As filed with Securities and Exchange Commission on November 29, 2007
                                                  Commission File Nos. 333-70384
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 28            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 114                          |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on December 3, 2007, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
         JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R) THROUGH
                            JNLNY SEPARATE ACCOUNT I


THE DATE OF THIS PROSPECTUS IS DECEMBER 3, 2007, which states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York ("Jackson of NYSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information ("SAI") dated December 3, 2007 that is available upon request without charge. To obtain a copy, contact us at our:

                          JACKSON OF NY SERVICE CENTER
                          P.O. BOX 378004
                          DENVER, COLORADO 80237-8004
                          1-800-599-5651
                          CONTACTUS@JNLNY.COM
                          WWW.JNLNY.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 168. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.


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NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
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           o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
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THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST



JNL/AIM INTERNATIONAL GROWTH FUND (FORMERLY JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND (FORMERLY JNL/FI BALANCED FUND)
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND (FORMERLY JNL/SELECT GLOBAL GROWTH FUND)
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (FORMERLY JNL/SELECT LARGE CAP GROWTH FUND)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY JNL/FI MID-CAP EQUITY FUND)
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM AMERICA CORE EQUITY FUND (FORMERLY JNL/PUTNAM EQUITY FUND)
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P INTRINSIC VALUE FUND
JNL/S&P TOTAL YIELD FUND JNL/S&P 4 FUND


JNL VARIABLE FUND LLC


JNL/Mellon Capital Management Nasdaq(R) 25 Fund (FORMERLY JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND)
JNL/Mellon Capital Management Value Line(R) 30 Fund (FORMERLY JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND)
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund



HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. EFFECTIVE DECEMBER 3, 2007, THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND OF JNLNY VARIABLE FUND I LLC ("ACQUIRED FUND") WAS COMBINED WITH THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND OF JNL VARIABLE FUND LLC AS THE SURVIVING FUND. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                                            TABLE OF CONTENTS

GLOSSARY....................................................................................................1

KEY FACTS...................................................................................................1

FEES AND EXPENSES TABLES....................................................................................2


EXAMPLE.....................................................................................................12

THE ANNUITY CONTRACT........................................................................................13

JACKSON OF NY...............................................................................................14

THE FIXED ACCOUNT...........................................................................................14

THE SEPARATE ACCOUNT........................................................................................15

INVESTMENT DIVISIONS........................................................................................16

CONTRACT CHARGES............................................................................................28

DISTRIBUTION OF CONTRACTS...................................................................................45

PURCHASES...................................................................................................47

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS................................................................51

TELEPHONE AND INTERNET TRANSACTIONS.........................................................................52

ACCESS TO YOUR MONEY........................................................................................54

INCOME PAYMENTS (THE INCOME PHASE)..........................................................................149

DEATH BENEFIT...............................................................................................154

TAXES.......................................................................................................157

OTHER INFORMATION...........................................................................................161

PRIVACY POLICY..............................................................................................163

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................................................168


APPENDIX A (about Dow Jones)................................................................................A-1

APPENDIX B (Contract Enhancement Recapture Charges).........................................................B-1


APPENDIX C (Broker-Dealer Support)..........................................................................C-1

APPENDIX D (GMWB Prospectus Examples).......................................................................D-1


APPENDIX E (Accumulation Unit Values).......................................................................E-1

                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.


CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Contract's Issue Date.


CONTRACT VALUE - the sum of your allocations between the Contract's Fixed Account and Investment Divisions.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

INTEREST RATE ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.


FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.


GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.


GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON OF NY, JNLNY, WE, OUR, OR US - Jackson National Life Insurance Company of New York. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.


SEPARATE ACCOUNT - JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

---------- -------------------------- ------------------------------------------

           ALLOCATION OPTIONS         The Contract makes available a
                                      Fixed Account and Investment Divisions for
                                      allocation of your premium payments and
                                      Contract Value. For more information about
                                      the fixed options, please see "THE FIXED
                                      ACCOUNT" beginning on page 14. For more
                                      information about the Investment
                                      Divisions, please see "INVESTMENT
                                      DIVISIONS" beginning on page 16.
---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------
           INVESTMENT PURPOSE         The Contract is intended to help
                                      you save for retirement or another
                                      long-term investment purpose. The Contract
                                      is designed to provide tax deferral on
                                      your earnings, if it is not issued under a
                                      qualified retirement plan. Qualified plans
                                      confer their own tax deferral. For more
                                      information, please see "TAXES" beginning
                                      on page 157.
---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------
           FREE LOOK                  If you change your mind about having
                                      purchased the Contract, you may return it
                                      without penalty. There are conditions and
                                      limitations, including time limitations.
                                      For more information, please see "FREE
                                      LOOK" beginning on page 162.
---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------
           PURCHASES                  There are minimum and maximum premium
                                      requirements. You may elect to receive a
                                      credit on your premium payments during the
                                      first Contract Year, subject to fees,
                                      conditions and limitations. The Contract
                                      also has a premium protection option,
                                      namely the Capital Protection Program. For
                                      more information, please see "PURCHASES"
                                      beginning on page 47.
---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------
           WITHDRAWALS                Before the Income Date, there are a number
                                      of ways to access your Contract Value,
                                      generally subject to a charge or
                                      adjustment, particularly during the early
                                      Contract Years. There are also a number of
                                      optional withdrawal benefits available.
                                      The Contract has a free withdrawal
                                      provision and waives the charges and
                                      adjustments in the event you may require
                                      extended care. For more information,
                                      please see "ACCESS TO YOUR MONEY"
                                      beginning on page 54.
---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------
           INCOME PAYMENTS            There are a number of income
                                      options available, including an optional,
                                      guaranteed minimum income benefit. For
                                      more information, please see "INCOME
                                      PAYMENTS (THE INCOME PHASE)" beginning on
                                      page 149.
---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------
           DEATH BENEFIT              The Contract has a death benefit
                                      that becomes payable if you die before the Income Date. An optional death benefit is also available. For more information, please see "DEATH BENEFIT" beginning on page 154.

---------- -------------------------- ------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


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                                                OWNER TRANSACTION EXPENSES

      Front-end Sales Load                                                                                 None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                7%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
             PERCENTAGE OF EACH PREMIUM                                                                    2%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- -------- --

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within thirteen months of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:


                       Completed Years Since Receipt Of Premium -
                       0         1         2         3         4         5         6         7+
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       Base            7%        6%        5%        4%        3%        2%        1%        0
           Schedule
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       Five-year       6.5%      5%        3%        2%        1%        0         0         0
           Schedule
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       Three-year      6%        4.5%      2%        0         0         0         0         0
           Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distribution of the Internal Revenue Code; and a total withdrawal. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:


                   Completed Years Since Receipt Of Premium -
                                   0        1        2        3        4       5        6        7+
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       2% C.E.                     2%       2%       1.25%    1.25%    0.5%    0        0        0
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       3% C.E.                     3%       3%       2%       2%       2%      1%       1%       0
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- ------
       4% C.E.                     3%       3%       2%       2%       2%      1%       1%       0

       For Contracts with Issue Dates BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates BEFORE SEPTEMBER 22, 2003, the recapture charges over the same completed years since receipt of premium were: 4%; 4%; 2.5%; 2.5%; 2.5%; 1.25%; and 1.25%.

(3)    Currently, premium taxes do not apply.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and automatic rebalancing.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.


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                                PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (6)                                                               $30

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.35%

      Mortality And Expense Risk Charge (7)                                                       1.20%

      Administration Charge (8)                                                                   0.15%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.35%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

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      OPTIONAL ENDORSEMENTS - The following optional endorsement charges are based on average account value: the 4% Contract Enhancement, the 3% Contract Enhancement, the 2% Contract Enhancement, the Five-Year Withdrawal Schedule, the Three-Year Withdrawal Schedule, the 20% Additional Free Withdrawal and the Highest Anniversary Value Death Benefit. Please see footnotes 12 - 25 for those charges that are not based on average account value.

      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY SELECT ONE OF EACH GROUPING BELOW. (9)

      --------------------------------------------------------------------------
      4% Contract Enhancement Maximum Annual Charge (10)               0.56%
      3% Contract Enhancement Maximum Annual Charge (10)               0.42%
      2% Contract Enhancement Maximum Annual Charge (11)               0.395%
      --------------------------------------------------------------------------



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      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuardSM") (12)               0.60%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7 PlusSM") (13)   0.75%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly "AutoGuardSM ") (14)   1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (15)                            1.62%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5SM") (16)                              0.51%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30,
         2007) ("LifeGuard ProtectorSM") (17)                                                             1.47%

      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard AdvantageSM,"
         formerly "LifeGuard Protector AdvantageSM") (18)                                                 1.50%
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of
         April 30, 2007) ("LifeGuard Protector PlusSM") (19)                                              1.47%
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as
         of April 30, 2007) ("LifeGuard Protector with Joint Option") (20)                                1.62%
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as
         of April 30, 2007) ("LifeGuard Protector Plus with Joint Option") (21)                           1.71%
      For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent") (22)                   1.50%
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent With Joint
         Option") (23)                                                                                    1.71%
      5% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)
         ("LifeGuard 5(R)") (24)                                                                          1.32%
      4% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard
         4(R)") (25)                                                                                      0.87%
      --------------------------------------------------------------------------------------------------- ---------

      --------------------------------------------------------------------------------------------------- ---------
      Five-year Withdrawal Schedule Maximum Annual Charge                                                 0.30%
      Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)          0.45%
      --------------------------------------------------------------------------------------------------- ---------

      --------------------------------------------------------------------------------------------------- ---------
      20% Additional Free Withdrawal Maximum Annual Charge                                                0.30%
      --------------------------------------------------------------------------------------------------- ---------

      --------------------------------------------------------------------------------------------------- ---------
      Highest Anniversary Value Death Benefit Maximum Annual Charge (26)                                  0.40%
      --------------------------------------------------------------------------------------------------- ---------

-------------------------------------------------------------------------------------------------------------------

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7) This charge is 1.10% on Contracts issued BETWEEN SEPTEMBER 22, 2003 AND MAY 2, 2004. For Contracts with Issue Dates BEFORE SEPTEMBER 22, 2003, this charge is 1.25%.

(8) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.


(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancement and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.


(10)    This charge lasts for the first seven Contract Years.

(11)    This charge lasts for the first five Contract Years.

(12) The charge for the GMIB is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base is the greater of (a) or (b), where:

           (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB; and

           (b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

         For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 150.


        For Contracts with the GMIB purchased ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

        For Contracts with the GMIB purchased FROM MAY 3, 2004 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

        For Contracts with the GMIB purchased FROM SEPTEMBER 22, 2003 THROUGH MAY 2, 2004 (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

        For Contracts with the GMIB purchased BEFORE SEPTEMBER 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 32.


(13)    0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        The charge is expressed as an annual percentage and depends on:

          *    When the endorsement is added to the Contract.

          * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006, or BEFORE OCTOBER 4, 2004.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - monthly or daily.

        THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

        For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

        For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.


                                     7% GMWB
            Endorsement's           On and after               Before                  Before
            Availability          January 17, 2006        January 17, 2006         October 4, 2004
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Maximum Annual             0.75%                   0.70%                    0.70%
            Charge
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Current Annual             0.42%                   0.40%                    0.35%
            Charge                                                               0.55% upon step-up
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Charge Basis                GWB             Investment Divisions    Investment Divisions
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Charge Frequency          Monthly                  Daily                    Daily


        For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 32. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 57.


(14) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit Value calculation.


        While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62.


(15) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation.


        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 67.


(16) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit Value calculation.


        While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72.


(17) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         0.87%/12          0.42%/12
                    50 - 54         0.87%/12          0.42%/12
                    55 - 59         1.20%/12          0.66%/12
                    60 - 64         1.32%/12          0.75%/12
                    65 - 69         1.47%/12          0.90%/12
                    70 - 74         0.87%/12          0.51%/12
                    75 - 80         0.60%/12          0.36%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 35. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 76.


(18) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         1.02%/12          0.57%/12
                    50 - 54         1.17%/12          0.72%/12
                    55 - 59         1.50%/12          0.96%/12
                    60 - 64         1.50%/12          0.96%/12
                    65 - 69         1.50%/12          0.96%/12
                    70 - 74         0.90%/12          0.57%/12
                    75 - 80         0.66%/12          0.42%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 37. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 82.


(19) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

               5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         0.87%/12          0.42%/12
                    50 - 54         1.02%/12          0.57%/12
                    55 - 59         1.47%/12          0.87%/12
                    60 - 64         1.47%/12          0.87%/12
                    65 - 69         1.20%/12          0.66%/12
                    70 - 74         0.75%/12          0.36%/12
                    75 - 80         0.57%/12          0.30%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 37. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 91.


(20) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                  JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         1.02%/12          0.57%/12
                    50 - 54         1.02%/12          0.57%/12
                    55 - 59         1.35%/12          0.81%/12
                    60 - 64         1.47%/12          0.90%/12
                    65 - 69         1.62%/12          1.05%/12
                    70 - 74         1.02%/12          0.66%/12
                    75 - 80         0.75%/12          0.51%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly

        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page
        39. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 98.


(21) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

            JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         1.11%/12          0.66%/12
                    50 - 54         1.26%/12          0.81%/12
                    55 - 59         1.71%/12          1.11%/12
                    60 - 64         1.71%/12          1.11%/12
                    65 - 69         1.47%/12          0.90%/12
                    70 - 74         1.02%/12          0.60%/12
                    75 - 80         0.81%/12          0.57%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly


        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 39. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 106.


(22) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation.


        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 40. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 116.


(23) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation.


        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 41. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 124.


(24)    1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        Charges are expressed as an annual percentage and depend on:

          *    The Owner's age when the endorsement is added to the Contract.

          * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - monthly or daily.


        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.


        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                                             5% FOR LIFE GMWB
           Endorsement's               Before May 1, 2006                      Before
           Availability                                                  January 17, 2006*
           ------------------- ---------------- ------------------- -------------- --------------
           Annual Charge           Maximum           Current           Maximum        Current
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ---------------- ------------------- -------------- --------------
           Ages    60 - 64        1.32%/12           0.90%/12           1.30%          0.90%
                   65 - 69        0.87%/12           0.60%/12           0.85%          0.60%
                   70 - 74        0.60%/12           0.51%/12           0.60%          0.50%
                   75 - 80        0.51%/12           0.42%/12           0.50%          0.40%
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ------------------------------------ -----------------------------
           Charge Basis                        GWB                      Investment Divisions
           ------------------- ------------------------------------ -----------------------------
           ------------------- ------------------------------------ -----------------------------
           Charge Frequency                  Monthly                           Daily

        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 42. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 134.


(25)    0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        Charges are expressed as an annual percentage and depend on:

          *    The Owner's age when the endorsement is added to the Contract.

          * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - monthly or daily.


        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.


        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                                             4% FOR LIFE GMWB
           Endorsement's               Before May 1, 2006                      Before
           Availability                                                  January 17, 2006*
           ------------------- ---------------- ------------------- -------------- --------------
           Annual Charge           Maximum           Current           Maximum        Current
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ---------------- ------------------- -------------- --------------
           Ages    50 - 54        0.87%/12           0.66%/12           0.85%          0.65%
                   55 - 59        0.66%/12           0.51%/12           0.65%          0.50%
                   60 - 64        0.51%/12           0.36%/12           0.50%          0.35%
                   65 - 69        0.36%/12           0.27%/12           0.35%          0.25%
                   70 - 74        0.30%/12           0.21%/12           0.30%          0.20%
                   75 - 80        0.21%/12           0.15%/12           0.20%          0.15%
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ------------------------------------ -----------------------------
           Charge Basis                        GWB                      Investment Divisions
           ------------------- ------------------------------------ -----------------------------
           ------------------- ------------------------------------ -----------------------------
           Charge Frequency                  Monthly                           Daily

        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 43. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 142.


(26) The current charge is 0.25%.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

---------------------------------------------

               Minimum: 0.59%

               Maximum: 1.70%

---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.


                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)

                                                                                                  ACQUIRED
                                                                                                  FUND FEES       ANNUAL
                                                   MANAGEMENT AND     SERVICE         OTHER          AND         OPERATING
                       FUND NAME                     ADMIN FEE A    (12B-1) FEE     EXPENSES B    EXPENSES C     EXPENSES
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------

 JNL/AIM International Growth                           0.82%         0.20%         0.01%          0.00%          1.03%

--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/AIM Large Cap Growth                               0.80%         0.20%         0.00%          0.01%          1.01%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/AIM Real Estate                                    0.82%         0.20%         0.00%          0.01%          1.03%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/AIM Small Cap Growth                               0.95%         0.20%         0.01%          0.00%          1.16%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------

 JNL/Capital Guardian Global Balanced                   0.80%         0.20%        0.02%           0.00%          1.02%
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
 JNL/Capital Guardian Global Diversified Research       0.90%         0.20%        0.01%           0.00%          1.11%
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
 JNL/Capital Guardian International Small Cap           1.10%         0.20%        0.01%           0.00%          1.31%
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Capital Guardian U.S. Growth Equity                0.80%         0.20%         0.00%          0.00%          1.00%

--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Credit Suisse Global Natural Resources             0.85%         0.20%         0.01%          0.00%          1.06%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Credit Suisse Long/Short                           1.00%         0.20%         0.50% D        0.00%          1.70%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Eagle Core Equity                                  0.73%         0.20%         0.00%          0.01%          0.94%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Eagle SmallCap Equity                              0.83%         0.20%         0.01%          0.01%          1.05%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Franklin Templeton Founding Strategy               0.05%         0.00%         0.01%          1.09% E        1.15%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Franklin Templeton Global Growth                   0.90%         0.20%         0.01%          0.00%          1.11%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Franklin Templeton Income                          0.90%         0.20%         0.00%          0.00%          1.10%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Franklin Templeton Mutual Shares                   0.85%         0.20%         0.01%          0.00%          1.06%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Franklin Templeton Small Cap Value                 0.95%         0.20%         0.01%          0.03%          1.19%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Goldman Sachs Core Plus Bond                       0.70%         0.20%         0.00%          0.00%          0.90%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Goldman Sachs Mid Cap Value                        0.84%         0.20%         0.01%          0.01%          1.06%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Goldman Sachs Short Duration Bond                  0.54%         0.20%         0.00%          0.00%          0.74%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/JPMorgan International Value                       0.83%         0.20%         0.00%          0.01%          1.04%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------

 JNL/JPMorgan MidCap Growth                             0.80%         0.20%         0.01%          0.01%          1.02%

--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/JPMorgan U.S. Government & Quality Bond            0.58%         0.20%         0.01%          0.00%          0.79%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Lazard Emerging Markets                            1.15%         0.20%         0.00%          0.02%          1.37%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Lazard Mid Cap Value                               0.82%         0.20%         0.01%          0.01%          1.04%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Lazard Small Cap Value                             0.85%         0.20%         0.01%          0.01%          1.07%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management S&P 500 Index            0.39%         0.20%         0.01%          0.01%          0.61%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management S&P 400 MidCap Index     0.39%         0.20%         0.02%          0.01%          0.62%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Small Cap Index          0.39%         0.20%         0.01%          0.01%          0.61%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management International Index      0.45%         0.20%         0.01%          0.01%          0.67%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Bond Index               0.40%         0.20%         0.01%          0.00%          0.61%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Enhanced S&P 500         0.59%         0.20%         0.01%          0.01%          0.81%
   Stock Index
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Index 5                  0.05%         0.00%         0.01%          0.62% E        0.68%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management 10 x 10                  0.05%         0.00%         0.01%          0.64%          0.70%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Oppenheimer Global Growth                          0.85%         0.20%         0.01%          0.00%          1.06%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/PIMCO Real Return                                  0.60%         0.20%         0.01%          0.00%          0.81%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/PIMCO Total Return Bond                            0.60%         0.20%         0.01%          0.00%          0.81%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------

 JNL/PPM America Core Equity                            0.75%         0.20%         0.01%          0.00%          0.96%

--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/PPM America High Yield Bond                        0.57%         0.20%         0.01%          0.00%          0.78%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/PPM America Value Equity                           0.65%         0.20%         0.00%          0.00%          0.85%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Select Balanced                                    0.58%         0.20%         0.01%          0.01%          0.80%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Select Money Market                                0.38%         0.20%         0.01%          0.00%          0.59%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Select Value                                       0.64%         0.20%         0.00%          0.01%          0.85%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/T. Rowe Price Established Growth                   0.70%         0.20%         0.00%          0.00%          0.90%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/T. Rowe Price Mid-Cap Growth                       0.81%         0.20%         0.01%          0.00%          1.02%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/T. Rowe Price Value                                0.75%         0.20%         0.01%          0.00%          0.96%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Managed Conservative                           0.18%         0.00%         0.01%          0.83% F        1.02%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Managed Moderate                               0.18%         0.00%         0.01%          0.87% F        1.06%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Managed Moderate Growth                        0.16%         0.00%         0.00%          0.92% F        1.08%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Managed Growth                                 0.15%         0.00%         0.01%          0.96% F        1.12%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Managed Aggressive Growth                      0.17%         0.00%         0.00%          0.99% F        1.16%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Retirement Income                              0.18%         0.00%         0.01%          0.91% F        1.10%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Retirement 2015                                0.18%         0.00%         0.01%          0.97% F        1.16%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Retirement 2020                                0.18%         0.00%         0.02%          0.98% F        1.18%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Retirement 2025                                0.18%         0.00%         0.04%          0.97% F        1.19%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Disciplined Moderate                           0.18%         0.00%         0.01%          0.67% E        0.86%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Disciplined Moderate Growth                    0.18%         0.00%         0.01%          0.67% E        0.86%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P Disciplined Growth                             0.18%         0.00%         0.01%          0.66% E        0.85%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------

 JNL/S&P Competitive Advantage                          0.50%         0.20%        0.01%           0.00%          0.71%
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
 JNL/S&P Dividend Income & Growth                       0.50%         0.20%        0.01%           0.00%          0.71%
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
 JNL/S&P Intrinsic Value                                0.50%         0.20%        0.01%           0.00%          0.71%
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
 JNL/S&P Total Yield                                    0.50%         0.20%        0.01%           0.00%          0.71%
--------------------------------------------------- -------------- ------------ -------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/S&P 4                                              0.05%         0.00%         0.01%          0.71% E        0.77%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Nasdaq(R) 25             0.52%         0.20%         0.04%          0.00%          0.76%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Value Line(R) 30         0.44%         0.20%         0.15%          0.00%          0.79%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management DowSM Dividend           0.47%         0.20%         0.03%          0.01%          0.71%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management S&P(R) 24                0.52%         0.20%         0.02%          0.01%          0.75%

--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management 25                       0.44%         0.20%         0.01%          0.00%          0.65%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Select Small-Cap         0.44%         0.20%         0.01%          0.00%          0.65%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management JNL 5                    0.43%         0.20%         0.01%          0.00%          0.64%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management VIP                      0.45%         0.20%         0.04%          0.00%          0.69%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management JNL Optimized 5          0.51%         0.20%         0.05%          0.01%          0.77%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management S&P(R) SMid 60           0.52%         0.20%         0.02%          0.00%          0.74%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management NYSE(R)
   International 25                                     0.57%         0.20%         0.05%          0.00%          0.82%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Communications
   Sector                                               0.52%         0.20%         0.03%          0.00%          0.75%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Consumer Brands
   Sector                                               0.52%         0.20%         0.03%          0.00%          0.75%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Financial Sector         0.52%         0.20%         0.03%          0.00%          0.75%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Healthcare Sector        0.50%         0.20%         0.03%          0.00%          0.73%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Oil & Gas Sector         0.45%         0.20%         0.03%          0.00%          0.68%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------
 JNL/Mellon Capital Management Technology Sector        0.52%         0.20%         0.03%          0.00%          0.75%
--------------------------------------------------- -------------- ------------- ------------- -------------- -------------

A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.


      The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

      The JNL/Mellon Capital Management NYSE(R) International 25 Fund pays an administrative fee of 0.20%.

      The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

      All the other Funds pay an administrative fee of 0.10%.


      The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

E Amounts are based on the target allocations to underlying funds. Actual amounts may be higher or lower than those shown above.

F Amounts are based on the allocations to underlying funds during the year ended December 31, 2006. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional 2% Contract Enhancement, the Highest Anniversary Death Benefit, the Five-year Withdrawal Schedule, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:

         1 YEAR              3 YEARS           5 YEARS           10 YEARS

         $1,477              $2,284            $3,212            $5,790

         If you annuitize at the end of the applicable time period:

         1 YEAR *            3 YEARS           5 YEARS           10 YEARS

         $1,477              $2,284            $3,212            $5,790

         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do NOT surrender your Contract:

         1 YEAR              3 YEARS           5 YEARS            10 YEARS

         $627                $1,859            $3,062             $5,790

         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

         CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

         You may allocate your Contract Value to

               * our Fixed Account, as may be made available by us, or as may be otherwise limited by us, or to

               * Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

               * the ACCUMULATION PHASE, when you make premium payments to us, and

               *    the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Annuity Service Center for help and more information.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

                                  JACKSON OF NY

         We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT


         CONTRACT VALUE THAT YOU ALLOCATE TO A FIXED ACCOUNT OPTION WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT IS NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT IT. DISCLOSURES REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.


         Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period. Currently, the Fixed Account minimum interest rate is 3% per annum, which is credited daily. For Contracts issued BEFORE MAY 1, 2006, the guaranteed minimum interest rates are as follows: 2.25% (for Contracts issued BEFORE JANUARY 1,
         2006), 1.50% (for Contracts issued BEFORE MAY 2, 2005,) and 3% (for Contracts issued BEFORE SEPTEMBER 22, 2003), per annum, which is credited daily. Subject to these minimum requirements, we may declare different base interest rates at different times.

         An Interest Rate Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Interest Rate Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option with a duration equal to the number of years remaining in the current Fixed Account Option period, increased by 0.25%. Generally, the Interest Rate Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

         There will be no Interest Rate Adjustment when the current new business interest rate (after adjustment for the 0.25% bias) is greater than the guaranteed base interest rate by less than 0.25%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

         Also, there is no Interest Rate Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Interest Rate Adjustment reduce the credited interest below the guaranteed minimum interest rate applicable to your Contract, which cannot be less than the guaranteed minimum interest rate required under state insurance laws.

         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, we will allocate the Contract Value based on your Investment Division allocation instructions. For Contracts purchased ON OR AFTER SEPTEMBER 22, 2003, if any Contract Enhancement is selected, allocations to the three-, five- and seven-year Fixed Account are prohibited until the end of the applicable recapture charge period. Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

                              THE SEPARATE ACCOUNT

         We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

         The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                  JNL/Franklin Templeton Founding Strategy
                  JNL/Mellon Capital Management Index 5
                  JNL/Mellon Capital Management 10 x 10
                  JNL/S&P Managed Conservative
                  JNL/S&P Managed Moderate
                  JNL/S&P Managed Moderate Growth
                  JNL/S&P Managed Growth
                  JNL/S&P Managed Aggressive Growth
                  JNL/S&P Retirement Income
                  JNL/S&P Retirement 2015
                  JNL/S&P Retirement 2020
                  JNL/S&P Retirement 2025
                  JNL/S&P Disciplined Moderate
                  JNL/S&P Disciplined Moderate Growth
                  JNL/S&P Disciplined Growth

         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


---------------------------------------------------------------------------------------------------------------------------
                                                     JNL SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------

JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

---------------------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

---------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc.
     (sub-sub-adviser))

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

---------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

---------------------------------------------------------------------------------------------------------------------------

JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase.

---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
         registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities). The Fund normally will invest in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.

---------------------------------------------------------------------------------------------------------------------------

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management
     Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

---------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

---------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S.
         companies.

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JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.

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JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying
         Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

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JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

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JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

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JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily
         (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

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JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

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JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R)
         Value Index at the time of investing.

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JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

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JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan
         Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

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JNL/JPMORGAN GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S.
         government.

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JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

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JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

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JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

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JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

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JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

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JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

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JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by initially allocating in the following Funds:

         >> 20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 20% in the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 20% in the JNL/Mellon Capital Management International Index Fund; and
         >> 20% in the JNL/Mellon Capital Management Bond Index Fund.

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JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
Jackson National Asset Management, LLC

         Seeks capital appreciation and income by initially allocating in the following Funds:

         >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

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JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

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JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

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JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

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JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

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JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

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JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are undervalued relative to other stocks.

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JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of well-established growth companies.

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JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

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JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

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JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

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JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

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JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying
         Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

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JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital
     Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC
         ("SPIAS"), profitable, predominantly higher-quality, and larger capitalization companies. In selecting the companies, SPIAS looks for companies, which are in the top decile by return on invested capital with the lowest market-to-book multiples.

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JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital
     Management Corporation)

         Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

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JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital
     Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's
         Investment Advisory Services LLC ("SPIAS"), larger, predominantly higher-quality companies with strong free cash flows and low external financing needs.

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JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital
     Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total
         Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC
         ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

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JNL/S&P 4 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

         >> 25% in JNL/S&P Competitive Advantage Fund; and
         >> 25% in JNL/S&P Dividend Income & Growth Fund; and
         >> 25% in JNL/S&P Intrinsic Value Fund; and
         >> 25% in JNL/S&P Total Yield Fund.

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         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the GMIB and (ii) any GMWB.

         Each of these three benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these three benefits may be somewhat diminished.

         The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.


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                                                   JNL VARIABLE FUND LLC
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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation by investing in common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index(R).

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on each "Stock Selection Date."

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite
         Stock Price Index ("S&P 500 Index(R)").

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JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock
         Exchange ("NYSE").

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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing at least
         80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange
         ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock
         Market ("Nasdaq"), on each Stock Selection Date.

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JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

         >> 20% in the DowSM 10 Strategy, a dividend yielding strategy;
         >> 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
         >> 20% in the Global 15 Strategy, a dividend yielding strategy;
         >> 20% in the 25 Strategy, a dividend yielding strategy and >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.

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JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

         >> The DowSM Core 5 Strategy;
         >> The European 20 Strategy;
         >> The Nasdaq(R) 25 Strategy;
         >> The S&P 24 Strategy;
         >> The Select Small-Cap Strategy; and
         >> The Value Line(R) 30 Strategy.

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JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

         >> 25% in the Nasdaq(R) 25 Strategy;
         >> 25% in the Value Line(R) 30 Strategy;
         >> 24% in the European 20 Strategy;
         >> 14% in the Global 15 Strategy; and
         >> 12% in the 25 Strategy.

---------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P
         MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600
         Index ("S&P SmallCap 600"). The 60 companies are selected each Stock
         Selection Date. Seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Sub-Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

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JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in foreign companies. The 25 companies are selected each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock
         Selection Date and when cash flow activity occurs in the Fund. The
         Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

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         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


         You should read the prospectus for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jnlny.com.


         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.20% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the annual charge is 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE SEPTEMBER 22, 2003, the annual charge is 1.25% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

               o to make income payments for the life of the Annuitant during the income phase;

               o to waive the withdrawal charge in the event of the Owner's death; and

               o    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.

         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

                 o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

                 o EARNINGS (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premium in these Options)

                 o     ADDITIONAL FREE WITHDRAWALS

                             * during each Contract Year (the first withdrawal during a Contract Year for Contracts purchased BEFORE SEPTEMBER 22, 2003), 10% OF PREMIUMS that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn, MINUS earnings (required minimum distribution will reduce the 10% free withdrawal amount), OR

                             * if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract Year, 20% OF PREMIUMS that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings.

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

               o    partial   withdrawals  in  excess  of  the  free  withdrawal
                    amounts, or

               o withdrawals under a tax-qualified Contract that exceeds its required minimum distributions, or

               o withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

               o    total withdrawals.


         The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:


                                  WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
         COMPLETED YEARS
         SINCE RECEIPT OF        0        1        2        3        4        5        6       7+
         PREMIUM


         BASE SCHEDULE          7%       6%       5%       4%       3%       2%       1%        0

         WITHDRAWAL CHARGE
         IF FIVE-YEAR          6.5%      5%       3%       2%       1%        0        0        0
         PERIOD APPLIES

         WITHDRAWAL CHARGE
         IF THREE-YEAR          6%      4.5%      2%        0        0        0        0        0
         PERIOD APPLIES*

         * PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do not assess the withdrawal charge on any payments paid out as:

                 o income payments (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);

                 o     death benefits;

                 o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

                 o withdrawals of up to $250,000 from the Investment Divisions or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

                 CONTRACT ENHANCEMENT            2%        3%       4%
                 CHARGE (ON AN ANNUAL BASIS)     0.395%    0.42%    0.56%

         For Contracts with Issue Dates BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates ON AND AFTER SEPTEMBER 22, 2003 and a Contract Enhancement, the three-, five-, or seven-year Fixed Account option is unavailable.

         Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)


        Completed Years Since Receipt of        0        1        2          3         4        5        6      7+
          Premium Payment

        Recapture Charge (2% Credit)            2%      2%      1.25%      1.25%      0.5%      0        0      0

        Recapture Charge (3% Credit)            3%      3%        2%        2%         2%       1%      1%      0

        Recapture Charge (4% Credit)            3%      3%        2%        2%         2%       1%      1%      0

         For Contracts with Issue Dates BEFORE SEPTEMBER 23, 2003, the recapture charges for the 4% Contract Enhancement over the same completed years since receipt of a premium payment were: 4%, 4%, 2.5%, 2.5%; 2.5%; 1.25%; and 1.25%.

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do NOT assess the recapture charge on any amounts paid out as:

                 o     death benefits;

                 o     income payments paid during the income phase;

                 o withdrawals taken under your Contract's free withdrawal provisions;

                 o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

                 o withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

         OPTIONAL DEATH BENEFIT - HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CHARGE. There is no additional charge for the Contract's basic death benefit. However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD") CHARGE. The charge for the GMIB depends on the endorsement's availability and the frequency of deduction, as explained below.

                  For Contracts with the GMIB purchased ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

                  For Contracts with the GMIB purchased FROM MAY 3, 2004 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

                  For Contracts with the GMIB purchased FROM SEPTEMBER 22, 2003 THROUGH MAY 2, 2004, (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

                  For Contracts with the GMIB purchased BEFORE SEPTEMBER 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 150. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 57. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


                  For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                              Maximum Annual Charge       Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                     Monthly                       Monthly
                                      0.75%                      0.42% / 12

                  You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

                              Maximum Annual Charge       Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                      0.70%                        0.40%

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                  For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

                              Maximum Annual Charge       Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                      0.70%                        0.35%
                                                            0.55% upon step-up

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

         We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 57. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB with annual step-up, you will pay 0.055% of the GWB each Contract Month (0.66% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62.
         We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract Month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 67. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 67. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72. We deduct the charge from your Contract Value pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                   Annual Charge          Maximum           Current
                --------------------- ----------------- ----------------
                --------------------- ----------------- ----------------
                Ages    45 - 49           0.87%/12         0.42%/12
                        50 - 54           0.87%/12         0.42%/12
                        55 - 59           1.20%/12         0.66%/12
                        60 - 64           1.32%/12         0.75%/12
                        65 - 69           1.47%/12         0.90%/12
                        70 - 74           0.87%/12         0.51%/12
                        75 - 80           0.60%/12         0.36%/12
                --------------------- ----------------- ----------------
                --------------------- ----------------------------------
                Charge Basis                         GWB
                --------------------- ----------------------------------
                --------------------- ----------------------------------
                Charge Frequency                   Monthly


         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP CHARGE ("LIFEGUARD ADVANTAGE"). The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 82. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

                      Annual Charge              Maximum               Current
                  ----------------------- ---------------------- ---------------
                  ----------------------- ---------------------- ---------------
                  Ages    45 - 49               1.02%/12               0.57%/12
                          50 - 54               1.17%/12               0.72%/12
                          55 - 59               1.50%/12               0.96%/12
                          60 - 64               1.50%/12               0.96%/12
                          65 - 69               1.50%/12               0.96%/12
                          70 - 74               0.90%/12               0.57%/12
                          75 - 80               0.66%/12               0.42%/12
                  ----------------------- ---------------------- ---------------
                  ----------------------- --------------------------------------
                  Charge Basis                                GWB
                  ----------------------- --------------------------------------
                  ----------------------- --------------------------------------
                  Charge Frequency                          Monthly

         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 82. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 82. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 91. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                     Annual Charge             Maximum                Current
                 ---------------------- ----------------------- ----------------
                 ---------------------- ----------------------- ----------------
                 Ages    45 - 49               0.87%/12              0.42%/12
                         50 - 54               1.02%/12              0.57%/12
                         55 - 59               1.47%/12              0.87%/12
                         60 - 64               1.47%/12              0.87%/12
                         65 - 69               1.20%/12              0.66%/12
                         70 - 74               0.75%/12              0.36%/12
                         75 - 80               0.57%/12              0.30%/12
                 ---------------------- ----------------------- ----------------
                 ---------------------- ----------------------------------------
                 Charge Basis                               GWB
                 ---------------------- ----------------------------------------
                 ---------------------- ----------------------------------------
                 Charge Frequency                         Monthly


         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 91. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 91. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 98. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


                     Annual Charge             Maximum                Current
                 ---------------------- ----------------------- ----------------
                 ---------------------- ----------------------- ----------------
                 Ages    45 - 49               1.02%/12              0.57%/12
                         50 - 54               1.02%/12              0.57%/12
                         55 - 59               1.35%/12              0.81%/12
                         60 - 64               1.47%/12              0.90%/12
                         65 - 69               1.62%/12              1.05%/12
                         70 - 74               1.02%/12              0.66%/12
                         75 - 80               0.75%/12              0.51%/12
                 ---------------------- ----------------------- ----------------
                 ---------------------- ----------------------------------------
                 Charge Basis                               GWB
                 ---------------------- ----------------------------------------
                 ---------------------- ----------------------------------------
                 Charge Frequency                         Monthly


         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 98. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 98. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 106. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


                     Annual Charge             Maximum                Current
                 ---------------------- ----------------------- ----------------
                 ---------------------- ----------------------- ----------------
                 Ages    45 - 49               1.11%/12              0.66%/12
                         50 - 54               1.26%/12              0.81%/12
                         55 - 59               1.71%/12              1.11%/12
                         60 - 64               1.71%/12              1.11%/12
                         65 - 69               1.47%/12              0.90%/12
                         70 - 74               1.02%/12              0.60%/12
                         75 - 80               0.81%/12              0.57%/12
                 ---------------------- ----------------------- ----------------
                 ---------------------- ----------------------------------------
                 Charge Basis                               GWB
                 ---------------------- ----------------------------------------
                 ---------------------- ----------------------------------------
                 Charge Frequency                         Monthly


         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 106. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 106. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 116. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.


         We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.50% annually.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 116. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 116. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 124. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.


         We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.71% annually.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 124. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 124. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 134. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                            Annual Charge        Maximum       Current
                         -------------------- -------------- -------------
                         -------------------- -------------- -------------
                         Ages    60 - 64       1.32% / 12     0.90% / 12
                                 65 - 69       0.87% / 12     0.60% / 12
                                 70 - 74       0.60% / 12     0.51% / 12
                                 75 - 80       0.51% / 12     0.42% / 12
                         -------------------- -------------- -------------
                         -------------------- ----------------------------
                         Charge Basis                     GWB
                         -------------------- ----------------------------
                         -------------------- ----------------------------
                         Charge Frequency               Monthly


                  You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:


                            Annual Charge       Maximum        Current
                         -------------------- ------------- --------------
                         -------------------- ------------- --------------
                         Ages    60 - 64         1.30%          0.90%
                                 65 - 69         0.85%          0.60%
                                 70 - 74         0.60%          0.50%
                                 75 - 80         0.50%          0.40%
                         -------------------- ------------- --------------
                         -------------------- ----------------------------
                         Charge Basis            Investment Divisions
                         -------------------- ----------------------------
                         -------------------- ----------------------------
                         Charge Frequency                Daily


                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 134. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 134. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 142. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                            Annual Charge          Maximum            Current
                         --------------------- ----------------- ---------------
                         --------------------- ----------------- ---------------
                         Ages    50 - 54          0.87% / 12        0.66% / 12
                                 55 - 59          0.66% / 12        0.51% / 12
                                 60 - 64          0.51% / 12        0.36% / 12
                                 65 - 69          0.36% / 12        0.27% / 12
                                 70 - 74          0.30% / 12        0.21% / 12
                                 75 - 80          0.21% / 12        0.15% / 12
                         --------------------- ----------------- ---------------
                         --------------------- ---------------------------------
                         Charge Basis                          GWB
                         --------------------- ---------------------------------
                         --------------------- ---------------------------------
                         Charge Frequency                    Monthly


                  You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:


                            Annual Charge          Maximum            Current
                         --------------------- ----------------- ---------------
                         --------------------- ----------------- ---------------
                         Ages    50 - 54            0.85%              0.65%
                                 55 - 59            0.65%              0.50%
                                 60 - 64            0.50%              0.35%
                                 65 - 69            0.35%              0.25%
                                 70 - 74            0.30%              0.20%
                                 75 - 80            0.20%              0.15%
                         --------------------- ----------------- ---------------
                         --------------------- ---------------------------------
                         Charge Basis                 Investment Divisions
                         --------------------- ---------------------------------
                         --------------------- ---------------------------------
                         Charge Frequency                     Daily


                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 142. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 142. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 56 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


         OTHER EXPENSES. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 10.


         PREMIUM TAXES. Your state charges premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company ("JacksonSM"), Jackson of NY's parent.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

         Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products:

                 A. G. Edwards & Sons, Inc.
                 American General Securities
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 ING Financial Partners Inc.
                 Independent Financial Marketing Group
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Jefferson Pilot Securities Corp
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 Woodbury Financial Services Inc.


         Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 o     National Planning Corporation,

                 o     SII Investments, Inc.,

                 o     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 o     Investment Centers of America, Inc., and

                 o     Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

                 o     $5,000 under most circumstances

                 o     $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:

                 o     $500 for a qualified or non-qualified plan

                 o     $50 for an automatic payment plan

                 o You can pay additional premiums at any time during the accumulation phase

         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Fixed Account options.

         MAXIMUM PREMIUMS:

                 o The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, the GMIB or any GMWB.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

         Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you

                 o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) or

                 o     return your Contract during the Free Look period.

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract's free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy required minimum distribution of the Internal Revenue Code. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

         According, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

               o    death benefits computed on the basis of Contract Value;

               o withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

               o    withdrawals   necessary  to  satisfy  the  required  minimum
                    distribution of the Internal Revenue Code;


               o withdrawals under our extended care benefit. For more information, please see "Waiver of Withdrawal and Recapture Charges for Extended Care" beginning on page 54.


         For Contracts purchased ON OR AFTER SEPTEMBER 22, 2003, selection of a Contract Enhancement will prohibit allocation or transfer of any premium to the 3-, 5-, or 7-year Fixed Account options during the recapture periods.

         If you purchased your Contract BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. If you purchased your Contract BETWEEN MARCH 18, 2003 AND SEPTEMBER 21, 2003, the 3% and 4% Contract Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option. If you purchased your Contract BETWEEN JULY 14, 2003 AND SEPTEMBER 21, 2003, the 2% Contract Enhancement was not available.

         The 3% and 4% Contract Enhancement may not be selected with the 20% Additional Free Withdrawal option.

         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your Jackson of NY representative with respect to the current availability of 3, 5, 7 year Fixed Account options and the availability of the Capital Protection program.

         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               o    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               o subtracting any asset-based charges and taxes chargeable under the Contract; and

               o    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         Charges deducted through the cancellation of units are not reflected in the computation.

         The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               o    limiting the number of transfers over a period of time;

               o    requiring a minimum time period between each transfer;

               o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               o limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer requests made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

                 o     by making either a partial or complete withdrawal;

                 o     by electing the Systematic Withdrawal Program;

                 o     by electing a Guaranteed Minimum Withdrawal Benefit; or

                 o     by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable premium tax, the annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 29.


         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.

         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 157.


         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR EXTENDED CARE. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Fixed Account and Investment Divisions that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

         OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period, a three-year withdrawal charge period with withdrawal charges in contribution years one through three of 6%, 4.5% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period a five-year withdrawal charge period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

         The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as you hold the Contract. The potential benefits of these options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made).

         If you purchased your Contract BETWEEN MARCH 18, 2003, AND SEPTEMBER 21, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.

         20% ADDITIONAL FREE WITHDRAWAL. You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract Year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

         The Joint For Life GMWB with Annual Step-Up is available only to spouses and differs from the For Life GMWB with Annual Step-Up without the Joint Option or the 5% For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoys the following advantages:


                 * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" subsection beginning on page 124.)


                 * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

         The Joint For Life GMWB with Annual Step-Up has a higher charge than the For Life GMWBs without the Joint Option.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.


         Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

         These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 159 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


         In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.


         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

                                       - or -

                  For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

                  For Contracts to which this endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

                     1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                     2.      the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 7% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

                 o For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


         Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.


         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

                 * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                 *     the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

                 *     the total amount of the current partial withdrawal, or

                 * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:


                 o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:


                 o     the GAWA prior to the partial withdrawal, or

                 o     the GWB after the partial withdrawal, or

                 o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract), or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


         Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.


         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

               * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

               *    the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

               *    the total amount of the current partial withdrawal, or

               * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:


               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:


                 *     the GAWA prior to the partial withdrawal, or

                 *     the GWB after the partial withdrawal, or

                 * 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.


         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal; or

               o    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.

         For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract), or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.



                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE              * Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS          charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,       * The greater of the GWB before the withdrawal less the
         AS APPLICABLE -                         withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               * 5% of the Contract Value after the withdrawal less the
                                                 recapture charge on any Contract Enhancement; OR
                                               * The greater of 5% of the GWB after the withdrawal, or
                                                 zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.


                                           ------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -         amount of the premium net of any applicable
                                           premium taxes.

                                           The GAWA is also recalculated, increasing by:
                                              * 5% of the premium net of any applicable premium taxes; OR
                                              * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS
                                                HIT.
                                           ------------------------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.



                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -              * The GWB before the payment less the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                 EFFECT; OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                       * Upon the Owner's death, the For Life Guarantee is void.
                       * Only the GWB is payable while there is value to it
                         (until depleted).
                       * Step-Ups will continue automatically or as permitted;
                         otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the
                         Contract's Issue Date.

             *     Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

             *    The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


             * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).


                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      If this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.


                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.



                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        * Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR,                 *   The GWB prior to the partial
         EXCEEDS THE GREATER OF                     withdrawal, first reduced
         THE GAWA OR RMD, AS                        dollar-for-dollar for any
         APPLICABLE, AND THIS                       portion of the partial
         ENDORSEMENT WAS ADDED                      withdrawal not defined as an
         TO YOUR CONTRACT ON OR                     Excess Withdrawal (see
         AFTER DECEMBER 3, 2007 -                   below), then reduced in the
                                                    same proportion that the
                                                    Contract Value is reduced by
                                                    the Excess Withdrawal; OR
                                                *   Zero.

                                            The GAWA is recalculated as follows:
                                                *   If the For Life Guarantee is
                                                    in force, the GAWA prior to
                                                    the partial withdrawal is
                                                    reduced in the same
                                                    proportion that the Contract
                                                    Value is reduced by the
                                                    Excess Withdrawal.
                                                *   If the For Life Guarantee is
                                                    not in force, the GAWA is
                                                    equal to the lesser of:
                                                    o The GAWA prior to the
                                                      partial withdrawal
                                                      reduced in the same
                                                      proportion that the
                                                      Contract Value is
                                                      reduced by the
                                                      Excess Withdrawal, OR
                                                    o The GWB after the
                                                      withdrawal.
                                           -------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE              * Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS          charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,       * The greater of the GWB before the withdrawal less the
         AS APPLICABLE, AND THIS                 withdrawal, or zero.
         ENDORSEMENT WAS ADDED TO YOUR
         CONTRACT BEFORE DECEMBER 3,       The GAWA is recalculated, equaling the lesser of:
         2007 -                                * 5% of the Contract Value after the withdrawal less the
                                                 recapture charge on any Contract Enhancement; OR
                                               * The greater of 5% of the GWB after the withdrawal, or
                                                 zero.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                            * 5% of the premium net of any
                                              applicable premium taxes; OR
                                            * 5% of the increase in the GWB -
                                              IF THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                             *  5% of the new GWB; OR
                                             *  The GAWA before the Step-Up.
                                         ---------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.



                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -
                                              * The GWB before the payment less the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                EFFECT; OTHERWISE
                                              * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                       * Upon the Owner's death, the For Life Guarantee is void.
                       * Only the GWB is payable while there is value to it
                         (until depleted).
                       * Step-Ups will continue automatically or as permitted;
                         otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the
                         Contract's Issue Date.

             *     Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

             *     The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO JUNE 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                             * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                             * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                   *  The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.


              When the bonus is applied:

                   * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO JUNE 4, 2007) of the Bonus Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.



                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE             * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS       * Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS               The GAWA:
         APPLICABLE -                         * Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.



                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE             * Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS         charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,      * The greater of the GWB before
         AS APPLICABLE -                        the withdrawal less the
                                                withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                              * 5% of the Contract Value after the withdrawal less the
                                                recapture charge on any Contract Enhancement; OR
                                              * The greater of 5% of the GWB after the withdrawal, or
                                                zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------


         PREMIUMS.


                                         ------------------------------------------------------------------

           WITH EACH SUBSEQUENT          The GWB is recalculated, increasing by the
           PREMIUM PAYMENT ON THE        amount of the premium net of any applicable
           CONTRACT -                    premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                             * 5% of the premium net of any applicable premium taxes; OR
                                             * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
                                         ------------------------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                         ------------------------------------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the greater of:
                                             *  5% of the new GWB; OR
                                             *  The GAWA before the Step-Up.
                                         ------------------------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.



                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             * The GWB before the payment less the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                EFFECT; OTHERWISE
                                              * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                       * Upon the Owner's death, the For Life Guarantee is void.
                       * Only the GWB is payable while there is value to it
                         (until depleted).
                       * The Beneficiary is also allowed a Step-Up. The Step-Up
                         may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the
                         Contract's Issue Date.

             *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

             *    The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.


              When the bonus is applied:

                   *   The GWB is recalculated, increasing by 5% of the Bonus
                       Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT        applicable recapture charge on any
         ANNIVERSARY -                   Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.



                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        * Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA
                                                 before the withdrawal, or the GWB after the
                                                 withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.



                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE              * Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS          charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,       * The greater of the GWB before the withdrawal less
         AS APPLICABLE -                         the withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               * 5% of the Contract Value after the withdrawal less any
                                                 recapture charge on any Contract Enhancement; OR
                                               * The greater of 5% of the GWB after the withdrawal, or
                                                 zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -      the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                             * 5% of the premium net of any
                                               applicable premium taxes; OR
                                             * 5% of the increase in the GWB -
                                               IF THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

          WITH A STEP-UP -                The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 98 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN
                                                EFFECT; OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

             * Continue the Contract WITH this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                         If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                    * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                    * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                    * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                    * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

             * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

             * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

             * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                 *    The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

                 * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR
                                                 LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.



                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE              * Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS          charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,       * The greater of the GWB before the withdrawal less
         AS APPLICABLE -                         the withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               * 5% of the Contract Value after the withdrawal less any
                                                 recapture charge on any Contract Enhancement; OR
                                               * The greater of 5% of the GWB after the withdrawal, or
                                                 zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -      the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                             * 5% of the premium net of any
                                               applicable premium taxes; OR
                                             * 5% of the increase in
                                               the GWB - IF THE MAXIMUM GWB IS
                                               HIT.
                                         ---------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

          WITH A STEP-UP -               The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 106 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.



                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             * The GWB before the payment less the payment; OR
                                              * Zero.

                                           The GAWA:

                                              * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                EFFECT; OTHERWISE
                                              * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

             * Continue the Contract WITH this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                         If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                    * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                    * The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.

                    * Bonuses will continue to apply according to the rules below for Bonuses.

                    * Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

                    * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

             * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

             * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

             * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

             *    The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered
                  Life);

             * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

             * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.


              When the bonus is applied:

                   *   The GWB is recalculated, increasing by 5% of the Bonus
                       Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


                 * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                              So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                 OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                 BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                           -------------------------------------

          WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
          CONTRACT ON THE ISSUE DATE -     any applicable premium taxes.

                                           The GAWA is determined based on the
                                           Owner's attained age at the time of
                                           first withdrawal and equals the GAWA
                                           percentage multiplied by the GWB
                                           prior to the partial withdrawal. See
                                           the GAWA percentage table below.

                                           The For Life Guarantee becomes
                                           effective on the Contract Issue Date.
                                           -------------------------------------

                                           -------------------------------------

          WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less
          CONTRACT ON ANY CONTRACT         the recapture charge on any Contract
          ANNIVERSARY -                    Enhancement.

                                           The GAWA is determined based on the
                                           Owner's attained age at the time of
                                           first withdrawal and equals the GAWA
                                           percentage multiplied by the GWB
                                           prior to the partial withdrawal. See
                                           the GAWA percentage table below.

                                           The For Life Guarantee becomes
                                           effective on the Contract Anniversary
                                           on which the endorsement is added.
                                           -------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.


         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:


                                       Ages              GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                          --------------------------------------

        WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE          greater of:
        CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                          The GAWA:
                                              * Is unchanged WHILE THE FOR LIFE
                                                GUARANTEE IS IN
                                                EFFECT; OTHERWISE
                                              * Is recalculated, equaling
                                                the lesser of the GAWA
                                                before the withdrawal, or
                                                the GWB after the
                                                withdrawal.
                                          --------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR,                *   The GWB prior to the partial
         EXCEEDS THE GREATER OF                    withdrawal, first reduced
         THE GAWA OR RMD, AS APPLICABLE,           dollar-for-dollar for any
         AND THIS ENDORSEMENT WAS                  portion of the partial
         ADDED TO YOUR CONTRACT ON OR              withdrawal not defined as an
         AFTER DECEMBER 3, 2007 -                  Excess Withdrawal (see
                                                   below), then reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal; OR
                                               *   Zero.

                                           The GAWA is recalculated as follows:
                                               *   If the For Life Guarantee is
                                                   in force, the GAWA prior to
                                                   the partial withdrawal is
                                                   reduced in the same
                                                   proportion that the Contract
                                                   Value is reduced by the
                                                   Excess Withdrawal.
                                               *   If the For Life Guarantee is
                                                   not in force, the GAWA is
                                                   equal to the lesser of:
                                                   GAWA prior to the partial
                                                   withdrawal
                                                   o The reduced in the same
                                                     proportion that the
                                                     Contract Value is
                                                     reduced by the
                                                     Excess Withdrawal, OR
                                                   o The GWB after the
                                                     withdrawal.
                                           -------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


                                          ------------------------------------------------------------------

        WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
        PRIOR WITHDRAWALS IN THE CURRENT      * Contract Value after the withdrawal less any recapture
        CONTRACT YEAR, EXCEEDS THE              charge on any Contract Enhancement; OR
        GREATER OF THE GAWA OR RMD, AS        * The greater of the GWB before the withdrawal less the
        APPLICABLE, AND THIS ENDORSEMENT        withdrawal, or zero.
        WAS ADDED TO YOUR CONTRACT BEFORE
        DECEMBER 3, 2007 -                The GAWA is recalculated, equaling the lesser of:
                                              * The GAWA percentage multiplied by the Contract Value
                                                after the withdrawal less the recapture charge on any
                                                Contract Enhancement; OR
                                              * The GAWA percentage multiplied by the GWB after
                                                the withdrawal.
                                          ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


                 ---------------------------------------------------------------
                 RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

                 Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                      If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

                 AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                      If the Owner delays taking his first
                      RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

                 EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

                 ---------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

        WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                         applicable premium taxes.

                                         If the premium payment is received
                                         after the first withdrawal, the GAWA is
                                         also recalculated, increasing by:
                                            * The GAWA percentage multiplied by
                                              the subsequent premium payment
                                              net of any applicable premium
                                              taxes; OR
                                            * The GAWA percentage multiplied by
                                              the increase in the GWB - IF THE
                                              MAXIMUM GWB IS HIT.
                                         ---------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------

        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum).

                                 If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                                      * If there are joint Owners, the GAWA
                                        percentage is recalculated based on
                                        the oldest joint Owner.
                                      * The GAWA percentage will not be
                                        recalculated upon step-ups following
                                        Spousal Continuation.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 -----------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time of the first payment.



                                         -------------------------------------------------------------------

        AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater of:
        CONTRACT VALUE IS ZERO -
                                            * The GWB before the payment less the payment; OR
                                            * Zero.

                                         The GAWA:
                                            * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                              EFFECT; OTHERWISE
                                            * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                         -------------------------------------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *  If the GAWA percentage has not yet been
                               determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.


         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         FOR BOTH NON-QUALIFIED AND TAX-QUALIFIED CONTRACTS, THIS GMWB GUARANTEES PARTIAL WITHDRAWALS DURING THE CONTRACT'S ACCUMULATION PHASE (I.E., BEFORE THE INCOME DATE) FOR THE LONGER OF:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                           -------------------------------------

          WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
          CONTRACT ON THE ISSUE DATE -     any applicable premium taxes.

                                           The GAWA is determined based on the
                                           youngest Covered Life's attained age
                                           at the time of first withdrawal and
                                           equals the GAWA percentage multiplied
                                           by the GWB prior to the partial
                                           withdrawal. See the GAWA percentage
                                           table below.

                                           The For Life Guarantee becomes
                                           effective on the Contract Issue Date.
                                           -------------------------------------

                                           -------------------------------------

          WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less
          CONTRACT ON ANY CONTRACT         the recapture charge on any Contract
          ANNIVERSARY -                    Enhancement.

                                           The GAWA is determined based on the
                                           youngest Covered Life's attained age
                                           at the time of first withdrawal and
                                           equals the GAWA percentage multiplied
                                           by the GWB prior to the partial
                                           withdrawal. See the GAWA percentage
                                           table below.

                                           The For Life Guarantee becomes
                                           effective on the Contract Anniversary
                                           on which the endorsement is added.
                                           -------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.


         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:


                                       Ages              GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.



                                          ------------------------------------------------------------------

        WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
        PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
        CURRENT CONTRACT YEAR, IS LESS        * Zero.
        THAN OR EQUAL TO THE GREATER OF   The GAWA:
        THE GAWA OR RMD, AS APPLICABLE -      * Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN
                                                EFFECT; OTHERWISE
                                              * Is recalculated, equaling the lesser of the GAWA
                                                before the withdrawal, or the GWB after the
                                                withdrawal.
                                          ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        * The GWB prior to the partial
         THE GREATER OF THE GAWA OR RMD,         withdrawal, first reduced
         AS APPLICABLE, AND THIS                 dollar-for-dollar for any
         ENDORSEMENT WAS ADDED TO YOUR           portion of the partial
         CONTRACT ON OR AFTER                    withdrawal not defined as an
         DECEMBER 3, 2007 -                      Excess Withdrawal (see
                                                 below), then reduced in the
                                                 same proportion that the
                                                 Contract Value is reduced by
                                                 the Excess Withdrawal; OR
                                               * Zero.

                                           The GAWA is recalculated as follows:
                                               * If the For Life Guarantee is
                                                 in force, the GAWA prior to
                                                 the partial withdrawal is
                                                 reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the
                                                 Excess Withdrawal.
                                               * If the For Life Guarantee is
                                                 not in force, the GAWA is
                                                 equal to the lesser of:
                                                   o The GAWA prior to the
                                                     partial withdrawal
                                                     reduced in the same
                                                     proportion that the
                                                     Contract Value is
                                                     reduced by the
                                                     Excess Withdrawal, OR
                                                   o The GWB after the
                                                     withdrawal.
                                            ------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


                                          ------------------------------------------------------------------

        WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
        PRIOR WITHDRAWALS IN THE CURRENT      * Contract Value after the withdrawal less any recapture
        CONTRACT YEAR, EXCEEDS THE              charge on any Contract Enhancement; OR
        GREATER OF THE GAWA OR RMD,           * The greater of the GWB before the withdrawal less the
        AS APPLICABLE, AND THIS                 withdrawal, or zero.
        ENDORSEMENT WAS ADDED TO YOUR
        CONTRACT BEFORE DECEMBER 3,       The GAWA is recalculated, equaling the lesser of:
        2007 -                                * The GAWA percentage multiplied by the Contract Value
                                                after the withdrawal less the recapture charge on any
                                                Contract Enhancement; OR
                                              * The GAWA percentage multiplied by the GWB after
                                                the withdrawal.
                                          ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


                 ---------------------------------------------------------------
                 RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

                 Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                      If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

                 AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                      If the Owner delays taking his first
                      RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

                 EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

                 ---------------------------------------------------------------

         PREMIUMS.

                                           -------------------------------------

          WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing
          PAYMENT ON THE CONTRACT -        by the amount of the premium net of
                                           any applicable premium taxes.

                                           If the premium payment is received
                                           after the first withdrawal, the GAWA
                                           is also recalculated, increasing by:
                                                * The GAWA percentage
                                                  multiplied by the subsequent
                                                  premium payment net of any
                                                  applicable premium taxes; OR
                                                * The GAWA percentage
                                                  multiplied by the increase in
                                                  the GWB - IF THE MAXIMUM GWB
                                                  IS HIT.
                                           -------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------

        WITH A STEP-UP -         The GWB equals Contract Value
                                 (subject to a $5 million maximum). If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.
                                      * The GAWA percentage will not be
                                        recalculated upon step-ups following
                                        Spousal Continuation if the spouse
                                        electing Spousal Continuation is not a
                                        Covered Life.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 -----------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 124 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time of the first payment.



                                          ------------------------------------------------------------------

        AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
        CONTRACT VALUE IS ZERO -             * The GWB before the payment less the payment; OR
                                             * Zero.

                                          The GAWA:
                                             * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                               EFFECT; OTHERWISE
                                             * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                          ------------------------------------------------------------------

         Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX D SUPPLEMENT THE DESCRIPTION OF THIS GMWB.


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             o     The Owner's life (the "For Life Guarantee");

                       The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                       So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

             Or

             o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                       The GWB is the guaranteed amount available for future periodic withdrawals.

             * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

             BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE
                                                 FOR LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------




         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.



                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,         charge on any Contract Enhancement; OR
         AS APPLICABLE -                       * The greater of the GWB before the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal; OR
                                               * 5% of the Contract Value after the withdrawal less the
                                                 recapture charge on any Contract Enhancement.
                                           ------------------------------------------------------------------


         IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

              Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.


         PREMIUMS.


                                           ------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -         amount of the premium net of any applicable
         premium taxes.
                                           The GAWA is also recalculated, increasing by:
                                               * 5% of the premium net of any applicable premium taxes; OR
                                               * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS
                                                 HIT.
                                           ------------------------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                              * 5% of the new GWB; OR
                                              * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

                 o ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

                 o For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before,
                                                 and the GWB after, the
                                                 payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             o Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                       * Upon the Owner's death, the For Life Guarantee is void.
                       * Only the GWB is payable while there is value to it
                         (until depleted).
                       * The spousal Beneficiary is also allowed a Step-Up.
                         The Step-Up may only be
                         elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the
                         Contract's Issue Date.

             o     Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                 o     The Income Date;

                 o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


               o    How the bonus is calculated;

               o    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               o    For how long the bonus is available; and

               o    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
                                * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.


              When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX D SUPPLEMENT THE DESCRIPTION OF THIS GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             *    The Owner's life (the "For Life Guarantee");
                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

             BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals initial premium net of
          THE CONTRACT ON THE ISSUE      any applicable premium taxes.
          DATE -
                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GAWA -
                                               * The GWB before the withdrawal
                                                 less the withdrawal; OR
                                               * Zero.
                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.


         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE CURRENT  lesser of:
         CONTRACT YEAR, EXCEEDS THE GAWA -     * Contract Value after the
                                                 withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal;
                                                 OR
                                               * 4% of the Contract Value
                                                 after the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------


         IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 157.


         PREMIUMS.


                                           ------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -         amount of the premium net of any applicable
                                           premium taxes.

                                           The GAWA is also recalculated, increasing by:
                                               * 4% of the premium net of any applicable premium taxes; OR
                                               * 4% of the increase in the GWB - IF THE MAXIMUM GWB IS
                                                 HIT.
                                           ------------------------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 4% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

             * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

             * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before,
                                                 and the GWB after, the
                                                 payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                           * Upon the Owner's death, the For Life Guarantee is void.

                           * Only the GWB is payable while there is value to it (until depleted).

                           * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                           * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 156.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 56 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
                                * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.


              When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.


         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

               * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

               * the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually, or annually. Or you can choose a single lump sum payment. If you have less than $5,000 (BEFORE SEPTEMBER 22, 2003 - $2,000) to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 (BEFORE SEPTEMBER 22, 2003 - $20), we may set the frequency of payments so that the first payment would be at least $50 (BEFORE SEPTEMBER 22, 2003 - $20).

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

               *    which income option you select; and

               * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%. For Contracts issued BEFORE OCTOBER 4, 2004, the assumed investment rate is 3%.

         If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.

         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD"). The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected BEFORE SEPTEMBER 22, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

         This benefit is only available if:

               *    you elect it prior to your Contract's Issue Date;

               * the Annuitant is not older than age 75 (78 if this option was elected BEFORE SEPTEMBER 22, 2003) on the Issue Date; and

               * you exercise it on or within 30 calendar days of your 10th (7th if this option was elected BEFORE SEPTEMBER 22, 2003), or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               * the Income Date (if prior to the effective date of the GMIB);

               * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               *    the date you make a total withdrawal from the Contract;

               * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               * if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitizations will be allowed.

         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected BEFORE SEPTEMBER 22, 2003) Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               * all premiums you have paid (net of any applicable premium taxes); PLUS

               * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               *    an  adjustment   (described   below)  for  any   withdrawals
                    (including   any   applicable   charges  and  Interest  Rate
                    Adjustments to those withdrawals)

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

         For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

         For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

         If this option was elected BEFORE SEPTEMBER 22, 2003, compounding is unavailable.


         All adjustments for Premiums and Contract Enhancements are made on the date of Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.


         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)
         These examples do not take into account taxes.

         For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.


         AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:


               * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); PLUS

               * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               *    any taxes deducted after that Contract Anniversary.

         All adjustments are made on the date of the applicable listed events and their transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

               * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.


         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.


         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT


         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Or you may select an optional death benefit for an additional charge. The optional death benefit is only available upon application and, once chosen, cannot be canceled. The effect of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.


         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               * your Contract Value on the date we receive all required documentation from your Beneficiary; or

               * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

         For Contracts issued BEFORE SEPTEMBER 22, 2003, there is a third component. The death benefit could also be the greatest Anniversary Value before your 86th birthday. The "Anniversary Value" is your Contract Value on the first day of a Contract year, minus any withdrawals (and applicable charges) and plus any additional premiums since that day.

         OPTIONAL DEATH BENEFIT. The Highest Anniversary Value Death Benefit is available, which is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for this optional death benefit, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting the optional death benefit. This optional death benefit is available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. The optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         For purposes of the optional death benefit, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of the withdrawals and your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:

                    (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                    (b)  total Net Premiums since your Contract was issued; or

                    (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

         PAYOUT OPTIONS. The Contract's death benefit is payable pursuant to one of the following payout options:

                    *    single lump sum payment; or

                    * payment of entire death benefit within 5 years of the date of death; or

                    * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 156.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the Guaranteed Minimum Income Benefit beginning on page
         150. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         CONTRACT OWNER TAXATION

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               *    paid on or after the date you reach age 59 1/2;

               *    paid to your Beneficiary after you die;

               * paid if you become totally disabled (as that term is defined in the Code);

               * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               *    paid under an immediate annuity; or

               *    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               *    reaches age 59 1/2;

               *    leaves his/her job;

               *    dies;

               *    becomes disabled (as that term is defined in the Code); or

               * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               * there was a written agreement providing for payments of the fees solely from the annuity Contract,

               *    the Contract Owner had no liability for the fees and

               * the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson Life of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 80 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson Life of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

               (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

               (b)     a required minimum distribution;

               (c)     a hardship withdrawal; or

               (d)     the non-taxable portion of a distribution.

         JACKSON OF NY TAXATION

         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal
         (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option and the Money Market Investment Division). There is no charge for Earnings Sweep.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both. There is no charge for Rebalancing.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

               *    the Contract Value in the Investment Divisions, PLUS

               * any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, PLUS

               * the full amount of premium you allocated to the Fixed Account (minus any withdrawals), MINUS

               * any withdrawals from the Fixed Account and applicable Contract Enhancement recapture charge.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

               * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

               * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

               * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment
                    Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

               * YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of NY is a party.

         Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2006, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               * Information we receive from you on applications or other forms;

               *    Information about your transactions with us;

               *    Information we receive from a consumer reporting agency;

               *    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400 Index," "Standard & Poor's MidCap 400 " and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of THE Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or anY other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of thE JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

          o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

          o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History...........................................  2

Services..................................................................  5

Purchase of Securities Being Offered......................................  5

Underwriters..............................................................  5


Calculation of Performance................................................  6

Additional Tax Information................................................  8


Annuity Provisions........................................................  17

Net Investment Factor.....................................................  18


Condensed Financial Information...........................................  19

                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT  CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL
               MANAGEMENT  OIL  &  GAS  SECTOR  FUND,  THE  JNL/MELLON   CAPITAL
               MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL
               MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                                   APPENDIX B

                     CONTRACT ENHANCEMENT RECAPTURE CHARGES


  -----------------------------------------------------------------------------------------------------------------
  EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
  -----------------------------------------------------------------------------------------------------------------
       100,000.00  : Premium
            4.00%  : Withdrawal Charge Year 4
            3.00%  : Contract Enhancement
            2.00%  : Recapture Charge Year 4
            5.00%  : Net Return

  AT END OF YEAR 4
       125,197.14  : Contract Value at end of year 4
       100,000.00  : Net Withdrawal requested

        25,197.14  : Earnings
        79,577.51  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        ---------
       104,744.65  : Total Gross Withdrawal

       104,774.65  : Total Gross Withdrawal
        -3,183.10  : Withdrawal Charge
        -1,591.55  : Recapture Charge
        ---------
       100,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
  -----------------------------------------------------------------------------------------------------------------
          10/1/05
       100,000.00  : Premium
            5.00%  : Withdrawal Charge Contribution Year 3
            2.00%  : Recapture Charge Contribution Year 3
          12/1/05
       100,000.00  : Premium
            6.00%  : Withdrawal Charge Contribution Year 2
            3.00%  : Recapture Charge Contribution Year 2

            3.00%  : Contract Enhancement
            0.00%  : Net Return

          11/1/07
       206,000.00  : Contract Value
       150,000.00  : Net Withdrawal Requested

         6,000.00  : Earnings
        14,000.00  : 10% Additional Free Withdrawal Amount
       100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        40,659.34  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        ---------
       160,659.34  : Total Gross Withdrawal

       160,659.34  : Total Gross Withdrawal
        -5,000.00  : Withdrawal Charge from Premium 1
        -2,000.00  : Recapture Charge from Premium 1
        -2,439.56  : Withdrawal Charge from Premium 2
        -1,219.78  : Recapture Charge from Premium 2
        ---------
       150,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------







                                   APPENDIX C


                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage                   Capital Investment Group                 Financial Planning Consultants
1st Global Capital Corporation           Capital Management Partners              Financial Security Management Inc.
1st Worldwide Financials Partners        Capital Strategies Financial             Financial Solution Services
Advanced Planning Securities             Capwest Securities                       Financial West Investment Group
Advest, Inc.                             Carillon Investments                     First Allied Securities
AG Edwards                               Centaurus Financial                      First Heartland Capital Inc.
AIG Financial Advisors                   Century Securities                       First Independent Financial
Allegiance Capital                       CFD Investments Inc.                     FNB Brokerage Services
American General Securities              Chevy Chase                              Forsyth Heritage
American Investors                       Colby & White                            Founders Financial Securities
American Portfolios Financial            Colonial Brokerage                       Fox and Company
Ameritas Investment Corporation          Commonwealth Financial Network           FSC Securities Corporation
Anderson & Strudwick                     Compass Wealth Management                Fusion Financial
Associated Securities Corporation        Consumer Concepts Investment             GA Repple & Company
B C Ziegler and Company                  Countrywide Investment Services          Geneos Wealth Management Inc.
Baird & Company Inc.                     Crown Capital Securities                 Genworth Financial
Bancwest Investment Services             CUE Financial Group Inc.                 Gold & Associates
Barber Financial Group                   Cullums & Burks Securities               Great American
BB Graham & Co Inc.                      CUSO Financial                           Great American Advisors
BB&T Investments Services Inc.           D A Davidson                             GunnAllen Financial Inc.
BCG Securities                           David Noyes & Co                         GW Sherwold Associates
Bentley Lawrence Securities              Delta Equity Services                    GWN Securities Inc.
Berthel Fisher Co                        E Planning Securities                    H Beck Inc.
BI Investments                           Eagle Financial Group                    H&R Block Financial Advisors
Blue Vase                                Eltekon                                  Hantz Financial Services
Brecek & Young Advisors Inc.             Ensemble Financial Services              Harbour Investments Inc.
Brookstone Securities                    Equitas America                          Harger & Company
Brookstreet Securities Corp              Equity Leadership Securities             Harold Dance Investments
Bueter & Company Inc.                    Ernharth Group                           Harvest Capital LLC
BYN Investment Center                    ESI Financial                            Hazard & Siegel LLC
Cadaret Grant and Company                Feliciano Financial Group                HBW Securities
Calton & Associates Inc.                 Fenwick Securities                       Heim, Young & Associates
Cambridge Investment Research            Ferris Baker Watts Inc.                  Hilliard Lyons
Capital Analysts Inc.                    FFP Securities Inc.                      Hornor, Townsend and Kent Inc.
Capital Directions                       Fifth Third Securities                   HS Dent
Capital Financial Services               Financial Network Investment             HSBC Securities

Huntleigh Securities
ICA
ICBA
IMS Securities
Independent Financial Group
Independent Financial Marketing Group
Infinex Investments Inc.
ING Financial Partners Inc.
Innovative Solutions
Inter Securities Inc.
Intercarolina Financial Services
Intersecurities Inc.
Intervest International
Invest Financial Corporation
InvestaCorp
Investment Advisors and Consultants
Investment Architects Inc.
Investment Management Corp
Investors Capital Corporation
ISP Inventive Solution Planning
Janney Montgomery Scott LLC
Jefferson Pilot Securities Corp
JJB Hilliard
John Hancock
John James Investments Inc.
JP Turner & Company LLC
JRL Capital Corporation
JW Cole Financial Inc.
KCD Financial
Key Investments
KMS Financial Services
Koehler Financial LLC
Kovack Securities Inc.
Labrunerie Financial
LaSalle Financial
Lasalle St. Securities Inc.


Legacy Financial Services                Park Avenue Securities                   Sorrento
Legend Equities Corp                     Peoples Securities                       Southeast Investment
Leonard & Company                        PFIC Securities                          Southwest Securities Financial Services
Lincoln Financial Advisors (LFA)         Piper Jaffray                            Spectrum Capital
Lincoln Investment Planning Inc.         Planmember Securities                    Stanford Group Company
Linsco/Private Ledger Corporation (LPL)  Prime Capital Services Inc.              Stephens Inc.
Lockheed Federal Credit Union            Princor Financial Services Corp          Sterne Agree Financial Services
Madison Ave Securities                   Pro Equities Inc.                        Stifel Nicolaus & Company
Main Street Securities                   Professional Asset Management            Summit Brokerage Services Inc.
McDonald Investments Inc.                PSC Securities Corp                      Sunset Financial Services Inc.
McDonald Securities                      PTS Brokerage                            SWS Financial Services Inc.
Medallion Investment Services            QA3 Financial Corp                       Synergy Investment Group
MetLife Securities                       Quest Securities                         Thrivent Investment Management
Michigan Securities Inc.                 Questar Capital Corporation              Time Capital
Mid Atlantic Capital Corp                Raymond James (Planning Corp)            Tower Square Securities
Milkie/Ferguson Investments              RBC Dain Rauscher, Inc.                  Transamerica Financial Life
MML Investor Services                    Regal Financial                          Triad Advisors
Money Concepts                           Regis Securities Corp                    UBS
Moors & Cabot Inc.                       Resource Horizons                        Union Banc Investment Services
Morgan Keegan                            River Stone Wealth Management            United Equity Securities
Morgan Peabody                           RL Harger & Associates                   United Heritage
MTL Equity Products                      RNR Securities LLC                       United Investment Services
Multi-Financial Securities Corp          Roche Securities                         United Planners Financial
Mutual Service Corporation (MSC)         Royal Alliance Association               United Securities Alliance Inc.
National Planning Corp (NPC)             Royal Securities                         US Allianz Securities Inc.
National Securities Corp                 RW Baird                                 USA Financial Securities Corp
Networth Financial Group                 Ryan Beck & Company                      UVEST
New Alliance Investments                 Sammons Securities Company Inc.          Valmark Securities Inc.
Newbridge Securities Corp.               Sanders Morris Harris Inc.               Vanderbilt Securities LLC
Next Financial Group Inc.                Sandgrain Securities Inc.                Veritrust Financial
NFP Securities                           Schlitt Investor Services                VSR Financial Services Inc.
North Ridge Securities Corp              Scottsdale Capital Advisors              Wachovia Securities
Northland Securities                     Securian Financial Services              Wall Street Financial Group
Nutmeg Securities                        Securities America                       Walnut Street Securities Inc.
O.N. Equity Sales Company                Securities Services Network              Waterstone Financial Group
Ogilvie Security Advisors Inc.           Seelig Financial Group                   Webster Investments
Oneamerica Securities                    Sicor Securities                         Wellstone Securities
Oppenheimer                              Sigma Financial Corporation              Westminster Financial
Pacific West Securities Inc.             Signator Investors Inc.                  WFG Investments
Packerland Brokerage Services            SII Investments                          Wilbanks Securities

William E. Hopkins & Associates
WM Financial Services
Woodbury Financial Services Inc.
Workman Securities Corp
World Equity Group Inc.
WRP Investments Inc.
Wunderlich Securities
XCU Capital Corporation

                                   APPENDIX D


                            GMWB PROSPECTUS EXAMPLES


Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 6%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 6%, the examples will still apply if you replace the 6% in each of the bonus calculations with the appropriate bonus percentage.


EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

     *  Example 1a: If the GMWB is elected at issue:

          * Your initial GWB is $100,000, which is your initial Premium payment.

          *    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     * Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          * Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     * Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

          * Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     *  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

          *    If your endorsement contains a varying benefit percentage:

               - Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

               - Your GAWA% and GAWA are not determined until the time of your first withdrawal.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR INITIAL GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THE TIME OF YOUR FIRST WITHDRAWAL.

     *  Assuming  your GAWA% is 5% based on your  attained  age at the time of
          your  first   withdrawal  and  your  GWB  is  $100,000  prior  to  the
          application of the withdrawal, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

     * Your BDB remains unchanged since the BDB is set at issue and is not affected by the timing of your first withdrawal.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     * Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          *    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     * Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          * Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     *  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

          *    If your endorsement contains a varying benefit percentage:

               -    Your BDB is increased by the Premium payment.

               - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your first withdrawal. Otherwise, your GAWA% and GAWA are determined at the time of your first withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     * Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

          * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

          * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     * Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

          * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).


          * Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     *  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          * If your endorsement contains a varying benefit percentage, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.


     * Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

               -    Otherwise,  your new GWB is $90,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 -
                    $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     * Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

               -    Otherwise,  your new GWB is $90,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 -
                    $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     * Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

               -    Otherwise,  your new GWB is $45,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 -
                    $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     *  Notes:

          * If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

     * Example 6a: If at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

          *    Your new GWB is recalculated to equal $200,000, which is equal to
               your  Contract   Value.

          * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * However, if your endorsement contains a varying benefit percentage and the step-up occurs after the first withdrawal, the GAWA% will be re-determined based on your attained age if your Contract Value at the time of the step-up is greater than your BDB.

               - If, in the example above, your BDB is $100,000 and the GAWA% applicable at your attained age is 6%:

                    o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

                    o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                    o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

               * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

     * Example 6b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement contains a varying benefit percentage and the step-up occurs after the first withdrawal, the GAWA% will be re-determined based on your attained age if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or
               2) your Contract Value at the time of step-up ($90,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

     *  Notes:

          * If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your first withdrawal. Otherwise, your GAWA% and GAWA are determined at the time of your first withdrawal.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

     * Example 7a: If prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

          * If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
               Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

               - If your endorsement contains a varying benefit percentage and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

          * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

               - If your endorsement contains a varying benefit percentage and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

     *  Notes:

          * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement contains a varying benefit percentage and the step-up would result in a re-determination of the GAWA%. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

          * This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          * If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal and re-determined upon step-up if your Contract Value is greater than your BDB.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     * Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus is 6%, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your bonus base ($100,000 + $100,000*0.06 = $106,000).

          * Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 =
               $5,300).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     * Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus is 6%, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your bonus base ($90,000 + $100,000*0.06 = $96,000).

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($96,000*0.05 = $4,800).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     *  Notes:

          * Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH A LEVEL BENEFIT PERCENTAGE EFFECTIVE ON OR AFTER 05/01/2006.)


     * Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).


          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     * Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

          * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.


          * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.


     * Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).


          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

     *  Notes:

          * If your endorsement is effective on or after 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 60th birthday. Otherwise, your reset date is the Contract Anniversary on or immediately following your 65th birthday.


EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

     * If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

          * If your endorsement has a level benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement has a varying benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

          * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

     *  Notes:

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

          * If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

                                   APPENDIX E

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit Values that are available for each Investment Division.

Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/Western High Yield Bond Fund TO JNL/Western Asset High Yield Bond Fund
                     JNL/Western Strategic Bond Fund TO JNL/Western Asset Strategic Bond Fund
     JNL/Western U.S. Government & Quality Bond Fund TO JNL/Western Asset U.S. Government & Quality Bond Fund
                         JNL/Putnam Value Equity Fund TO JNL/PPM America Value Equity Fund

Effective April 30, 2007, the names of these Investment Divisions changed
(whether or not in connection with a sub-adviser change):

                             JNL/FMR Mid-Cap Equity Fund TO JNL/FI Mid-Cap Equity Fund
                                   JNL/FMR Balanced Fund TO JNL/FI Balanced Fund
                  JNL/Western Asset High Yield Bond Fund TO JNL/PPM America High Yield Bond Fund
                  JNL/Western Asset Strategic Bond Fund TO JNL/Goldman Sachs Core Plus Bond Fund
            JNL/Western Asset U.S. Government & Quality Bond Fund TO JNL/JPMorgan U.S. Government & Quality Bond Fund


Effective April 30, 2007 the following mergers took place among the divisions:


JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund MERGED INTO JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management DowSM 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) MERGED INTO JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Also effective April 30, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, and JNL/Mellon Capital Management NYSE(R) International 25 Fund.


Effective December 3, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/JPMorgan International Equity Fund TO JNL/AIM International Growth Fund
                         JNL/FI Balanced Fund TO JNL/Capital Guardian Global Balanced Fund
              JNL/Select Global Growth Fund TO JNL/Capital Guardian Global Diversified Research Fund
                 JNL/Select Large Cap Growth Fund TO JNL/Capital Guardian U.S. Growth Equity Fund
                            JNL/Putnam Equity Fund TO JNL/PPM America Core Equity Fund

Effective December 3, 2007 the following mergers took place among the divisions:

JNL/Putnam Midcap Growth Fund MERGED INTO JNL/FI Mid-Cap Equity Fund and the name of the fund changed TO JNL/JPMorgan MidCap Growth Fund

JNL/Mellon Capital Management Nasdaq(R) 15 Fund (NY) MERGED INTO JNL/Mellon Capital Management Nasdaq(R) 15 Fund and the name of the fund changed TO JNL/Mellon Capital Management Nasdaq(R) 25 Fund

JNL/Mellon Capital Management Value Line(R) 25 Fund (NY) MERGED INTO JNL/Mellon Capital Management Value Line(R) 25 Fund and the name of the fund changed TO JNL/Mellon Capital Management Value Line(R) 30 Fund

JNL/Mellon Capital Management DowSM Dividend Fund (NY) MERGED INTO JNL/Mellon Capital Management DowSM Dividend Fund

JNL/Mellon Capital Management S&P(R) 24 Fund (NY) MERGED INTO JNL/Mellon Capital Management S&P(R) 24 Fund

Also effective December 3, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Capital Guardian International Small Cap Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.10%
(CONTRACTS ISSUED BETWEEN SEPTEMBER 22, 2003 AND MAY 2, 2004)

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/AIM Large Cap Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.29           $10.81             N/A              N/A
    End of period                             $12.78           $11.98           $11.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,251            3,701            3,701             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $19.93           $17.94           $17.34             N/A              N/A
    End of period                             $20.69           $19.93           $17.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,403            2,307            2,307             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(596)

  Accumulation unit value:
    Beginning of period                       $18.02           $17.62           $16.52             N/A              N/A
    End of period                             $20.02           $18.02           $17.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,049            6,658            6,658             N/A              N/A

JNL/Eagle SmallCap Equity Division(596)

  Accumulation unit value:
    Beginning of period                       $20.35           $20.07           $17.71             N/A              N/A
    End of period                             $24.17           $20.35           $20.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          687             1,129            1,129             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(596)

  Accumulation unit value:
    Beginning of period                       $12.53           $10.68            $9.12             N/A              N/A
    End of period                             $16.35           $12.53           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,003            6,582            6,582             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(596)

  Accumulation unit value:
    Beginning of period                       $18.94           $17.60           $15.48             N/A              N/A
    End of period                             $21.46           $18.94           $17.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          786             1,292            1,292             N/A              N/A

JNL/Lazard Small Cap Value Division(596)

  Accumulation unit value:
    Beginning of period                       $15.46           $14.94           $13.38             N/A              N/A
    End of period                             $17.86           $15.46           $14.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,364            2,243            2,243             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(596)

  Accumulation unit value:
    Beginning of period                       $11.30           $11.21           $10.75             N/A              N/A
    End of period                             $11.58           $11.30           $11.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,131            1,860            1,860             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(596)

  Accumulation unit value:
    Beginning of period                        $8.73            $8.47            $7.86             N/A              N/A
    End of period                             $10.09            $8.73            $8.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,870            6,363            6,363             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.61            $9.90             N/A              N/A
    End of period                             $12.46           $10.95           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,228            2,020            2,020             N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.46            $9.93             N/A              N/A
    End of period                             $14.92           $12.90           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,449            4,026            4,026             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(596)

  Accumulation unit value:
    Beginning of period                       $14.43           $14.26           $13.62             N/A              N/A
    End of period                             $14.77           $14.43           $14.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,466            7,344            7,344             N/A              N/A

JNL/PPM America High Yield Bond
Division(596)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.74             N/A              N/A
    End of period                               N/A              N/A            $16.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(596)

  Accumulation unit value:
    Beginning of period                       $17.71           $16.56           $15.04             N/A              N/A
    End of period                             $21.18           $17.71           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,022            3,325            3,325             N/A              N/A

JNL/T. Rowe Price Established Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $27.85           $26.54           $24.67             N/A              N/A
    End of period                             $31.32           $27.85           $26.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,959            4,865            4,865             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $38.89           $34.46           $30.78             N/A              N/A
    End of period                             $41.08           $38.89           $34.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          988             1,625            1,625             N/A              N/A

JNL/T. Rowe Price Value Division(596)

  Accumulation unit value:
    Beginning of period                       $14.07           $13.41           $12.05             N/A              N/A
    End of period                             $16.71           $14.07           $13.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,047            8,298            8,298             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.43           $13.35           $12.97             N/A              N/A
    End of period                             $14.68           $13.43           $13.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,474            2,423            2,423             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Western Asset Strategic Bond
Division(596)

  Accumulation unit value:
    Beginning of period                       $19.46           $19.18           $17.86             N/A              N/A
    End of period                             $20.15           $19.46           $19.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,406            5,600            5,600             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.36%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(967)

  Accumulation unit value:
    Beginning of period                       $15.87           $15.91             N/A              N/A              N/A
    End of period                             $17.58           $15.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,373            5,563             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(967)

  Accumulation unit value:
    Beginning of period                       $15.79           $15.66             N/A              N/A              N/A
    End of period                             $21.37           $15.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,524            7,537             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(967)

  Accumulation unit value:
    Beginning of period                       $17.51           $17.72             N/A              N/A              N/A
    End of period                             $18.99           $17.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,995             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(967)

  Accumulation unit value:
    Beginning of period                       $15.21           $15.33             N/A              N/A              N/A
    End of period                             $14.49           $15.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,317            7,701             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(967)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.71             N/A              N/A              N/A
    End of period                             $13.02           $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,680           10,079             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A









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QUESTIONS:  If you have any questions about your Contract, you may contact us at:

JACKSON OF NY SERVICE CENTER:                               1 (800) 599-5651 (8 a.m. - 8 p.m. ET)

             MAIL ADDRESS:                                  P.O. Box 378004, Denver, Colorado 80237-8004

             DELIVERY ADDRESS:                              7601 Technology Way, Denver, Colorado 80237

JACKSON OF NY IMG SERVICE CENTER:                           1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 33178, Detroit, MI 48232-5178

             DELIVERY ADDRESS:                              c/o Standard Federal Bank, Drawer 5178,
                                                            12425 Merriman Road, Livonia, MI 48150

HOME OFFICE:                                                2900 Westchester Avenue, Purchase, New York 10577
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                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 3, 2007




                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
                       VARIABLE DEFERRED ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated December 3, 2007. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NYSM) by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.




                                TABLE OF CONTENTS
                                                                        PAGE

General Information and History                                           2

Services                                                                  5

Purchase of Securities Being Offered                                      5

Underwriters                                                              6

Calculation of Performance                                                6

Additional Tax Information                                                8

Annuity Provisions                                                       18

Net Investment Factor                                                    19

Condensed Financial Information                                          19

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company(R) (JacksonSM), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and the JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc.. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the Standard & Poor's MidCap 400 Index, and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and of the S&P 400 Index that are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE STADARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks OF ThE Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund anD the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted bY NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

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NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

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SERVICES

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG, LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $17,550,529 in 2004, $20,132,773 in 2005 and $22,447,022 in 2006. JNLD did not
retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON OF NY'S TAX STATUS

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 80 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

                 *     attains age 70 1/2,

                 *     severs employment,

                 *     dies, or

                 * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate. For Contracts issued BEFORE OCTOBER 4, 2004, the assumed investment rate is 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum. For Contracts issued BEFORE OCTOBER 4, 2004, the assumed investment rate is 3%.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a)      is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                      JNL/Western High Yield Bond Fund TO JNL/Western Asset High Yield Bond Fund
                       JNL/Western Strategic Bond Fund TO JNL/Western Asset Strategic Bond Fund
       JNL/Western U.S. Government & Quality Bond Fund TO JNL/Western Asset U.S. Government & Quality Bond Fund
                          JNL/Putnam Value Equity Fund TO JNL/PPM America Value Equity Fund

Effective  April 30,  2007,  the  names of these  Investment  Divisions  changed
(whether or not in connection with a sub-adviser change):

                              JNL/FMR Mid-Cap Equity Fund TO JNL/FI Mid-Cap Equity Fund
                                    JNL/FMR Balanced Fund TO JNL/FI Balanced Fund
                    JNL/Western Asset High Yield Bond Fund TO JNL/PPM America High Yield Bond Fund
                    JNL/Western Asset Strategic Bond Fund TO JNL/Goldman Sachs Core Plus Bond Fund
      JNL/Western Asset U.S. Government & Quality Bond Fund TO JNL/JPMorgan U.S. Government & Quality Bond Fund


Effective April 30, 2007 the following mergers took place among the divisions:


JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund MERGED INTO JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management DowSM 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) MERGED INTO JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Also effective April 30, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, and JNL/Mellon Capital Management NYSE(R) International 25 Fund.


Effective December 3, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                     JNL/JPMorgan International Equity Fund TO JNL/AIM International Growth Fund
                          JNL/FI Balanced Fund TO JNL/Capital Guardian Global Balanced Fund
                JNL/Select Global Growth Fund TO JNL/Capital Guardian Global Diversified Research Fund
                   JNL/Select Large Cap Growth Fund TO JNL/Capital Guardian U.S. Growth Equity Fund
                              JNL/Putnam Equity Fund TO JNL/PPM America Core Equity Fund

Effective December 3, 2007 the following mergers took place among the divisions:

JNL/Putnam Midcap Growth Fund MERGED INTO JNL/FI Mid-Cap Equity Fund and the name of the fund changed TO JNL/JPMorgan MidCap Growth Fund

JNL/Mellon Capital Management Nasdaq(R) 15 Fund (NY) MERGED INTO JNL/Mellon Capital Management Nasdaq(R) 15 Fund and the name of the fund changed TO JNL/Mellon Capital Management Nasdaq(R) 25 Fund

JNL/Mellon Capital Management Value Line(R) 25 Fund (NY) MERGED INTO JNL/Mellon Capital Management Value Line(R) 25 Fund and the name of the fund changed TO JNL/Mellon Capital Management Value Line(R) 30 Fund

JNL/Mellon Capital Management DowSM Dividend Fund (NY) MERGED INTO JNL/Mellon Capital Management DowSM Dividend Fund

JNL/Mellon Capital Management S&P(R) 24 Fund (NY) MERGED INTO JNL/Mellon Capital Management S&P(R) 24 Fund

Also effective December 3, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Capital Guardian International Small Cap Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund.


At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.20%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(980)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.27             N/A              N/A              N/A
    End of period                             $11.52           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          951             1,013             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(980)

  Accumulation unit value:
    Beginning of period                       $15.32           $15.26             N/A              N/A              N/A
    End of period                             $19.01           $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          803              855              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(988)

  Accumulation unit value:
    Beginning of period                       $12.30             N/A              N/A              N/A              N/A
    End of period                             $14.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        254,919            N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.23             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        103,645            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(980)

  Accumulation unit value:
    Beginning of period                       $14.32           $14.34             N/A              N/A              N/A
    End of period                             $15.52           $14.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          818              871              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(980)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.98             N/A              N/A              N/A
    End of period                             $12.40           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,032            1,098             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(980)

  Accumulation unit value:
    Beginning of period                       $13.66           $13.71             N/A              N/A              N/A
    End of period                             $15.85           $13.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          850              906              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.25%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(432)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.24           $10.35           $10.02             N/A
    End of period                             $12.68           $11.90           $11.24           $10.35             N/A
  Accumulation units outstanding
  at the end of period                         6,500            6,561            6,276             562              N/A

JNL/AIM Premier Equity II Division(541)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.32             N/A              N/A
    End of period                               N/A              N/A             $9.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(1209)

  Accumulation unit value:
    Beginning of period                       $15.88             N/A              N/A              N/A              N/A
    End of period                             $15.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,731             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(432)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.99           $11.36           $11.11             N/A
    End of period                             $14.51           $12.83           $11.99           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        14,670           15,524           14,020            4,724             N/A

JNL/Alger Growth Division(432)

  Accumulation unit value:
    Beginning of period                       $19.63           $17.69           $17.06           $16.32             N/A
    End of period                             $20.34           $19.63           $17.69           $17.06             N/A
  Accumulation units outstanding
  at the end of period                         5,407            5,516            5,554             445              N/A

JNL/Alliance Capital Growth Division(441)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03            $9.56            $9.12             N/A
    End of period                               N/A             $9.13           $10.03            $9.56             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,402            5,035             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(438)

  Accumulation unit value:
    Beginning of period                       $17.77           $17.40           $16.57           $15.32             N/A
    End of period                             $19.71           $17.77           $17.40           $16.57             N/A
  Accumulation units outstanding
  at the end of period                         2,713            2,770            2,772            2,322             N/A

JNL/Eagle SmallCap Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $20.07           $19.82           $16.89           $16.00             N/A
    End of period                             $23.80           $20.07           $19.82           $16.89             N/A
  Accumulation units outstanding
  at the end of period                         6,511            7,384            7,002             614              N/A

JNL/FMR Balanced Division(432)

  Accumulation unit value:
    Beginning of period                       $11.16           $10.27            $9.50            $9.17             N/A
    End of period                             $12.21           $11.16           $10.27            $9.50             N/A
  Accumulation units outstanding
  at the end of period                        11,674           12,335           11,722            1,097             N/A

JNL/FMR MidCap Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $22.35           $21.31           $18.29           $17.30             N/A
    End of period                             $24.73           $22.35           $21.31           $18.29             N/A
  Accumulation units outstanding
  at the end of period                         5,245            5,153            4,767            3,205             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1205)

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,798             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(444)

  Accumulation unit value:
    Beginning of period                       $14.95           $13.68           $11.90           $11.06             N/A
    End of period                             $18.10           $14.95           $13.68           $11.90             N/A
  Accumulation units outstanding
  at the end of period                         1,797            1,911            1,918              -               N/A

JNL/JPMorgan International Value
Division(456)

  Accumulation unit value:
    Beginning of period                       $12.38           $10.57            $8.74            $7.92             N/A
    End of period                             $16.14           $12.38           $10.57            $8.74             N/A
  Accumulation units outstanding
  at the end of period                        18,044           11,077           10,074             470              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(448)

  Accumulation unit value:
    Beginning of period                       $18.72           $17.42           $14.14           $13.52             N/A
    End of period                             $21.18           $18.72           $17.42           $14.14             N/A
  Accumulation units outstanding
  at the end of period                         5,499            5,526            7,469             394              N/A

JNL/Lazard Small Cap Value Division(448)

  Accumulation unit value:
    Beginning of period                       $15.28           $14.79           $12.98           $12.38             N/A
    End of period                             $17.63           $15.28           $14.79           $12.98             N/A
  Accumulation units outstanding
  at the end of period                         3,982            4,523            7,283             431              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $12.28             N/A              N/A              N/A              N/A
    End of period                             $12.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,708             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(432)

  Accumulation unit value:
    Beginning of period                       $15.47           $16.16           $13.42           $11.95             N/A
    End of period                             $16.35           $15.47           $16.16           $13.42             N/A
  Accumulation units outstanding
  at the end of period                           -              8,278            9,364            1,691             N/A

JNL/MCM Bond Index Division(520)

  Accumulation unit value:
    Beginning of period                       $11.23           $11.16           $11.02             N/A              N/A
    End of period                             $11.49           $11.23           $11.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,205            7,729            6,744             N/A              N/A

JNL/MCM Communications Sector
Division(475)

  Accumulation unit value:
    Beginning of period                        $4.59            $4.60            $3.96            $3.71             N/A
    End of period                              $6.17            $4.59            $4.60            $3.96             N/A
  Accumulation units outstanding
  at the end of period                        17,153           17,690           14,828              -               N/A

JNL/MCM Consumer Brands Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $10.61           $11.01           $10.13            $9.94             N/A
    End of period                             $11.89           $10.61           $11.01           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          137              135              73                -               N/A

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                       $13.16           $14.13           $13.89           $12.15             N/A
    End of period                             $16.83           $13.16           $14.13           $13.89             N/A
  Accumulation units outstanding
  at the end of period                         6,620            7,753            9,590            1,023             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(432)

  Accumulation unit value:
    Beginning of period                        $8.64            $8.39            $7.64            $7.13             N/A
    End of period                              $9.97            $8.64            $8.39            $7.64             N/A
  Accumulation units outstanding
  at the end of period                        10,895           10,562           10,606            6,601             N/A

JNL/MCM Financial Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.27           $10.94           $10.69             N/A
    End of period                             $15.07           $12.85           $12.27           $10.94             N/A
  Accumulation units outstanding
  at the end of period                          273              272              216               -               N/A

JNL/MCM Global 15 Division (NY)(434)

  Accumulation unit value:
    Beginning of period                       $16.98           $15.62           $12.43           $12.31             N/A
    End of period                             $23.47           $16.98           $15.62           $12.43             N/A
  Accumulation units outstanding
  at the end of period                        17,509           15,628           15,550            2,425             N/A

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.90           $10.66           $10.43             N/A
    End of period                             $12.16           $11.58           $10.90           $10.66             N/A
  Accumulation units outstanding
  at the end of period                         1,234            1,326            1,203              -               N/A

JNL/MCM International Index Division(500)

  Accumulation unit value:
    Beginning of period                       $15.29           $13.66           $12.08             N/A              N/A
    End of period                             $18.96           $15.29           $13.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,174           10,151            9,958             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.91           $10.76             N/A              N/A
    End of period                             $14.00           $11.93           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,595          14,880            1,382             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          685              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(732)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.85           $10.94             N/A              N/A
    End of period                             $10.96           $10.61           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          640              640             1,390             N/A              N/A

JNL/MCM Oil & Gas Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $23.76           $17.59           $13.36           $12.68             N/A
    End of period                             $28.34           $23.76           $17.59           $13.36             N/A
  Accumulation units outstanding
  at the end of period                         1,177             915              52                -               N/A

JNL/MCM S&P 10 Division (NY)(434)

  Accumulation unit value:
    Beginning of period                       $17.88           $13.20           $11.33           $10.44             N/A
    End of period                             $18.47           $17.88           $13.20           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         7,071            9,146           11,704            1,513             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(446)

  Accumulation unit value:
    Beginning of period                       $14.29           $12.92           $11.30           $10.90             N/A
    End of period                             $15.48           $14.29           $12.92           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        17,595           27,280           31,420           17,880             N/A

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.56            $9.71            $9.24             N/A
    End of period                             $12.37           $10.88           $10.56            $9.71             N/A
  Accumulation units outstanding
  at the end of period                        35,752           37,819           34,429            7,362             N/A

JNL/MCM Select Small-Cap Division
(NY)(434)

  Accumulation unit value:
    Beginning of period                       $18.83           $17.54           $15.82           $14.99             N/A
    End of period                             $20.56           $18.83           $17.54           $15.82             N/A
  Accumulation units outstanding
  at the end of period                           -             20,166           21,621           11,859             N/A

JNL/MCM Small Cap Index Division(432)

  Accumulation unit value:
    Beginning of period                       $13.63           $13.24           $11.42           $10.92             N/A
    End of period                             $15.82           $13.63           $13.24           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        18,410           18,260           20,116            7,375             N/A

JNL/MCM Technology Sector Division(475)

  Accumulation unit value:
    Beginning of period                        $5.86            $5.79            $5.80            $5.75             N/A
    End of period                              $6.33            $5.86            $5.79            $5.80             N/A
  Accumulation units outstanding
  at the end of period                         1,630            1,474            1,349              -               N/A

JNL/MCM Value Line 25 Division
(NY)(988)

  Accumulation unit value:
    Beginning of period                       $16.48             N/A              N/A              N/A              N/A
    End of period                             $15.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          45               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                       $12.02           $11.08           $11.07             N/A              N/A
    End of period                             $13.31           $12.02           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,448            1,481            1,175             N/A              N/A

JNL/Oppenheimer Global Growth
Division(432)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.40            $9.79            $9.11             N/A
    End of period                             $14.79           $12.81           $11.40            $9.79             N/A
  Accumulation units outstanding
  at the end of period                        14,433           13,484           11,794            3,436             N/A

JNL/Oppenheimer Growth Division(513)

  Accumulation unit value:
    Beginning of period                        $8.89            $8.25            $8.27             N/A              N/A
    End of period                              $9.21            $8.89            $8.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,085            4,189            4,055             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(432)

  Accumulation unit value:
    Beginning of period                       $14.26           $14.11           $13.68           $13.53             N/A
    End of period                             $14.57           $14.26           $14.11           $13.68             N/A
  Accumulation units outstanding
  at the end of period                        23,097           23,429           30,794            8,106             N/A

JNL/PPM America High Yield Bond
Division(432)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.70           $15.14             N/A
    End of period                               N/A              N/A            $16.26           $15.70             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,204             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(448)

  Accumulation unit value:
    Beginning of period                       $22.00           $20.49           $18.35           $17.43             N/A
    End of period                             $24.72           $22.00           $20.49           $18.35             N/A
  Accumulation units outstanding
  at the end of period                          467              468              469              257              N/A

JNL/Putnam Midcap Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $8.45            $7.63            $6.51            $6.32             N/A
    End of period                              $8.82            $8.45            $7.63            $6.51             N/A
  Accumulation units outstanding
  at the end of period                        14,581           14,736           14,258            1,510             N/A

JNL/Putnam Value Equity Division(474)

  Accumulation unit value:
    Beginning of period                       $20.86           $20.13           $18.55           $17.89             N/A
    End of period                             $23.28           $20.86           $20.13           $18.55             N/A
  Accumulation units outstanding
  at the end of period                         4,395            4,415            4,501              1               N/A

JNL/S&P Core Index 100 Division(450)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.32            $9.89             N/A
    End of period                               N/A              N/A            $10.53           $10.32             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,193             N/A

JNL/S&P Core Index 50 Division(435)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.02            $9.29             N/A
    End of period                               N/A              N/A            $10.23           $10.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,754             N/A

JNL/S&P Core Index 75 Division(535)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.32             N/A              N/A
    End of period                               N/A              N/A            $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(422)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.61            $9.68             N/A
    End of period                               N/A              N/A            $10.86           $10.61             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,722             N/A

JNL/S&P Equity Growth Division I(430)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.37            $9.69             N/A
    End of period                               N/A              N/A            $10.58           $10.37             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             21,512             N/A

JNL/S&P Managed Aggressive Growth
Division(440)

  Accumulation unit value:
    Beginning of period                       $13.72           $12.81           $11.52           $10.72             N/A
    End of period                             $15.66           $13.72           $12.81           $11.52             N/A
  Accumulation units outstanding
  at the end of period                        85,047           84,981           77,962            2,634             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $13.84           $13.04           $11.85           $11.29             N/A
    End of period                             $15.60           $13.84           $13.04           $11.85             N/A
  Accumulation units outstanding
  at the end of period                        116,132          118,900          115,884          21,954             N/A

JNL/S&P Managed Moderate Division(919)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.67             N/A              N/A              N/A
    End of period                             $11.88           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,050            2,409             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(435)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.73           $11.77           $11.22             N/A
    End of period                             $14.83           $13.38           $12.73           $11.77             N/A
  Accumulation units outstanding
  at the end of period                        112,529          84,842           85,510            3,946             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(440)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.11           $10.26             N/A
    End of period                               N/A              N/A            $11.38           $11.11             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             10,926             N/A

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                       $24.30           $23.36           $21.34           $20.39             N/A
    End of period                             $27.27           $24.30           $23.36           $21.34             N/A
  Accumulation units outstanding
  at the end of period                         4,578            4,661            4,716            1,449             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(504)

  Accumulation unit value:
    Beginning of period                       $27.39           $26.49           $24.48             N/A              N/A
    End of period                             $28.29           $27.39           $26.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,888            1,044            1,072             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(429)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.41           $12.47           $12.50             N/A
    End of period                             $13.00           $12.59           $12.41           $12.47             N/A
  Accumulation units outstanding
  at the end of period                         2,891              -              2,108              -               N/A

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                       $17.63           $16.50           $14.56           $13.14             N/A
    End of period                             $21.05           $17.63           $16.50           $14.56             N/A
  Accumulation units outstanding
  at the end of period                         7,791            6,960            6,811            1,331             N/A

JNL/T.Rowe Price Established Growth
Division(448)

  Accumulation unit value:
    Beginning of period                       $27.41           $26.16           $24.11           $22.70             N/A
    End of period                             $30.78           $27.41           $26.16           $24.11             N/A
  Accumulation units outstanding
  at the end of period                         6,904            6,950            6,905             952              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(438)

  Accumulation unit value:
    Beginning of period                       $38.27           $33.96           $29.14           $27.13             N/A
    End of period                             $40.37           $38.27           $33.96           $29.14             N/A
  Accumulation units outstanding
  at the end of period                         7,510           10,985           11,579            8,273             N/A

JNL/T.Rowe Price Value Division(448)

  Accumulation unit value:
    Beginning of period                       $13.96           $13.31           $11.70           $10.91             N/A
    End of period                             $16.54           $13.96           $13.31           $11.70             N/A
  Accumulation units outstanding
  at the end of period                        24,061           24,287           24,428            5,360             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.27           $13.22           $12.84             N/A              N/A
    End of period                             $14.49           $13.27           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,353           11,022           12,508             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(438)

  Accumulation unit value:
    Beginning of period                       $19.16           $18.90           $17.90           $17.53             N/A
    End of period                             $19.80           $19.16           $18.90           $17.90             N/A
  Accumulation units outstanding
  at the end of period                         4,270            4,298            4,203             821              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(438)

  Accumulation unit value:
    Beginning of period                       $15.98           $15.81           $15.42           $15.27             N/A
    End of period                             $16.30           $15.98           $15.81           $15.42             N/A
  Accumulation units outstanding
  at the end of period                         2,052            1,959            4,708             503              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.35%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.20           $10.69             N/A              N/A
    End of period                             $12.61           $11.85           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,271           10,221            1,718             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.64             N/A              N/A              N/A
    End of period                             $15.60           $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        123,082           9,353             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(637)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.95           $10.00             N/A              N/A
    End of period                             $14.44           $12.78           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,514            2,895            1,236             N/A              N/A

JNL/Alger Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $19.43           $17.53           $17.04             N/A              N/A
    End of period                             $20.12           $19.43           $17.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,943           17,635            3,804             N/A              N/A

JNL/Alliance Capital Growth Division(668)

  Accumulation unit value:
    Beginning of period                         N/A             $9.96            $9.13             N/A              N/A
    End of period                               N/A             $9.06            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               465              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(590)

  Accumulation unit value:
    Beginning of period                       $17.60           $17.26           $16.14             N/A              N/A
    End of period                             $19.51           $17.60           $17.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,833            5,220            4,555             N/A              N/A

JNL/Eagle SmallCap Equity Division(607)

  Accumulation unit value:
    Beginning of period                       $19.88           $19.65           $17.77             N/A              N/A
    End of period                             $23.55           $19.88           $19.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,950            2,104             586              N/A              N/A

JNL/FMR Balanced Division(590)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.22            $9.44             N/A              N/A
    End of period                             $12.13           $11.10           $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,051           11,874            6,146             N/A              N/A

JNL/FMR MidCap Equity Division(590)

  Accumulation unit value:
    Beginning of period                       $22.11           $21.11           $18.49             N/A              N/A
    End of period                             $24.45           $22.11           $21.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,121            1,225             47               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1077)

  Accumulation unit value:
    Beginning of period                        $9.87             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,787            N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(878)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.96             N/A              N/A              N/A
    End of period                             $12.70           $10.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,548            4,109             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(975)

  Accumulation unit value:
    Beginning of period                       $11.29           $11.29             N/A              N/A              N/A
    End of period                             $12.89           $11.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,748            1,107             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1072)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,342             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(739)

  Accumulation unit value:
    Beginning of period                       $14.79           $13.27             N/A              N/A              N/A
    End of period                             $17.89           $14.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,799            8,517             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(607)

  Accumulation unit value:
    Beginning of period                       $12.28           $10.50            $9.10             N/A              N/A
    End of period                             $16.00           $12.28           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        221,547          37,157            4,225             N/A              N/A

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,506             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(590)

  Accumulation unit value:
    Beginning of period                       $18.57           $17.30           $15.08             N/A              N/A
    End of period                             $20.99           $18.57           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,094           24,496            9,859             N/A              N/A

JNL/Lazard Small Cap Value Division(626)

  Accumulation unit value:
    Beginning of period                       $15.16           $14.68           $12.55             N/A              N/A
    End of period                             $17.47           $15.16           $14.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,412           13,997            4,958             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $12.19             N/A              N/A              N/A              N/A
    End of period                             $12.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        167,542            N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                       $15.42           $16.12           $14.20             N/A              N/A
    End of period                             $16.29           $15.42           $16.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             48,905           25,896             N/A              N/A

JNL/MCM Bond Index Division(595)

  Accumulation unit value:
    Beginning of period                       $11.18           $11.13           $10.71             N/A              N/A
    End of period                             $11.44           $11.18           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        201,716          54,980           26,167             N/A              N/A

JNL/MCM Communications Sector
Division(642)

  Accumulation unit value:
    Beginning of period                        $4.56            $4.58            $4.05             N/A              N/A
    End of period                              $6.12            $4.56            $4.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,886            1,275            4,607             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(683)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.95            $9.68             N/A              N/A
    End of period                             $11.80           $10.54           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,052            2,903             336              N/A              N/A

JNL/MCM Dow 10 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                       $13.12           $14.10           $13.41             N/A              N/A
    End of period                             $16.76           $13.12           $14.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        177,683          44,173           20,398             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1003)

  Accumulation unit value:
    Beginning of period                       $10.05             N/A              N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        188,094            N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(631)

  Accumulation unit value:
    Beginning of period                        $8.58            $8.35            $7.57             N/A              N/A
    End of period                              $9.90            $8.58            $8.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,591           18,754           10,013             N/A              N/A

JNL/MCM Financial Sector Division(629)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.19           $10.87             N/A              N/A
    End of period                             $14.94           $12.76           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,354            1,284             46               N/A              N/A

JNL/MCM Global 15 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                       $16.92           $15.58           $12.95             N/A              N/A
    End of period                             $23.37           $16.92           $15.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        201,533          48,050           19,645             N/A              N/A

JNL/MCM Healthcare Sector Division(615)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.84           $10.55             N/A              N/A
    End of period                             $12.06           $11.50           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,319            8,408            3,991             N/A              N/A

JNL/MCM International Index Division(595)

  Accumulation unit value:
    Beginning of period                       $15.23           $13.62           $11.97             N/A              N/A
    End of period                             $18.87           $15.23           $13.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        220,961          60,676           32,127             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(689)

  Accumulation unit value:
    Beginning of period                       $11.91           $10.91            $9.62             N/A              N/A
    End of period                             $13.96           $11.91           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,444,982         619,436          29,305             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1082)

  Accumulation unit value:
    Beginning of period                        $9.54             N/A              N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        87,686             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.84           $10.00             N/A              N/A
    End of period                             $10.94           $10.60           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,737           14,939           100,250            N/A              N/A

JNL/MCM Oil & Gas Sector Division(629)

  Accumulation unit value:
    Beginning of period                       $23.61           $17.49           $15.56             N/A              N/A
    End of period                             $28.14           $23.61           $17.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,362           14,704            3,937             N/A              N/A

JNL/MCM S&P 10 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                       $17.82           $13.17           $11.52             N/A              N/A
    End of period                             $18.38           $17.82           $13.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        154,169          64,861           23,450             N/A              N/A

JNL/MCM S&P 24 Division (NY)(1172)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,659             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(595)

  Accumulation unit value:
    Beginning of period                       $14.23           $12.88           $11.74             N/A              N/A
    End of period                             $15.40           $14.23           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        189,082          72,069           33,855             N/A              N/A

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.53            $9.75             N/A              N/A
    End of period                             $12.31           $10.84           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        330,622          107,735          88,252             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(606)

  Accumulation unit value:
    Beginning of period                       $18.77           $17.49           $15.51             N/A              N/A
    End of period                             $20.48           $18.77           $17.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             40,427           15,319             N/A              N/A

JNL/MCM Small Cap Index Division(595)

  Accumulation unit value:
    Beginning of period                       $13.58           $13.20           $11.78             N/A              N/A
    End of period                             $15.74           $13.58           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        145,534          63,502           33,030             N/A              N/A

JNL/MCM Technology Sector Division(629)

  Accumulation unit value:
    Beginning of period                        $5.82            $5.76            $5.16             N/A              N/A
    End of period                              $6.28            $5.82            $5.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,903           23,228            3,777             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(675)

  Accumulation unit value:
    Beginning of period                       $15.60           $11.37           $10.00             N/A              N/A
    End of period                             $15.16           $15.60           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        498,267          74,056            1,202             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.08           $10.39             N/A              N/A
    End of period                             $13.28           $12.00           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        160,140          57,915            2,420             N/A              N/A

JNL/Oppenheimer Global Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.36            $9.85             N/A              N/A
    End of period                             $14.71           $12.75           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        76,846           25,117            2,743             N/A              N/A

JNL/Oppenheimer Growth Division(591)

  Accumulation unit value:
    Beginning of period                        $8.85            $8.22            $8.17             N/A              N/A
    End of period                              $9.16            $8.85            $8.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,771           13,853           11,338             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(590)

  Accumulation unit value:
    Beginning of period                       $14.15           $14.02           $13.44             N/A              N/A
    End of period                             $14.44           $14.15           $14.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        196,898          48,126           36,893             N/A              N/A

JNL/PPM America High Yield Bond
Division(590)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.34             N/A              N/A
    End of period                               N/A              N/A            $16.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(951)

  Accumulation unit value:
    Beginning of period                       $21.77           $21.17             N/A              N/A              N/A
    End of period                             $24.43           $21.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,627            4,127             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(756)

  Accumulation unit value:
    Beginning of period                        $8.40            $7.32             N/A              N/A              N/A
    End of period                              $8.77            $8.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,410            4,668             N/A              N/A              N/A

JNL/Putnam Value Equity Division(590)

  Accumulation unit value:
    Beginning of period                       $20.62           $19.92           $18.42             N/A              N/A
    End of period                             $22.99           $20.62           $19.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,271            5,588            3,058             N/A              N/A

JNL/S&P Core Index 100 Division(615)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.34             N/A              N/A
    End of period                               N/A              N/A            $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(611)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19             N/A              N/A
    End of period                               N/A              N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(668)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19             N/A              N/A
    End of period                               N/A              N/A            $10.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(663)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.64             N/A              N/A
    End of period                               N/A              N/A            $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(623)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.15             N/A              N/A
    End of period                               N/A              N/A            $10.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(588)

  Accumulation unit value:
    Beginning of period                       $13.62           $12.72           $11.58             N/A              N/A
    End of period                             $15.52           $13.62           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        133,168          45,654           38,643             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.32           $10.04             N/A              N/A
    End of period                             $11.23           $10.56           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        169,893          82,480            3,620             N/A              N/A

JNL/S&P Managed Growth Division(534)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.95           $11.84             N/A              N/A
    End of period                             $15.46           $13.73           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        498,150          232,337          170,582            N/A              N/A

JNL/S&P Managed Moderate Division(713)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.51           $10.32             N/A              N/A
    End of period                             $11.85           $10.88           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        276,106          70,087           21,693             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(602)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.65           $11.78             N/A              N/A
    End of period                             $14.70           $13.28           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        489,333          134,689          35,000             N/A              N/A

JNL/S&P Retirement 2015 Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,393             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division(1046)

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A              N/A
    End of period                             $11.06             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,946             N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1043)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $10.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,466             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(623)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.91             N/A              N/A
    End of period                               N/A              N/A            $11.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(590)

  Accumulation unit value:
    Beginning of period                       $24.04           $23.14           $21.29             N/A              N/A
    End of period                             $26.96           $24.04           $23.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,807            8,821            3,845             N/A              N/A

JNL/Select Global Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $23.45           $23.32           $20.12             N/A              N/A
    End of period                             $26.21           $23.45           $23.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,923             792              199              N/A              N/A

JNL/Select Large Cap Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $27.10           $26.24           $23.30             N/A              N/A
    End of period                             $27.97           $27.10           $26.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,826            3,535            3,041             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(602)

  Accumulation unit value:
    Beginning of period                       $12.46           $12.29           $12.31             N/A              N/A
    End of period                             $12.85           $12.46           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,702           47,529           23,224             N/A              N/A

JNL/Select Value Division(590)

  Accumulation unit value:
    Beginning of period                       $17.57           $16.46           $14.82             N/A              N/A
    End of period                             $20.96           $17.57           $16.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,275            7,129            1,981             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $27.12           $25.91           $23.99             N/A              N/A
    End of period                             $30.43           $27.12           $25.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        313,234          231,437          91,891             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(608)

  Accumulation unit value:
    Beginning of period                       $37.87           $33.64           $30.42             N/A              N/A
    End of period                             $39.90           $37.87           $33.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        215,306          165,797          70,628             N/A              N/A

JNL/T.Rowe Price Value Division(590)

  Accumulation unit value:
    Beginning of period                       $13.88           $13.25           $11.80             N/A              N/A
    End of period                             $16.43           $13.88           $13.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        601,822          451,049          186,355            N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.17           $13.13           $12.76             N/A              N/A
    End of period                             $14.36           $13.17           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,839          24,498           12,377             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(590)

  Accumulation unit value:
    Beginning of period                       $18.95           $18.72           $17.45             N/A              N/A
    End of period                             $19.58           $18.95           $18.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,623           17,140            3,355             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(590)

  Accumulation unit value:
    Beginning of period                       $15.81           $15.66           $15.02             N/A              N/A
    End of period                             $16.11           $15.81           $15.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,132           14,995            4,864             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.40%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(175)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.19           $10.31            $8.04            $8.74
    End of period                             $12.58           $11.83           $11.19           $10.31            $8.04
  Accumulation units outstanding
  at the end of period                        12,649           14,742           15,921            9,197            3,656

JNL/AIM Premier Equity II Division(175)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.44            $7.80            $8.46
    End of period                               N/A              N/A             $9.23            $9.44            $7.80
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,272             412

JNL/AIM Real Estate Division(994)

  Accumulation unit value:
    Beginning of period                       $12.14             N/A              N/A              N/A              N/A
    End of period                             $15.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          333              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(175)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.93           $11.32            $8.29            $8.64
    End of period                             $14.40           $12.75           $11.93           $11.32            $8.29
  Accumulation units outstanding
  at the end of period                        10,113           11,881           14,493           12,952            1,368

JNL/Alger Growth Division(202)

  Accumulation unit value:
    Beginning of period                       $19.33           $17.45           $16.85           $12.63           $11.98
    End of period                             $20.01           $19.33           $17.45           $16.85           $12.63
  Accumulation units outstanding
  at the end of period                         2,643            2,583            2,610            2,362             668

JNL/Alliance Capital Growth Division(227)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93            $9.47            $7.73            $8.38
    End of period                               N/A             $9.03            $9.93            $9.47            $7.73
  Accumulation units outstanding
  at the end of period                          N/A               -              4,111            3,352             170






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(254)

  Accumulation unit value:
    Beginning of period                       $17.52           $17.19           $16.39           $13.62             N/A
    End of period                             $19.41           $17.52           $17.19           $16.39             N/A
  Accumulation units outstanding
  at the end of period                         7,189            7,542            9,041            7,762             N/A

JNL/Eagle SmallCap Equity Division(344)

  Accumulation unit value:
    Beginning of period                       $19.79           $19.57           $16.71           $13.48             N/A
    End of period                             $23.43           $19.79           $19.57           $16.71             N/A
  Accumulation units outstanding
  at the end of period                         3,821            4,252            3,958            3,361             N/A

JNL/FMR Balanced Division(176)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.19            $9.45            $8.42            $8.56
    End of period                             $12.09           $11.07           $10.19            $9.45            $8.42
  Accumulation units outstanding
  at the end of period                        30,373           30,127           19,500           17,558            2,670

JNL/FMR MidCap Equity Division(284)

  Accumulation unit value:
    Beginning of period                       $21.99           $21.01           $18.06           $12.82             N/A
    End of period                             $24.30           $21.99           $21.01           $18.06             N/A
  Accumulation units outstanding
  at the end of period                          474              534             1,365            1,384             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1220)

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,654             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(175)

  Accumulation unit value:
    Beginning of period                       $14.72           $13.48           $11.75            $9.27           $10.03
    End of period                             $17.79           $14.72           $13.48           $11.75            $9.27
  Accumulation units outstanding
  at the end of period                         3,381            5,277            5,370            2,480             424

JNL/JPMorgan International Value
Division(280)

  Accumulation unit value:
    Beginning of period                       $12.24           $10.47            $8.66            $5.81             N/A
    End of period                             $15.93           $12.24           $10.47            $8.66             N/A
  Accumulation units outstanding
  at the end of period                         4,039            8,521            8,411            3,805             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(222)

  Accumulation unit value:
    Beginning of period                       $18.50           $17.24           $14.02           $11.03           $11.04
    End of period                             $20.90           $18.50           $17.24           $14.02           $11.03
  Accumulation units outstanding
  at the end of period                         4,803            5,971            6,759            5,284             121

JNL/Lazard Small Cap Value Division(176)

  Accumulation unit value:
    Beginning of period                       $15.10           $14.63           $12.86            $9.40            $9.81
    End of period                             $17.39           $15.10           $14.63           $12.86            $9.40
  Accumulation units outstanding
  at the end of period                         9,369            9,923           10,249            9,332            1,661






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $12.15             N/A              N/A              N/A              N/A
    End of period                             $12.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,290             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                       $15.42           $16.13           $13.41           $10.28           $10.28
    End of period                             $16.29           $15.42           $16.13           $13.41           $10.28
  Accumulation units outstanding
  at the end of period                           -             43,779           41,522           65,133              5

JNL/MCM Bond Index Division(202)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.11           $10.88           $10.71           $10.60
    End of period                             $11.41           $11.16           $11.11           $10.88           $10.71
  Accumulation units outstanding
  at the end of period                         3,532            3,698            5,267            4,171             925

JNL/MCM Communications Sector
Division(518)

  Accumulation unit value:
    Beginning of period                        $4.55            $4.57            $4.36             N/A              N/A
    End of period                              $6.10            $4.55            $4.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          926             2,872            2,897             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(518)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.92           $10.25             N/A              N/A
    End of period                             $11.75           $10.51           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          262              263              263              N/A              N/A

JNL/MCM Dow 10 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                       $13.10           $14.09           $13.87           $11.16           $10.83
    End of period                             $16.73           $13.10           $14.09           $13.87           $11.16
  Accumulation units outstanding
  at the end of period                        40,134           74,919           72,636           71,946            4,978






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,063             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(192)

  Accumulation unit value:
    Beginning of period                        $8.56            $8.33            $7.59            $5.96            $5.66
    End of period                              $9.87            $8.56            $8.33            $7.59            $5.96
  Accumulation units outstanding
  at the end of period                        14,238           15,143           15,333           16,254            2,464

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                       $16.90           $15.57           $12.41            $9.68           $10.01
    End of period                             $23.33           $16.90           $15.57           $12.41            $9.68
  Accumulation units outstanding
  at the end of period                        24,241           26,759           24,231            9,984             418

JNL/MCM Healthcare Sector Division(518)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.81           $11.09             N/A              N/A
    End of period                             $12.02           $11.47           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          490             2,117            1,932             N/A              N/A

JNL/MCM International Index Division(349)

  Accumulation unit value:
    Beginning of period                       $15.19           $13.60           $11.54            $9.58             N/A
    End of period                             $18.82           $15.19           $13.60           $11.54             N/A
  Accumulation units outstanding
  at the end of period                         4,834            1,885            1,811             843              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(737)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.91           $10.91             N/A              N/A
    End of period                             $13.95           $11.90           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,710            6,222             500              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(737)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.84           $10.84             N/A              N/A
    End of period                             $10.92           $10.59           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,643            2,157             503              N/A              N/A

JNL/MCM Oil & Gas Sector Division(576)

  Accumulation unit value:
    Beginning of period                       $23.53           $17.45           $14.01             N/A              N/A
    End of period                             $28.03           $23.53           $17.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,036             855              561              N/A              N/A

JNL/MCM S&P 10 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                       $17.81           $13.17           $11.32            $9.64           $10.14
    End of period                             $18.36           $17.81           $13.17           $11.32            $9.64
  Accumulation units outstanding
  at the end of period                        38,008           32,737           40,041           84,898             152

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(202)

  Accumulation unit value:
    Beginning of period                       $14.20           $12.86           $11.27            $8.49            $7.52
    End of period                             $15.36           $14.20           $12.86           $11.27            $8.49
  Accumulation units outstanding
  at the end of period                         9,921            7,954           11,289           10,172             379

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.51            $9.69            $7.69            $6.87
    End of period                             $12.28           $10.82           $10.51            $9.69            $7.69
  Accumulation units outstanding
  at the end of period                        35,995           36,653           38,007           31,554            5,344

JNL/MCM Select Small-Cap Division
(NY)(218)

  Accumulation unit value:
    Beginning of period                       $18.79           $17.52           $15.83           $10.84           $10.83
    End of period                             $20.50           $18.79           $17.52           $15.83           $10.84
  Accumulation units outstanding
  at the end of period                           -             27,996           27,823           44,869              5

JNL/MCM Small Cap Index Division(202)

  Accumulation unit value:
    Beginning of period                       $13.55           $13.18           $11.39            $7.91            $7.03
    End of period                             $15.70           $13.55           $13.18           $11.39            $7.91
  Accumulation units outstanding
  at the end of period                        10,519            7,668            9,826            9,302             316

JNL/MCM Technology Sector Division(889)

  Accumulation unit value:
    Beginning of period                        $5.80            $5.66             N/A              N/A              N/A
    End of period                              $6.25            $5.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,154            4,154             N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(717)

  Accumulation unit value:
    Beginning of period                       $15.59           $11.37           $11.04             N/A              N/A
    End of period                             $15.14           $15.59           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,997          91,371           107,613            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(884)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.60             N/A              N/A              N/A
    End of period                             $13.27           $11.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,365            2,460             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(176)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.34            $9.75            $7.03            $7.50
    End of period                             $14.67           $12.72           $11.34            $9.75            $7.03
  Accumulation units outstanding
  at the end of period                        13,833           14,459           13,586           11,715            1,720

JNL/Oppenheimer Growth Division(348)

  Accumulation unit value:
    Beginning of period                        $8.85            $8.22            $8.00            $7.15             N/A
    End of period                              $9.16            $8.85            $8.22            $8.00             N/A
  Accumulation units outstanding
  at the end of period                         8,531            8,523            8,537            8,474             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(175)

  Accumulation unit value:
    Beginning of period                       $14.09           $13.97           $13.56           $13.12           $12.75
    End of period                             $14.38           $14.09           $13.97           $13.56           $13.12
  Accumulation units outstanding
  at the end of period                        48,383           42,382           38,365           33,417            4,386

JNL/PPM America High Yield Bond
Division(175)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.50           $13.25           $12.65
    End of period                               N/A              N/A            $16.03           $15.50           $13.25
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             41,576             881






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(377)

  Accumulation unit value:
    Beginning of period                       $21.66           $20.19           $18.12           $16.17             N/A
    End of period                             $24.29           $21.66           $20.19           $18.12             N/A
  Accumulation units outstanding
  at the end of period                         2,522            2,586            2,676            2,703             N/A

JNL/Putnam Midcap Growth Division(175)

  Accumulation unit value:
    Beginning of period                        $8.38            $7.58            $6.48            $4.92            $5.35
    End of period                              $8.74            $8.38            $7.58            $6.48            $4.92
  Accumulation units outstanding
  at the end of period                        15,112           16,109           16,914           16,099            2,336

JNL/Putnam Value Equity Division(175)

  Accumulation unit value:
    Beginning of period                       $20.51           $19.83           $18.32           $14.92           $15.87
    End of period                             $22.86           $20.51           $19.83           $18.32           $14.92
  Accumulation units outstanding
  at the end of period                         5,500            5,657            9,966            9,820             214

JNL/S&P Core Index 100 Division(204)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.29            $8.54            $7.80
    End of period                               N/A              N/A            $10.48           $10.29            $8.54
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               675              227

JNL/S&P Core Index 50 Division(940)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(325)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.15            $8.47             N/A
    End of period                               N/A              N/A            $10.37           $10.15             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               558              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(202)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.52            $8.21            $7.35
    End of period                               N/A              N/A            $10.75           $10.52            $8.21
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,546             109

JNL/S&P Equity Growth Division I(234)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.28            $8.05            $8.54
    End of period                               N/A              N/A            $10.48           $10.28            $8.05
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             17,317            2,928

JNL/S&P Managed Aggressive Growth
Division(179)

  Accumulation unit value:
    Beginning of period                       $13.56           $12.68           $11.42            $9.13            $9.11
    End of period                             $15.46           $13.56           $12.68           $11.42            $9.13
  Accumulation units outstanding
  at the end of period                        83,972           84,078           82,694           49,262           32,364






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(172)

  Accumulation unit value:
    Beginning of period                       $13.68           $12.91           $11.75            $9.79           $10.07
    End of period                             $15.40           $13.68           $12.91           $11.75            $9.79
  Accumulation units outstanding
  at the end of period                        391,626          386,627          399,979          312,141          27,291

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(172)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.61           $11.67           $10.05           $10.18
    End of period                             $14.63           $13.23           $12.61           $11.67           $10.05
  Accumulation units outstanding
  at the end of period                        175,026          188,491          175,371          127,917           7,355

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(372)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.02            $9.60             N/A
    End of period                               N/A              N/A            $11.27           $11.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             20,703             N/A

JNL/Select Balanced Division(231)

  Accumulation unit value:
    Beginning of period                       $23.91           $23.03           $21.06           $17.57           $17.72
    End of period                             $26.80           $23.91           $23.03           $21.06           $17.57
  Accumulation units outstanding
  at the end of period                         9,967           10,827            9,725            8,588            1,005

JNL/Select Global Growth Division(1037)

  Accumulation unit value:
    Beginning of period                       $24.63             N/A              N/A              N/A              N/A
    End of period                             $26.06             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          406              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(178)

  Accumulation unit value:
    Beginning of period                       $26.95           $26.11           $23.71           $17.75           $18.11
    End of period                             $27.80           $26.95           $26.11           $23.71           $17.75
  Accumulation units outstanding
  at the end of period                          286              286              286              474              53






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(318)

  Accumulation unit value:
    Beginning of period                       $12.39           $12.23           $12.31           $12.39             N/A
    End of period                             $12.77           $12.39           $12.23           $12.31             N/A
  Accumulation units outstanding
  at the end of period                         8,120            9,268            9,599            5,123             N/A

JNL/Select Value Division(254)

  Accumulation unit value:
    Beginning of period                       $17.53           $16.44           $14.53           $11.27             N/A
    End of period                             $20.91           $17.53           $16.44           $14.53             N/A
  Accumulation units outstanding
  at the end of period                         1,549            2,683            2,218            2,385             N/A

JNL/T.Rowe Price Established Growth
Division(176)

  Accumulation unit value:
    Beginning of period                       $26.98           $25.79           $23.80           $18.49           $19.15
    End of period                             $30.25           $26.98           $25.79           $23.80           $18.49
  Accumulation units outstanding
  at the end of period                         5,531            6,567            6,530            6,088             747

JNL/T.Rowe Price Mid-Cap Growth
Division(176)

  Accumulation unit value:
    Beginning of period                       $37.67           $33.48           $28.76           $21.05           $21.31
    End of period                             $39.67           $37.67           $33.48           $28.76           $21.05
  Accumulation units outstanding
  at the end of period                         5,949            8,052            8,580            5,957             639

JNL/T.Rowe Price Value Division(176)

  Accumulation unit value:
    Beginning of period                       $13.84           $13.22           $11.63            $9.09            $9.31
    End of period                             $16.38           $13.84           $13.22           $11.63            $9.09
  Accumulation units outstanding
  at the end of period                        20,624           25,139           29,364           22,534            2,713

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.12           $13.08           $12.71             N/A              N/A
    End of period                             $14.30           $13.12           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,590           42,641           52,403             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(192)

  Accumulation unit value:
    Beginning of period                       $18.85           $18.62           $17.66           $15.78           $15.18
    End of period                             $19.45           $18.85           $18.62           $17.66           $15.78
  Accumulation units outstanding
  at the end of period                         8,205            7,539            6,703            6,812             422

JNL/Western Asset U.S. Government
& Quality Bond Division(176)

  Accumulation unit value:
    Beginning of period                       $15.73           $15.58           $15.22           $15.25           $14.83
    End of period                             $16.01           $15.73           $15.58           $15.22           $15.25
  Accumulation units outstanding
  at the end of period                        17,539           17,066           19,849           16,886            3,516





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.50%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(433)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.15           $10.29            $9.92             N/A
    End of period                             $12.52           $11.78           $11.15           $10.29             N/A
  Accumulation units outstanding
  at the end of period                         4,246            4,250            4,601             807              N/A

JNL/AIM Premier Equity II Division(947)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(433)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.89           $11.30           $10.96             N/A
    End of period                             $14.33           $12.70           $11.89           $11.30             N/A
  Accumulation units outstanding
  at the end of period                         7,020            6,853            7,330            4,238             N/A

JNL/Alger Growth Division(445)

  Accumulation unit value:
    Beginning of period                       $19.13           $17.29           $16.71           $15.93             N/A
    End of period                             $19.78           $19.13           $17.29           $16.71             N/A
  Accumulation units outstanding
  at the end of period                         5,455            5,201            5,615             270              N/A

JNL/Alliance Capital Growth Division(491)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86            $9.70             N/A              N/A
    End of period                               N/A             $8.97            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,334             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                       $17.36           $17.05           $16.27           $15.34             N/A
    End of period                             $19.21           $17.36           $17.05           $16.27             N/A
  Accumulation units outstanding
  at the end of period                         1,900            1,902            2,358            1,614             N/A

JNL/Eagle SmallCap Equity Division(454)

  Accumulation unit value:
    Beginning of period                       $19.60           $19.41           $16.58           $16.82             N/A
    End of period                             $23.19           $19.60           $19.41           $16.58             N/A
  Accumulation units outstanding
  at the end of period                         3,058            3,158            3,520             25               N/A

JNL/FMR Balanced Division(433)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.15            $9.41            $9.07             N/A
    End of period                             $12.01           $11.00           $10.15            $9.41             N/A
  Accumulation units outstanding
  at the end of period                         2,827            3,242            2,873             749              N/A

JNL/FMR MidCap Equity Division(577)

  Accumulation unit value:
    Beginning of period                       $21.76           $20.81           $17.66             N/A              N/A
    End of period                             $24.02           $21.76           $20.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          164              165              165              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(454)

  Accumulation unit value:
    Beginning of period                       $14.56           $13.35           $11.65           $10.85             N/A
    End of period                             $17.58           $14.56           $13.35           $11.65             N/A
  Accumulation units outstanding
  at the end of period                         2,122            2,141            2,114             75               N/A

JNL/JPMorgan International Value
Division(500)

  Accumulation unit value:
    Beginning of period                       $12.14           $10.39            $9.06             N/A              N/A
    End of period                             $15.79           $12.14           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,396            3,285            2,846             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(433)

  Accumulation unit value:
    Beginning of period                       $18.36           $17.13           $13.94           $13.26             N/A
    End of period                             $20.72           $18.36           $17.13           $13.94             N/A
  Accumulation units outstanding
  at the end of period                         6,362            5,486            5,537            2,429             N/A

JNL/Lazard Small Cap Value Division(445)

  Accumulation unit value:
    Beginning of period                       $14.98           $14.53           $12.79           $11.99             N/A
    End of period                             $17.24           $14.98           $14.53           $12.79             N/A
  Accumulation units outstanding
  at the end of period                         6,912            7,086            7,118            2,931             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $12.07             N/A              N/A              N/A              N/A
    End of period                             $12.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,545             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                       $15.34           $16.06           $13.37           $11.59             N/A
    End of period                             $16.20           $15.34           $16.06           $13.37             N/A
  Accumulation units outstanding
  at the end of period                           -             15,894           15,776            2,398             N/A

JNL/MCM Bond Index Division(485)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.08           $10.85           $10.84             N/A
    End of period                             $11.35           $11.12           $11.08           $10.85             N/A
  Accumulation units outstanding
  at the end of period                         3,824            3,712            3,631             719              N/A

JNL/MCM Communications Sector
Division(552)

  Accumulation unit value:
    Beginning of period                        $4.52            $4.54            $4.18             N/A              N/A
    End of period                              $6.06            $4.52            $4.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          175              176              177              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(528)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.86           $10.31             N/A              N/A
    End of period                             $11.66           $10.44           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          315              316              318              N/A              N/A

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                       $13.05           $14.05           $13.84           $12.11             N/A
    End of period                             $16.64           $13.05           $14.05           $13.84             N/A
  Accumulation units outstanding
  at the end of period                        16,982           17,162           16,871            2,324             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)(998)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,215             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(454)

  Accumulation unit value:
    Beginning of period                        $8.50            $8.28            $7.55            $7.16             N/A
    End of period                              $9.78            $8.50            $8.28            $7.55             N/A
  Accumulation units outstanding
  at the end of period                        10,971           10,993           10,004             455              N/A

JNL/MCM Financial Sector Division(499)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.10           $11.19             N/A              N/A
    End of period                             $14.78           $12.64           $12.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          747              750              785              N/A              N/A

JNL/MCM Global 15 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                       $16.84           $15.52           $12.39           $11.84             N/A
    End of period                             $23.21           $16.84           $15.52           $12.39             N/A
  Accumulation units outstanding
  at the end of period                        15,045           15,463           15,654            1,852             N/A

JNL/MCM Healthcare Sector Division(499)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.75           $10.84             N/A              N/A
    End of period                             $11.93           $11.39           $10.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,067            5,052            5,098             N/A              N/A

JNL/MCM International Index Division(485)

  Accumulation unit value:
    Beginning of period                       $15.14           $13.56           $11.52           $11.46             N/A
    End of period                             $18.73           $15.14           $13.56           $11.52             N/A
  Accumulation units outstanding
  at the end of period                         1,994            2,213            1,827             227              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.00             N/A              N/A              N/A
    End of period                             $13.92           $11.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,590           22,032             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(711)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.84           $10.53             N/A              N/A
    End of period                             $10.90           $10.58           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,375             145              126              N/A              N/A

JNL/MCM Oil & Gas Sector Division(499)

  Accumulation unit value:
    Beginning of period                       $23.39           $17.36           $13.66             N/A              N/A
    End of period                             $27.84           $23.39           $17.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          70               241              79               N/A              N/A

JNL/MCM S&P 10 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                       $17.73           $13.12           $11.29           $10.25             N/A
    End of period                             $18.26           $17.73           $13.12           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        15,613           16,657           17,018            3,085             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(448)

  Accumulation unit value:
    Beginning of period                       $14.15           $12.83           $11.24           $10.86             N/A
    End of period                             $15.29           $14.15           $12.83           $11.24             N/A
  Accumulation units outstanding
  at the end of period                         7,519            7,621            7,160            1,240             N/A

JNL/MCM S&P 500 Index Division(448)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.48            $9.67            $9.15             N/A
    End of period                             $12.22           $10.78           $10.48            $9.67             N/A
  Accumulation units outstanding
  at the end of period                        22,495           25,619           25,462            1,467             N/A

JNL/MCM Select Small-Cap Division
(NY)(439)

  Accumulation unit value:
    Beginning of period                       $18.67           $17.43           $15.76           $14.67             N/A
    End of period                             $20.37           $18.67           $17.43           $15.76             N/A
  Accumulation units outstanding
  at the end of period                           -              3,979            4,426            1,425             N/A

JNL/MCM Small Cap Index Division(485)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.14           $11.36           $11.53             N/A
    End of period                             $15.62           $13.50           $13.14           $11.36             N/A
  Accumulation units outstanding
  at the end of period                         2,432            2,615            3,019             225              N/A

JNL/MCM Technology Sector Division(499)

  Accumulation unit value:
    Beginning of period                        $5.76            $5.71            $6.20             N/A              N/A
    End of period                              $6.21            $5.76            $5.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,036            1,036            1,094             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(711)

  Accumulation unit value:
    Beginning of period                       $15.57           $11.37           $10.72             N/A              N/A
    End of period                             $15.10           $15.57           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,943             116              133              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                       $11.98           $10.43             N/A              N/A              N/A
    End of period                             $13.24           $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,786            4,808             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(433)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.30            $9.72            $9.03             N/A
    End of period                             $14.58           $12.66           $11.30            $9.72             N/A
  Accumulation units outstanding
  at the end of period                         7,231            8,478            8,412             643              N/A

JNL/Oppenheimer Growth Division(487)

  Accumulation unit value:
    Beginning of period                        $8.79            $8.18            $7.96             N/A              N/A
    End of period                              $9.08            $8.79            $8.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,537            9,542           10,310             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(433)

  Accumulation unit value:
    Beginning of period                       $13.98           $13.87           $13.48           $13.31             N/A
    End of period                             $14.25           $13.98           $13.87           $13.48             N/A
  Accumulation units outstanding
  at the end of period                        15,773           15,581           15,485            5,099             N/A

JNL/PPM America High Yield Bond
Division(433)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.37           $14.88             N/A
    End of period                               N/A              N/A            $15.88           $15.37             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,529             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(518)

  Accumulation unit value:
    Beginning of period                       $21.43           $20.00           $18.64             N/A              N/A
    End of period                             $24.01           $21.43           $20.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          317              319              321              N/A              N/A

JNL/Putnam Midcap Growth Division(503)

  Accumulation unit value:
    Beginning of period                        $8.33            $7.54            $6.75             N/A              N/A
    End of period                              $8.68            $8.33            $7.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          738              738             1,860             N/A              N/A

JNL/Putnam Value Equity Division(433)

  Accumulation unit value:
    Beginning of period                       $20.29           $19.64           $18.16           $17.07             N/A
    End of period                             $22.60           $20.29           $19.64           $18.16             N/A
  Accumulation units outstanding
  at the end of period                         2,216            2,218            2,220             398              N/A

JNL/S&P Core Index 100 Division(946)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(488)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08             N/A              N/A
    End of period                               N/A              N/A            $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(944)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(561)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.66             N/A              N/A
    End of period                               N/A              N/A            $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(439)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23            $9.48             N/A
    End of period                               N/A              N/A            $10.42           $10.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,103             N/A

JNL/S&P Managed Aggressive Growth
Division(486)

  Accumulation unit value:
    Beginning of period                       $13.46           $12.59           $11.35           $11.35             N/A
    End of period                             $15.32           $13.46           $12.59           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        44,769           46,462           47,686           17,618             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(730)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.31           $10.29             N/A              N/A
    End of period                             $11.20           $10.54           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          721              727              733              N/A              N/A

JNL/S&P Managed Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $13.57           $12.82           $11.68           $11.01             N/A
    End of period                             $15.26           $13.57           $12.82           $11.68             N/A
  Accumulation units outstanding
  at the end of period                        77,377           82,696           71,013            6,980             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(439)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.52           $11.60           $11.02             N/A
    End of period                             $14.51           $13.13           $12.52           $11.60             N/A
  Accumulation units outstanding
  at the end of period                        109,353          108,204          108,061           5,622             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(488)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.07             N/A              N/A
    End of period                               N/A              N/A            $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                       $23.66           $22.81           $20.88           $19.74             N/A
    End of period                             $26.49           $23.66           $22.81           $20.88             N/A
  Accumulation units outstanding
  at the end of period                         1,945            1,931            1,937             720              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(454)

  Accumulation unit value:
    Beginning of period                       $12.27           $12.12           $12.21           $12.22             N/A
    End of period                             $12.63           $12.27           $12.12           $12.21             N/A
  Accumulation units outstanding
  at the end of period                          205              759              105              105              N/A

JNL/Select Value Division(433)

  Accumulation unit value:
    Beginning of period                       $17.48           $16.41           $14.51           $13.36             N/A
    End of period                             $20.83           $17.48           $16.41           $14.51             N/A
  Accumulation units outstanding
  at the end of period                         5,836            1,934            1,873             504              N/A

JNL/T.Rowe Price Established Growth
Division(433)

  Accumulation unit value:
    Beginning of period                       $26.69           $25.54           $23.60           $22.25             N/A
    End of period                             $29.90           $26.69           $25.54           $23.60             N/A
  Accumulation units outstanding
  at the end of period                         4,044            4,869            3,890             467              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(445)

  Accumulation unit value:
    Beginning of period                       $37.27           $33.16           $28.51           $27.40             N/A
    End of period                             $39.21           $37.27           $33.16           $28.51             N/A
  Accumulation units outstanding
  at the end of period                         4,238            4,917            5,248            2,026             N/A

JNL/T.Rowe Price Value Division(433)

  Accumulation unit value:
    Beginning of period                       $13.76           $13.16           $11.59           $10.71             N/A
    End of period                             $16.27           $13.76           $13.16           $11.59             N/A
  Accumulation units outstanding
  at the end of period                         3,409           10,412           10,559            1,739             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.99           $12.63             N/A              N/A
    End of period                             $14.17           $13.02           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,920            7,993            7,851             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(433)

  Accumulation unit value:
    Beginning of period                       $18.65           $18.45           $17.52           $17.12             N/A
    End of period                             $19.24           $18.65           $18.45           $17.52             N/A
  Accumulation units outstanding
  at the end of period                         3,322            3,234            2,906             484              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                       $15.56           $15.43           $15.09           $14.88             N/A
    End of period                             $15.83           $15.56           $15.43           $15.09             N/A
  Accumulation units outstanding
  at the end of period                         4,262            4,189            4,146            2,244             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.55%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(776)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.95             N/A              N/A              N/A
    End of period                             $12.48           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          296              296              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(1034)

  Accumulation unit value:
    Beginning of period                       $13.79             N/A              N/A              N/A              N/A
    End of period                             $14.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          521              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(588)

  Accumulation unit value:
    Beginning of period                       $19.03           $17.21           $16.70             N/A              N/A
    End of period                             $19.67           $19.03           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          474              474              471              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                       $17.28           $16.98           $15.95             N/A              N/A
    End of period                             $19.12           $17.28           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          618              620              620              N/A              N/A

JNL/Eagle SmallCap Equity Division(549)

  Accumulation unit value:
    Beginning of period                       $19.52           $19.33           $17.76             N/A              N/A
    End of period                             $23.08           $19.52           $19.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          106              106              106              N/A              N/A

JNL/FMR Balanced Division(499)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.12            $9.62             N/A              N/A
    End of period                             $11.97           $10.97           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          265              265              846              N/A              N/A

JNL/FMR MidCap Equity Division(1034)

  Accumulation unit value:
    Beginning of period                       $23.46             N/A              N/A              N/A              N/A
    End of period                             $23.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          306              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1123)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          931              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(588)

  Accumulation unit value:
    Beginning of period                       $12.09           $10.36            $8.81             N/A              N/A
    End of period                             $15.72           $12.09           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,185             644              644              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(776)

  Accumulation unit value:
    Beginning of period                       $18.28           $16.91             N/A              N/A              N/A
    End of period                             $20.63           $18.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               54               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(549)

  Accumulation unit value:
    Beginning of period                       $14.93           $14.49           $13.36             N/A              N/A
    End of period                             $17.17           $14.93           $14.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,128            1,128            1,509             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $12.03             N/A              N/A              N/A              N/A
    End of period                             $12.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,267             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                       $15.31           $16.04           $13.39             N/A              N/A
    End of period                             $16.17           $15.31           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,662            4,663             N/A              N/A

JNL/MCM Bond Index Division(549)

  Accumulation unit value:
    Beginning of period                       $11.10           $11.07           $11.05             N/A              N/A
    End of period                             $11.33           $11.10           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,507            2,508            1,563             N/A              N/A

JNL/MCM Communications Sector
Division(1166)

  Accumulation unit value:
    Beginning of period                        $5.54             N/A              N/A              N/A              N/A
    End of period                              $6.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          527              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(560)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.83           $10.16             N/A              N/A
    End of period                             $11.62           $10.41           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,211            1,211            1,211             N/A              N/A

JNL/MCM Dow 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                       $13.03           $14.03           $13.91             N/A              N/A
    End of period                             $16.61           $13.03           $14.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,753            7,224            5,778             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(588)

  Accumulation unit value:
    Beginning of period                        $8.47            $8.25            $7.61             N/A              N/A
    End of period                              $9.75            $8.47            $8.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,935            3,935            3,915             N/A              N/A

JNL/MCM Financial Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.06           $10.94             N/A              N/A
    End of period                             $14.72           $12.60           $12.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,124            1,124            1,124             N/A              N/A

JNL/MCM Global 15 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                       $16.81           $15.50           $13.11             N/A              N/A
    End of period                             $23.16           $16.81           $15.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,162            3,634            2,170             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(588)

  Accumulation unit value:
    Beginning of period                       $15.11           $13.54           $11.69             N/A              N/A
    End of period                             $18.68           $15.11           $13.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          691              691              699              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $23.31           $17.30           $14.56             N/A              N/A
    End of period                             $27.72           $23.31           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          410               -                -               N/A              N/A

JNL/MCM S&P 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                       $17.70           $13.10           $11.31             N/A              N/A
    End of period                             $18.22           $17.70           $13.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,644            2,923            2,083             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(541)

  Accumulation unit value:
    Beginning of period                       $14.12           $12.81           $11.28             N/A              N/A
    End of period                             $15.26           $14.12           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          563              558              559              N/A              N/A

JNL/MCM S&P 500 Index Division(454)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.47            $9.66            $9.20             N/A
    End of period                             $12.19           $10.76           $10.47            $9.66             N/A
  Accumulation units outstanding
  at the end of period                         2,250            1,992            1,992            1,687             N/A

JNL/MCM Select Small-Cap Division
(NY)(505)

  Accumulation unit value:
    Beginning of period                       $18.64           $17.41           $15.40             N/A              N/A
    End of period                             $20.33           $18.64           $17.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,702            1,702             N/A              N/A

JNL/MCM Small Cap Index Division(541)

  Accumulation unit value:
    Beginning of period                       $13.47           $13.13           $11.36             N/A              N/A
    End of period                             $15.58           $13.47           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          49               47               50               N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(824)

  Accumulation unit value:
    Beginning of period                       $15.56           $11.96             N/A              N/A              N/A
    End of period                             $15.09           $15.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               656              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(549)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.27           $10.19             N/A              N/A
    End of period                             $14.54           $12.63           $11.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,347            1,131            1,132             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(535)

  Accumulation unit value:
    Beginning of period                       $13.93           $13.83           $13.72             N/A              N/A
    End of period                             $14.19           $13.93           $13.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,155            1,155            1,407             N/A              N/A

JNL/PPM America High Yield Bond
Division(588)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.07             N/A              N/A
    End of period                               N/A              N/A            $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(578)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07             N/A              N/A
    End of period                               N/A              N/A            $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(572)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.61             N/A              N/A
    End of period                               N/A              N/A            $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(429)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20            $9.53             N/A
    End of period                               N/A              N/A            $10.38           $10.20             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               327              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.55           $11.54             N/A              N/A
    End of period                             $15.26           $13.41           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,256            5,604            1,385             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.31            $9.94             N/A              N/A
    End of period                             $11.18           $10.53           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               779              N/A              N/A

JNL/S&P Managed Growth Division(482)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.78           $11.65           $11.53             N/A
    End of period                             $15.20           $13.52           $12.78           $11.65             N/A
  Accumulation units outstanding
  at the end of period                         8,234            9,340           10,567             226              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(429)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.48           $11.57           $11.03             N/A
    End of period                             $14.44           $13.08           $12.48           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        20,733           22,686           23,641             282              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(472)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.92           $10.40             N/A
    End of period                               N/A              N/A            $11.18           $10.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(498)

  Accumulation unit value:
    Beginning of period                       $23.53           $22.70           $21.15             N/A              N/A
    End of period                             $26.34           $23.53           $22.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,814            1,697            2,325             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(588)

  Accumulation unit value:
    Beginning of period                       $26.53           $25.74           $24.75             N/A              N/A
    End of period                             $27.32           $26.53           $25.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          244              244              244              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(493)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.39           $14.64             N/A              N/A
    End of period                             $20.78           $17.45           $16.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,188             800             1,282             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(450)

  Accumulation unit value:
    Beginning of period                       $26.55           $25.42           $23.49           $22.17             N/A
    End of period                             $29.73           $26.55           $25.42           $23.49             N/A
  Accumulation units outstanding
  at the end of period                          694              695             1,047             162              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $37.07           $33.00           $28.79             N/A              N/A
    End of period                             $38.98           $37.07           $33.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,030            1,032            1,038             N/A              N/A

JNL/T.Rowe Price Value Division(435)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.13           $11.57           $10.65             N/A
    End of period                             $16.21           $13.72           $13.13           $11.57             N/A
  Accumulation units outstanding
  at the end of period                         1,649            3,431            8,829             721              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.95           $12.59             N/A              N/A
    End of period                             $14.11           $12.97           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,547            2,547            1,730             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(535)

  Accumulation unit value:
    Beginning of period                       $18.55           $18.36           $17.69             N/A              N/A
    End of period                             $19.13           $18.55           $18.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,008            2,009            1,443             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(535)

  Accumulation unit value:
    Beginning of period                       $15.48           $15.36           $15.38             N/A              N/A
    End of period                             $15.74           $15.48           $15.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,315            3,312            2,159             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.11           $10.27            $9.93             N/A
    End of period                             $12.45           $11.73           $11.11           $10.27             N/A
  Accumulation units outstanding
  at the end of period                        31,855           13,688            5,460            1,013             N/A

JNL/AIM Premier Equity II Division(544)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.37             N/A              N/A
    End of period                               N/A              N/A             $9.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(884)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.60             N/A              N/A              N/A
    End of period                             $15.54           $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,392            9,733             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(492)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.85           $11.63             N/A              N/A
    End of period                             $14.25           $12.65           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,238            6,412            3,050             N/A              N/A

JNL/Alger Growth Division(488)

  Accumulation unit value:
    Beginning of period                       $18.94           $17.13           $16.82             N/A              N/A
    End of period                             $19.56           $18.94           $17.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,006            4,356            4,354             N/A              N/A

JNL/Alliance Capital Growth Division(492)

  Accumulation unit value:
    Beginning of period                         N/A             $9.80            $9.57             N/A              N/A
    End of period                               N/A             $8.90            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,128             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(494)

  Accumulation unit value:
    Beginning of period                       $17.20           $16.91           $16.32             N/A              N/A
    End of period                             $19.02           $17.20           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,084            4,969            4,675             N/A              N/A

JNL/Eagle SmallCap Equity Division(496)

  Accumulation unit value:
    Beginning of period                       $19.42           $19.25           $17.38             N/A              N/A
    End of period                             $22.96           $19.42           $19.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,186            5,389            3,028             N/A              N/A

JNL/FMR Balanced Division(475)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.10            $9.38            $9.18             N/A
    End of period                             $11.93           $10.94           $10.10            $9.38             N/A
  Accumulation units outstanding
  at the end of period                        25,372            8,344            4,123            1,089             N/A

JNL/FMR MidCap Equity Division(593)

  Accumulation unit value:
    Beginning of period                       $21.53           $20.61           $18.02             N/A              N/A
    End of period                             $23.74           $21.53           $20.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          762             1,113            1,001             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1099)

  Accumulation unit value:
    Beginning of period                        $9.86             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,108             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(891)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.85             N/A              N/A              N/A
    End of period                             $12.64           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,472            2,435             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(909)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.26             N/A              N/A              N/A
    End of period                             $12.84           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,226             895              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1104)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,296             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(569)

  Accumulation unit value:
    Beginning of period                       $14.41           $13.22           $11.48             N/A              N/A
    End of period                             $17.38           $14.41           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,747            4,049             642              N/A              N/A

JNL/JPMorgan International Value
Division(577)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.32            $8.52             N/A              N/A
    End of period                             $15.65           $12.05           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,533            7,850            3,208             N/A              N/A

JNL/Lazard Emerging Markets Division(1084)

  Accumulation unit value:
    Beginning of period                        $8.77             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,171             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(431)

  Accumulation unit value:
    Beginning of period                       $18.21           $17.01           $13.86           $13.16             N/A
    End of period                             $20.54           $18.21           $17.01           $13.86             N/A
  Accumulation units outstanding
  at the end of period                        19,713           14,271            8,371             957              N/A

JNL/Lazard Small Cap Value Division(431)

  Accumulation unit value:
    Beginning of period                       $14.87           $14.44           $12.71           $11.80             N/A
    End of period                             $17.09           $14.87           $14.44           $12.71             N/A
  Accumulation units outstanding
  at the end of period                        14,867           10,038            8,057              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.99             N/A              N/A              N/A              N/A
    End of period                             $12.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        124,288            N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                       $15.28           $16.02           $13.35           $11.45             N/A
    End of period                             $16.14           $15.28           $16.02           $13.35             N/A
  Accumulation units outstanding
  at the end of period                           -             66,870           46,267            7,806             N/A

JNL/MCM Bond Index Division(449)

  Accumulation unit value:
    Beginning of period                       $11.07           $11.05           $10.83           $10.68             N/A
    End of period                             $11.30           $11.07           $11.05           $10.83             N/A
  Accumulation units outstanding
  at the end of period                        78,957           49,750           20,934            5,062             N/A

JNL/MCM Communications Sector
Division(599)

  Accumulation unit value:
    Beginning of period                        $4.49            $4.52            $4.01             N/A              N/A
    End of period                              $6.01            $4.49            $4.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,805            6,799            3,544             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(598)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.80            $9.92             N/A              N/A
    End of period                             $11.58           $10.37           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,496            4,679             998              N/A              N/A

JNL/MCM Dow 10 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                       $13.00           $14.01           $13.82           $12.07             N/A
    End of period                             $16.57           $13.00           $14.01           $13.82             N/A
  Accumulation units outstanding
  at the end of period                        79,243           57,260           43,388            8,201             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,011             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(429)

  Accumulation unit value:
    Beginning of period                        $8.44            $8.23            $7.52            $6.95             N/A
    End of period                              $9.71            $8.44            $8.23            $7.52             N/A
  Accumulation units outstanding
  at the end of period                        11,816           12,000           10,889            4,565             N/A

JNL/MCM Financial Sector Division(599)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.03           $10.86             N/A              N/A
    End of period                             $14.67           $12.56           $12.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,403            2,734            1,514             N/A              N/A

JNL/MCM Global 15 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                       $16.78           $15.48           $12.37           $11.76             N/A
    End of period                             $23.11           $16.78           $15.48           $12.37             N/A
  Accumulation units outstanding
  at the end of period                        103,497          77,451           39,454            5,684             N/A

JNL/MCM Healthcare Sector Division(526)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.69           $10.94             N/A              N/A
    End of period                             $11.84           $11.32           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,278           17,050            9,780             N/A              N/A

JNL/MCM International Index Division(423)

  Accumulation unit value:
    Beginning of period                       $15.08           $13.52           $11.50           $10.18             N/A
    End of period                             $18.63           $15.08           $13.52           $11.50             N/A
  Accumulation units outstanding
  at the end of period                        80,317           45,075           25,241            2,184             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.90            $9.73             N/A              N/A
    End of period                             $13.89           $11.88           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,614,078         556,932          44,342             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1093)

  Accumulation unit value:
    Beginning of period                        $9.17             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,981             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(728)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.84           $10.63             N/A              N/A
    End of period                             $10.87           $10.57           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,678           21,112            3,432             N/A              N/A

JNL/MCM Oil & Gas Sector Division(593)

  Accumulation unit value:
    Beginning of period                       $23.23           $17.26           $14.02             N/A              N/A
    End of period                             $27.61           $23.23           $17.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,887           11,590            1,808             N/A              N/A

JNL/MCM S&P 10 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                       $17.67           $13.09           $11.28           $10.21             N/A
    End of period                             $18.18           $17.67           $13.09           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        86,543           57,942           39,301            8,627             N/A

JNL/MCM S&P 24 Division (NY)(1190)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          994              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(423)

  Accumulation unit value:
    Beginning of period                       $14.09           $12.79           $11.22           $10.23             N/A
    End of period                             $15.21           $14.09           $12.79           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        141,962          113,625          84,422            3,582             N/A

JNL/MCM S&P 500 Index Division(423)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.45            $9.65            $8.86             N/A
    End of period                             $12.16           $10.73           $10.45            $9.65             N/A
  Accumulation units outstanding
  at the end of period                        224,027          154,644          132,419          12,253             N/A

JNL/MCM Select Small-Cap Division
(NY)(449)

  Accumulation unit value:
    Beginning of period                       $18.61           $17.39           $15.74           $15.63             N/A
    End of period                             $20.29           $18.61           $17.39           $15.74             N/A
  Accumulation units outstanding
  at the end of period                           -             32,287           20,660            4,118             N/A

JNL/MCM Small Cap Index Division(423)

  Accumulation unit value:
    Beginning of period                       $13.44           $13.11           $11.34           $10.28             N/A
    End of period                             $15.54           $13.44           $13.11           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        126,439          99,318           71,452            2,580             N/A

JNL/MCM Technology Sector Division(599)

  Accumulation unit value:
    Beginning of period                        $5.72            $5.68            $5.52             N/A              N/A
    End of period                              $6.16            $5.72            $5.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,844           16,199            8,839             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(691)

  Accumulation unit value:
    Beginning of period                       $15.55           $11.37            $9.76             N/A              N/A
    End of period                             $15.07           $15.55           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        214,573          95,734            9,592             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(708)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.07           $10.59             N/A              N/A
    End of period                             $13.21           $11.96           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        146,461          78,484            3,460             N/A              N/A

JNL/Oppenheimer Global Growth
Division(475)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.25            $9.70            $9.24             N/A
    End of period                             $14.50           $12.60           $11.25            $9.70             N/A
  Accumulation units outstanding
  at the end of period                        52,322           20,973           11,069            1,082             N/A

JNL/Oppenheimer Growth Division(587)

  Accumulation unit value:
    Beginning of period                        $8.75            $8.15            $8.04             N/A              N/A
    End of period                              $9.03            $8.75            $8.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,926            6,621            6,894             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(429)

  Accumulation unit value:
    Beginning of period                       $13.87           $13.78           $13.40           $13.27             N/A
    End of period                             $14.13           $13.87           $13.78           $13.40             N/A
  Accumulation units outstanding
  at the end of period                        94,242           24,262           14,344             640              N/A

JNL/PPM America High Yield Bond
Division(429)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.24           $14.66             N/A
    End of period                               N/A              N/A            $15.73           $15.24             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               853              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(586)

  Accumulation unit value:
    Beginning of period                       $21.21           $19.81           $17.84             N/A              N/A
    End of period                             $23.74           $21.21           $19.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,933             49               50               N/A              N/A

JNL/Putnam Midcap Growth Division(720)

  Accumulation unit value:
    Beginning of period                        $8.30            $7.51            $7.23             N/A              N/A
    End of period                              $8.64            $8.30            $7.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,295            2,295             39               N/A              N/A

JNL/Putnam Value Equity Division(610)

  Accumulation unit value:
    Beginning of period                       $20.08           $19.45           $18.17             N/A              N/A
    End of period                             $22.34           $20.08           $19.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,034             485              261              N/A              N/A

JNL/S&P Core Index 100 Division(523)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.47             N/A              N/A
    End of period                               N/A              N/A            $10.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(605)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23             N/A              N/A
    End of period                               N/A              N/A            $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(523)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.37             N/A              N/A
    End of period                               N/A              N/A            $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(541)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.32             N/A              N/A
    End of period                               N/A              N/A            $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $9.61             N/A
    End of period                               N/A              N/A            $10.35           $10.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             42,695             N/A

JNL/S&P Managed Aggressive Growth
Division(429)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.51           $11.29           $10.61             N/A
    End of period                             $15.19           $13.36           $12.51           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        160,554          171,501          187,985            471              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(828)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.17             N/A              N/A              N/A
    End of period                             $11.17           $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,124          28,461             N/A              N/A              N/A

JNL/S&P Managed Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $13.47           $12.74           $11.62           $11.07             N/A
    End of period                             $15.13           $13.47           $12.74           $11.62             N/A
  Accumulation units outstanding
  at the end of period                        467,521          363,761          264,176          30,570             N/A

JNL/S&P Managed Moderate Division(705)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.50           $10.28             N/A              N/A
    End of period                             $11.79           $10.85           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        287,099          86,153            5,943             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(465)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.44           $11.53           $11.20             N/A
    End of period                             $14.38           $13.03           $12.44           $11.53             N/A
  Accumulation units outstanding
  at the end of period                        452,496          301,759          222,898          13,483             N/A

JNL/S&P Retirement 2015 Division(1051)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,549             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1084)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          308              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division(1084)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $11.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          753              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1213)

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A              N/A
    End of period                             $10.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          160              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(488)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.01             N/A              N/A
    End of period                               N/A              N/A            $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                       $23.41           $22.59           $20.70           $19.57             N/A
    End of period                             $26.18           $23.41           $22.59           $20.70             N/A
  Accumulation units outstanding
  at the end of period                        29,708            8,785            5,890              -               N/A

JNL/Select Global Growth Division(614)

  Accumulation unit value:
    Beginning of period                       $22.83           $22.77           $20.72             N/A              N/A
    End of period                             $25.46           $22.83           $22.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,415             564              609              N/A              N/A

JNL/Select Large Cap Growth Division(475)

  Accumulation unit value:
    Beginning of period                       $26.39           $25.62           $23.31           $22.26             N/A
    End of period                             $27.17           $26.39           $25.62           $23.31             N/A
  Accumulation units outstanding
  at the end of period                         4,246            2,466            1,777             449              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(603)

  Accumulation unit value:
    Beginning of period                       $12.13           $12.00           $12.03             N/A              N/A
    End of period                             $12.48           $12.13           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,535            3,820           41,458             N/A              N/A

JNL/Select Value Division(473)

  Accumulation unit value:
    Beginning of period                       $17.43           $16.37           $14.49           $13.90             N/A
    End of period                             $20.74           $17.43           $16.37           $14.49             N/A
  Accumulation units outstanding
  at the end of period                        21,264            7,822            5,931             830              N/A

JNL/T.Rowe Price Established Growth
Division(473)

  Accumulation unit value:
    Beginning of period                       $26.41           $25.30           $23.39           $22.54             N/A
    End of period                             $29.55           $26.41           $25.30           $23.39             N/A
  Accumulation units outstanding
  at the end of period                        67,390           29,584           11,758             213              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $36.87           $32.84           $28.27           $26.74             N/A
    End of period                             $38.75           $36.87           $32.84           $28.27             N/A
  Accumulation units outstanding
  at the end of period                        46,409           22,283            9,518              -               N/A

JNL/T.Rowe Price Value Division(475)

  Accumulation unit value:
    Beginning of period                       $13.68           $13.10           $11.55           $11.02             N/A
    End of period                             $16.16           $13.68           $13.10           $11.55             N/A
  Accumulation units outstanding
  at the end of period                        144,615          58,758           27,894            1,814             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.91           $12.55             N/A              N/A
    End of period                             $14.05           $12.92           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,702           17,877           11,190             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(429)

  Accumulation unit value:
    Beginning of period                       $18.46           $18.27           $17.37           $16.99             N/A
    End of period                             $19.01           $18.46           $18.27           $17.37             N/A
  Accumulation units outstanding
  at the end of period                        20,665            6,746            5,845             294              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(548)

  Accumulation unit value:
    Beginning of period                       $15.40           $15.29           $15.25             N/A              N/A
    End of period                             $15.65           $15.40           $15.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,551            3,315            1,120             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.645%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(565)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.10           $10.69             N/A              N/A
    End of period                             $12.42           $11.71           $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          421              464              234              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(544)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.84           $11.17             N/A              N/A
    End of period                             $14.26           $12.65           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,169             23               23               N/A              N/A

JNL/Alger Growth Division(494)

  Accumulation unit value:
    Beginning of period                       $18.85           $17.06           $17.02             N/A              N/A
    End of period                             $19.47           $18.85           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          72               72               73               N/A              N/A

JNL/Alliance Capital Growth Division(531)

  Accumulation unit value:
    Beginning of period                         N/A             $9.77            $9.45             N/A              N/A
    End of period                               N/A             $8.87            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               202              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(494)

  Accumulation unit value:
    Beginning of period                       $19.34           $19.18           $17.08             N/A              N/A
    End of period                             $22.85           $19.34           $19.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          280              304              236              N/A              N/A

JNL/FMR Balanced Division(1034)

  Accumulation unit value:
    Beginning of period                       $11.21             N/A              N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,399             N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(565)

  Accumulation unit value:
    Beginning of period                       $21.43           $20.52           $18.76             N/A              N/A
    End of period                             $23.62           $21.43           $20.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          909              257              131              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(494)

  Accumulation unit value:
    Beginning of period                       $12.00           $10.29            $8.81             N/A              N/A
    End of period                             $15.59           $12.00           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,710             558              436              N/A              N/A

JNL/Lazard Emerging Markets Division(1091)

  Accumulation unit value:
    Beginning of period                        $8.06             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          162              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(531)

  Accumulation unit value:
    Beginning of period                       $18.15           $16.96           $14.87             N/A              N/A
    End of period                             $20.45           $18.15           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          586              613              538              N/A              N/A

JNL/Lazard Small Cap Value Division(515)

  Accumulation unit value:
    Beginning of period                       $14.82           $14.39           $13.44             N/A              N/A
    End of period                             $17.02           $14.82           $14.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          629              619              483              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A              N/A
    End of period                             $12.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          767              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                       $15.26           $16.00           $13.34           $11.61             N/A
    End of period                             $16.11           $15.26           $16.00           $13.34             N/A
  Accumulation units outstanding
  at the end of period                           -               527              484              447              N/A

JNL/MCM Bond Index Division(561)

  Accumulation unit value:
    Beginning of period                       $11.05           $11.03           $10.80             N/A              N/A
    End of period                             $11.27           $11.05           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          775              572              432              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                       $12.98           $14.00           $13.81           $12.17             N/A
    End of period                             $16.54           $12.98           $14.00           $13.81             N/A
  Accumulation units outstanding
  at the end of period                          425              426              467              427              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                       $16.75           $15.47           $12.36           $11.88             N/A
    End of period                             $23.06           $16.75           $15.47           $12.36             N/A
  Accumulation units outstanding
  at the end of period                          436              436              437              437              N/A

JNL/MCM Healthcare Sector Division(577)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.65           $10.70             N/A              N/A
    End of period                             $11.76           $11.25           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               34               N/A              N/A

JNL/MCM International Index Division(457)

  Accumulation unit value:
    Beginning of period                       $15.05           $13.50           $11.49           $10.45             N/A
    End of period                             $18.59           $15.05           $13.50           $11.49             N/A
  Accumulation units outstanding
  at the end of period                         3,194            3,069            2,968            2,424             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1034)

  Accumulation unit value:
    Beginning of period                       $24.13             N/A              N/A              N/A              N/A
    End of period                             $27.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,299             N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                       $17.64           $13.07           $11.27           $10.52             N/A
    End of period                             $18.15           $17.64           $13.07           $11.27             N/A
  Accumulation units outstanding
  at the end of period                          492              493              493              494              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(426)

  Accumulation unit value:
    Beginning of period                       $14.07           $12.77           $11.21           $10.41             N/A
    End of period                             $15.18           $14.07           $12.77           $11.21             N/A
  Accumulation units outstanding
  at the end of period                         5,313            5,352            5,397            5,103             N/A

JNL/MCM S&P 500 Index Division(426)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.44            $9.64            $8.97             N/A
    End of period                             $12.13           $10.72           $10.44            $9.64             N/A
  Accumulation units outstanding
  at the end of period                        11,502           11,242           11,086            8,884             N/A

JNL/MCM Select Small-Cap Division
(NY)(441)

  Accumulation unit value:
    Beginning of period                       $18.58           $17.37           $15.73           $14.81             N/A
    End of period                             $20.26           $18.58           $17.37           $15.73             N/A
  Accumulation units outstanding
  at the end of period                           -               350              350              351              N/A

JNL/MCM Small Cap Index Division(426)

  Accumulation unit value:
    Beginning of period                       $13.42           $13.09           $11.33           $10.55             N/A
    End of period                             $15.51           $13.42           $13.09           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         5,312            5,351            5,394            5,104             N/A

JNL/MCM Technology Sector Division(577)

  Accumulation unit value:
    Beginning of period                        $5.71            $5.67            $5.31             N/A              N/A
    End of period                              $6.14            $5.71            $5.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               102              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(515)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.24           $10.19             N/A              N/A
    End of period                             $14.46           $12.57           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,518            1,429            1,316             N/A              N/A

JNL/Oppenheimer Growth Division(515)

  Accumulation unit value:
    Beginning of period                        $8.73            $8.13            $8.21             N/A              N/A
    End of period                              $9.01            $8.73            $8.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          399              195              55               N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(494)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.74           $13.52             N/A              N/A
    End of period                             $14.07           $13.82           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          946             6,114            5,796             N/A              N/A

JNL/PPM America High Yield Bond
Division(462)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.18           $14.87             N/A
    End of period                               N/A              N/A            $15.67           $15.18             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               108              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(515)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.55             N/A              N/A
    End of period                               N/A              N/A            $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.47           $11.47             N/A              N/A
    End of period                             $15.13           $13.31           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          30               23               88               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(1091)

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A              N/A
    End of period                             $11.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,779             N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.70           $11.59           $10.93             N/A
    End of period                             $15.07           $13.42           $12.70           $11.59             N/A
  Accumulation units outstanding
  at the end of period                         8,746            7,671            7,678            2,498             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(435)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.40           $11.50           $10.98             N/A
    End of period                             $14.32           $12.98           $12.40           $11.50             N/A
  Accumulation units outstanding
  at the end of period                        21,195           21,198            4,715            2,096             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(544)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.94             N/A              N/A
    End of period                               N/A              N/A            $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                       $23.30           $22.49           $20.62           $19.85             N/A
    End of period                             $26.05           $23.30           $22.49           $20.62             N/A
  Accumulation units outstanding
  at the end of period                         1,701            1,722             797              162              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(1091)

  Accumulation unit value:
    Beginning of period                       $24.45             N/A              N/A              N/A              N/A
    End of period                             $27.02             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          52               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(631)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.95           $11.97             N/A              N/A
    End of period                             $12.41           $12.07           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,458              -              2,076             N/A              N/A

JNL/Select Value Division(490)

  Accumulation unit value:
    Beginning of period                       $17.40           $16.35           $14.63             N/A              N/A
    End of period                             $20.70           $17.40           $16.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,909            1,086             930              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(490)

  Accumulation unit value:
    Beginning of period                       $26.29           $25.19           $23.67             N/A              N/A
    End of period                             $29.40           $26.29           $25.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          256              256              179              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $36.70           $32.70           $28.16           $27.40             N/A
    End of period                             $38.55           $36.70           $32.70           $28.16             N/A
  Accumulation units outstanding
  at the end of period                          519              516              193              59               N/A

JNL/T.Rowe Price Value Division(462)

  Accumulation unit value:
    Beginning of period                       $13.65           $13.07           $11.53           $10.77             N/A
    End of period                             $16.11           $13.65           $13.07           $11.53             N/A
  Accumulation units outstanding
  at the end of period                         1,311            1,451             456              149              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.87           $12.51             N/A              N/A
    End of period                             $13.99           $12.87           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,085            1,222             313              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(494)

  Accumulation unit value:
    Beginning of period                       $18.36           $18.19           $17.53             N/A              N/A
    End of period                             $18.91           $18.36           $18.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          125              222              153              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(565)

  Accumulation unit value:
    Beginning of period                       $15.33           $15.22           $14.79             N/A              N/A
    End of period                             $15.57           $15.33           $15.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          417              406              200              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(447)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.10           $10.26           $10.09             N/A
    End of period                             $12.42           $11.71           $11.10           $10.26             N/A
  Accumulation units outstanding
  at the end of period                         8,130            3,350            3,048              -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.51             N/A              N/A              N/A
    End of period                             $15.53           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,065             899              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(235)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.84           $11.26            $8.27            $8.85
    End of period                             $14.22           $12.63           $11.84           $11.26            $8.27
  Accumulation units outstanding
  at the end of period                          45               43               45                -                -

JNL/Alger Growth Division(447)

  Accumulation unit value:
    Beginning of period                       $18.84           $17.05           $16.51           $15.84             N/A
    End of period                             $19.45           $18.84           $17.05           $16.51             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Alliance Capital Growth Division(639)

  Accumulation unit value:
    Beginning of period                         N/A             $9.76            $8.36             N/A              N/A
    End of period                               N/A             $8.87            $9.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,886             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(447)

  Accumulation unit value:
    Beginning of period                       $17.12           $16.84           $16.10           $15.25             N/A
    End of period                             $18.92           $17.12           $16.84           $16.10             N/A
  Accumulation units outstanding
  at the end of period                          741              601              761               -               N/A

JNL/Eagle SmallCap Equity Division(777)

  Accumulation unit value:
    Beginning of period                       $19.33           $18.99             N/A              N/A              N/A
    End of period                             $22.84           $19.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          62               62               N/A              N/A              N/A

JNL/FMR Balanced Division(235)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.08            $9.36            $8.37            $8.52
    End of period                             $11.89           $10.91           $10.08            $9.36            $8.37
  Accumulation units outstanding
  at the end of period                         3,705            2,608            1,194              -                -

JNL/FMR MidCap Equity Division(986)

  Accumulation unit value:
    Beginning of period                       $22.08             N/A              N/A              N/A              N/A
    End of period                             $23.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          181              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1079)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,474             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(937)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.27             N/A              N/A              N/A
    End of period                             $12.63           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,005              -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(835)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.32             N/A              N/A              N/A
    End of period                             $12.83           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          693              367              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1090)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          399              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(898)

  Accumulation unit value:
    Beginning of period                       $14.33           $13.34             N/A              N/A              N/A
    End of period                             $17.28           $14.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,617             928              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(800)

  Accumulation unit value:
    Beginning of period                       $12.00           $10.13             N/A              N/A              N/A
    End of period                             $15.58           $12.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,583            3,460             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1069)

  Accumulation unit value:
    Beginning of period                        $9.76             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,713             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(235)

  Accumulation unit value:
    Beginning of period                       $18.14           $16.95           $13.82           $10.90           $11.44
    End of period                             $20.44           $18.14           $16.95           $13.82           $10.90
  Accumulation units outstanding
  at the end of period                         2,827            2,128             679               -                -

JNL/Lazard Small Cap Value Division(722)

  Accumulation unit value:
    Beginning of period                       $14.81           $14.39           $13.90             N/A              N/A
    End of period                             $17.01           $14.81           $14.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,417            3,155             847              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A              N/A
    End of period                             $12.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,926             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                       $15.26           $16.00           $13.34           $10.25           $10.43
    End of period                             $16.11           $15.26           $16.00           $13.34           $10.25
  Accumulation units outstanding
  at the end of period                           -              8,805            3,132              -                -

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                       $11.05           $11.03           $10.99             N/A              N/A
    End of period                             $11.27           $11.05           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,160           50,560            5,167             N/A              N/A

JNL/MCM Communications Sector
Division(475)

  Accumulation unit value:
    Beginning of period                        $4.47            $4.50            $3.89            $3.64             N/A
    End of period                              $5.99            $4.47            $4.50            $3.89             N/A
  Accumulation units outstanding
  at the end of period                        13,774              -                -                -               N/A

JNL/MCM Consumer Brands Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.77            $9.95            $9.77             N/A
    End of period                             $11.54           $10.34           $10.77            $9.95             N/A
  Accumulation units outstanding
  at the end of period                         1,879            1,014            1,014              -               N/A

JNL/MCM Dow 10 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                       $12.98           $13.99           $13.81           $11.14           $10.71
    End of period                             $16.53           $12.98           $13.99           $13.81           $11.14
  Accumulation units outstanding
  at the end of period                        25,300            9,901            1,476              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1007)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,500             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(456)

  Accumulation unit value:
    Beginning of period                        $8.42            $8.21            $7.50            $7.01             N/A
    End of period                              $9.67            $8.42            $8.21            $7.50             N/A
  Accumulation units outstanding
  at the end of period                         2,362            2,884              -                -               N/A

JNL/MCM Financial Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.99           $10.74           $10.50             N/A
    End of period                             $14.34           $12.28           $11.99           $10.74             N/A
  Accumulation units outstanding
  at the end of period                         1,422             229               -                -               N/A

JNL/MCM Global 15 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                       $16.75           $15.46           $12.36            $9.67           $10.24
    End of period                             $23.06           $16.75           $15.46           $12.36            $9.67
  Accumulation units outstanding
  at the end of period                        18,422            8,694            2,156              -                -

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.66           $10.47           $10.25             N/A
    End of period                             $11.80           $11.28           $10.66           $10.47             N/A
  Accumulation units outstanding
  at the end of period                         4,411            3,100            1,305              -               N/A

JNL/MCM International Index Division(456)

  Accumulation unit value:
    Beginning of period                       $15.05           $13.50           $11.49           $10.42             N/A
    End of period                             $18.59           $15.05           $13.50           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        105,790          89,221           12,197              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(779)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.18             N/A              N/A              N/A
    End of period                             $13.87           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        223,696          41,703             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division(1089)

  Accumulation unit value:
    Beginning of period                        $9.01             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(800)

  Accumulation unit value:
    Beginning of period                       $10.56            $9.91             N/A              N/A              N/A
    End of period                             $10.86           $10.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          489              489              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $23.15           $17.21           $13.12           $12.45             N/A
    End of period                             $27.51           $23.15           $17.21           $13.12             N/A
  Accumulation units outstanding
  at the end of period                        13,462            7,628            3,579              -               N/A

JNL/MCM S&P 10 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                       $17.64           $13.07           $11.27            $9.62           $10.66
    End of period                             $18.14           $17.64           $13.07           $11.27            $9.62
  Accumulation units outstanding
  at the end of period                        14,141           19,515            2,677              -                -

JNL/MCM S&P 24 Division (NY)(1103)

  Accumulation unit value:
    Beginning of period                        $9.65             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(202)

  Accumulation unit value:
    Beginning of period                       $14.07           $12.77           $11.21            $8.47            $7.51
    End of period                             $15.18           $14.07           $12.77           $11.21            $8.47
  Accumulation units outstanding
  at the end of period                        112,000          97,780           12,653              -                -

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.43            $9.64            $7.67            $6.86
    End of period                             $12.13           $10.71           $10.43            $9.64            $7.67
  Accumulation units outstanding
  at the end of period                        158,444          128,104          18,645              -                -

JNL/MCM Select Small-Cap Division
(NY)(156)

  Accumulation unit value:
    Beginning of period                       $18.57           $17.37           $15.73           $10.81           $10.37
    End of period                             $20.25           $18.57           $17.37           $15.73           $10.81
  Accumulation units outstanding
  at the end of period                           -              6,513            1,264              -                -

JNL/MCM Small Cap Index Division(202)

  Accumulation unit value:
    Beginning of period                       $13.42           $13.09           $11.33            $7.90            $7.02
    End of period                             $15.50           $13.42           $13.09           $11.33            $7.90
  Accumulation units outstanding
  at the end of period                        111,126          99,886           12,511              -                -

JNL/MCM Technology Sector Division(475)

  Accumulation unit value:
    Beginning of period                        $5.71            $5.66            $5.69            $5.65             N/A
    End of period                              $6.14            $5.71            $5.66            $5.69             N/A
  Accumulation units outstanding
  at the end of period                        14,513            7,430            2,636              -               N/A

JNL/MCM Value Line 25 Division
(NY)(738)

  Accumulation unit value:
    Beginning of period                       $15.54           $11.24             N/A              N/A              N/A
    End of period                             $15.05           $15.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,323           34,220             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(753)

  Accumulation unit value:
    Beginning of period                       $11.96           $10.60             N/A              N/A              N/A
    End of period                             $13.19           $11.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,505           15,839             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(245)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.23            $9.69            $7.00            $7.06
    End of period                             $14.46           $12.57           $11.23            $9.69            $7.00
  Accumulation units outstanding
  at the end of period                        13,368            4,698            2,833              -                -

JNL/Oppenheimer Growth Division(828)

  Accumulation unit value:
    Beginning of period                        $8.73            $7.63             N/A              N/A              N/A
    End of period                              $9.01            $8.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(212)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.73           $13.36           $12.97           $12.49
    End of period                             $14.07           $13.82           $13.73           $13.36           $12.97
  Accumulation units outstanding
  at the end of period                        10,713            5,466            4,145              -                -

JNL/PPM America High Yield Bond
Division(447)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.17           $14.76             N/A
    End of period                               N/A              N/A            $15.66           $15.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(986)

  Accumulation unit value:
    Beginning of period                       $21.82             N/A              N/A              N/A              N/A
    End of period                             $23.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          180              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(722)

  Accumulation unit value:
    Beginning of period                        $8.26            $7.49            $7.30             N/A              N/A
    End of period                              $8.59            $8.26            $7.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,766            1,486            1,613             N/A              N/A

JNL/Putnam Value Equity Division(447)

  Accumulation unit value:
    Beginning of period                       $19.97           $19.35           $17.93           $16.87             N/A
    End of period                             $22.21           $19.97           $19.35           $17.93             N/A
  Accumulation units outstanding
  at the end of period                         1,733             826              619               -               N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(646)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.12             N/A              N/A
    End of period                               N/A              N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(600)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.30             N/A              N/A
    End of period                               N/A              N/A            $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(622)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.58             N/A              N/A
    End of period                               N/A              N/A            $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(456)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.14            $9.54             N/A
    End of period                               N/A              N/A            $10.31           $10.14             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Managed Aggressive Growth
Division(660)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.47           $11.34             N/A              N/A
    End of period                             $15.12           $13.30           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,323            9,371            9,059             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.27             N/A              N/A              N/A
    End of period                             $11.16           $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,621            1,460             N/A              N/A              N/A

JNL/S&P Managed Growth Division(370)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.70           $11.58           $10.51             N/A
    End of period                             $15.06           $13.42           $12.70           $11.58             N/A
  Accumulation units outstanding
  at the end of period                        39,063           14,601            6,184              -               N/A

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.40             N/A              N/A              N/A
    End of period                             $11.77           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,127           23,862             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(186)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.40           $11.50            $9.93            $9.90
    End of period                             $14.32           $12.97           $12.40           $11.50            $9.93
  Accumulation units outstanding
  at the end of period                        100,339          34,812            5,621            5,051            5,051

JNL/S&P Retirement 2015 Division(1199)

  Accumulation unit value:
    Beginning of period                       $10.68             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division(1199)

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A              N/A
    End of period                             $11.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1168)

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(447)

  Accumulation unit value:
    Beginning of period                       $23.28           $22.48           $20.61           $19.75             N/A
    End of period                             $26.03           $23.28           $22.48           $20.61             N/A
  Accumulation units outstanding
  at the end of period                         1,759             488              442               -               N/A

JNL/Select Global Growth Division(954)

  Accumulation unit value:
    Beginning of period                       $22.71           $21.63             N/A              N/A              N/A
    End of period                             $25.31           $22.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(828)

  Accumulation unit value:
    Beginning of period                       $26.25           $23.45             N/A              N/A              N/A
    End of period                             $27.01           $26.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,500             386              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(234)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.94           $12.05           $12.20           $12.20
    End of period                             $12.41           $12.07           $11.94           $12.05           $12.20
  Accumulation units outstanding
  at the end of period                        48,347           35,133              -                -                -

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                       $17.40           $16.35           $15.13             N/A              N/A
    End of period                             $20.69           $17.40           $16.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,253            1,672             477              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(235)

  Accumulation unit value:
    Beginning of period                       $26.27           $25.17           $23.29           $18.14           $19.29
    End of period                             $29.38           $26.27           $25.17           $23.29           $18.14
  Accumulation units outstanding
  at the end of period                         3,111            1,910             835               -                -

JNL/T.Rowe Price Mid-Cap Growth
Division(245)

  Accumulation unit value:
    Beginning of period                       $36.68           $32.68           $28.16           $20.65           $21.02
    End of period                             $38.53           $36.68           $32.68           $28.16           $20.65
  Accumulation units outstanding
  at the end of period                         6,367            1,088            1,063              -                -

JNL/T.Rowe Price Value Division(245)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.07           $11.53            $9.03            $9.14
    End of period                             $16.11           $13.64           $13.07           $11.53            $9.03
  Accumulation units outstanding
  at the end of period                         9,987            7,578            7,970              -                -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.86           $12.51             N/A              N/A
    End of period                             $13.99           $12.87           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,266           64,935           56,506             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(447)

  Accumulation unit value:
    Beginning of period                       $18.36           $18.19           $17.29           $16.98             N/A
    End of period                             $18.90           $18.36           $18.19           $17.29             N/A
  Accumulation units outstanding
  at the end of period                         5,769            2,525            1,652              -               N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(212)

  Accumulation unit value:
    Beginning of period                       $15.32           $15.21           $14.89           $14.96           $14.51
    End of period                             $15.56           $15.32           $15.21           $14.89           $14.96
  Accumulation units outstanding
  at the end of period                         2,701            4,480             379               -                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.67%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(448)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.09           $10.25           $10.12             N/A
    End of period                             $12.41           $11.70           $11.09           $10.25             N/A
  Accumulation units outstanding
  at the end of period                        10,434           10,583           12,111            6,998             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1052)

  Accumulation unit value:
    Beginning of period                       $12.68             N/A              N/A              N/A              N/A
    End of period                             $15.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          644              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.83           $11.26           $10.79             N/A
    End of period                             $14.20           $12.61           $11.83           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        12,798           27,876           34,047           24,770             N/A

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $18.80           $17.02           $16.48           $15.40             N/A
    End of period                             $19.41           $18.80           $17.02           $16.48             N/A
  Accumulation units outstanding
  at the end of period                         1,882            1,937            2,778            3,733             N/A

JNL/Alliance Capital Growth Division(458)

  Accumulation unit value:
    Beginning of period                         N/A             $9.75            $9.32            $8.90             N/A
    End of period                               N/A             $8.86            $9.75            $9.32             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,600             844              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(448)

  Accumulation unit value:
    Beginning of period                       $17.09           $16.81           $16.07           $15.25             N/A
    End of period                             $18.88           $17.09           $16.81           $16.07             N/A
  Accumulation units outstanding
  at the end of period                         3,235            3,457            4,986            2,636             N/A

JNL/Eagle SmallCap Equity Division(485)

  Accumulation unit value:
    Beginning of period                       $19.30           $19.14           $16.38           $16.52             N/A
    End of period                             $22.79           $19.30           $19.14           $16.38             N/A
  Accumulation units outstanding
  at the end of period                         1,769            1,771            3,929             823              N/A

JNL/FMR Balanced Division(436)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.07            $9.35            $9.00             N/A
    End of period                             $11.88           $10.90           $10.07            $9.35             N/A
  Accumulation units outstanding
  at the end of period                         1,974            3,274           13,688            4,491             N/A

JNL/FMR MidCap Equity Division(634)

  Accumulation unit value:
    Beginning of period                       $21.37           $20.47           $16.50             N/A              N/A
    End of period                             $23.55           $21.37           $20.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1146)

  Accumulation unit value:
    Beginning of period                       $11.62             N/A              N/A              N/A              N/A
    End of period                             $12.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          126              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(436)

  Accumulation unit value:
    Beginning of period                       $14.30           $13.14           $11.48           $10.67             N/A
    End of period                             $17.24           $14.30           $13.14           $11.48             N/A
  Accumulation units outstanding
  at the end of period                         1,074            1,015            1,082             842              N/A

JNL/JPMorgan International Value
Division(458)

  Accumulation unit value:
    Beginning of period                       $11.98           $10.27            $8.53            $7.71             N/A
    End of period                             $15.55           $11.98           $10.27            $8.53             N/A
  Accumulation units outstanding
  at the end of period                         6,898            6,969            7,190            6,757             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(436)

  Accumulation unit value:
    Beginning of period                       $18.11           $16.93           $13.80           $13.04             N/A
    End of period                             $20.41           $18.11           $16.93           $13.80             N/A
  Accumulation units outstanding
  at the end of period                        13,878           27,246           33,191           23,113             N/A

JNL/Lazard Small Cap Value Division(433)

  Accumulation unit value:
    Beginning of period                       $14.79           $14.37           $12.66           $11.76             N/A
    End of period                             $16.98           $14.79           $14.37           $12.66             N/A
  Accumulation units outstanding
  at the end of period                        15,493           30,417           37,116           24,282             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.93             N/A              N/A              N/A              N/A
    End of period                             $12.47             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,139             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(446)

  Accumulation unit value:
    Beginning of period                       $15.25           $15.99           $13.33           $12.01             N/A
    End of period                             $16.09           $15.25           $15.99           $13.33             N/A
  Accumulation units outstanding
  at the end of period                           -             16,310           17,295            1,258             N/A

JNL/MCM Bond Index Division(433)

  Accumulation unit value:
    Beginning of period                       $11.04           $11.02           $10.81           $10.66             N/A
    End of period                             $11.25           $11.04           $11.02           $10.81             N/A
  Accumulation units outstanding
  at the end of period                          74              2,268            2,179             38               N/A

JNL/MCM Communications Sector
Division(1052)

  Accumulation unit value:
    Beginning of period                        $5.09             N/A              N/A              N/A              N/A
    End of period                              $5.98             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,664             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(598)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.76            $9.89             N/A              N/A
    End of period                             $11.52           $10.32           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,886            1,894            1,902             N/A              N/A

JNL/MCM Dow 10 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                       $12.97           $13.99           $13.80           $12.42             N/A
    End of period                             $16.52           $12.97           $13.99           $13.80             N/A
  Accumulation units outstanding
  at the end of period                        23,291           28,336           24,140            1,245             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,440             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(432)

  Accumulation unit value:
    Beginning of period                        $8.41            $8.20            $7.49            $7.00             N/A
    End of period                              $9.66            $8.41            $8.20            $7.49             N/A
  Accumulation units outstanding
  at the end of period                         8,594           11,456           10,875            7,050             N/A

JNL/MCM Financial Sector Division(641)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.98           $10.68             N/A              N/A
    End of period                             $14.59           $12.51           $11.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          639              78               78               N/A              N/A

JNL/MCM Global 15 Division (NY)(432)

  Accumulation unit value:
    Beginning of period                       $16.74           $15.46           $12.36           $12.20             N/A
    End of period                             $23.04           $16.74           $15.46           $12.36             N/A
  Accumulation units outstanding
  at the end of period                        15,102           13,092           17,702            3,780             N/A

JNL/MCM Healthcare Sector Division(526)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.65           $10.91             N/A              N/A
    End of period                             $11.78           $11.27           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          430             1,397            1,361             N/A              N/A

JNL/MCM International Index Division(512)

  Accumulation unit value:
    Beginning of period                       $15.03           $13.49           $11.85             N/A              N/A
    End of period                             $18.57           $15.03           $13.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          418             2,326            2,437             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(799)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.94             N/A              N/A              N/A
    End of period                             $13.86           $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,201            9,058             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(1200)

  Accumulation unit value:
    Beginning of period                       $11.54             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          112              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(598)

  Accumulation unit value:
    Beginning of period                       $23.13           $17.19           $14.11             N/A              N/A
    End of period                             $27.47           $23.13           $17.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,755            3,142             128              N/A              N/A

JNL/MCM S&P 10 Division (NY)(446)

  Accumulation unit value:
    Beginning of period                       $17.63           $13.07           $11.27           $10.50             N/A
    End of period                             $18.13           $17.63           $13.07           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        20,121           22,832           21,963             617              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(432)

  Accumulation unit value:
    Beginning of period                       $14.05           $12.76           $11.21           $10.63             N/A
    End of period                             $15.16           $14.05           $12.76           $11.21             N/A
  Accumulation units outstanding
  at the end of period                         6,263           10,157            9,868            2,120             N/A

JNL/MCM S&P 500 Index Division(486)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.43            $9.63            $9.63             N/A
    End of period                             $12.12           $10.71           $10.43            $9.63             N/A
  Accumulation units outstanding
  at the end of period                         6,194            9,096           13,492            2,138             N/A

JNL/MCM Select Small-Cap Division
(NY)(432)

  Accumulation unit value:
    Beginning of period                       $18.56           $17.36           $15.73           $15.03             N/A
    End of period                             $20.24           $18.56           $17.36           $15.73             N/A
  Accumulation units outstanding
  at the end of period                           -             14,296           14,067            3,517             N/A

JNL/MCM Small Cap Index Division(469)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.08           $11.33           $10.97             N/A
    End of period                             $15.49           $13.41           $13.08           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         1,583            3,630            2,960             356              N/A

JNL/MCM Technology Sector Division(576)

  Accumulation unit value:
    Beginning of period                        $5.70            $5.66            $5.34             N/A              N/A
    End of period                              $6.13            $5.70            $5.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,401             523             7,179             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(717)

  Accumulation unit value:
    Beginning of period                       $15.54           $11.36           $11.04             N/A              N/A
    End of period                             $15.05           $15.54           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,710           28,435           26,628             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.07           $10.48             N/A              N/A
    End of period                             $13.19           $11.95           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,513            1,582            1,583             N/A              N/A

JNL/Oppenheimer Global Growth
Division(448)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.23            $9.68            $9.00             N/A
    End of period                             $14.44           $12.56           $11.23            $9.68             N/A
  Accumulation units outstanding
  at the end of period                        14,268           14,821           15,654            7,196             N/A

JNL/Oppenheimer Growth Division(473)

  Accumulation unit value:
    Beginning of period                        $8.72            $8.12            $7.93            $7.71             N/A
    End of period                              $9.00            $8.72            $8.12            $7.93             N/A
  Accumulation units outstanding
  at the end of period                         2,845            2,858            3,216             49               N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(436)

  Accumulation unit value:
    Beginning of period                       $13.80           $13.71           $13.35           $13.18             N/A
    End of period                             $14.04           $13.80           $13.71           $13.35             N/A
  Accumulation units outstanding
  at the end of period                        21,394           27,088           30,801           15,407             N/A

JNL/PPM America High Yield Bond
Division(446)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.14           $14.72             N/A
    End of period                               N/A              N/A            $15.63           $15.14             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,605             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(436)

  Accumulation unit value:
    Beginning of period                       $19.93           $19.32           $17.90           $16.82             N/A
    End of period                             $22.15           $19.93           $19.32           $17.90             N/A
  Accumulation units outstanding
  at the end of period                         2,089            2,185            2,893            2,319             N/A

JNL/S&P Core Index 100 Division(436)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23            $9.71             N/A
    End of period                               N/A              N/A            $10.40           $10.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,832             N/A

JNL/S&P Core Index 50 Division(528)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.30             N/A              N/A
    End of period                               N/A              N/A            $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(469)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $9.74             N/A
    End of period                               N/A              N/A            $10.29           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               401              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(472)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.36            $9.87             N/A
    End of period                               N/A              N/A            $10.56           $10.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               505              N/A

JNL/S&P Equity Growth Division I(432)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13            $9.58             N/A
    End of period                               N/A              N/A            $10.30           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             30,273             N/A

JNL/S&P Managed Aggressive Growth
Division(453)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.45           $11.24           $10.77             N/A
    End of period                             $15.10           $13.28           $12.45           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        64,067           98,669           156,593          62,067             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(1067)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A              N/A
    End of period                             $11.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          276              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $13.40           $12.68           $11.57           $11.03             N/A
    End of period                             $15.04           $13.40           $12.68           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        73,879           76,220           89,807           15,265             N/A

JNL/S&P Managed Moderate Division(775)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.48             N/A              N/A              N/A
    End of period                             $11.78           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          896              104              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(432)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.38           $11.49           $11.02             N/A
    End of period                             $14.29           $12.95           $12.38           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        115,087          123,852          111,004          69,185             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(469)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.85           $10.40             N/A
    End of period                               N/A              N/A            $11.08           $10.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               858              N/A

JNL/Select Balanced Division(436)

  Accumulation unit value:
    Beginning of period                       $23.24           $22.44           $20.58           $19.42             N/A
    End of period                             $25.97           $23.24           $22.44           $20.58             N/A
  Accumulation units outstanding
  at the end of period                         4,878            5,513            9,857            3,294             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(708)

  Accumulation unit value:
    Beginning of period                       $26.19           $25.44           $24.57             N/A              N/A
    End of period                             $26.94           $26.19           $25.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          757              757             1,174             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(430)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.92           $12.03           $12.06             N/A
    End of period                             $12.38           $12.04           $11.92           $12.03             N/A
  Accumulation units outstanding
  at the end of period                          564            24,303            1,828            4,696             N/A

JNL/Select Value Division(448)

  Accumulation unit value:
    Beginning of period                       $17.39           $16.35           $14.48           $13.58             N/A
    End of period                             $20.68           $17.39           $16.35           $14.48             N/A
  Accumulation units outstanding
  at the end of period                         2,541            2,040            2,490            2,018             N/A

JNL/T.Rowe Price Established Growth
Division(448)

  Accumulation unit value:
    Beginning of period                       $26.22           $25.13           $23.25           $21.90             N/A
    End of period                             $29.31           $26.22           $25.13           $23.25             N/A
  Accumulation units outstanding
  at the end of period                         3,914            4,362            4,325            1,471             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                       $36.60           $32.62           $28.10           $26.40             N/A
    End of period                             $38.44           $36.60           $32.62           $28.10             N/A
  Accumulation units outstanding
  at the end of period                         8,416           14,710           18,859           10,946             N/A

JNL/T.Rowe Price Value Division(436)

  Accumulation unit value:
    Beginning of period                       $13.63           $13.05           $11.52           $10.62             N/A
    End of period                             $16.09           $13.63           $13.05           $11.52             N/A
  Accumulation units outstanding
  at the end of period                        10,816           12,620           15,479            7,846             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.84           $12.49             N/A              N/A
    End of period                             $13.96           $12.85           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,645           11,367           14,609             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(436)

  Accumulation unit value:
    Beginning of period                       $18.32           $18.15           $17.26           $16.88             N/A
    End of period                             $18.86           $18.32           $18.15           $17.26             N/A
  Accumulation units outstanding
  at the end of period                         3,110            4,541            4,995            2,713             N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(516)

  Accumulation unit value:
    Beginning of period                       $15.28           $15.18           $15.06             N/A              N/A
    End of period                             $15.52           $15.28           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,066            2,326            2,372             N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(205)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.08           $10.25            $8.01            $7.85
    End of period                             $12.39           $11.68           $11.08           $10.25            $8.01
  Accumulation units outstanding
  at the end of period                         2,084            1,706            1,797            1,749             409

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(866)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.11             N/A              N/A              N/A
    End of period                             $15.51           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,979            1,975             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(352)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.82           $11.25            $9.50             N/A
    End of period                             $14.18           $12.60           $11.82           $11.25             N/A
  Accumulation units outstanding
  at the end of period                         1,130            1,234            1,327            1,349             N/A

JNL/Alger Growth Division(343)

  Accumulation unit value:
    Beginning of period                       $18.76           $16.99           $16.45           $14.43             N/A
    End of period                             $19.36           $18.76           $16.99           $16.45             N/A
  Accumulation units outstanding
  at the end of period                         3,328            2,232            1,985             597              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(415)

  Accumulation unit value:
    Beginning of period                       $17.04           $16.77           $16.04           $14.85             N/A
    End of period                             $18.82           $17.04           $16.77           $16.04             N/A
  Accumulation units outstanding
  at the end of period                         2,888            2,840            2,896            1,126             N/A

JNL/Eagle SmallCap Equity Division(557)

  Accumulation unit value:
    Beginning of period                       $19.24           $19.09           $17.48             N/A              N/A
    End of period                             $22.72           $19.24           $19.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          244              311              312              N/A              N/A

JNL/FMR Balanced Division(248)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.05            $9.34            $8.36            $8.36
    End of period                             $11.85           $10.88           $10.05            $9.34            $8.36
  Accumulation units outstanding
  at the end of period                         2,501            6,746            2,565            1,750             195

JNL/FMR MidCap Equity Division(205)

  Accumulation unit value:
    Beginning of period                       $21.30           $20.41           $17.59           $13.19           $12.26
    End of period                             $23.47           $21.30           $20.41           $17.59           $13.19
  Accumulation units outstanding
  at the end of period                         1,972            1,997            1,131             518              210






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1111)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,145             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(929)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.31             N/A              N/A              N/A
    End of period                             $12.62           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          817              848              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1033)

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A              N/A
    End of period                             $12.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1134)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,101             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1034)

  Accumulation unit value:
    Beginning of period                       $15.50             N/A              N/A              N/A              N/A
    End of period                             $17.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,871             N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(453)

  Accumulation unit value:
    Beginning of period                       $11.95           $10.25            $8.51            $7.85             N/A
    End of period                             $15.51           $11.95           $10.25            $8.51             N/A
  Accumulation units outstanding
  at the end of period                        15,174           13,395            1,464             255              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(248)

  Accumulation unit value:
    Beginning of period                       $18.07           $16.89           $13.78           $10.87           $10.87
    End of period                             $20.36           $18.07           $16.89           $13.78           $10.87
  Accumulation units outstanding
  at the end of period                         5,063            5,132            4,331            1,870             60

JNL/Lazard Small Cap Value Division(352)

  Accumulation unit value:
    Beginning of period                       $14.75           $14.34           $12.64           $10.40             N/A
    End of period                             $16.94           $14.75           $14.34           $12.64             N/A
  Accumulation units outstanding
  at the end of period                         1,872            2,809            2,952            2,134             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.90             N/A              N/A              N/A              N/A
    End of period                             $12.44             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,056             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                       $15.23           $15.98           $13.33           $10.10             N/A
    End of period                             $16.08           $15.23           $15.98           $13.33             N/A
  Accumulation units outstanding
  at the end of period                           -             49,843           45,686            1,225             N/A

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                       $11.03           $11.02           $10.64             N/A              N/A
    End of period                             $11.24           $11.03           $11.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,434            7,509           11,543             N/A              N/A

JNL/MCM Communications Sector
Division(582)

  Accumulation unit value:
    Beginning of period                        $4.46            $4.49            $3.94             N/A              N/A
    End of period                              $5.97            $4.46            $4.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,008            1,008            1,008             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                       $12.96           $13.98           $13.80           $11.09             N/A
    End of period                             $16.50           $12.96           $13.98           $13.80             N/A
  Accumulation units outstanding
  at the end of period                        57,062           57,678           50,465           21,525             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(352)

  Accumulation unit value:
    Beginning of period                        $8.39            $8.18            $7.48            $6.67             N/A
    End of period                              $9.64            $8.39            $8.18            $7.48             N/A
  Accumulation units outstanding
  at the end of period                         6,734            6,172            6,351            3,418             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                       $16.72           $15.44           $12.35            $9.90             N/A
    End of period                             $23.01           $16.72           $15.44           $12.35             N/A
  Accumulation units outstanding
  at the end of period                        51,537           57,134           50,616             980              N/A

JNL/MCM Healthcare Sector Division(579)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.63           $10.66             N/A              N/A
    End of period                             $11.75           $11.25           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,413           21,242           15,710             N/A              N/A

JNL/MCM International Index Division(579)

  Accumulation unit value:
    Beginning of period                       $15.02           $13.48           $11.03             N/A              N/A
    End of period                             $18.54           $15.02           $13.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,541            9,956           12,026             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.90           $10.50             N/A              N/A
    End of period                             $13.86           $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,295            4,936           11,472             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(692)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.84           $10.14             N/A              N/A
    End of period                             $10.85           $10.56           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          547              245              246              N/A              N/A

JNL/MCM Oil & Gas Sector Division(582)

  Accumulation unit value:
    Beginning of period                       $23.08           $17.16           $13.75             N/A              N/A
    End of period                             $27.41           $23.08           $17.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,258            5,444             578              N/A              N/A

JNL/MCM S&P 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                       $17.61           $13.06           $11.26           $10.14             N/A
    End of period                             $18.10           $17.61           $13.06           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        51,068           53,311           43,378            2,116             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(382)

  Accumulation unit value:
    Beginning of period                       $14.04           $12.75           $11.20            $9.58             N/A
    End of period                             $15.14           $14.04           $12.75           $11.20             N/A
  Accumulation units outstanding
  at the end of period                        24,453           25,406           23,951             983              N/A

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.42            $9.63            $8.60             N/A
    End of period                             $12.10           $10.69           $10.42            $9.63             N/A
  Accumulation units outstanding
  at the end of period                        31,040           32,201           38,263             530              N/A

JNL/MCM Select Small-Cap Division
(NY)(334)

  Accumulation unit value:
    Beginning of period                       $18.54           $17.34           $15.72           $11.84             N/A
    End of period                             $20.21           $18.54           $17.34           $15.72             N/A
  Accumulation units outstanding
  at the end of period                           -             41,443           40,830             318              N/A

JNL/MCM Small Cap Index Division(415)

  Accumulation unit value:
    Beginning of period                       $13.39           $13.07           $11.32           $10.47             N/A
    End of period                             $15.47           $13.39           $13.07           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        14,832           15,282           15,249             360              N/A

JNL/MCM Technology Sector Division(692)

  Accumulation unit value:
    Beginning of period                        $5.69            $5.65            $5.21             N/A              N/A
    End of period                              $6.12            $5.69            $5.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          94               95               96               N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(691)

  Accumulation unit value:
    Beginning of period                       $15.53           $11.36            $9.76             N/A              N/A
    End of period                             $15.04           $15.53           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,299           22,204           11,515             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(863)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.11             N/A              N/A              N/A
    End of period                             $13.20           $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,860            2,582             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(382)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.21            $9.67            $7.96             N/A
    End of period                             $14.42           $12.54           $11.21            $9.67             N/A
  Accumulation units outstanding
  at the end of period                         4,840            4,773            3,495            1,403             N/A

JNL/Oppenheimer Growth Division(390)

  Accumulation unit value:
    Beginning of period                        $8.71            $8.12            $7.92            $7.58             N/A
    End of period                              $8.98            $8.71            $8.12            $7.92             N/A
  Accumulation units outstanding
  at the end of period                         2,363            2,017            2,018            1,007             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(205)

  Accumulation unit value:
    Beginning of period                       $13.76           $13.68           $13.33           $12.94           $12.62
    End of period                             $14.00           $13.76           $13.68           $13.33           $12.94
  Accumulation units outstanding
  at the end of period                        32,722           29,135           27,825            8,556             407

JNL/PPM America High Yield Bond
Division(248)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.11           $12.95           $12.95
    End of period                               N/A              N/A            $15.59           $15.11           $12.95
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,483             50






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $20.98           $19.62           $17.65           $15.76             N/A
    End of period                             $23.46           $20.98           $19.62           $17.65             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Putnam Midcap Growth Division(694)

  Accumulation unit value:
    Beginning of period                        $8.24            $7.47            $6.77             N/A              N/A
    End of period                              $8.56            $8.24            $7.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,480            2,955            3,269             N/A              N/A

JNL/Putnam Value Equity Division(352)

  Accumulation unit value:
    Beginning of period                       $19.87           $19.26           $17.85           $16.31             N/A
    End of period                             $22.08           $19.87           $19.26           $17.85             N/A
  Accumulation units outstanding
  at the end of period                         1,926            2,136            2,262            1,583             N/A

JNL/S&P Core Index 100 Division(431)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.25            $9.74             N/A
    End of period                               N/A              N/A            $10.42           $10.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               11               N/A

JNL/S&P Core Index 50 Division(612)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99             N/A              N/A
    End of period                               N/A              N/A            $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.25             N/A              N/A
    End of period                               N/A              N/A            $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(361)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.34            $9.13             N/A
    End of period                               N/A              N/A            $10.54           $10.34             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             10,135             N/A

JNL/S&P Equity Growth Division I(361)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.11            $8.95             N/A
    End of period                               N/A              N/A            $10.28           $10.11             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              8,195             N/A

JNL/S&P Managed Aggressive Growth
Division(343)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.43           $11.22           $10.02             N/A
    End of period                             $15.06           $13.25           $12.43           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        171,756          172,255          175,852           6,876             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.31            $9.94             N/A              N/A
    End of period                             $11.15           $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,347              -                -               N/A              N/A

JNL/S&P Managed Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.65           $11.55            $9.14             N/A
    End of period                             $15.00           $13.36           $12.65           $11.55             N/A
  Accumulation units outstanding
  at the end of period                        133,092          134,163          125,662          24,416             N/A

JNL/S&P Managed Moderate Division(714)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.50           $10.29             N/A              N/A
    End of period                             $11.76           $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,997           10,581           23,389             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(205)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.35           $11.47            $9.91            $9.31
    End of period                             $14.25           $12.92           $12.35           $11.47            $9.91
  Accumulation units outstanding
  at the end of period                        52,957           54,564           54,745           21,620            1,641

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(343)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.83            $9.48             N/A
    End of period                               N/A              N/A            $11.06           $10.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               148              N/A

JNL/Select Balanced Division(382)

  Accumulation unit value:
    Beginning of period                       $23.16           $22.37           $20.52           $18.55             N/A
    End of period                             $25.88           $23.16           $22.37           $20.52             N/A
  Accumulation units outstanding
  at the end of period                         4,888            4,964            5,054            3,591             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(629)

  Accumulation unit value:
    Beginning of period                       $26.11           $25.37           $22.77             N/A              N/A
    End of period                             $26.85           $26.11           $25.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,395            1,415             879              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                       $17.37           $16.33           $14.48           $13.18             N/A
    End of period                             $20.65           $17.37           $16.33           $14.48             N/A
  Accumulation units outstanding
  at the end of period                         1,451            1,520             229              245              N/A

JNL/T.Rowe Price Established Growth
Division(352)

  Accumulation unit value:
    Beginning of period                       $26.13           $25.05           $23.19           $20.79             N/A
    End of period                             $29.21           $26.13           $25.05           $23.19             N/A
  Accumulation units outstanding
  at the end of period                         3,527            3,374            2,397            1,470             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(343)

  Accumulation unit value:
    Beginning of period                       $36.51           $32.55           $28.05           $24.14             N/A
    End of period                             $38.34           $36.51           $32.55           $28.05             N/A
  Accumulation units outstanding
  at the end of period                         2,022            1,520            1,306             898              N/A

JNL/T.Rowe Price Value Division(205)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.04           $11.51            $9.01            $7.84
    End of period                             $16.05           $13.60           $13.04           $11.51            $9.01
  Accumulation units outstanding
  at the end of period                        11,798           12,531           13,295           10,689             656

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.82           $12.47             N/A              N/A
    End of period                             $13.92           $12.81           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,220           24,614           23,731             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(248)

  Accumulation unit value:
    Beginning of period                       $18.26           $18.10           $17.22           $15.43           $15.43
    End of period                             $18.80           $18.26           $18.10           $17.22           $15.43
  Accumulation units outstanding
  at the end of period                         3,192            7,523           14,634            1,252             42

JNL/Western Asset U.S. Government
& Quality Bond Division(248)

  Accumulation unit value:
    Beginning of period                       $15.23           $15.14           $14.83           $14.91           $14.91
    End of period                             $15.47           $15.23           $15.14           $14.83           $14.91
  Accumulation units outstanding
  at the end of period                         6,853            7,447           17,746            1,691             109





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.745%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(605)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.06           $10.68             N/A              N/A
    End of period                             $12.36           $11.66           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,167             320              294              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.53             N/A              N/A              N/A
    End of period                             $15.49           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,035             66               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.24             N/A              N/A              N/A
    End of period                             $14.14           $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          252              268              N/A              N/A              N/A

JNL/Alger Growth Division(645)

  Accumulation unit value:
    Beginning of period                       $18.66           $16.91           $14.95             N/A              N/A
    End of period                             $19.25           $18.66           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          169              170              171              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(631)

  Accumulation unit value:
    Beginning of period                       $16.97           $16.70           $15.12             N/A              N/A
    End of period                             $18.74           $16.97           $16.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,247            2,258            2,243             N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(694)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.03            $9.45             N/A              N/A
    End of period                             $11.82           $10.85           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,132             135              135              N/A              N/A

JNL/FMR MidCap Equity Division(1108)

  Accumulation unit value:
    Beginning of period                       $20.74             N/A              N/A              N/A              N/A
    End of period                             $23.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,268             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1207)

  Accumulation unit value:
    Beginning of period                       $10.80             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          595              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1133)

  Accumulation unit value:
    Beginning of period                       $11.22             N/A              N/A              N/A              N/A
    End of period                             $12.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          458              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1133)

  Accumulation unit value:
    Beginning of period                       $11.52             N/A              N/A              N/A              N/A
    End of period                             $12.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          446              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1133)

  Accumulation unit value:
    Beginning of period                       $15.55             N/A              N/A              N/A              N/A
    End of period                             $17.09             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,158             N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1055)

  Accumulation unit value:
    Beginning of period                       $13.73             N/A              N/A              N/A              N/A
    End of period                             $15.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,278             N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1202)

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,187             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(820)

  Accumulation unit value:
    Beginning of period                       $18.01           $15.98             N/A              N/A              N/A
    End of period                             $20.27           $18.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          884              907              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(733)

  Accumulation unit value:
    Beginning of period                       $14.69           $14.29           $14.12             N/A              N/A
    End of period                             $16.87           $14.69           $14.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          334              315              21               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A              N/A
    End of period                             $12.40             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,690             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(620)

  Accumulation unit value:
    Beginning of period                       $15.21           $15.96           $14.11             N/A              N/A
    End of period                             $16.05           $15.21           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,154            4,315             N/A              N/A

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                       $11.01           $11.00           $10.81             N/A              N/A
    End of period                             $11.22           $11.01           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,471            1,844            1,820             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(618)

  Accumulation unit value:
    Beginning of period                       $12.94           $13.96           $12.97             N/A              N/A
    End of period                             $16.46           $12.94           $13.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,110            4,994            4,666             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1165)

  Accumulation unit value:
    Beginning of period                       $11.03             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,941             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(1202)

  Accumulation unit value:
    Beginning of period                        $9.47             N/A              N/A              N/A              N/A
    End of period                              $9.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,891             N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1203)

  Accumulation unit value:
    Beginning of period                       $13.98             N/A              N/A              N/A              N/A
    End of period                             $14.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,094             N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(620)

  Accumulation unit value:
    Beginning of period                       $16.70           $15.43           $12.83             N/A              N/A
    End of period                             $22.96           $16.70           $15.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,729            6,691            4,756             N/A              N/A

JNL/MCM Healthcare Sector Division(821)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.90             N/A              N/A              N/A
    End of period                             $11.70           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,729             54               N/A              N/A              N/A

JNL/MCM International Index Division(629)

  Accumulation unit value:
    Beginning of period                       $15.04           $13.50           $11.39             N/A              N/A
    End of period                             $18.56           $15.04           $13.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,562             142              121              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.90            $9.99             N/A              N/A
    End of period                             $13.84           $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        226,930          27,303           10,715             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1142)

  Accumulation unit value:
    Beginning of period                        $9.69             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,816             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(820)

  Accumulation unit value:
    Beginning of period                       $10.55            $9.29             N/A              N/A              N/A
    End of period                             $10.84           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,577            1,615             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(815)

  Accumulation unit value:
    Beginning of period                       $23.01           $19.89             N/A              N/A              N/A
    End of period                             $27.31           $23.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,299             470              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(620)

  Accumulation unit value:
    Beginning of period                       $17.58           $13.04           $11.10             N/A              N/A
    End of period                             $18.06           $17.58           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,536            5,965            5,406             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(752)

  Accumulation unit value:
    Beginning of period                       $14.01           $12.08             N/A              N/A              N/A
    End of period                             $15.11           $14.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,123              -               N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(629)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.41            $9.48             N/A              N/A
    End of period                             $12.08           $10.68           $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,867            1,162             856              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(618)

  Accumulation unit value:
    Beginning of period                       $18.52           $17.33           $14.95             N/A              N/A
    End of period                             $20.18           $18.52           $17.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,877            2,865             N/A              N/A

JNL/MCM Small Cap Index Division(646)

  Accumulation unit value:
    Beginning of period                       $13.36           $13.05           $10.94             N/A              N/A
    End of period                             $15.43           $13.36           $13.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,155             293              33               N/A              N/A

JNL/MCM Technology Sector Division(618)

  Accumulation unit value:
    Beginning of period                        $5.67            $5.63            $5.08             N/A              N/A
    End of period                              $6.10            $5.67            $5.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,328             183              215              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(769)

  Accumulation unit value:
    Beginning of period                       $15.52           $12.35             N/A              N/A              N/A
    End of period                             $15.02           $15.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,193            2,206             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(733)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.07           $11.01             N/A              N/A
    End of period                             $13.16           $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,468             698              515              N/A              N/A

JNL/Oppenheimer Global Growth
Division(618)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.20            $9.54             N/A              N/A
    End of period                             $14.39           $12.52           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,166            4,184            4,028             N/A              N/A

JNL/Oppenheimer Growth Division(629)

  Accumulation unit value:
    Beginning of period                        $8.72            $8.12            $7.45             N/A              N/A
    End of period                              $8.99            $8.72            $8.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          123              72               25               N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(605)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.64           $13.14             N/A              N/A
    End of period                             $13.95           $13.72           $13.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,909            5,149            3,470             N/A              N/A

JNL/PPM America High Yield Bond
Division(631)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.13             N/A              N/A
    End of period                               N/A              N/A            $15.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(1182)

  Accumulation unit value:
    Beginning of period                       $21.15             N/A              N/A              N/A              N/A
    End of period                             $21.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,089             N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(605)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.38             N/A              N/A
    End of period                               N/A              N/A            $10.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.39           $11.26             N/A              N/A
    End of period                             $15.00           $13.21           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,667             874              779              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(729)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.31           $10.25             N/A              N/A
    End of period                             $11.14           $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,117           10,748            6,400             N/A              N/A

JNL/S&P Managed Growth Division(605)

  Accumulation unit value:
    Beginning of period                       $13.32           $12.61           $11.73             N/A              N/A
    End of period                             $14.94           $13.32           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        91,761           56,311           49,016             N/A              N/A

JNL/S&P Managed Moderate Division(1114)

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,827             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(618)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.32           $11.37             N/A              N/A
    End of period                             $14.21           $12.89           $12.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,880           43,607           10,292             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                       $23.06           $22.28           $21.21             N/A              N/A
    End of period                             $25.75           $23.06           $22.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          60               60               60               N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(1133)

  Accumulation unit value:
    Beginning of period                       $18.71             N/A              N/A              N/A              N/A
    End of period                             $20.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          824              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(605)

  Accumulation unit value:
    Beginning of period                       $26.01           $24.94           $23.43             N/A              N/A
    End of period                             $29.06           $26.01           $24.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,161             455              455              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(631)

  Accumulation unit value:
    Beginning of period                       $36.31           $32.38           $27.98             N/A              N/A
    End of period                             $38.11           $36.31           $32.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,159            1,488            1,221             N/A              N/A

JNL/T.Rowe Price Value Division(694)

  Accumulation unit value:
    Beginning of period                       $13.57           $13.01           $11.96             N/A              N/A
    End of period                             $16.00           $13.57           $13.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,350             855              855              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.78           $12.43             N/A              N/A
    End of period                             $13.87           $12.77           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,471            7,603            6,509             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                       $15.16           $15.07           $15.08             N/A              N/A
    End of period                             $15.38           $15.16           $15.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,159            6,123            2,857             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.75%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(339)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.06           $10.23            $8.90             N/A
    End of period                             $12.36           $11.66           $11.06           $10.23             N/A
  Accumulation units outstanding
  at the end of period                        19,210           16,608           15,628           14,143             N/A

JNL/AIM Premier Equity II Division(415)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.36            $8.73             N/A
    End of period                               N/A              N/A             $9.15            $9.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               190              N/A

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.15             N/A              N/A              N/A
    End of period                             $15.50           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,422           14,731             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(335)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.80           $11.24            $9.02             N/A
    End of period                             $14.14           $12.57           $11.80           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        16,150           16,555           14,207           13,267             N/A

JNL/Alger Growth Division(402)

  Accumulation unit value:
    Beginning of period                       $18.65           $16.90           $16.37           $15.14             N/A
    End of period                             $19.24           $18.65           $16.90           $16.37             N/A
  Accumulation units outstanding
  at the end of period                         1,586            1,655            1,740             333              N/A

JNL/Alliance Capital Growth Division(402)

  Accumulation unit value:
    Beginning of period                         N/A             $9.69            $9.28            $8.88             N/A
    End of period                               N/A             $8.80            $9.69            $9.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               401              146              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(328)

  Accumulation unit value:
    Beginning of period                       $16.96           $16.70           $15.98           $13.92             N/A
    End of period                             $18.73           $16.96           $16.70           $15.98             N/A
  Accumulation units outstanding
  at the end of period                         4,402            4,534            4,680            4,392             N/A

JNL/Eagle SmallCap Equity Division(375)

  Accumulation unit value:
    Beginning of period                       $19.15           $19.01           $16.29           $14.23             N/A
    End of period                             $22.60           $19.15           $19.01           $16.29             N/A
  Accumulation units outstanding
  at the end of period                        16,094           14,900            2,791            2,791             N/A

JNL/FMR Balanced Division(386)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.03            $9.33            $8.64             N/A
    End of period                             $11.81           $10.85           $10.03            $9.33             N/A
  Accumulation units outstanding
  at the end of period                        45,717           46,520           20,176           20,174             N/A

JNL/FMR MidCap Equity Division(853)

  Accumulation unit value:
    Beginning of period                       $21.19           $19.76             N/A              N/A              N/A
    End of period                             $23.33           $21.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          506              506              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1123)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,403             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(853)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.57             N/A              N/A              N/A
    End of period                             $12.61           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,446            2,084             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(853)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.75             N/A              N/A              N/A
    End of period                             $12.80           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,247            2,041             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1134)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,192             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(335)

  Accumulation unit value:
    Beginning of period                       $14.18           $13.03           $11.40            $9.32             N/A
    End of period                             $17.08           $14.18           $13.03           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        12,039            2,275             890              685              N/A

JNL/JPMorgan International Value
Division(383)

  Accumulation unit value:
    Beginning of period                       $11.91           $10.22            $8.49            $6.80             N/A
    End of period                             $15.44           $11.91           $10.22            $8.49             N/A
  Accumulation units outstanding
  at the end of period                        78,662           38,621            8,557            7,743             N/A

JNL/Lazard Emerging Markets Division(1078)

  Accumulation unit value:
    Beginning of period                        $8.78             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,249             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                       $18.00           $16.84           $13.74           $11.50             N/A
    End of period                             $20.27           $18.00           $16.84           $13.74             N/A
  Accumulation units outstanding
  at the end of period                        32,538           30,964            8,270            7,631             N/A

JNL/Lazard Small Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                       $14.69           $14.29           $12.60            $9.92             N/A
    End of period                             $16.87           $14.69           $14.29           $12.60             N/A
  Accumulation units outstanding
  at the end of period                         7,513            7,546            5,239            3,475             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.86             N/A              N/A              N/A              N/A
    End of period                             $12.39             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        150,628            N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                       $15.21           $15.96           $13.32            $9.89             N/A
    End of period                             $16.05           $15.21           $15.96           $13.32             N/A
  Accumulation units outstanding
  at the end of period                           -             116,261          25,302           16,129             N/A

JNL/MCM Bond Index Division(343)

  Accumulation unit value:
    Beginning of period                       $11.01           $11.00           $10.80           $10.98             N/A
    End of period                             $11.21           $11.01           $11.00           $10.80             N/A
  Accumulation units outstanding
  at the end of period                        98,375           76,858            2,356             397              N/A

JNL/MCM Communications Sector
Division(698)

  Accumulation unit value:
    Beginning of period                        $4.44            $4.48            $4.28             N/A              N/A
    End of period                              $5.94            $4.44            $4.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          472              474              191              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(698)

  Accumulation unit value:
    Beginning of period                       $10.27           $10.71           $10.17             N/A              N/A
    End of period                             $11.45           $10.27           $10.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,878            2,092            1,154             N/A              N/A

JNL/MCM Dow 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                       $12.94           $13.96           $13.79           $10.72             N/A
    End of period                             $16.46           $12.94           $13.96           $13.79             N/A
  Accumulation units outstanding
  at the end of period                        118,697          109,123          26,311           15,692             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1003)

  Accumulation unit value:
    Beginning of period                       $10.05             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,813             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(377)

  Accumulation unit value:
    Beginning of period                        $8.36            $8.16            $7.46            $6.65             N/A
    End of period                              $9.60            $8.36            $8.16            $7.46             N/A
  Accumulation units outstanding
  at the end of period                        32,459           30,940           25,077           24,593             N/A

JNL/MCM Financial Sector Division(707)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.92           $11.52             N/A              N/A
    End of period                             $14.50           $12.43           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,687            4,687             964              N/A              N/A

JNL/MCM Global 15 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                       $16.69           $15.43           $12.34            $9.20             N/A
    End of period                             $22.96           $16.69           $15.43           $12.34             N/A
  Accumulation units outstanding
  at the end of period                        104,183          97,721           24,249           14,171             N/A

JNL/MCM Healthcare Sector Division(533)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.61           $10.65             N/A              N/A
    End of period                             $11.71           $11.22           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,257           26,444            1,717             N/A              N/A

JNL/MCM International Index Division(363)

  Accumulation unit value:
    Beginning of period                       $14.99           $13.46           $11.46            $9.50             N/A
    End of period                             $18.49           $14.99           $13.46           $11.46             N/A
  Accumulation units outstanding
  at the end of period                        84,351           79,324           30,667           18,842             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.90            $9.76             N/A              N/A
    End of period                             $13.84           $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,048,155         871,347          37,661             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1123)

  Accumulation unit value:
    Beginning of period                        $9.59             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,669             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(703)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.83           $10.34             N/A              N/A
    End of period                             $10.84           $10.55           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,649            8,395            1,707             N/A              N/A

JNL/MCM Oil & Gas Sector Division(581)

  Accumulation unit value:
    Beginning of period                       $23.00           $17.11           $13.77             N/A              N/A
    End of period                             $27.31           $23.00           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,273           19,209             784              N/A              N/A

JNL/MCM S&P 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                       $17.58           $13.04           $11.25            $9.63             N/A
    End of period                             $18.06           $17.58           $13.04           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        100,888          97,889           28,372           19,144             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(363)

  Accumulation unit value:
    Beginning of period                       $14.01           $12.73           $11.19            $9.68             N/A
    End of period                             $15.10           $14.01           $12.73           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        92,836           91,031           43,998           28,009             N/A

JNL/MCM S&P 500 Index Division(335)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.40            $9.62            $8.26             N/A
    End of period                             $12.07           $10.67           $10.40            $9.62             N/A
  Accumulation units outstanding
  at the end of period                        111,455          116,125          76,446           57,273             N/A

JNL/MCM Select Small-Cap Division
(NY)(319)

  Accumulation unit value:
    Beginning of period                       $18.51           $17.32           $15.71           $11.37             N/A
    End of period                             $20.18           $18.51           $17.32           $15.71             N/A
  Accumulation units outstanding
  at the end of period                           -             83,264           19,258           12,056             N/A

JNL/MCM Small Cap Index Division(343)

  Accumulation unit value:
    Beginning of period                       $13.36           $13.05           $11.31            $9.27             N/A
    End of period                             $15.43           $13.36           $13.05           $11.31             N/A
  Accumulation units outstanding
  at the end of period                        50,964           49,397           37,063           26,006             N/A

JNL/MCM Technology Sector Division(787)

  Accumulation unit value:
    Beginning of period                        $5.67            $5.24             N/A              N/A              N/A
    End of period                              $6.09            $5.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,100           12,397             N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(689)

  Accumulation unit value:
    Beginning of period                       $15.52           $11.36            $9.54             N/A              N/A
    End of period                             $15.02           $15.52           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        157,888          144,177           6,806             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.07           $10.41             N/A              N/A
    End of period                             $13.16           $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,193           50,242             392              N/A              N/A

JNL/Oppenheimer Global Growth
Division(387)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.19            $9.66            $7.89             N/A
    End of period                             $14.38           $12.51           $11.19            $9.66             N/A
  Accumulation units outstanding
  at the end of period                        39,431           34,906           11,814            6,967             N/A

JNL/Oppenheimer Growth Division(402)

  Accumulation unit value:
    Beginning of period                        $8.69            $8.10            $7.91            $7.90             N/A
    End of period                              $8.96            $8.69            $8.10            $7.91             N/A
  Accumulation units outstanding
  at the end of period                         8,059            8,985            8,801            8,354             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(330)

  Accumulation unit value:
    Beginning of period                       $13.71           $13.64           $13.29           $13.38             N/A
    End of period                             $13.94           $13.71           $13.64           $13.29             N/A
  Accumulation units outstanding
  at the end of period                        93,867           90,661           21,529            9,226             N/A

JNL/PPM America High Yield Bond
Division(328)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.04           $13.98             N/A
    End of period                               N/A              N/A            $15.51           $15.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,443             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(396)

  Accumulation unit value:
    Beginning of period                       $20.86           $19.52           $17.58           $15.62             N/A
    End of period                             $23.32           $20.86           $19.52           $17.58             N/A
  Accumulation units outstanding
  at the end of period                         1,497            1,520            1,546            1,574             N/A

JNL/Putnam Midcap Growth Division(335)

  Accumulation unit value:
    Beginning of period                        $8.21            $7.46            $6.40            $5.40             N/A
    End of period                              $8.53            $8.21            $7.46            $6.40             N/A
  Accumulation units outstanding
  at the end of period                        29,163           29,981           30,129           25,544             N/A

JNL/Putnam Value Equity Division(395)

  Accumulation unit value:
    Beginning of period                       $19.76           $19.17           $17.77           $16.10             N/A
    End of period                             $21.95           $19.76           $19.17           $17.77             N/A
  Accumulation units outstanding
  at the end of period                         5,358            2,329            2,298            1,267             N/A

JNL/S&P Core Index 100 Division(343)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.22            $9.30             N/A
    End of period                               N/A              N/A            $10.38           $10.22             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,287             N/A

JNL/S&P Core Index 50 Division(417)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.92            $9.02             N/A
    End of period                               N/A              N/A            $10.09            $9.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,278             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(339)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08            $8.69             N/A
    End of period                               N/A              N/A            $10.25           $10.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             15,545             N/A

JNL/S&P Managed Aggressive Growth
Division(358)

  Accumulation unit value:
    Beginning of period                       $13.20           $12.38           $11.19            $9.89             N/A
    End of period                             $14.99           $13.20           $12.38           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        87,739           81,440           57,474           13,771             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(704)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.31           $10.18             N/A              N/A
    End of period                             $11.13           $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,047           68,928           64,639             N/A              N/A

JNL/S&P Managed Growth Division(348)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.61           $11.52           $10.56             N/A
    End of period                             $14.93           $13.31           $12.61           $11.52             N/A
  Accumulation units outstanding
  at the end of period                        410,552          411,413          243,138          159,605            N/A

JNL/S&P Managed Moderate Division(692)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.50           $10.00             N/A              N/A
    End of period                             $11.75           $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        286,878          256,536          55,378             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(328)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.31           $11.43           $10.37             N/A
    End of period                             $14.19           $12.88           $12.31           $11.43             N/A
  Accumulation units outstanding
  at the end of period                        389,065          357,310          54,765           48,504             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(368)

  Accumulation unit value:
    Beginning of period                       $23.04           $22.26           $20.43           $18.78             N/A
    End of period                             $25.73           $23.04           $22.26           $20.43             N/A
  Accumulation units outstanding
  at the end of period                        14,111           14,338            6,908            5,176             N/A

JNL/Select Global Growth Division(1150)

  Accumulation unit value:
    Beginning of period                       $22.84             N/A              N/A              N/A              N/A
    End of period                             $25.02             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          155              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(787)

  Accumulation unit value:
    Beginning of period                       $25.97           $23.55             N/A              N/A              N/A
    End of period                             $26.68           $25.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          28               16               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(408)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.83           $11.94           $11.99             N/A
    End of period                             $12.26           $11.94           $11.83           $11.94             N/A
  Accumulation units outstanding
  at the end of period                        21,785            2,619           22,349            1,042             N/A

JNL/Select Value Division(387)

  Accumulation unit value:
    Beginning of period                       $17.34           $16.32           $14.47           $12.46             N/A
    End of period                             $20.61           $17.34           $16.32           $14.47             N/A
  Accumulation units outstanding
  at the end of period                        10,332            9,948            4,952            3,841             N/A

JNL/T.Rowe Price Established Growth
Division(375)

  Accumulation unit value:
    Beginning of period                       $25.99           $24.93           $23.09           $20.54             N/A
    End of period                             $29.04           $25.99           $24.93           $23.09             N/A
  Accumulation units outstanding
  at the end of period                         1,739            1,825            1,338            1,097             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(339)

  Accumulation unit value:
    Beginning of period                       $36.29           $32.37           $27.91           $23.49             N/A
    End of period                             $38.09           $36.29           $32.37           $27.91             N/A
  Accumulation units outstanding
  at the end of period                         6,542            6,503            4,950            4,327             N/A

JNL/T.Rowe Price Value Division(328)

  Accumulation unit value:
    Beginning of period                       $13.57           $13.01           $11.49            $9.32             N/A
    End of period                             $16.00           $13.57           $13.01           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        22,264           18,930           13,744           12,454             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.77           $12.42             N/A              N/A
    End of period                             $13.86           $12.76           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        76,867           81,688           22,504             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(398)

  Accumulation unit value:
    Beginning of period                       $18.16           $18.01           $17.14           $16.35             N/A
    End of period                             $18.69           $18.16           $18.01           $17.14             N/A
  Accumulation units outstanding
  at the end of period                        27,202           27,646            5,284            3,657             N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(359)

  Accumulation unit value:
    Beginning of period                       $15.15           $15.07           $14.76           $15.24             N/A
    End of period                             $15.38           $15.15           $15.07           $14.76             N/A
  Accumulation units outstanding
  at the end of period                        28,341           28,725            7,399            5,863             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.77%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(614)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.05           $10.41             N/A              N/A
    End of period                             $12.34           $11.65           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,912            5,056            3,872             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(924)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.04             N/A              N/A              N/A
    End of period                             $15.49           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,949             839              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(620)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.79           $10.59             N/A              N/A
    End of period                             $14.13           $12.56           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,940            1,331            1,478             N/A              N/A

JNL/Alger Growth Division(614)

  Accumulation unit value:
    Beginning of period                       $18.61           $16.87           $15.77             N/A              N/A
    End of period                             $19.19           $18.61           $16.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,379            2,133            1,908             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $16.93           $16.67           $15.02             N/A              N/A
    End of period                             $18.69           $16.93           $16.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,574            1,953             814              N/A              N/A

JNL/Eagle SmallCap Equity Division(647)

  Accumulation unit value:
    Beginning of period                       $19.12           $18.98           $15.66             N/A              N/A
    End of period                             $22.56           $19.12           $18.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,333             987             1,201             N/A              N/A

JNL/FMR Balanced Division(584)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.02            $9.05             N/A              N/A
    End of period                             $11.80           $10.84           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,626           14,751           14,985             N/A              N/A

JNL/FMR MidCap Equity Division(695)

  Accumulation unit value:
    Beginning of period                       $21.15           $20.27           $18.14             N/A              N/A
    End of period                             $23.29           $21.15           $20.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,878             221              278              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1107)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,151             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(945)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.69             N/A              N/A              N/A
    End of period                             $12.61           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,551             153              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1027)

  Accumulation unit value:
    Beginning of period                       $11.53             N/A              N/A              N/A              N/A
    End of period                             $12.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,667             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1203)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          366              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(593)

  Accumulation unit value:
    Beginning of period                       $14.15           $13.01           $11.32             N/A              N/A
    End of period                             $17.04           $14.15           $13.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,901             461              341              N/A              N/A

JNL/JPMorgan International Value
Division(647)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.20            $8.61             N/A              N/A
    End of period                             $15.41           $11.89           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,262            3,850            4,823             N/A              N/A

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.48             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,275             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(624)

  Accumulation unit value:
    Beginning of period                       $17.97           $16.81           $14.50             N/A              N/A
    End of period                             $20.23           $17.97           $16.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,107            2,899            1,606             N/A              N/A

JNL/Lazard Small Cap Value Division(714)

  Accumulation unit value:
    Beginning of period                       $14.68           $14.28           $13.99             N/A              N/A
    End of period                             $16.84           $14.68           $14.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,738            3,455              5               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.85             N/A              N/A              N/A              N/A
    End of period                             $12.37             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,283             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(633)

  Accumulation unit value:
    Beginning of period                       $15.20           $15.95           $14.08             N/A              N/A
    End of period                             $16.03           $15.20           $15.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             21,308           16,724             N/A              N/A

JNL/MCM Bond Index Division(643)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.99           $10.90             N/A              N/A
    End of period                             $11.20           $11.00           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,945           15,567            9,257             N/A              N/A

JNL/MCM Communications Sector
Division(1004)

  Accumulation unit value:
    Beginning of period                        $4.66             N/A              N/A              N/A              N/A
    End of period                              $5.93             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,221             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(795)

  Accumulation unit value:
    Beginning of period                       $10.26           $10.22             N/A              N/A              N/A
    End of period                             $11.43           $10.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          615              403              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                       $12.93           $13.95           $12.89             N/A              N/A
    End of period                             $16.45           $12.93           $13.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,662           17,696            7,983             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,456             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(653)

  Accumulation unit value:
    Beginning of period                        $8.35            $8.15            $7.41             N/A              N/A
    End of period                              $9.58            $8.35            $8.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,836           16,173            9,360             N/A              N/A

JNL/MCM Financial Sector Division(636)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.90           $10.41             N/A              N/A
    End of period                             $14.44           $12.38           $11.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,780             29               30               N/A              N/A

JNL/MCM Global 15 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                       $16.68           $15.42           $12.29             N/A              N/A
    End of period                             $22.94           $16.68           $15.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,645           16,743           12,800             N/A              N/A

JNL/MCM Healthcare Sector Division(614)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.59           $10.35             N/A              N/A
    End of period                             $11.69           $11.20           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,930            2,072             886              N/A              N/A

JNL/MCM International Index Division(638)

  Accumulation unit value:
    Beginning of period                       $14.97           $13.45           $11.24             N/A              N/A
    End of period                             $18.48           $14.97           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,426           12,242            3,996             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.90           $10.40             N/A              N/A
    End of period                             $13.83           $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        769,913          202,746          15,926             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.75             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,041             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(780)

  Accumulation unit value:
    Beginning of period                       $10.55            $9.98             N/A              N/A              N/A
    End of period                             $10.83           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,787            2,401             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(714)

  Accumulation unit value:
    Beginning of period                       $22.98           $17.09           $17.52             N/A              N/A
    End of period                             $27.27           $22.98           $17.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,145            5,274              4               N/A              N/A

JNL/MCM S&P 10 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                       $17.57           $13.03           $11.62             N/A              N/A
    End of period                             $18.04           $17.57           $13.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,089           32,847           11,494             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(637)

  Accumulation unit value:
    Beginning of period                       $14.00           $12.72           $10.82             N/A              N/A
    End of period                             $15.09           $14.00           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,860            9,165            5,462             N/A              N/A

JNL/MCM S&P 500 Index Division(584)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.40            $9.42             N/A              N/A
    End of period                             $12.06           $10.66           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,638           39,047           23,079             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(640)

  Accumulation unit value:
    Beginning of period                       $18.50           $17.31           $13.01             N/A              N/A
    End of period                             $20.16           $18.50           $17.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             12,399            4,789             N/A              N/A

JNL/MCM Small Cap Index Division(636)

  Accumulation unit value:
    Beginning of period                       $13.35           $13.04           $10.44             N/A              N/A
    End of period                             $15.41           $13.35           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,295            8,101            4,074             N/A              N/A

JNL/MCM Technology Sector Division(636)

  Accumulation unit value:
    Beginning of period                        $5.66            $5.62            $4.79             N/A              N/A
    End of period                              $6.08            $5.66            $5.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,791             159              160              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(693)

  Accumulation unit value:
    Beginning of period                       $15.52           $11.36           $10.08             N/A              N/A
    End of period                             $15.01           $15.52           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        165,907          70,101             169              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                       $11.94           $10.52             N/A              N/A              N/A
    End of period                             $13.16           $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,462            3,603             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(591)

  Accumulation unit value:
    Beginning of period                       $12.21           $10.92            $9.75             N/A              N/A
    End of period                             $14.03           $12.21           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,181            8,805            3,244             N/A              N/A

JNL/Oppenheimer Growth Division(593)

  Accumulation unit value:
    Beginning of period                        $8.68            $8.09            $8.03             N/A              N/A
    End of period                              $8.95            $8.68            $8.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,162            4,053             619              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(614)

  Accumulation unit value:
    Beginning of period                       $13.69           $13.62           $13.26             N/A              N/A
    End of period                             $13.92           $13.69           $13.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,873           98,419           11,878             N/A              N/A

JNL/PPM America High Yield Bond
Division(591)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.77             N/A              N/A
    End of period                               N/A              N/A            $15.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(945)

  Accumulation unit value:
    Beginning of period                       $20.82           $19.98             N/A              N/A              N/A
    End of period                             $23.27           $20.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,103             82               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(672)

  Accumulation unit value:
    Beginning of period                        $8.20            $7.45            $6.55             N/A              N/A
    End of period                              $8.52            $8.20            $7.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          825             1,052             157              N/A              N/A

JNL/Putnam Value Equity Division(672)

  Accumulation unit value:
    Beginning of period                       $19.73           $19.13           $17.65             N/A              N/A
    End of period                             $21.91           $19.73           $19.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               85               58               N/A              N/A

JNL/S&P Core Index 100 Division(584)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.03             N/A              N/A
    End of period                               N/A              N/A            $10.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.86             N/A              N/A
    End of period                               N/A              N/A            $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.67             N/A              N/A
    End of period                               N/A              N/A            $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(620)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.24             N/A              N/A
    End of period                               N/A              N/A            $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(594)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.35             N/A              N/A
    End of period                               N/A              N/A            $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.37           $11.25             N/A              N/A
    End of period                             $14.97           $13.18           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,227           35,091           71,334             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(716)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.31           $10.20             N/A              N/A
    End of period                             $11.13           $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,999            4,887            1,014             N/A              N/A

JNL/S&P Managed Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $13.29           $12.59           $11.30             N/A              N/A
    End of period                             $14.91           $13.29           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        330,784          85,610           59,686             N/A              N/A

JNL/S&P Managed Moderate Division(679)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.50            $9.96             N/A              N/A
    End of period                             $11.74           $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        161,328          79,016            2,142             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(591)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.22           $11.42             N/A              N/A
    End of period                             $14.08           $12.77           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        409,144          93,449            8,634             N/A              N/A

JNL/S&P Retirement 2015 Division(1010)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          728              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1108)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,946             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division(1181)

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A              N/A
    End of period                             $11.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1074)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,377             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(614)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.82             N/A              N/A
    End of period                               N/A              N/A            $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(584)

  Accumulation unit value:
    Beginning of period                       $22.99           $22.22           $20.19             N/A              N/A
    End of period                             $25.67           $22.99           $22.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,045           27,471           13,905             N/A              N/A

JNL/Select Global Growth Division(614)

  Accumulation unit value:
    Beginning of period                       $22.43           $22.40           $20.40             N/A              N/A
    End of period                             $24.96           $22.43           $22.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          677              614              616              N/A              N/A

JNL/Select Large Cap Growth Division(617)

  Accumulation unit value:
    Beginning of period                       $25.91           $25.20           $23.36             N/A              N/A
    End of period                             $26.63           $25.91           $25.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,979            1,031             705              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(591)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.81           $11.86             N/A              N/A
    End of period                             $12.24           $11.92           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        146,128           6,189            3,533             N/A              N/A

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                       $17.33           $16.31           $14.69             N/A              N/A
    End of period                             $20.59           $17.33           $16.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,299            2,362            3,085             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(591)

  Accumulation unit value:
    Beginning of period                       $25.58           $24.54           $23.15             N/A              N/A
    End of period                             $28.57           $25.58           $24.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,477            5,084            2,454             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(593)

  Accumulation unit value:
    Beginning of period                       $36.21           $32.30           $28.89             N/A              N/A
    End of period                             $38.00           $36.21           $32.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,691            1,832            2,307             N/A              N/A

JNL/T.Rowe Price Value Division(591)

  Accumulation unit value:
    Beginning of period                       $13.20           $12.65           $11.66             N/A              N/A
    End of period                             $15.56           $13.20           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,416           19,706           18,685             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.74           $12.76           $12.41             N/A              N/A
    End of period                             $13.84           $12.74           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        97,662            9,260           86,201             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(689)

  Accumulation unit value:
    Beginning of period                       $18.12           $17.98           $17.64             N/A              N/A
    End of period                             $18.64           $18.12           $17.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,916            6,271             270              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(636)

  Accumulation unit value:
    Beginning of period                       $15.12           $15.04           $14.82             N/A              N/A
    End of period                             $15.34           $15.12           $15.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,478            3,612            1,141             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.795%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(312)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.05           $10.23            $8.31             N/A
    End of period                             $12.33           $11.64           $11.05           $10.23             N/A
  Accumulation units outstanding
  at the end of period                        17,005           19,023           17,449           17,518             N/A

JNL/AIM Premier Equity II Division(429)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.36            $8.87             N/A
    End of period                               N/A              N/A             $9.14            $9.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/AIM Real Estate Division(849)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.75             N/A              N/A              N/A
    End of period                             $15.49           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,004            1,796             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(309)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.78           $11.22            $8.09             N/A
    End of period                             $14.11           $12.55           $11.78           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        10,526            1,596            3,302            4,873             N/A

JNL/Alger Growth Division(334)

  Accumulation unit value:
    Beginning of period                       $18.56           $16.83           $16.31           $13.48             N/A
    End of period                             $19.14           $18.56           $16.83           $16.31             N/A
  Accumulation units outstanding
  at the end of period                         9,563           10,027            9,248            7,974             N/A

JNL/Alliance Capital Growth Division(334)

  Accumulation unit value:
    Beginning of period                         N/A             $9.66            $9.26            $8.07             N/A
    End of period                               N/A             $8.78            $9.66            $9.26             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               702              431              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(326)

  Accumulation unit value:
    Beginning of period                       $16.89           $16.63           $15.93           $13.92             N/A
    End of period                             $18.64           $16.89           $16.63           $15.93             N/A
  Accumulation units outstanding
  at the end of period                        12,755           13,482           13,400           14,615             N/A

JNL/Eagle SmallCap Equity Division(422)

  Accumulation unit value:
    Beginning of period                       $19.09           $18.96           $16.25           $15.17             N/A
    End of period                             $22.52           $19.09           $18.96           $16.25             N/A
  Accumulation units outstanding
  at the end of period                         2,215             373              928               7               N/A

JNL/FMR Balanced Division(313)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.01            $9.31            $8.52             N/A
    End of period                             $11.78           $10.82           $10.01            $9.31             N/A
  Accumulation units outstanding
  at the end of period                        35,287           27,955           29,646           27,592             N/A

JNL/FMR MidCap Equity Division(309)

  Accumulation unit value:
    Beginning of period                       $21.09           $20.22           $17.45           $13.54             N/A
    End of period                             $23.21           $21.09           $20.22           $17.45             N/A
  Accumulation units outstanding
  at the end of period                          900              452              452              453              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,708             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.53             N/A              N/A              N/A
    End of period                             $12.60           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,306            1,833             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(849)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.65             N/A              N/A              N/A
    End of period                             $12.79           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,215            2,719             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,056             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(334)

  Accumulation unit value:
    Beginning of period                       $14.11           $12.98           $11.36            $9.26             N/A
    End of period                             $16.99           $14.11           $12.98           $11.36             N/A
  Accumulation units outstanding
  at the end of period                         8,116            4,361            2,143             352              N/A

JNL/JPMorgan International Value
Division(353)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.21            $8.48            $6.87             N/A
    End of period                             $15.41           $11.89           $10.21            $8.48             N/A
  Accumulation units outstanding
  at the end of period                        14,450            6,151            4,993            1,943             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(336)

  Accumulation unit value:
    Beginning of period                       $17.98           $16.82           $13.73           $11.45             N/A
    End of period                             $20.23           $17.98           $16.82           $13.73             N/A
  Accumulation units outstanding
  at the end of period                         8,073            9,198            7,826            9,088             N/A

JNL/Lazard Small Cap Value Division(334)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.24           $12.57            $9.77             N/A
    End of period                             $16.80           $14.64           $14.24           $12.57             N/A
  Accumulation units outstanding
  at the end of period                        11,208           11,175           10,636           12,058             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.83             N/A              N/A              N/A              N/A
    End of period                             $12.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,978             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                       $15.18           $15.94           $13.31            $9.25             N/A
    End of period                             $16.02           $15.18           $15.94           $13.31             N/A
  Accumulation units outstanding
  at the end of period                           -             73,873           71,748           115,991            N/A

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.98           $10.79           $10.98             N/A
    End of period                             $11.19           $10.99           $10.98           $10.79             N/A
  Accumulation units outstanding
  at the end of period                          758             2,742             835             7,501             N/A

JNL/MCM Communications Sector
Division(745)

  Accumulation unit value:
    Beginning of period                        $4.43            $4.39             N/A              N/A              N/A
    End of period                              $5.92            $4.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,394            5,175             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                       $12.92           $13.94           $13.78            $9.73             N/A
    End of period                             $16.43           $12.92           $13.94           $13.78             N/A
  Accumulation units outstanding
  at the end of period                        44,321           116,413          95,035           98,079             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        94,994             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(358)

  Accumulation unit value:
    Beginning of period                        $8.34            $8.14            $7.45            $6.53             N/A
    End of period                              $9.57            $8.34            $8.14            $7.45             N/A
  Accumulation units outstanding
  at the end of period                          938             2,189            2,103            1,220             N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.90           $10.67           $10.46             N/A
    End of period                             $14.45           $12.40           $11.90           $10.67             N/A
  Accumulation units outstanding
  at the end of period                          98                -                -               986              N/A

JNL/MCM Global 15 Division (NY)(309)

  Accumulation unit value:
    Beginning of period                       $16.67           $15.41           $12.34            $8.82             N/A
    End of period                             $22.91           $16.67           $15.41           $12.34             N/A
  Accumulation units outstanding
  at the end of period                        28,746           22,650           28,609            3,143             N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $11.15           $10.58           $10.41           $10.21             N/A
    End of period                             $11.62           $11.15           $10.58           $10.41             N/A
  Accumulation units outstanding
  at the end of period                         2,809              9                9              1,262             N/A

JNL/MCM International Index Division(336)

  Accumulation unit value:
    Beginning of period                       $14.99           $13.46           $11.47            $8.94             N/A
    End of period                             $18.48           $14.99           $13.46           $11.47             N/A
  Accumulation units outstanding
  at the end of period                         7,489            4,189            2,343            1,906             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.90           $10.50             N/A              N/A
    End of period                             $13.83           $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,242           11,642             373              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(507)

  Accumulation unit value:
    Beginning of period                       $22.84           $16.98           $13.29             N/A              N/A
    End of period                             $27.10           $22.84           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,170            3,648             11               N/A              N/A

JNL/MCM S&P 10 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                       $17.55           $13.03           $11.24            $9.36             N/A
    End of period                             $18.03           $17.55           $13.03           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        79,022           93,176           88,093           173,129            N/A

JNL/MCM S&P 24 Division (NY)(1096)

  Accumulation unit value:
    Beginning of period                        $9.53             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,068             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(309)

  Accumulation unit value:
    Beginning of period                       $13.98           $12.71           $11.18            $8.25             N/A
    End of period                             $15.07           $13.98           $12.71           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        20,373           21,740           17,770           12,046             N/A

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.39            $9.61            $7.74             N/A
    End of period                             $12.04           $10.65           $10.39            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        54,643           56,836           54,779           48,171             N/A

JNL/MCM Select Small-Cap Division
(NY)(298)

  Accumulation unit value:
    Beginning of period                       $18.48           $17.30           $15.70           $10.62             N/A
    End of period                             $20.14           $18.48           $17.30           $15.70             N/A
  Accumulation units outstanding
  at the end of period                           -             42,511           40,269           75,226             N/A

JNL/MCM Small Cap Index Division(309)

  Accumulation unit value:
    Beginning of period                       $13.34           $13.03           $11.30            $7.78             N/A
    End of period                             $15.39           $13.34           $13.03           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        21,518           24,959           20,413           15,967             N/A

JNL/MCM Technology Sector Division(1022)

  Accumulation unit value:
    Beginning of period                        $5.91             N/A              N/A              N/A              N/A
    End of period                              $6.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          229              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(717)

  Accumulation unit value:
    Beginning of period                       $15.51           $11.36           $11.04             N/A              N/A
    End of period                             $15.01           $15.51           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        216,262          212,266          206,301            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(328)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.17            $9.65            $7.26             N/A
    End of period                             $14.34           $12.48           $11.17            $9.65             N/A
  Accumulation units outstanding
  at the end of period                        18,088           19,079           17,621           18,112             N/A

JNL/Oppenheimer Growth Division(329)

  Accumulation unit value:
    Beginning of period                        $8.67            $8.09            $7.90            $7.19             N/A
    End of period                              $8.93            $8.67            $8.09            $7.90             N/A
  Accumulation units outstanding
  at the end of period                         2,823            2,824            2,825            2,379             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(230)

  Accumulation unit value:
    Beginning of period                       $13.66           $13.60           $13.25           $12.88           $12.70
    End of period                             $13.89           $13.66           $13.60           $13.25           $12.88
  Accumulation units outstanding
  at the end of period                        81,511           81,031           52,120           49,150             481

JNL/PPM America High Yield Bond
Division(307)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.98           $13.55             N/A
    End of period                               N/A              N/A            $15.45           $14.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             45,239             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(309)

  Accumulation unit value:
    Beginning of period                       $20.76           $19.44           $17.51           $14.03             N/A
    End of period                             $23.20           $20.76           $19.44           $17.51             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Putnam Midcap Growth Division(342)

  Accumulation unit value:
    Beginning of period                        $8.19            $7.44            $6.39            $5.68             N/A
    End of period                              $8.51            $8.19            $7.44            $6.39             N/A
  Accumulation units outstanding
  at the end of period                         2,554            2,014            1,887            1,755             N/A

JNL/Putnam Value Equity Division(309)

  Accumulation unit value:
    Beginning of period                       $19.67           $19.09           $17.70           $14.22             N/A
    End of period                             $21.84           $19.67           $19.09           $17.70             N/A
  Accumulation units outstanding
  at the end of period                         9,909           10,405            5,953            6,369             N/A

JNL/S&P Core Index 100 Division(320)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21            $8.74             N/A
    End of period                               N/A              N/A            $10.37           $10.21             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,618             N/A

JNL/S&P Core Index 50 Division(390)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91            $8.77             N/A
    End of period                               N/A              N/A            $10.08            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               327              N/A

JNL/S&P Core Index 75 Division(309)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07            $8.14             N/A
    End of period                               N/A              N/A            $10.26           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,185             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(504)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.49             N/A              N/A
    End of period                               N/A              N/A            $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(307)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.06            $7.69             N/A
    End of period                               N/A              N/A            $10.22           $10.06             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             271,060            N/A

JNL/S&P Managed Aggressive Growth
Division(307)

  Accumulation unit value:
    Beginning of period                       $13.16           $12.35           $11.16            $8.80             N/A
    End of period                             $14.93           $13.16           $12.35           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        184,257          210,611          293,194          23,221             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.31            $9.96             N/A              N/A
    End of period                             $11.12           $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Growth Division(230)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.57           $11.49            $9.61            $9.75
    End of period                             $14.88           $13.27           $12.57           $11.49            $9.61
  Accumulation units outstanding
  at the end of period                        84,647           105,605          111,170          121,228           1,044

JNL/S&P Managed Moderate Division(1163)

  Accumulation unit value:
    Beginning of period                       $11.33             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,189             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(299)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.27           $11.41            $9.73             N/A
    End of period                             $14.14           $12.83           $12.27           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        62,240           56,016           53,988           49,996             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(504)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.00             N/A              N/A
    End of period                               N/A              N/A            $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(309)

  Accumulation unit value:
    Beginning of period                       $22.93           $22.17           $20.36           $17.05             N/A
    End of period                             $25.60           $22.93           $22.17           $20.36             N/A
  Accumulation units outstanding
  at the end of period                        12,899           11,692           10,089           10,602             N/A

JNL/Select Global Growth Division(990)

  Accumulation unit value:
    Beginning of period                       $23.61             N/A              N/A              N/A              N/A
    End of period                             $24.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          592              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(350)

  Accumulation unit value:
    Beginning of period                       $25.85           $25.14           $22.92           $20.77             N/A
    End of period                             $26.56           $25.85           $25.14           $22.92             N/A
  Accumulation units outstanding
  at the end of period                         1,099             357              399              357              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(315)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.78           $11.90           $12.01             N/A
    End of period                             $12.20           $11.88           $11.78           $11.90             N/A
  Accumulation units outstanding
  at the end of period                        12,392           41,654            8,354            4,853             N/A

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                       $17.33           $16.31           $14.47           $12.28             N/A
    End of period                             $20.58           $17.33           $16.31           $14.47             N/A
  Accumulation units outstanding
  at the end of period                        10,415           14,469           12,460            7,453             N/A

JNL/T.Rowe Price Established Growth
Division(328)

  Accumulation unit value:
    Beginning of period                       $25.87           $24.83           $23.00           $19.47             N/A
    End of period                             $28.89           $25.87           $24.83           $23.00             N/A
  Accumulation units outstanding
  at the end of period                        10,569           11,836           10,825           11,333             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(334)

  Accumulation unit value:
    Beginning of period                       $36.11           $32.22           $27.79           $22.35             N/A
    End of period                             $37.88           $36.11           $32.22           $27.79             N/A
  Accumulation units outstanding
  at the end of period                         8,324            6,562            5,536            6,035             N/A

JNL/T.Rowe Price Value Division(256)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.98           $11.47            $8.97             N/A
    End of period                             $15.95           $13.53           $12.98           $11.47             N/A
  Accumulation units outstanding
  at the end of period                        23,896           22,204           18,187           25,104             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.73           $12.39             N/A              N/A
    End of period                             $13.81           $12.72           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,493           21,192           52,719             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(317)

  Accumulation unit value:
    Beginning of period                       $18.09           $17.94           $17.09           $16.26             N/A
    End of period                             $18.60           $18.09           $17.94           $17.09             N/A
  Accumulation units outstanding
  at the end of period                         6,444            6,263            9,254           10,695             N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(255)

  Accumulation unit value:
    Beginning of period                       $15.08           $15.00           $14.71           $14.73             N/A
    End of period                             $15.30           $15.08           $15.00           $14.71             N/A
  Accumulation units outstanding
  at the end of period                         6,060            9,463            6,403            6,931             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.80%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(549)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.04           $10.58             N/A              N/A
    End of period                             $12.32           $11.63           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          701              779              542              N/A              N/A

JNL/AIM Premier Equity II Division(373)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.35            $8.40             N/A
    End of period                               N/A              N/A             $9.14            $9.35             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/AIM Real Estate Division(1043)

  Accumulation unit value:
    Beginning of period                       $12.93             N/A              N/A              N/A              N/A
    End of period                             $15.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          770              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(373)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.78           $11.22            $9.80             N/A
    End of period                             $14.11           $12.54           $11.78           $11.22             N/A
  Accumulation units outstanding
  at the end of period                           -               254              255               -               N/A

JNL/Alger Growth Division(646)

  Accumulation unit value:
    Beginning of period                       $18.55           $16.82           $14.86             N/A              N/A
    End of period                             $19.13           $18.55           $16.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          110              110              110              N/A              N/A

JNL/Alliance Capital Growth Division(458)

  Accumulation unit value:
    Beginning of period                         N/A             $9.66            $9.25            $8.83             N/A
    End of period                               N/A             $8.78            $9.66            $9.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(466)

  Accumulation unit value:
    Beginning of period                       $16.88           $16.63           $15.92           $13.81             N/A
    End of period                             $18.63           $16.88           $16.63           $15.92             N/A
  Accumulation units outstanding
  at the end of period                          612              612              612               -               N/A

JNL/Eagle SmallCap Equity Division(458)

  Accumulation unit value:
    Beginning of period                       $19.07           $18.94           $16.23           $15.81             N/A
    End of period                             $22.49           $19.07           $18.94           $16.23             N/A
  Accumulation units outstanding
  at the end of period                          87               92               93                -               N/A

JNL/FMR Balanced Division(403)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.01            $9.31            $8.36             N/A
    End of period                             $11.77           $10.82           $10.01            $9.31             N/A
  Accumulation units outstanding
  at the end of period                          213               -                -                -               N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1119)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,520             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1061)

  Accumulation unit value:
    Beginning of period                       $12.16             N/A              N/A              N/A              N/A
    End of period                             $12.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          200              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1061)

  Accumulation unit value:
    Beginning of period                       $11.97             N/A              N/A              N/A              N/A
    End of period                             $12.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          203              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(403)

  Accumulation unit value:
    Beginning of period                       $14.10           $12.97           $11.35            $9.20             N/A
    End of period                             $16.98           $14.10           $12.97           $11.35             N/A
  Accumulation units outstanding
  at the end of period                          150               -                -                -               N/A

JNL/JPMorgan International Value
Division(896)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.60             N/A              N/A              N/A
    End of period                             $15.37           $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          755               -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(506)

  Accumulation unit value:
    Beginning of period                       $17.93           $16.78           $14.21             N/A              N/A
    End of period                             $20.18           $17.93           $16.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,082           33,718           28,001             N/A              N/A

JNL/Lazard Small Cap Value Division(466)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.24           $12.57            $9.88             N/A
    End of period                             $16.79           $14.64           $14.24           $12.57             N/A
  Accumulation units outstanding
  at the end of period                         2,075            2,108             229               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.82             N/A              N/A              N/A              N/A
    End of period                             $12.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,046             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                       $15.19           $15.95           $13.32           $10.51             N/A
    End of period                             $16.03           $15.19           $15.95           $13.32             N/A
  Accumulation units outstanding
  at the end of period                           -             19,552           14,677             195              N/A

JNL/MCM Bond Index Division(466)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.98           $10.79           $10.48             N/A
    End of period                             $11.18           $10.99           $10.98           $10.79             N/A
  Accumulation units outstanding
  at the end of period                        17,894           18,317            6,659              -               N/A

JNL/MCM Communications Sector
Division(538)

  Accumulation unit value:
    Beginning of period                        $4.43            $4.47            $4.12             N/A              N/A
    End of period                              $5.92            $4.43            $4.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,889            3,173            2,678             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(560)

  Accumulation unit value:
    Beginning of period                       $10.24           $10.68           $10.04             N/A              N/A
    End of period                             $11.41           $10.24           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,739            3,551            3,551             N/A              N/A

JNL/MCM Dow 10 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                       $12.93           $13.95           $13.79           $11.32             N/A
    End of period                             $16.44           $12.93           $13.95           $13.79             N/A
  Accumulation units outstanding
  at the end of period                        22,863           25,957           20,511             188              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1030)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,110             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(422)

  Accumulation unit value:
    Beginning of period                        $8.34            $8.15            $7.45            $5.65             N/A
    End of period                              $9.57            $8.34            $8.15            $7.45             N/A
  Accumulation units outstanding
  at the end of period                          343               -                -                -               N/A

JNL/MCM Financial Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.89           $10.81             N/A              N/A
    End of period                             $14.45           $12.40           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,298            3,298            3,298             N/A              N/A

JNL/MCM Global 15 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                       $16.68           $15.42           $12.35           $10.19             N/A
    End of period                             $22.93           $16.68           $15.42           $12.35             N/A
  Accumulation units outstanding
  at the end of period                        14,051           14,639            9,313              -               N/A

JNL/MCM Healthcare Sector Division(538)

  Accumulation unit value:
    Beginning of period                       $11.17           $10.57           $10.46             N/A              N/A
    End of period                             $11.66           $11.17           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,440            1,269            1,064             N/A              N/A

JNL/MCM International Index Division(502)

  Accumulation unit value:
    Beginning of period                       $14.96           $13.44           $11.87             N/A              N/A
    End of period                             $18.45           $14.96           $13.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,688           60,378           40,437             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(796)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.72             N/A              N/A              N/A
    End of period                             $13.83           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,701            7,457             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(1028)

  Accumulation unit value:
    Beginning of period                        $9.76             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          199              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $22.93           $17.07           $14.38             N/A              N/A
    End of period                             $27.20           $22.93           $17.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          314              924              601              N/A              N/A

JNL/MCM S&P 10 Division (NY)(464)

  Accumulation unit value:
    Beginning of period                       $17.55           $13.02           $11.24           $10.69             N/A
    End of period                             $18.02           $17.55           $13.02           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        16,164           16,544           11,542             223              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(373)

  Accumulation unit value:
    Beginning of period                       $13.98           $12.71           $11.18            $9.61             N/A
    End of period                             $15.06           $13.98           $12.71           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        38,052           32,487            9,992              -               N/A

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.39            $9.61            $9.16             N/A
    End of period                             $12.04           $10.65           $10.39            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        52,072           45,586           20,242            3,386             N/A

JNL/MCM Select Small-Cap Division
(NY)(449)

  Accumulation unit value:
    Beginning of period                       $18.48           $17.30           $15.70           $15.59             N/A
    End of period                             $20.14           $18.48           $17.30           $15.70             N/A
  Accumulation units outstanding
  at the end of period                           -              9,546            5,024              -               N/A

JNL/MCM Small Cap Index Division(373)

  Accumulation unit value:
    Beginning of period                       $13.34           $13.03           $11.30            $9.47             N/A
    End of period                             $15.39           $13.34           $13.03           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        37,765           32,716            9,671              -               N/A

JNL/MCM Technology Sector Division(551)

  Accumulation unit value:
    Beginning of period                        $5.65            $5.62            $5.75             N/A              N/A
    End of period                              $6.07            $5.65            $5.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          360              362              364              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(873)

  Accumulation unit value:
    Beginning of period                       $15.51           $12.77             N/A              N/A              N/A
    End of period                             $15.00           $15.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,515             186              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(1028)

  Accumulation unit value:
    Beginning of period                       $11.69             N/A              N/A              N/A              N/A
    End of period                             $13.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          166              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(422)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.18            $9.66            $6.92             N/A
    End of period                             $14.35           $12.49           $11.18            $9.66             N/A
  Accumulation units outstanding
  at the end of period                         1,162            1,094             984               -               N/A

JNL/Oppenheimer Growth Division(975)

  Accumulation unit value:
    Beginning of period                        $8.67            $8.69             N/A              N/A              N/A
    End of period                              $8.93            $8.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(403)

  Accumulation unit value:
    Beginning of period                       $13.66           $13.59           $13.25           $12.60             N/A
    End of period                             $13.88           $13.66           $13.59           $13.25             N/A
  Accumulation units outstanding
  at the end of period                        103,165          105,772          96,069             803              N/A

JNL/PPM America High Yield Bond
Division(403)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.98           $12.39             N/A
    End of period                               N/A              N/A            $15.44           $14.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               162              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(466)

  Accumulation unit value:
    Beginning of period                        $8.19            $7.44            $6.38            $5.25             N/A
    End of period                              $8.51            $8.19            $7.44            $6.38             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Putnam Value Equity Division(422)

  Accumulation unit value:
    Beginning of period                       $19.66           $19.08           $17.70           $13.75             N/A
    End of period                             $21.82           $19.66           $19.08           $17.70             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/S&P Core Index 100 Division(449)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21            $9.82             N/A
    End of period                               N/A              N/A            $10.37           $10.21             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,046             N/A

JNL/S&P Core Index 50 Division(502)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.35             N/A              N/A
    End of period                               N/A              N/A            $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(502)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.47             N/A              N/A
    End of period                               N/A              N/A            $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(425)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05            $7.23             N/A
    End of period                               N/A              N/A            $10.21           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              4,178             N/A

JNL/S&P Managed Aggressive Growth
Division(388)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.34           $11.16            $9.98             N/A
    End of period                             $14.93           $13.15           $12.34           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         9,540           10,331           18,301              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(790)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.21             N/A              N/A              N/A
    End of period                             $11.12           $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,751            1,762             N/A              N/A              N/A

JNL/S&P Managed Growth Division(404)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.57           $11.49            $9.55             N/A
    End of period                             $14.87           $13.26           $12.57           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        31,827           35,356           30,452              -               N/A

JNL/S&P Managed Moderate Division(735)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.49           $10.48             N/A              N/A
    End of period                             $11.73           $10.82           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,084            1,187             69               N/A              N/A

JNL/S&P Managed Moderate Growth
Division(401)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.27           $11.40            $9.92             N/A
    End of period                             $14.13           $12.83           $12.27           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        20,039           15,860           15,558              -               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(646)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.50             N/A              N/A
    End of period                               N/A              N/A            $10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(373)

  Accumulation unit value:
    Beginning of period                       $22.92           $22.16           $20.35           $18.48             N/A
    End of period                             $25.58           $22.92           $22.16           $20.35             N/A
  Accumulation units outstanding
  at the end of period                         2,222            2,238            2,239             121              N/A

JNL/Select Global Growth Division(660)

  Accumulation unit value:
    Beginning of period                       $22.35           $22.33           $19.87             N/A              N/A
    End of period                             $24.88           $22.35           $22.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,081            2,090              -               N/A              N/A

JNL/Select Large Cap Growth Division(537)

  Accumulation unit value:
    Beginning of period                       $25.82           $25.12           $23.48             N/A              N/A
    End of period                             $26.53           $25.82           $25.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,995           22,285           19,352             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(349)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.77           $11.89           $11.99             N/A
    End of period                             $12.19           $11.88           $11.77           $11.89             N/A
  Accumulation units outstanding
  at the end of period                         9,130            9,173           13,485              -               N/A

JNL/Select Value Division(373)

  Accumulation unit value:
    Beginning of period                       $17.31           $16.30           $14.46           $12.41             N/A
    End of period                             $20.56           $17.31           $16.30           $14.46             N/A
  Accumulation units outstanding
  at the end of period                         2,267            2,351            2,290              -               N/A

JNL/T.Rowe Price Established Growth
Division(531)

  Accumulation unit value:
    Beginning of period                       $25.86           $24.82           $23.58             N/A              N/A
    End of period                             $28.88           $25.86           $24.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,044             831              683              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(458)

  Accumulation unit value:
    Beginning of period                       $36.10           $32.22           $27.78           $26.42             N/A
    End of period                             $37.87           $36.10           $32.22           $27.78             N/A
  Accumulation units outstanding
  at the end of period                        20,122           20,509           18,251              -               N/A

JNL/T.Rowe Price Value Division(403)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.97           $11.47            $8.88             N/A
    End of period                             $15.95           $13.53           $12.97           $11.47             N/A
  Accumulation units outstanding
  at the end of period                        41,928           50,120           44,186              -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.73           $12.38             N/A              N/A
    End of period                             $13.80           $12.71           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,816            4,463            4,320             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(464)

  Accumulation unit value:
    Beginning of period                       $18.07           $17.92           $17.07           $16.82             N/A
    End of period                             $18.58           $18.07           $17.92           $17.07             N/A
  Accumulation units outstanding
  at the end of period                         6,465            1,368            1,295             141              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(403)

  Accumulation unit value:
    Beginning of period                       $15.07           $14.99           $14.70           $14.58             N/A
    End of period                             $15.29           $15.07           $14.99           $14.70             N/A
  Accumulation units outstanding
  at the end of period                         3,326             66               181               -               N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.82%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(499)

  Accumulation unit value:
    Beginning of period                       $11.62           $11.04           $10.59             N/A              N/A
    End of period                             $12.31           $11.62           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               752              N/A              N/A

JNL/AIM Premier Equity II Division(939)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(469)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.77           $11.22           $10.91             N/A
    End of period                             $14.09           $12.53           $11.77           $11.22             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               68               N/A

JNL/Alger Growth Division(344)

  Accumulation unit value:
    Beginning of period                       $18.52           $16.79           $16.28           $14.14             N/A
    End of period                             $19.08           $18.52           $16.79           $16.28             N/A
  Accumulation units outstanding
  at the end of period                           -                -               463              494              N/A

JNL/Alliance Capital Growth Division(344)

  Accumulation unit value:
    Beginning of period                         N/A             $9.65            $9.24            $8.38             N/A
    End of period                               N/A             $8.76            $9.65            $9.24             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               833              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(234)

  Accumulation unit value:
    Beginning of period                       $16.85           $16.60           $15.90           $13.00           $13.83
    End of period                             $18.59           $16.85           $16.60           $15.90           $13.00
  Accumulation units outstanding
  at the end of period                          161              179              213              209              138

JNL/Eagle SmallCap Equity Division(469)

  Accumulation unit value:
    Beginning of period                       $19.03           $18.90           $16.20           $15.85             N/A
    End of period                             $22.44           $19.03           $18.90           $16.20             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               47               N/A

JNL/FMR Balanced Division(499)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.00            $9.52             N/A              N/A
    End of period                             $11.76           $10.81           $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               837              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(773)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.26             N/A              N/A              N/A
    End of period                             $15.35           $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          195              195              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(216)

  Accumulation unit value:
    Beginning of period                       $17.90           $16.76           $13.68           $10.81           $10.55
    End of period                             $20.14           $17.90           $16.76           $13.68           $10.81
  Accumulation units outstanding
  at the end of period                          808              808              672              673              673

JNL/Lazard Small Cap Value Division(469)

  Accumulation unit value:
    Beginning of period                       $14.61           $14.22           $12.55           $12.19             N/A
    End of period                             $16.76           $14.61           $14.22           $12.55             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               61               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                       $15.42             N/A              N/A              N/A              N/A
    End of period                             $15.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.38            $9.61            $8.90             N/A
    End of period                             $12.03           $10.64           $10.38            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        24,158           24,644           22,788           21,112             N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                       $17.40             N/A              N/A              N/A              N/A
    End of period                             $19.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(250)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.16            $9.64            $7.07             N/A
    End of period                             $14.32           $12.47           $11.16            $9.64             N/A
  Accumulation units outstanding
  at the end of period                         1,552            1,552            1,552            1,518             N/A

JNL/Oppenheimer Growth Division(250)

  Accumulation unit value:
    Beginning of period                        $8.66            $8.08            $7.89            $7.03             N/A
    End of period                              $8.92            $8.66            $8.08            $7.89             N/A
  Accumulation units outstanding
  at the end of period                         1,466            1,466            1,466            1,423             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(227)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.57           $13.23           $12.86           $12.65
    End of period                             $13.86           $13.64           $13.57           $13.23           $12.86
  Accumulation units outstanding
  at the end of period                         5,567            4,723            4,866            9,667            4,912

JNL/PPM America High Yield Bond
Division(227)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.95           $12.83           $12.57
    End of period                               N/A              N/A            $15.41           $14.95           $12.83
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,966            5,521






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(216)

  Accumulation unit value:
    Beginning of period                       $19.62           $19.04           $17.67           $14.44           $14.19
    End of period                             $21.77           $19.62           $19.04           $17.67           $14.44
  Accumulation units outstanding
  at the end of period                         1,033            1,033             750              751              751

JNL/S&P Core Index 100 Division(216)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20            $8.51            $8.45
    End of period                               N/A              N/A            $10.36           $10.20            $8.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,102            2,103

JNL/S&P Core Index 50 Division(264)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90            $7.38             N/A
    End of period                               N/A              N/A            $10.07            $9.90             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               44               N/A

JNL/S&P Core Index 75 Division(943)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(939)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(179)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04            $7.89            $7.91
    End of period                               N/A              N/A            $10.20           $10.04            $7.89
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               551              554

JNL/S&P Managed Aggressive Growth
Division(247)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.33           $11.15            $8.95            $8.93
    End of period                             $14.90           $13.13           $12.33           $11.15            $8.95
  Accumulation units outstanding
  at the end of period                        19,898           21,623           13,147            1,477            1,210






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(175)

  Accumulation unit value:
    Beginning of period                       $13.24           $12.55           $11.47            $9.60            $9.93
    End of period                             $14.84           $13.24           $12.55           $11.47            $9.60
  Accumulation units outstanding
  at the end of period                         3,160            3,546            3,099            1,234             624

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(241)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.25           $11.39            $9.85            $9.96
    End of period                             $14.11           $12.81           $12.25           $11.39            $9.85
  Accumulation units outstanding
  at the end of period                        81,149           89,327           96,097            5,888             227

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1159)

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A              N/A
    End of period                             $10.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,003             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(234)

  Accumulation unit value:
    Beginning of period                       $22.87           $22.11           $20.31           $17.01           $17.32
    End of period                             $25.52           $22.87           $22.11           $20.31           $17.01
  Accumulation units outstanding
  at the end of period                          551              640              711              691              511

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(277)

  Accumulation unit value:
    Beginning of period                       $17.31           $16.30           $14.45           $10.24             N/A
    End of period                             $20.56           $17.31           $16.30           $14.45             N/A
  Accumulation units outstanding
  at the end of period                         1,963            1,413             31               31               N/A

JNL/T.Rowe Price Established Growth
Division(469)

  Accumulation unit value:
    Beginning of period                       $25.80           $24.76           $22.95           $21.88             N/A
    End of period                             $28.80           $25.80           $24.76           $22.95             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               34               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(234)

  Accumulation unit value:
    Beginning of period                       $36.02           $32.15           $27.74           $20.38           $21.51
    End of period                             $37.78           $36.02           $32.15           $27.74           $20.38
  Accumulation units outstanding
  at the end of period                          62               74               370              417              59

JNL/T.Rowe Price Value Division(234)

  Accumulation unit value:
    Beginning of period                       $13.51           $12.96           $11.46            $8.98            $9.48
    End of period                             $15.92           $13.51           $12.96           $11.46            $8.98
  Accumulation units outstanding
  at the end of period                          435              489              392              449              267

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.71           $12.37             N/A              N/A
    End of period                             $13.78           $12.69           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,390            7,695            7,950             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(344)

  Accumulation unit value:
    Beginning of period                       $18.03           $17.89           $17.04           $16.80             N/A
    End of period                             $18.53           $18.03           $17.89           $17.04             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               416              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(199)

  Accumulation unit value:
    Beginning of period                       $15.04           $14.97           $14.68           $14.77           $14.70
    End of period                             $15.25           $15.04           $14.97           $14.68           $14.77
  Accumulation units outstanding
  at the end of period                         9,931           12,761           13,359           17,279           28,375





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.85%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.03           $10.21            $9.89             N/A
    End of period                             $12.29           $11.61           $11.03           $10.21             N/A
  Accumulation units outstanding
  at the end of period                         6,910            7,664            6,423            2,455             N/A

JNL/AIM Premier Equity II Division(441)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.34            $8.83             N/A
    End of period                               N/A              N/A             $9.13            $9.34             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               356              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.76           $11.21           $10.92             N/A
    End of period                             $14.07           $12.52           $11.76           $11.21             N/A
  Accumulation units outstanding
  at the end of period                         3,006            3,157            3,173            1,785             N/A

JNL/Alger Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $18.46           $16.74           $16.24           $15.50             N/A
    End of period                             $19.02           $18.46           $16.74           $16.24             N/A
  Accumulation units outstanding
  at the end of period                         2,817            2,983            1,922             878              N/A

JNL/Alliance Capital Growth Division(442)

  Accumulation unit value:
    Beginning of period                         N/A             $9.63            $9.23            $9.01             N/A
    End of period                               N/A             $8.74            $9.63            $9.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,106            1,155             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(431)

  Accumulation unit value:
    Beginning of period                       $16.80           $16.56           $15.86           $14.98             N/A
    End of period                             $18.53           $16.80           $16.56           $15.86             N/A
  Accumulation units outstanding
  at the end of period                         8,231            8,545            5,651            2,630             N/A

JNL/Eagle SmallCap Equity Division(442)

  Accumulation unit value:
    Beginning of period                       $18.98           $18.86           $16.17           $15.65             N/A
    End of period                             $22.37           $18.98           $18.86           $16.17             N/A
  Accumulation units outstanding
  at the end of period                         1,062            1,067            1,778             364              N/A

JNL/FMR Balanced Division(431)

  Accumulation unit value:
    Beginning of period                       $10.79            $9.98            $9.29            $8.97             N/A
    End of period                             $11.73           $10.79            $9.98            $9.29             N/A
  Accumulation units outstanding
  at the end of period                        17,438           16,965           16,060            1,289             N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1189)

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          237              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(943)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.45             N/A              N/A              N/A
    End of period                             $12.59           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,765            4,038             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(884)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.26             N/A              N/A              N/A
    End of period                             $12.78           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          444              444              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1134)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,942             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(442)

  Accumulation unit value:
    Beginning of period                       $14.03           $12.91           $11.30           $10.50             N/A
    End of period                             $16.88           $14.03           $12.91           $11.30             N/A
  Accumulation units outstanding
  at the end of period                         6,198            4,109             866              830              N/A

JNL/JPMorgan International Value
Division(461)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.15            $8.44            $7.68             N/A
    End of period                             $15.31           $11.81           $10.15            $8.44             N/A
  Accumulation units outstanding
  at the end of period                        10,164            8,089            8,168             130              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(431)

  Accumulation unit value:
    Beginning of period                       $17.86           $16.72           $13.66           $12.98             N/A
    End of period                             $20.09           $17.86           $16.72           $13.66             N/A
  Accumulation units outstanding
  at the end of period                         3,872            4,192            5,447            2,184             N/A

JNL/Lazard Small Cap Value Division(431)

  Accumulation unit value:
    Beginning of period                       $14.58           $14.19           $12.53           $11.63             N/A
    End of period                             $16.72           $14.58           $14.19           $12.53             N/A
  Accumulation units outstanding
  at the end of period                         5,527            5,352            6,151             988              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.78             N/A              N/A              N/A              N/A
    End of period                             $12.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,848             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                       $15.15           $15.92           $13.30           $11.58             N/A
    End of period                             $15.99           $15.15           $15.92           $13.30             N/A
  Accumulation units outstanding
  at the end of period                           -              9,161            6,968            1,517             N/A

JNL/MCM Bond Index Division(440)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.97           $10.78           $10.71             N/A
    End of period                             $11.16           $10.97           $10.97           $10.78             N/A
  Accumulation units outstanding
  at the end of period                        19,250           17,777           14,505            3,172             N/A

JNL/MCM Communications Sector
Division(830)

  Accumulation unit value:
    Beginning of period                        $4.41            $4.15             N/A              N/A              N/A
    End of period                              $5.90            $4.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(596)

  Accumulation unit value:
    Beginning of period                       $10.20           $10.65            $9.89             N/A              N/A
    End of period                             $11.36           $10.20           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,280            6,271             134              N/A              N/A

JNL/MCM Dow 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                       $12.89           $13.93           $13.77           $12.14             N/A
    End of period                             $16.39           $12.89           $13.93           $13.77             N/A
  Accumulation units outstanding
  at the end of period                         6,812           10,042            7,423            1,462             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1169)

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,878             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(500)

  Accumulation unit value:
    Beginning of period                        $8.31            $8.12            $7.63             N/A              N/A
    End of period                              $9.53            $8.31            $8.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,899            8,486            9,119             N/A              N/A

JNL/MCM Financial Sector Division(541)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.86           $10.95             N/A              N/A
    End of period                             $14.40           $12.36           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,131            2,114             320              N/A              N/A

JNL/MCM Global 15 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                       $16.64           $15.39           $12.33           $11.85             N/A
    End of period                             $22.85           $16.64           $15.39           $12.33             N/A
  Accumulation units outstanding
  at the end of period                         6,221           11,526            8,961            2,617             N/A

JNL/MCM Healthcare Sector Division(596)

  Accumulation unit value:
    Beginning of period                       $11.14           $10.54           $10.66             N/A              N/A
    End of period                             $11.62           $11.14           $10.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,978           18,419            6,201             N/A              N/A

JNL/MCM International Index Division(464)

  Accumulation unit value:
    Beginning of period                       $14.93           $13.42           $11.44           $10.65             N/A
    End of period                             $18.40           $14.93           $13.42           $11.44             N/A
  Accumulation units outstanding
  at the end of period                         6,450            5,869            5,312             742              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.90           $10.56             N/A              N/A
    End of period                             $13.81           $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,460          114,773          17,367             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(596)

  Accumulation unit value:
    Beginning of period                       $22.86           $17.02           $13.91             N/A              N/A
    End of period                             $27.10           $22.86           $17.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,244            2,433             38               N/A              N/A

JNL/MCM S&P 10 Division (NY)(431)

  Accumulation unit value:
    Beginning of period                       $17.52           $13.01           $11.24           $10.30             N/A
    End of period                             $17.98           $17.52           $13.01           $11.24             N/A
  Accumulation units outstanding
  at the end of period                         8,766           11,524            8,860            3,472             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(431)

  Accumulation unit value:
    Beginning of period                       $13.95           $12.69           $11.17           $10.57             N/A
    End of period                             $15.03           $13.95           $12.69           $11.17             N/A
  Accumulation units outstanding
  at the end of period                         8,915            7,839            6,289             461              N/A

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.37            $9.60            $8.89             N/A
    End of period                             $12.01           $10.63           $10.37            $9.60             N/A
  Accumulation units outstanding
  at the end of period                        23,838           21,770           19,999            5,109             N/A

JNL/MCM Select Small-Cap Division
(NY)(441)

  Accumulation unit value:
    Beginning of period                       $18.45           $17.28           $15.69           $14.77             N/A
    End of period                             $20.10           $18.45           $17.28           $15.69             N/A
  Accumulation units outstanding
  at the end of period                           -              7,186            4,817            1,981             N/A

JNL/MCM Small Cap Index Division(440)

  Accumulation unit value:
    Beginning of period                       $13.31           $13.01           $11.29           $10.29             N/A
    End of period                             $15.35           $13.31           $13.01           $11.29             N/A
  Accumulation units outstanding
  at the end of period                         7,264            6,425            7,329            1,701             N/A

JNL/MCM Technology Sector Division(509)

  Accumulation unit value:
    Beginning of period                        $5.63            $5.60            $5.69             N/A              N/A
    End of period                              $6.05            $5.63            $5.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,310            9,846            5,429             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(716)

  Accumulation unit value:
    Beginning of period                       $15.50           $11.36           $11.05             N/A              N/A
    End of period                             $14.99           $15.50           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,730            1,880            1,651             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.15            $9.63            $8.94             N/A
    End of period                             $14.30           $12.45           $11.15            $9.63             N/A
  Accumulation units outstanding
  at the end of period                        13,607           13,805           11,208            1,819             N/A

JNL/Oppenheimer Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $8.65            $8.07            $7.89            $7.76             N/A
    End of period                              $8.91            $8.65            $8.07            $7.89             N/A
  Accumulation units outstanding
  at the end of period                         2,195            2,212            2,656             601              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(431)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.54           $13.21           $13.12             N/A
    End of period                             $13.82           $13.60           $13.54           $13.21             N/A
  Accumulation units outstanding
  at the end of period                        24,731           19,966           16,195            2,193             N/A

JNL/PPM America High Yield Bond
Division(431)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.91           $14.38             N/A
    End of period                               N/A              N/A            $15.37           $14.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               984              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $8.17            $7.42            $6.37            $6.19             N/A
    End of period                              $8.48            $8.17            $7.42            $6.37             N/A
  Accumulation units outstanding
  at the end of period                         4,750            1,273            1,293             318              N/A

JNL/Putnam Value Equity Division(431)

  Accumulation unit value:
    Beginning of period                       $19.55           $18.99           $17.62           $16.51             N/A
    End of period                             $21.70           $19.55           $18.99           $17.62             N/A
  Accumulation units outstanding
  at the end of period                         3,031            2,111            2,120            1,163             N/A

JNL/S&P Core Index 100 Division(549)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.43             N/A              N/A
    End of period                               N/A              N/A            $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(500)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.25             N/A              N/A
    End of period                               N/A              N/A            $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(500)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.62             N/A              N/A
    End of period                               N/A              N/A            $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(509)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.15             N/A              N/A
    End of period                               N/A              N/A            $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(464)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.30           $11.13           $10.70             N/A
    End of period                             $14.86           $13.10           $12.30           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        48,165           52,044           50,862           19,026             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(887)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.35             N/A              N/A              N/A
    End of period                             $11.11           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,278            7,301             N/A              N/A              N/A

JNL/S&P Managed Growth Division(461)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.53           $11.45           $10.98             N/A
    End of period                             $14.80           $13.21           $12.53           $11.45             N/A
  Accumulation units outstanding
  at the end of period                        32,443           58,612           51,129            6,372             N/A

JNL/S&P Managed Moderate Division(819)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.18             N/A              N/A              N/A
    End of period                             $11.72           $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,329           40,954             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(474)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.23           $11.37           $11.13             N/A
    End of period                             $14.07           $12.78           $12.23           $11.37             N/A
  Accumulation units outstanding
  at the end of period                        69,609           75,861           39,271            5,518             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                       $22.80           $22.05           $20.26           $19.16             N/A
    End of period                             $25.43           $22.80           $22.05           $20.26             N/A
  Accumulation units outstanding
  at the end of period                        14,143           15,764           15,880             733              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(551)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.72           $11.80             N/A              N/A
    End of period                             $12.12           $11.81           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,208            2,673            2,670             N/A              N/A

JNL/Select Value Division(431)

  Accumulation unit value:
    Beginning of period                       $17.28           $16.28           $14.45           $13.25             N/A
    End of period                             $20.52           $17.28           $16.28           $14.45             N/A
  Accumulation units outstanding
  at the end of period                         4,350            4,768            5,544            1,771             N/A

JNL/T.Rowe Price Established Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $25.72           $24.69           $22.89           $21.65             N/A
    End of period                             $28.71           $25.72           $24.69           $22.89             N/A
  Accumulation units outstanding
  at the end of period                        14,250           14,379            9,051            1,116             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $35.91           $32.06           $27.67           $26.18             N/A
    End of period                             $37.64           $35.91           $32.06           $27.67             N/A
  Accumulation units outstanding
  at the end of period                         6,295            8,228            4,340             587              N/A

JNL/T.Rowe Price Value Division(431)

  Accumulation unit value:
    Beginning of period                       $13.49           $12.94           $11.44           $10.57             N/A
    End of period                             $15.89           $13.49           $12.94           $11.44             N/A
  Accumulation units outstanding
  at the end of period                        28,880           31,420           21,463            3,430             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.69           $12.34             N/A              N/A
    End of period                             $13.74           $12.67           $12.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,439            9,714            6,909             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(445)

  Accumulation unit value:
    Beginning of period                       $17.97           $17.84           $17.00           $16.67             N/A
    End of period                             $18.47           $17.97           $17.84           $17.00             N/A
  Accumulation units outstanding
  at the end of period                        12,432           11,246            9,922             290              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(445)

  Accumulation unit value:
    Beginning of period                       $14.99           $14.92           $14.64           $14.52             N/A
    End of period                             $15.20           $14.99           $14.92           $14.64             N/A
  Accumulation units outstanding
  at the end of period                        11,361           11,468            9,779            2,336             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.895%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(562)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.96           $10.53             N/A              N/A
    End of period                             $12.16           $11.49           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               12               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(562)

  Accumulation unit value:
    Beginning of period                       $16.70           $16.49           $15.82             N/A              N/A
    End of period                             $18.41           $16.70           $16.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               19               N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(562)

  Accumulation unit value:
    Beginning of period                       $10.68            $9.91            $9.28             N/A              N/A
    End of period                             $11.61           $10.68            $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               13               N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(562)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.80           $14.51             N/A              N/A
    End of period                             $20.30           $18.06           $16.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                4               N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.75             N/A              N/A              N/A              N/A
    End of period                             $12.26             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,616             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                       $15.13           $15.91           $13.29           $13.10             N/A
    End of period                             $15.96           $15.13           $15.91           $13.29             N/A
  Accumulation units outstanding
  at the end of period                           -              1,851            1,652            1,776             N/A

JNL/MCM Bond Index Division(521)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.95           $10.89             N/A              N/A
    End of period                             $11.13           $10.95           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,106            4,110            4,115             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                       $12.87           $13.91           $13.76           $13.58             N/A
    End of period                             $16.35           $12.87           $13.91           $13.76             N/A
  Accumulation units outstanding
  at the end of period                         1,977            2,182            1,876            1,714             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(521)

  Accumulation unit value:
    Beginning of period                        $8.28            $8.10            $7.57             N/A              N/A
    End of period                              $9.49            $8.28            $8.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,319            2,321            2,324             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                       $16.61           $15.37           $12.32           $12.06             N/A
    End of period                             $22.81           $16.61           $15.37           $12.32             N/A
  Accumulation units outstanding
  at the end of period                         1,427            1,688            1,714            1,930             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(521)

  Accumulation unit value:
    Beginning of period                       $14.90           $13.40           $11.93             N/A              N/A
    End of period                             $18.36           $14.90           $13.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          742              743              744              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                       $17.49           $12.99           $11.23           $11.06             N/A
    End of period                             $17.95           $17.49           $12.99           $11.23             N/A
  Accumulation units outstanding
  at the end of period                         1,776            1,602            2,032            2,105             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(480)

  Accumulation unit value:
    Beginning of period                       $18.42           $17.26           $15.68           $15.64             N/A
    End of period                             $20.07           $18.42           $17.26           $15.68             N/A
  Accumulation units outstanding
  at the end of period                           -              1,514            1,530            1,488             N/A

JNL/MCM Small Cap Index Division(521)

  Accumulation unit value:
    Beginning of period                       $13.29           $12.99           $11.52             N/A              N/A
    End of period                             $15.32           $13.29           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          619              620              620              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(562)

  Accumulation unit value:
    Beginning of period                       $13.57           $13.51           $13.14             N/A              N/A
    End of period                             $13.78           $13.57           $13.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               30               N/A              N/A

JNL/PPM America High Yield Bond
Division(562)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.90             N/A              N/A
    End of period                               N/A              N/A            $15.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(480)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.49           $11.42           $11.28             N/A
    End of period                             $14.75           $13.17           $12.49           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        17,442           22,206           19,170           10,312             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(519)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.19           $11.57             N/A              N/A
    End of period                             $14.01           $12.73           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,471             653             8,921             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(562)

  Accumulation unit value:
    Beginning of period                       $22.76           $21.99           $20.42             N/A              N/A
    End of period                             $25.38           $22.76           $21.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               12               N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(562)

  Accumulation unit value:
    Beginning of period                       $17.23           $16.34           $14.75             N/A              N/A
    End of period                             $20.45           $17.23           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                6               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(562)

  Accumulation unit value:
    Beginning of period                       $25.66           $24.61           $23.05             N/A              N/A
    End of period                             $28.63           $25.66           $24.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               11               N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(562)

  Accumulation unit value:
    Beginning of period                       $13.48           $12.93           $11.59             N/A              N/A
    End of period                             $15.88           $13.48           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               18               N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.64           $12.31             N/A              N/A
    End of period                             $13.66           $12.60           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               25               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(562)

  Accumulation unit value:
    Beginning of period                       $17.88           $17.75           $16.86             N/A              N/A
    End of period                             $18.36           $17.88           $17.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               22               N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(562)

  Accumulation unit value:
    Beginning of period                       $14.81           $14.80           $14.47             N/A              N/A
    End of period                             $15.00           $14.81           $14.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                8               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(636)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.01            $9.54             N/A              N/A
    End of period                             $12.26           $11.58           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,735            1,212            1,088             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(926)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.83             N/A              N/A              N/A
    End of period                             $15.46           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,880             724              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(1104)

  Accumulation unit value:
    Beginning of period                       $13.28             N/A              N/A              N/A              N/A
    End of period                             $14.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Alger Growth Division(1009)

  Accumulation unit value:
    Beginning of period                       $18.23             N/A              N/A              N/A              N/A
    End of period                             $18.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          191              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(513)

  Accumulation unit value:
    Beginning of period                       $16.73           $16.49           $16.17             N/A              N/A
    End of period                             $18.44           $16.73           $16.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               247              N/A              N/A

JNL/Eagle SmallCap Equity Division(670)

  Accumulation unit value:
    Beginning of period                       $18.89           $18.78           $16.06             N/A              N/A
    End of period                             $22.26           $18.89           $18.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,483             486              467              N/A              N/A

JNL/FMR Balanced Division(513)

  Accumulation unit value:
    Beginning of period                       $10.76            $9.96            $9.41             N/A              N/A
    End of period                             $11.70           $10.76            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,833            3,663            3,987             N/A              N/A

JNL/FMR MidCap Equity Division(427)

  Accumulation unit value:
    Beginning of period                       $20.85           $20.02           $17.29           $16.36             N/A
    End of period                             $22.93           $20.85           $20.02           $17.29             N/A
  Accumulation units outstanding
  at the end of period                         1,883            1,529            1,530             75               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1074)

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,760             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(835)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.28             N/A              N/A              N/A
    End of period                             $12.58           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          138               -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(955)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.95             N/A              N/A              N/A
    End of period                             $12.77           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,061              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1104)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(464)

  Accumulation unit value:
    Beginning of period                       $13.95           $12.85           $11.26           $10.54             N/A
    End of period                             $16.78           $13.95           $12.85           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         3,241             415              415              415              N/A

JNL/JPMorgan International Value
Division(665)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.11            $8.82             N/A              N/A
    End of period                             $15.24           $11.77           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,144             798              511              N/A              N/A

JNL/Lazard Emerging Markets Division(1079)

  Accumulation unit value:
    Beginning of period                        $8.93             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,093             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(455)

  Accumulation unit value:
    Beginning of period                       $17.79           $16.66           $13.62           $13.07             N/A
    End of period                             $20.00           $17.79           $16.66           $13.62             N/A
  Accumulation units outstanding
  at the end of period                        10,032            7,080            1,901             622              N/A

JNL/Lazard Small Cap Value Division(450)

  Accumulation unit value:
    Beginning of period                       $14.52           $14.14           $12.49           $12.06             N/A
    End of period                             $16.64           $14.52           $14.14           $12.49             N/A
  Accumulation units outstanding
  at the end of period                         1,375             945              946              892              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.74             N/A              N/A              N/A              N/A
    End of period                             $12.25             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,536             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(520)

  Accumulation unit value:
    Beginning of period                       $15.13           $15.90           $13.38             N/A              N/A
    End of period                             $15.96           $15.13           $15.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              9,907            5,469             N/A              N/A

JNL/MCM Bond Index Division(458)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.95           $10.77           $10.72             N/A
    End of period                             $11.13           $10.94           $10.95           $10.77             N/A
  Accumulation units outstanding
  at the end of period                        29,956           26,155           15,452            1,399             N/A

JNL/MCM Communications Sector
Division(670)

  Accumulation unit value:
    Beginning of period                        $4.40            $4.44            $4.08             N/A              N/A
    End of period                              $5.88            $4.40            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,791            4,705            2,064             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(641)

  Accumulation unit value:
    Beginning of period                       $10.19           $10.63            $9.11             N/A              N/A
    End of period                             $11.34           $10.19           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          108              22               22               N/A              N/A

JNL/MCM Dow 10 Division (NY)(450)

  Accumulation unit value:
    Beginning of period                       $12.87           $13.91           $13.76           $12.42             N/A
    End of period                             $16.35           $12.87           $13.91           $13.76             N/A
  Accumulation units outstanding
  at the end of period                         9,269            9,653            7,744             342              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,449             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(955)

  Accumulation unit value:
    Beginning of period                        $8.28            $8.17             N/A              N/A              N/A
    End of period                              $9.49            $8.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division(955)

  Accumulation unit value:
    Beginning of period                       $12.31           $12.08             N/A              N/A              N/A
    End of period                             $14.34           $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,065             272              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(464)

  Accumulation unit value:
    Beginning of period                       $16.61           $15.37           $12.32           $11.74             N/A
    End of period                             $22.80           $16.61           $15.37           $12.32             N/A
  Accumulation units outstanding
  at the end of period                        13,938            9,359            7,591             746              N/A

JNL/MCM Healthcare Sector Division(636)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.51            $9.55             N/A              N/A
    End of period                             $11.58           $11.10           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,631            2,907            1,232             N/A              N/A

JNL/MCM International Index Division(458)

  Accumulation unit value:
    Beginning of period                       $14.90           $13.40           $11.43           $10.37             N/A
    End of period                             $18.36           $14.90           $13.40           $11.43             N/A
  Accumulation units outstanding
  at the end of period                        128,060          133,988          88,270            1,447             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(740)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.51             N/A              N/A              N/A
    End of period                             $13.79           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        145,568          53,784             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.17             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(816)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.31             N/A              N/A              N/A
    End of period                             $10.80           $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          439               -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(631)

  Accumulation unit value:
    Beginning of period                       $22.78           $16.97           $15.17             N/A              N/A
    End of period                             $27.00           $22.78           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,887            5,045            1,411             N/A              N/A

JNL/MCM S&P 10 Division (NY)(520)

  Accumulation unit value:
    Beginning of period                       $17.49           $12.99           $11.30             N/A              N/A
    End of period                             $17.94           $17.49           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,713            9,089            7,686             N/A              N/A

JNL/MCM S&P 24 Division (NY)(1096)

  Accumulation unit value:
    Beginning of period                        $9.52             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(458)

  Accumulation unit value:
    Beginning of period                       $13.93           $12.67           $11.16           $10.66             N/A
    End of period                             $14.99           $13.93           $12.67           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        140,076          146,806          99,128            2,814             N/A

JNL/MCM S&P 500 Index Division(458)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.36            $9.59            $9.00             N/A
    End of period                             $11.98           $10.61           $10.36            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        178,691          187,216          125,259           8,334             N/A

JNL/MCM Select Small-Cap Division
(NY)(520)

  Accumulation unit value:
    Beginning of period                       $18.42           $17.26           $15.07             N/A              N/A
    End of period                             $20.06           $18.42           $17.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,823            5,998             N/A              N/A

JNL/MCM Small Cap Index Division(458)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.99           $11.27           $10.66             N/A
    End of period                             $15.31           $13.28           $12.99           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        138,268          145,435          96,445            1,407             N/A

JNL/MCM Technology Sector Division(631)

  Accumulation unit value:
    Beginning of period                        $5.61            $5.59            $5.07             N/A              N/A
    End of period                              $6.02            $5.61            $5.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,264            5,993            3,355             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(755)

  Accumulation unit value:
    Beginning of period                       $15.49           $11.30             N/A              N/A              N/A
    End of period                             $14.97           $15.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,551           13,172             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(771)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.08             N/A              N/A              N/A
    End of period                             $13.12           $11.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,242            4,475             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.13            $9.62            $8.72             N/A
    End of period                             $14.26           $12.42           $11.13            $9.62             N/A
  Accumulation units outstanding
  at the end of period                         4,302            1,937            1,649             141              N/A

JNL/Oppenheimer Growth Division(631)

  Accumulation unit value:
    Beginning of period                        $8.63            $8.06            $7.47             N/A              N/A
    End of period                              $8.88            $8.63            $8.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,668            5,635            5,595             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(513)

  Accumulation unit value:
    Beginning of period                       $13.55           $13.50           $13.28             N/A              N/A
    End of period                             $13.76           $13.55           $13.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,800            3,880            2,801             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(665)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.40            $6.49             N/A              N/A
    End of period                              $8.45            $8.14            $7.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          847              805             1,037             N/A              N/A

JNL/Putnam Value Equity Division(1147)

  Accumulation unit value:
    Beginning of period                       $19.90             N/A              N/A              N/A              N/A
    End of period                             $21.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(607)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.25             N/A              N/A
    End of period                               N/A              N/A            $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(665)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.26           $11.15             N/A              N/A
    End of period                             $14.80           $13.05           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,395            9,771            4,486             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(824)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.17             N/A              N/A              N/A
    End of period                             $11.10           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          423              426              N/A              N/A              N/A

JNL/S&P Managed Growth Division(546)

  Accumulation unit value:
    Beginning of period                       $13.16           $12.48           $11.58             N/A              N/A
    End of period                             $14.74           $13.16           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,342           20,984           26,738             N/A              N/A

JNL/S&P Managed Moderate Division(791)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.33             N/A              N/A              N/A
    End of period                             $11.71           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,913            1,917             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(607)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.19           $11.43             N/A              N/A
    End of period                             $14.01           $12.73           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,134           11,622            7,454             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1147)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A              N/A
    End of period                             $10.93             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division(1081)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1004)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                       $22.67           $21.94           $20.17           $18.99             N/A
    End of period                             $25.28           $22.67           $21.94           $20.17             N/A
  Accumulation units outstanding
  at the end of period                         8,902            8,125            4,778             65               N/A

JNL/Select Global Growth Division(801)

  Accumulation unit value:
    Beginning of period                       $22.12           $19.98             N/A              N/A              N/A
    End of period                             $24.59           $22.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,154             345              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(1016)

  Accumulation unit value:
    Beginning of period                       $25.71             N/A              N/A              N/A              N/A
    End of period                             $26.23             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          93               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(1123)

  Accumulation unit value:
    Beginning of period                       $11.90             N/A              N/A              N/A              N/A
    End of period                             $12.05             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                       $17.26           $16.26           $14.44           $13.58             N/A
    End of period                             $20.48           $17.26           $16.26           $14.44             N/A
  Accumulation units outstanding
  at the end of period                         3,306            3,019            3,020            1,550             N/A

JNL/T.Rowe Price Established Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $25.58           $24.58           $22.80           $21.36             N/A
    End of period                             $28.54           $25.58           $24.58           $22.80             N/A
  Accumulation units outstanding
  at the end of period                         3,145            2,681            2,671             838              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(455)

  Accumulation unit value:
    Beginning of period                       $35.72           $31.90           $27.55           $26.58             N/A
    End of period                             $37.43           $35.72           $31.90           $27.55             N/A
  Accumulation units outstanding
  at the end of period                         1,435            1,523             121              62               N/A

JNL/T.Rowe Price Value Division(638)

  Accumulation unit value:
    Beginning of period                       $13.45           $12.91           $11.30             N/A              N/A
    End of period                             $15.84           $13.45           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,526            1,504            1,483             N/A              N/A

JNL/Western Asset High Yield Bond
Division(791)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.53             N/A              N/A              N/A
    End of period                             $13.67           $12.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        98,544             210              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(631)

  Accumulation unit value:
    Beginning of period                       $17.88           $17.75           $16.91             N/A              N/A
    End of period                             $18.36           $17.88           $17.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,246            6,825            1,326             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(665)

  Accumulation unit value:
    Beginning of period                       $14.91           $14.85           $14.78             N/A              N/A
    End of period                             $15.11           $14.91           $14.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,778             442              508              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.91%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(723)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.01           $10.87             N/A              N/A
    End of period                             $12.25           $11.58           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,976            1,720             718              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.14             N/A              N/A              N/A
    End of period                             $15.46           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,934             765              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(692)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.74           $10.73             N/A              N/A
    End of period                             $14.02           $12.49           $11.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,978            1,735             630              N/A              N/A

JNL/Alger Growth Division(692)

  Accumulation unit value:
    Beginning of period                       $18.35           $16.65           $15.42             N/A              N/A
    End of period                             $18.89           $18.35           $16.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,542            1,542             568              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(723)

  Accumulation unit value:
    Beginning of period                       $16.71           $16.48           $16.16             N/A              N/A
    End of period                             $18.42           $16.71           $16.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          598              619              402              N/A              N/A

JNL/Eagle SmallCap Equity Division(790)

  Accumulation unit value:
    Beginning of period                       $18.87           $18.00             N/A              N/A              N/A
    End of period                             $22.23           $18.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          305              308              N/A              N/A              N/A

JNL/FMR Balanced Division(769)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.07             N/A              N/A              N/A
    End of period                             $11.69           $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,251            1,166             N/A              N/A              N/A

JNL/FMR MidCap Equity Division(723)

  Accumulation unit value:
    Beginning of period                       $20.83           $20.00           $19.19             N/A              N/A
    End of period                             $22.90           $20.83           $20.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          824              418              339              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(904)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.89             N/A              N/A              N/A
    End of period                             $12.58           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,766             214              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(904)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.15             N/A              N/A              N/A
    End of period                             $12.77           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,150             209              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(904)

  Accumulation unit value:
    Beginning of period                       $13.94           $13.27             N/A              N/A              N/A
    End of period                             $16.76           $13.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,467            1,142             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(904)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.76             N/A              N/A              N/A
    End of period                             $15.22           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,274            2,682             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1144)

  Accumulation unit value:
    Beginning of period                        $9.19             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,200             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(692)

  Accumulation unit value:
    Beginning of period                       $17.78           $16.65           $14.95             N/A              N/A
    End of period                             $19.98           $17.78           $16.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,599            2,308             946              N/A              N/A

JNL/Lazard Small Cap Value Division(692)

  Accumulation unit value:
    Beginning of period                       $14.51           $14.13           $12.84             N/A              N/A
    End of period                             $16.63           $14.51           $14.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,493            1,735            1,012             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.74             N/A              N/A              N/A              N/A
    End of period                             $12.24             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,013             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(700)

  Accumulation unit value:
    Beginning of period                       $15.12           $15.90           $14.96             N/A              N/A
    End of period                             $15.95           $15.12           $15.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             10,200            1,097             N/A              N/A

JNL/MCM Bond Index Division(694)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.95           $10.98             N/A              N/A
    End of period                             $11.12           $10.94           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,940            1,071             572              N/A              N/A

JNL/MCM Communications Sector
Division(1031)

  Accumulation unit value:
    Beginning of period                        $5.00             N/A              N/A              N/A              N/A
    End of period                              $5.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,889             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(783)

  Accumulation unit value:
    Beginning of period                       $10.16           $10.27             N/A              N/A              N/A
    End of period                             $11.31           $10.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          246              181              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(700)

  Accumulation unit value:
    Beginning of period                       $12.87           $13.90           $13.21             N/A              N/A
    End of period                             $16.34           $12.87           $13.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,294           12,352            1,248             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1050)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,463             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(712)

  Accumulation unit value:
    Beginning of period                        $8.27            $8.09            $7.90             N/A              N/A
    End of period                              $9.48            $8.27            $8.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,852            1,532            1,587             N/A              N/A

JNL/MCM Financial Sector Division(1014)

  Accumulation unit value:
    Beginning of period                       $12.72             N/A              N/A              N/A              N/A
    End of period                             $14.33             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,740             N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(700)

  Accumulation unit value:
    Beginning of period                       $16.60           $15.36           $14.41             N/A              N/A
    End of period                             $22.79           $16.60           $15.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,678           10,381            1,394             N/A              N/A

JNL/MCM Healthcare Sector Division(700)

  Accumulation unit value:
    Beginning of period                       $11.09           $10.51            $9.95             N/A              N/A
    End of period                             $11.57           $11.09           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,504            3,623            1,261             N/A              N/A

JNL/MCM International Index Division(700)

  Accumulation unit value:
    Beginning of period                       $14.89           $13.40           $12.50             N/A              N/A
    End of period                             $18.35           $14.89           $13.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,963           17,763            5,226             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.89           $10.22             N/A              N/A
    End of period                             $13.78           $11.82           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        322,546          83,257             14               N/A              N/A

JNL/MCM JNL Optimized 5 Division(1084)

  Accumulation unit value:
    Beginning of period                        $9.38             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,647             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(790)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.83             N/A              N/A              N/A
    End of period                             $10.80           $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,932             443              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(700)

  Accumulation unit value:
    Beginning of period                       $22.77           $16.96           $16.24             N/A              N/A
    End of period                             $26.98           $22.77           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,170            3,364            1,149             N/A              N/A

JNL/MCM S&P 10 Division (NY)(694)

  Accumulation unit value:
    Beginning of period                       $17.48           $12.99           $11.42             N/A              N/A
    End of period                             $17.93           $17.48           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,191           15,291             985              N/A              N/A

JNL/MCM S&P 24 Division (NY)(1093)

  Accumulation unit value:
    Beginning of period                        $9.54             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,411             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(700)

  Accumulation unit value:
    Beginning of period                       $13.92           $12.67           $11.82             N/A              N/A
    End of period                             $14.98           $13.92           $12.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,038            4,285            1,730             N/A              N/A

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.35            $9.63             N/A              N/A
    End of period                             $11.97           $10.60           $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,476           30,191           13,150             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(700)

  Accumulation unit value:
    Beginning of period                       $18.41           $17.25           $15.86             N/A              N/A
    End of period                             $20.05           $18.41           $17.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,487             524              N/A              N/A

JNL/MCM Small Cap Index Division(700)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.98           $12.03             N/A              N/A
    End of period                             $15.31           $13.28           $12.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,491            3,918            1,675             N/A              N/A

JNL/MCM Technology Sector Division(700)

  Accumulation unit value:
    Beginning of period                        $5.61            $5.58            $5.34             N/A              N/A
    End of period                              $6.02            $5.61            $5.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,690            5,824            2,272             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(738)

  Accumulation unit value:
    Beginning of period                       $15.49           $11.24             N/A              N/A              N/A
    End of period                             $14.97           $15.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,448           14,684             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.07           $10.44             N/A              N/A
    End of period                             $13.12           $11.92           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,764           41,255            5,534             N/A              N/A

JNL/Oppenheimer Global Growth
Division(692)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.13            $9.92             N/A              N/A
    End of period                             $14.25           $12.42           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,319            7,318            1,891             N/A              N/A

JNL/Oppenheimer Growth Division(904)

  Accumulation unit value:
    Beginning of period                        $8.62            $8.25             N/A              N/A              N/A
    End of period                              $8.88            $8.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,435             378              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $13.54           $13.49           $13.48             N/A              N/A
    End of period                             $13.75           $13.54           $13.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,309            6,438            1,468             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(1032)

  Accumulation unit value:
    Beginning of period                        $8.71             N/A              N/A              N/A              N/A
    End of period                              $8.44             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,728             N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(776)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.10             N/A              N/A              N/A
    End of period                             $14.78           $13.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,123           15,513             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(737)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30           $10.30             N/A              N/A
    End of period                             $11.09           $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        97,479           93,699            3,397             N/A              N/A

JNL/S&P Managed Growth Division(699)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.47           $11.90             N/A              N/A
    End of period                             $14.73           $13.15           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,474          12,297             524              N/A              N/A

JNL/S&P Managed Moderate Division(738)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.44             N/A              N/A              N/A
    End of period                             $11.71           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,137           75,222             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(776)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.09             N/A              N/A              N/A
    End of period                             $14.00           $12.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,409           21,787             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division(1167)

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,136             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1130)

  Accumulation unit value:
    Beginning of period                        $9.91             N/A              N/A              N/A              N/A
    End of period                             $10.93             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,553             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1119)

  Accumulation unit value:
    Beginning of period                        $9.91             N/A              N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,343             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                       $22.65           $21.92           $20.88             N/A              N/A
    End of period                             $25.26           $22.65           $21.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,251             282              302              N/A              N/A

JNL/Select Global Growth Division(904)

  Accumulation unit value:
    Beginning of period                       $22.09           $21.41             N/A              N/A              N/A
    End of period                             $24.56           $22.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,047             109              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(973)

  Accumulation unit value:
    Beginning of period                       $25.53           $25.94             N/A              N/A              N/A
    End of period                             $26.20           $25.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          867              872              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(707)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.65           $11.65             N/A              N/A
    End of period                             $12.04           $11.74           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,864            1,563              -               N/A              N/A

JNL/Select Value Division(723)

  Accumulation unit value:
    Beginning of period                       $17.25           $16.26           $15.83             N/A              N/A
    End of period                             $20.47           $17.25           $16.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,065            1,648             575              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(723)

  Accumulation unit value:
    Beginning of period                       $25.55           $24.55           $23.99             N/A              N/A
    End of period                             $28.51           $25.55           $24.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,141            2,727             433              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                       $35.68           $31.87           $29.36             N/A              N/A
    End of period                             $37.38           $35.68           $31.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,673            1,885             356              N/A              N/A

JNL/T.Rowe Price Value Division(723)

  Accumulation unit value:
    Beginning of period                       $13.44           $12.91           $12.48             N/A              N/A
    End of period                             $15.83           $13.44           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,486            4,103             834              N/A              N/A

JNL/Western Asset High Yield Bond
Division(692)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.63           $12.42             N/A              N/A
    End of period                             $13.66           $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,983            4,588            1,901             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(692)

  Accumulation unit value:
    Beginning of period                       $17.86           $17.74           $17.40             N/A              N/A
    End of period                             $18.34           $17.86           $17.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,463            5,788            3,039             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $14.90           $14.84           $14.80             N/A              N/A
    End of period                             $15.09           $14.90           $14.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,228            3,769            1,428             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.92%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.00           $10.20            $9.84             N/A
    End of period                             $12.25           $11.57           $11.00           $10.20             N/A
  Accumulation units outstanding
  at the end of period                         7,303            8,544           10,163            2,990             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(942)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.83             N/A              N/A              N/A
    End of period                             $15.46           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.73           $11.19           $10.82             N/A
    End of period                             $14.02           $12.48           $11.73           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        24,389           27,157           35,417           10,371             N/A

JNL/Alger Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $18.33           $16.64           $16.15           $15.38             N/A
    End of period                             $18.87           $18.33           $16.64           $16.15             N/A
  Accumulation units outstanding
  at the end of period                         1,867            2,219            2,644            4,684             N/A

JNL/Alliance Capital Growth Division(492)

  Accumulation unit value:
    Beginning of period                         N/A             $9.58            $9.39             N/A              N/A
    End of period                               N/A             $8.70            $9.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,098             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                       $16.70           $16.46           $15.78           $14.89             N/A
    End of period                             $18.40           $16.70           $16.46           $15.78             N/A
  Accumulation units outstanding
  at the end of period                         9,593            9,040            8,226            4,072             N/A

JNL/Eagle SmallCap Equity Division(563)

  Accumulation unit value:
    Beginning of period                       $18.85           $18.74           $17.27             N/A              N/A
    End of period                             $22.21           $18.85           $18.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,072            1,044            1,044             N/A              N/A

JNL/FMR Balanced Division(436)

  Accumulation unit value:
    Beginning of period                       $10.75            $9.95            $9.27            $8.92             N/A
    End of period                             $11.68           $10.75            $9.95            $9.27             N/A
  Accumulation units outstanding
  at the end of period                        11,752           12,434           12,969            3,044             N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1010)

  Accumulation unit value:
    Beginning of period                       $11.50             N/A              N/A              N/A              N/A
    End of period                             $12.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,977             N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(918)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.99             N/A              N/A              N/A
    End of period                             $12.77           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,742             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(492)

  Accumulation unit value:
    Beginning of period                       $13.92           $12.82           $11.67             N/A              N/A
    End of period                             $16.75           $13.92           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,158            1,059            1,569             N/A              N/A

JNL/JPMorgan International Value
Division(727)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.10            $9.75             N/A              N/A
    End of period                             $15.21           $11.75           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,031             646              647              N/A              N/A

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,821             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(436)

  Accumulation unit value:
    Beginning of period                       $17.76           $16.64           $13.60           $12.86             N/A
    End of period                             $19.96           $17.76           $16.64           $13.60             N/A
  Accumulation units outstanding
  at the end of period                        21,422           23,663           30,134            7,424             N/A

JNL/Lazard Small Cap Value Division(436)

  Accumulation unit value:
    Beginning of period                       $14.50           $14.12           $12.48           $11.52             N/A
    End of period                             $16.61           $14.50           $14.12           $12.48             N/A
  Accumulation units outstanding
  at the end of period                        23,389           25,774           33,063            9,299             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.73             N/A              N/A              N/A              N/A
    End of period                             $12.24             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        108,515            N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                       $15.12           $15.90           $13.29           $11.82             N/A
    End of period                             $15.94           $15.12           $15.90           $13.29             N/A
  Accumulation units outstanding
  at the end of period                           -             87,301           96,287           43,674             N/A

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.94           $10.76           $10.81             N/A
    End of period                             $11.12           $10.94           $10.94           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        10,236            9,662            9,628            1,433             N/A

JNL/MCM Communications Sector
Division(519)

  Accumulation unit value:
    Beginning of period                        $4.39            $4.44            $4.21             N/A              N/A
    End of period                              $5.87            $4.39            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,782           12,385           12,182             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(602)

  Accumulation unit value:
    Beginning of period                       $10.16           $10.61            $9.83             N/A              N/A
    End of period                             $11.30           $10.16           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          326              326              327              N/A              N/A

JNL/MCM Dow 10 Division (NY)(422)

  Accumulation unit value:
    Beginning of period                       $12.86           $13.90           $13.75           $12.03             N/A
    End of period                             $16.34           $12.86           $13.90           $13.75             N/A
  Accumulation units outstanding
  at the end of period                        69,827           116,401          98,407           37,014             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,367             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(602)

  Accumulation unit value:
    Beginning of period                        $8.27            $8.08            $7.55             N/A              N/A
    End of period                              $9.48            $8.27            $8.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,593            1,636             425              N/A              N/A

JNL/MCM Financial Sector Division(519)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.82           $11.20             N/A              N/A
    End of period                             $14.32           $12.30           $11.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          298              496              496              N/A              N/A

JNL/MCM Global 15 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                       $16.60           $15.36           $12.31           $12.28             N/A
    End of period                             $22.78           $16.60           $15.36           $12.31             N/A
  Accumulation units outstanding
  at the end of period                        66,193           45,879           61,204            1,566             N/A

JNL/MCM Healthcare Sector Division(563)

  Accumulation unit value:
    Beginning of period                       $11.09           $10.50           $10.84             N/A              N/A
    End of period                             $11.56           $11.09           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,962            1,299             634              N/A              N/A

JNL/MCM International Index Division(422)

  Accumulation unit value:
    Beginning of period                       $14.89           $13.39           $11.42           $10.10             N/A
    End of period                             $18.34           $14.89           $13.39           $11.42             N/A
  Accumulation units outstanding
  at the end of period                         6,274            6,701            6,229            1,684             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(753)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.49             N/A              N/A              N/A
    End of period                             $13.79           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,708            3,778             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(889)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.29             N/A              N/A              N/A
    End of period                             $10.80           $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          904              973              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(569)

  Accumulation unit value:
    Beginning of period                       $22.75           $16.95           $13.93             N/A              N/A
    End of period                             $26.96           $22.75           $16.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,431           12,771            2,732             N/A              N/A

JNL/MCM S&P 10 Division (NY)(422)

  Accumulation unit value:
    Beginning of period                       $17.48           $12.99           $11.22           $10.16             N/A
    End of period                             $17.93           $17.48           $12.99           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        73,620           95,938           86,733           64,957             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(422)

  Accumulation unit value:
    Beginning of period                       $13.92           $12.67           $11.15           $10.13             N/A
    End of period                             $14.97           $13.92           $12.67           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         8,143            9,178            9,369            1,685             N/A

JNL/MCM S&P 500 Index Division(422)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.35            $9.59            $8.80             N/A
    End of period                             $11.97           $10.60           $10.35            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        16,174           17,248           16,639            2,766             N/A

JNL/MCM Select Small-Cap Division
(NY)(430)

  Accumulation unit value:
    Beginning of period                       $18.40           $17.25           $15.67           $14.73             N/A
    End of period                             $20.05           $18.40           $17.25           $15.67             N/A
  Accumulation units outstanding
  at the end of period                           -             51,919           48,078           29,330             N/A

JNL/MCM Small Cap Index Division(422)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.98           $11.27           $10.16             N/A
    End of period                             $15.30           $13.27           $12.98           $11.27             N/A
  Accumulation units outstanding
  at the end of period                         4,370            5,061            5,226            1,567             N/A

JNL/MCM Technology Sector Division(528)

  Accumulation unit value:
    Beginning of period                        $5.61            $5.58            $5.62             N/A              N/A
    End of period                              $6.02            $5.61            $5.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,139            4,531            4,488             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(717)

  Accumulation unit value:
    Beginning of period                       $15.49           $11.36           $11.04             N/A              N/A
    End of period                             $14.96           $15.49           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        226,414          246,572          239,509            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(436)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.12            $9.61            $8.97             N/A
    End of period                             $14.24           $12.41           $11.12            $9.61             N/A
  Accumulation units outstanding
  at the end of period                         4,241           10,613            5,553            3,189             N/A

JNL/Oppenheimer Growth Division(442)

  Accumulation unit value:
    Beginning of period                        $8.62            $8.05            $7.87            $7.88             N/A
    End of period                              $8.87            $8.62            $8.05            $7.87             N/A
  Accumulation units outstanding
  at the end of period                         7,801            6,187            6,573             261              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(422)

  Accumulation unit value:
    Beginning of period                       $13.53           $13.48           $13.16           $13.16             N/A
    End of period                             $13.73           $13.53           $13.48           $13.16             N/A
  Accumulation units outstanding
  at the end of period                        42,689           43,191           28,912           14,332             N/A

JNL/PPM America High Yield Bond
Division(422)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.82           $14.18             N/A
    End of period                               N/A              N/A            $15.27           $14.82             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             13,177             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(459)

  Accumulation unit value:
    Beginning of period                       $20.49           $19.21           $17.32           $16.14             N/A
    End of period                             $22.86           $20.49           $19.21           $17.32             N/A
  Accumulation units outstanding
  at the end of period                         1,200            1,258            1,258            1,258             N/A

JNL/Putnam Midcap Growth Division(506)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.40            $6.55             N/A              N/A
    End of period                              $8.44            $8.14            $7.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,332            1,475            1,475             N/A              N/A

JNL/Putnam Value Equity Division(434)

  Accumulation unit value:
    Beginning of period                       $19.41           $18.86           $17.51           $16.53             N/A
    End of period                             $21.52           $19.41           $18.86           $17.51             N/A
  Accumulation units outstanding
  at the end of period                         1,470            1,625            2,329            2,639             N/A

JNL/S&P Core Index 100 Division(433)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.18            $9.69             N/A
    End of period                               N/A              N/A            $10.33           $10.18             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              9,978             N/A

JNL/S&P Core Index 50 Division(430)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.89            $9.27             N/A
    End of period                               N/A              N/A            $10.05            $9.89             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               834              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(422)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21            $9.33             N/A
    End of period                               N/A              N/A            $10.39           $10.21             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,690             N/A

JNL/S&P Equity Growth Division I(435)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.98            $9.36             N/A
    End of period                               N/A              N/A            $10.14            $9.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             143,679            N/A

JNL/S&P Managed Aggressive Growth
Division(446)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.24           $11.08           $10.60             N/A
    End of period                             $14.77           $13.03           $12.24           $11.08             N/A
  Accumulation units outstanding
  at the end of period                        118,372          170,530          250,136          19,848             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(422)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.47           $11.41           $10.67             N/A
    End of period                             $14.71           $13.14           $12.47           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        97,633           107,914          110,785          10,022             N/A

JNL/S&P Managed Moderate Division(835)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.35             N/A              N/A              N/A
    End of period                             $11.70           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,176            1,124             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(437)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.17           $11.32           $10.84             N/A
    End of period                             $13.98           $12.71           $12.17           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        45,270           56,700           49,555           20,113             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(422)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.69            $9.77             N/A
    End of period                               N/A              N/A            $10.90           $10.69             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,615             N/A

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                       $22.63           $21.90           $20.14           $19.05             N/A
    End of period                             $25.23           $22.63           $21.90           $20.14             N/A
  Accumulation units outstanding
  at the end of period                         5,815            5,876            5,952            3,555             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(484)

  Accumulation unit value:
    Beginning of period                       $25.51           $24.84           $22.67           $22.65             N/A
    End of period                             $26.17           $25.51           $24.84           $22.67             N/A
  Accumulation units outstanding
  at the end of period                          186              507              633              95               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(441)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.64           $11.77           $11.80             N/A
    End of period                             $12.02           $11.72           $11.64           $11.77             N/A
  Accumulation units outstanding
  at the end of period                          762              769             1,766              -               N/A

JNL/Select Value Division(430)

  Accumulation unit value:
    Beginning of period                       $17.25           $16.25           $14.44           $13.12             N/A
    End of period                             $20.46           $17.25           $16.25           $14.44             N/A
  Accumulation units outstanding
  at the end of period                         2,743            3,896            3,937            2,853             N/A

JNL/T.Rowe Price Established Growth
Division(422)

  Accumulation unit value:
    Beginning of period                       $25.53           $24.53           $22.75           $20.94             N/A
    End of period                             $28.47           $25.53           $24.53           $22.75             N/A
  Accumulation units outstanding
  at the end of period                         5,814            5,901            5,093            2,804             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                       $35.64           $31.84           $27.50           $26.11             N/A
    End of period                             $37.34           $35.64           $31.84           $27.50             N/A
  Accumulation units outstanding
  at the end of period                        12,486           14,610           18,135            6,757             N/A

JNL/T.Rowe Price Value Division(436)

  Accumulation unit value:
    Beginning of period                       $13.44           $12.90           $11.42           $10.53             N/A
    End of period                             $15.82           $13.44           $12.90           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        12,654           12,570           11,479            4,657             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.63           $12.29             N/A              N/A
    End of period                             $13.66           $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,576           10,696           30,209             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(422)

  Accumulation unit value:
    Beginning of period                       $17.84           $17.72           $16.89           $16.57             N/A
    End of period                             $18.32           $17.84           $17.72           $16.89             N/A
  Accumulation units outstanding
  at the end of period                        10,692           11,150           11,939            4,750             N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                       $14.88           $14.82           $14.55           $14.37             N/A
    End of period                             $15.08           $14.88           $14.82           $14.55             N/A
  Accumulation units outstanding
  at the end of period                         4,257            4,254            4,154            1,558             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.945%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(517)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.03           $10.48             N/A              N/A
    End of period                             $12.27           $11.60           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          561              837              901              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.72           $11.15             N/A              N/A
    End of period                             $14.00           $12.47           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          466             1,493            1,660             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(633)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.94            $9.02             N/A              N/A
    End of period                             $11.66           $10.73            $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          461              583              712              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,314             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(451)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.08            $8.39            $7.73             N/A
    End of period                             $15.18           $11.73           $10.08            $8.39             N/A
  Accumulation units outstanding
  at the end of period                         1,475            1,559            1,644             806              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(451)

  Accumulation unit value:
    Beginning of period                       $17.73           $16.61           $13.58           $12.98             N/A
    End of period                             $19.92           $17.73           $16.61           $13.58             N/A
  Accumulation units outstanding
  at the end of period                          668              897              987              102              N/A

JNL/Lazard Small Cap Value Division(533)

  Accumulation unit value:
    Beginning of period                       $14.47           $14.10           $12.76             N/A              N/A
    End of period                             $16.58           $14.47           $14.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,399            2,256            2,314             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.71             N/A              N/A              N/A              N/A
    End of period                             $12.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          584              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(508)

  Accumulation unit value:
    Beginning of period                       $15.10           $15.89           $13.23             N/A              N/A
    End of period                             $15.93           $15.10           $15.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,822            3,872             N/A              N/A

JNL/MCM Bond Index Division(538)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.94           $11.03             N/A              N/A
    End of period                             $11.10           $10.92           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          161              203             1,497             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(536)

  Accumulation unit value:
    Beginning of period                       $10.14           $10.60            $9.69             N/A              N/A
    End of period                             $11.28           $10.14           $10.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               191              N/A              N/A

JNL/MCM Dow 10 Division (NY)(477)

  Accumulation unit value:
    Beginning of period                       $12.85           $13.89           $13.75           $13.21             N/A
    End of period                             $16.32           $12.85           $13.89           $13.75             N/A
  Accumulation units outstanding
  at the end of period                          431              431              353             3,159             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(509)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.07            $7.48             N/A              N/A
    End of period                              $9.46            $8.25            $8.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          142              772             1,347             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(508)

  Accumulation unit value:
    Beginning of period                       $16.58           $15.35           $12.89             N/A              N/A
    End of period                             $22.76           $16.58           $15.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          786             4,985            1,778             N/A              N/A

JNL/MCM Healthcare Sector Division(502)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.49           $10.73             N/A              N/A
    End of period                             $11.54           $11.07           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          462              841              422              N/A              N/A

JNL/MCM International Index Division(538)

  Accumulation unit value:
    Beginning of period                       $14.87           $13.38           $11.60             N/A              N/A
    End of period                             $18.31           $14.87           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          146              185              384              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.90           $10.53             N/A              N/A
    End of period                             $13.78           $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,499            2,564             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(605)

  Accumulation unit value:
    Beginning of period                       $22.72           $16.93           $14.89             N/A              N/A
    End of period                             $26.91           $22.72           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,160              -                -               N/A              N/A

JNL/MCM S&P 10 Division (NY)(508)

  Accumulation unit value:
    Beginning of period                       $17.46           $12.98           $11.33             N/A              N/A
    End of period                             $17.91           $17.46           $12.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          482              482             4,083             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(478)

  Accumulation unit value:
    Beginning of period                       $13.90           $12.66           $11.15           $11.00             N/A
    End of period                             $14.96           $13.90           $12.66           $11.15             N/A
  Accumulation units outstanding
  at the end of period                          681             1,034            3,206             463              N/A

JNL/MCM S&P 500 Index Division(478)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.34            $9.58            $9.39             N/A
    End of period                             $11.95           $10.59           $10.34            $9.58             N/A
  Accumulation units outstanding
  at the end of period                         6,397            5,567            5,568             543              N/A

JNL/MCM Select Small-Cap Division
(NY)(508)

  Accumulation unit value:
    Beginning of period                       $18.39           $17.24           $15.15             N/A              N/A
    End of period                             $20.03           $18.39           $17.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               703              686              N/A              N/A

JNL/MCM Small Cap Index Division(478)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.97           $11.26           $11.06             N/A
    End of period                             $15.28           $13.26           $12.97           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         1,023            1,304            1,398             461              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                       $15.48           $11.36           $10.31             N/A              N/A
    End of period                             $14.96           $15.48           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             11,293            6,021             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(502)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.11           $10.14             N/A              N/A
    End of period                             $14.22           $12.40           $11.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          50               31               196              N/A              N/A

JNL/Oppenheimer Growth Division(533)

  Accumulation unit value:
    Beginning of period                        $8.61            $8.04            $7.86             N/A              N/A
    End of period                              $8.86            $8.61            $8.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(508)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.46           $13.22             N/A              N/A
    End of period                             $13.70           $13.50           $13.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,762           10,198           11,901             N/A              N/A

JNL/PPM America High Yield Bond
Division(453)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.79           $14.39             N/A
    End of period                               N/A              N/A            $15.23           $14.79             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,840             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                       $19.36           $18.81           $17.62             N/A              N/A
    End of period                             $21.46           $19.36           $18.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          336              503              560              N/A              N/A

JNL/S&P Core Index 100 Division(533)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.30             N/A              N/A
    End of period                               N/A              N/A            $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(473)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.97            $9.62             N/A
    End of period                               N/A              N/A            $10.12            $9.97             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               392              N/A

JNL/S&P Managed Aggressive Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.22           $11.07           $10.51             N/A
    End of period                             $14.74           $13.00           $12.22           $11.07             N/A
  Accumulation units outstanding
  at the end of period                          326              347              348              126              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30            $9.94             N/A              N/A
    End of period                             $11.09           $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $13.11           $12.45           $11.39           $10.74             N/A
    End of period                             $14.68           $13.11           $12.45           $11.39             N/A
  Accumulation units outstanding
  at the end of period                          206              570              826             2,372             N/A

JNL/S&P Managed Moderate Division(1089)

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(502)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.15           $11.57             N/A              N/A
    End of period                             $13.95           $12.68           $12.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.68           $10.11             N/A
    End of period                               N/A              N/A            $10.88           $10.68             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                       $22.57           $21.85           $20.33             N/A              N/A
    End of period                             $25.15           $22.57           $21.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          425              507              593              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(979)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.69             N/A              N/A              N/A
    End of period                             $11.99           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             12,833             N/A              N/A              N/A

JNL/Select Value Division(575)

  Accumulation unit value:
    Beginning of period                       $17.23           $16.24           $14.25             N/A              N/A
    End of period                             $20.44           $17.23           $16.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          157              221              246              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $25.46           $24.47           $22.71           $21.28             N/A
    End of period                             $28.39           $25.46           $24.47           $22.71             N/A
  Accumulation units outstanding
  at the end of period                          762              922             1,063             292              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(533)

  Accumulation unit value:
    Beginning of period                       $35.54           $31.76           $27.72             N/A              N/A
    End of period                             $37.23           $35.54           $31.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          876              732              723              N/A              N/A

JNL/T.Rowe Price Value Division(451)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.89           $11.40           $10.64             N/A
    End of period                             $15.79           $13.42           $12.89           $11.40             N/A
  Accumulation units outstanding
  at the end of period                          495              966             1,251             124              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.61           $12.27             N/A              N/A
    End of period                             $13.63           $12.57           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,710            2,939           12,317             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(478)

  Accumulation unit value:
    Beginning of period                       $17.79           $17.68           $16.86           $16.86             N/A
    End of period                             $18.27           $17.79           $17.68           $16.86             N/A
  Accumulation units outstanding
  at the end of period                         1,556            1,228            1,790             605              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(517)

  Accumulation unit value:
    Beginning of period                       $14.87           $14.82           $14.69             N/A              N/A
    End of period                             $15.06           $14.87           $14.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               574              906              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.95%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.99           $10.19            $9.73             N/A
    End of period                             $12.23           $11.56           $10.99           $10.19             N/A
  Accumulation units outstanding
  at the end of period                         2,011            1,565            1,422              -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(857)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.67             N/A              N/A              N/A
    End of period                             $15.45           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,051             840              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(594)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.72           $11.31             N/A              N/A
    End of period                             $14.00           $12.46           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          910              910              910              N/A              N/A

JNL/Alger Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $18.27           $16.59           $16.11           $15.16             N/A
    End of period                             $18.81           $18.27           $16.59           $16.11             N/A
  Accumulation units outstanding
  at the end of period                          466             1,446             414               -               N/A

JNL/Alliance Capital Growth Division(611)

  Accumulation unit value:
    Beginning of period                         N/A             $9.56            $9.20             N/A              N/A
    End of period                               N/A             $8.68            $9.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               284              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(427)

  Accumulation unit value:
    Beginning of period                       $16.65           $16.42           $15.75           $14.79             N/A
    End of period                             $18.34           $16.65           $16.42           $15.75             N/A
  Accumulation units outstanding
  at the end of period                         1,290            1,516            1,363              -               N/A

JNL/Eagle SmallCap Equity Division(557)

  Accumulation unit value:
    Beginning of period                       $18.80           $18.70           $17.15             N/A              N/A
    End of period                             $22.14           $18.80           $18.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          710              713              675              N/A              N/A

JNL/FMR Balanced Division(427)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.94            $9.26            $8.87             N/A
    End of period                             $11.66           $10.73            $9.94            $9.26             N/A
  Accumulation units outstanding
  at the end of period                         2,766            2,923            2,707              -               N/A

JNL/FMR MidCap Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $20.74           $19.92           $17.65             N/A              N/A
    End of period                             $22.80           $20.74           $19.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          145              198              146              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1082)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,099             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(612)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.08            $8.61             N/A              N/A
    End of period                             $15.17           $11.72           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,359            1,342            8,600             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(427)

  Accumulation unit value:
    Beginning of period                       $17.72           $16.61           $13.58           $12.73             N/A
    End of period                             $19.91           $17.72           $16.61           $13.58             N/A
  Accumulation units outstanding
  at the end of period                         4,653            4,700            1,823              -               N/A

JNL/Lazard Small Cap Value Division(427)

  Accumulation unit value:
    Beginning of period                       $14.47           $14.09           $12.46           $11.45             N/A
    End of period                             $16.57           $14.47           $14.09           $12.46             N/A
  Accumulation units outstanding
  at the end of period                         3,676            3,785            3,394              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A              N/A
    End of period                             $12.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,095             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                       $15.10           $15.88           $13.27             N/A              N/A
    End of period                             $15.93           $15.10           $15.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             22,034           21,442             N/A              N/A

JNL/MCM Bond Index Division(594)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.93           $10.56             N/A              N/A
    End of period                             $11.10           $10.92           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,909            7,303            4,604             N/A              N/A

JNL/MCM Communications Sector
Division(810)

  Accumulation unit value:
    Beginning of period                        $4.39            $4.13             N/A              N/A              N/A
    End of period                              $5.85            $4.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             11,513             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(621)

  Accumulation unit value:
    Beginning of period                       $10.14           $10.59            $9.27             N/A              N/A
    End of period                             $11.28           $10.14           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,111            3,627             N/A              N/A

JNL/MCM Dow 10 Division (NY)(427)

  Accumulation unit value:
    Beginning of period                       $12.85           $13.89           $13.75           $12.24             N/A
    End of period                             $16.31           $12.85           $13.89           $13.75             N/A
  Accumulation units outstanding
  at the end of period                        26,521           31,633           32,234              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1030)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,183             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(585)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.07            $7.27             N/A              N/A
    End of period                              $9.45            $8.25            $8.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,896            4,865            3,092             N/A              N/A

JNL/MCM Financial Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.80           $10.67             N/A              N/A
    End of period                             $14.29           $12.28           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,695            2,627            1,206             N/A              N/A

JNL/MCM Global 15 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                       $16.58           $15.35           $12.14             N/A              N/A
    End of period                             $22.75           $16.58           $15.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,527           28,233           23,592             N/A              N/A

JNL/MCM Healthcare Sector Division(618)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.48           $10.30             N/A              N/A
    End of period                             $11.53           $11.07           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,936           32,146            7,870             N/A              N/A

JNL/MCM International Index Division(553)

  Accumulation unit value:
    Beginning of period                       $14.87           $13.38           $12.02             N/A              N/A
    End of period                             $18.31           $14.87           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,842           11,161           11,113             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.90           $10.56             N/A              N/A
    End of period                             $13.78           $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,287           81,762           14,764             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(812)

  Accumulation unit value:
    Beginning of period                       $10.52            $9.13             N/A              N/A              N/A
    End of period                             $10.79           $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,017            7,313             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(604)

  Accumulation unit value:
    Beginning of period                       $22.71           $16.93           $14.62             N/A              N/A
    End of period                             $26.90           $22.71           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,253            1,106             185              N/A              N/A

JNL/MCM S&P 10 Division (NY)(429)

  Accumulation unit value:
    Beginning of period                       $17.46           $12.98           $11.22           $10.17             N/A
    End of period                             $17.90           $17.46           $12.98           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        27,310           27,656           27,000              -               N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(550)

  Accumulation unit value:
    Beginning of period                       $13.90           $12.66           $11.80             N/A              N/A
    End of period                             $14.95           $13.90           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,339           18,594           19,822             N/A              N/A

JNL/MCM S&P 500 Index Division(550)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.34            $9.81             N/A              N/A
    End of period                             $11.95           $10.59           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,793           39,514           39,115             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(585)

  Accumulation unit value:
    Beginning of period                       $18.38           $17.24           $14.46             N/A              N/A
    End of period                             $20.02           $18.38           $17.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             20,335           20,258             N/A              N/A

JNL/MCM Small Cap Index Division(550)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.97           $12.16             N/A              N/A
    End of period                             $15.28           $13.26           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,572           17,858           16,762             N/A              N/A

JNL/MCM Technology Sector Division(608)

  Accumulation unit value:
    Beginning of period                        $5.60            $5.57            $5.43             N/A              N/A
    End of period                              $6.00            $5.60            $5.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,571            9,252            4,832             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(721)

  Accumulation unit value:
    Beginning of period                       $15.48           $11.36           $10.80             N/A              N/A
    End of period                             $14.95           $15.48           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,224           14,684            1,666             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                       $11.91           $10.41             N/A              N/A              N/A
    End of period                             $13.10           $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,617            9,151             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.11            $9.61            $8.71             N/A
    End of period                             $14.22           $12.39           $11.11            $9.61             N/A
  Accumulation units outstanding
  at the end of period                         5,664            5,333            4,842              -               N/A

JNL/Oppenheimer Growth Division(600)

  Accumulation unit value:
    Beginning of period                        $8.61            $8.04            $7.95             N/A              N/A
    End of period                              $8.86            $8.61            $8.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,946            2,263            2,178             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(427)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.45           $13.13           $13.02             N/A
    End of period                             $13.70           $13.50           $13.45           $13.13             N/A
  Accumulation units outstanding
  at the end of period                        15,416           21,491            6,661              -               N/A

JNL/PPM America High Yield Bond
Division(427)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.78           $14.18             N/A
    End of period                               N/A              N/A            $15.22           $14.78             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(631)

  Accumulation unit value:
    Beginning of period                       $20.42           $19.15           $17.02             N/A              N/A
    End of period                             $22.78           $20.42           $19.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          300              300              300              N/A              N/A

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.39            $6.28             N/A              N/A
    End of period                              $8.42            $8.12            $7.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          770             4,784             770              N/A              N/A

JNL/Putnam Value Equity Division(427)

  Accumulation unit value:
    Beginning of period                       $19.35           $18.80           $17.47           $16.26             N/A
    End of period                             $21.44           $19.35           $18.80           $17.47             N/A
  Accumulation units outstanding
  at the end of period                          478             1,314             312               -               N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(601)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.03             N/A              N/A
    End of period                               N/A              N/A            $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(545)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08             N/A              N/A
    End of period                               N/A              N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(495)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20             N/A              N/A
    End of period                               N/A              N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(538)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.22           $11.24             N/A              N/A
    End of period                             $14.73           $13.00           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,669           89,299           107,726            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(750)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.20             N/A              N/A              N/A
    End of period                             $11.08           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,100           14,411             N/A              N/A              N/A

JNL/S&P Managed Growth Division(557)

  Accumulation unit value:
    Beginning of period                       $13.11           $12.44           $11.59             N/A              N/A
    End of period                             $14.68           $13.11           $12.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,452           101,508          102,873            N/A              N/A

JNL/S&P Managed Moderate Division(761)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.44             N/A              N/A              N/A
    End of period                             $11.69           $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,963           21,578             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(478)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.15           $11.30           $11.17             N/A
    End of period                             $13.95           $12.68           $12.15           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        41,140           29,556           24,521             15               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                       $22.55           $21.84           $20.09           $18.91             N/A
    End of period                             $25.14           $22.55           $21.84           $20.09             N/A
  Accumulation units outstanding
  at the end of period                         3,215            3,180            1,628              -               N/A

JNL/Select Global Growth Division(619)

  Accumulation unit value:
    Beginning of period                       $22.00           $22.01           $19.62             N/A              N/A
    End of period                             $24.45           $22.00           $22.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,036            2,026             174              N/A              N/A

JNL/Select Large Cap Growth Division(611)

  Accumulation unit value:
    Beginning of period                       $25.42           $24.77           $23.88             N/A              N/A
    End of period                             $26.08           $25.42           $24.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,181            3,206            1,418             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(597)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.60           $11.66             N/A              N/A
    End of period                             $11.98           $11.69           $11.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,785             988            17,127             N/A              N/A

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                       $17.23           $16.24           $14.43           $13.15             N/A
    End of period                             $20.43           $17.23           $16.24           $14.43             N/A
  Accumulation units outstanding
  at the end of period                         2,850            2,889            3,626              -               N/A

JNL/T.Rowe Price Established Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $25.45           $24.46           $22.70           $21.27             N/A
    End of period                             $28.37           $25.45           $24.46           $22.70             N/A
  Accumulation units outstanding
  at the end of period                        16,875           13,809            2,121              -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $35.53           $31.75           $27.43           $25.65             N/A
    End of period                             $37.21           $35.53           $31.75           $27.43             N/A
  Accumulation units outstanding
  at the end of period                        13,672           11,817            2,196              -               N/A

JNL/T.Rowe Price Value Division(427)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.88           $11.40           $10.41             N/A
    End of period                             $15.79           $13.41           $12.88           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        32,813           27,410            8,689              -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.60           $12.26             N/A              N/A
    End of period                             $13.62           $12.57           $12.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,059            7,008            2,748             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(427)

  Accumulation unit value:
    Beginning of period                       $17.78           $17.67           $16.85           $16.48             N/A
    End of period                             $18.26           $17.78           $17.67           $16.85             N/A
  Accumulation units outstanding
  at the end of period                         4,697            6,222            1,917              -               N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(594)

  Accumulation unit value:
    Beginning of period                       $14.83           $14.78           $14.23             N/A              N/A
    End of period                             $15.02           $14.83           $14.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          571              609              531              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.96%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(208)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.98           $10.18            $8.36            $8.36
    End of period                             $12.22           $11.55           $10.98           $10.18            $7.99
  Accumulation units outstanding
  at the end of period                        27,307           34,535           31,000           24,744             775

JNL/AIM Premier Equity II Division(346)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.32            $8.44             N/A
    End of period                               N/A              N/A             $9.10            $9.32             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,551             N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.39             N/A              N/A              N/A
    End of period                             $15.45           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,925              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(258)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.72           $11.19            $7.95             N/A
    End of period                             $13.99           $12.46           $11.72           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         9,384            8,792           13,052           12,790             N/A

JNL/Alger Growth Division(244)

  Accumulation unit value:
    Beginning of period                       $18.25           $16.57           $16.09           $12.13           $12.19
    End of period                             $18.79           $18.25           $16.57           $16.09           $12.13
  Accumulation units outstanding
  at the end of period                         4,724            4,761            3,131            3,381            4,039

JNL/Alliance Capital Growth Division(252)

  Accumulation unit value:
    Beginning of period                         N/A             $9.56            $9.17            $7.92             N/A
    End of period                               N/A             $8.68            $9.56            $9.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,101            3,591             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(168)

  Accumulation unit value:
    Beginning of period                       $16.63           $16.41           $15.74           $12.89           $13.16
    End of period                             $18.32           $16.63           $16.41           $15.74           $12.89
  Accumulation units outstanding
  at the end of period                         4,725            5,135            7,609            3,630            3,261

JNL/Eagle SmallCap Equity Division(245)

  Accumulation unit value:
    Beginning of period                       $18.78           $18.68           $16.04           $11.69           $11.67
    End of period                             $22.12           $18.78           $18.68           $16.04           $11.69
  Accumulation units outstanding
  at the end of period                        12,593           11,576           10,755           10,078            1,524

JNL/FMR Balanced Division(168)

  Accumulation unit value:
    Beginning of period                       $10.72            $9.93            $9.25            $8.30            $8.35
    End of period                             $11.65           $10.72            $9.93            $9.25            $8.30
  Accumulation units outstanding
  at the end of period                        34,394           24,752           28,795           33,497            1,692

JNL/FMR MidCap Equity Division(213)

  Accumulation unit value:
    Beginning of period                       $20.72           $19.90           $17.20           $12.93           $13.01
    End of period                             $22.77           $20.72           $19.90           $17.20           $12.93
  Accumulation units outstanding
  at the end of period                         4,453            2,389            2,282             64               64






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1060)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,527             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(995)

  Accumulation unit value:
    Beginning of period                       $11.29             N/A              N/A              N/A              N/A
    End of period                             $12.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,510             N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(995)

  Accumulation unit value:
    Beginning of period                       $11.51             N/A              N/A              N/A              N/A
    End of period                             $12.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,921             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,553             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(221)

  Accumulation unit value:
    Beginning of period                       $13.86           $12.77           $11.19            $8.88            $9.01
    End of period                             $16.67           $13.86           $12.77           $11.19            $8.88
  Accumulation units outstanding
  at the end of period                         7,963            6,010            4,656            1,385             115

JNL/JPMorgan International Value
Division(238)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.07            $8.38            $6.13            $6.16
    End of period                             $15.16           $11.71           $10.07            $8.38            $6.13
  Accumulation units outstanding
  at the end of period                        35,445           18,418            7,394            2,176             252

JNL/Lazard Emerging Markets Division(1060)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,383             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(171)

  Accumulation unit value:
    Beginning of period                       $17.71           $16.60           $13.57           $10.74           $11.07
    End of period                             $19.89           $17.71           $16.60           $13.57           $10.74
  Accumulation units outstanding
  at the end of period                        15,111           15,933           17,246            7,619             666

JNL/Lazard Small Cap Value Division(224)

  Accumulation unit value:
    Beginning of period                       $14.45           $14.08           $12.45            $9.14            $9.14
    End of period                             $16.56           $14.45           $14.08           $12.45            $9.14
  Accumulation units outstanding
  at the end of period                        16,442           14,645           14,517           13,254             795






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A              N/A
    End of period                             $12.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        199,169            N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                       $15.10           $15.88           $13.28           $10.24           $10.13
    End of period                             $15.92           $15.10           $15.88           $13.28           $10.24
  Accumulation units outstanding
  at the end of period                           -             154,843          137,742          221,614          16,078

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.94           $10.77           $10.69             N/A
    End of period                             $11.11           $10.93           $10.94           $10.77             N/A
  Accumulation units outstanding
  at the end of period                         9,966            4,000            3,678             16               N/A

JNL/MCM Communications Sector
Division(1043)

  Accumulation unit value:
    Beginning of period                        $5.06             N/A              N/A              N/A              N/A
    End of period                              $5.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,797             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(562)

  Accumulation unit value:
    Beginning of period                       $10.13           $10.59            $9.93             N/A              N/A
    End of period                             $11.27           $10.13           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,752             431               -               N/A              N/A

JNL/MCM Dow 10 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                       $12.84           $13.89           $13.75           $11.12           $10.02
    End of period                             $16.31           $12.84           $13.89           $13.75           $11.12
  Accumulation units outstanding
  at the end of period                        97,995           241,435          219,809          271,902          14,686






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        201,099            N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(252)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.07            $7.39            $6.15             N/A
    End of period                              $9.45            $8.25            $8.07            $7.39             N/A
  Accumulation units outstanding
  at the end of period                        12,372           12,094           13,289           17,072             N/A

JNL/MCM Financial Sector Division(515)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.79           $11.18             N/A              N/A
    End of period                             $14.28           $12.27           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,765              -                -               N/A              N/A

JNL/MCM Global 15 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                       $16.57           $15.35           $12.31            $9.66            $9.58
    End of period                             $22.74           $16.57           $15.35           $12.31            $9.66
  Accumulation units outstanding
  at the end of period                        68,138           66,121           44,615           15,729            1,727

JNL/MCM Healthcare Sector Division(515)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.48           $10.85             N/A              N/A
    End of period                             $11.53           $11.06           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,384            2,922              -               N/A              N/A

JNL/MCM International Index Division(284)

  Accumulation unit value:
    Beginning of period                       $14.86           $13.37           $11.41            $7.53             N/A
    End of period                             $18.29           $14.86           $13.37           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        36,793           13,870           10,211            4,428             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(710)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.90           $10.43             N/A              N/A
    End of period                             $13.78           $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        141,117          93,086           11,886             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(737)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.83           $10.83             N/A              N/A
    End of period                             $10.79           $10.52           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,254            1,272             404              N/A              N/A

JNL/MCM Oil & Gas Sector Division(562)

  Accumulation unit value:
    Beginning of period                       $22.69           $16.92           $13.95             N/A              N/A
    End of period                             $26.88           $22.69           $16.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,452            8,498             263              N/A              N/A

JNL/MCM S&P 10 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                       $17.45           $12.97           $11.22            $9.61           $10.64
    End of period                             $17.89           $17.45           $12.97           $11.22            $9.61
  Accumulation units outstanding
  at the end of period                        139,714          145,804          155,548          323,680          17,171

JNL/MCM S&P 24 Division (NY)(1156)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          312              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(188)

  Accumulation unit value:
    Beginning of period                       $13.89           $12.65           $11.14            $8.45            $8.44
    End of period                             $14.94           $13.89           $12.65           $11.14            $8.45
  Accumulation units outstanding
  at the end of period                        84,342           63,862           60,027           50,491           20,157

JNL/MCM S&P 500 Index Division(188)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.34            $9.58            $7.65            $7.62
    End of period                             $11.94           $10.58           $10.34            $9.58            $7.65
  Accumulation units outstanding
  at the end of period                        135,800          104,161          94,814           78,163           22,962

JNL/MCM Select Small-Cap Division
(NY)(192)

  Accumulation unit value:
    Beginning of period                       $18.38           $17.23           $15.66           $10.80            $9.92
    End of period                             $20.02           $18.38           $17.23           $15.66           $10.80
  Accumulation units outstanding
  at the end of period                           -             90,721           82,605           145,497          17,995

JNL/MCM Small Cap Index Division(188)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.97           $11.26            $7.87            $7.85
    End of period                             $15.27           $13.25           $12.97           $11.26            $7.87
  Accumulation units outstanding
  at the end of period                        82,611           65,749           60,341           52,219           23,363

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                        $5.59            $5.37             N/A              N/A              N/A
    End of period                              $6.00            $5.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,208            5,324             N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                       $15.48           $11.36           $10.31             N/A              N/A
    End of period                             $14.95           $15.48           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        429,290          445,255          445,918            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(791)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.00             N/A              N/A              N/A
    End of period                             $13.10           $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,058           21,857             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(171)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.11            $9.60            $6.97            $7.59
    End of period                             $14.21           $12.39           $11.11            $9.60            $6.97
  Accumulation units outstanding
  at the end of period                        33,411           29,729           27,459            6,284            4,513

JNL/Oppenheimer Growth Division(213)

  Accumulation unit value:
    Beginning of period                        $8.61            $8.04            $7.87            $6.81            $7.40
    End of period                              $8.85            $8.61            $8.04            $7.87            $6.81
  Accumulation units outstanding
  at the end of period                        10,193            4,337            1,848            1,747             113

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(171)

  Accumulation unit value:
    Beginning of period                       $13.49           $13.44           $13.13           $12.77           $12.30
    End of period                             $13.69           $13.49           $13.44           $13.13           $12.77
  Accumulation units outstanding
  at the end of period                        114,297          108,590          64,274           37,815            4,586

JNL/PPM America High Yield Bond
Division(168)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.77           $12.69           $11.91
    End of period                               N/A              N/A            $15.21           $14.77           $12.69
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             66,829            3,173






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(265)

  Accumulation unit value:
    Beginning of period                       $20.40           $19.13           $17.26           $13.10             N/A
    End of period                             $22.76           $20.40           $19.13           $17.26             N/A
  Accumulation units outstanding
  at the end of period                         1,918            1,930             121              121              N/A

JNL/Putnam Midcap Growth Division(208)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.38            $6.35            $4.85            $4.84
    End of period                              $8.41            $8.12            $7.38            $6.35            $4.85
  Accumulation units outstanding
  at the end of period                         4,359            3,041            2,538            1,824            3,763

JNL/Putnam Value Equity Division(244)

  Accumulation unit value:
    Beginning of period                       $19.33           $18.79           $17.45           $14.29           $14.36
    End of period                             $21.42           $19.33           $18.79           $17.45           $14.29
  Accumulation units outstanding
  at the end of period                         1,013            1,046            1,552            1,438             373

JNL/S&P Core Index 100 Division(297)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $8.34             N/A
    End of period                               N/A              N/A            $10.32           $10.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Core Index 50 Division(288)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.88            $7.22             N/A
    End of period                               N/A              N/A            $10.04            $9.88             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,050             N/A

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.37             N/A              N/A
    End of period                               N/A              N/A            $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(221)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19            $7.99            $8.33
    End of period                               N/A              N/A            $10.37           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             27,753           30,394

JNL/S&P Equity Growth Division I(191)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.97            $7.85            $7.61
    End of period                               N/A              N/A            $10.12            $9.97            $7.85
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             643,257          42,178

JNL/S&P Managed Aggressive Growth
Division(185)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.21           $11.06            $8.89            $9.02
    End of period                             $14.72           $12.99           $12.21           $11.06            $8.89
  Accumulation units outstanding
  at the end of period                        233,939          340,845          561,956           9,039           13,628






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(686)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30            $9.94             N/A              N/A
    End of period                             $11.08           $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,650           16,705             508              N/A              N/A

JNL/S&P Managed Growth Division(185)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.43           $11.38            $9.53            $9.57
    End of period                             $14.66           $13.10           $12.43           $11.38            $9.53
  Accumulation units outstanding
  at the end of period                        173,158          177,439          176,545          197,777          58,076

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.49            $9.87             N/A              N/A
    End of period                             $11.69           $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,897            3,122             704              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(185)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.14           $11.30            $9.79            $9.74
    End of period                             $13.93           $12.67           $12.14           $11.30            $9.79
  Accumulation units outstanding
  at the end of period                        200,663          154,398          167,215          105,765          51,768

JNL/S&P Retirement 2015 Division(1181)

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,609             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(223)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.67            $8.33            $8.40
    End of period                               N/A              N/A            $10.87           $10.67            $8.33
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,283            4,466

JNL/Select Balanced Division(168)

  Accumulation unit value:
    Beginning of period                       $22.53           $21.82           $20.07           $16.83           $16.64
    End of period                             $25.11           $22.53           $21.82           $20.07           $16.83
  Accumulation units outstanding
  at the end of period                        15,006           12,248           16,338           14,714            1,727

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(171)

  Accumulation unit value:
    Beginning of period                       $25.40           $24.74           $22.60           $17.01           $17.43
    End of period                             $26.05           $25.40           $24.74           $22.60           $17.01
  Accumulation units outstanding
  at the end of period                         1,932            1,802             694              508              134






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(168)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.59           $11.73           $11.91           $11.95
    End of period                             $11.97           $11.68           $11.59           $11.73           $11.91
  Accumulation units outstanding
  at the end of period                        16,548            7,409           15,515            2,678            3,996

JNL/Select Value Division(244)

  Accumulation unit value:
    Beginning of period                       $17.22           $16.24           $14.43           $10.92           $10.96
    End of period                             $20.42           $17.22           $16.24           $14.43           $10.92
  Accumulation units outstanding
  at the end of period                        49,124           31,764           35,860           32,852             488

JNL/T.Rowe Price Established Growth
Division(168)

  Accumulation unit value:
    Beginning of period                       $25.41           $24.43           $22.67           $17.71           $17.52
    End of period                             $28.33           $25.41           $24.43           $22.67           $17.71
  Accumulation units outstanding
  at the end of period                        12,060           13,158           15,066            9,108             732

JNL/T.Rowe Price Mid-Cap Growth
Division(205)

  Accumulation unit value:
    Beginning of period                       $35.49           $31.72           $27.40           $20.16           $17.76
    End of period                             $37.17           $35.49           $31.72           $27.40           $20.16
  Accumulation units outstanding
  at the end of period                        15,251           14,645           15,071           10,170            1,180

JNL/T.Rowe Price Value Division(168)

  Accumulation unit value:
    Beginning of period                       $13.40           $12.88           $11.40            $8.95            $8.75
    End of period                             $15.77           $13.40           $12.88           $11.40            $8.95
  Accumulation units outstanding
  at the end of period                        48,971           48,572           53,844           22,163            1,501

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.59           $12.25             N/A              N/A
    End of period                             $13.61           $12.56           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,103           33,563           94,367             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(168)

  Accumulation unit value:
    Beginning of period                       $17.76           $17.65           $16.83           $15.12           $14.21
    End of period                             $18.23           $17.76           $17.65           $16.83           $15.12
  Accumulation units outstanding
  at the end of period                        14,885           15,619           18,174           19,998            4,978

JNL/Western Asset U.S. Government
& Quality Bond Division(168)

  Accumulation unit value:
    Beginning of period                       $14.82           $14.76           $14.50           $14.61           $14.30
    End of period                             $15.00           $14.82           $14.76           $14.50           $14.61
  Accumulation units outstanding
  at the end of period                         4,458            3,524            2,777            3,713            2,683





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.97%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(444)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.98           $10.19            $9.94             N/A
    End of period                             $12.22           $11.55           $10.98           $10.19             N/A
  Accumulation units outstanding
  at the end of period                         3,058            3,560            4,074             731              N/A

JNL/AIM Premier Equity II Division(508)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.43             N/A              N/A
    End of period                               N/A              N/A             $9.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.71           $11.18           $10.82             N/A
    End of period                             $13.98           $12.45           $11.71           $11.18             N/A
  Accumulation units outstanding
  at the end of period                          554              555              519              96               N/A

JNL/Alger Growth Division(444)

  Accumulation unit value:
    Beginning of period                       $18.23           $16.56           $16.08           $15.35             N/A
    End of period                             $18.77           $18.23           $16.56           $16.08             N/A
  Accumulation units outstanding
  at the end of period                          456              554              556              552              N/A

JNL/Alliance Capital Growth Division(508)

  Accumulation unit value:
    Beginning of period                         N/A             $9.54            $9.34             N/A              N/A
    End of period                               N/A             $8.66            $9.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               55               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(444)

  Accumulation unit value:
    Beginning of period                       $16.62           $16.39           $15.73           $14.81             N/A
    End of period                             $18.31           $16.62           $16.39           $15.73             N/A
  Accumulation units outstanding
  at the end of period                         2,889            2,913            3,202             818              N/A

JNL/Eagle SmallCap Equity Division(456)

  Accumulation unit value:
    Beginning of period                       $18.76           $18.67           $16.03           $15.75             N/A
    End of period                             $22.09           $18.76           $18.67           $16.03             N/A
  Accumulation units outstanding
  at the end of period                          99               99               99               66               N/A

JNL/FMR Balanced Division(444)

  Accumulation unit value:
    Beginning of period                       $10.72            $9.93            $9.25            $8.94             N/A
    End of period                             $11.64           $10.72            $9.93            $9.25             N/A
  Accumulation units outstanding
  at the end of period                         2,085            9,780            2,099             677              N/A

JNL/FMR MidCap Equity Division(571)

  Accumulation unit value:
    Beginning of period                       $20.70           $19.89           $17.57             N/A              N/A
    End of period                             $22.74           $20.70           $19.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          350              350              350              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1123)

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,954             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(518)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.07            $8.93             N/A              N/A
    End of period                             $15.14           $11.70           $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          440              440              690              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(444)

  Accumulation unit value:
    Beginning of period                       $17.69           $16.58           $13.56           $12.92             N/A
    End of period                             $19.88           $17.69           $16.58           $13.56             N/A
  Accumulation units outstanding
  at the end of period                         6,589            6,735            2,366             791              N/A

JNL/Lazard Small Cap Value Division(456)

  Accumulation unit value:
    Beginning of period                       $14.44           $14.08           $12.44           $11.78             N/A
    End of period                             $16.54           $14.44           $14.08           $12.44             N/A
  Accumulation units outstanding
  at the end of period                         1,627            1,768            2,035             310              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.69             N/A              N/A              N/A              N/A
    End of period                             $12.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,994             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                       $15.09           $15.88           $13.28           $12.44             N/A
    End of period                             $15.91           $15.09           $15.88           $13.28             N/A
  Accumulation units outstanding
  at the end of period                           -              4,877            4,693            3,375             N/A

JNL/MCM Bond Index Division(508)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.93           $10.84             N/A              N/A
    End of period                             $11.10           $10.92           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          495              495             2,436             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(436)

  Accumulation unit value:
    Beginning of period                       $12.82           $13.87           $13.72           $12.38             N/A
    End of period                             $16.28           $12.82           $13.87           $13.72             N/A
  Accumulation units outstanding
  at the end of period                         7,063            7,126            6,893            4,524             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(510)

  Accumulation unit value:
    Beginning of period                        $8.24            $8.06            $7.49             N/A              N/A
    End of period                              $9.44            $8.24            $8.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,614            2,475            2,476             N/A              N/A

JNL/MCM Financial Sector Division(595)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.78           $10.83             N/A              N/A
    End of period                             $14.27           $12.26           $11.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,039            1,039            1,039             N/A              N/A

JNL/MCM Global 15 Division (NY)(436)

  Accumulation unit value:
    Beginning of period                       $16.45           $15.23           $12.21           $12.13             N/A
    End of period                             $22.57           $16.45           $15.23           $12.21             N/A
  Accumulation units outstanding
  at the end of period                         4,421            6,231            4,155            3,976             N/A

JNL/MCM Healthcare Sector Division(550)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.47           $10.54             N/A              N/A
    End of period                             $11.52           $11.05           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          946              947              906              N/A              N/A

JNL/MCM International Index Division(508)

  Accumulation unit value:
    Beginning of period                       $14.86           $13.37           $11.62             N/A              N/A
    End of period                             $18.30           $14.86           $13.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,222            7,222            1,114             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.90           $10.53             N/A              N/A
    End of period                             $13.77           $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,615           21,721            2,459             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(571)

  Accumulation unit value:
    Beginning of period                       $22.68           $16.91           $14.20             N/A              N/A
    End of period                             $26.86           $22.68           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          337              102              102              N/A              N/A

JNL/MCM S&P 10 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                       $17.45           $12.97           $11.22           $10.77             N/A
    End of period                             $17.89           $17.45           $12.97           $11.22             N/A
  Accumulation units outstanding
  at the end of period                         4,052            8,672            4,427            3,897             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(441)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.50           $10.99           $10.41             N/A
    End of period                             $14.77           $13.73           $12.50           $10.99             N/A
  Accumulation units outstanding
  at the end of period                         1,574            2,089            1,561              3               N/A

JNL/MCM S&P 500 Index Division(508)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.34            $9.76             N/A              N/A
    End of period                             $11.94           $10.58           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,887            3,887            2,461             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(469)

  Accumulation unit value:
    Beginning of period                       $18.37           $17.23           $15.66           $15.64             N/A
    End of period                             $20.01           $18.37           $17.23           $15.66             N/A
  Accumulation units outstanding
  at the end of period                           -              3,854            3,773            2,809             N/A

JNL/MCM Small Cap Index Division(436)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.96           $11.26           $10.58             N/A
    End of period                             $15.26           $13.25           $12.96           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         1,989            1,799            1,384             256              N/A

JNL/MCM Technology Sector Division(575)

  Accumulation unit value:
    Beginning of period                        $5.59            $5.56            $5.17             N/A              N/A
    End of period                              $5.99            $5.59            $5.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          658              659              582              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                       $15.48           $11.36           $10.31             N/A              N/A
    End of period                             $14.95           $15.48           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          541             6,391            4,585             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.06           $10.47             N/A              N/A
    End of period                             $13.10           $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          877              761              761              N/A              N/A

JNL/Oppenheimer Global Growth
Division(508)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.10            $9.89             N/A              N/A
    End of period                             $14.20           $12.38           $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,182             517              569              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(444)

  Accumulation unit value:
    Beginning of period                       $13.48           $13.43           $13.12           $12.98             N/A
    End of period                             $13.67           $13.48           $13.43           $13.12             N/A
  Accumulation units outstanding
  at the end of period                        10,993           13,477           14,075            2,663             N/A

JNL/PPM America High Yield Bond
Division(444)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.76           $14.34             N/A
    End of period                               N/A              N/A            $15.20           $14.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,173             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(456)

  Accumulation unit value:
    Beginning of period                        $8.11            $7.38            $6.34            $6.22             N/A
    End of period                              $8.41            $8.11            $7.38            $6.34             N/A
  Accumulation units outstanding
  at the end of period                         2,336            2,336            2,548             420              N/A

JNL/Putnam Value Equity Division(444)

  Accumulation unit value:
    Beginning of period                       $19.30           $18.77           $17.44           $16.38             N/A
    End of period                             $21.40           $19.30           $18.77           $17.44             N/A
  Accumulation units outstanding
  at the end of period                          807             1,098            1,285             369              N/A

JNL/S&P Core Index 100 Division(510)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.28             N/A              N/A
    End of period                               N/A              N/A            $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(518)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.60             N/A              N/A
    End of period                               N/A              N/A            $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(536)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.92             N/A              N/A
    End of period                               N/A              N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(484)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.20           $11.05           $11.03             N/A
    End of period                             $14.71           $12.98           $12.20           $11.05             N/A
  Accumulation units outstanding
  at the end of period                         8,196            7,655            7,475             70               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30            $9.94             N/A              N/A
    End of period                             $11.08           $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.42           $11.37           $10.82             N/A
    End of period                             $14.65           $13.09           $12.42           $11.37             N/A
  Accumulation units outstanding
  at the end of period                        13,286           13,087            5,795            3,281             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(441)

  Accumulation unit value:
    Beginning of period                       $12.66           $12.13           $11.29           $10.74             N/A
    End of period                             $13.92           $12.66           $12.13           $11.29             N/A
  Accumulation units outstanding
  at the end of period                         4,067            4,499            5,093            7,607             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(495)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.92             N/A              N/A
    End of period                               N/A              N/A            $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(451)

  Accumulation unit value:
    Beginning of period                       $22.51           $21.80           $20.05           $19.14             N/A
    End of period                             $25.08           $22.51           $21.80           $20.05             N/A
  Accumulation units outstanding
  at the end of period                         3,875            3,898            3,762             230              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(493)

  Accumulation unit value:
    Beginning of period                       $25.37           $24.72           $23.18             N/A              N/A
    End of period                             $26.02           $25.37           $24.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          369              449              542              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(635)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.58           $11.62             N/A              N/A
    End of period                             $11.95           $11.66           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                       $17.22           $16.24           $14.43           $13.39             N/A
    End of period                             $20.41           $17.22           $16.24           $14.43             N/A
  Accumulation units outstanding
  at the end of period                         2,792            3,263            3,651             452              N/A

JNL/T.Rowe Price Established Growth
Division(444)

  Accumulation unit value:
    Beginning of period                       $25.39           $24.41           $22.66           $21.33             N/A
    End of period                             $28.31           $25.39           $24.41           $22.66             N/A
  Accumulation units outstanding
  at the end of period                         2,036            2,227            2,238             575              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(484)

  Accumulation unit value:
    Beginning of period                       $35.45           $31.69           $27.38           $27.51             N/A
    End of period                             $37.12           $35.45           $31.69           $27.38             N/A
  Accumulation units outstanding
  at the end of period                          607              607              715              28               N/A

JNL/T.Rowe Price Value Division(456)

  Accumulation unit value:
    Beginning of period                       $13.40           $12.87           $11.39           $10.56             N/A
    End of period                             $15.77           $13.40           $12.87           $11.39             N/A
  Accumulation units outstanding
  at the end of period                         2,559            2,556            2,894             247              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.55           $12.58           $12.25             N/A              N/A
    End of period                             $13.60           $12.55           $12.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,154            6,827            7,467             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(444)

  Accumulation unit value:
    Beginning of period                       $17.74           $17.63           $16.82           $16.47             N/A
    End of period                             $18.21           $17.74           $17.63           $16.82             N/A
  Accumulation units outstanding
  at the end of period                         1,134            6,913            1,137             745              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(444)

  Accumulation unit value:
    Beginning of period                       $14.80           $14.75           $14.49           $14.35             N/A
    End of period                             $14.99           $14.80           $14.75           $14.49             N/A
  Accumulation units outstanding
  at the end of period                         1,400            1,666            1,904             698              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.995%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(653)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.98            $9.95             N/A              N/A
    End of period                             $12.20           $11.54           $10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,455            9,129            3,565             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(890)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.95             N/A              N/A              N/A
    End of period                             $15.44           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,491            1,750             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(620)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.71           $10.53             N/A              N/A
    End of period                             $13.96           $12.44           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          566               -              1,454             N/A              N/A

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                       $18.19           $16.52           $16.30             N/A              N/A
    End of period                             $18.71           $18.19           $16.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,899            2,616             426              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(1090)

  Accumulation unit value:
    Beginning of period                       $16.05             N/A              N/A              N/A              N/A
    End of period                             $18.26             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          420              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1090)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          695              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1105)

  Accumulation unit value:
    Beginning of period                       $11.69             N/A              N/A              N/A              N/A
    End of period                             $12.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,049             N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(845)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.48             N/A              N/A              N/A
    End of period                             $12.75           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,635             791              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1105)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,230             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(890)

  Accumulation unit value:
    Beginning of period                       $13.81           $13.13             N/A              N/A              N/A
    End of period                             $16.60           $13.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,074            1,698             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(512)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.05            $8.72             N/A              N/A
    End of period                             $15.11           $11.68           $10.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,473             503              503              N/A              N/A

JNL/Lazard Emerging Markets Division(1105)

  Accumulation unit value:
    Beginning of period                        $8.72             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          704              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(512)

  Accumulation unit value:
    Beginning of period                       $17.66           $16.56           $14.15             N/A              N/A
    End of period                             $19.83           $17.66           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          310              310              310              N/A              N/A

JNL/Lazard Small Cap Value Division(512)

  Accumulation unit value:
    Beginning of period                       $14.41           $14.05           $12.99             N/A              N/A
    End of period                             $16.50           $14.41           $14.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,670            1,889             337              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.67             N/A              N/A              N/A              N/A
    End of period                             $12.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,050             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                       $15.08           $15.87           $13.83             N/A              N/A
    End of period                             $15.90           $15.08           $15.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,830             845              N/A              N/A

JNL/MCM Bond Index Division(1015)

  Accumulation unit value:
    Beginning of period                       $10.87             N/A              N/A              N/A              N/A
    End of period                             $11.08             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,552             N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                       $12.83           $13.88           $13.51             N/A              N/A
    End of period                             $16.28           $12.83           $13.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,955             866              866              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1105)

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,022             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(464)

  Accumulation unit value:
    Beginning of period                       $16.55           $15.33           $12.30           $11.73             N/A
    End of period                             $22.71           $16.55           $15.33           $12.30             N/A
  Accumulation units outstanding
  at the end of period                         8,438            2,265            2,224             372              N/A

JNL/MCM Healthcare Sector Division(653)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.46           $10.11             N/A              N/A
    End of period                             $11.49           $11.03           $10.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,340            2,341            1,206             N/A              N/A

JNL/MCM International Index Division(776)

  Accumulation unit value:
    Beginning of period                       $14.84           $13.62             N/A              N/A              N/A
    End of period                             $18.27           $14.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          394              110              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(812)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.42             N/A              N/A              N/A
    End of period                             $13.76           $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,426           32,016             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(1178)

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          548              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(729)

  Accumulation unit value:
    Beginning of period                       $22.64           $16.88           $16.94             N/A              N/A
    End of period                             $26.80           $22.64           $16.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,178            1,107             410              N/A              N/A

JNL/MCM S&P 10 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                       $17.43           $12.96           $11.40             N/A              N/A
    End of period                             $17.87           $17.43           $12.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,759            1,026            1,026             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(1015)

  Accumulation unit value:
    Beginning of period                       $14.54             N/A              N/A              N/A              N/A
    End of period                             $14.92             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          311              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.25             N/A              N/A              N/A
    End of period                             $11.92           $10.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          452              590              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(464)

  Accumulation unit value:
    Beginning of period                       $18.36           $17.22           $15.65           $15.96             N/A
    End of period                             $19.99           $18.36           $17.22           $15.65             N/A
  Accumulation units outstanding
  at the end of period                           -              2,965            2,156             273              N/A

JNL/MCM Small Cap Index Division(1015)

  Accumulation unit value:
    Beginning of period                       $14.33             N/A              N/A              N/A              N/A
    End of period                             $15.24             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          211              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(1071)

  Accumulation unit value:
    Beginning of period                       $15.28             N/A              N/A              N/A              N/A
    End of period                             $14.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,923             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(776)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.19             N/A              N/A              N/A
    End of period                             $13.09           $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,723           30,004             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(845)

  Accumulation unit value:
    Beginning of period                       $12.37           $10.91             N/A              N/A              N/A
    End of period                             $14.18           $12.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,640            3,913             N/A              N/A              N/A

JNL/Oppenheimer Growth Division(620)

  Accumulation unit value:
    Beginning of period                        $8.59            $8.03            $7.43             N/A              N/A
    End of period                              $8.83            $8.59            $8.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,528            5,507            5,018             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(512)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.41           $13.21             N/A              N/A
    End of period                             $13.64           $13.45           $13.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,359            2,612            1,440             N/A              N/A

JNL/PPM America High Yield Bond
Division(512)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.76             N/A              N/A
    End of period                               N/A              N/A            $15.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(512)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21             N/A              N/A
    End of period                               N/A              N/A            $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.18           $11.21             N/A              N/A
    End of period                             $14.67           $12.95           $12.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,044            1,045            1,046             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(493)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.40           $11.53             N/A              N/A
    End of period                             $14.62           $13.06           $12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,507           44,020           56,762             N/A              N/A

JNL/S&P Managed Moderate Division(827)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.25             N/A              N/A              N/A
    End of period                             $11.68           $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,581            9,806             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(492)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.11           $11.39             N/A              N/A
    End of period                             $13.89           $12.63           $12.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,012           47,421           35,791             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(512)

  Accumulation unit value:
    Beginning of period                       $22.45           $21.74           $20.36             N/A              N/A
    End of period                             $25.01           $22.45           $21.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,097            1,154             492              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(1056)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A              N/A
    End of period                             $11.92             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Value Division(1184)

  Accumulation unit value:
    Beginning of period                       $19.85             N/A              N/A              N/A              N/A
    End of period                             $20.39             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,095             N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(1105)

  Accumulation unit value:
    Beginning of period                       $25.14             N/A              N/A              N/A              N/A
    End of period                             $28.23             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          488              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(653)

  Accumulation unit value:
    Beginning of period                       $35.35           $31.61           $27.33             N/A              N/A
    End of period                             $37.01           $35.35           $31.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,409            1,086             244              N/A              N/A

JNL/T.Rowe Price Value Division(701)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.86           $12.16             N/A              N/A
    End of period                             $15.74           $13.38           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,702            1,702            1,703             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.56           $12.23             N/A              N/A
    End of period                             $13.57           $12.52           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          600              621              368              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(1080)

  Accumulation unit value:
    Beginning of period                       $17.44             N/A              N/A              N/A              N/A
    End of period                             $18.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,218             N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                       $14.76           $14.85             N/A              N/A              N/A
    End of period                             $14.94           $14.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,457            2,667             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.00%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.97           $10.97             N/A              N/A
    End of period                             $12.20           $11.54           $10.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,046            7,891              -               N/A              N/A

JNL/AIM Premier Equity II Division(415)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.31            $8.69             N/A
    End of period                               N/A              N/A             $9.09            $9.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.39             N/A              N/A              N/A
    End of period                             $15.44           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,227           10,893             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(395)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.70           $11.17           $10.37             N/A
    End of period                             $13.96           $12.44           $11.70           $11.17             N/A
  Accumulation units outstanding
  at the end of period                         6,605            7,776            1,277             260              N/A

JNL/Alger Growth Division(938)

  Accumulation unit value:
    Beginning of period                       $18.18           $17.27             N/A              N/A              N/A
    End of period                             $18.70           $18.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,030             627              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(866)

  Accumulation unit value:
    Beginning of period                       $16.57           $16.03             N/A              N/A              N/A
    End of period                             $18.25           $16.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,332            1,401             N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(758)

  Accumulation unit value:
    Beginning of period                       $18.71           $17.96             N/A              N/A              N/A
    End of period                             $22.03           $18.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,859            3,621             N/A              N/A              N/A

JNL/FMR Balanced Division(729)

  Accumulation unit value:
    Beginning of period                       $10.70            $9.91            $9.79             N/A              N/A
    End of period                             $11.62           $10.70            $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,838           11,002             511              N/A              N/A

JNL/FMR MidCap Equity Division(348)

  Accumulation unit value:
    Beginning of period                       $20.63           $19.83           $17.14           $15.01             N/A
    End of period                             $22.67           $20.63           $19.83           $17.14             N/A
  Accumulation units outstanding
  at the end of period                          182              718              277               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1123)

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,951             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(864)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.57             N/A              N/A              N/A
    End of period                             $12.56           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,049            9,535             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(913)

  Accumulation unit value:
    Beginning of period                       $11.24           $11.13             N/A              N/A              N/A
    End of period                             $12.75           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,704            2,488             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(348)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.72           $11.16            $9.62             N/A
    End of period                             $16.59           $13.81           $12.72           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         5,132            3,120            1,943             278              N/A

JNL/JPMorgan International Value
Division(338)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.05            $8.36            $6.40             N/A
    End of period                             $15.10           $11.67           $10.05            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        16,400           12,408             741               -               N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,728             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(363)

  Accumulation unit value:
    Beginning of period                       $17.65           $16.55           $13.54           $11.93             N/A
    End of period                             $19.82           $17.65           $16.55           $13.54             N/A
  Accumulation units outstanding
  at the end of period                        13,537           13,409             863               -               N/A

JNL/Lazard Small Cap Value Division(338)

  Accumulation unit value:
    Beginning of period                       $14.41           $14.05           $12.42           $10.08             N/A
    End of period                             $16.50           $14.41           $14.05           $12.42             N/A
  Accumulation units outstanding
  at the end of period                         8,863            8,656             837               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.66             N/A              N/A              N/A              N/A
    End of period                             $12.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,109             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                       $15.08           $15.87           $13.27            $9.87             N/A
    End of period                             $15.90           $15.08           $15.87           $13.27             N/A
  Accumulation units outstanding
  at the end of period                           -             43,262            8,889            2,371             N/A

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.92           $10.57             N/A              N/A
    End of period                             $11.07           $10.90           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,105           26,159           12,836             N/A              N/A

JNL/MCM Communications Sector
Division(734)

  Accumulation unit value:
    Beginning of period                        $4.37            $4.42            $4.44             N/A              N/A
    End of period                              $5.83            $4.37            $4.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,103            1,763             14               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(743)

  Accumulation unit value:
    Beginning of period                       $10.10           $10.34             N/A              N/A              N/A
    End of period                             $11.23           $10.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          365            10,659             N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                       $12.83           $13.87           $13.74           $10.70             N/A
    End of period                             $16.28           $12.83           $13.87           $13.74             N/A
  Accumulation units outstanding
  at the end of period                        30,301           40,791           12,083            4,506             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1014)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,220             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(766)

  Accumulation unit value:
    Beginning of period                        $8.22            $8.06             N/A              N/A              N/A
    End of period                              $9.42            $8.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,349           10,055             N/A              N/A              N/A

JNL/MCM Financial Sector Division(734)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.76           $11.75             N/A              N/A
    End of period                             $14.23           $12.23           $11.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,428            6,419             26               N/A              N/A

JNL/MCM Global 15 Division (NY)(422)

  Accumulation unit value:
    Beginning of period                       $16.55           $15.33           $12.30           $11.56             N/A
    End of period                             $22.70           $16.55           $15.33           $12.30             N/A
  Accumulation units outstanding
  at the end of period                        27,149           44,919           11,448              -               N/A

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.46           $10.50             N/A              N/A
    End of period                             $11.49           $11.03           $10.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,236           73,991            6,406             N/A              N/A

JNL/MCM International Index Division(628)

  Accumulation unit value:
    Beginning of period                       $14.84           $13.36           $11.23             N/A              N/A
    End of period                             $18.27           $14.84           $13.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,600           22,668            3,786             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.89            $9.68             N/A              N/A
    End of period                             $13.76           $11.82           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        391,979          322,064          55,430             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1209)

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,716             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(727)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.83           $10.71             N/A              N/A
    End of period                             $10.78           $10.52           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,758           20,569             790              N/A              N/A

JNL/MCM Oil & Gas Sector Division(590)

  Accumulation unit value:
    Beginning of period                       $22.63           $16.88           $13.98             N/A              N/A
    End of period                             $26.80           $22.63           $16.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,026           25,319            1,916             N/A              N/A

JNL/MCM S&P 10 Division (NY)(363)

  Accumulation unit value:
    Beginning of period                       $17.43           $12.96           $11.21           $10.31             N/A
    End of period                             $17.86           $17.43           $12.96           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        31,252           37,312            7,094              -               N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(387)

  Accumulation unit value:
    Beginning of period                       $13.87           $12.64           $11.13            $9.47             N/A
    End of period                             $14.92           $13.87           $12.64           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        10,959           21,760           17,656              -               N/A

JNL/MCM S&P 500 Index Division(375)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.33            $9.57            $8.48             N/A
    End of period                             $11.92           $10.57           $10.33            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        55,482           83,800           29,595             278              N/A

JNL/MCM Select Small-Cap Division
(NY)(363)

  Accumulation unit value:
    Beginning of period                       $18.35           $17.22           $15.65           $13.13             N/A
    End of period                             $19.99           $18.35           $17.22           $15.65             N/A
  Accumulation units outstanding
  at the end of period                           -             25,795            6,095              -               N/A

JNL/MCM Small Cap Index Division(387)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.95           $11.25            $9.34             N/A
    End of period                             $15.24           $13.23           $12.95           $11.25             N/A
  Accumulation units outstanding
  at the end of period                         7,896            9,574            5,231              -               N/A

JNL/MCM Technology Sector Division(709)

  Accumulation unit value:
    Beginning of period                        $5.58            $5.55            $5.40             N/A              N/A
    End of period                              $5.98            $5.58            $5.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,639           21,101            1,436             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(702)

  Accumulation unit value:
    Beginning of period                       $15.47           $11.36           $10.53             N/A              N/A
    End of period                             $14.94           $15.47           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,679           58,750            4,584             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(728)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.06           $10.85             N/A              N/A
    End of period                             $13.09           $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,972           40,184             231              N/A              N/A

JNL/Oppenheimer Global Growth
Division(562)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.09            $9.92             N/A              N/A
    End of period                             $14.18           $12.37           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,401           22,598            2,137             N/A              N/A

JNL/Oppenheimer Growth Division(348)

  Accumulation unit value:
    Beginning of period                        $8.59            $8.03            $7.86            $7.48             N/A
    End of period                              $8.83            $8.59            $8.03            $7.86             N/A
  Accumulation units outstanding
  at the end of period                          482              350              350              350              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(319)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.41           $13.09           $13.07             N/A
    End of period                             $13.64           $13.45           $13.41           $13.09             N/A
  Accumulation units outstanding
  at the end of period                        26,338           26,257            4,663            2,058             N/A

JNL/PPM America High Yield Bond
Division(319)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.15           $13.70             N/A
    End of period                               N/A              N/A            $15.15           $14.72             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,785             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(729)

  Accumulation unit value:
    Beginning of period                       $20.32           $19.06           $18.71             N/A              N/A
    End of period                             $22.65           $20.32           $19.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          744              536              374              N/A              N/A

JNL/Putnam Midcap Growth Division(382)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.37            $6.34            $5.63             N/A
    End of period                              $8.39            $8.10            $7.37            $6.34             N/A
  Accumulation units outstanding
  at the end of period                         1,711            2,376             408               -               N/A

JNL/Putnam Value Equity Division(338)

  Accumulation unit value:
    Beginning of period                       $19.24           $18.71           $17.39           $15.33             N/A
    End of period                             $21.32           $19.24           $18.71           $17.39             N/A
  Accumulation units outstanding
  at the end of period                         5,194            4,640            1,790            1,321             N/A

JNL/S&P Core Index 100 Division(434)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $9.69             N/A
    End of period                               N/A              N/A            $10.31           $10.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(356)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.94            $8.64             N/A
    End of period                               N/A              N/A            $10.08            $9.94             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Managed Aggressive Growth
Division(461)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.18           $11.03           $10.52             N/A
    End of period                             $14.67           $12.95           $12.18           $11.03             N/A
  Accumulation units outstanding
  at the end of period                         4,344            4,389            2,120              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.30            $9.96             N/A              N/A
    End of period                             $11.07           $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,070           14,901            9,715             N/A              N/A

JNL/S&P Managed Growth Division(379)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.40           $11.35           $10.34             N/A
    End of period                             $14.61           $13.06           $12.40           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        97,185           99,041           21,249              -               N/A

JNL/S&P Managed Moderate Division(721)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.49           $10.32             N/A              N/A
    End of period                             $11.68           $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,703           32,916            2,403             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(332)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.11           $11.27           $10.16             N/A
    End of period                             $13.89           $12.63           $12.11           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        234,024          136,619          22,800              -               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(422)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.64            $9.73             N/A
    End of period                               N/A              N/A            $10.84           $10.64             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                       $22.43           $21.73           $20.00           $18.25             N/A
    End of period                             $24.99           $22.43           $21.73           $20.00             N/A
  Accumulation units outstanding
  at the end of period                         4,761            4,374             980             1,580             N/A

JNL/Select Global Growth Division(766)

  Accumulation unit value:
    Beginning of period                       $21.88           $20.93             N/A              N/A              N/A
    End of period                             $24.31           $21.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,339            1,404             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(709)

  Accumulation unit value:
    Beginning of period                       $25.29           $24.65           $23.44             N/A              N/A
    End of period                             $25.93           $25.29           $24.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,680            3,467             531              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(643)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.55           $11.58             N/A              N/A
    End of period                             $11.91           $11.63           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,575            7,607            1,212             N/A              N/A

JNL/Select Value Division(725)

  Accumulation unit value:
    Beginning of period                       $17.20           $16.22           $16.01             N/A              N/A
    End of period                             $20.39           $17.20           $16.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,319            4,313             740              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(338)

  Accumulation unit value:
    Beginning of period                       $25.31           $24.34           $22.60           $19.67             N/A
    End of period                             $28.21           $25.31           $24.34           $22.60             N/A
  Accumulation units outstanding
  at the end of period                         1,653            1,718             659              264              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(395)

  Accumulation unit value:
    Beginning of period                       $35.34           $31.60           $27.31           $25.03             N/A
    End of period                             $36.99           $35.34           $31.60           $27.31             N/A
  Accumulation units outstanding
  at the end of period                         7,818            7,022             891              216              N/A

JNL/T.Rowe Price Value Division(348)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.85           $11.38            $9.86             N/A
    End of period                             $15.74           $13.38           $12.85           $11.38             N/A
  Accumulation units outstanding
  at the end of period                        14,900           23,326           13,757            2,592             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.56           $12.22             N/A              N/A
    End of period                             $13.56           $12.52           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,623           13,127            6,044             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(382)

  Accumulation unit value:
    Beginning of period                       $17.69           $17.58           $16.78           $15.87             N/A
    End of period                             $18.15           $17.69           $17.58           $16.78             N/A
  Accumulation units outstanding
  at the end of period                        17,349           18,940            3,782              -               N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                       $14.76           $14.71           $14.45           $14.13             N/A
    End of period                             $14.94           $14.76           $14.71           $14.45             N/A
  Accumulation units outstanding
  at the end of period                         2,401            2,666            2,857              -               N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.02%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(519)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.97           $10.35             N/A              N/A
    End of period                             $12.18           $11.53           $10.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,761           14,906            7,335             N/A              N/A

JNL/AIM Premier Equity II Division(515)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.58             N/A              N/A
    End of period                               N/A              N/A             $9.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.39             N/A              N/A              N/A
    End of period                             $15.43           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,261            3,315             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(519)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.70           $11.50             N/A              N/A
    End of period                             $13.95           $12.43           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,889           13,085            5,955             N/A              N/A

JNL/Alger Growth Division(444)

  Accumulation unit value:
    Beginning of period                       $18.14           $16.48           $16.01           $15.29             N/A
    End of period                             $18.66           $18.14           $16.48           $16.01             N/A
  Accumulation units outstanding
  at the end of period                         4,674            5,083            2,551            1,213             N/A

JNL/Alliance Capital Growth Division(545)

  Accumulation unit value:
    Beginning of period                         N/A             $9.52            $9.10             N/A              N/A
    End of period                               N/A             $8.64            $9.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               821              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(511)

  Accumulation unit value:
    Beginning of period                       $16.54           $16.33           $16.01             N/A              N/A
    End of period                             $18.21           $16.54           $16.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,134           14,750            6,700             N/A              N/A

JNL/Eagle SmallCap Equity Division(444)

  Accumulation unit value:
    Beginning of period                       $18.68           $18.59           $15.97           $15.49             N/A
    End of period                             $21.98           $18.68           $18.59           $15.97             N/A
  Accumulation units outstanding
  at the end of period                        10,295            7,749            3,061             598              N/A

JNL/FMR Balanced Division(515)

  Accumulation unit value:
    Beginning of period                       $10.69            $9.90            $9.41             N/A              N/A
    End of period                             $11.60           $10.69            $9.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,375           13,637            3,803             N/A              N/A

JNL/FMR MidCap Equity Division(770)

  Accumulation unit value:
    Beginning of period                       $20.59           $19.20             N/A              N/A              N/A
    End of period                             $22.61           $20.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,851            1,231             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1139)

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,956             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(904)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.89             N/A              N/A              N/A
    End of period                             $12.56           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,393            1,353             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1023)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A              N/A
    End of period                             $12.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,300             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1180)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,041             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(507)

  Accumulation unit value:
    Beginning of period                       $13.78           $12.70           $11.36             N/A              N/A
    End of period                             $16.55           $13.78           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,307            2,784             907              N/A              N/A

JNL/JPMorgan International Value
Division(431)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.03            $8.36            $7.62             N/A
    End of period                             $15.08           $11.66           $10.03            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        54,732           12,842            7,644            2,093             N/A

JNL/Lazard Emerging Markets Division(1132)

  Accumulation unit value:
    Beginning of period                        $9.03             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,990             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $17.62           $16.53           $13.52           $12.68             N/A
    End of period                             $19.79           $17.62           $16.53           $13.52             N/A
  Accumulation units outstanding
  at the end of period                        19,078           14,935            5,802            2,785             N/A

JNL/Lazard Small Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $14.39           $14.03           $12.41           $11.39             N/A
    End of period                             $16.47           $14.39           $14.03           $12.41             N/A
  Accumulation units outstanding
  at the end of period                        11,317            9,159            5,278             814              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.65             N/A              N/A              N/A              N/A
    End of period                             $12.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        188,956            N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                       $15.07           $15.86           $13.27           $11.95             N/A
    End of period                             $15.88           $15.07           $15.86           $13.27             N/A
  Accumulation units outstanding
  at the end of period                           -             88,537           39,907            2,777             N/A

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.91           $10.96             N/A              N/A
    End of period                             $11.06           $10.89           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,877           32,828           21,588             N/A              N/A

JNL/MCM Communications Sector
Division(588)

  Accumulation unit value:
    Beginning of period                        $4.37            $4.41            $3.89             N/A              N/A
    End of period                              $5.82            $4.37            $4.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,740            3,802             377              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1104)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                       $12.82           $13.87           $13.73           $12.44             N/A
    End of period                             $16.26           $12.82           $13.87           $13.73             N/A
  Accumulation units outstanding
  at the end of period                        108,870          119,591          51,951            1,059             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        131,861            N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(471)

  Accumulation unit value:
    Beginning of period                        $8.21            $8.04            $7.37            $7.03             N/A
    End of period                              $9.40            $8.21            $8.04            $7.37             N/A
  Accumulation units outstanding
  at the end of period                        27,818           26,318           10,530            5,277             N/A

JNL/MCM Financial Sector Division(516)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.75           $11.12             N/A              N/A
    End of period                             $14.22           $12.22           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,210            1,924            1,661             N/A              N/A

JNL/MCM Global 15 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                       $16.54           $15.32           $12.30           $12.02             N/A
    End of period                             $22.68           $16.54           $15.32           $12.30             N/A
  Accumulation units outstanding
  at the end of period                        83,999           49,768           30,090            2,320             N/A

JNL/MCM Healthcare Sector Division(516)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.45           $10.78             N/A              N/A
    End of period                             $11.47           $11.02           $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,450            4,750            3,115             N/A              N/A

JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                       $14.83           $13.35           $11.40           $10.48             N/A
    End of period                             $18.25           $14.83           $13.35           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        29,085           19,262           19,464             925              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89            $9.87             N/A              N/A
    End of period                             $13.76           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        380,815          99,788             834              N/A              N/A

JNL/MCM JNL Optimized 5 Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.15             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,211             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(815)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.43             N/A              N/A              N/A
    End of period                             $10.77           $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,360            1,773             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(516)

  Accumulation unit value:
    Beginning of period                       $22.61           $16.86           $13.50             N/A              N/A
    End of period                             $26.76           $22.61           $16.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,912           13,693            3,152             N/A              N/A

JNL/MCM S&P 10 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                       $17.42           $12.95           $11.21           $10.41             N/A
    End of period                             $17.85           $17.42           $12.95           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        130,680          91,775           44,143            5,034             N/A

JNL/MCM S&P 24 Division (NY)(1108)

  Accumulation unit value:
    Beginning of period                        $9.45             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,201             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.86           $12.63           $11.13           $10.72             N/A
    End of period                             $14.90           $13.86           $12.63           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        27,052           19,816           16,875            1,796             N/A

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.32            $9.57            $9.07             N/A
    End of period                             $11.91           $10.56           $10.32            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        96,454           75,470           46,136            3,208             N/A

JNL/MCM Select Small-Cap Division
(NY)(464)

  Accumulation unit value:
    Beginning of period                       $18.34           $17.21           $15.65           $15.96             N/A
    End of period                             $19.97           $18.34           $17.21           $15.65             N/A
  Accumulation units outstanding
  at the end of period                           -             38,795           14,195            1,509             N/A

JNL/MCM Small Cap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.94           $11.25           $10.91             N/A
    End of period                             $15.22           $13.22           $12.94           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        21,378           15,623           15,804             646              N/A

JNL/MCM Technology Sector Division(562)

  Accumulation unit value:
    Beginning of period                        $5.57            $5.55            $5.36             N/A              N/A
    End of period                              $5.97            $5.57            $5.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,887            3,131             770              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(714)

  Accumulation unit value:
    Beginning of period                       $15.47           $11.35           $10.80             N/A              N/A
    End of period                             $14.93           $15.47           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        426,410          202,491          50,786             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(757)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.77             N/A              N/A              N/A
    End of period                             $13.08           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,061            6,191             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(471)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.08            $9.59            $9.11             N/A
    End of period                             $14.16           $12.35           $11.08            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        30,828           14,390            7,901            1,629             N/A

JNL/Oppenheimer Growth Division(559)

  Accumulation unit value:
    Beginning of period                        $8.58            $8.02            $7.99             N/A              N/A
    End of period                              $8.82            $8.58            $8.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,345            4,754            2,460             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(431)

  Accumulation unit value:
    Beginning of period                       $13.42           $13.39           $13.08           $12.99             N/A
    End of period                             $13.61           $13.42           $13.39           $13.08             N/A
  Accumulation units outstanding
  at the end of period                        83,316           57,975           31,709             838              N/A

JNL/PPM America High Yield Bond
Division(441)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.69           $14.25             N/A
    End of period                               N/A              N/A            $15.12           $14.69             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               651              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(1041)

  Accumulation unit value:
    Beginning of period                       $21.03             N/A              N/A              N/A              N/A
    End of period                             $22.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          360              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(705)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.36            $6.98             N/A              N/A
    End of period                              $8.38            $8.09            $7.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,329           12,567             719              N/A              N/A

JNL/Putnam Value Equity Division(519)

  Accumulation unit value:
    Beginning of period                       $19.20           $18.68           $17.89             N/A              N/A
    End of period                             $21.27           $19.20           $18.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,524            6,295            4,135             N/A              N/A

JNL/S&P Core Index 100 Division(507)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.33             N/A              N/A
    End of period                               N/A              N/A            $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(612)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91             N/A              N/A
    End of period                               N/A              N/A            $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(631)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.92             N/A              N/A
    End of period                               N/A              N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(519)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.50             N/A              N/A
    End of period                               N/A              N/A            $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(490)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08             N/A              N/A
    End of period                               N/A              N/A            $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.16           $11.02           $10.44             N/A
    End of period                             $14.64           $12.93           $12.16           $11.02             N/A
  Accumulation units outstanding
  at the end of period                        112,173          107,849          110,786            51               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(705)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.30           $10.18             N/A              N/A
    End of period                             $11.07           $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,950           12,710            9,671             N/A              N/A

JNL/S&P Managed Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.38           $11.34           $10.82             N/A
    End of period                             $14.59           $13.04           $12.38           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        260,266          248,243          222,020           5,444             N/A

JNL/S&P Managed Moderate Division(710)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.49           $10.26             N/A              N/A
    End of period                             $11.68           $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,758            9,533            1,315             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.09           $11.26           $10.80             N/A
    End of period                             $13.86           $12.61           $12.09           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        264,256          125,615          94,827             99               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(517)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.11             N/A              N/A
    End of period                               N/A              N/A            $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(471)

  Accumulation unit value:
    Beginning of period                       $22.39           $21.69           $19.96           $19.36             N/A
    End of period                             $24.94           $22.39           $21.69           $19.96             N/A
  Accumulation units outstanding
  at the end of period                        11,486           10,976            8,642             639              N/A

JNL/Select Global Growth Division(893)

  Accumulation unit value:
    Beginning of period                       $21.84           $20.97             N/A              N/A              N/A
    End of period                             $24.25           $21.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,862            2,862             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(559)

  Accumulation unit value:
    Beginning of period                       $25.23           $24.60           $23.62             N/A              N/A
    End of period                             $25.87           $25.23           $24.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,922            1,902             596              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(536)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.53           $11.63             N/A              N/A
    End of period                             $11.88           $11.60           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        137,357          24,726           13,077             N/A              N/A

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                       $17.19           $16.22           $14.42           $13.56             N/A
    End of period                             $20.37           $17.19           $16.22           $14.42             N/A
  Accumulation units outstanding
  at the end of period                        12,272           11,565            7,048             971              N/A

JNL/T.Rowe Price Established Growth
Division(450)

  Accumulation unit value:
    Beginning of period                       $25.26           $24.29           $22.56           $21.30             N/A
    End of period                             $28.14           $25.26           $24.29           $22.56             N/A
  Accumulation units outstanding
  at the end of period                        11,560           11,595            4,579             508              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(450)

  Accumulation unit value:
    Beginning of period                       $35.26           $31.54           $27.26           $26.59             N/A
    End of period                             $36.91           $35.26           $31.54           $27.26             N/A
  Accumulation units outstanding
  at the end of period                        10,504            7,176            3,264             124              N/A

JNL/T.Rowe Price Value Division(441)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.84           $11.37           $10.37             N/A
    End of period                             $15.71           $13.36           $12.84           $11.37             N/A
  Accumulation units outstanding
  at the end of period                        33,548           43,563           24,485            1,333             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.50           $12.54           $12.21             N/A              N/A
    End of period                             $13.54           $12.50           $12.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,962           22,477           12,330             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(540)

  Accumulation unit value:
    Beginning of period                       $17.65           $17.55           $16.97             N/A              N/A
    End of period                             $18.11           $17.65           $17.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,344           10,429           17,776             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(431)

  Accumulation unit value:
    Beginning of period                       $14.72           $14.68           $14.42           $14.33             N/A
    End of period                             $14.90           $14.72           $14.68           $14.42             N/A
  Accumulation units outstanding
  at the end of period                         8,375            7,393            3,107             75               N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.045%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(751)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.49             N/A              N/A              N/A
    End of period                             $12.17           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          571              695              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.43             N/A              N/A              N/A
    End of period                             $15.42           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,211              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(793)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.31             N/A              N/A              N/A
    End of period                             $13.93           $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,253            1,799             N/A              N/A              N/A

JNL/Alger Growth Division(945)

  Accumulation unit value:
    Beginning of period                       $18.09           $17.45             N/A              N/A              N/A
    End of period                             $18.61           $18.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          120              166              N/A              N/A              N/A

JNL/Alliance Capital Growth Division(590)

  Accumulation unit value:
    Beginning of period                         N/A             $9.50            $9.17             N/A              N/A
    End of period                               N/A             $8.61            $9.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               55               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(945)

  Accumulation unit value:
    Beginning of period                       $16.50           $15.94             N/A              N/A              N/A
    End of period                             $18.17           $16.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               483              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(1064)

  Accumulation unit value:
    Beginning of period                       $21.97             N/A              N/A              N/A              N/A
    End of period                             $21.93             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(592)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.89            $9.10             N/A              N/A
    End of period                             $11.58           $10.67            $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,691            3,194            2,640             N/A              N/A

JNL/FMR MidCap Equity Division(945)

  Accumulation unit value:
    Beginning of period                       $20.54           $19.94             N/A              N/A              N/A
    End of period                             $22.55           $20.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               145              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1081)

  Accumulation unit value:
    Beginning of period                        $9.91             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,395             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(905)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.84             N/A              N/A              N/A
    End of period                             $12.55           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,015             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(905)

  Accumulation unit value:
    Beginning of period                       $11.24           $11.08             N/A              N/A              N/A
    End of period                             $12.74           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,727             987              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1074)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(960)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.35             N/A              N/A              N/A
    End of period                             $16.50           $13.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,337           11,089             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(758)

  Accumulation unit value:
    Beginning of period                       $11.63            $9.89             N/A              N/A              N/A
    End of period                             $15.04           $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,272            1,188             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1194)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          285              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(623)

  Accumulation unit value:
    Beginning of period                       $17.59           $16.50           $14.25             N/A              N/A
    End of period                             $19.74           $17.59           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          729              672              684              N/A              N/A

JNL/Lazard Small Cap Value Division(793)

  Accumulation unit value:
    Beginning of period                       $14.36           $13.59             N/A              N/A              N/A
    End of period                             $16.43           $14.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,621            6,760             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.63             N/A              N/A              N/A              N/A
    End of period                             $12.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,852             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(624)

  Accumulation unit value:
    Beginning of period                       $15.05           $15.85           $13.78             N/A              N/A
    End of period                             $15.87           $15.05           $15.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             39,180           27,860             N/A              N/A

JNL/MCM Bond Index Division(664)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.90           $10.89             N/A              N/A
    End of period                             $11.05           $10.88           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,412           14,381            2,225             N/A              N/A

JNL/MCM Communications Sector
Division(1023)

  Accumulation unit value:
    Beginning of period                        $4.86             N/A              N/A              N/A              N/A
    End of period                              $5.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,030             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1202)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(590)

  Accumulation unit value:
    Beginning of period                       $12.81           $13.86           $12.94             N/A              N/A
    End of period                             $16.25           $12.81           $13.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,857           70,651           58,390             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1074)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,466             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(623)

  Accumulation unit value:
    Beginning of period                        $8.20            $8.03            $7.24             N/A              N/A
    End of period                              $9.39            $8.20            $8.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,411           39,551            2,693             N/A              N/A

JNL/MCM Financial Sector Division(664)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.74           $11.01             N/A              N/A
    End of period                             $14.19           $12.20           $11.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,124             823               -               N/A              N/A

JNL/MCM Global 15 Division (NY)(623)

  Accumulation unit value:
    Beginning of period                       $16.52           $15.31           $12.75             N/A              N/A
    End of period                             $22.66           $16.52           $15.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,353           44,370           30,028             N/A              N/A

JNL/MCM Healthcare Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.43           $10.26             N/A              N/A
    End of period                             $11.45           $11.00           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,036            7,635            1,035             N/A              N/A

JNL/MCM International Index Division(664)

  Accumulation unit value:
    Beginning of period                       $14.81           $13.34           $11.60             N/A              N/A
    End of period                             $18.23           $14.81           $13.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,447           15,297            2,259             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89           $10.56             N/A              N/A
    End of period                             $13.75           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        199,391          14,423           12,581             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1072)

  Accumulation unit value:
    Beginning of period                        $9.52             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,253             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(776)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.83             N/A              N/A              N/A
    End of period                             $10.77           $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(592)

  Accumulation unit value:
    Beginning of period                       $22.57           $16.84           $13.77             N/A              N/A
    End of period                             $26.71           $22.57           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,825            3,875             92               N/A              N/A

JNL/MCM S&P 10 Division (NY)(624)

  Accumulation unit value:
    Beginning of period                       $17.40           $12.95           $10.92             N/A              N/A
    End of period                             $17.83           $17.40           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,761           50,408           34,618             N/A              N/A

JNL/MCM S&P 24 Division (NY)(1178)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          170              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(650)

  Accumulation unit value:
    Beginning of period                       $13.85           $12.62           $11.07             N/A              N/A
    End of period                             $14.88           $13.85           $12.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,570           19,785            1,918             N/A              N/A

JNL/MCM S&P 500 Index Division(634)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.31            $9.23             N/A              N/A
    End of period                             $11.89           $10.55           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        128,009          83,093           58,293             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(624)

  Accumulation unit value:
    Beginning of period                       $18.32           $17.20           $14.31             N/A              N/A
    End of period                             $19.95           $18.32           $17.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             36,247           26,762             N/A              N/A

JNL/MCM Small Cap Index Division(623)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.93           $10.97             N/A              N/A
    End of period                             $15.20           $13.21           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,300           18,996            2,694             N/A              N/A

JNL/MCM Technology Sector Division(650)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.54            $4.82             N/A              N/A
    End of period                              $5.96            $5.56            $5.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          194             2,254             212              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                       $15.46           $11.35           $10.31             N/A              N/A
    End of period                             $14.92           $15.46           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,327            9,349            5,981             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.37             N/A              N/A              N/A
    End of period                             $13.08           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,831             946              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.07            $9.64             N/A              N/A
    End of period                             $14.14           $12.34           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,094            2,630            2,409             N/A              N/A

JNL/Oppenheimer Growth Division(997)

  Accumulation unit value:
    Beginning of period                        $8.87             N/A              N/A              N/A              N/A
    End of period                              $8.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(592)

  Accumulation unit value:
    Beginning of period                       $13.40           $13.36           $12.86             N/A              N/A
    End of period                             $13.58           $13.40           $13.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,751            7,300            1,000             N/A              N/A

JNL/PPM America High Yield Bond
Division(612)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.63             N/A              N/A
    End of period                               N/A              N/A            $15.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(992)

  Accumulation unit value:
    Beginning of period                       $20.84             N/A              N/A              N/A              N/A
    End of period                             $22.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(960)

  Accumulation unit value:
    Beginning of period                        $8.08            $8.09             N/A              N/A              N/A
    End of period                              $8.37            $8.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,542           18,290             N/A              N/A              N/A

JNL/Putnam Value Equity Division(678)

  Accumulation unit value:
    Beginning of period                       $19.15           $18.63           $17.46             N/A              N/A
    End of period                             $21.21           $19.15           $18.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,224            1,224             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(623)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.72             N/A              N/A
    End of period                               N/A              N/A            $10.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.14           $11.17             N/A              N/A
    End of period                             $14.61           $12.90           $12.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          306              388              903              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.30            $9.96             N/A              N/A
    End of period                             $11.06           $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,205             683               -               N/A              N/A

JNL/S&P Managed Growth Division(668)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.36           $11.30             N/A              N/A
    End of period                             $14.55           $13.01           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,837             381               -               N/A              N/A

JNL/S&P Managed Moderate Division(771)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.43             N/A              N/A              N/A
    End of period                             $11.67           $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,607            1,949             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(592)

  Accumulation unit value:
    Beginning of period                       $12.58           $12.07           $11.17             N/A              N/A
    End of period                             $13.83           $12.58           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          793              877              125              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(644)

  Accumulation unit value:
    Beginning of period                       $22.33           $21.64           $20.13             N/A              N/A
    End of period                             $24.86           $22.33           $21.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,026           10,435           12,528             N/A              N/A

JNL/Select Global Growth Division(774)

  Accumulation unit value:
    Beginning of period                       $21.78           $21.09             N/A              N/A              N/A
    End of period                             $24.18           $21.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          133              133              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(644)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.50           $11.53             N/A              N/A
    End of period                             $11.85           $11.57           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,660            1,675            1,909             N/A              N/A

JNL/Select Value Division(945)

  Accumulation unit value:
    Beginning of period                       $17.17           $16.72             N/A              N/A              N/A
    End of period                             $20.35           $17.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          210              288              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(644)

  Accumulation unit value:
    Beginning of period                       $25.19           $24.23           $21.41             N/A              N/A
    End of period                             $28.06           $25.19           $24.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,570            2,126            2,041             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $35.15           $31.44           $28.33             N/A              N/A
    End of period                             $36.78           $35.15           $31.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,318            1,023             18               N/A              N/A

JNL/T.Rowe Price Value Division(590)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.83           $11.47             N/A              N/A
    End of period                             $15.69           $13.34           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,180            5,678            3,878             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.47           $12.52           $12.19             N/A              N/A
    End of period                             $13.51           $12.47           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,435           11,036            5,645             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(697)

  Accumulation unit value:
    Beginning of period                       $17.60           $17.51           $17.25             N/A              N/A
    End of period                             $18.05           $17.60           $17.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,000            2,130              -               N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(651)

  Accumulation unit value:
    Beginning of period                       $14.69           $14.64           $14.50             N/A              N/A
    End of period                             $14.86           $14.69           $14.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,374            1,404             738              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(486)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.96           $10.17           $10.17             N/A
    End of period                             $12.16           $11.51           $10.96           $10.17             N/A
  Accumulation units outstanding
  at the end of period                         1,665            1,662            1,523            1,523             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(958)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.32             N/A              N/A              N/A
    End of period                             $15.42           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,673              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.69           $11.16           $10.81             N/A
    End of period                             $13.92           $12.41           $11.69           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         2,535            3,196            2,506            1,372             N/A

JNL/Alger Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $18.09           $16.44           $15.97           $15.08             N/A
    End of period                             $18.60           $18.09           $16.44           $15.97             N/A
  Accumulation units outstanding
  at the end of period                         1,259            2,111             918              983              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(862)

  Accumulation unit value:
    Beginning of period                       $16.49           $15.73             N/A              N/A              N/A
    End of period                             $18.16           $16.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          189              192              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(862)

  Accumulation unit value:
    Beginning of period                       $18.63           $18.10             N/A              N/A              N/A
    End of period                             $21.92           $18.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          238              33               N/A              N/A              N/A

JNL/FMR Balanced Division(325)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.89            $9.23            $8.51             N/A
    End of period                             $11.58           $10.67            $9.89            $9.23             N/A
  Accumulation units outstanding
  at the end of period                         5,860            6,221            1,827             342              N/A

JNL/FMR MidCap Equity Division(332)

  Accumulation unit value:
    Beginning of period                       $20.53           $19.73           $17.07           $13.86             N/A
    End of period                             $22.53           $20.53           $19.73           $17.07             N/A
  Accumulation units outstanding
  at the end of period                          587              563              963              188              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1179)

  Accumulation unit value:
    Beginning of period                       $10.50             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,405             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(862)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.49             N/A              N/A              N/A
    End of period                             $12.55           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          419              144              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(853)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.75             N/A              N/A              N/A
    End of period                             $12.74           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          707               -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(338)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.66           $11.11            $9.21             N/A
    End of period                             $16.49           $13.73           $12.66           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         1,573            1,428            1,786            1,733             N/A

JNL/JPMorgan International Value
Division(958)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.12             N/A              N/A              N/A
    End of period                             $15.04           $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,690              -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(332)

  Accumulation unit value:
    Beginning of period                       $17.58           $16.49           $13.50           $11.00             N/A
    End of period                             $19.74           $17.58           $16.49           $13.50             N/A
  Accumulation units outstanding
  at the end of period                         5,815            4,379            2,007            1,387             N/A

JNL/Lazard Small Cap Value Division(456)

  Accumulation unit value:
    Beginning of period                       $14.35           $14.00           $12.38           $11.73             N/A
    End of period                             $16.42           $14.35           $14.00           $12.38             N/A
  Accumulation units outstanding
  at the end of period                         3,279            2,080            2,049            2,133             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.62             N/A              N/A              N/A              N/A
    End of period                             $12.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,912             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                       $15.05           $15.85           $13.26            $9.73             N/A
    End of period                             $15.87           $15.05           $15.85           $13.26             N/A
  Accumulation units outstanding
  at the end of period                           -             12,460            7,138            6,030             N/A

JNL/MCM Bond Index Division(590)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.90           $10.55             N/A              N/A
    End of period                             $11.05           $10.88           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,614           13,621            3,986             N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.99             N/A              N/A              N/A              N/A
    End of period                              $5.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,280             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                       $12.80           $13.86           $13.73           $10.64             N/A
    End of period                             $16.24           $12.80           $13.86           $13.73             N/A
  Accumulation units outstanding
  at the end of period                         8,571           11,085           11,510            6,232             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1192)

  Accumulation unit value:
    Beginning of period                       $11.51             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,132             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(332)

  Accumulation unit value:
    Beginning of period                        $8.20            $8.02            $7.36            $6.15             N/A
    End of period                              $9.38            $8.20            $8.02            $7.36             N/A
  Accumulation units outstanding
  at the end of period                         5,358            4,637            4,327            3,743             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                       $16.52           $15.31           $12.29            $8.97             N/A
    End of period                             $22.65           $16.52           $15.31           $12.29             N/A
  Accumulation units outstanding
  at the end of period                         8,440           10,234            8,287            5,938             N/A

JNL/MCM Healthcare Sector Division(794)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.28             N/A              N/A              N/A
    End of period                             $11.44           $10.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          917               -               N/A              N/A              N/A

JNL/MCM International Index Division(325)

  Accumulation unit value:
    Beginning of period                       $14.81           $13.34           $11.40            $8.61             N/A
    End of period                             $18.22           $14.81           $13.34           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        27,520           26,929            9,610            1,158             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89            $9.68             N/A              N/A
    End of period                             $13.75           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        142,834          144,158          25,345             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.83           $10.21             N/A              N/A
    End of period                             $10.77           $10.51           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,994            2,030            1,468             N/A              N/A

JNL/MCM Oil & Gas Sector Division(766)

  Accumulation unit value:
    Beginning of period                       $22.56           $18.70             N/A              N/A              N/A
    End of period                             $26.69           $22.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          844             4,280             N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                       $17.40           $12.94           $11.20            $9.51             N/A
    End of period                             $17.82           $17.40           $12.94           $11.20             N/A
  Accumulation units outstanding
  at the end of period                         5,420            8,138            7,023            5,426             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(574)

  Accumulation unit value:
    Beginning of period                       $13.84           $12.62           $11.02             N/A              N/A
    End of period                             $14.88           $13.84           $12.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,473           32,254           13,842             N/A              N/A

JNL/MCM S&P 500 Index Division(332)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.31            $9.56            $7.99             N/A
    End of period                             $11.89           $10.55           $10.31            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        43,594           42,199           17,368             846              N/A

JNL/MCM Select Small-Cap Division
(NY)(315)

  Accumulation unit value:
    Beginning of period                       $18.32           $17.20           $15.64           $11.25             N/A
    End of period                             $19.95           $18.32           $17.20           $15.64             N/A
  Accumulation units outstanding
  at the end of period                           -              8,090            6,098            4,792             N/A

JNL/MCM Small Cap Index Division(325)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.93           $11.24            $8.33             N/A
    End of period                             $15.20           $13.21           $12.93           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        31,715           32,764           13,954             209              N/A

JNL/MCM Technology Sector Division(794)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.06             N/A              N/A              N/A
    End of period                              $5.96            $5.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          720               -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(695)

  Accumulation unit value:
    Beginning of period                       $15.46           $11.35           $10.06             N/A              N/A
    End of period                             $14.92           $15.46           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,086           24,670            6,428             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(794)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.88             N/A              N/A              N/A
    End of period                             $13.08           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          246               -               N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.07            $9.58            $8.85             N/A
    End of period                             $14.14           $12.34           $11.07            $9.58             N/A
  Accumulation units outstanding
  at the end of period                         3,236            2,731            1,565            1,676             N/A

JNL/Oppenheimer Growth Division(515)

  Accumulation unit value:
    Beginning of period                        $8.57            $8.01            $8.12             N/A              N/A
    End of period                              $8.81            $8.57            $8.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,288              -                -               N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(317)

  Accumulation unit value:
    Beginning of period                       $13.39           $13.36           $13.06           $12.99             N/A
    End of period                             $13.58           $13.39           $13.36           $13.06             N/A
  Accumulation units outstanding
  at the end of period                         5,030            3,241            3,117            3,054             N/A

JNL/PPM America High Yield Bond
Division(325)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.66           $13.64             N/A
    End of period                               N/A              N/A            $15.08           $14.66             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,324             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(892)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.66             N/A              N/A              N/A
    End of period                              $8.37            $8.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,374            2,374             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(325)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.16            $8.77             N/A
    End of period                               N/A              N/A            $10.30           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               494              N/A

JNL/S&P Core Index 50 Division(332)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.86            $8.05             N/A
    End of period                               N/A              N/A            $10.01            $9.86             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,166             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(418)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13            $9.15             N/A
    End of period                               N/A              N/A            $10.31           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               328              N/A

JNL/S&P Equity Growth Division I(418)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91            $8.95             N/A
    End of period                               N/A              N/A            $10.05            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,497             N/A

JNL/S&P Managed Aggressive Growth
Division(325)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.14           $11.00            $9.21             N/A
    End of period                             $14.60           $12.90           $12.14           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        13,695           11,130            6,106            1,233             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.22             N/A              N/A              N/A
    End of period                             $11.06           $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,019            2,164             N/A              N/A              N/A

JNL/S&P Managed Growth Division(325)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.36           $11.32            $9.82             N/A
    End of period                             $14.55           $13.01           $12.36           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        17,165           15,119           11,614            2,475             N/A

JNL/S&P Managed Moderate Division(755)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.30             N/A              N/A              N/A
    End of period                             $11.67           $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,554            5,021             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(325)

  Accumulation unit value:
    Beginning of period                       $12.58           $12.07           $11.24           $10.07             N/A
    End of period                             $13.83           $12.58           $12.07           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        13,632           20,817           14,232            9,468             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(590)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.76             N/A              N/A
    End of period                               N/A              N/A            $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(486)

  Accumulation unit value:
    Beginning of period                       $22.32           $21.63           $19.91           $19.91             N/A
    End of period                             $24.85           $22.32           $21.63           $19.91             N/A
  Accumulation units outstanding
  at the end of period                         1,961            2,284             796              796              N/A

JNL/Select Global Growth Division(1003)

  Accumulation unit value:
    Beginning of period                       $23.34             N/A              N/A              N/A              N/A
    End of period                             $24.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          624              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(1003)

  Accumulation unit value:
    Beginning of period                       $25.96             N/A              N/A              N/A              N/A
    End of period                             $25.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,177             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(675)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.49           $11.51             N/A              N/A
    End of period                             $11.84           $11.56           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,296            3,191              -               N/A              N/A

JNL/Select Value Division(332)

  Accumulation unit value:
    Beginning of period                       $17.17           $16.21           $14.41           $11.49             N/A
    End of period                             $20.34           $17.17           $16.21           $14.41             N/A
  Accumulation units outstanding
  at the end of period                         1,374             731              641              642              N/A

JNL/T.Rowe Price Established Growth
Division(317)

  Accumulation unit value:
    Beginning of period                       $25.18           $24.22           $22.50           $18.51             N/A
    End of period                             $28.05           $25.18           $24.22           $22.50             N/A
  Accumulation units outstanding
  at the end of period                         3,060            1,661             825              825              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(317)

  Accumulation unit value:
    Beginning of period                       $35.15           $31.44           $27.19           $20.83             N/A
    End of period                             $36.78           $35.15           $31.44           $27.19             N/A
  Accumulation units outstanding
  at the end of period                         1,678            1,525            1,084             763              N/A

JNL/T.Rowe Price Value Division(332)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.82           $11.36            $9.13             N/A
    End of period                             $15.68           $13.34           $12.82           $11.36             N/A
  Accumulation units outstanding
  at the end of period                         5,335            6,965            6,190            6,154             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.47           $12.51           $12.18             N/A              N/A
    End of period                             $13.50           $12.47           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,285            4,054            4,140             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(325)

  Accumulation unit value:
    Beginning of period                       $17.59           $17.50           $16.71           $16.19             N/A
    End of period                             $18.04           $17.59           $17.50           $16.71             N/A
  Accumulation units outstanding
  at the end of period                          471              566              447              447              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(325)

  Accumulation unit value:
    Beginning of period                       $14.68           $14.64           $14.39           $14.79             N/A
    End of period                             $14.85           $14.68           $14.64           $14.39             N/A
  Accumulation units outstanding
  at the end of period                          240              430              370              370              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.07%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(612)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.95           $10.38             N/A              N/A
    End of period                             $12.15           $11.50           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          559              343              372              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1002)

  Accumulation unit value:
    Beginning of period                       $12.27             N/A              N/A              N/A              N/A
    End of period                             $15.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,923             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(616)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.68           $10.72             N/A              N/A
    End of period                             $13.91           $12.40           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,257            4,472            4,295             N/A              N/A

JNL/Alger Growth Division(905)

  Accumulation unit value:
    Beginning of period                       $18.05           $17.36             N/A              N/A              N/A
    End of period                             $18.56           $18.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $16.47           $16.26           $15.02             N/A              N/A
    End of period                             $18.12           $16.47           $16.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          770              282              126              N/A              N/A

JNL/Eagle SmallCap Equity Division(699)

  Accumulation unit value:
    Beginning of period                       $18.59           $18.52           $17.21             N/A              N/A
    End of period                             $21.88           $18.59           $18.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/FMR Balanced Division(595)

  Accumulation unit value:
    Beginning of period                       $10.65            $9.88            $9.23             N/A              N/A
    End of period                             $11.56           $10.65            $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,674            4,725            4,293             N/A              N/A

JNL/FMR MidCap Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $20.48           $19.69           $17.46             N/A              N/A
    End of period                             $22.48           $20.48           $19.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          185              196              212              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1093)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,144             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(916)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.52             N/A              N/A              N/A
    End of period                             $12.54           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,592              -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1021)

  Accumulation unit value:
    Beginning of period                       $11.61             N/A              N/A              N/A              N/A
    End of period                             $12.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1110)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(622)

  Accumulation unit value:
    Beginning of period                       $13.70           $12.64           $10.93             N/A              N/A
    End of period                             $16.45           $13.70           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,348             263               -               N/A              N/A

JNL/JPMorgan International Value
Division(612)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.00            $8.54             N/A              N/A
    End of period                             $15.01           $11.61           $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,335           24,270           21,873             N/A              N/A

JNL/Lazard Emerging Markets Division(1122)

  Accumulation unit value:
    Beginning of period                        $8.98             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,307             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(612)

  Accumulation unit value:
    Beginning of period                       $17.55           $16.47           $14.47             N/A              N/A
    End of period                             $19.70           $17.55           $16.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,186             116              126              N/A              N/A

JNL/Lazard Small Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                       $14.33           $13.98           $12.61             N/A              N/A
    End of period                             $16.40           $14.33           $13.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,565             136              210              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.61             N/A              N/A              N/A              N/A
    End of period                             $12.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,133             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                       $15.05           $15.85           $13.99             N/A              N/A
    End of period                             $15.87           $15.05           $15.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             17,489             562              N/A              N/A

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.90           $10.56             N/A              N/A
    End of period                             $11.04           $10.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,655           69,234           45,109             N/A              N/A

JNL/MCM Communications Sector
Division(916)

  Accumulation unit value:
    Beginning of period                        $4.35            $4.24             N/A              N/A              N/A
    End of period                              $5.80            $4.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,050              -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(916)

  Accumulation unit value:
    Beginning of period                       $10.06            $9.63             N/A              N/A              N/A
    End of period                             $11.18           $10.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                       $12.79           $13.85           $12.97             N/A              N/A
    End of period                             $16.23           $12.79           $13.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,244           16,936            1,006             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1031)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,074             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(830)

  Accumulation unit value:
    Beginning of period                        $8.18            $7.73             N/A              N/A              N/A
    End of period                              $9.37            $8.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          516              517              N/A              N/A              N/A

JNL/MCM Financial Sector Division(683)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.72           $10.66             N/A              N/A
    End of period                             $14.16           $12.18           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,834            1,983             280              N/A              N/A

JNL/MCM Global 15 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                       $16.54           $15.33           $13.00             N/A              N/A
    End of period                             $22.67           $16.54           $15.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,470            4,996             824              N/A              N/A

JNL/MCM Healthcare Sector Division(616)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.42           $10.14             N/A              N/A
    End of period                             $11.43           $10.98           $10.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,033            6,782            4,912             N/A              N/A

JNL/MCM International Index Division(603)

  Accumulation unit value:
    Beginning of period                       $14.80           $13.33           $11.73             N/A              N/A
    End of period                             $18.20           $14.80           $13.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,589           32,378           15,559             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89            $9.68             N/A              N/A
    End of period                             $13.74           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        130,634          93,636           74,979             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1094)

  Accumulation unit value:
    Beginning of period                        $9.06             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          220              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(867)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.13             N/A              N/A              N/A
    End of period                             $10.73           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          275              250              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(683)

  Accumulation unit value:
    Beginning of period                       $22.53           $16.82           $16.10             N/A              N/A
    End of period                             $26.66           $22.53           $16.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,608            1,701             671              N/A              N/A

JNL/MCM S&P 10 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                       $17.51           $13.03           $10.82             N/A              N/A
    End of period                             $17.93           $17.51           $13.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,136            6,469             932              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(603)

  Accumulation unit value:
    Beginning of period                       $13.83           $12.61           $11.38             N/A              N/A
    End of period                             $14.86           $13.83           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,127           24,170            8,515             N/A              N/A

JNL/MCM S&P 500 Index Division(603)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.31            $9.66             N/A              N/A
    End of period                             $11.88           $10.54           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,587           58,127           18,562             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(651)

  Accumulation unit value:
    Beginning of period                       $18.32           $17.20           $13.71             N/A              N/A
    End of period                             $19.94           $18.32           $17.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,206             267              N/A              N/A

JNL/MCM Small Cap Index Division(603)

  Accumulation unit value:
    Beginning of period                       $13.19           $12.92           $11.39             N/A              N/A
    End of period                             $15.19           $13.19           $12.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,532           20,766            4,966             N/A              N/A

JNL/MCM Technology Sector Division(683)

  Accumulation unit value:
    Beginning of period                        $5.55            $5.53            $4.92             N/A              N/A
    End of period                              $5.95            $5.55            $5.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,594            1,931            1,932             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                       $15.46           $11.35           $10.31             N/A              N/A
    End of period                             $14.91           $15.46           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,194           18,428           15,190             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.06           $10.47             N/A              N/A
    End of period                             $13.07           $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,276            2,822            2,823             N/A              N/A

JNL/Oppenheimer Global Growth
Division(603)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.06            $9.58             N/A              N/A
    End of period                             $14.12           $12.32           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,935            2,474             273              N/A              N/A

JNL/Oppenheimer Growth Division(830)

  Accumulation unit value:
    Beginning of period                        $8.56            $7.61             N/A              N/A              N/A
    End of period                              $8.80            $8.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          524              525              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(595)

  Accumulation unit value:
    Beginning of period                       $13.37           $13.34           $12.84             N/A              N/A
    End of period                             $13.55           $13.37           $13.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,314            5,578            5,405             N/A              N/A

JNL/PPM America High Yield Bond
Division(612)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.59             N/A              N/A
    End of period                               N/A              N/A            $15.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(641)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.35            $5.97             N/A              N/A
    End of period                              $8.35            $8.07            $7.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          86               50               16               N/A              N/A

JNL/Putnam Value Equity Division(1019)

  Accumulation unit value:
    Beginning of period                       $19.66             N/A              N/A              N/A              N/A
    End of period                             $21.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          423              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(606)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.39             N/A              N/A
    End of period                               N/A              N/A            $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(603)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.02             N/A              N/A
    End of period                               N/A              N/A            $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.12           $11.15             N/A              N/A
    End of period                             $14.58           $12.88           $12.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        101,301          25,961            8,748             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.30            $9.96             N/A              N/A
    End of period                             $11.06           $10.46           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,123            2,132              -               N/A              N/A

JNL/S&P Managed Growth Division(683)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.34           $11.27             N/A              N/A
    End of period                             $14.52           $12.99           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,711            5,099             265              N/A              N/A

JNL/S&P Managed Moderate Division(843)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.42             N/A              N/A              N/A
    End of period                             $11.82           $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          35                9               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(595)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.05           $11.32             N/A              N/A
    End of period                             $13.80           $12.56           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,439            9,604            8,933             N/A              N/A

JNL/S&P Retirement 2015 Division(1058)

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division(1197)

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A              N/A
    End of period                             $10.98             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1117)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(603)

  Accumulation unit value:
    Beginning of period                       $22.27           $21.59           $20.11             N/A              N/A
    End of period                             $24.79           $22.27           $21.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          625              606              118              N/A              N/A

JNL/Select Global Growth Division(1072)

  Accumulation unit value:
    Beginning of period                       $22.81             N/A              N/A              N/A              N/A
    End of period                             $24.11             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          121              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(696)

  Accumulation unit value:
    Beginning of period                       $25.10           $24.48           $22.82             N/A              N/A
    End of period                             $25.72           $25.10           $24.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,854              -               150              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(612)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.47           $11.52             N/A              N/A
    End of period                             $11.81           $11.54           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                       $17.16           $16.20           $14.84             N/A              N/A
    End of period                             $20.33           $17.16           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          440              296              422              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(603)

  Accumulation unit value:
    Beginning of period                       $25.12           $24.17           $22.52             N/A              N/A
    End of period                             $27.98           $25.12           $24.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,589             916              515              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(622)

  Accumulation unit value:
    Beginning of period                       $35.07           $31.38           $27.72             N/A              N/A
    End of period                             $36.69           $35.07           $31.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,094            1,336              -               N/A              N/A

JNL/T.Rowe Price Value Division(603)

  Accumulation unit value:
    Beginning of period                       $13.32           $12.81           $11.64             N/A              N/A
    End of period                             $15.66           $13.32           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,110             787              694              N/A              N/A

JNL/Western Asset High Yield Bond
Division(683)

  Accumulation unit value:
    Beginning of period                       $12.44           $12.49           $12.24             N/A              N/A
    End of period                             $13.47           $12.44           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,136             712              403              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(595)

  Accumulation unit value:
    Beginning of period                       $17.56           $17.46           $16.40             N/A              N/A
    End of period                             $18.00           $17.56           $17.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,620            2,745            2,476             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(595)

  Accumulation unit value:
    Beginning of period                       $14.65           $14.61           $14.07             N/A              N/A
    End of period                             $14.81           $14.65           $14.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,504            5,015            1,406             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.095%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(838)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.60             N/A              N/A              N/A
    End of period                             $12.14           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          977               -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1061)

  Accumulation unit value:
    Beginning of period                       $12.53             N/A              N/A              N/A              N/A
    End of period                             $15.41             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          227              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(345)

  Accumulation unit value:
    Beginning of period                       $18.00           $16.37           $15.92           $13.98             N/A
    End of period                             $18.51           $18.00           $16.37           $15.92             N/A
  Accumulation units outstanding
  at the end of period                          940              339              321              300              N/A

JNL/Alliance Capital Growth Division(345)

  Accumulation unit value:
    Beginning of period                         N/A             $9.47            $9.10            $8.34             N/A
    End of period                               N/A             $8.59            $9.47            $9.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               480              480              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(263)

  Accumulation unit value:
    Beginning of period                       $16.43           $16.23           $15.58           $12.35             N/A
    End of period                             $18.08           $16.43           $16.23           $15.58             N/A
  Accumulation units outstanding
  at the end of period                         1,868            1,902            1,939             36               N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(263)

  Accumulation unit value:
    Beginning of period                       $10.64            $9.87            $9.21            $8.09             N/A
    End of period                             $11.54           $10.64            $9.87            $9.21             N/A
  Accumulation units outstanding
  at the end of period                         2,381            2,381            2,382            2,060             N/A

JNL/FMR MidCap Equity Division(220)

  Accumulation unit value:
    Beginning of period                       $20.43           $19.65           $17.00           $12.80           $13.13
    End of period                             $22.42           $20.43           $19.65           $17.00           $12.80
  Accumulation units outstanding
  at the end of period                          650              443              443              443              162






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1151)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,446             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1215)

  Accumulation unit value:
    Beginning of period                       $12.72             N/A              N/A              N/A              N/A
    End of period                             $12.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          579              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1176)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,472             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(327)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.61           $11.07            $9.05             N/A
    End of period                             $16.41           $13.67           $12.61           $11.07             N/A
  Accumulation units outstanding
  at the end of period                         3,417            1,135            1,160             286              N/A

JNL/JPMorgan International Value
Division(328)

  Accumulation unit value:
    Beginning of period                       $11.59            $9.98            $8.32            $6.25             N/A
    End of period                             $14.98           $11.59            $9.98            $8.32             N/A
  Accumulation units outstanding
  at the end of period                         2,107            1,385            1,498            1,460             N/A

JNL/Lazard Emerging Markets Division(1189)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,627             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(210)

  Accumulation unit value:
    Beginning of period                       $17.52           $16.44           $13.46           $10.67           $10.43
    End of period                             $19.66           $17.52           $16.44           $13.46           $10.67
  Accumulation units outstanding
  at the end of period                         2,525            2,525            2,525            2,419            2,075

JNL/Lazard Small Cap Value Division(210)

  Accumulation unit value:
    Beginning of period                       $14.30           $13.96           $12.35            $9.09            $8.90
    End of period                             $16.36           $14.30           $13.96           $12.35            $9.09
  Accumulation units outstanding
  at the end of period                         2,633            2,454            2,565            2,485             728






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.59             N/A              N/A              N/A              N/A
    End of period                             $12.08             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,035             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(367)

  Accumulation unit value:
    Beginning of period                       $15.03           $15.83           $13.25           $10.66             N/A
    End of period                             $15.84           $15.03           $15.83           $13.25             N/A
  Accumulation units outstanding
  at the end of period                           -              3,551            6,061            5,435             N/A

JNL/MCM Bond Index Division(328)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.89           $10.73           $10.87             N/A
    End of period                             $11.02           $10.86           $10.89           $10.73             N/A
  Accumulation units outstanding
  at the end of period                          743              743             2,768             825              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(210)

  Accumulation unit value:
    Beginning of period                       $12.78           $13.84           $13.72           $11.12           $10.54
    End of period                             $16.21           $12.78           $13.84           $13.72           $11.12
  Accumulation units outstanding
  at the end of period                         3,790            3,644            5,634            5,794             615






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1215)

  Accumulation unit value:
    Beginning of period                       $11.79             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,068             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(261)

  Accumulation unit value:
    Beginning of period                        $8.17            $8.00            $7.35            $5.65             N/A
    End of period                              $9.35            $8.17            $8.00            $7.35             N/A
  Accumulation units outstanding
  at the end of period                          389              831              832             1,057             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(210)

  Accumulation unit value:
    Beginning of period                       $16.50           $15.30           $12.28            $9.65            $9.92
    End of period                             $22.61           $16.50           $15.30           $12.28            $9.65
  Accumulation units outstanding
  at the end of period                         2,572            3,866            4,143            4,299             653

JNL/MCM Healthcare Sector Division(492)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.40           $10.33             N/A              N/A
    End of period                             $11.41           $10.97           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,373            1,621             102              N/A              N/A

JNL/MCM International Index Division(364)

  Accumulation unit value:
    Beginning of period                       $14.79           $13.33           $11.39            $9.42             N/A
    End of period                             $18.19           $14.79           $13.33           $11.39             N/A
  Accumulation units outstanding
  at the end of period                          90               71              1,797             20               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.80             N/A              N/A              N/A
    End of period                             $13.73           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,914           11,584             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(1113)

  Accumulation unit value:
    Beginning of period                        $9.09             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1002)

  Accumulation unit value:
    Beginning of period                       $25.64             N/A              N/A              N/A              N/A
    End of period                             $26.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,082             N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(210)

  Accumulation unit value:
    Beginning of period                       $17.37           $12.93           $11.20            $9.60           $10.76
    End of period                             $17.79           $17.37           $12.93           $11.20            $9.60
  Accumulation units outstanding
  at the end of period                         2,034            3,397            5,556            6,905             603

JNL/MCM S&P 24 Division (NY)(1215)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          717              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(364)

  Accumulation unit value:
    Beginning of period                       $13.84           $12.62           $11.13            $9.71             N/A
    End of period                             $14.86           $13.84           $12.62           $11.13             N/A
  Accumulation units outstanding
  at the end of period                         1,201            1,485            2,022             20               N/A

JNL/MCM S&P 500 Index Division(214)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.30            $9.55            $7.65            $7.80
    End of period                             $11.86           $10.53           $10.30            $9.55            $7.65
  Accumulation units outstanding
  at the end of period                         6,478            4,243            4,849            1,336            1,519

JNL/MCM Select Small-Cap Division
(NY)(345)

  Accumulation unit value:
    Beginning of period                       $18.29           $17.18           $15.63           $12.57             N/A
    End of period                             $19.91           $18.29           $17.18           $15.63             N/A
  Accumulation units outstanding
  at the end of period                           -              3,169            3,434            3,797             N/A

JNL/MCM Small Cap Index Division(364)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.92           $11.23            $9.65             N/A
    End of period                             $15.17           $13.18           $12.92           $11.23             N/A
  Accumulation units outstanding
  at the end of period                          94               255             2,020             20               N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(727)

  Accumulation unit value:
    Beginning of period                       $15.45           $11.35           $11.17             N/A              N/A
    End of period                             $14.91           $15.45           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,349            1,422            3,153             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(269)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.05            $9.57            $6.45             N/A
    End of period                             $14.10           $12.31           $11.05            $9.57             N/A
  Accumulation units outstanding
  at the end of period                         4,561            1,365            1,366            1,263             N/A

JNL/Oppenheimer Growth Division(327)

  Accumulation unit value:
    Beginning of period                        $8.55            $8.00            $7.84            $7.14             N/A
    End of period                              $8.78            $8.55            $8.00            $7.84             N/A
  Accumulation units outstanding
  at the end of period                          870              870              870              870              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(210)

  Accumulation unit value:
    Beginning of period                       $13.35           $13.32           $13.02           $12.69           $12.27
    End of period                             $13.52           $13.35           $13.32           $13.02           $12.69
  Accumulation units outstanding
  at the end of period                        14,302            8,161            8,208            5,139            3,962

JNL/PPM America High Yield Bond
Division(242)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.60           $12.57           $12.53
    End of period                               N/A              N/A            $15.02           $14.60           $12.57
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,848              4






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(240)

  Accumulation unit value:
    Beginning of period                       $20.11           $18.89           $17.06           $13.69           $13.84
    End of period                             $22.40           $20.11           $18.89           $17.06           $13.69
  Accumulation units outstanding
  at the end of period                         1,122            1,122            1,122            1,122            1,122

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(214)

  Accumulation unit value:
    Beginning of period                       $19.05           $18.54           $17.25           $14.14           $14.13
    End of period                             $21.09           $19.05           $18.54           $17.25           $14.14
  Accumulation units outstanding
  at the end of period                          966              351              351              351              839

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(654)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.79             N/A              N/A
    End of period                               N/A              N/A            $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(214)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.10           $10.97            $8.84            $8.89
    End of period                             $14.55           $12.85           $12.10           $10.97            $8.84
  Accumulation units outstanding
  at the end of period                        24,273           26,053           28,121            3,487            4,820






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(232)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.32           $11.29            $9.47            $9.75
    End of period                             $14.49           $12.96           $12.32           $11.29            $9.47
  Accumulation units outstanding
  at the end of period                        15,884           17,032           17,040           10,419            2,538

JNL/S&P Managed Moderate Division(736)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.49           $10.49             N/A              N/A
    End of period                             $11.66           $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,424           13,043            8,792             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(210)

  Accumulation unit value:
    Beginning of period                       $12.54           $12.03           $11.21            $9.72            $9.58
    End of period                             $13.77           $12.54           $12.03           $11.21            $9.72
  Accumulation units outstanding
  at the end of period                        56,802           59,765           60,381           27,367           12,221

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(242)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.58            $8.28            $8.44
    End of period                               N/A              N/A            $10.77           $10.58            $8.28
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               98                6

JNL/Select Balanced Division(263)

  Accumulation unit value:
    Beginning of period                       $22.21           $21.54           $19.83           $16.29             N/A
    End of period                             $24.72           $22.21           $21.54           $19.83             N/A
  Accumulation units outstanding
  at the end of period                          928              982              850              396              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(261)

  Accumulation unit value:
    Beginning of period                       $25.04           $24.42           $22.33           $16.61             N/A
    End of period                             $25.65           $25.04           $24.42           $22.33             N/A
  Accumulation units outstanding
  at the end of period                          915              128              128              107              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(287)

  Accumulation unit value:
    Beginning of period                       $11.51           $11.44           $11.59           $11.75             N/A
    End of period                             $11.78           $11.51           $11.44           $11.59             N/A
  Accumulation units outstanding
  at the end of period                          118            25,870            1,484             119              N/A

JNL/Select Value Division(284)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.19           $14.40            $9.80             N/A
    End of period                             $20.31           $17.15           $16.19           $14.40             N/A
  Accumulation units outstanding
  at the end of period                         1,657             946              866              876              N/A

JNL/T.Rowe Price Established Growth
Division(263)

  Accumulation unit value:
    Beginning of period                       $25.06           $24.12           $22.41           $16.86             N/A
    End of period                             $27.90           $25.06           $24.12           $22.41             N/A
  Accumulation units outstanding
  at the end of period                         1,659            1,647            1,449            1,024             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(327)

  Accumulation unit value:
    Beginning of period                       $34.98           $31.31           $27.09           $21.79             N/A
    End of period                             $36.59           $34.98           $31.31           $27.09             N/A
  Accumulation units outstanding
  at the end of period                         2,827            1,438            1,494            1,010             N/A

JNL/T.Rowe Price Value Division(220)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.80           $11.34            $8.92            $8.90
    End of period                             $15.64           $13.30           $12.80           $11.34            $8.92
  Accumulation units outstanding
  at the end of period                         5,946            5,412            5,316            4,802             718

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.42           $12.48           $12.15             N/A              N/A
    End of period                             $13.45           $12.42           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,414            4,978            7,853             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(263)

  Accumulation unit value:
    Beginning of period                       $17.51           $17.42           $16.64           $15.11             N/A
    End of period                             $17.95           $17.51           $17.42           $16.64             N/A
  Accumulation units outstanding
  at the end of period                         1,446            1,448            1,450            1,243             N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(263)

  Accumulation unit value:
    Beginning of period                       $14.61           $14.57           $14.33           $14.45             N/A
    End of period                             $14.77           $14.61           $14.57           $14.33             N/A
  Accumulation units outstanding
  at the end of period                         4,105            4,672            4,845            4,287             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.10%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1198)

  Accumulation unit value:
    Beginning of period                       $14.77             N/A              N/A              N/A              N/A
    End of period                             $15.41             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          490              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.58             N/A              N/A              N/A              N/A
    End of period                             $12.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,516             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                       $15.02           $15.83           $13.20             N/A              N/A
    End of period                             $15.84           $15.02           $15.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,593             909              N/A              N/A

JNL/MCM Bond Index Division(854)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.97             N/A              N/A              N/A
    End of period                             $11.02           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,111           16,309             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                       $12.78           $13.84           $13.21             N/A              N/A
    End of period                             $16.21           $12.78           $13.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,993            3,261             908              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                       $16.49           $15.29           $12.93             N/A              N/A
    End of period                             $22.60           $16.49           $15.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,702            5,177             928              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(854)

  Accumulation unit value:
    Beginning of period                       $14.78           $13.13             N/A              N/A              N/A
    End of period                             $18.18           $14.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,581            3,733             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.89           $10.70             N/A              N/A
    End of period                             $13.73           $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,461           19,128            2,805             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.06             N/A              N/A              N/A
    End of period                             $10.75           $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          690              685              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(971)

  Accumulation unit value:
    Beginning of period                       $22.48           $23.46             N/A              N/A              N/A
    End of period                             $26.59           $22.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               36               N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                       $17.37           $12.93           $11.01             N/A              N/A
    End of period                             $17.78           $17.37           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,127            3,491            1,090             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(853)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.05             N/A              N/A              N/A
    End of period                             $14.84           $13.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,927            4,866             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.29             N/A              N/A              N/A
    End of period                             $11.86           $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,914            4,883             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(536)

  Accumulation unit value:
    Beginning of period                       $18.29           $17.18           $14.88             N/A              N/A
    End of period                             $19.91           $18.29           $17.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,533             807              N/A              N/A

JNL/MCM Small Cap Index Division(853)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.63             N/A              N/A              N/A
    End of period                             $15.16           $13.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,937            4,954             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(776)

  Accumulation unit value:
    Beginning of period                       $15.45           $12.42             N/A              N/A              N/A
    End of period                             $14.90           $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          754              555              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(848)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.04             N/A              N/A              N/A
    End of period                             $13.06           $11.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          612              624              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(759)

  Accumulation unit value:
    Beginning of period                       $13.34           $13.33             N/A              N/A              N/A
    End of period                             $13.52           $13.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,457            4,580             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(901)

  Accumulation unit value:
    Beginning of period                       $19.04           $18.70             N/A              N/A              N/A
    End of period                             $21.07           $19.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,538            1,605             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(901)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.35             N/A              N/A              N/A
    End of period                             $11.05           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,944            7,245             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(835)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.34             N/A              N/A              N/A
    End of period                             $11.66           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,201           41,497             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(433)

  Accumulation unit value:
    Beginning of period                       $12.53           $12.03           $11.21           $10.75             N/A
    End of period                             $13.77           $12.53           $12.03           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        25,279           40,156            9,302            9,302             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(511)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.44           $11.57             N/A              N/A
    End of period                             $11.77           $11.50           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,152            9,152            9,152             N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(901)

  Accumulation unit value:
    Beginning of period                       $25.04           $23.95             N/A              N/A              N/A
    End of period                             $27.88           $25.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,200            1,252             N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                       $34.96           $30.39             N/A              N/A              N/A
    End of period                             $36.56           $34.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,522            1,542             N/A              N/A              N/A

JNL/T.Rowe Price Value Division(759)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.63             N/A              N/A              N/A
    End of period                             $15.63           $13.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,687            4,783             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(901)

  Accumulation unit value:
    Beginning of period                       $17.50           $17.55             N/A              N/A              N/A
    End of period                             $17.94           $17.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,639            1,710             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.12%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1163)

  Accumulation unit value:
    Beginning of period                       $14.12             N/A              N/A              N/A              N/A
    End of period                             $15.40             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,745             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(628)

  Accumulation unit value:
    Beginning of period                       $16.39           $16.19           $14.47             N/A              N/A
    End of period                             $18.03           $16.39           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Eagle SmallCap Equity Division(610)

  Accumulation unit value:
    Beginning of period                       $18.51           $18.44           $16.71             N/A              N/A
    End of period                             $21.76           $18.51           $18.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,652            4,354            6,142             N/A              N/A

JNL/FMR Balanced Division(713)

  Accumulation unit value:
    Beginning of period                       $10.63            $9.86            $9.65             N/A              N/A
    End of period                             $11.53           $10.63            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,100            1,100            1,100             N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(996)

  Accumulation unit value:
    Beginning of period                       $14.12             N/A              N/A              N/A              N/A
    End of period                             $16.36             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,718             N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(610)

  Accumulation unit value:
    Beginning of period                       $11.57            $9.96            $8.64             N/A              N/A
    End of period                             $14.94           $11.57            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,084            9,402           11,690             N/A              N/A

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.48             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(668)

  Accumulation unit value:
    Beginning of period                       $17.49           $16.41           $14.42             N/A              N/A
    End of period                             $19.61           $17.49           $16.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          774              775              775              N/A              N/A

JNL/Lazard Small Cap Value Division(695)

  Accumulation unit value:
    Beginning of period                       $14.27           $13.93           $12.68             N/A              N/A
    End of period                             $16.32           $14.27           $13.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          616              616              617              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.57             N/A              N/A              N/A              N/A
    End of period                             $12.05             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,470             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(610)

  Accumulation unit value:
    Beginning of period                       $15.01           $15.82           $14.34             N/A              N/A
    End of period                             $15.82           $15.01           $15.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             22,063           24,545             N/A              N/A

JNL/MCM Bond Index Division(509)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.88           $10.79             N/A              N/A
    End of period                             $11.01           $10.85           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,056            1,005             883              N/A              N/A

JNL/MCM Communications Sector
Division(1182)

  Accumulation unit value:
    Beginning of period                        $5.58             N/A              N/A              N/A              N/A
    End of period                              $5.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,418             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                       $12.77           $13.83           $12.90             N/A              N/A
    End of period                             $16.19           $12.77           $13.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,243           25,204           23,464             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1079)

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(611)

  Accumulation unit value:
    Beginning of period                       $16.48           $15.29           $12.82             N/A              N/A
    End of period                             $22.58           $16.48           $15.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,901           21,001           18,946             N/A              N/A

JNL/MCM Healthcare Sector Division(656)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.39           $10.18             N/A              N/A
    End of period                             $11.39           $10.94           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,330            8,330            8,617             N/A              N/A

JNL/MCM International Index Division(509)

  Accumulation unit value:
    Beginning of period                       $14.77           $13.31           $11.48             N/A              N/A
    End of period                             $18.16           $14.77           $13.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,941            1,016             990              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.90             N/A              N/A              N/A
    End of period                             $13.73           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(713)

  Accumulation unit value:
    Beginning of period                       $22.46           $16.77           $17.30             N/A              N/A
    End of period                             $26.56           $22.46           $16.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          405              729              636              N/A              N/A

JNL/MCM S&P 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                       $17.36           $12.92           $11.08             N/A              N/A
    End of period                             $17.77           $17.36           $12.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,436           19,435           15,013             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(509)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.59           $11.20             N/A              N/A
    End of period                             $14.83           $13.81           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,006            6,990            7,397             N/A              N/A

JNL/MCM S&P 500 Index Division(509)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.29            $9.66             N/A              N/A
    End of period                             $11.85           $10.52           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,068            4,226           11,929             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(634)

  Accumulation unit value:
    Beginning of period                       $18.28           $17.17           $13.68             N/A              N/A
    End of period                             $19.90           $18.28           $17.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             18,055           18,208             N/A              N/A

JNL/MCM Small Cap Index Division(509)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.91           $11.34             N/A              N/A
    End of period                             $15.15           $13.17           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,927            1,908            1,904             N/A              N/A

JNL/MCM Technology Sector Division(723)

  Accumulation unit value:
    Beginning of period                        $5.53            $5.52            $5.45             N/A              N/A
    End of period                              $5.92            $5.53            $5.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          849              849              850              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(783)

  Accumulation unit value:
    Beginning of period                       $15.45           $12.15             N/A              N/A              N/A
    End of period                             $14.90           $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,393            9,101             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(610)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.04            $9.68             N/A              N/A
    End of period                             $14.08           $12.30           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,279            3,129            8,071             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(668)

  Accumulation unit value:
    Beginning of period                       $13.32           $13.30           $13.25             N/A              N/A
    End of period                             $13.50           $13.32           $13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          195              195              195              N/A              N/A

JNL/PPM America High Yield Bond
Division(656)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.84             N/A              N/A
    End of period                               N/A              N/A            $14.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(705)

  Accumulation unit value:
    Beginning of period                       $19.00           $18.50           $18.09             N/A              N/A
    End of period                             $21.02           $19.00           $18.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          185              185              185              N/A              N/A

JNL/S&P Core Index 100 Division(545)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19             N/A              N/A
    End of period                               N/A              N/A            $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(546)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.03             N/A              N/A
    End of period                               N/A              N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(630)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.08           $10.78             N/A              N/A
    End of period                             $14.52           $12.83           $12.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,359           39,663           41,099             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.30           $11.25             N/A              N/A
    End of period                             $14.46           $12.94           $12.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        63,645           63,219           74,843             N/A              N/A

JNL/S&P Managed Moderate Division(895)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.55             N/A              N/A              N/A
    End of period                             $11.65           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,952           23,952             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.01           $11.11             N/A              N/A
    End of period                             $13.74           $12.51           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,546            7,936            8,365             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                       $22.15           $21.48           $19.74             N/A              N/A
    End of period                             $24.65           $22.15           $21.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          412              413             2,450             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(721)

  Accumulation unit value:
    Beginning of period                       $24.97           $24.36           $23.96             N/A              N/A
    End of period                             $25.57           $24.97           $24.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,545            2,965             468              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(610)

  Accumulation unit value:
    Beginning of period                       $17.13           $16.18           $14.85             N/A              N/A
    End of period                             $20.28           $17.13           $16.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,974            1,833            3,611             N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(610)

  Accumulation unit value:
    Beginning of period                       $34.89           $31.23           $28.43             N/A              N/A
    End of period                             $36.48           $34.89           $31.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,314            2,064            2,058             N/A              N/A

JNL/T.Rowe Price Value Division(610)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.78           $11.67             N/A              N/A
    End of period                             $15.61           $13.28           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          742              742             2,990             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.40           $12.46           $12.13             N/A              N/A
    End of period                             $13.42           $12.40           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          589             6,866            6,495             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(668)

  Accumulation unit value:
    Beginning of period                       $17.47           $17.38           $16.98             N/A              N/A
    End of period                             $17.90           $17.47           $17.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          152              152              152              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(668)

  Accumulation unit value:
    Beginning of period                       $14.57           $14.54           $14.51             N/A              N/A
    End of period                             $14.73           $14.57           $14.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          409              409              410              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.145%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(334)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.65           $11.14            $8.76             N/A
    End of period                             $13.86           $12.37           $11.65           $11.14             N/A
  Accumulation units outstanding
  at the end of period                          193              193              193              193              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(372)

  Accumulation unit value:
    Beginning of period                       $16.35           $16.16           $15.53           $13.96             N/A
    End of period                             $17.98           $16.35           $16.16           $15.53             N/A
  Accumulation units outstanding
  at the end of period                           -              1,493            1,493            1,492             N/A

JNL/Eagle SmallCap Equity Division(343)

  Accumulation unit value:
    Beginning of period                       $18.46           $18.40           $15.82           $13.11             N/A
    End of period                             $21.70           $18.46           $18.40           $15.82             N/A
  Accumulation units outstanding
  at the end of period                         1,478            1,640            1,705            1,744             N/A

JNL/FMR Balanced Division(357)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.85            $9.19            $8.72             N/A
    End of period                             $11.51           $10.61            $9.85            $9.19             N/A
  Accumulation units outstanding
  at the end of period                         3,675            6,526            6,129            6,125             N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1135)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,108             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(975)

  Accumulation unit value:
    Beginning of period                       $11.23           $11.24             N/A              N/A              N/A
    End of period                             $12.72           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          417              417              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(334)

  Accumulation unit value:
    Beginning of period                       $13.59           $12.55           $11.02            $9.01             N/A
    End of period                             $16.31           $13.59           $12.55           $11.02             N/A
  Accumulation units outstanding
  at the end of period                         1,110             142              142              142              N/A

JNL/JPMorgan International Value
Division(753)

  Accumulation unit value:
    Beginning of period                       $11.54            $9.65             N/A              N/A              N/A
    End of period                             $14.91           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,870            1,048             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(334)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.38           $13.42           $11.08             N/A
    End of period                             $19.57           $17.45           $16.38           $13.42             N/A
  Accumulation units outstanding
  at the end of period                          498              498              181              181              N/A

JNL/Lazard Small Cap Value Division(334)

  Accumulation unit value:
    Beginning of period                       $14.25           $13.91           $12.31            $9.59             N/A
    End of period                             $16.29           $14.25           $13.91           $12.31             N/A
  Accumulation units outstanding
  at the end of period                         2,212            2,081            1,467            1,517             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.55             N/A              N/A              N/A              N/A
    End of period                             $12.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,237             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                       $15.00           $15.81           $13.24           $10.06             N/A
    End of period                             $15.81           $15.00           $15.81           $13.24             N/A
  Accumulation units outstanding
  at the end of period                           -               805             2,166             124              N/A

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.87           $10.86             N/A              N/A
    End of period                             $10.99           $10.84           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          803              693              89               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(975)

  Accumulation unit value:
    Beginning of period                       $10.01           $10.11             N/A              N/A              N/A
    End of period                             $11.11           $10.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          464              464              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                       $12.76           $13.82           $13.71           $11.05             N/A
    End of period                             $16.17           $12.76           $13.82           $13.71             N/A
  Accumulation units outstanding
  at the end of period                         2,272             883              113              114              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1117)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          948              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(753)

  Accumulation unit value:
    Beginning of period                       $12.12           $11.17             N/A              N/A              N/A
    End of period                             $14.08           $12.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          867              867              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                       $16.47           $15.28           $12.27            $9.86             N/A
    End of period                             $22.55           $16.47           $15.28           $12.27             N/A
  Accumulation units outstanding
  at the end of period                         2,034            1,087            2,323             125              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(333)

  Accumulation unit value:
    Beginning of period                       $14.75           $13.30           $11.37            $8.75             N/A
    End of period                             $18.14           $14.75           $13.30           $11.37             N/A
  Accumulation units outstanding
  at the end of period                         4,332            2,926            1,723            1,166             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.89           $10.70             N/A              N/A
    End of period                             $13.72           $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        82,530           58,181            3,951             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(843)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.17             N/A              N/A              N/A
    End of period                             $10.74           $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          255              201              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(753)

  Accumulation unit value:
    Beginning of period                       $22.42           $16.96             N/A              N/A              N/A
    End of period                             $26.50           $22.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,139            1,113             N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                       $17.34           $12.91           $11.19           $10.10             N/A
    End of period                             $17.74           $17.34           $12.91           $11.19             N/A
  Accumulation units outstanding
  at the end of period                          817             3,117             132              132              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(357)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.58           $11.10            $9.40             N/A
    End of period                             $14.81           $13.79           $12.58           $11.10             N/A
  Accumulation units outstanding
  at the end of period                         4,047            2,406            1,152            1,072             N/A

JNL/MCM S&P 500 Index Division(334)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.28            $9.55            $8.06             N/A
    End of period                             $11.83           $10.51           $10.28            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        25,000           23,058           20,941           14,309             N/A

JNL/MCM Select Small-Cap Division
(NY)(334)

  Accumulation unit value:
    Beginning of period                       $18.26           $17.15           $15.62           $11.80             N/A
    End of period                             $19.87           $18.26           $17.15           $15.62             N/A
  Accumulation units outstanding
  at the end of period                           -               414              103             1,073             N/A

JNL/MCM Small Cap Index Division(357)

  Accumulation unit value:
    Beginning of period                       $13.16           $12.90           $11.22            $9.14             N/A
    End of period                             $15.13           $13.16           $12.90           $11.22             N/A
  Accumulation units outstanding
  at the end of period                         4,065            2,424            1,651            1,076             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(856)

  Accumulation unit value:
    Beginning of period                       $15.44           $12.48             N/A              N/A              N/A
    End of period                             $14.89           $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,302            3,304             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(843)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.01             N/A              N/A              N/A
    End of period                             $13.05           $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,545            1,390             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(343)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.03            $9.56            $7.71             N/A
    End of period                             $14.06           $12.28           $11.03            $9.56             N/A
  Accumulation units outstanding
  at the end of period                         1,054            1,125             840              873              N/A

JNL/Oppenheimer Growth Division(343)

  Accumulation unit value:
    Beginning of period                        $8.53            $7.98            $7.83            $7.43             N/A
    End of period                              $8.76            $8.53            $7.98            $7.83             N/A
  Accumulation units outstanding
  at the end of period                          805              837              872              906              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(343)

  Accumulation unit value:
    Beginning of period                       $13.29           $13.27           $12.98           $13.19             N/A
    End of period                             $13.46           $13.29           $13.27           $12.98             N/A
  Accumulation units outstanding
  at the end of period                        24,736           20,676           23,065           38,705             N/A

JNL/PPM America High Yield Bond
Division(334)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.54           $13.46             N/A
    End of period                               N/A              N/A            $14.95           $14.54             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             10,085             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(879)

  Accumulation unit value:
    Beginning of period                       $20.00           $19.54             N/A              N/A              N/A
    End of period                             $22.27           $20.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          177              185              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(334)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.32            $6.30            $5.21             N/A
    End of period                              $8.31            $8.03            $7.32            $6.30             N/A
  Accumulation units outstanding
  at the end of period                          332              332              333              333              N/A

JNL/Putnam Value Equity Division(843)

  Accumulation unit value:
    Beginning of period                       $18.95           $18.34             N/A              N/A              N/A
    End of period                             $20.96           $18.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          639              556              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(370)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.06           $10.94            $9.76             N/A
    End of period                             $14.48           $12.80           $12.06           $10.94             N/A
  Accumulation units outstanding
  at the end of period                         7,672            6,178            1,727            4,063             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(791)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.17             N/A              N/A              N/A
    End of period                             $11.04           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,228           16,228             N/A              N/A              N/A

JNL/S&P Managed Growth Division(325)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.28           $11.26            $9.78             N/A
    End of period                             $14.43           $12.91           $12.28           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        43,233           45,450           43,928           50,743             N/A

JNL/S&P Managed Moderate Division(943)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.49             N/A              N/A              N/A
    End of period                             $11.64           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,761            1,836             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(319)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.99           $11.18            $9.97             N/A
    End of period                             $13.71           $12.49           $11.99           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        100,447          79,861           32,754           29,948             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(361)

  Accumulation unit value:
    Beginning of period                       $22.09           $21.43           $19.75           $18.17             N/A
    End of period                             $24.58           $22.09           $21.43           $19.75             N/A
  Accumulation units outstanding
  at the end of period                        16,822           17,539           17,224           17,863             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(367)

  Accumulation unit value:
    Beginning of period                       $24.92           $24.00           $22.32           $20.19             N/A
    End of period                             $27.74           $24.92           $24.00           $22.32             N/A
  Accumulation units outstanding
  at the end of period                         2,078            2,187            2,269             743              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(370)

  Accumulation unit value:
    Beginning of period                       $34.80           $31.16           $26.97           $23.53             N/A
    End of period                             $36.37           $34.80           $31.16           $26.97             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               926              N/A

JNL/T.Rowe Price Value Division(343)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.77           $11.32            $9.86             N/A
    End of period                             $15.58           $13.27           $12.77           $11.32             N/A
  Accumulation units outstanding
  at the end of period                         2,401            2,726            2,833            2,884             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.38           $12.43           $12.11             N/A              N/A
    End of period                             $13.39           $12.38           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,918            4,599           16,837             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(333)

  Accumulation unit value:
    Beginning of period                       $17.42           $17.34           $16.57           $16.21             N/A
    End of period                             $17.85           $17.42           $17.34           $16.57             N/A
  Accumulation units outstanding
  at the end of period                         2,466            2,511            8,961            7,691             N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(370)

  Accumulation unit value:
    Beginning of period                       $14.53           $14.50           $14.27           $14.43             N/A
    End of period                             $14.69           $14.53           $14.50           $14.27             N/A
  Accumulation units outstanding
  at the end of period                         6,032            6,032              -              5,255             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1169)

  Accumulation unit value:
    Beginning of period                       $14.48             N/A              N/A              N/A              N/A
    End of period                             $15.40             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,060             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(357)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.65           $11.14            $9.45             N/A
    End of period                             $13.85           $12.36           $11.65           $11.14             N/A
  Accumulation units outstanding
  at the end of period                         2,225            2,362            2,362              -               N/A

JNL/Alger Growth Division(544)

  Accumulation unit value:
    Beginning of period                       $17.90           $16.29           $15.84             N/A              N/A
    End of period                             $18.39           $17.90           $16.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          694              698              848              N/A              N/A

JNL/Alliance Capital Growth Division(406)

  Accumulation unit value:
    Beginning of period                         N/A             $9.43            $9.07            $8.67             N/A
    End of period                               N/A             $8.56            $9.43            $9.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $16.34           $16.15           $15.52           $14.34             N/A
    End of period                             $17.97           $16.34           $16.15           $15.52             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Eagle SmallCap Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $18.46           $18.39           $15.82           $15.01             N/A
    End of period                             $21.69           $18.46           $18.39           $15.82             N/A
  Accumulation units outstanding
  at the end of period                         1,821            1,930            1,930              -               N/A

JNL/FMR Balanced Division(411)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.85            $9.19            $8.74             N/A
    End of period                             $11.51           $10.61            $9.85            $9.19             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(377)

  Accumulation unit value:
    Beginning of period                       $13.59           $12.54           $11.01            $9.46             N/A
    End of period                             $16.30           $13.59           $12.54           $11.01             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/JPMorgan International Value
Division(441)

  Accumulation unit value:
    Beginning of period                       $11.54            $9.94            $8.29            $7.45             N/A
    End of period                             $14.91           $11.54            $9.94            $8.29             N/A
  Accumulation units outstanding
  at the end of period                         4,269            4,399            1,557              -               N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(357)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.38           $13.42           $11.60             N/A
    End of period                             $19.56           $17.45           $16.38           $13.42             N/A
  Accumulation units outstanding
  at the end of period                         2,212            2,344            2,344              -               N/A

JNL/Lazard Small Cap Value Division(406)

  Accumulation unit value:
    Beginning of period                       $14.24           $13.90           $12.31           $11.34             N/A
    End of period                             $16.28           $14.24           $13.90           $12.31             N/A
  Accumulation units outstanding
  at the end of period                         1,151            1,160            1,543              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.54             N/A              N/A              N/A              N/A
    End of period                             $12.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,362             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                       $15.00           $15.81           $13.24           $10.23             N/A
    End of period                             $15.81           $15.00           $15.81           $13.24             N/A
  Accumulation units outstanding
  at the end of period                           -             18,881           15,442              -               N/A

JNL/MCM Bond Index Division(882)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.85             N/A              N/A              N/A
    End of period                             $10.99           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,055              -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                       $12.76           $13.82           $13.71           $11.30             N/A
    End of period                             $16.17           $12.76           $13.82           $13.71             N/A
  Accumulation units outstanding
  at the end of period                        16,840           22,804           18,274              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(544)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.98            $7.29             N/A              N/A
    End of period                              $9.31            $8.14            $7.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,963            1,979            2,636             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                       $16.47           $15.28           $12.27           $10.06             N/A
    End of period                             $22.55           $16.47           $15.28           $12.27             N/A
  Accumulation units outstanding
  at the end of period                        12,891           18,162           16,272              -               N/A

JNL/MCM Healthcare Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.37            $9.61             N/A              N/A
    End of period                             $11.36           $10.92           $10.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,288            5,530            4,570             N/A              N/A

JNL/MCM International Index Division(544)

  Accumulation unit value:
    Beginning of period                       $14.75           $13.30           $11.56             N/A              N/A
    End of period                             $18.13           $14.75           $13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,380            1,109            1,325             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(807)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.79             N/A              N/A              N/A
    End of period                             $13.72           $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,306            1,308             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                       $17.34           $12.91           $11.19           $10.16             N/A
    End of period                             $17.74           $17.34           $12.91           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        13,406           16,701           15,540              -               N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(544)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.58           $11.30             N/A              N/A
    End of period                             $14.80           $13.79           $12.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,873            5,721            5,572             N/A              N/A

JNL/MCM S&P 500 Index Division(406)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.28            $9.54            $8.81             N/A
    End of period                             $11.83           $10.50           $10.28            $9.54             N/A
  Accumulation units outstanding
  at the end of period                         5,128            3,365            5,653              -               N/A

JNL/MCM Select Small-Cap Division
(NY)(336)

  Accumulation unit value:
    Beginning of period                       $18.26           $17.15           $15.62           $12.12             N/A
    End of period                             $19.87           $18.26           $17.15           $15.62             N/A
  Accumulation units outstanding
  at the end of period                           -             18,852           17,132              -               N/A

JNL/MCM Small Cap Index Division(547)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.89           $11.82             N/A              N/A
    End of period                             $15.12           $13.15           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,646             337              556              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(938)

  Accumulation unit value:
    Beginning of period                       $15.44           $14.11             N/A              N/A              N/A
    End of period                             $14.89           $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,018            2,631             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(544)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.03            $9.70             N/A              N/A
    End of period                             $14.06           $12.28           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,127            1,134            1,382             N/A              N/A

JNL/Oppenheimer Growth Division(1204)

  Accumulation unit value:
    Beginning of period                        $8.76             N/A              N/A              N/A              N/A
    End of period                              $8.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(377)

  Accumulation unit value:
    Beginning of period                       $13.29           $13.27           $12.98           $12.78             N/A
    End of period                             $13.46           $13.29           $13.27           $12.98             N/A
  Accumulation units outstanding
  at the end of period                           -                -               180               -               N/A

JNL/PPM America High Yield Bond
Division(357)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.53           $13.78             N/A
    End of period                               N/A              N/A            $14.94           $14.53             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(1064)

  Accumulation unit value:
    Beginning of period                        $8.87             N/A              N/A              N/A              N/A
    End of period                              $8.31             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(465)

  Accumulation unit value:
    Beginning of period                       $18.94           $18.44           $17.17           $16.42             N/A
    End of period                             $20.95           $18.94           $18.44           $17.17             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/S&P Core Index 100 Division(663)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.27             N/A              N/A
    End of period                               N/A              N/A            $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(389)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.85            $8.74             N/A
    End of period                               N/A              N/A             $9.98            $9.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Managed Aggressive Growth
Division(377)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.05           $10.94            $9.89             N/A
    End of period                             $14.48           $12.80           $12.05           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        30,293           30,303           31,198              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(946)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.28             N/A              N/A              N/A
    End of period                             $11.04           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,424           11,802             N/A              N/A              N/A

JNL/S&P Managed Growth Division(377)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.27           $11.26           $10.33             N/A
    End of period                             $14.42           $12.91           $12.27           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         7,691            8,054            8,433              -               N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(377)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.99           $11.18           $10.41             N/A
    End of period                             $13.71           $12.48           $11.99           $11.18             N/A
  Accumulation units outstanding
  at the end of period                          976              981             1,197              -               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(377)

  Accumulation unit value:
    Beginning of period                       $22.08           $21.42           $19.74           $18.06             N/A
    End of period                             $24.56           $22.08           $21.42           $19.74             N/A
  Accumulation units outstanding
  at the end of period                         1,300            1,303            1,424              -               N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(544)

  Accumulation unit value:
    Beginning of period                       $24.89           $24.29           $22.94             N/A              N/A
    End of period                             $25.48           $24.89           $24.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          476              479              582              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(406)

  Accumulation unit value:
    Beginning of period                       $17.12           $16.17           $14.39           $12.90             N/A
    End of period                             $20.26           $17.12           $16.17           $14.39             N/A
  Accumulation units outstanding
  at the end of period                         3,560            3,732            3,898              -               N/A

JNL/T.Rowe Price Established Growth
Division(544)

  Accumulation unit value:
    Beginning of period                       $24.91           $23.99           $22.21             N/A              N/A
    End of period                             $27.72           $24.91           $23.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          493              495              603              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(406)

  Accumulation unit value:
    Beginning of period                       $34.78           $31.14           $26.96           $25.21             N/A
    End of period                             $36.35           $34.78           $31.14           $26.96             N/A
  Accumulation units outstanding
  at the end of period                         2,252            2,368            2,456              -               N/A

JNL/T.Rowe Price Value Division(544)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.76           $11.23             N/A              N/A
    End of period                             $15.58           $13.26           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          966              972             1,185             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.37           $12.43           $12.10             N/A              N/A
    End of period                             $13.38           $12.37           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,574            5,792            5,109             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(634)

  Accumulation unit value:
    Beginning of period                       $17.41           $17.33           $16.55             N/A              N/A
    End of period                             $17.84           $17.41           $17.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          761             1,471            2,682             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(406)

  Accumulation unit value:
    Beginning of period                       $14.52           $14.50           $14.26           $14.07             N/A
    End of period                             $14.68           $14.52           $14.50           $14.26             N/A
  Accumulation units outstanding
  at the end of period                          907             1,757            3,126              -               N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.16%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(726)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.92           $10.89             N/A              N/A
    End of period                             $12.10           $11.46           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,155            1,427             909              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(909)

  Accumulation unit value:
    Beginning of period                       $11.53           $11.31             N/A              N/A              N/A
    End of period                             $15.39           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,896            3,092             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(728)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.64           $11.44             N/A              N/A
    End of period                             $13.84           $12.35           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,832             116              301              N/A              N/A

JNL/Alger Growth Division(747)

  Accumulation unit value:
    Beginning of period                       $17.86           $15.97             N/A              N/A              N/A
    End of period                             $18.35           $17.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          415              63               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(747)

  Accumulation unit value:
    Beginning of period                       $16.33           $15.79             N/A              N/A              N/A
    End of period                             $17.95           $16.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,682             910              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(726)

  Accumulation unit value:
    Beginning of period                       $18.44           $18.38           $17.91             N/A              N/A
    End of period                             $21.67           $18.44           $18.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,905             767              70               N/A              N/A

JNL/FMR Balanced Division(747)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.66             N/A              N/A              N/A
    End of period                             $11.48           $10.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,252            4,122             N/A              N/A              N/A

JNL/FMR MidCap Equity Division(1006)

  Accumulation unit value:
    Beginning of period                       $21.26             N/A              N/A              N/A              N/A
    End of period                             $22.25             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,192             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,451             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(942)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.26             N/A              N/A              N/A
    End of period                             $12.53           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,647            1,113             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(879)

  Accumulation unit value:
    Beginning of period                       $11.23           $11.12             N/A              N/A              N/A
    End of period                             $12.72           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,149            2,370             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(728)

  Accumulation unit value:
    Beginning of period                       $13.57           $12.53           $12.05             N/A              N/A
    End of period                             $16.28           $13.57           $12.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,348            3,105             714              N/A              N/A

JNL/JPMorgan International Value
Division(771)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.10             N/A              N/A              N/A
    End of period                             $14.89           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,116            8,359             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,213             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(726)

  Accumulation unit value:
    Beginning of period                       $17.43           $16.37           $16.19             N/A              N/A
    End of period                             $19.54           $17.43           $16.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,528            4,876             652              N/A              N/A

JNL/Lazard Small Cap Value Division(726)

  Accumulation unit value:
    Beginning of period                       $14.23           $13.89           $13.78             N/A              N/A
    End of period                             $16.27           $14.23           $13.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,862            1,699             91               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.54             N/A              N/A              N/A              N/A
    End of period                             $12.02             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,047             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                       $14.99           $15.80           $15.54             N/A              N/A
    End of period                             $15.80           $14.99           $15.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             26,763             268              N/A              N/A

JNL/MCM Bond Index Division(782)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.82             N/A              N/A              N/A
    End of period                             $10.99           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,416            3,379             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(909)

  Accumulation unit value:
    Beginning of period                        $4.33            $4.32             N/A              N/A              N/A
    End of period                              $5.76            $4.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,897            4,394             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(876)

  Accumulation unit value:
    Beginning of period                       $10.00           $10.41             N/A              N/A              N/A
    End of period                             $11.10           $10.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,337            1,274             N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                       $12.75           $13.82           $13.56             N/A              N/A
    End of period                             $16.16           $12.75           $13.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,585           32,764             307              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,068             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(773)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.90             N/A              N/A              N/A
    End of period                              $9.30            $8.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,428             127              N/A              N/A              N/A

JNL/MCM Financial Sector Division(876)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.65             N/A              N/A              N/A
    End of period                             $14.06           $12.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,578             634              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                       $16.46           $15.27           $15.14             N/A              N/A
    End of period                             $22.54           $16.46           $15.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,781           16,493             275              N/A              N/A

JNL/MCM Healthcare Sector Division(807)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.52             N/A              N/A              N/A
    End of period                             $11.35           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,321            9,990             N/A              N/A              N/A

JNL/MCM International Index Division(948)

  Accumulation unit value:
    Beginning of period                       $14.74           $13.95             N/A              N/A              N/A
    End of period                             $18.12           $14.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,550            1,492             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89           $10.53             N/A              N/A
    End of period                             $13.71           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        201,679          64,965            1,180             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1156)

  Accumulation unit value:
    Beginning of period                        $9.87             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          154              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(876)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.50             N/A              N/A              N/A
    End of period                             $10.74           $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,991            2,847             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(719)

  Accumulation unit value:
    Beginning of period                       $22.39           $16.73           $16.44             N/A              N/A
    End of period                             $26.47           $22.39           $16.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,868            6,039             141              N/A              N/A

JNL/MCM S&P 10 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                       $17.33           $12.91           $12.56             N/A              N/A
    End of period                             $17.73           $17.33           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,853           17,340             331              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(747)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.13             N/A              N/A              N/A
    End of period                             $14.80           $13.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,244            2,306             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(726)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.28           $10.23             N/A              N/A
    End of period                             $11.82           $10.50           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,743           13,147             367              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(724)

  Accumulation unit value:
    Beginning of period                       $18.25           $17.15           $16.52             N/A              N/A
    End of period                             $19.86           $18.25           $17.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             14,857             252              N/A              N/A

JNL/MCM Small Cap Index Division(782)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.59             N/A              N/A              N/A
    End of period                             $15.12           $13.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,091            1,546             N/A              N/A              N/A

JNL/MCM Technology Sector Division(909)

  Accumulation unit value:
    Beginning of period                        $5.52            $5.48             N/A              N/A              N/A
    End of period                              $5.91            $5.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,575            3,270             N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(722)

  Accumulation unit value:
    Beginning of period                       $15.44           $11.35           $11.03             N/A              N/A
    End of period                             $14.88           $15.44           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,954           65,416            1,878             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06           $10.78             N/A              N/A
    End of period                             $13.04           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,209           10,755            1,078             N/A              N/A

JNL/Oppenheimer Global Growth
Division(719)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.02           $10.86             N/A              N/A
    End of period                             $14.05           $12.27           $11.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,693           10,741            1,213             N/A              N/A

JNL/Oppenheimer Growth Division(801)

  Accumulation unit value:
    Beginning of period                        $8.52            $7.49             N/A              N/A              N/A
    End of period                              $8.75            $8.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,100             401              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(747)

  Accumulation unit value:
    Beginning of period                       $13.28           $13.26             N/A              N/A              N/A
    End of period                             $13.44           $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,098           11,996             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(726)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.31            $7.28             N/A              N/A
    End of period                              $8.30            $8.02            $7.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,141            2,749             257              N/A              N/A

JNL/Putnam Value Equity Division(747)

  Accumulation unit value:
    Beginning of period                       $18.89           $18.08             N/A              N/A              N/A
    End of period                             $20.90           $18.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,234             57               N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(719)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.05           $11.81             N/A              N/A
    End of period                             $14.47           $12.79           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,597           16,148             14               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.26             N/A              N/A              N/A
    End of period                             $11.03           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,105           17,227             N/A              N/A              N/A

JNL/S&P Managed Growth Division(1185)

  Accumulation unit value:
    Beginning of period                       $13.97             N/A              N/A              N/A              N/A
    End of period                             $14.41             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,147             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(759)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.39             N/A              N/A              N/A
    End of period                             $11.64           $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,891           13,048             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(782)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.98             N/A              N/A              N/A
    End of period                             $13.69           $12.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,697           52,133             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division(1156)

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          454              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(747)

  Accumulation unit value:
    Beginning of period                       $22.03           $21.06             N/A              N/A              N/A
    End of period                             $24.50           $22.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,584            2,301             N/A              N/A              N/A

JNL/Select Global Growth Division(773)

  Accumulation unit value:
    Beginning of period                       $21.51           $20.63             N/A              N/A              N/A
    End of period                             $23.85           $21.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          979             1,021             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(801)

  Accumulation unit value:
    Beginning of period                       $24.86           $22.43             N/A              N/A              N/A
    End of period                             $25.45           $24.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,190             237              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(692)

  Accumulation unit value:
    Beginning of period                       $11.43           $11.37           $11.38             N/A              N/A
    End of period                             $11.69           $11.43           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,961            9,136            9,136             N/A              N/A

JNL/Select Value Division(747)

  Accumulation unit value:
    Beginning of period                       $17.10           $15.86             N/A              N/A              N/A
    End of period                             $20.23           $17.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,382             896              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(747)

  Accumulation unit value:
    Beginning of period                       $24.89           $23.35             N/A              N/A              N/A
    End of period                             $27.70           $24.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,084            3,265             N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(728)

  Accumulation unit value:
    Beginning of period                       $34.74           $31.11           $30.61             N/A              N/A
    End of period                             $36.31           $34.74           $31.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,988            3,212             169              N/A              N/A

JNL/T.Rowe Price Value Division(747)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.42             N/A              N/A              N/A
    End of period                             $15.58           $13.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,839            4,077             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(719)

  Accumulation unit value:
    Beginning of period                       $12.35           $12.41           $12.33             N/A              N/A
    End of period                             $13.36           $12.35           $12.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,145            4,201             744              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(719)

  Accumulation unit value:
    Beginning of period                       $17.39           $17.31           $17.21             N/A              N/A
    End of period                             $17.81           $17.39           $17.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,356            5,407             501              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(728)

  Accumulation unit value:
    Beginning of period                       $14.51           $14.48           $14.48             N/A              N/A
    End of period                             $14.66           $14.51           $14.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,811            4,847             356              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.17%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(712)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.91           $10.67             N/A              N/A
    End of period                             $12.09           $11.45           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,566            2,228            1,135             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(956)

  Accumulation unit value:
    Beginning of period                       $11.53           $11.18             N/A              N/A              N/A
    End of period                             $15.39           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          898              420              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(739)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.19             N/A              N/A              N/A
    End of period                             $13.84           $12.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,118           11,306             N/A              N/A              N/A

JNL/Alger Growth Division(940)

  Accumulation unit value:
    Beginning of period                       $17.86           $16.81             N/A              N/A              N/A
    End of period                             $18.35           $17.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          202              31               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(773)

  Accumulation unit value:
    Beginning of period                       $16.31           $15.77             N/A              N/A              N/A
    End of period                             $17.93           $16.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,075             793              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(759)

  Accumulation unit value:
    Beginning of period                       $18.42           $17.86             N/A              N/A              N/A
    End of period                             $21.65           $18.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          82               617              N/A              N/A              N/A

JNL/FMR Balanced Division(712)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.83            $9.62             N/A              N/A
    End of period                             $11.49           $10.59            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,970           15,165            2,518             N/A              N/A

JNL/FMR MidCap Equity Division(940)

  Accumulation unit value:
    Beginning of period                       $20.28           $19.01             N/A              N/A              N/A
    End of period                             $22.24           $20.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          320              249              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1193)

  Accumulation unit value:
    Beginning of period                       $10.64             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,471             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(921)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.67             N/A              N/A              N/A
    End of period                             $12.52           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          645              651              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(969)

  Accumulation unit value:
    Beginning of period                       $11.24           $11.18             N/A              N/A              N/A
    End of period                             $12.75           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          25                2               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1184)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,159             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(739)

  Accumulation unit value:
    Beginning of period                       $13.56           $12.26             N/A              N/A              N/A
    End of period                             $16.26           $13.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,686            5,137             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(759)

  Accumulation unit value:
    Beginning of period                       $11.52            $9.84             N/A              N/A              N/A
    End of period                             $14.88           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,257            5,676             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.48             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          398              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(773)

  Accumulation unit value:
    Beginning of period                       $17.42           $16.04             N/A              N/A              N/A
    End of period                             $19.53           $17.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,794            2,887             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(773)

  Accumulation unit value:
    Beginning of period                       $14.22           $13.52             N/A              N/A              N/A
    End of period                             $16.25           $14.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,129            2,149             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.53             N/A              N/A              N/A              N/A
    End of period                             $12.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,381             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(719)

  Accumulation unit value:
    Beginning of period                       $14.99           $15.80           $15.41             N/A              N/A
    End of period                             $15.79           $14.99           $15.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             20,381            2,351             N/A              N/A

JNL/MCM Bond Index Division(774)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.86             N/A              N/A              N/A
    End of period                             $10.98           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,118            5,293             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1182)

  Accumulation unit value:
    Beginning of period                        $5.56             N/A              N/A              N/A              N/A
    End of period                              $5.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          835              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(712)

  Accumulation unit value:
    Beginning of period                        $9.99           $10.46           $10.16             N/A              N/A
    End of period                             $11.09            $9.99           $10.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          768              809              795              N/A              N/A

JNL/MCM Dow 10 Division (NY)(790)

  Accumulation unit value:
    Beginning of period                       $12.75           $13.09             N/A              N/A              N/A
    End of period                             $16.16           $12.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,043            6,736             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1079)

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,817             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(820)

  Accumulation unit value:
    Beginning of period                        $8.13            $7.64             N/A              N/A              N/A
    End of period                              $9.30            $8.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,290            3,459             N/A              N/A              N/A

JNL/MCM Financial Sector Division(712)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.65           $11.26             N/A              N/A
    End of period                             $14.05           $12.10           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,761            1,825             717              N/A              N/A

JNL/MCM Global 15 Division (NY)(719)

  Accumulation unit value:
    Beginning of period                       $16.45           $15.27           $15.23             N/A              N/A
    End of period                             $22.53           $16.45           $15.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,881           12,695            2,409             N/A              N/A

JNL/MCM Healthcare Sector Division(712)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.36            $9.73             N/A              N/A
    End of period                             $11.34           $10.91           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,972            5,356            1,243             N/A              N/A

JNL/MCM International Index Division(774)

  Accumulation unit value:
    Beginning of period                       $14.74           $13.37             N/A              N/A              N/A
    End of period                             $18.11           $14.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,387            6,505             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89            $9.78             N/A              N/A
    End of period                             $13.71           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        139,709          112,469          24,064             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1155)

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          419              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(757)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.00             N/A              N/A              N/A
    End of period                             $10.74           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          390              391              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(712)

  Accumulation unit value:
    Beginning of period                       $22.38           $16.72           $17.15             N/A              N/A
    End of period                             $26.45           $22.38           $16.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,365            4,993             235              N/A              N/A

JNL/MCM S&P 10 Division (NY)(757)

  Accumulation unit value:
    Beginning of period                       $17.33           $12.95             N/A              N/A              N/A
    End of period                             $17.73           $17.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,259           18,034             N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)(1193)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,592             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(774)

  Accumulation unit value:
    Beginning of period                       $13.78           $12.52             N/A              N/A              N/A
    End of period                             $14.79           $13.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,599            4,648             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(774)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.16             N/A              N/A              N/A
    End of period                             $11.82           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,645           17,265             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(719)

  Accumulation unit value:
    Beginning of period                       $18.24           $17.15           $16.45             N/A              N/A
    End of period                             $19.86           $18.24           $17.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,301             816              N/A              N/A

JNL/MCM Small Cap Index Division(774)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.38             N/A              N/A              N/A
    End of period                             $15.11           $13.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,670            7,945             N/A              N/A              N/A

JNL/MCM Technology Sector Division(712)

  Accumulation unit value:
    Beginning of period                        $5.52            $5.50            $5.41             N/A              N/A
    End of period                              $5.90            $5.52            $5.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,420            2,094             747              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(719)

  Accumulation unit value:
    Beginning of period                       $15.44           $11.35           $10.95             N/A              N/A
    End of period                             $14.88           $15.44           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,102           33,603            3,004             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.42             N/A              N/A              N/A
    End of period                             $13.04           $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,797            1,472             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(712)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.02           $10.54             N/A              N/A
    End of period                             $14.04           $12.27           $11.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,111            1,860             765              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(773)

  Accumulation unit value:
    Beginning of period                       $13.27           $13.25             N/A              N/A              N/A
    End of period                             $13.43           $13.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,298            8,195             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(956)

  Accumulation unit value:
    Beginning of period                       $19.95           $19.79             N/A              N/A              N/A
    End of period                             $22.21           $19.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,464             235              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(1184)

  Accumulation unit value:
    Beginning of period                       $20.32             N/A              N/A              N/A              N/A
    End of period                             $20.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,076             N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(697)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.04           $11.26             N/A              N/A
    End of period                             $14.45           $12.78           $12.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,806           50,930           13,029             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(853)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.35             N/A              N/A              N/A
    End of period                             $11.03           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,147            5,593             N/A              N/A              N/A

JNL/S&P Managed Growth Division(691)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.26           $11.28             N/A              N/A
    End of period                             $14.40           $12.89           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        131,266          122,594           9,987             N/A              N/A

JNL/S&P Managed Moderate Division(738)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.43             N/A              N/A              N/A
    End of period                             $11.64           $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,870           31,948             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(699)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.97           $11.51             N/A              N/A
    End of period                             $13.68           $12.46           $11.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        255,166          238,505           7,505             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(897)

  Accumulation unit value:
    Beginning of period                       $22.03           $21.64             N/A              N/A              N/A
    End of period                             $24.50           $22.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,910             899              N/A              N/A              N/A

JNL/Select Global Growth Division(905)

  Accumulation unit value:
    Beginning of period                       $21.49           $20.89             N/A              N/A              N/A
    End of period                             $23.83           $21.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,782            2,724             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(739)

  Accumulation unit value:
    Beginning of period                       $24.83           $23.63             N/A              N/A              N/A
    End of period                             $25.42           $24.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,507             486              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(733)

  Accumulation unit value:
    Beginning of period                       $11.42           $11.36           $11.36             N/A              N/A
    End of period                             $11.68           $11.42           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,596           22,608           13,776             N/A              N/A

JNL/Select Value Division(759)

  Accumulation unit value:
    Beginning of period                       $17.10           $16.04             N/A              N/A              N/A
    End of period                             $20.24           $17.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,060            2,252             N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(940)

  Accumulation unit value:
    Beginning of period                       $24.86           $23.48             N/A              N/A              N/A
    End of period                             $27.66           $24.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,698             709              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(739)

  Accumulation unit value:
    Beginning of period                       $34.70           $30.00             N/A              N/A              N/A
    End of period                             $36.27           $34.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,991            4,042             N/A              N/A              N/A

JNL/T.Rowe Price Value Division(820)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.32             N/A              N/A              N/A
    End of period                             $15.56           $13.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,659            1,482             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(773)

  Accumulation unit value:
    Beginning of period                       $12.34           $12.47             N/A              N/A              N/A
    End of period                             $13.35           $12.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,740            6,524             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(773)

  Accumulation unit value:
    Beginning of period                       $17.37           $17.35             N/A              N/A              N/A
    End of period                             $17.79           $17.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,800           12,762             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(791)

  Accumulation unit value:
    Beginning of period                       $14.49           $14.35             N/A              N/A              N/A
    End of period                             $14.64           $14.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,713            1,661             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.195%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(481)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.91           $10.14            $9.98             N/A
    End of period                             $12.08           $11.44           $10.91           $10.14             N/A
  Accumulation units outstanding
  at the end of period                          72               242              209              102              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(451)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.64           $11.13           $10.91             N/A
    End of period                             $13.82           $12.34           $11.64           $11.13             N/A
  Accumulation units outstanding
  at the end of period                          299              168              42                -               N/A

JNL/Alger Growth Division(481)

  Accumulation unit value:
    Beginning of period                       $17.82           $16.22           $15.79           $15.55             N/A
    End of period                             $18.30           $17.82           $16.22           $15.79             N/A
  Accumulation units outstanding
  at the end of period                           -               127              128              66               N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(481)

  Accumulation unit value:
    Beginning of period                       $16.27           $16.09           $15.47           $15.28             N/A
    End of period                             $17.89           $16.27           $16.09           $15.47             N/A
  Accumulation units outstanding
  at the end of period                           -               261              262              133              N/A

JNL/Eagle SmallCap Equity Division(697)

  Accumulation unit value:
    Beginning of period                       $18.64           $18.38           $16.80             N/A              N/A
    End of period                             $21.99           $18.64           $18.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                3                3               N/A              N/A

JNL/FMR Balanced Division(481)

  Accumulation unit value:
    Beginning of period                       $10.58            $9.82            $9.18            $9.10             N/A
    End of period                             $11.47           $10.58            $9.82            $9.18             N/A
  Accumulation units outstanding
  at the end of period                           -              4,228             221              112              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1123)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,309             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1112)

  Accumulation unit value:
    Beginning of period                       $11.28             N/A              N/A              N/A              N/A
    End of period                             $12.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(681)

  Accumulation unit value:
    Beginning of period                       $11.50            $9.92            $8.83             N/A              N/A
    End of period                             $14.84           $11.50            $9.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          72               47               10               N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(481)

  Accumulation unit value:
    Beginning of period                       $17.38           $16.33           $13.38           $13.24             N/A
    End of period                             $19.48           $17.38           $16.33           $13.38             N/A
  Accumulation units outstanding
  at the end of period                          321              434              427              46               N/A

JNL/Lazard Small Cap Value Division(481)

  Accumulation unit value:
    Beginning of period                       $14.19           $13.86           $12.28           $12.20             N/A
    End of period                             $16.22           $14.19           $13.86           $12.28             N/A
  Accumulation units outstanding
  at the end of period                          331              514              517              67               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(451)

  Accumulation unit value:
    Beginning of period                       $14.98           $15.79           $13.23           $11.87             N/A
    End of period                             $15.78           $14.98           $15.79           $13.23             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              2,047             N/A

JNL/MCM Bond Index Division(585)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.86           $10.49             N/A              N/A
    End of period                             $10.97           $10.82           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,638            6,828            7,912             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(514)

  Accumulation unit value:
    Beginning of period                        $9.98           $10.45            $9.94             N/A              N/A
    End of period                             $11.08            $9.98           $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          224              233              243              N/A              N/A

JNL/MCM Dow 10 Division (NY)(449)

  Accumulation unit value:
    Beginning of period                       $12.74           $13.81           $13.67           $12.37             N/A
    End of period                             $16.14           $12.74           $13.81           $13.67             N/A
  Accumulation units outstanding
  at the end of period                          98               58               16              4,770             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1160)

  Accumulation unit value:
    Beginning of period                       $10.82             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(477)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.96            $7.31            $7.09             N/A
    End of period                              $9.28            $8.12            $7.96            $7.31             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/MCM Financial Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.64           $11.10             N/A              N/A
    End of period                             $14.03           $12.08           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          200              209              217              N/A              N/A

JNL/MCM Global 15 Division (NY)(449)

  Accumulation unit value:
    Beginning of period                       $16.59           $15.40           $12.37           $11.92             N/A
    End of period                             $22.72           $16.59           $15.40           $12.37             N/A
  Accumulation units outstanding
  at the end of period                         1,848            4,888            1,583              1               N/A

JNL/MCM Healthcare Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.35           $10.78             N/A              N/A
    End of period                             $11.32           $10.89           $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          309              322              335              N/A              N/A

JNL/MCM International Index Division(585)

  Accumulation unit value:
    Beginning of period                       $14.73           $13.28           $11.19             N/A              N/A
    End of period                             $18.09           $14.73           $13.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,084            9,550            9,026             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89           $10.53             N/A              N/A
    End of period                             $13.70           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,591            3,189            3,908             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $22.35           $16.70           $13.39             N/A              N/A
    End of period                             $26.41           $22.35           $16.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          166             1,181             180              N/A              N/A

JNL/MCM S&P 10 Division (NY)(451)

  Accumulation unit value:
    Beginning of period                       $17.31           $12.90           $11.18           $10.25             N/A
    End of period                             $17.71           $17.31           $12.90           $11.18             N/A
  Accumulation units outstanding
  at the end of period                           -              3,881             109              56               N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(585)

  Accumulation unit value:
    Beginning of period                       $13.76           $12.56           $10.99             N/A              N/A
    End of period                             $14.77           $13.76           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,403            8,887            6,686             N/A              N/A

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.35            $9.61            $9.08             N/A
    End of period                             $11.90           $10.57           $10.35            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        14,035           13,418           10,933            5,505             N/A

JNL/MCM Select Small-Cap Division
(NY)(451)

  Accumulation unit value:
    Beginning of period                       $18.23           $17.13           $15.61           $15.27             N/A
    End of period                             $19.84           $18.23           $17.13           $15.61             N/A
  Accumulation units outstanding
  at the end of period                           -               75               78                -               N/A

JNL/MCM Small Cap Index Division(585)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.88           $11.03             N/A              N/A
    End of period                             $15.09           $13.13           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,468            8,952            6,699             N/A              N/A

JNL/MCM Technology Sector Division(514)

  Accumulation unit value:
    Beginning of period                        $5.51            $5.50            $5.79             N/A              N/A
    End of period                              $5.89            $5.51            $5.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          384              400              416              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.35           $10.31             N/A              N/A
    End of period                             $14.87           $15.43           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             14,830            9,335             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(842)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.12             N/A              N/A              N/A
    End of period                             $13.03           $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              9,315             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(481)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.01            $9.54            $9.29             N/A
    End of period                             $14.02           $12.25           $11.01            $9.54             N/A
  Accumulation units outstanding
  at the end of period                         1,381            1,686            1,710             110              N/A

JNL/Oppenheimer Growth Division(689)

  Accumulation unit value:
    Beginning of period                        $8.51            $7.97            $7.27             N/A              N/A
    End of period                              $8.73            $8.51            $7.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          351              193              55               N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(448)

  Accumulation unit value:
    Beginning of period                       $13.24           $13.23           $12.95           $12.81             N/A
    End of period                             $13.40           $13.24           $13.23           $12.95             N/A
  Accumulation units outstanding
  at the end of period                         3,781            3,573            1,689            1,911             N/A

JNL/PPM America High Yield Bond
Division(481)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.47           $14.45             N/A
    End of period                               N/A              N/A            $14.88           $14.47             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               71               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(689)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.30            $6.44             N/A              N/A
    End of period                              $8.28            $8.01            $7.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          373              202              54               N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(481)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13           $10.03             N/A
    End of period                               N/A              N/A            $10.26           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               102              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05            $9.52             N/A
    End of period                               N/A              N/A            $10.21           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               685              N/A

JNL/S&P Equity Growth Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.83            $9.29             N/A
    End of period                               N/A              N/A             $9.96            $9.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,648             N/A

JNL/S&P Managed Aggressive Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $12.75           $12.02           $10.91           $10.37             N/A
    End of period                             $14.42           $12.75           $12.02           $10.91             N/A
  Accumulation units outstanding
  at the end of period                        22,079           23,937              -               629              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.30            $9.94             N/A              N/A
    End of period                             $11.02           $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Growth Division(449)

  Accumulation unit value:
    Beginning of period                       $12.65           $12.04           $11.04           $10.80             N/A
    End of period                             $14.13           $12.65           $12.04           $11.04             N/A
  Accumulation units outstanding
  at the end of period                         3,218            3,364            3,805            3,990             N/A

JNL/S&P Managed Moderate Division(1085)

  Accumulation unit value:
    Beginning of period                       $10.90             N/A              N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.95           $11.15           $10.77             N/A
    End of period                             $13.65           $12.44           $11.95           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         1,935            1,951            2,204            2,071             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(462)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.52           $10.04             N/A
    End of period                               N/A              N/A            $10.71           $10.52             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               654              N/A

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                       $21.97           $21.33           $19.66           $18.94             N/A
    End of period                             $24.43           $21.97           $21.33           $19.66             N/A
  Accumulation units outstanding
  at the end of period                         1,926            2,916            1,801             901              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(481)

  Accumulation unit value:
    Beginning of period                       $17.09           $16.15           $14.39           $14.18             N/A
    End of period                             $20.22           $17.09           $16.15           $14.39             N/A
  Accumulation units outstanding
  at the end of period                          407              605              608              72               N/A

JNL/T.Rowe Price Established Growth
Division(477)

  Accumulation unit value:
    Beginning of period                       $24.79           $23.89           $22.22           $21.46             N/A
    End of period                             $27.58           $24.79           $23.89           $22.22             N/A
  Accumulation units outstanding
  at the end of period                           -               145              146             1,866             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $34.61           $31.01           $26.85           $25.87             N/A
    End of period                             $36.16           $34.61           $31.01           $26.85             N/A
  Accumulation units outstanding
  at the end of period                           -               45               45               23               N/A

JNL/T.Rowe Price Value Division(477)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.74           $11.30           $10.88             N/A
    End of period                             $15.53           $13.23           $12.74           $11.30             N/A
  Accumulation units outstanding
  at the end of period                          521              915              920             2,551             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.33           $12.39           $12.07             N/A              N/A
    End of period                             $13.33           $12.33           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,491             172              173              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(481)

  Accumulation unit value:
    Beginning of period                       $17.32           $17.26           $16.50           $16.48             N/A
    End of period                             $17.74           $17.32           $17.26           $16.50             N/A
  Accumulation units outstanding
  at the end of period                         1,840             122              123              62               N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(539)

  Accumulation unit value:
    Beginning of period                       $14.45           $14.43           $14.54             N/A              N/A
    End of period                             $14.60           $14.45           $14.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,813            1,887            1,818             N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.20%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(1041)

  Accumulation unit value:
    Beginning of period                       $11.98             N/A              N/A              N/A              N/A
    End of period                             $12.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,883             N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.53           $11.23             N/A              N/A              N/A
    End of period                             $15.38           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,095             501              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(1041)

  Accumulation unit value:
    Beginning of period                       $13.70             N/A              N/A              N/A              N/A
    End of period                             $13.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,311             N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(1041)

  Accumulation unit value:
    Beginning of period                       $16.88             N/A              N/A              N/A              N/A
    End of period                             $17.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,945             N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(698)

  Accumulation unit value:
    Beginning of period                       $18.37           $18.31           $16.91             N/A              N/A
    End of period                             $21.58           $18.37           $18.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               201              170              N/A              N/A

JNL/FMR Balanced Division(862)

  Accumulation unit value:
    Beginning of period                       $10.58            $9.95             N/A              N/A              N/A
    End of period                             $11.46           $10.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,480            2,515             N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1041)

  Accumulation unit value:
    Beginning of period                       $12.16             N/A              N/A              N/A              N/A
    End of period                             $12.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,427             N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1041)

  Accumulation unit value:
    Beginning of period                       $11.89             N/A              N/A              N/A              N/A
    End of period                             $12.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,400             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1143)

  Accumulation unit value:
    Beginning of period                       $14.94             N/A              N/A              N/A              N/A
    End of period                             $16.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          402              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(698)

  Accumulation unit value:
    Beginning of period                       $11.49            $9.91            $9.22             N/A              N/A
    End of period                             $14.84           $11.49            $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,951             492              417              N/A              N/A

JNL/Lazard Emerging Markets Division(1143)

  Accumulation unit value:
    Beginning of period                        $9.11             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,046             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(780)

  Accumulation unit value:
    Beginning of period                       $17.38           $16.43             N/A              N/A              N/A
    End of period                             $19.48           $17.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,622            4,638             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                       $14.18           $13.81             N/A              N/A              N/A
    End of period                             $16.21           $14.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          609              606              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.51             N/A              N/A              N/A              N/A
    End of period                             $11.98             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,322             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                       $14.97           $15.79           $14.65             N/A              N/A
    End of period                             $15.78           $14.97           $15.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,897            1,897             N/A              N/A

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.85           $10.84             N/A              N/A
    End of period                             $10.97           $10.81           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,349           18,152            2,684             N/A              N/A

JNL/MCM Communications Sector
Division(1143)

  Accumulation unit value:
    Beginning of period                        $5.09             N/A              N/A              N/A              N/A
    End of period                              $5.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,280             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                       $12.74           $13.81           $12.72             N/A              N/A
    End of period                             $16.13           $12.74           $13.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,733            3,733            2,179             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1041)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,130             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1143)

  Accumulation unit value:
    Beginning of period                       $12.71             N/A              N/A              N/A              N/A
    End of period                             $14.02             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          531              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                       $16.44           $15.26           $13.91             N/A              N/A
    End of period                             $22.50           $16.44           $15.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,866            5,528            1,967             N/A              N/A

JNL/MCM Healthcare Sector Division(706)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.34            $9.84             N/A              N/A
    End of period                             $11.31           $10.88           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,254              -               174              N/A              N/A

JNL/MCM International Index Division(706)

  Accumulation unit value:
    Beginning of period                       $14.72           $13.28           $12.55             N/A              N/A
    End of period                             $18.09           $14.72           $13.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,656           18,937            2,936             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89           $10.35             N/A              N/A
    End of period                             $13.70           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,695           24,615             827              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.42             N/A              N/A              N/A
    End of period                             $10.73           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,406             320              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(706)

  Accumulation unit value:
    Beginning of period                       $22.34           $16.69           $16.03             N/A              N/A
    End of period                             $26.39           $22.34           $16.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,590            1,235             160              N/A              N/A

JNL/MCM S&P 10 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                       $17.31           $12.90           $11.42             N/A              N/A
    End of period                             $17.70           $17.31           $12.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,000            5,957            2,384             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(706)

  Accumulation unit value:
    Beginning of period                       $13.76           $12.56           $11.96             N/A              N/A
    End of period                             $14.77           $13.76           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,432           17,793            2,572             N/A              N/A

JNL/MCM S&P 500 Index Division(706)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.27            $9.98             N/A              N/A
    End of period                             $11.80           $10.48           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,119           25,236            5,433             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(695)

  Accumulation unit value:
    Beginning of period                       $18.23           $17.13           $15.15             N/A              N/A
    End of period                             $19.83           $18.23           $17.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,271            1,801             N/A              N/A

JNL/MCM Small Cap Index Division(706)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.87           $12.24             N/A              N/A
    End of period                             $15.09           $13.13           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,206           19,349            2,431             N/A              N/A

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                        $5.50            $5.29             N/A              N/A              N/A
    End of period                              $5.89            $5.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          630              630              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(698)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.35           $10.47             N/A              N/A
    End of period                             $14.87           $15.43           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,560           10,295             550              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06           $10.49             N/A              N/A
    End of period                             $13.03           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,242            1,242             816              N/A              N/A

JNL/Oppenheimer Global Growth
Division(789)

  Accumulation unit value:
    Beginning of period                       $12.25           $10.69             N/A              N/A              N/A
    End of period                             $14.02           $12.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,886            5,376             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(695)

  Accumulation unit value:
    Beginning of period                       $13.24           $13.22           $13.22             N/A              N/A
    End of period                             $13.40           $13.24           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,304            1,076             489              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(743)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.71             N/A              N/A              N/A
    End of period                             $14.41           $12.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          712              809              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(848)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.30             N/A              N/A              N/A
    End of period                             $11.02           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,264             819              N/A              N/A              N/A

JNL/S&P Managed Growth Division(703)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.23           $11.75             N/A              N/A
    End of period                             $14.36           $12.86           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,825           10,844            4,255             N/A              N/A

JNL/S&P Managed Moderate Division(762)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.43             N/A              N/A              N/A
    End of period                             $11.63           $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,241           17,586             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(766)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.86             N/A              N/A              N/A
    End of period                             $13.65           $12.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,398           20,692             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(780)

  Accumulation unit value:
    Beginning of period                       $21.96           $21.68             N/A              N/A              N/A
    End of period                             $24.42           $21.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          969              969              N/A              N/A              N/A

JNL/Select Global Growth Division(1143)

  Accumulation unit value:
    Beginning of period                       $21.82             N/A              N/A              N/A              N/A
    End of period                             $23.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          283              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(698)

  Accumulation unit value:
    Beginning of period                       $24.76           $24.18           $22.82             N/A              N/A
    End of period                             $25.33           $24.76           $24.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,529             305              126              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(695)

  Accumulation unit value:
    Beginning of period                       $11.38           $11.33           $11.34             N/A              N/A
    End of period                             $11.63           $11.38           $11.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          20               43                -               N/A              N/A

JNL/Select Value Division(698)

  Accumulation unit value:
    Beginning of period                       $17.09           $16.15           $15.49             N/A              N/A
    End of period                             $20.21           $17.09           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               147              124              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(797)

  Accumulation unit value:
    Beginning of period                       $24.78           $22.67             N/A              N/A              N/A
    End of period                             $27.56           $24.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,135            1,151             N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(695)

  Accumulation unit value:
    Beginning of period                       $34.59           $30.99           $28.48             N/A              N/A
    End of period                             $36.14           $34.59           $30.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,009            1,967             407              N/A              N/A

JNL/T.Rowe Price Value Division(780)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.91             N/A              N/A              N/A
    End of period                             $15.53           $13.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,725            4,434             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(817)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.96             N/A              N/A              N/A
    End of period                             $13.32           $12.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,284             366              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(817)

  Accumulation unit value:
    Beginning of period                       $17.31           $17.14             N/A              N/A              N/A
    End of period                             $17.73           $17.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          836              835              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(945)

  Accumulation unit value:
    Beginning of period                       $14.44           $14.28             N/A              N/A              N/A
    End of period                             $14.59           $14.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          15               34               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.21%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(704)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.90           $10.65             N/A              N/A
    End of period                             $12.06           $11.43           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.14             N/A              N/A              N/A
    End of period                             $15.38           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,682             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(704)

  Accumulation unit value:
    Beginning of period                       $17.79           $16.20           $15.66             N/A              N/A
    End of period                             $18.27           $17.79           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(704)

  Accumulation unit value:
    Beginning of period                       $16.25           $16.07           $15.57             N/A              N/A
    End of period                             $17.86           $16.25           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(828)

  Accumulation unit value:
    Beginning of period                       $10.57            $9.50             N/A              N/A              N/A
    End of period                             $11.46           $10.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,636            5,792             N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1123)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,303             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1115)

  Accumulation unit value:
    Beginning of period                       $11.32             N/A              N/A              N/A              N/A
    End of period                             $12.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          943              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(828)

  Accumulation unit value:
    Beginning of period                       $11.22            $9.98             N/A              N/A              N/A
    End of period                             $12.71           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(975)

  Accumulation unit value:
    Beginning of period                       $11.48           $11.47             N/A              N/A              N/A
    End of period                             $14.83           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          867               -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1073)

  Accumulation unit value:
    Beginning of period                        $9.18             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(1115)

  Accumulation unit value:
    Beginning of period                       $14.19             N/A              N/A              N/A              N/A
    End of period                             $16.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          753              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.50             N/A              N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,614             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                       $14.97           $15.78           $15.38             N/A              N/A
    End of period                             $15.77           $14.97           $15.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,250             326              N/A              N/A

JNL/MCM Bond Index Division(733)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.85           $10.82             N/A              N/A
    End of period                             $10.96           $10.81           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,975            4,062             769              N/A              N/A

JNL/MCM Communications Sector
Division(1024)

  Accumulation unit value:
    Beginning of period                        $4.79             N/A              N/A              N/A              N/A
    End of period                              $5.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                       $12.73           $13.80           $13.36             N/A              N/A
    End of period                             $16.13           $12.73           $13.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,255            1,549             376              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1024)

  Accumulation unit value:
    Beginning of period                       $12.46             N/A              N/A              N/A              N/A
    End of period                             $14.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                       $16.43           $15.25           $14.95             N/A              N/A
    End of period                             $22.49           $16.43           $15.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,774            2,966             882              N/A              N/A

JNL/MCM Healthcare Sector Division(723)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.33           $10.05             N/A              N/A
    End of period                             $11.31           $10.88           $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,968            1,356             375              N/A              N/A

JNL/MCM International Index Division(723)

  Accumulation unit value:
    Beginning of period                       $14.72           $13.28           $12.62             N/A              N/A
    End of period                             $18.08           $14.72           $13.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,424           20,370            1,490             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(733)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89           $10.81             N/A              N/A
    End of period                             $13.70           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,375           18,423             770              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(723)

  Accumulation unit value:
    Beginning of period                       $22.32           $16.68           $16.20             N/A              N/A
    End of period                             $26.38           $22.32           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,349            1,163             232              N/A              N/A

JNL/MCM S&P 10 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                       $17.30           $12.89           $12.47             N/A              N/A
    End of period                             $17.70           $17.30           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,271            2,628             302              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(723)

  Accumulation unit value:
    Beginning of period                       $13.76           $12.56           $12.16             N/A              N/A
    End of period                             $14.76           $13.76           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,419           17,843             516              N/A              N/A

JNL/MCM S&P 500 Index Division(723)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.26           $10.08             N/A              N/A
    End of period                             $11.80           $10.48           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,971           31,948            3,111             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(723)

  Accumulation unit value:
    Beginning of period                       $18.22           $17.13           $16.29             N/A              N/A
    End of period                             $19.83           $18.22           $17.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,374             154              N/A              N/A

JNL/MCM Small Cap Index Division(723)

  Accumulation unit value:
    Beginning of period                       $13.12           $12.87           $12.50             N/A              N/A
    End of period                             $15.08           $13.12           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,228           17,125             502              N/A              N/A

JNL/MCM Technology Sector Division(723)

  Accumulation unit value:
    Beginning of period                        $5.50            $5.49            $5.43             N/A              N/A
    End of period                              $5.88            $5.50            $5.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,901            2,724             693              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(733)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.35           $11.24             N/A              N/A
    End of period                             $14.87           $15.43           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,548             740              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.06           $10.76             N/A              N/A
    End of period                             $13.03           $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,586            8,529            1,632             N/A              N/A

JNL/Oppenheimer Global Growth
Division(1115)

  Accumulation unit value:
    Beginning of period                       $12.10             N/A              N/A              N/A              N/A
    End of period                             $14.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          883              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(1115)

  Accumulation unit value:
    Beginning of period                        $7.77             N/A              N/A              N/A              N/A
    End of period                              $8.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,375             N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(704)

  Accumulation unit value:
    Beginning of period                       $13.23           $13.21           $13.19             N/A              N/A
    End of period                             $13.39           $13.23           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,644            4,624              -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(842)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.84             N/A              N/A              N/A
    End of period                             $14.40           $12.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,535           19,113             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(733)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.22           $12.14             N/A              N/A
    End of period                             $14.35           $12.85           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,144           10,094             685              N/A              N/A

JNL/S&P Managed Moderate Division(882)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.62             N/A              N/A              N/A
    End of period                             $11.63           $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(828)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.48             N/A              N/A              N/A
    End of period                             $13.63           $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,535           17,633             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(704)

  Accumulation unit value:
    Beginning of period                       $11.37           $11.32           $11.33             N/A              N/A
    End of period                             $11.62           $11.37           $11.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Select Value Division(704)

  Accumulation unit value:
    Beginning of period                       $17.08           $16.15           $15.78             N/A              N/A
    End of period                             $20.21           $17.08           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(704)

  Accumulation unit value:
    Beginning of period                       $24.75           $23.85           $23.12             N/A              N/A
    End of period                             $27.53           $24.75           $23.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(1115)

  Accumulation unit value:
    Beginning of period                       $33.27             N/A              N/A              N/A              N/A
    End of period                             $36.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          321              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(704)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.73           $12.24             N/A              N/A
    End of period                             $15.52           $13.22           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Western Asset High Yield Bond
Division(704)

  Accumulation unit value:
    Beginning of period                       $12.31           $12.37           $12.27             N/A              N/A
    End of period                             $13.30           $12.31           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          855               -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(704)

  Accumulation unit value:
    Beginning of period                       $17.30           $17.23           $17.01             N/A              N/A
    End of period                             $17.71           $17.30           $17.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          626               -                -               N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(704)

  Accumulation unit value:
    Beginning of period                       $14.43           $14.41           $14.36             N/A              N/A
    End of period                             $14.57           $14.43           $14.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.22%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(767)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.66             N/A              N/A              N/A
    End of period                             $12.06           $11.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,586             547              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(968)

  Accumulation unit value:
    Beginning of period                       $11.53           $11.45             N/A              N/A              N/A
    End of period                             $15.38           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          399              76               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division(521)

  Accumulation unit value:
    Beginning of period                         N/A             $9.39            $9.13             N/A              N/A
    End of period                               N/A             $8.52            $9.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,012             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(570)

  Accumulation unit value:
    Beginning of period                       $16.24           $16.06           $15.10             N/A              N/A
    End of period                             $17.84           $16.24           $16.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          795              847              795              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(968)

  Accumulation unit value:
    Beginning of period                       $20.16           $20.19             N/A              N/A              N/A
    End of period                             $22.09           $20.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          206              43               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(968)

  Accumulation unit value:
    Beginning of period                       $10.87           $11.07             N/A              N/A              N/A
    End of period                             $12.51           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          354              52               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1122)

  Accumulation unit value:
    Beginning of period                       $11.58             N/A              N/A              N/A              N/A
    End of period                             $12.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          232              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(594)

  Accumulation unit value:
    Beginning of period                       $13.49           $12.46           $11.15             N/A              N/A
    End of period                             $16.17           $13.49           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,073             848              808              N/A              N/A

JNL/JPMorgan International Value
Division(767)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.01             N/A              N/A              N/A
    End of period                             $14.81           $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          629              414              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(570)

  Accumulation unit value:
    Beginning of period                       $17.35           $16.30           $14.06             N/A              N/A
    End of period                             $19.44           $17.35           $16.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,073            1,067             837              N/A              N/A

JNL/Lazard Small Cap Value Division(557)

  Accumulation unit value:
    Beginning of period                       $14.16           $13.84           $12.62             N/A              N/A
    End of period                             $16.18           $14.16           $13.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,297            2,231            1,897             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.49             N/A              N/A              N/A              N/A
    End of period                             $11.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,998             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                       $14.96           $15.78           $13.23           $12.65             N/A
    End of period                             $15.76           $14.96           $15.78           $13.23             N/A
  Accumulation units outstanding
  at the end of period                           -              1,401            1,413             837              N/A

JNL/MCM Bond Index Division(968)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.73             N/A              N/A              N/A
    End of period                             $10.95           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               403              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                       $12.73           $13.80           $13.69           $13.02             N/A
    End of period                             $16.12           $12.73           $13.80           $13.69             N/A
  Accumulation units outstanding
  at the end of period                         2,441            2,515            2,476             813              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(514)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.95            $7.58             N/A              N/A
    End of period                              $9.26            $8.10            $7.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,872            5,790            5,688             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                       $16.43           $15.25           $12.26           $11.91             N/A
    End of period                             $22.48           $16.43           $15.25           $12.26             N/A
  Accumulation units outstanding
  at the end of period                         1,159            1,370            1,500             889              N/A

JNL/MCM Healthcare Sector Division(570)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.33           $10.58             N/A              N/A
    End of period                             $11.30           $10.87           $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          290              290              290              N/A              N/A

JNL/MCM International Index Division(654)

  Accumulation unit value:
    Beginning of period                       $14.71           $13.27           $11.50             N/A              N/A
    End of period                             $18.07           $14.71           $13.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,869            2,893              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(874)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.27             N/A              N/A              N/A
    End of period                             $13.70           $11.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,410           14,189             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                       $17.30           $12.89           $11.18           $10.77             N/A
    End of period                             $17.69           $17.30           $12.89           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         1,299            1,356            1,795             983              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(795)

  Accumulation unit value:
    Beginning of period                       $13.75           $12.36             N/A              N/A              N/A
    End of period                             $14.75           $13.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,046            3,007             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(521)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.26            $9.75             N/A              N/A
    End of period                             $11.79           $10.47           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,257            7,207            3,117             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(473)

  Accumulation unit value:
    Beginning of period                       $18.21           $17.13           $15.60           $15.56             N/A
    End of period                             $19.82           $18.21           $17.13           $15.60             N/A
  Accumulation units outstanding
  at the end of period                           -              1,255            1,330             680              N/A

JNL/MCM Small Cap Index Division(796)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.90             N/A              N/A              N/A
    End of period                             $15.07           $13.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,116            3,076             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(1030)

  Accumulation unit value:
    Beginning of period                       $14.64             N/A              N/A              N/A              N/A
    End of period                             $14.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          28               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(1003)

  Accumulation unit value:
    Beginning of period                       $12.23             N/A              N/A              N/A              N/A
    End of period                             $13.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          294              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(557)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.00            $9.95             N/A              N/A
    End of period                             $14.00           $12.24           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,171            1,598            1,499             N/A              N/A

JNL/Oppenheimer Growth Division(570)

  Accumulation unit value:
    Beginning of period                        $8.50            $7.96            $7.87             N/A              N/A
    End of period                              $8.72            $8.50            $7.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,525            1,525            1,525             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(514)

  Accumulation unit value:
    Beginning of period                       $13.22           $13.21           $13.06             N/A              N/A
    End of period                             $13.37           $13.22           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,983            3,114            2,788             N/A              N/A

JNL/PPM America High Yield Bond
Division(521)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.48             N/A              N/A
    End of period                               N/A              N/A            $14.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(1122)

  Accumulation unit value:
    Beginning of period                       $19.54             N/A              N/A              N/A              N/A
    End of period                             $22.08             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          275              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(498)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.36             N/A              N/A
    End of period                               N/A              N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(526)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.22             N/A              N/A
    End of period                               N/A              N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(634)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.00           $10.49             N/A              N/A
    End of period                             $14.39           $12.73           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,600           13,873           14,200             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.22             N/A              N/A              N/A
    End of period                             $11.02           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,080              -               N/A              N/A              N/A

JNL/S&P Managed Growth Division(536)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.22           $11.21             N/A              N/A
    End of period                             $14.33           $12.84           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,410           32,210           59,620             N/A              N/A

JNL/S&P Managed Moderate Division(939)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.43             N/A              N/A              N/A
    End of period                             $11.62           $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,388           15,143             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.93           $11.13           $10.69             N/A
    End of period                             $13.62           $12.42           $11.93           $11.13             N/A
  Accumulation units outstanding
  at the end of period                         1,366            1,381             286              290              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                       $21.92           $21.28           $20.02             N/A              N/A
    End of period                             $24.36           $21.92           $21.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,650            2,661            2,671             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(654)

  Accumulation unit value:
    Beginning of period                       $24.70           $24.13           $21.79             N/A              N/A
    End of period                             $25.27           $24.70           $24.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(1122)

  Accumulation unit value:
    Beginning of period                       $11.49             N/A              N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          585              N/A              N/A              N/A              N/A

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                       $17.08           $16.14           $14.75             N/A              N/A
    End of period                             $20.20           $17.08           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,344             706              626              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(514)

  Accumulation unit value:
    Beginning of period                       $24.73           $23.83           $23.01             N/A              N/A
    End of period                             $27.50           $24.73           $23.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,135            1,682            1,210             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(514)

  Accumulation unit value:
    Beginning of period                       $34.52           $30.93           $28.08             N/A              N/A
    End of period                             $36.06           $34.52           $30.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,471            2,318            2,268             N/A              N/A

JNL/T.Rowe Price Value Division(514)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.72           $11.72             N/A              N/A
    End of period                             $15.51           $13.21           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,090            4,332            4,162             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.31           $12.37           $12.05             N/A              N/A
    End of period                             $13.30           $12.31           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          513              309              191              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(968)

  Accumulation unit value:
    Beginning of period                       $17.28           $17.15             N/A              N/A              N/A
    End of period                             $17.69           $17.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          547              168              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(968)

  Accumulation unit value:
    Beginning of period                       $14.41           $14.32             N/A              N/A              N/A
    End of period                             $14.55           $14.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          284              101              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.220%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.245%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(545)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.89           $10.19             N/A              N/A
    End of period                             $12.04           $11.42           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          105              105              102              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(545)

  Accumulation unit value:
    Beginning of period                       $17.73           $16.15           $15.64             N/A              N/A
    End of period                             $18.20           $17.73           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          68               68               66               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(545)

  Accumulation unit value:
    Beginning of period                       $16.20           $16.02           $15.28             N/A              N/A
    End of period                             $17.80           $16.20           $16.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          140              140              136              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(933)

  Accumulation unit value:
    Beginning of period                       $10.55            $9.99             N/A              N/A              N/A
    End of period                             $11.43           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,152             N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,358             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(545)

  Accumulation unit value:
    Beginning of period                       $17.32           $16.28           $14.00             N/A              N/A
    End of period                             $19.41           $17.32           $16.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          76               76               74               N/A              N/A

JNL/Lazard Small Cap Value Division(545)

  Accumulation unit value:
    Beginning of period                       $14.14           $13.81           $12.38             N/A              N/A
    End of period                             $16.14           $14.14           $13.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          86               86               84               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.47             N/A              N/A              N/A              N/A
    End of period                             $11.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,389             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                       $14.95           $15.77           $13.25             N/A              N/A
    End of period                             $15.75           $14.95           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,468            2,468             N/A              N/A

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.84           $10.90             N/A              N/A
    End of period                             $10.95           $10.80           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          98               98               95               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                       $12.72           $13.79           $13.76             N/A              N/A
    End of period                             $16.10           $12.72           $13.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,515            2,515            2,515             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(480)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.94            $7.30            $7.18             N/A
    End of period                              $9.24            $8.09            $7.94            $7.30             N/A
  Accumulation units outstanding
  at the end of period                         1,343            1,418            1,419            1,420             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                       $16.41           $15.24           $12.97             N/A              N/A
    End of period                             $22.46           $16.41           $15.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,523            5,822            2,523             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.89           $10.49             N/A              N/A
    End of period                             $13.69           $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,516            5,477           13,757             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(766)

  Accumulation unit value:
    Beginning of period                       $22.27           $18.49             N/A              N/A              N/A
    End of period                             $26.31           $22.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,554             N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                       $17.28           $12.88           $11.19             N/A              N/A
    End of period                             $17.67           $17.28           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,020            3,020            3,018             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(480)

  Accumulation unit value:
    Beginning of period                       $13.74           $12.55           $11.08           $10.98             N/A
    End of period                             $14.73           $13.74           $12.55           $11.08             N/A
  Accumulation units outstanding
  at the end of period                          176              185              186              186              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(480)

  Accumulation unit value:
    Beginning of period                       $18.20           $17.11           $15.60           $15.57             N/A
    End of period                             $19.80           $18.20           $17.11           $15.60             N/A
  Accumulation units outstanding
  at the end of period                           -              2,447            2,447             262              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(706)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.35           $10.71             N/A              N/A
    End of period                             $14.86           $15.43           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,986            4,861             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(545)

  Accumulation unit value:
    Beginning of period                       $12.22           $10.99            $9.64             N/A              N/A
    End of period                             $13.98           $12.22           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          221              221              215              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(480)

  Accumulation unit value:
    Beginning of period                       $13.19           $13.18           $12.91           $12.93             N/A
    End of period                             $13.35           $13.19           $13.18           $12.91             N/A
  Accumulation units outstanding
  at the end of period                        21,774           20,757           20,571             789              N/A

JNL/PPM America High Yield Bond
Division(470)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.41           $14.30             N/A
    End of period                               N/A              N/A            $14.81           $14.41             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,059             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.29            $9.96             N/A              N/A
    End of period                             $11.01           $10.44           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Growth Division(470)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.20           $11.20           $10.89             N/A
    End of period                             $14.30           $12.81           $12.20           $11.20             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              7,023             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(470)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.91           $11.11           $10.84             N/A
    End of period                             $13.59           $12.39           $11.91           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         2,445            2,913            3,420           11,015             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(545)

  Accumulation unit value:
    Beginning of period                       $21.86           $21.23           $19.78             N/A              N/A
    End of period                             $24.30           $21.86           $21.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               54               53               N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(545)

  Accumulation unit value:
    Beginning of period                       $17.06           $16.13           $14.41             N/A              N/A
    End of period                             $20.18           $17.06           $16.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          74               74               72               N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(545)

  Accumulation unit value:
    Beginning of period                       $34.43           $30.86           $26.87             N/A              N/A
    End of period                             $35.95           $34.43           $30.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          40               40               39               N/A              N/A

JNL/T.Rowe Price Value Division(545)

  Accumulation unit value:
    Beginning of period                       $13.19           $12.71           $11.21             N/A              N/A
    End of period                             $15.48           $13.19           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,062             406              278              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.28           $12.35           $12.03             N/A              N/A
    End of period                             $13.27           $12.28           $12.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          917              963              962              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(470)

  Accumulation unit value:
    Beginning of period                       $17.23           $17.17           $16.43           $16.33             N/A
    End of period                             $17.64           $17.23           $17.17           $16.43             N/A
  Accumulation units outstanding
  at the end of period                          299              312              311             4,933             N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                       $14.38           $14.36           $14.07             N/A              N/A
    End of period                             $14.52           $14.38           $14.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.25%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(574)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.89           $10.11             N/A              N/A
    End of period                             $12.04           $11.42           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,577            1,596              -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(574)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.61           $10.71             N/A              N/A
    End of period                             $13.78           $12.31           $11.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,135            1,415              -               N/A              N/A

JNL/Alger Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $17.72           $16.14           $15.61             N/A              N/A
    End of period                             $18.19           $17.72           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          616              616               -               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(587)

  Accumulation unit value:
    Beginning of period                       $10.55            $9.80            $9.05             N/A              N/A
    End of period                             $11.43           $10.55            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          382              383              383              N/A              N/A

JNL/FMR MidCap Equity Division(756)

  Accumulation unit value:
    Beginning of period                       $20.09           $18.56             N/A              N/A              N/A
    End of period                             $22.01           $20.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(587)

  Accumulation unit value:
    Beginning of period                       $11.45            $9.87            $8.35             N/A              N/A
    End of period                             $14.77           $11.45            $9.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          790              769              753              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(698)

  Accumulation unit value:
    Beginning of period                       $17.31           $16.27           $15.14             N/A              N/A
    End of period                             $19.39           $17.31           $16.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,233            9,041            7,986             N/A              N/A

JNL/Lazard Small Cap Value Division(587)

  Accumulation unit value:
    Beginning of period                       $14.13           $13.81           $12.37             N/A              N/A
    End of period                             $16.14           $14.13           $13.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,909            3,883            4,148             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.47             N/A              N/A              N/A              N/A
    End of period                             $11.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,195             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                       $14.95           $15.77           $13.94             N/A              N/A
    End of period                             $15.75           $14.95           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             16,909           13,503             N/A              N/A

JNL/MCM Bond Index Division(803)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.72             N/A              N/A              N/A
    End of period                             $10.94           $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,742            1,624             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(884)

  Accumulation unit value:
    Beginning of period                        $9.94           $10.40             N/A              N/A              N/A
    End of period                             $11.03            $9.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,630             N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                       $12.72           $13.79           $12.86             N/A              N/A
    End of period                             $16.10           $12.72           $13.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,036            6,587            9,739             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1169)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,357             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(587)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.93            $7.31             N/A              N/A
    End of period                              $9.24            $8.09            $7.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,694            4,661             882              N/A              N/A

JNL/MCM Financial Sector Division(686)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.60           $10.48             N/A              N/A
    End of period                             $13.97           $12.04           $11.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          218              233              244              N/A              N/A

JNL/MCM Global 15 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                       $16.41           $15.24           $12.70             N/A              N/A
    End of period                             $22.45           $16.41           $15.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,297           17,907           14,124             N/A              N/A

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.24             N/A              N/A              N/A
    End of period                             $11.27           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,553             959              N/A              N/A              N/A

JNL/MCM International Index Division(587)

  Accumulation unit value:
    Beginning of period                       $14.69           $13.26           $11.31             N/A              N/A
    End of period                             $18.04           $14.69           $13.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,028           12,653            7,610             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.89           $10.74             N/A              N/A
    End of period                             $13.69           $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        88,533           80,953            3,830             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(850)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.01             N/A              N/A              N/A
    End of period                             $10.72           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          504              542              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                       $22.26           $16.14             N/A              N/A              N/A
    End of period                             $26.30           $22.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,431             532              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(589)

  Accumulation unit value:
    Beginning of period                       $17.28           $12.88           $11.10             N/A              N/A
    End of period                             $17.66           $17.28           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,026            7,662           10,392             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(587)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.54           $11.25             N/A              N/A
    End of period                             $14.73           $13.73           $12.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,451           13,786            9,605             N/A              N/A

JNL/MCM S&P 500 Index Division(587)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.25            $9.50             N/A              N/A
    End of period                             $11.77           $10.46           $10.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,869           41,587           13,643             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(594)

  Accumulation unit value:
    Beginning of period                       $18.19           $17.11           $15.06             N/A              N/A
    End of period                             $19.80           $18.19           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             12,722            9,722             N/A              N/A

JNL/MCM Small Cap Index Division(587)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.86           $11.34             N/A              N/A
    End of period                             $15.05           $13.10           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,601           11,926            8,611             N/A              N/A

JNL/MCM Technology Sector Division(620)

  Accumulation unit value:
    Beginning of period                        $5.49            $5.48            $4.86             N/A              N/A
    End of period                              $5.87            $5.49            $5.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,467            5,025            1,326             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(714)

  Accumulation unit value:
    Beginning of period                       $15.42           $11.35           $10.79             N/A              N/A
    End of period                             $14.85           $15.42           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,014            6,150             556              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.78             N/A              N/A              N/A
    End of period                             $13.02           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,430           12,142             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $12.22           $10.99            $9.48             N/A              N/A
    End of period                             $13.98           $12.22           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,474            7,139            1,204             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(686)

  Accumulation unit value:
    Beginning of period                       $13.18           $13.18           $13.17             N/A              N/A
    End of period                             $13.34           $13.18           $13.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,194            4,663             424              N/A              N/A

JNL/PPM America High Yield Bond
Division(587)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.13             N/A              N/A
    End of period                               N/A              N/A            $14.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(888)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.51             N/A              N/A              N/A
    End of period                              $8.25            $7.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,385            2,385             N/A              N/A              N/A

JNL/Putnam Value Equity Division(888)

  Accumulation unit value:
    Beginning of period                       $18.74           $18.72             N/A              N/A              N/A
    End of period                             $20.71           $18.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          563              563              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.97           $10.89             N/A              N/A
    End of period                             $14.35           $12.70           $11.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,591            5,777              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(888)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.34             N/A              N/A              N/A
    End of period                             $11.01           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,242            2,242             N/A              N/A              N/A

JNL/S&P Managed Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.19           $11.05             N/A              N/A
    End of period                             $14.30           $12.81           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,625           37,331           12,014             N/A              N/A

JNL/S&P Managed Moderate Division(729)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.48           $10.38             N/A              N/A
    End of period                             $11.62           $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,613            6,339           34,449             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.90           $11.02             N/A              N/A
    End of period                             $13.59           $12.39           $11.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,516           11,575           11,773             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(587)

  Accumulation unit value:
    Beginning of period                       $21.84           $21.22           $19.59             N/A              N/A
    End of period                             $24.28           $21.84           $21.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,314            2,430             665              N/A              N/A

JNL/Select Global Growth Division(620)

  Accumulation unit value:
    Beginning of period                       $21.31           $21.38           $19.13             N/A              N/A
    End of period                             $23.61           $21.31           $21.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          357              345              337              N/A              N/A

JNL/Select Large Cap Growth Division(620)

  Accumulation unit value:
    Beginning of period                       $24.62           $24.06           $21.84             N/A              N/A
    End of period                             $25.19           $24.62           $24.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          624              601              588              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(714)

  Accumulation unit value:
    Beginning of period                       $11.32           $11.27           $11.28             N/A              N/A
    End of period                             $11.57           $11.32           $11.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,349             328            16,952             N/A              N/A

JNL/Select Value Division(587)

  Accumulation unit value:
    Beginning of period                       $17.06           $16.13           $14.55             N/A              N/A
    End of period                             $20.17           $17.06           $16.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          461              445             1,074             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $24.65           $23.76           $21.97             N/A              N/A
    End of period                             $27.40           $24.65           $23.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,155           29,349           11,032             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $34.41           $30.84           $27.53             N/A              N/A
    End of period                             $35.93           $34.41           $30.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,937           17,854            7,137             N/A              N/A

JNL/T.Rowe Price Value Division(587)

  Accumulation unit value:
    Beginning of period                       $13.19           $12.70           $11.32             N/A              N/A
    End of period                             $15.48           $13.19           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,988           48,510           19,093             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.27           $12.34           $12.02             N/A              N/A
    End of period                             $13.26           $12.27           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,727            2,763             767              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(835)

  Accumulation unit value:
    Beginning of period                       $17.22           $17.10             N/A              N/A              N/A
    End of period                             $17.63           $17.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,017            2,085             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(850)

  Accumulation unit value:
    Beginning of period                       $14.37           $14.50             N/A              N/A              N/A
    End of period                             $14.51           $14.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,503            3,528             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.27%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(476)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.88           $10.12            $9.70             N/A
    End of period                             $12.03           $11.41           $10.88           $10.12             N/A
  Accumulation units outstanding
  at the end of period                         1,159            1,206            5,640             212              N/A

JNL/AIM Premier Equity II Division(507)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.35             N/A              N/A
    End of period                               N/A              N/A             $9.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(1219)

  Accumulation unit value:
    Beginning of period                       $14.99             N/A              N/A              N/A              N/A
    End of period                             $15.37             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,214             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(419)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.61           $11.11           $10.05             N/A
    End of period                             $13.77           $12.30           $11.61           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         3,274            3,274            3,275            1,015             N/A

JNL/Alger Growth Division(507)

  Accumulation unit value:
    Beginning of period                       $17.68           $16.11           $16.11             N/A              N/A
    End of period                             $18.15           $17.68           $16.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          501              532             3,416             N/A              N/A

JNL/Alliance Capital Growth Division(441)

  Accumulation unit value:
    Beginning of period                         N/A             $9.36            $9.00            $8.61             N/A
    End of period                               N/A             $8.48            $9.36            $9.00             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,742            4,742             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(520)

  Accumulation unit value:
    Beginning of period                       $16.16           $15.99           $15.69             N/A              N/A
    End of period                             $17.75           $16.16           $15.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,918            4,989            3,589             N/A              N/A

JNL/Eagle SmallCap Equity Division(562)

  Accumulation unit value:
    Beginning of period                       $18.25           $18.21           $16.57             N/A              N/A
    End of period                             $21.43           $18.25           $18.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          366              460              534              N/A              N/A

JNL/FMR Balanced Division(419)

  Accumulation unit value:
    Beginning of period                       $10.54            $9.79            $9.15            $8.62             N/A
    End of period                             $11.41           $10.54            $9.79            $9.15             N/A
  Accumulation units outstanding
  at the end of period                          783              784              639              239              N/A

JNL/FMR MidCap Equity Division(807)

  Accumulation unit value:
    Beginning of period                       $20.05           $18.02             N/A              N/A              N/A
    End of period                             $21.96           $20.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          434              464              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(419)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.40           $10.90            $9.62             N/A
    End of period                             $16.08           $13.42           $12.40           $10.90             N/A
  Accumulation units outstanding
  at the end of period                         3,488             79               80               80               N/A

JNL/JPMorgan International Value
Division(880)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.03             N/A              N/A              N/A
    End of period                             $14.75           $11.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,310            4,900             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $17.28           $16.25           $13.33           $12.50             N/A
    End of period                             $19.36           $17.28           $16.25           $13.33             N/A
  Accumulation units outstanding
  at the end of period                         2,979            2,998            2,738             817              N/A

JNL/Lazard Small Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $14.11           $13.79           $12.23           $11.23             N/A
    End of period                             $16.11           $14.11           $13.79           $12.23             N/A
  Accumulation units outstanding
  at the end of period                         3,324            3,350            3,034             907              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.45             N/A              N/A              N/A              N/A
    End of period                             $11.92             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,701             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                       $14.94           $15.76           $13.22           $12.59             N/A
    End of period                             $15.74           $14.94           $15.76           $13.22             N/A
  Accumulation units outstanding
  at the end of period                           -             11,349           14,594            5,190             N/A

JNL/MCM Bond Index Division(474)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.83           $10.69           $10.68             N/A
    End of period                             $10.93           $10.78           $10.83           $10.69             N/A
  Accumulation units outstanding
  at the end of period                        26,169           25,276           23,791           13,688             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                       $12.71           $13.78           $13.68           $12.84             N/A
    End of period                             $16.08           $12.71           $13.78           $13.68             N/A
  Accumulation units outstanding
  at the end of period                        19,785           17,925           14,105            5,059             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1117)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(520)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.93            $7.47             N/A              N/A
    End of period                              $9.23            $8.08            $7.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,999           13,929           12,002             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                       $16.40           $15.23           $12.25           $11.82             N/A
    End of period                             $22.43           $16.40           $15.23           $12.25             N/A
  Accumulation units outstanding
  at the end of period                        44,275           22,997           13,984            3,605             N/A

JNL/MCM Healthcare Sector Division(561)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.30           $10.47             N/A              N/A
    End of period                             $11.26           $10.84           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,157            1,196            1,278             N/A              N/A

JNL/MCM International Index Division(474)

  Accumulation unit value:
    Beginning of period                       $14.68           $13.25           $11.35           $10.84             N/A
    End of period                             $18.02           $14.68           $13.25           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        13,905           16,010           16,480           14,288             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.89           $10.70             N/A              N/A
    End of period                             $13.68           $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,922           13,472            4,813             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1147)

  Accumulation unit value:
    Beginning of period                        $9.82             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,453             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                       $17.27           $12.88           $11.17           $10.80             N/A
    End of period                             $17.65           $17.27           $12.88           $11.17             N/A
  Accumulation units outstanding
  at the end of period                        20,252           31,953           16,537            6,088             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(474)

  Accumulation unit value:
    Beginning of period                       $13.72           $12.54           $11.08           $10.89             N/A
    End of period                             $14.72           $13.72           $12.54           $11.08             N/A
  Accumulation units outstanding
  at the end of period                        24,177           34,196           35,748           14,231             N/A

JNL/MCM S&P 500 Index Division(474)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.25            $9.52            $9.20             N/A
    End of period                             $11.76           $10.45           $10.25            $9.52             N/A
  Accumulation units outstanding
  at the end of period                        57,139           61,035           62,541           24,006             N/A

JNL/MCM Select Small-Cap Division
(NY)(470)

  Accumulation unit value:
    Beginning of period                       $18.18           $17.10           $15.59           $15.63             N/A
    End of period                             $19.78           $18.18           $17.10           $15.59             N/A
  Accumulation units outstanding
  at the end of period                           -              6,681           10,239            1,906             N/A

JNL/MCM Small Cap Index Division(474)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.85           $11.19           $11.01             N/A
    End of period                             $15.04           $13.09           $12.85           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        16,470           26,732           27,313           13,282             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(685)

  Accumulation unit value:
    Beginning of period                       $15.42           $11.35            $9.62             N/A              N/A
    End of period                             $14.85           $15.42           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,296           43,069            8,547             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(833)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.84             N/A              N/A              N/A
    End of period                             $13.01           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          590               -               N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(441)

  Accumulation unit value:
    Beginning of period                       $12.21           $10.98            $9.53            $8.76             N/A
    End of period                             $13.96           $12.21           $10.98            $9.53             N/A
  Accumulation units outstanding
  at the end of period                         4,298            4,335            3,503            3,503             N/A

JNL/Oppenheimer Growth Division(476)

  Accumulation unit value:
    Beginning of period                        $8.48            $7.95            $7.80            $7.57             N/A
    End of period                              $8.70            $8.48            $7.95            $7.80             N/A
  Accumulation units outstanding
  at the end of period                         6,699            6,700            6,701             272              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(441)

  Accumulation unit value:
    Beginning of period                       $13.16           $13.16           $12.89           $12.80             N/A
    End of period                             $13.32           $13.16           $13.16           $12.89             N/A
  Accumulation units outstanding
  at the end of period                        33,040           31,518           23,664            1,612             N/A

JNL/PPM America High Yield Bond
Division(476)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.38           $14.29             N/A
    End of period                               N/A              N/A            $14.77           $14.38             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               72               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(518)

  Accumulation unit value:
    Beginning of period                       $19.74           $18.57           $17.42             N/A              N/A
    End of period                             $21.95           $19.74           $18.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          134              236              236              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(518)

  Accumulation unit value:
    Beginning of period                       $18.70           $18.23           $17.54             N/A              N/A
    End of period                             $20.66           $18.70           $18.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          133              235              235              N/A              N/A

JNL/S&P Core Index 100 Division(519)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.37             N/A              N/A
    End of period                               N/A              N/A            $10.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(434)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.82            $9.32             N/A
    End of period                               N/A              N/A             $9.95            $9.82             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,275             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(500)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.37             N/A              N/A
    End of period                               N/A              N/A            $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(442)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.79            $9.23             N/A
    End of period                               N/A              N/A             $9.91            $9.79             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             22,031             N/A

JNL/S&P Managed Aggressive Growth
Division(497)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.96           $11.16             N/A              N/A
    End of period                             $14.33           $12.68           $11.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        310,125          353,817          418,743            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(993)

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A              N/A
    End of period                             $11.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,350             N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.18           $11.18           $10.69             N/A
    End of period                             $14.27           $12.79           $12.18           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        41,574           41,643           43,999           14,759             N/A

JNL/S&P Managed Moderate Division(977)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.78             N/A              N/A              N/A
    End of period                             $11.61           $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,439           14,703             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(478)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.89           $11.10           $10.97             N/A
    End of period                             $13.56           $12.37           $11.89           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        82,812           57,897           33,071            3,644             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(500)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.86             N/A              N/A
    End of period                               N/A              N/A            $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(520)

  Accumulation unit value:
    Beginning of period                       $21.80           $21.18           $19.93             N/A              N/A
    End of period                             $24.22           $21.80           $21.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,734            6,141            3,859             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(807)

  Accumulation unit value:
    Beginning of period                       $11.30           $11.24             N/A              N/A              N/A
    End of period                             $11.54           $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,417            2,997             N/A              N/A              N/A

JNL/Select Value Division(568)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.13           $14.52             N/A              N/A
    End of period                             $20.16           $17.05           $16.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,667            6,030            3,805             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(441)

  Accumulation unit value:
    Beginning of period                       $24.60           $23.71           $22.08           $20.44             N/A
    End of period                             $27.34           $24.60           $23.71           $22.08             N/A
  Accumulation units outstanding
  at the end of period                         4,295            4,350            3,955            1,503             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(419)

  Accumulation unit value:
    Beginning of period                       $34.34           $30.79           $26.68           $23.72             N/A
    End of period                             $35.85           $34.34           $30.79           $26.68             N/A
  Accumulation units outstanding
  at the end of period                         4,629            4,762            4,967            2,895             N/A

JNL/T.Rowe Price Value Division(419)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.69           $11.27            $9.90             N/A
    End of period                             $15.45           $13.17           $12.69           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        15,895           16,895           20,316            2,507             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.26           $12.33           $12.01             N/A              N/A
    End of period                             $13.24           $12.26           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,730            1,799             242              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(441)

  Accumulation unit value:
    Beginning of period                       $17.19           $17.13           $16.39           $16.05             N/A
    End of period                             $17.59           $17.19           $17.13           $16.39             N/A
  Accumulation units outstanding
  at the end of period                         5,790            5,853            4,027             705              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(807)

  Accumulation unit value:
    Beginning of period                       $14.34           $14.30             N/A              N/A              N/A
    End of period                             $14.47           $14.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,334            1,003             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.295%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(551)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.87           $10.71             N/A              N/A
    End of period                             $12.01           $11.39           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,559           70,028           13,472             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1030)

  Accumulation unit value:
    Beginning of period                       $12.63             N/A              N/A              N/A              N/A
    End of period                             $15.36             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          155              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(865)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.85             N/A              N/A              N/A
    End of period                             $13.75           $12.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,182            2,233             N/A              N/A              N/A

JNL/Alger Growth Division(604)

  Accumulation unit value:
    Beginning of period                       $17.64           $16.07           $15.48             N/A              N/A
    End of period                             $18.10           $17.64           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,369           10,944             112              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(617)

  Accumulation unit value:
    Beginning of period                       $16.12           $15.96           $14.71             N/A              N/A
    End of period                             $17.70           $16.12           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,395            3,419            3,443             N/A              N/A

JNL/Eagle SmallCap Equity Division(450)

  Accumulation unit value:
    Beginning of period                       $18.21           $18.17           $15.65           $15.71             N/A
    End of period                             $21.37           $18.21           $18.17           $15.65             N/A
  Accumulation units outstanding
  at the end of period                         2,724            2,467             973              210              N/A

JNL/FMR Balanced Division(729)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.78            $9.65             N/A              N/A
    End of period                             $11.40           $10.53            $9.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,735            7,769              5               N/A              N/A

JNL/FMR MidCap Equity Division(679)

  Accumulation unit value:
    Beginning of period                       $20.00           $19.27           $16.96             N/A              N/A
    End of period                             $21.90           $20.00           $19.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          446              446              446              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          329              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1201)

  Accumulation unit value:
    Beginning of period                       $12.57             N/A              N/A              N/A              N/A
    End of period                             $12.50             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          121              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(901)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.96             N/A              N/A              N/A
    End of period                             $12.69           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,984            4,780             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(862)

  Accumulation unit value:
    Beginning of period                       $13.38           $11.92             N/A              N/A              N/A
    End of period                             $16.03           $13.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,985             860              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(557)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.84            $8.80             N/A              N/A
    End of period                             $14.72           $11.41            $9.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,527            4,328             217              N/A              N/A

JNL/Lazard Emerging Markets Division(1087)

  Accumulation unit value:
    Beginning of period                        $8.37             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          896              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(450)

  Accumulation unit value:
    Beginning of period                       $17.25           $16.22           $13.31           $12.81             N/A
    End of period                             $19.31           $17.25           $16.22           $13.31             N/A
  Accumulation units outstanding
  at the end of period                        22,291           11,394            2,640             515              N/A

JNL/Lazard Small Cap Value Division(551)

  Accumulation unit value:
    Beginning of period                       $14.08           $13.77           $12.97             N/A              N/A
    End of period                             $16.07           $14.08           $13.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,750           12,142            1,884             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.43             N/A              N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,811             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                       $14.92           $15.75           $13.18             N/A              N/A
    End of period                             $15.72           $14.92           $15.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             31,009           210,256            N/A              N/A

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.82           $10.72             N/A              N/A
    End of period                             $10.91           $10.77           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,776           19,280            5,420             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(563)

  Accumulation unit value:
    Beginning of period                        $9.91           $10.39            $9.91             N/A              N/A
    End of period                             $10.99            $9.91           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               311              N/A              N/A

JNL/MCM Dow 10 Division (NY)(603)

  Accumulation unit value:
    Beginning of period                       $12.70           $13.77           $13.12             N/A              N/A
    End of period                             $16.07           $12.70           $13.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,209            4,255            9,249             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1069)

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,968             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(580)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.91            $7.10             N/A              N/A
    End of period                              $9.21            $8.06            $7.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,031            2,076            1,725             N/A              N/A

JNL/MCM Financial Sector Division(679)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.58           $10.79             N/A              N/A
    End of period                             $13.92           $12.00           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,201             770              351              N/A              N/A

JNL/MCM Global 15 Division (NY)(450)

  Accumulation unit value:
    Beginning of period                       $16.38           $15.22           $12.25           $11.90             N/A
    End of period                             $22.41           $16.38           $15.22           $12.25             N/A
  Accumulation units outstanding
  at the end of period                        19,176           10,178            8,551             554              N/A

JNL/MCM Healthcare Sector Division(594)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.29           $10.57             N/A              N/A
    End of period                             $11.24           $10.82           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,113           13,483            4,404             N/A              N/A

JNL/MCM International Index Division(590)

  Accumulation unit value:
    Beginning of period                       $14.67           $13.24           $11.43             N/A              N/A
    End of period                             $18.00           $14.67           $13.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,239           16,991            5,816             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(950)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.36             N/A              N/A              N/A
    End of period                             $13.67           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        116,961          53,803             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division(1119)

  Accumulation unit value:
    Beginning of period                        $9.30             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          321              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(976)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.57             N/A              N/A              N/A
    End of period                             $10.71           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(536)

  Accumulation unit value:
    Beginning of period                       $22.19           $16.60           $13.42             N/A              N/A
    End of period                             $26.19           $22.19           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        137,900            656              215              N/A              N/A

JNL/MCM S&P 10 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                       $17.25           $12.87           $10.69             N/A              N/A
    End of period                             $17.63           $17.25           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,174           30,661           261,651            N/A              N/A

JNL/MCM S&P 24 Division (NY)(1084)

  Accumulation unit value:
    Beginning of period                        $9.58             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,667             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(585)

  Accumulation unit value:
    Beginning of period                       $13.71           $12.53           $10.96             N/A              N/A
    End of period                             $14.70           $13.71           $12.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,413           35,045           155,291            N/A              N/A

JNL/MCM S&P 500 Index Division(590)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.24            $9.54             N/A              N/A
    End of period                             $11.75           $10.44           $10.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,640           32,407            7,162             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(603)

  Accumulation unit value:
    Beginning of period                       $18.17           $17.09           $15.10             N/A              N/A
    End of period                             $19.76           $18.17           $17.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              8,504            3,827             N/A              N/A

JNL/MCM Small Cap Index Division(557)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.84           $11.63             N/A              N/A
    End of period                             $15.02           $13.08           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,675           28,163           80,335             N/A              N/A

JNL/MCM Technology Sector Division(1068)

  Accumulation unit value:
    Beginning of period                        $5.48             N/A              N/A              N/A              N/A
    End of period                              $5.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          773              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(803)

  Accumulation unit value:
    Beginning of period                       $15.42           $12.64             N/A              N/A              N/A
    End of period                             $14.84           $15.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,671           21,874             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(536)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.97            $9.52             N/A              N/A
    End of period                             $13.94           $12.19           $10.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,004           24,568            7,506             N/A              N/A

JNL/Oppenheimer Growth Division(650)

  Accumulation unit value:
    Beginning of period                        $8.47            $7.94            $7.30             N/A              N/A
    End of period                              $8.68            $8.47            $7.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,582            6,299            1,219             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(557)

  Accumulation unit value:
    Beginning of period                       $13.14           $13.14           $12.85             N/A              N/A
    End of period                             $13.29           $13.14           $13.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,066           50,883           10,176             N/A              N/A

JNL/PPM America High Yield Bond
Division(563)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.41             N/A              N/A
    End of period                               N/A              N/A            $14.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(621)

  Accumulation unit value:
    Beginning of period                       $19.69           $18.52           $16.56             N/A              N/A
    End of period                             $21.89           $19.69           $18.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          652              652              333              N/A              N/A

JNL/Putnam Midcap Growth Division(557)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.27            $6.61             N/A              N/A
    End of period                              $8.23            $7.96            $7.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          742              725              290              N/A              N/A

JNL/Putnam Value Equity Division(450)

  Accumulation unit value:
    Beginning of period                       $18.65           $18.19           $16.96           $15.96             N/A
    End of period                             $20.60           $18.65           $18.19           $16.96             N/A
  Accumulation units outstanding
  at the end of period                         1,404             816              790              517              N/A

JNL/S&P Core Index 100 Division(536)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.11             N/A              N/A
    End of period                               N/A              N/A            $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(551)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.94           $11.29             N/A              N/A
    End of period                             $14.30           $12.66           $11.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,296           10,522            1,221             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(803)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.18             N/A              N/A              N/A
    End of period                             $11.00           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,971           25,720             N/A              N/A              N/A

JNL/S&P Managed Growth Division(601)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.16           $11.24             N/A              N/A
    End of period                             $14.24           $12.76           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,169           12,578            8,270             N/A              N/A

JNL/S&P Managed Moderate Division(820)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.16             N/A              N/A              N/A
    End of period                             $11.60           $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,836            4,250             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(580)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.87           $10.76             N/A              N/A
    End of period                             $13.53           $12.34           $11.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,424           46,765           26,226             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(496)

  Accumulation unit value:
    Beginning of period                       $21.74           $21.13           $19.79             N/A              N/A
    End of period                             $24.15           $21.74           $21.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,589            5,516            7,374             N/A              N/A

JNL/Select Global Growth Division(772)

  Accumulation unit value:
    Beginning of period                       $21.20           $20.30             N/A              N/A              N/A
    End of period                             $23.48           $21.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,008            2,649             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $24.51           $23.96           $21.61             N/A              N/A
    End of period                             $25.06           $24.51           $23.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          511              511              256              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(979)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.26             N/A              N/A              N/A
    End of period                             $11.51           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,986          1,026,415           N/A              N/A              N/A

JNL/Select Value Division(551)

  Accumulation unit value:
    Beginning of period                       $17.04           $16.12           $14.96             N/A              N/A
    End of period                             $20.14           $17.04           $16.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,049             454              135              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(630)

  Accumulation unit value:
    Beginning of period                       $24.53           $23.66           $21.15             N/A              N/A
    End of period                             $27.26           $24.53           $23.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,125            2,069            2,070             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(650)

  Accumulation unit value:
    Beginning of period                       $34.24           $30.71           $26.54             N/A              N/A
    End of period                             $35.74           $34.24           $30.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,404           10,495            1,328             N/A              N/A

JNL/T.Rowe Price Value Division(450)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.68           $11.26           $10.59             N/A
    End of period                             $15.43           $13.15           $12.68           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        18,294           15,731            7,528             779              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.23           $12.31           $11.99             N/A              N/A
    End of period                             $13.21           $12.23           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,431            3,448            4,709             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(529)

  Accumulation unit value:
    Beginning of period                       $17.14           $17.09           $16.49             N/A              N/A
    End of period                             $17.54           $17.14           $17.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,989            7,272            5,787             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                       $14.30           $14.30           $14.40             N/A              N/A
    End of period                             $14.43           $14.30           $14.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,547           10,070            2,843             N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.87           $10.11             N/A              N/A
    End of period                             $12.01           $11.39           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          758              767              330              N/A              N/A

JNL/AIM Premier Equity II Division(412)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.25            $8.67             N/A
    End of period                               N/A              N/A             $9.03            $9.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.06             N/A              N/A              N/A
    End of period                             $15.36           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,428            1,428             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(201)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.60           $11.11            $8.21            $7.45
    End of period                             $13.76           $12.29           $11.60           $11.11            $8.21
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Alger Growth Division(207)

  Accumulation unit value:
    Beginning of period                       $17.68           $16.11           $15.70           $11.88           $11.99
    End of period                             $18.14           $17.68           $16.11           $15.70           $11.88
  Accumulation units outstanding
  at the end of period                         1,214            1,260            1,308              -                -

JNL/Alliance Capital Growth Division(205)

  Accumulation unit value:
    Beginning of period                         N/A             $9.34            $8.99            $7.40            $7.21
    End of period                               N/A             $8.47            $9.34            $8.99            $7.40
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(181)

  Accumulation unit value:
    Beginning of period                       $16.12           $15.95           $15.35           $12.61           $12.84
    End of period                             $17.70           $16.12           $15.95           $15.35           $12.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Eagle SmallCap Equity Division(219)

  Accumulation unit value:
    Beginning of period                       $18.20           $18.16           $15.65           $11.44           $11.08
    End of period                             $21.36           $18.20           $18.16           $15.65           $11.44
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/FMR Balanced Division(175)

  Accumulation unit value:
    Beginning of period                       $10.52            $9.78            $9.14            $8.22            $8.48
    End of period                             $11.39           $10.52            $9.78            $9.14            $8.22
  Accumulation units outstanding
  at the end of period                         8,430            7,074            1,503              -                -

JNL/FMR MidCap Equity Division(886)

  Accumulation unit value:
    Beginning of period                       $19.99           $19.23             N/A              N/A              N/A
    End of period                             $21.89           $19.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          244              244              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(912)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.79             N/A              N/A              N/A
    End of period                             $12.50           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               986              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(879)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.12             N/A              N/A              N/A
    End of period                             $12.69           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,923            2,923             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1185)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          220              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(374)

  Accumulation unit value:
    Beginning of period                       $13.37           $12.36           $10.87            $9.14             N/A
    End of period                             $16.02           $13.37           $12.36           $10.87             N/A
  Accumulation units outstanding
  at the end of period                         3,475            3,475              -                -               N/A

JNL/JPMorgan International Value
Division(219)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.84            $8.22            $6.03            $6.12
    End of period                             $14.71           $11.40            $9.84            $8.22            $6.03
  Accumulation units outstanding
  at the end of period                         3,423            3,692            2,466              -                -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(312)

  Accumulation unit value:
    Beginning of period                       $17.24           $16.21           $13.30           $10.40             N/A
    End of period                             $19.30           $17.24           $16.21           $13.30             N/A
  Accumulation units outstanding
  at the end of period                         3,344            2,996            3,547              -               N/A

JNL/Lazard Small Cap Value Division(200)

  Accumulation unit value:
    Beginning of period                       $14.07           $13.76           $12.20            $9.00            $8.46
    End of period                             $16.07           $14.07           $13.76           $12.20            $9.00
  Accumulation units outstanding
  at the end of period                         5,989            4,888            3,307              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.43             N/A              N/A              N/A              N/A
    End of period                             $11.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,130             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                       $14.92           $15.75           $13.21           $10.22           $10.18
    End of period                             $15.71           $14.92           $15.75           $13.21           $10.22
  Accumulation units outstanding
  at the end of period                           -              7,573            4,218              -                -

JNL/MCM Bond Index Division(233)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.82           $10.68           $10.62           $10.48
    End of period                             $10.91           $10.77           $10.82           $10.68           $10.62
  Accumulation units outstanding
  at the end of period                          844              844               -                -                -

JNL/MCM Communications Sector
Division(810)

  Accumulation unit value:
    Beginning of period                        $4.29            $4.04             N/A              N/A              N/A
    End of period                              $5.70            $4.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(954)

  Accumulation unit value:
    Beginning of period                        $9.91            $9.87             N/A              N/A              N/A
    End of period                             $10.98            $9.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,115             N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                       $12.69           $13.77           $13.68           $11.10            $9.96
    End of period                             $16.06           $12.69           $13.77           $13.68           $11.10
  Accumulation units outstanding
  at the end of period                         4,948            2,698            2,144              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1201)

  Accumulation unit value:
    Beginning of period                       $11.52             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(195)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.91            $7.28            $5.77            $5.63
    End of period                              $9.21            $8.06            $7.91            $7.28            $5.77
  Accumulation units outstanding
  at the end of period                         5,249            5,449            5,659              -                -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                       $16.38           $15.22           $12.25            $9.64            $9.99
    End of period                             $22.40           $16.38           $15.22           $12.25            $9.64
  Accumulation units outstanding
  at the end of period                         1,866           10,989            3,728              -                -

JNL/MCM Healthcare Sector Division(553)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.29           $10.41             N/A              N/A
    End of period                             $11.23           $10.82           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             26,523              -               N/A              N/A

JNL/MCM International Index Division(317)

  Accumulation unit value:
    Beginning of period                       $14.66           $13.24           $11.34            $8.30             N/A
    End of period                             $18.00           $14.66           $13.24           $11.34             N/A
  Accumulation units outstanding
  at the end of period                         7,634            7,618            3,301              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.81             N/A              N/A              N/A
    End of period                             $13.67           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,202           33,810             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(879)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.55             N/A              N/A              N/A
    End of period                             $10.71           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,080            3,080             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(726)

  Accumulation unit value:
    Beginning of period                       $22.19           $16.60           $16.60             N/A              N/A
    End of period                             $26.20           $22.19           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,002             417               -               N/A              N/A

JNL/MCM S&P 10 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                       $17.25           $12.86           $11.16            $9.59           $10.61
    End of period                             $17.62           $17.25           $12.86           $11.16            $9.59
  Accumulation units outstanding
  at the end of period                         1,348            7,956             889               -                -

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(218)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.54           $11.09            $8.43            $8.50
    End of period                             $14.72           $13.73           $12.54           $11.09            $8.43
  Accumulation units outstanding
  at the end of period                         5,965            4,452            3,418              -                -

JNL/MCM S&P 500 Index Division(195)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.24            $9.52            $7.62            $8.25
    End of period                             $11.74           $10.44           $10.24            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                        11,780            9,838            1,898              -                -

JNL/MCM Select Small-Cap Division
(NY)(194)

  Accumulation unit value:
    Beginning of period                       $18.16           $17.09           $15.58           $10.78           $10.17
    End of period                             $19.76           $18.16           $17.09           $15.58           $10.78
  Accumulation units outstanding
  at the end of period                           -              4,072            2,553              -                -

JNL/MCM Small Cap Index Division(218)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.85           $11.20            $7.86            $7.89
    End of period                             $15.03           $13.09           $12.85           $11.20            $7.86
  Accumulation units outstanding
  at the end of period                         4,448            3,762            4,435              -                -

JNL/MCM Technology Sector Division(830)

  Accumulation unit value:
    Beginning of period                        $5.47            $5.01             N/A              N/A              N/A
    End of period                              $5.84            $5.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,491            7,752             N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(772)

  Accumulation unit value:
    Beginning of period                       $15.42           $11.89             N/A              N/A              N/A
    End of period                             $14.84           $15.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,911            6,169             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(850)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.11             N/A              N/A              N/A
    End of period                             $13.00           $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,986           14,986             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(181)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.97            $9.52            $6.93            $7.20
    End of period                             $13.94           $12.19           $10.97            $9.52            $6.93
  Accumulation units outstanding
  at the end of period                         7,088            7,088            2,135              -                -

JNL/Oppenheimer Growth Division(208)

  Accumulation unit value:
    Beginning of period                        $8.46            $7.93            $7.79            $6.77            $7.37
    End of period                              $8.68            $8.46            $7.93            $7.79            $6.77
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(175)

  Accumulation unit value:
    Beginning of period                       $13.13           $13.13           $12.87           $12.57           $12.25
    End of period                             $13.28           $13.13           $13.13           $12.87           $12.57
  Accumulation units outstanding
  at the end of period                         6,510            7,011             864               -                -

JNL/PPM America High Yield Bond
Division(219)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.33           $12.36           $11.97
    End of period                               N/A              N/A            $14.72           $14.33           $12.36
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(374)

  Accumulation unit value:
    Beginning of period                       $19.68           $18.52           $16.76           $14.89             N/A
    End of period                             $21.88           $19.68           $18.52           $16.76             N/A
  Accumulation units outstanding
  at the end of period                         2,749            2,750             724               -               N/A

JNL/Putnam Midcap Growth Division(401)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.27            $6.27            $5.93             N/A
    End of period                              $8.23            $7.96            $7.27            $6.27             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Putnam Value Equity Division(196)

  Accumulation unit value:
    Beginning of period                       $18.64           $18.18           $16.95           $13.92           $12.95
    End of period                             $20.59           $18.64           $18.18           $16.95           $13.92
  Accumulation units outstanding
  at the end of period                         1,575            1,576             717               -                -

JNL/S&P Core Index 100 Division(214)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $8.47            $8.52
    End of period                               N/A              N/A            $10.23           $10.10            $8.47
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(197)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.00            $7.88            $7.43
    End of period                               N/A              N/A            $10.15           $10.00            $7.88
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I(201)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.77            $7.72            $7.07
    End of period                               N/A              N/A             $9.89            $9.77            $7.72
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Managed Aggressive Growth
Division(205)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.93           $10.84            $8.75            $8.05
    End of period                             $14.29           $12.65           $11.93           $10.84            $8.75
  Accumulation units outstanding
  at the end of period                         2,827            2,894            1,898              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(815)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.13             N/A              N/A              N/A
    End of period                             $11.00           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          342              330              N/A              N/A              N/A

JNL/S&P Managed Growth Division(178)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.15           $11.16            $9.55            $9.55
    End of period                             $14.23           $12.76           $12.15           $11.16            $9.38
  Accumulation units outstanding
  at the end of period                        29,256           27,155           22,700           14,499              -

JNL/S&P Managed Moderate Division(700)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.48           $10.16             N/A              N/A
    End of period                             $11.60           $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,861           22,923             196              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(205)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.86           $11.08            $9.06            $9.06
    End of period                             $13.53           $12.34           $11.86           $11.08            $9.63
  Accumulation units outstanding
  at the end of period                        41,462           27,993           18,519            2,805              -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(182)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.48            $8.22            $8.40
    End of period                               N/A              N/A            $10.66           $10.48            $8.22
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Select Balanced Division(181)

  Accumulation unit value:
    Beginning of period                       $21.73           $21.11           $19.49           $16.40           $16.25
    End of period                             $24.14           $21.73           $21.11           $19.49           $16.40
  Accumulation units outstanding
  at the end of period                         2,106            1,180            1,220              -                -

JNL/Select Global Growth Division(994)

  Accumulation unit value:
    Beginning of period                       $22.27             N/A              N/A              N/A              N/A
    End of period                             $23.47             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(514)

  Accumulation unit value:
    Beginning of period                       $24.49           $23.95           $22.84             N/A              N/A
    End of period                             $25.04           $24.49           $23.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,639            3,813             934              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(231)

  Accumulation unit value:
    Beginning of period                       $11.26           $11.22           $11.39           $11.60           $11.62
    End of period                             $11.50           $11.26           $11.22           $11.39           $11.60
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Select Value Division(312)

  Accumulation unit value:
    Beginning of period                       $17.03           $16.12           $14.37           $10.82             N/A
    End of period                             $20.13           $17.03           $16.12           $14.37             N/A
  Accumulation units outstanding
  at the end of period                         2,014            2,360            2,136              -               N/A

JNL/T.Rowe Price Established Growth
Division(363)

  Accumulation unit value:
    Beginning of period                       $24.52           $23.65           $22.02           $20.08             N/A
    End of period                             $27.24           $24.52           $23.65           $22.02             N/A
  Accumulation units outstanding
  at the end of period                         5,194            5,238            1,399              -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(200)

  Accumulation unit value:
    Beginning of period                       $34.23           $30.70           $26.61           $19.65           $17.73
    End of period                             $35.73           $34.23           $30.70           $26.61           $19.65
  Accumulation units outstanding
  at the end of period                         3,165            2,150             767               -                -

JNL/T.Rowe Price Value Division(313)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.68           $11.26            $8.86             N/A
    End of period                             $15.42           $13.15           $12.68           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         2,239            2,303            1,823              -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.23           $12.30           $11.98             N/A              N/A
    End of period                             $13.21           $12.23           $12.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,683            1,747            1,815             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(313)

  Accumulation unit value:
    Beginning of period                       $17.13           $17.08           $16.35           $15.50             N/A
    End of period                             $17.53           $17.13           $17.08           $16.35             N/A
  Accumulation units outstanding
  at the end of period                         1,985             729               -                -               N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(205)

  Accumulation unit value:
    Beginning of period                       $14.29           $14.29           $14.08           $14.24           $14.22
    End of period                             $14.42           $14.29           $14.29           $14.08           $14.24
  Accumulation units outstanding
  at the end of period                          706             1,293              -                -                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.31%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(848)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.66             N/A              N/A              N/A
    End of period                             $15.36           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,606             772              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(926)

  Accumulation unit value:
    Beginning of period                       $17.61           $16.51             N/A              N/A              N/A
    End of period                             $18.06           $17.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          658              700              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(893)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.11             N/A              N/A              N/A
    End of period                             $11.38           $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,347            2,343             N/A              N/A              N/A

JNL/FMR MidCap Equity Division(893)

  Accumulation unit value:
    Beginning of period                       $19.96           $19.09             N/A              N/A              N/A
    End of period                             $21.86           $19.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          781              743              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(871)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.79             N/A              N/A              N/A
    End of period                             $12.49           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,380            3,546             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(834)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.27             N/A              N/A              N/A
    End of period                             $12.69           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          334              399              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(851)

  Accumulation unit value:
    Beginning of period                       $13.36           $11.91             N/A              N/A              N/A
    End of period                             $16.00           $13.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          439              332              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(716)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.83            $9.47             N/A              N/A
    End of period                             $14.70           $11.39            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,730            8,365            2,119             N/A              N/A

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.48             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(528)

  Accumulation unit value:
    Beginning of period                       $17.23           $16.20           $14.27             N/A              N/A
    End of period                             $19.29           $17.23           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,938            2,880            1,022             N/A              N/A

JNL/Lazard Small Cap Value Division(528)

  Accumulation unit value:
    Beginning of period                       $14.06           $13.75           $12.83             N/A              N/A
    End of period                             $16.05           $14.06           $13.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,023            2,963            1,077             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.42             N/A              N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,498             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(706)

  Accumulation unit value:
    Beginning of period                       $14.92           $15.74           $15.02             N/A              N/A
    End of period                             $15.71           $14.92           $15.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,984            1,245             N/A              N/A

JNL/MCM Bond Index Division(857)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.95             N/A              N/A              N/A
    End of period                             $10.91           $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,054            3,027             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1188)

  Accumulation unit value:
    Beginning of period                        $5.48             N/A              N/A              N/A              N/A
    End of period                              $5.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          144              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(528)

  Accumulation unit value:
    Beginning of period                       $12.69           $13.77           $13.83             N/A              N/A
    End of period                             $16.06           $12.69           $13.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,783            9,329            1,330             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1079)

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(834)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.03             N/A              N/A              N/A
    End of period                             $13.91           $11.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          575              608              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(706)

  Accumulation unit value:
    Beginning of period                       $16.37           $15.22           $14.59             N/A              N/A
    End of period                             $22.39           $16.37           $15.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,444           10,315            1,478             N/A              N/A

JNL/MCM Healthcare Sector Division(732)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.28           $10.21             N/A              N/A
    End of period                             $11.22           $10.81           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,444            4,032             163              N/A              N/A

JNL/MCM International Index Division(524)

  Accumulation unit value:
    Beginning of period                       $14.66           $13.24           $11.64             N/A              N/A
    End of period                             $17.99           $14.66           $13.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,562           14,379            3,319             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.89           $10.47             N/A              N/A
    End of period                             $13.67           $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        80,423           79,396             222              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(732)

  Accumulation unit value:
    Beginning of period                       $22.18           $16.59           $16.70             N/A              N/A
    End of period                             $26.18           $22.18           $16.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,580            2,471             100              N/A              N/A

JNL/MCM S&P 10 Division (NY)(732)

  Accumulation unit value:
    Beginning of period                       $17.24           $12.86           $12.76             N/A              N/A
    End of period                             $17.62           $17.24           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,759            9,957             130              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(524)

  Accumulation unit value:
    Beginning of period                       $13.70           $12.52           $11.48             N/A              N/A
    End of period                             $14.69           $13.70           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,694            9,784            3,075             N/A              N/A

JNL/MCM S&P 500 Index Division(524)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.23            $9.77             N/A              N/A
    End of period                             $11.74           $10.44           $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,700           13,448            7,032             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(732)

  Accumulation unit value:
    Beginning of period                       $18.16           $17.09           $17.03             N/A              N/A
    End of period                             $19.75           $18.16           $17.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,274             73               N/A              N/A

JNL/MCM Small Cap Index Division(524)

  Accumulation unit value:
    Beginning of period                       $13.07           $12.83           $11.68             N/A              N/A
    End of period                             $15.01           $13.07           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,124            2,952            1,119             N/A              N/A

JNL/MCM Technology Sector Division(732)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.46            $5.44             N/A              N/A
    End of period                              $5.84            $5.46            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,650            3,313             306              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(706)

  Accumulation unit value:
    Beginning of period                       $15.41           $11.35           $10.71             N/A              N/A
    End of period                             $14.83           $15.41           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,857           21,621            1,567             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.06           $11.04             N/A              N/A
    End of period                             $13.00           $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,233           16,083             603              N/A              N/A

JNL/Oppenheimer Global Growth
Division(719)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.96           $10.80             N/A              N/A
    End of period                             $13.93           $12.19           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,586           10,156            1,386             N/A              N/A

JNL/Oppenheimer Growth Division(893)

  Accumulation unit value:
    Beginning of period                        $8.47            $8.10             N/A              N/A              N/A
    End of period                              $8.68            $8.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,903            2,627             N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(827)

  Accumulation unit value:
    Beginning of period                       $13.12           $13.19             N/A              N/A              N/A
    End of period                             $13.27           $13.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,712           10,492             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(926)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.43             N/A              N/A              N/A
    End of period                              $8.22            $7.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,487            2,487             N/A              N/A              N/A

JNL/Putnam Value Equity Division(926)

  Accumulation unit value:
    Beginning of period                       $18.62           $17.93             N/A              N/A              N/A
    End of period                             $20.56           $18.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          606              606              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(485)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.76            $9.75             N/A
    End of period                               N/A              N/A             $9.88            $9.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,543             N/A

JNL/S&P Managed Aggressive Growth
Division(485)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.93           $10.84           $10.83             N/A
    End of period                             $14.28           $12.64           $11.93           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        18,271           18,316            8,761            2,285             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(916)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.33             N/A              N/A              N/A
    End of period                             $11.00           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,707            3,707             N/A              N/A              N/A

JNL/S&P Managed Growth Division(485)

  Accumulation unit value:
    Beginning of period                       $12.75           $12.14           $11.15           $11.15             N/A
    End of period                             $14.22           $12.75           $12.14           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        71,453           71,245           12,439            2,212             N/A

JNL/S&P Managed Moderate Division(720)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.48           $10.30             N/A              N/A
    End of period                             $11.60           $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,129           53,509             271              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(485)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.86           $11.07           $11.05             N/A
    End of period                             $13.52           $12.33           $11.86           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        39,802           40,608             161             2,222             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(916)

  Accumulation unit value:
    Beginning of period                       $21.70           $21.35             N/A              N/A              N/A
    End of period                             $24.11           $21.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          223              223              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(827)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.19             N/A              N/A              N/A
    End of period                             $11.49           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,457           18,707             N/A              N/A              N/A

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                       $18.32             N/A              N/A              N/A              N/A
    End of period                             $20.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          102              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(763)

  Accumulation unit value:
    Beginning of period                       $34.19           $29.97             N/A              N/A              N/A
    End of period                             $35.68           $34.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          719              761              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(528)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.67           $11.73             N/A              N/A
    End of period                             $15.41           $13.14           $12.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,379            1,351             931              N/A              N/A

JNL/Western Asset High Yield Bond
Division(716)

  Accumulation unit value:
    Beginning of period                       $12.21           $12.29           $12.18             N/A              N/A
    End of period                             $13.19           $12.21           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,103            5,615             427              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(716)

  Accumulation unit value:
    Beginning of period                       $17.11           $17.06           $16.87             N/A              N/A
    End of period                             $17.51           $17.11           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,438            4,251             308              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(828)

  Accumulation unit value:
    Beginning of period                       $14.28           $14.36             N/A              N/A              N/A
    End of period                             $14.41           $14.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,128            1,206             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.32%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(649)

  Accumulation unit value:
    Beginning of period                       $11.38           $10.86            $9.83             N/A              N/A
    End of period                             $12.00           $11.38           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          393              556              635              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(834)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.49             N/A              N/A              N/A
    End of period                             $15.35           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,124             535              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(652)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.59            $9.94             N/A              N/A
    End of period                             $13.73           $12.27           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(540)

  Accumulation unit value:
    Beginning of period                       $16.09           $15.93           $15.18             N/A              N/A
    End of period                             $17.66           $16.09           $15.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,328           12,050           10,794             N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(540)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.77            $9.17             N/A              N/A
    End of period                             $11.37           $10.51            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,285           18,461           17,869             N/A              N/A

JNL/FMR MidCap Equity Division(1141)

  Accumulation unit value:
    Beginning of period                       $19.33             N/A              N/A              N/A              N/A
    End of period                             $21.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          368              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,764             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1016)

  Accumulation unit value:
    Beginning of period                       $11.62             N/A              N/A              N/A              N/A
    End of period                             $12.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,046             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(904)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.72             N/A              N/A              N/A
    End of period                             $15.98           $13.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,892             729              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(618)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.83            $8.44             N/A              N/A
    End of period                             $14.68           $11.39            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,020            3,488            3,549             N/A              N/A

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,600             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(618)

  Accumulation unit value:
    Beginning of period                       $17.21           $16.19           $14.13             N/A              N/A
    End of period                             $19.27           $17.21           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,429            2,976            1,328             N/A              N/A

JNL/Lazard Small Cap Value Division(795)

  Accumulation unit value:
    Beginning of period                       $14.05           $13.37             N/A              N/A              N/A
    End of period                             $16.04           $14.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,390            1,291             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.41             N/A              N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,129             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                       $14.91           $15.74           $14.04             N/A              N/A
    End of period                             $15.71           $14.91           $15.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,959           21,722             N/A              N/A

JNL/MCM Bond Index Division(536)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.82           $10.91             N/A              N/A
    End of period                             $10.90           $10.76           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,871           15,887           11,568             N/A              N/A

JNL/MCM Communications Sector
Division(616)

  Accumulation unit value:
    Beginning of period                        $4.28            $4.34            $3.87             N/A              N/A
    End of period                              $5.70            $4.28            $4.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,161            1,387            1,719             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                       $12.69           $13.77           $12.88             N/A              N/A
    End of period                             $16.05           $12.69           $13.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,088            8,642            2,102             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1034)

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,369             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(547)

  Accumulation unit value:
    Beginning of period                        $8.05            $7.90            $7.35             N/A              N/A
    End of period                              $9.19            $8.05            $7.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,269            4,353            1,818             N/A              N/A

JNL/MCM Financial Sector Division(536)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.56           $10.73             N/A              N/A
    End of period                             $13.90           $11.99           $11.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,729            5,608            4,759             N/A              N/A

JNL/MCM Global 15 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                       $16.37           $15.21           $12.68             N/A              N/A
    End of period                             $22.38           $16.37           $15.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,667           13,547            2,996             N/A              N/A

JNL/MCM Healthcare Sector Division(536)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.27           $10.13             N/A              N/A
    End of period                             $11.22           $10.80           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,278            5,325            3,692             N/A              N/A

JNL/MCM International Index Division(536)

  Accumulation unit value:
    Beginning of period                       $14.65           $13.23           $11.26             N/A              N/A
    End of period                             $17.98           $14.65           $13.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,408           21,333           15,932             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(814)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.54             N/A              N/A              N/A
    End of period                             $13.66           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,958            8,229             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division(1147)

  Accumulation unit value:
    Beginning of period                        $9.82             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,508             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(903)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.14             N/A              N/A              N/A
    End of period                             $10.70           $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(616)

  Accumulation unit value:
    Beginning of period                       $22.17           $16.59           $14.60             N/A              N/A
    End of period                             $26.17           $22.17           $16.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,722            1,445            3,220             N/A              N/A

JNL/MCM S&P 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                       $17.24           $12.86           $11.04             N/A              N/A
    End of period                             $17.61           $17.24           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,883            8,627           29,174             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(536)

  Accumulation unit value:
    Beginning of period                       $13.70           $12.52           $11.25             N/A              N/A
    End of period                             $14.68           $13.70           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,581           24,009           32,650             N/A              N/A

JNL/MCM S&P 500 Index Division(536)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.23            $9.42             N/A              N/A
    End of period                             $11.73           $10.43           $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,423           31,857           24,701             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(623)

  Accumulation unit value:
    Beginning of period                       $18.15           $17.08           $14.41             N/A              N/A
    End of period                             $19.75           $18.15           $17.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,298            1,736             N/A              N/A

JNL/MCM Small Cap Index Division(536)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.83           $11.34             N/A              N/A
    End of period                             $15.00           $13.06           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,677           23,671           25,195             N/A              N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.46            $5.24             N/A              N/A
    End of period                              $5.84            $5.46            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,644           10,377            8,463             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(834)

  Accumulation unit value:
    Beginning of period                       $15.41           $11.93             N/A              N/A              N/A
    End of period                             $14.83           $15.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,581           12,958             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(982)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.95             N/A              N/A              N/A
    End of period                             $13.00           $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(547)

  Accumulation unit value:
    Beginning of period                       $12.18           $10.96            $9.79             N/A              N/A
    End of period                             $13.92           $12.18           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,454            2,982            2,431             N/A              N/A

JNL/Oppenheimer Growth Division(649)

  Accumulation unit value:
    Beginning of period                        $8.46            $7.93            $7.26             N/A              N/A
    End of period                              $8.67            $8.46            $7.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          887             1,255            1,433             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(485)

  Accumulation unit value:
    Beginning of period                       $13.11           $13.12           $12.85           $12.84             N/A
    End of period                             $13.26           $13.11           $13.12           $12.85             N/A
  Accumulation units outstanding
  at the end of period                         8,392            7,981           12,376            4,812             N/A

JNL/PPM America High Yield Bond
Division(616)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.32             N/A              N/A
    End of period                               N/A              N/A            $14.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(830)

  Accumulation unit value:
    Beginning of period                       $19.64           $17.59             N/A              N/A              N/A
    End of period                             $21.82           $19.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          318              319              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(621)

  Accumulation unit value:
    Beginning of period                        $7.95            $7.26            $6.21             N/A              N/A
    End of period                              $8.22            $7.95            $7.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          662              663              663              N/A              N/A

JNL/Putnam Value Equity Division(649)

  Accumulation unit value:
    Beginning of period                       $18.60           $18.14           $16.78             N/A              N/A
    End of period                             $20.54           $18.60           $18.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          384              544              621              N/A              N/A

JNL/S&P Core Index 100 Division(664)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.18             N/A              N/A
    End of period                               N/A              N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(621)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.62             N/A              N/A
    End of period                               N/A              N/A             $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.92           $10.98             N/A              N/A
    End of period                             $14.26           $12.63           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,393           49,940           60,957             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.29            $9.96             N/A              N/A
    End of period                             $10.99           $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          187              187               -               N/A              N/A

JNL/S&P Managed Growth Division(591)

  Accumulation unit value:
    Beginning of period                       $12.74           $12.14           $11.20             N/A              N/A
    End of period                             $14.21           $12.74           $12.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,850            9,075           26,599             N/A              N/A

JNL/S&P Managed Moderate Division(787)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.37             N/A              N/A              N/A
    End of period                             $11.63           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          267              224              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(547)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.85           $11.20             N/A              N/A
    End of period                             $13.50           $12.32           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,483           45,587           20,759             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division(1147)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $10.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          925              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                       $21.68           $21.07           $19.75             N/A              N/A
    End of period                             $24.08           $21.68           $21.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,238            9,591            8,609             N/A              N/A

JNL/Select Global Growth Division(1136)

  Accumulation unit value:
    Beginning of period                       $21.75             N/A              N/A              N/A              N/A
    End of period                             $23.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          82               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $24.44           $23.90           $21.56             N/A              N/A
    End of period                             $24.98           $24.44           $23.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          191              191              191              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(717)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.20           $11.20             N/A              N/A
    End of period                             $11.49           $11.25           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,744           97,060             234              N/A              N/A

JNL/Select Value Division(536)

  Accumulation unit value:
    Beginning of period                       $17.02           $16.11           $14.36             N/A              N/A
    End of period                             $20.11           $17.02           $16.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,666            4,832            5,012             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(618)

  Accumulation unit value:
    Beginning of period                       $24.46           $23.60           $21.55             N/A              N/A
    End of period                             $27.18           $24.46           $23.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          960              978             1,849             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(618)

  Accumulation unit value:
    Beginning of period                       $34.15           $30.64           $27.04             N/A              N/A
    End of period                             $35.64           $34.15           $30.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,051            2,147            1,276             N/A              N/A

JNL/T.Rowe Price Value Division(653)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.69           $11.37             N/A              N/A
    End of period                             $15.42           $13.15           $12.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,197            4,837              7               N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.21           $12.29           $11.97             N/A              N/A
    End of period                             $13.18           $12.21           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,356            1,599            3,963             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(536)

  Accumulation unit value:
    Beginning of period                       $17.10           $17.05           $16.53             N/A              N/A
    End of period                             $17.49           $17.10           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,551             763             1,695             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                       $14.26           $14.26           $14.37             N/A              N/A
    End of period                             $14.39           $14.26           $14.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,271            4,087            4,992             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.345%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(611)

  Accumulation unit value:
    Beginning of period                       $11.37           $10.85           $10.40             N/A              N/A
    End of period                             $11.98           $11.37           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          546              253              311              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1156)

  Accumulation unit value:
    Beginning of period                       $14.05             N/A              N/A              N/A              N/A
    End of period                             $15.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          501              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(611)

  Accumulation unit value:
    Beginning of period                       $18.12           $18.10           $16.35             N/A              N/A
    End of period                             $21.26           $18.12           $18.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          65               81               99               N/A              N/A

JNL/FMR Balanced Division(612)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.75            $9.08             N/A              N/A
    End of period                             $11.35           $10.48            $9.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          253             8,011              -               N/A              N/A

JNL/FMR MidCap Equity Division(611)

  Accumulation unit value:
    Beginning of period                       $19.89           $19.18           $17.24             N/A              N/A
    End of period                             $21.78           $19.89           $19.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          254              76               94               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,747             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(858)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.33             N/A              N/A              N/A
    End of period                             $12.57           $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          19                7               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(877)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.09             N/A              N/A              N/A
    End of period                             $12.68           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          419             1,118             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(611)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.81            $8.51             N/A              N/A
    End of period                             $14.65           $11.36            $9.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,188            1,686             190              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(611)

  Accumulation unit value:
    Beginning of period                       $17.18           $16.16           $14.38             N/A              N/A
    End of period                             $19.23           $17.18           $16.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          160              188              794              N/A              N/A

JNL/Lazard Small Cap Value Division(611)

  Accumulation unit value:
    Beginning of period                       $14.02           $13.72           $12.63             N/A              N/A
    End of period                             $16.00           $14.02           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          251              104              128              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.39             N/A              N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          626              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                       $14.90           $15.73           $15.09             N/A              N/A
    End of period                             $15.69           $14.90           $15.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,634             209              N/A              N/A

JNL/MCM Bond Index Division(726)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.81           $10.86             N/A              N/A
    End of period                             $10.88           $10.75           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          486              301              23               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(633)

  Accumulation unit value:
    Beginning of period                        $9.88           $10.37            $9.04             N/A              N/A
    End of period                             $10.95            $9.88           $10.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               832              N/A              N/A

JNL/MCM Dow 10 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                       $12.67           $13.76           $13.24             N/A              N/A
    End of period                             $16.03           $12.67           $13.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          741              395              351              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1153)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,317             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                       $16.35           $15.20           $14.66             N/A              N/A
    End of period                             $22.36           $16.35           $15.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,117            3,728             903              N/A              N/A

JNL/MCM Healthcare Sector Division(784)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.23             N/A              N/A              N/A
    End of period                             $11.19           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(978)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.67             N/A              N/A              N/A
    End of period                             $17.96           $14.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          546              966              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.89           $10.53             N/A              N/A
    End of period                             $13.66           $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,537            9,161            4,795             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1205)

  Accumulation unit value:
    Beginning of period                       $10.77             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          578              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(727)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.82           $10.70             N/A              N/A
    End of period                             $10.69           $10.47           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          143              143              143              N/A              N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $22.13           $16.56           $14.56             N/A              N/A
    End of period                             $26.12           $22.13           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,710            1,475              -               N/A              N/A

JNL/MCM S&P 10 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                       $17.22           $12.85           $12.30             N/A              N/A
    End of period                             $17.59           $17.22           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          379             6,711             378              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(784)

  Accumulation unit value:
    Beginning of period                       $13.68           $12.57             N/A              N/A              N/A
    End of period                             $14.66           $13.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,774             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(633)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.22            $9.31             N/A              N/A
    End of period                             $11.72           $10.42           $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          352             2,855            1,708             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(704)

  Accumulation unit value:
    Beginning of period                       $18.14           $17.07           $16.04             N/A              N/A
    End of period                             $19.73           $18.14           $17.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               385              196              N/A              N/A

JNL/MCM Small Cap Index Division(784)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.30             N/A              N/A              N/A
    End of period                             $14.98           $13.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               392              N/A              N/A              N/A

JNL/MCM Technology Sector Division(799)

  Accumulation unit value:
    Beginning of period                        $5.45            $4.97             N/A              N/A              N/A
    End of period                              $5.83            $5.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          311              311              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                       $15.41           $11.35           $10.31             N/A              N/A
    End of period                             $14.82           $15.41           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,233           11,296            2,902             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(784)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.12             N/A              N/A              N/A
    End of period                             $12.99           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,225            1,174             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(611)

  Accumulation unit value:
    Beginning of period                       $12.17           $10.95            $9.60             N/A              N/A
    End of period                             $13.90           $12.17           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,290             145              169              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(611)

  Accumulation unit value:
    Beginning of period                       $13.09           $13.09           $12.79             N/A              N/A
    End of period                             $13.23           $13.09           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          341              888             1,022             N/A              N/A

JNL/PPM America High Yield Bond
Division(567)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.34             N/A              N/A
    End of period                               N/A              N/A            $14.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(728)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.70           $11.69             N/A              N/A
    End of period                             $13.99           $12.39           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          26               14                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.29            $9.96             N/A              N/A
    End of period                             $10.99           $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Growth Division(540)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.11           $11.20             N/A              N/A
    End of period                             $14.18           $12.71           $12.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,845             669              627              N/A              N/A

JNL/S&P Managed Moderate Division(862)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.43             N/A              N/A              N/A
    End of period                             $11.59           $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(575)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.83           $10.74             N/A              N/A
    End of period                             $13.47           $12.30           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,991           13,658           13,109             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(722)

  Accumulation unit value:
    Beginning of period                       $21.62           $21.02           $20.67             N/A              N/A
    End of period                             $24.01           $21.62           $21.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          111             2,174            1,963             N/A              N/A

JNL/Select Global Growth Division(1205)

  Accumulation unit value:
    Beginning of period                       $23.24             N/A              N/A              N/A              N/A
    End of period                             $23.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          229              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(979)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.20             N/A              N/A              N/A
    End of period                             $11.44           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,499            7,263             N/A              N/A              N/A

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                       $17.01           $16.10           $14.72             N/A              N/A
    End of period                             $20.09           $17.01           $16.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          213              214              220              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(737)

  Accumulation unit value:
    Beginning of period                       $24.40           $23.54           $23.54             N/A              N/A
    End of period                             $27.10           $24.40           $23.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          715              94               39               N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(858)

  Accumulation unit value:
    Beginning of period                       $34.34           $30.35             N/A              N/A              N/A
    End of period                             $35.75           $34.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          155               2               N/A              N/A              N/A

JNL/T.Rowe Price Value Division(611)

  Accumulation unit value:
    Beginning of period                       $13.12           $12.65           $11.53             N/A              N/A
    End of period                             $15.38           $13.12           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          524              525             2,411             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.18           $12.26           $11.95             N/A              N/A
    End of period                             $13.15           $12.18           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          599              161            24,937             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(611)

  Accumulation unit value:
    Beginning of period                       $17.05           $17.01           $16.18             N/A              N/A
    End of period                             $17.43           $17.05           $17.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          674              81               100              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(611)

  Accumulation unit value:
    Beginning of period                       $14.22           $14.23           $13.92             N/A              N/A
    End of period                             $14.35           $14.22           $14.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,327             630             1,787             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.35%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(439)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.75            $9.12            $8.74             N/A
    End of period                             $11.35           $10.49            $9.75            $9.12             N/A
  Accumulation units outstanding
  at the end of period                         4,569            4,576            4,414            4,414             N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(980)

  Accumulation unit value:
    Beginning of period                       $11.36           $11.36             N/A              N/A              N/A
    End of period                             $14.64           $11.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          144              151              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(980)

  Accumulation unit value:
    Beginning of period                       $17.17           $17.18             N/A              N/A              N/A
    End of period                             $19.22           $17.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          95               100              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(980)

  Accumulation unit value:
    Beginning of period                       $14.02           $14.02             N/A              N/A              N/A
    End of period                             $15.99           $14.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          116              122              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.39             N/A              N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,854             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                       $14.90           $15.73           $13.20           $11.47             N/A
    End of period                             $15.69           $14.90           $15.73           $13.20             N/A
  Accumulation units outstanding
  at the end of period                           -              1,346            1,346            1,346             N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                       $12.67           $13.76           $13.67           $11.98             N/A
    End of period                             $16.03           $12.67           $13.76           $13.67             N/A
  Accumulation units outstanding
  at the end of period                         1,416            1,422            1,288            1,288             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(752)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.59             N/A              N/A              N/A
    End of period                              $9.17            $8.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,239            1,418             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                       $16.35           $15.20           $12.24           $11.72             N/A
    End of period                             $22.35           $16.35           $15.20           $12.24             N/A
  Accumulation units outstanding
  at the end of period                         1,317            1,317            1,317            1,317             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                       $17.22           $12.85           $11.16           $10.40             N/A
    End of period                             $17.59           $17.22           $12.85           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         1,484            1,484            1,484            1,484             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(752)

  Accumulation unit value:
    Beginning of period                       $13.68           $11.86             N/A              N/A              N/A
    End of period                             $14.66           $13.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          772              836              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(439)

  Accumulation unit value:
    Beginning of period                       $18.13           $17.07           $15.57           $14.52             N/A
    End of period                             $19.72           $18.13           $17.07           $15.57             N/A
  Accumulation units outstanding
  at the end of period                           -              1,063            1,063            1,063             N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(980)

  Accumulation unit value:
    Beginning of period                       $12.16           $12.17             N/A              N/A              N/A
    End of period                             $13.90           $12.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          134              140              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(439)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.28           $13.84             N/A
    End of period                               N/A              N/A            $14.66           $14.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,787             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(980)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.77             N/A              N/A              N/A
    End of period                             $11.59           $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          303              317              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(825)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.50             N/A              N/A              N/A
    End of period                             $13.47           $12.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             10,077             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(980)

  Accumulation unit value:
    Beginning of period                       $21.61           $21.69             N/A              N/A              N/A
    End of period                             $24.00           $21.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          75               79               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(819)

  Accumulation unit value:
    Beginning of period                       $24.39           $21.80             N/A              N/A              N/A
    End of period                             $27.08           $24.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          431              491              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(980)

  Accumulation unit value:
    Beginning of period                       $34.04           $34.12             N/A              N/A              N/A
    End of period                             $35.52           $34.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          48               50               N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.18           $12.26           $11.94             N/A              N/A
    End of period                             $13.15           $12.18           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,422            3,422            3,422             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.36%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(934)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.36             N/A              N/A              N/A
    End of period                             $13.70           $12.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          298              299              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(934)

  Accumulation unit value:
    Beginning of period                       $18.10           $16.94             N/A              N/A              N/A
    End of period                             $21.23           $18.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          204              204              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(960)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.95             N/A              N/A              N/A
    End of period                             $14.63           $11.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,303            1,303             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.38             N/A              N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          41               N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                       $14.90           $15.59             N/A              N/A              N/A
    End of period                             $15.69           $14.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               32               N/A              N/A              N/A

JNL/MCM Bond Index Division(939)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.68             N/A              N/A              N/A
    End of period                             $10.88           $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          796              687              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                       $12.67           $13.00             N/A              N/A              N/A
    End of period                             $16.04           $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          34               36               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                       $16.36           $14.75             N/A              N/A              N/A
    End of period                             $22.35           $16.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,020             34               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(769)

  Accumulation unit value:
    Beginning of period                       $14.63           $13.23             N/A              N/A              N/A
    End of period                             $17.94           $14.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,790            5,056             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(939)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.12             N/A              N/A              N/A
    End of period                             $13.65           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,214            3,301             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                       $17.21           $13.78             N/A              N/A              N/A
    End of period                             $17.58           $17.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          36               39               N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(769)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.55             N/A              N/A              N/A
    End of period                             $14.65           $13.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,004            5,357             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(769)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.20             N/A              N/A              N/A
    End of period                             $11.71           $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,721            6,671             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(789)

  Accumulation unit value:
    Beginning of period                       $18.13           $16.66             N/A              N/A              N/A
    End of period                             $19.72           $18.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               31               N/A              N/A              N/A

JNL/MCM Small Cap Index Division(769)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.54             N/A              N/A              N/A
    End of period                             $14.97           $13.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,004            5,430             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(960)

  Accumulation unit value:
    Beginning of period                       $15.40           $15.16             N/A              N/A              N/A
    End of period                             $14.82           $15.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               941              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(700)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.88           $11.28             N/A              N/A
    End of period                             $14.21           $12.59           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        216,612          211,022          84,262             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(828)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.52             N/A              N/A              N/A
    End of period                             $14.16           $12.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,186             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.50             N/A              N/A              N/A
    End of period                             $11.59           $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          933              613              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.87             N/A              N/A              N/A
    End of period                             $13.46           $12.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          805              536              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(934)

  Accumulation unit value:
    Beginning of period                       $34.01           $31.07             N/A              N/A              N/A
    End of period                             $35.47           $34.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          171              172              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.37%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.85           $10.02             N/A              N/A
    End of period                             $11.96           $11.36           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,599            4,669            2,197             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(945)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.74             N/A              N/A              N/A
    End of period                             $15.34           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               70               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.57           $10.37             N/A              N/A
    End of period                             $13.70           $12.25           $11.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          544              566              340              N/A              N/A

JNL/Alger Growth Division(634)

  Accumulation unit value:
    Beginning of period                       $17.50           $15.96           $14.03             N/A              N/A
    End of period                             $17.94           $17.50           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,695            1,709            1,315             N/A              N/A

JNL/Alliance Capital Growth Division(506)

  Accumulation unit value:
    Beginning of period                         N/A             $9.29            $9.09             N/A              N/A
    End of period                               N/A             $8.42            $9.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               452              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(646)

  Accumulation unit value:
    Beginning of period                       $16.01           $15.86           $14.21             N/A              N/A
    End of period                             $17.57           $16.01           $15.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,297            8,989            5,672             N/A              N/A

JNL/Eagle SmallCap Equity Division(611)

  Accumulation unit value:
    Beginning of period                       $18.08           $18.06           $16.32             N/A              N/A
    End of period                             $21.21           $18.08           $18.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,663            3,279            2,442             N/A              N/A

JNL/FMR Balanced Division(641)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.74            $8.74             N/A              N/A
    End of period                             $11.33           $10.47            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,869            7,283            7,391             N/A              N/A

JNL/FMR MidCap Equity Division(611)

  Accumulation unit value:
    Beginning of period                       $19.84           $19.13           $17.20             N/A              N/A
    End of period                             $21.71           $19.84           $19.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,054            4,307            4,193             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,273             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(945)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.66             N/A              N/A              N/A
    End of period                             $12.49           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          44               48               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          474              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(628)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.28           $10.34             N/A              N/A
    End of period                             $15.89           $13.27           $12.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,702            2,873            3,016             N/A              N/A

JNL/JPMorgan International Value
Division(611)

  Accumulation unit value:
    Beginning of period                       $11.34            $9.79            $8.50             N/A              N/A
    End of period                             $14.62           $11.34            $9.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,480            7,032            7,098             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(611)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.14           $14.35             N/A              N/A
    End of period                             $19.19           $17.15           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,447           11,102           10,465             N/A              N/A

JNL/Lazard Small Cap Value Division(640)

  Accumulation unit value:
    Beginning of period                       $14.00           $13.69           $11.45             N/A              N/A
    End of period                             $15.97           $14.00           $13.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,814           10,305            9,502             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.37             N/A              N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,946             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                       $14.88           $15.72           $14.24             N/A              N/A
    End of period                             $15.68           $14.88           $15.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,124            6,610             N/A              N/A

JNL/MCM Bond Index Division(506)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.80           $10.73             N/A              N/A
    End of period                             $10.87           $10.74           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,445           38,726           35,735             N/A              N/A

JNL/MCM Communications Sector
Division(670)

  Accumulation unit value:
    Beginning of period                        $4.27            $4.33            $3.98             N/A              N/A
    End of period                              $5.67            $4.27            $4.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          544              545              546              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(634)

  Accumulation unit value:
    Beginning of period                        $9.87           $10.35            $8.86             N/A              N/A
    End of period                             $10.93            $9.87           $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,570            1,570            1,570             N/A              N/A

JNL/MCM Dow 10 Division (NY)(619)

  Accumulation unit value:
    Beginning of period                       $12.66           $13.75           $12.67             N/A              N/A
    End of period                             $16.01           $12.66           $13.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,205            6,678            6,484             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1102)

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          823              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(487)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.88            $7.23             N/A              N/A
    End of period                              $9.16            $8.02            $7.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,729            3,730            3,730             N/A              N/A

JNL/MCM Financial Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.53           $10.18             N/A              N/A
    End of period                             $13.85           $11.95           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,565            7,365            7,750             N/A              N/A

JNL/MCM Global 15 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                       $16.34           $15.19           $12.67             N/A              N/A
    End of period                             $22.33           $16.34           $15.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,166           12,355            8,247             N/A              N/A

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.25           $10.31             N/A              N/A
    End of period                             $11.18           $10.77           $10.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,291            3,077            2,724             N/A              N/A

JNL/MCM International Index Division(506)

  Accumulation unit value:
    Beginning of period                       $14.62           $13.21           $11.45             N/A              N/A
    End of period                             $17.94           $14.62           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,540           26,212           23,638             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(947)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.43             N/A              N/A              N/A
    End of period                             $13.65           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,367             273              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(949)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.65             N/A              N/A              N/A
    End of period                             $10.69           $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,685            1,685             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(644)

  Accumulation unit value:
    Beginning of period                       $22.10           $16.54           $14.17             N/A              N/A
    End of period                             $26.07           $22.10           $16.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,065            1,731            1,131             N/A              N/A

JNL/MCM S&P 10 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                       $17.21           $12.84           $11.48             N/A              N/A
    End of period                             $17.57           $17.21           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,147            6,553            6,764             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(506)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.50           $11.26             N/A              N/A
    End of period                             $14.64           $13.67           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,925           36,909           36,137             N/A              N/A

JNL/MCM S&P 500 Index Division(511)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.21            $9.74             N/A              N/A
    End of period                             $11.70           $10.41           $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,636           48,025           43,808             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(619)

  Accumulation unit value:
    Beginning of period                       $18.12           $17.06           $14.76             N/A              N/A
    End of period                             $19.71           $18.12           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,678            3,650             N/A              N/A

JNL/MCM Small Cap Index Division(506)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.81           $11.62             N/A              N/A
    End of period                             $14.96           $13.04           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,265           30,378           29,006             N/A              N/A

JNL/MCM Technology Sector Division(692)

  Accumulation unit value:
    Beginning of period                        $5.44            $5.44            $5.03             N/A              N/A
    End of period                              $5.81            $5.44            $5.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               28               26               N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(694)

  Accumulation unit value:
    Beginning of period                       $15.40           $11.35           $10.09             N/A              N/A
    End of period                             $14.81           $15.40           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,109            8,500            1,863             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.05           $10.09             N/A              N/A
    End of period                             $12.98           $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          131             1,801            1,801             N/A              N/A

JNL/Oppenheimer Global Growth
Division(593)

  Accumulation unit value:
    Beginning of period                       $12.15           $10.94            $9.54             N/A              N/A
    End of period                             $13.88           $12.15           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,944           19,863           18,763             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(487)

  Accumulation unit value:
    Beginning of period                       $13.06           $13.07           $12.77             N/A              N/A
    End of period                             $13.20           $13.06           $13.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,987           28,618           28,067             N/A              N/A

JNL/PPM America High Yield Bond
Division(606)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.13             N/A              N/A
    End of period                               N/A              N/A            $14.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(945)

  Accumulation unit value:
    Beginning of period                       $19.53           $18.77             N/A              N/A              N/A
    End of period                             $21.70           $19.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          38               40               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(628)

  Accumulation unit value:
    Beginning of period                       $18.50           $18.06           $16.51             N/A              N/A
    End of period                             $20.42           $18.50           $18.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,671            1,775            2,615             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(633)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.75             N/A              N/A
    End of period                               N/A              N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(602)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13             N/A              N/A
    End of period                               N/A              N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(598)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.77             N/A              N/A
    End of period                               N/A              N/A             $9.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.88           $10.94             N/A              N/A
    End of period                             $14.20           $12.58           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        210,829          249,284          250,959            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(487)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.09           $11.10             N/A              N/A
    End of period                             $14.15           $12.69           $12.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,017           91,148           87,253             N/A              N/A

JNL/S&P Managed Moderate Division(807)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.25             N/A              N/A              N/A
    End of period                             $11.59           $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,047           18,701             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(487)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.81           $11.01             N/A              N/A
    End of period                             $13.45           $12.27           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,543          96,546           107,023            N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(593)

  Accumulation unit value:
    Beginning of period                       $21.57           $20.97           $19.41             N/A              N/A
    End of period                             $23.94           $21.57           $20.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,599           10,924           11,582             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(628)

  Accumulation unit value:
    Beginning of period                       $24.31           $23.78           $21.23             N/A              N/A
    End of period                             $24.84           $24.31           $23.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,718            1,799            1,888             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(589)

  Accumulation unit value:
    Beginning of period                       $11.18           $11.14           $11.23             N/A              N/A
    End of period                             $11.41           $11.18           $11.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,316           14,993            9,310             N/A              N/A

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                       $16.99           $16.09           $14.72             N/A              N/A
    End of period                             $20.07           $16.99           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,811           13,347           12,076             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(487)

  Accumulation unit value:
    Beginning of period                       $24.34           $23.49           $21.86             N/A              N/A
    End of period                             $27.02           $24.34           $23.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,466            5,945            3,295             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(487)

  Accumulation unit value:
    Beginning of period                       $33.97           $30.49           $26.47             N/A              N/A
    End of period                             $35.44           $33.97           $30.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,226            2,146            1,369             N/A              N/A

JNL/T.Rowe Price Value Division(487)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.63           $11.22             N/A              N/A
    End of period                             $15.35           $13.10           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,884           22,440           17,543             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.16           $12.24           $11.93             N/A              N/A
    End of period                             $13.12           $12.16           $12.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,762            9,918            9,583             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(640)

  Accumulation unit value:
    Beginning of period                       $17.00           $16.97           $16.35             N/A              N/A
    End of period                             $17.38           $17.00           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,257            5,453            3,028             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(606)

  Accumulation unit value:
    Beginning of period                       $14.19           $14.19           $13.79             N/A              N/A
    End of period                             $14.31           $14.19           $14.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,877           10,338            8,015             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.395%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.84           $10.09             N/A              N/A
    End of period                             $11.95           $11.35           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               845              N/A              N/A

JNL/AIM Premier Equity II Division(473)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.23            $8.94             N/A
    End of period                               N/A              N/A             $9.00            $9.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               947              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(473)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.56           $11.08           $10.76             N/A
    End of period                             $13.68           $12.24           $11.56           $11.08             N/A
  Accumulation units outstanding
  at the end of period                           -                -               393              394              N/A

JNL/Alger Growth Division(641)

  Accumulation unit value:
    Beginning of period                       $17.46           $15.92           $13.80             N/A              N/A
    End of period                             $17.89           $17.46           $15.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,250            1,265            1,265             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.35             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,111             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                       $14.87           $15.71           $14.02             N/A              N/A
    End of period                             $15.66           $14.87           $15.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,239            3,546             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                       $12.65           $13.74           $12.78             N/A              N/A
    End of period                             $16.00           $12.65           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,357            6,464            5,259             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(582)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.87            $7.09             N/A              N/A
    End of period                              $9.14            $8.01            $7.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          232              233              234              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                       $16.33           $15.18           $12.63             N/A              N/A
    End of period                             $22.31           $16.33           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,405            6,513            5,284             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(693)

  Accumulation unit value:
    Beginning of period                       $14.61           $13.20           $11.95             N/A              N/A
    End of period                             $17.91           $14.61           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          314              314              315              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(738)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.75             N/A              N/A              N/A
    End of period                             $13.64           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,750           12,038             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                       $17.19           $12.84           $11.03             N/A              N/A
    End of period                             $17.55           $17.19           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,483            7,946            6,176             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(693)

  Accumulation unit value:
    Beginning of period                       $13.66           $12.49           $11.35             N/A              N/A
    End of period                             $14.63           $13.66           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          331              331              331              N/A              N/A

JNL/MCM S&P 500 Index Division(473)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.21            $9.50            $9.16             N/A
    End of period                             $11.69           $10.40           $10.21            $9.50             N/A
  Accumulation units outstanding
  at the end of period                         1,318            1,318            1,319             924              N/A

JNL/MCM Select Small-Cap Division
(NY)(615)

  Accumulation unit value:
    Beginning of period                       $18.10           $17.05           $14.82             N/A              N/A
    End of period                             $19.69           $18.10           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,595            3,470             N/A              N/A

JNL/MCM Small Cap Index Division(693)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.80           $11.55             N/A              N/A
    End of period                             $14.94           $13.03           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          325              325              326              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(582)

  Accumulation unit value:
    Beginning of period                       $12.14           $10.93            $9.24             N/A              N/A
    End of period                             $13.86           $12.14           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,868            1,924            1,997             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(473)

  Accumulation unit value:
    Beginning of period                        $7.92            $7.23            $6.25            $6.13             N/A
    End of period                              $8.18            $7.92            $7.23            $6.25             N/A
  Accumulation units outstanding
  at the end of period                         1,437             690              691              691              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(648)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.80             N/A              N/A
    End of period                               N/A              N/A            $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(775)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.86           $10.92             N/A              N/A
    End of period                             $14.17           $12.56           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,171            8,333            5,218             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(503)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.07           $11.37             N/A              N/A
    End of period                             $14.12           $12.67           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,277            3,356           12,305             N/A              N/A

JNL/S&P Managed Moderate Division(835)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.32             N/A              N/A              N/A
    End of period                             $11.58           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,082           31,629             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(582)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.79           $10.74             N/A              N/A
    End of period                             $13.42           $12.25           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,382            3,536             309              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(473)

  Accumulation unit value:
    Beginning of period                       $21.51           $20.92           $19.33           $18.85             N/A
    End of period                             $23.87           $21.51           $20.92           $19.33             N/A
  Accumulation units outstanding
  at the end of period                           -               224              225              225              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(473)

  Accumulation unit value:
    Beginning of period                       $24.27           $23.43           $21.84           $21.05             N/A
    End of period                             $26.94           $24.27           $23.43           $21.84             N/A
  Accumulation units outstanding
  at the end of period                          402              402              402              402              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(648)

  Accumulation unit value:
    Beginning of period                       $33.88           $30.41           $26.14             N/A              N/A
    End of period                             $35.33           $33.88           $30.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          394              407              423              N/A              N/A

JNL/T.Rowe Price Value Division(473)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.62           $11.22           $10.70             N/A
    End of period                             $15.33           $13.08           $12.62           $11.22             N/A
  Accumulation units outstanding
  at the end of period                         2,834            2,495            2,495             396              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.40%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(994)

  Accumulation unit value:
    Beginning of period                       $11.81             N/A              N/A              N/A              N/A
    End of period                             $11.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          588              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(914)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.19             N/A              N/A              N/A
    End of period                             $15.33           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,806            1,564             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(822)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.50             N/A              N/A              N/A
    End of period                             $11.31           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,408           11,342             N/A              N/A              N/A

JNL/FMR MidCap Equity Division(833)

  Accumulation unit value:
    Beginning of period                       $19.77           $17.25             N/A              N/A              N/A
    End of period                             $21.63           $19.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,695            2,695             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(994)

  Accumulation unit value:
    Beginning of period                       $11.60             N/A              N/A              N/A              N/A
    End of period                             $12.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          399              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(596)

  Accumulation unit value:
    Beginning of period                       $11.31            $9.77            $8.40             N/A              N/A
    End of period                             $14.58           $11.31            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,429            7,001            3,688             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(822)

  Accumulation unit value:
    Beginning of period                       $17.11           $15.48             N/A              N/A              N/A
    End of period                             $19.13           $17.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,745            3,654             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(596)

  Accumulation unit value:
    Beginning of period                       $13.96           $13.67           $12.33             N/A              N/A
    End of period                             $15.92           $13.96           $13.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,930            8,195            5,076             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.35             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,260             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(652)

  Accumulation unit value:
    Beginning of period                       $14.87           $15.71           $14.00             N/A              N/A
    End of period                             $15.66           $14.87           $15.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               974             1,012             N/A              N/A

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.79           $10.77             N/A              N/A
    End of period                             $10.86           $10.73           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,796            1,856            1,856             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(596)

  Accumulation unit value:
    Beginning of period                       $12.65           $13.74           $13.06             N/A              N/A
    End of period                             $15.99           $12.65           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,314            5,410            3,514             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(596)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.87            $7.36             N/A              N/A
    End of period                              $9.14            $8.01            $7.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,432            6,526            5,445             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(652)

  Accumulation unit value:
    Beginning of period                       $16.32           $15.18           $12.95             N/A              N/A
    End of period                             $22.30           $16.32           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          988             1,053            1,094             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(596)

  Accumulation unit value:
    Beginning of period                       $14.61           $13.20           $11.48             N/A              N/A
    End of period                             $17.91           $14.61           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,225            8,476            6,588             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(811)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.55             N/A              N/A              N/A
    End of period                             $13.64           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,259            2,259             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(652)

  Accumulation unit value:
    Beginning of period                       $17.19           $12.83           $10.80             N/A              N/A
    End of period                             $17.55           $17.19           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,184            1,263            1,312             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(596)

  Accumulation unit value:
    Beginning of period                       $13.65           $12.49           $11.30             N/A              N/A
    End of period                             $14.62           $13.65           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,544            8,776            6,794             N/A              N/A

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.21            $9.60             N/A              N/A
    End of period                             $11.68           $10.40           $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,467           14,258           11,309             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(652)

  Accumulation unit value:
    Beginning of period                       $18.10           $17.05           $13.68             N/A              N/A
    End of period                             $19.69           $18.10           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,293            1,035             N/A              N/A

JNL/MCM Small Cap Index Division(596)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.80           $11.31             N/A              N/A
    End of period                             $14.94           $13.02           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,573            8,797            6,823             N/A              N/A

JNL/MCM Technology Sector Division(596)

  Accumulation unit value:
    Beginning of period                        $5.43            $5.43            $5.29             N/A              N/A
    End of period                              $5.80            $5.43            $5.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,577            7,158            6,175             N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $12.14           $10.93            $9.54             N/A              N/A
    End of period                             $13.86           $12.14           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,460            9,479            4,099             N/A              N/A

JNL/Oppenheimer Growth Division(833)

  Accumulation unit value:
    Beginning of period                        $8.43            $7.72             N/A              N/A              N/A
    End of period                              $8.63            $8.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,425            1,425             N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(1008)

  Accumulation unit value:
    Beginning of period                       $12.98             N/A              N/A              N/A              N/A
    End of period                             $13.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(596)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.99             N/A              N/A
    End of period                               N/A              N/A            $14.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(680)

  Accumulation unit value:
    Beginning of period                       $12.66           $12.07           $11.17             N/A              N/A
    End of period                             $14.11           $12.66           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          555              319              321              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(970)

  Accumulation unit value:
    Beginning of period                       $12.24           $12.28             N/A              N/A              N/A
    End of period                             $13.41           $12.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(762)

  Accumulation unit value:
    Beginning of period                       $21.50           $20.88             N/A              N/A              N/A
    End of period                             $23.86           $21.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,412            2,213             N/A              N/A              N/A

JNL/Select Global Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $20.97           $21.08           $19.17             N/A              N/A
    End of period                             $23.20           $20.97           $21.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,247            1,894            1,640             N/A              N/A

JNL/Select Large Cap Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $24.24           $23.72           $23.00             N/A              N/A
    End of period                             $24.75           $24.24           $23.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,827            4,951            2,424             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(621)

  Accumulation unit value:
    Beginning of period                       $11.14           $11.11           $11.17             N/A              N/A
    End of period                             $11.37           $11.14           $11.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Select Value Division(596)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.08           $14.71             N/A              N/A
    End of period                             $20.04           $16.98           $16.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,842            2,436            2,123             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $24.26           $23.42           $21.92             N/A              N/A
    End of period                             $26.93           $24.26           $23.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,353            5,035            1,447             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $33.87           $30.40           $27.35             N/A              N/A
    End of period                             $35.31           $33.87           $30.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,921            3,485            1,149             N/A              N/A

JNL/T.Rowe Price Value Division(596)

  Accumulation unit value:
    Beginning of period                       $13.07           $12.62           $11.42             N/A              N/A
    End of period                             $15.32           $13.07           $12.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,026            4,484            2,723             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.13           $12.22           $11.90             N/A              N/A
    End of period                             $13.09           $12.13           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,880            4,471            4,110             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(822)

  Accumulation unit value:
    Beginning of period                       $16.95           $16.82             N/A              N/A              N/A
    End of period                             $17.32           $16.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          272             1,306             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.41%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.34             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,459             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                       $14.86           $15.71           $14.82             N/A              N/A
    End of period                             $15.65           $14.86           $15.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,158            4,365             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(805)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.27             N/A              N/A              N/A
    End of period                             $11.14           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,666            2,666             N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.88             N/A              N/A              N/A
    End of period                             $13.64           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,518            2,518             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(805)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.95             N/A              N/A              N/A
    End of period                             $13.15           $13.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,116            2,116             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(893)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.54             N/A              N/A              N/A
    End of period                             $11.57           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,850           36,877             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(1106)

  Accumulation unit value:
    Beginning of period                       $12.39             N/A              N/A              N/A              N/A
    End of period                             $13.40             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,503             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(805)

  Accumulation unit value:
    Beginning of period                       $21.48           $20.68             N/A              N/A              N/A
    End of period                             $23.83           $21.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,325            1,325             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(805)

  Accumulation unit value:
    Beginning of period                       $16.93           $16.71             N/A              N/A              N/A
    End of period                             $17.30           $16.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,639            1,639             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.42%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(733)

  Accumulation unit value:
    Beginning of period                       $11.33           $10.83           $10.76             N/A              N/A
    End of period                             $11.93           $11.33           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,722            1,924             39               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.21             N/A              N/A              N/A
    End of period                             $15.33           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,653             802              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(806)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.19             N/A              N/A              N/A
    End of period                             $13.66           $12.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,324            5,662             N/A              N/A              N/A

JNL/Alger Growth Division(733)

  Accumulation unit value:
    Beginning of period                       $17.41           $15.89           $15.73             N/A              N/A
    End of period                             $17.84           $17.41           $15.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,669            1,578             42               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(693)

  Accumulation unit value:
    Beginning of period                       $15.94           $15.79           $14.60             N/A              N/A
    End of period                             $17.48           $15.94           $15.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,075            4,881            4,361             N/A              N/A

JNL/Eagle SmallCap Equity Division(733)

  Accumulation unit value:
    Beginning of period                       $18.00           $17.98           $17.75             N/A              N/A
    End of period                             $21.10           $18.00           $17.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,095            2,385             249              N/A              N/A

JNL/FMR Balanced Division(699)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.72            $9.34             N/A              N/A
    End of period                             $11.30           $10.45            $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,108            8,108            6,691             N/A              N/A

JNL/FMR MidCap Equity Division(882)

  Accumulation unit value:
    Beginning of period                       $19.72           $19.17             N/A              N/A              N/A
    End of period                             $21.56           $19.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          68               29               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1168)

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(848)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.46             N/A              N/A              N/A
    End of period                             $12.47           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          884              924              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(838)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.33             N/A              N/A              N/A
    End of period                             $12.66           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          502              528              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(835)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.77             N/A              N/A              N/A
    End of period                             $15.80           $13.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,973            1,463             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(693)

  Accumulation unit value:
    Beginning of period                       $11.30            $9.76            $8.83             N/A              N/A
    End of period                             $14.55           $11.30            $9.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,522           23,916             961              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(693)

  Accumulation unit value:
    Beginning of period                       $17.08           $16.08           $14.51             N/A              N/A
    End of period                             $19.10           $17.08           $16.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,592            7,616             714              N/A              N/A

JNL/Lazard Small Cap Value Division(693)

  Accumulation unit value:
    Beginning of period                       $13.94           $13.65           $12.43             N/A              N/A
    End of period                             $15.90           $13.94           $13.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,975            7,187             845              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.33             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,140             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                       $14.86           $15.70           $14.01             N/A              N/A
    End of period                             $15.65           $14.86           $15.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             29,344            4,597             N/A              N/A

JNL/MCM Bond Index Division(751)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.83             N/A              N/A              N/A
    End of period                             $10.85           $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,026           24,841             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(810)

  Accumulation unit value:
    Beginning of period                        $4.25            $4.02             N/A              N/A              N/A
    End of period                              $5.65            $4.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,369            7,311             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(837)

  Accumulation unit value:
    Beginning of period                        $9.83            $9.83             N/A              N/A              N/A
    End of period                             $10.89            $9.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,406            1,793             N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                       $12.64           $13.73           $12.85             N/A              N/A
    End of period                             $15.98           $12.64           $13.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,108           27,747            4,692             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1168)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(767)

  Accumulation unit value:
    Beginning of period                        $8.00            $7.87             N/A              N/A              N/A
    End of period                              $9.12            $8.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,978           10,413             N/A              N/A              N/A

JNL/MCM Financial Sector Division(837)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.85             N/A              N/A              N/A
    End of period                             $13.79           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,383            3,483             N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                       $16.31           $15.17           $12.65             N/A              N/A
    End of period                             $22.28           $16.31           $15.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,236           44,135            4,206             N/A              N/A

JNL/MCM Healthcare Sector Division(727)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.21           $10.23             N/A              N/A
    End of period                             $11.13           $10.73           $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,764            9,029             489              N/A              N/A

JNL/MCM International Index Division(733)

  Accumulation unit value:
    Beginning of period                       $14.59           $13.19           $13.14             N/A              N/A
    End of period                             $17.89           $14.59           $13.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,974           21,287             38               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.88            $9.86             N/A              N/A
    End of period                             $13.63           $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        101,446          96,872            1,270             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(779)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.84             N/A              N/A              N/A
    End of period                             $10.68           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,415            2,986             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(712)

  Accumulation unit value:
    Beginning of period                       $22.02           $16.49           $16.92             N/A              N/A
    End of period                             $25.96           $22.02           $16.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,152            9,087             76               N/A              N/A

JNL/MCM S&P 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                       $17.18           $12.83           $11.02             N/A              N/A
    End of period                             $17.53           $17.18           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,729           26,418            5,141             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(751)

  Accumulation unit value:
    Beginning of period                       $13.65           $11.91             N/A              N/A              N/A
    End of period                             $14.61           $13.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,443           11,302             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(712)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.20            $9.96             N/A              N/A
    End of period                             $11.67           $10.39           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,639           36,524             129              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(616)

  Accumulation unit value:
    Beginning of period                       $18.09           $17.04           $14.71             N/A              N/A
    End of period                             $19.67           $18.09           $17.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             21,771            3,810             N/A              N/A

JNL/MCM Small Cap Index Division(751)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.98             N/A              N/A              N/A
    End of period                             $14.92           $13.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,866           11,524             N/A              N/A              N/A

JNL/MCM Technology Sector Division(772)

  Accumulation unit value:
    Beginning of period                        $5.43            $5.06             N/A              N/A              N/A
    End of period                              $5.79            $5.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,927            8,399             N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(771)

  Accumulation unit value:
    Beginning of period                       $15.39           $12.15             N/A              N/A              N/A
    End of period                             $14.80           $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,809           73,379             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(772)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.86             N/A              N/A              N/A
    End of period                             $12.97           $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,373           10,258             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(699)

  Accumulation unit value:
    Beginning of period                       $12.12           $10.92           $10.07             N/A              N/A
    End of period                             $13.84           $12.12           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,009           10,771            4,144             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(699)

  Accumulation unit value:
    Beginning of period                       $13.01           $13.03           $12.99             N/A              N/A
    End of period                             $13.14           $13.01           $13.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,002           17,405            6,900             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(837)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.07             N/A              N/A              N/A
    End of period                              $8.16            $7.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          729              729              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(677)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.84           $10.99             N/A              N/A
    End of period                             $14.14           $12.53           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        325,157          399,040          43,014             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(735)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.29           $10.27             N/A              N/A
    End of period                             $10.97           $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,909            4,979             604              N/A              N/A

JNL/S&P Managed Growth Division(677)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.05           $11.26             N/A              N/A
    End of period                             $14.08           $12.64           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,551           52,052            1,087             N/A              N/A

JNL/S&P Managed Moderate Division(717)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.48           $10.32             N/A              N/A
    End of period                             $11.57           $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        134,147          135,890           7,467             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(693)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.77           $11.08             N/A              N/A
    End of period                             $13.39           $12.22           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,801           84,589            5,134             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(848)

  Accumulation unit value:
    Beginning of period                       $21.45           $20.77             N/A              N/A              N/A
    End of period                             $23.80           $21.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,923            4,332             N/A              N/A              N/A

JNL/Select Global Growth Division(882)

  Accumulation unit value:
    Beginning of period                       $20.93           $20.05             N/A              N/A              N/A
    End of period                             $23.15           $20.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          96               42               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(693)

  Accumulation unit value:
    Beginning of period                       $24.18           $23.67           $21.97             N/A              N/A
    End of period                             $24.69           $24.18           $23.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,981            5,841            3,437             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(733)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.09           $11.09             N/A              N/A
    End of period                             $11.34           $11.12           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,359             470              38               N/A              N/A

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                       $16.97           $16.07           $14.95             N/A              N/A
    End of period                             $20.03           $16.97           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,802            3,935             864              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(699)

  Accumulation unit value:
    Beginning of period                       $24.20           $23.37           $22.30             N/A              N/A
    End of period                             $26.86           $24.20           $23.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,484            4,392            2,946             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(693)

  Accumulation unit value:
    Beginning of period                       $33.79           $30.34           $27.85             N/A              N/A
    End of period                             $35.23           $33.79           $30.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,000            6,485             191              N/A              N/A

JNL/T.Rowe Price Value Division(733)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.60           $12.53             N/A              N/A
    End of period                             $15.30           $13.06           $12.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,590            5,558             66               N/A              N/A

JNL/Western Asset High Yield Bond
Division(733)

  Accumulation unit value:
    Beginning of period                       $12.10           $12.19           $12.18             N/A              N/A
    End of period                             $13.06           $12.10           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          971              937              21               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(699)

  Accumulation unit value:
    Beginning of period                       $16.91           $16.88           $16.64             N/A              N/A
    End of period                             $17.28           $16.91           $16.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,683            7,987            2,544             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(733)

  Accumulation unit value:
    Beginning of period                       $14.11           $14.12           $14.06             N/A              N/A
    End of period                             $14.22           $14.11           $14.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,017            1,027             18               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.445%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                       $12.43             N/A              N/A              N/A              N/A
    End of period                             $15.32             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(1021)

  Accumulation unit value:
    Beginning of period                       $13.03             N/A              N/A              N/A              N/A
    End of period                             $13.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1021)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A              N/A
    End of period                             $12.47             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(667)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.19           $10.64             N/A              N/A
    End of period                             $15.75           $13.17           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          819              819              559              N/A              N/A

JNL/JPMorgan International Value
Division(521)

  Accumulation unit value:
    Beginning of period                       $11.28            $9.74            $8.59             N/A              N/A
    End of period                             $14.52           $11.28            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          205              241              280              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(667)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.05           $14.16             N/A              N/A
    End of period                             $19.06           $17.05           $16.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          624              624              422              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.31             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,357             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(835)

  Accumulation unit value:
    Beginning of period                       $14.85           $14.83             N/A              N/A              N/A
    End of period                             $15.63           $14.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,883             N/A              N/A              N/A

JNL/MCM Bond Index Division(667)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.83           $10.82             N/A              N/A
    End of period                             $10.88           $10.76           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,487            3,565              5               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(875)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.95             N/A              N/A              N/A
    End of period                             $15.96           $12.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          374               -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(667)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.85            $7.19             N/A              N/A
    End of period                              $9.10            $7.98            $7.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,252            1,252             843              N/A              N/A

JNL/MCM Financial Sector Division(1045)

  Accumulation unit value:
    Beginning of period                       $12.50             N/A              N/A              N/A              N/A
    End of period                             $13.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          431              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(875)

  Accumulation unit value:
    Beginning of period                       $16.30           $15.30             N/A              N/A              N/A
    End of period                             $22.26           $16.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(667)

  Accumulation unit value:
    Beginning of period                       $14.63           $13.22           $11.45             N/A              N/A
    End of period                             $17.93           $14.63           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,476            6,630              4               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.88            $9.86             N/A              N/A
    End of period                             $13.63           $11.75           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,726           43,731            5,170             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1045)

  Accumulation unit value:
    Beginning of period                       $24.52             N/A              N/A              N/A              N/A
    End of period                             $25.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          228              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(799)

  Accumulation unit value:
    Beginning of period                       $13.63           $12.29             N/A              N/A              N/A
    End of period                             $14.59           $13.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,680            6,824             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(799)

  Accumulation unit value:
    Beginning of period                       $10.38            $9.84             N/A              N/A              N/A
    End of period                             $11.66           $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,365            8,547             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(667)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.85           $11.16             N/A              N/A
    End of period                             $14.99           $13.08           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,593            6,756              4               N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(768)

  Accumulation unit value:
    Beginning of period                       $15.39           $12.18             N/A              N/A              N/A
    End of period                             $14.79           $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          742              744              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(521)

  Accumulation unit value:
    Beginning of period                       $12.98           $13.00           $12.88             N/A              N/A
    End of period                             $13.11           $12.98           $13.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,156            9,080            1,229             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(667)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07             N/A              N/A
    End of period                               N/A              N/A            $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.82           $10.97             N/A              N/A
    End of period                             $14.11           $12.51           $11.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               433              454              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(521)

  Accumulation unit value:
    Beginning of period                       $12.62           $12.03           $11.27             N/A              N/A
    End of period                             $14.05           $12.62           $12.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          639             1,106             673              N/A              N/A

JNL/S&P Managed Moderate Division(875)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.53             N/A              N/A              N/A
    End of period                             $11.57           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(504)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.75           $11.09             N/A              N/A
    End of period                             $13.36           $12.20           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,646            8,406            6,324             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(667)

  Accumulation unit value:
    Beginning of period                       $33.70           $30.27           $26.86             N/A              N/A
    End of period                             $35.13           $33.70           $30.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          330              330              222              N/A              N/A

JNL/T.Rowe Price Value Division(835)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.44             N/A              N/A              N/A
    End of period                             $15.27           $13.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,245            2,245             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(1021)

  Accumulation unit value:
    Beginning of period                       $12.32             N/A              N/A              N/A              N/A
    End of period                             $13.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(667)

  Accumulation unit value:
    Beginning of period                       $16.87           $16.84           $16.49             N/A              N/A
    End of period                             $17.23           $16.87           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          580              580              376              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(521)

  Accumulation unit value:
    Beginning of period                       $14.07           $14.09           $14.06             N/A              N/A
    End of period                             $14.18           $14.07           $14.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          827              779              756              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.45%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.82           $10.08            $9.03             N/A
    End of period                             $11.92           $11.32           $10.82           $10.08             N/A
  Accumulation units outstanding
  at the end of period                         1,581            1,533              -                -               N/A

JNL/AIM Premier Equity II Division(244)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.22            $7.71            $7.76
    End of period                               N/A              N/A             $8.99            $9.22            $7.71
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division(965)

  Accumulation unit value:
    Beginning of period                       $11.51           $11.51             N/A              N/A              N/A
    End of period                             $15.32           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          498              13               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.54           $11.07            $9.44             N/A
    End of period                             $13.64           $12.21           $11.54           $11.07             N/A
  Accumulation units outstanding
  at the end of period                         3,128            3,164              -                -               N/A

JNL/Alger Growth Division(255)

  Accumulation unit value:
    Beginning of period                       $17.36           $15.84           $15.46           $11.75             N/A
    End of period                             $17.78           $17.36           $15.84           $15.46             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Alliance Capital Growth Division(342)

  Accumulation unit value:
    Beginning of period                         N/A             $9.24            $8.91            $8.27             N/A
    End of period                               N/A             $8.38            $9.24            $8.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(777)

  Accumulation unit value:
    Beginning of period                       $15.89           $15.58             N/A              N/A              N/A
    End of period                             $17.42           $15.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          758              709              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(406)

  Accumulation unit value:
    Beginning of period                       $17.95           $17.94           $15.48           $15.13             N/A
    End of period                             $21.03           $17.95           $17.94           $15.48             N/A
  Accumulation units outstanding
  at the end of period                         1,960            2,073              -                -               N/A

JNL/FMR Balanced Division(244)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.71            $9.09            $8.19            $8.17
    End of period                             $11.27           $10.43            $9.71            $9.09            $8.19
  Accumulation units outstanding
  at the end of period                         1,621            1,680            1,745              -                -

JNL/FMR MidCap Equity Division(714)

  Accumulation unit value:
    Beginning of period                       $19.67           $18.99           $18.30             N/A              N/A
    End of period                             $21.51           $19.67           $18.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          420              435              452              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(965)

  Accumulation unit value:
    Beginning of period                       $10.85           $11.10             N/A              N/A              N/A
    End of period                             $12.47           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          90               14               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(842)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.46             N/A              N/A              N/A
    End of period                             $12.66           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,169            3,198             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(842)

  Accumulation unit value:
    Beginning of period                       $13.16           $11.75             N/A              N/A              N/A
    End of period                             $15.74           $13.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,939            2,503             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(693)

  Accumulation unit value:
    Beginning of period                       $11.27            $9.74            $8.81             N/A              N/A
    End of period                             $14.51           $11.27            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,664            9,382            1,844             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(202)

  Accumulation unit value:
    Beginning of period                       $17.04           $16.05           $13.19           $10.49            $9.26
    End of period                             $19.05           $17.04           $16.05           $13.19           $10.49
  Accumulation units outstanding
  at the end of period                         7,755            7,844             949               -                -

JNL/Lazard Small Cap Value Division(202)

  Accumulation unit value:
    Beginning of period                       $13.91           $13.62           $12.10            $8.93            $8.05
    End of period                             $15.85           $13.91           $13.62           $12.10            $8.93
  Accumulation units outstanding
  at the end of period                        16,526           17,086            2,605              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.31             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,613             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(235)

  Accumulation unit value:
    Beginning of period                       $14.84           $15.69           $13.19           $10.22           $10.73
    End of period                             $15.63           $14.84           $15.69           $13.19           $10.22
  Accumulation units outstanding
  at the end of period                           -              3,309            1,331              -                -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(623)

  Accumulation unit value:
    Beginning of period                        $9.81           $10.31           $10.31             N/A              N/A
    End of period                             $10.87            $9.81           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Dow 10 Division (NY)(253)

  Accumulation unit value:
    Beginning of period                       $12.63           $13.72           $13.65           $11.49             N/A
    End of period                             $15.96           $12.63           $13.72           $13.65             N/A
  Accumulation units outstanding
  at the end of period                         8,739            8,809            3,443              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1033)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(405)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.85            $7.23            $6.67             N/A
    End of period                              $9.10            $7.98            $7.85            $7.23             N/A
  Accumulation units outstanding
  at the end of period                        11,521           11,632            2,261              -               N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(418)

  Accumulation unit value:
    Beginning of period                       $16.30           $15.16           $12.22           $11.45             N/A
    End of period                             $22.25           $16.30           $15.16           $12.22             N/A
  Accumulation units outstanding
  at the end of period                         2,691            2,724            1,362              -               N/A

JNL/MCM Healthcare Sector Division(623)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.20           $10.20             N/A              N/A
    End of period                             $11.11           $10.71           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM International Index Division(405)

  Accumulation unit value:
    Beginning of period                       $14.58           $13.18           $11.31            $9.83             N/A
    End of period                             $17.86           $14.58           $13.18           $11.31             N/A
  Accumulation units outstanding
  at the end of period                        16,200           18,018            1,360              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(746)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.51             N/A              N/A              N/A
    End of period                             $13.62           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,834           19,156             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(965)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.74             N/A              N/A              N/A
    End of period                             $10.67           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          205              28               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(711)

  Accumulation unit value:
    Beginning of period                       $21.98           $16.46           $16.46             N/A              N/A
    End of period                             $25.90           $21.98           $16.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          332              130               -               N/A              N/A

JNL/MCM S&P 10 Division (NY)(418)

  Accumulation unit value:
    Beginning of period                       $17.16           $12.82           $11.14            $9.76             N/A
    End of period                             $17.51           $17.16           $12.82           $11.14             N/A
  Accumulation units outstanding
  at the end of period                         2,812            2,820            1,649              -               N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(373)

  Accumulation unit value:
    Beginning of period                       $13.63           $12.47           $11.04            $9.51             N/A
    End of period                             $14.58           $13.63           $12.47           $11.04             N/A
  Accumulation units outstanding
  at the end of period                         7,410            7,753            1,429              -               N/A

JNL/MCM S&P 500 Index Division(373)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.19            $9.49            $8.48             N/A
    End of period                             $11.66           $10.38           $10.19            $9.49             N/A
  Accumulation units outstanding
  at the end of period                        35,331           35,503            4,313              -               N/A

JNL/MCM Select Small-Cap Division
(NY)(235)

  Accumulation unit value:
    Beginning of period                       $18.07           $17.03           $15.55           $10.77           $11.40
    End of period                             $19.65           $18.07           $17.03           $15.55           $10.77
  Accumulation units outstanding
  at the end of period                           -              2,206            1,238              -                -

JNL/MCM Small Cap Index Division(235)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.78           $11.15            $7.84            $8.32
    End of period                             $14.90           $13.00           $12.78           $11.15            $7.84
  Accumulation units outstanding
  at the end of period                         7,489            7,952            1,389              -                -

JNL/MCM Technology Sector Division(693)

  Accumulation unit value:
    Beginning of period                        $5.42            $5.42            $5.02             N/A              N/A
    End of period                              $5.78            $5.42            $5.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,202           22,836            3,281             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(746)

  Accumulation unit value:
    Beginning of period                       $15.39           $11.17             N/A              N/A              N/A
    End of period                             $14.79           $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,216            3,000             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(235)

  Accumulation unit value:
    Beginning of period                       $12.11           $10.91            $9.48            $6.91            $7.37
    End of period                             $13.82           $12.11           $10.91            $9.48            $6.91
  Accumulation units outstanding
  at the end of period                        12,541           13,423            2,424              -                -

JNL/Oppenheimer Growth Division(244)

  Accumulation unit value:
    Beginning of period                        $8.41            $7.90            $7.76            $6.75            $6.76
    End of period                              $8.61            $8.41            $7.90            $7.76            $6.75
  Accumulation units outstanding
  at the end of period                        11,134           10,556              -                -                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(202)

  Accumulation unit value:
    Beginning of period                       $12.98           $13.00           $12.76           $12.48           $12.23
    End of period                             $13.11           $12.98           $13.00           $12.76           $12.48
  Accumulation units outstanding
  at the end of period                          726              729              640               -                -

JNL/PPM America High Yield Bond
Division(202)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.16           $12.23           $11.63
    End of period                               N/A              N/A            $14.53           $14.16           $12.23
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(218)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07            $8.45            $8.55
    End of period                               N/A              N/A            $10.18           $10.07            $8.45
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(293)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.69            $7.66             N/A
    End of period                               N/A              N/A             $9.79            $9.69             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.81           $11.81             N/A              N/A
    End of period                             $14.10           $12.51           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,683            2,830              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(789)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.19             N/A              N/A              N/A
    End of period                             $10.96           $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Growth Division(372)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.03           $11.07           $10.04             N/A
    End of period                             $14.05           $12.61           $12.03           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        40,850           42,685            1,920              -               N/A

JNL/S&P Managed Moderate Division(882)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.60             N/A              N/A              N/A
    End of period                             $11.56           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,823            7,914             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(360)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.75           $10.98           $10.25             N/A
    End of period                             $13.35           $12.20           $11.75           $10.98             N/A
  Accumulation units outstanding
  at the end of period                        35,115           36,324              -                -               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                       $21.39           $20.81           $19.24           $17.88             N/A
    End of period                             $23.72           $21.39           $20.81           $19.24             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Select Global Growth Division(693)

  Accumulation unit value:
    Beginning of period                       $20.86           $20.97           $19.59             N/A              N/A
    End of period                             $23.07           $20.86           $20.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,181            6,382             848              N/A              N/A

JNL/Select Large Cap Growth Division(693)

  Accumulation unit value:
    Beginning of period                       $24.11           $23.60           $21.91             N/A              N/A
    End of period                             $24.61           $24.11           $23.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,799           12,525            1,504             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(270)

  Accumulation unit value:
    Beginning of period                       $11.08           $11.06           $11.24           $11.44             N/A
    End of period                             $11.30           $11.08           $11.06           $11.24             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                       $16.95           $16.06           $14.94             N/A              N/A
    End of period                             $20.00           $16.95           $16.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,633            5,872            1,106             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(375)

  Accumulation unit value:
    Beginning of period                       $24.13           $23.31           $21.74           $19.40             N/A
    End of period                             $26.77           $24.13           $23.31           $21.74             N/A
  Accumulation units outstanding
  at the end of period                         7,602            7,594            1,130              -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(235)

  Accumulation unit value:
    Beginning of period                       $33.69           $30.26           $26.27           $19.42           $20.46
    End of period                             $35.11           $33.69           $30.26           $26.27           $19.42
  Accumulation units outstanding
  at the end of period                         4,811            4,971             870               -                -

JNL/T.Rowe Price Value Division(202)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.59           $11.20            $8.83            $7.61
    End of period                             $15.27           $13.04           $12.59           $11.20            $8.83
  Accumulation units outstanding
  at the end of period                         9,585            9,874            2,095              -                -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.08           $12.18           $11.86             N/A              N/A
    End of period                             $13.03           $12.08           $12.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          633              643              207              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(312)

  Accumulation unit value:
    Beginning of period                       $16.86           $16.84           $16.14           $15.29             N/A
    End of period                             $17.22           $16.86           $16.84           $16.14             N/A
  Accumulation units outstanding
  at the end of period                          251              36                -                -               N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(235)

  Accumulation unit value:
    Beginning of period                       $14.07           $14.08           $13.90           $14.08           $13.78
    End of period                             $14.17           $14.07           $14.08           $13.90           $14.08
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.46%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(1189)

  Accumulation unit value:
    Beginning of period                       $11.51             N/A              N/A              N/A              N/A
    End of period                             $11.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          90               N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(930)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.38             N/A              N/A              N/A
    End of period                             $15.32           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,540            1,504             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(1123)

  Accumulation unit value:
    Beginning of period                       $16.00             N/A              N/A              N/A              N/A
    End of period                             $17.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          605              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1161)

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1123)

  Accumulation unit value:
    Beginning of period                       $11.38             N/A              N/A              N/A              N/A
    End of period                             $12.46             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,435             N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(930)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.43             N/A              N/A              N/A
    End of period                             $15.72           $13.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,168             837              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(930)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.38             N/A              N/A              N/A
    End of period                             $14.50           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,002            1,002             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(933)

  Accumulation unit value:
    Beginning of period                       $17.03           $16.17             N/A              N/A              N/A
    End of period                             $19.03           $17.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          874               -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(933)

  Accumulation unit value:
    Beginning of period                       $13.90           $13.31             N/A              N/A              N/A
    End of period                             $15.84           $13.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          994               -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.30             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,236             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                       $14.84           $15.69           $14.80             N/A              N/A
    End of period                             $15.62           $14.84           $15.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               890              641              N/A              N/A

JNL/MCM Bond Index Division(708)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.77           $10.79             N/A              N/A
    End of period                             $10.82           $10.70           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,838            1,849              -               N/A              N/A

JNL/MCM Communications Sector
Division(930)

  Accumulation unit value:
    Beginning of period                        $4.24            $3.99             N/A              N/A              N/A
    End of period                              $5.63            $4.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,605            2,605             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                       $12.62           $13.72           $13.02             N/A              N/A
    End of period                             $15.95           $12.62           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,028            1,020             731              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1118)

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1200)

  Accumulation unit value:
    Beginning of period                       $13.52             N/A              N/A              N/A              N/A
    End of period                             $13.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                       $16.29           $15.16           $14.24             N/A              N/A
    End of period                             $22.24           $16.29           $15.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,571            1,581             660              N/A              N/A

JNL/MCM Healthcare Sector Division(930)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.26             N/A              N/A              N/A
    End of period                             $11.10           $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,521            1,520             N/A              N/A              N/A

JNL/MCM International Index Division(787)

  Accumulation unit value:
    Beginning of period                       $14.57           $13.45             N/A              N/A              N/A
    End of period                             $17.85           $14.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,032            3,885             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.61             N/A              N/A              N/A
    End of period                             $13.62           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,812            8,323             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division(1176)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          569              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(811)

  Accumulation unit value:
    Beginning of period                       $21.96           $18.54             N/A              N/A              N/A
    End of period                             $25.89           $21.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          729              562              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                       $17.15           $12.82           $11.95             N/A              N/A
    End of period                             $17.50           $17.15           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,084            1,127             787              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(708)

  Accumulation unit value:
    Beginning of period                       $13.62           $12.47           $11.96             N/A              N/A
    End of period                             $14.58           $13.62           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,965            5,038              -               N/A              N/A

JNL/MCM S&P 500 Index Division(708)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.19            $9.97             N/A              N/A
    End of period                             $11.65           $10.38           $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,872            6,199              -               N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(885)

  Accumulation unit value:
    Beginning of period                       $18.06           $17.88             N/A              N/A              N/A
    End of period                             $19.64           $18.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               212              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(708)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.78           $12.23             N/A              N/A
    End of period                             $14.89           $12.99           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,740            5,089              -               N/A              N/A

JNL/MCM Technology Sector Division(1082)

  Accumulation unit value:
    Beginning of period                        $5.27             N/A              N/A              N/A              N/A
    End of period                              $5.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(811)

  Accumulation unit value:
    Beginning of period                       $15.38           $11.72             N/A              N/A              N/A
    End of period                             $14.78           $15.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          143              183              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(933)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.13             N/A              N/A              N/A
    End of period                             $12.96           $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,812              -               N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(1123)

  Accumulation unit value:
    Beginning of period                       $12.22             N/A              N/A              N/A              N/A
    End of period                             $13.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,680             N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(1210)

  Accumulation unit value:
    Beginning of period                        $8.78             N/A              N/A              N/A              N/A
    End of period                              $8.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          290              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(811)

  Accumulation unit value:
    Beginning of period                       $12.97           $13.05             N/A              N/A              N/A
    End of period                             $13.09           $12.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          202              130              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(1112)

  Accumulation unit value:
    Beginning of period                       $12.33             N/A              N/A              N/A              N/A
    End of period                             $14.09             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          531              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(811)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.10             N/A              N/A              N/A
    End of period                             $10.96           $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          771              165              N/A              N/A              N/A

JNL/S&P Managed Growth Division(790)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.75             N/A              N/A              N/A
    End of period                             $14.04           $12.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,658             181              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(784)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.41             N/A              N/A              N/A
    End of period                             $11.56           $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,075            3,480             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(767)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.66             N/A              N/A              N/A
    End of period                             $13.34           $12.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,400            6,815             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(811)

  Accumulation unit value:
    Beginning of period                       $21.36           $20.28             N/A              N/A              N/A
    End of period                             $23.69           $21.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          61               81               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(1123)

  Accumulation unit value:
    Beginning of period                       $11.18             N/A              N/A              N/A              N/A
    End of period                             $11.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,663             N/A              N/A              N/A              N/A

JNL/Select Value Division(811)

  Accumulation unit value:
    Beginning of period                       $16.94           $15.68             N/A              N/A              N/A
    End of period                             $19.99           $16.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          36               52               N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(1123)

  Accumulation unit value:
    Beginning of period                       $23.71             N/A              N/A              N/A              N/A
    End of period                             $26.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,391             N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(930)

  Accumulation unit value:
    Beginning of period                       $33.65           $30.65             N/A              N/A              N/A
    End of period                             $35.06           $33.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,199             170              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(930)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.20             N/A              N/A              N/A
    End of period                             $15.26           $13.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,008             426              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(811)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.78             N/A              N/A              N/A
    End of period                             $13.01           $12.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,933             141              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(1057)

  Accumulation unit value:
    Beginning of period                       $16.59             N/A              N/A              N/A              N/A
    End of period                             $17.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          194              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(811)

  Accumulation unit value:
    Beginning of period                       $14.05           $14.11             N/A              N/A              N/A
    End of period                             $14.16           $14.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          247              120              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.47%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $11.31           $10.81           $10.04             N/A              N/A
    End of period                             $11.90           $11.31           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          402              595              619              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1041)

  Accumulation unit value:
    Beginning of period                       $13.05             N/A              N/A              N/A              N/A
    End of period                             $15.32             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          478              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.53           $10.54             N/A              N/A
    End of period                             $13.62           $12.20           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                          383              567              590              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(705)

  Accumulation unit value:
    Beginning of period                       $17.91           $17.91           $16.97             N/A              N/A
    End of period                             $20.99           $17.91           $17.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               256              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          423              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          830              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1027)

  Accumulation unit value:
    Beginning of period                       $13.63             N/A              N/A              N/A              N/A
    End of period                             $15.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(630)

  Accumulation unit value:
    Beginning of period                       $11.25            $9.73            $8.20             N/A              N/A
    End of period                             $14.49           $11.25            $9.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          770              628             1,369             N/A              N/A

JNL/Lazard Emerging Markets Division(1166)

  Accumulation unit value:
    Beginning of period                        $9.42             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          550              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(630)

  Accumulation unit value:
    Beginning of period                       $17.01           $16.03           $13.91             N/A              N/A
    End of period                             $19.02           $17.01           $16.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               428              146              N/A              N/A

JNL/Lazard Small Cap Value Division(942)

  Accumulation unit value:
    Beginning of period                       $13.89           $13.27             N/A              N/A              N/A
    End of period                             $15.83           $13.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.30             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          389              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(705)

  Accumulation unit value:
    Beginning of period                       $14.83           $15.68           $15.02             N/A              N/A
    End of period                             $15.62           $14.83           $15.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               708              860              N/A              N/A

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.77           $10.43             N/A              N/A
    End of period                             $10.82           $10.70           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,610            8,739            9,913             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                       $12.62           $13.72           $12.72             N/A              N/A
    End of period                             $15.94           $12.62           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,541            3,723            3,514             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1102)

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          198              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(481)

  Accumulation unit value:
    Beginning of period                        $7.97            $7.84            $7.22            $7.11             N/A
    End of period                              $9.09            $7.97            $7.84            $7.22             N/A
  Accumulation units outstanding
  at the end of period                         1,241            1,271            1,150             677              N/A

JNL/MCM Financial Sector Division(672)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.46           $10.57             N/A              N/A
    End of period                             $13.74           $11.87           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,005             308              185              N/A              N/A

JNL/MCM Global 15 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                       $16.28           $15.16           $12.14             N/A              N/A
    End of period                             $22.23           $16.28           $15.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,238            1,871            1,657             N/A              N/A

JNL/MCM Healthcare Sector Division(584)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.19           $10.10             N/A              N/A
    End of period                             $11.09           $10.70           $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          602             1,235            1,259             N/A              N/A

JNL/MCM International Index Division(581)

  Accumulation unit value:
    Beginning of period                       $14.57           $13.18           $10.82             N/A              N/A
    End of period                             $17.85           $14.57           $13.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,139            7,743            8,335             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.88            $9.88             N/A              N/A
    End of period                             $13.62           $11.75           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,970           24,226            7,641             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(1050)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,889             N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(859)

  Accumulation unit value:
    Beginning of period                       $21.95           $19.93             N/A              N/A              N/A
    End of period                             $25.87           $21.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               340              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                       $17.15           $12.81           $10.59             N/A              N/A
    End of period                             $17.49           $17.15           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,808            1,439            1,277             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(581)

  Accumulation unit value:
    Beginning of period                       $13.62           $12.46           $10.78             N/A              N/A
    End of period                             $14.57           $13.62           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,390            8,185            8,759             N/A              N/A

JNL/MCM S&P 500 Index Division(552)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.18            $9.75             N/A              N/A
    End of period                             $11.64           $10.37           $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,564           14,322           14,403             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(859)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.56             N/A              N/A              N/A
    End of period                             $19.63           $18.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               357              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(552)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.77           $11.93             N/A              N/A
    End of period                             $14.89           $12.99           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,376           10,481           10,656             N/A              N/A

JNL/MCM Technology Sector Division(584)

  Accumulation unit value:
    Beginning of period                        $5.41            $5.41            $5.06             N/A              N/A
    End of period                              $5.77            $5.41            $5.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,277            2,994            3,380             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(724)

  Accumulation unit value:
    Beginning of period                       $15.38           $11.34           $11.15             N/A              N/A
    End of period                             $14.78           $15.38           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,474            3,829             390              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(1004)

  Accumulation unit value:
    Beginning of period                       $12.59             N/A              N/A              N/A              N/A
    End of period                             $13.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          510              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(552)

  Accumulation unit value:
    Beginning of period                        $8.40            $7.89            $7.95             N/A              N/A
    End of period                              $8.60            $8.40            $7.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,706            3,706            3,706             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(481)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.98           $12.74           $12.71             N/A
    End of period                             $13.08           $12.96           $12.98           $12.74             N/A
  Accumulation units outstanding
  at the end of period                         1,779            2,285            2,189             379              N/A

JNL/PPM America High Yield Bond
Division(584)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.77             N/A              N/A
    End of period                               N/A              N/A            $14.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(481)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07            $9.97             N/A
    End of period                               N/A              N/A            $10.18           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               483              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(481)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.80           $10.74           $10.61             N/A
    End of period                             $14.08           $12.49           $11.80           $10.74             N/A
  Accumulation units outstanding
  at the end of period                         1,565            1,470            1,353             454              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(613)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.01           $11.07             N/A              N/A
    End of period                             $14.02           $12.59           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,938            9,037            7,435             N/A              N/A

JNL/S&P Managed Moderate Division(787)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.37             N/A              N/A              N/A
    End of period                             $11.56           $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          890              445              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(486)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.73           $10.97           $10.97             N/A
    End of period                             $13.33           $12.18           $11.73           $10.97             N/A
  Accumulation units outstanding
  at the end of period                        23,668           24,293           22,074            7,437             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $24.05           $23.56           $22.84             N/A              N/A
    End of period                             $24.55           $24.05           $23.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               191              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(630)

  Accumulation unit value:
    Beginning of period                       $16.94           $16.05           $14.56             N/A              N/A
    End of period                             $19.99           $16.94           $16.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          707              788             1,058             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $24.08           $23.26           $21.70           $20.54             N/A
    End of period                             $26.71           $24.08           $23.26           $21.70             N/A
  Accumulation units outstanding
  at the end of period                          412              618              917              347              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $33.61           $30.20           $26.22           $25.53             N/A
    End of period                             $35.03           $33.61           $30.20           $26.22             N/A
  Accumulation units outstanding
  at the end of period                         2,102            2,238            2,296             283              N/A

JNL/T.Rowe Price Value Division(462)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.58           $11.19           $10.46             N/A
    End of period                             $15.25           $13.02           $12.58           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         1,397            1,469             968              676              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.06           $12.16           $11.85             N/A              N/A
    End of period                             $13.01           $12.06           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          422             1,490            2,651             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(584)

  Accumulation unit value:
    Beginning of period                       $16.82           $16.80           $15.70             N/A              N/A
    End of period                             $17.18           $16.82           $16.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               254              264              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(584)

  Accumulation unit value:
    Beginning of period                       $14.04           $14.06           $13.54             N/A              N/A
    End of period                             $14.14           $14.04           $14.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          449             1,508             739              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.495%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(542)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.69            $9.05             N/A              N/A
    End of period                             $11.24           $10.40            $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,599            1,602            1,605             N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(507)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.00           $13.70             N/A              N/A
    End of period                             $18.98           $16.98           $16.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          920              920              920              N/A              N/A

JNL/Lazard Small Cap Value Division(507)

  Accumulation unit value:
    Beginning of period                       $13.86           $13.58           $12.47             N/A              N/A
    End of period                             $15.79           $13.86           $13.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,010            1,010            1,010             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.28             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,269             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                       $14.82           $15.67           $13.89             N/A              N/A
    End of period                             $15.60           $14.82           $15.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,372            2,383             N/A              N/A

JNL/MCM Bond Index Division(553)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.76           $10.71             N/A              N/A
    End of period                             $10.81           $10.69           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,065            3,078            3,092             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                       $12.61           $13.71           $13.51             N/A              N/A
    End of period                             $15.92           $12.61           $13.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,432            2,443            2,454             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(505)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.83            $7.33             N/A              N/A
    End of period                              $9.07            $7.96            $7.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          708              934             1,252             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                       $16.27           $15.15           $13.54             N/A              N/A
    End of period                             $22.21           $16.27           $15.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,465            2,476            2,487             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                       $17.13           $12.80           $11.64             N/A              N/A
    End of period                             $17.47           $17.13           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,858            2,871            2,883             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(505)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.96           $12.75             N/A              N/A
    End of period                             $13.05           $12.93           $12.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          407              537              720              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(505)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.99           $11.19             N/A              N/A
    End of period                             $13.99           $12.57           $11.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          464              612              820              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(505)

  Accumulation unit value:
    Beginning of period                       $24.01           $23.21           $21.98             N/A              N/A
    End of period                             $26.63           $24.01           $23.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          236              312              418              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(507)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.56           $11.41             N/A              N/A
    End of period                             $15.22           $13.00           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,104            1,104            1,104             N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.50%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(758)

  Accumulation unit value:
    Beginning of period                       $11.30           $10.56             N/A              N/A              N/A
    End of period                             $11.89           $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          160              181              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(758)

  Accumulation unit value:
    Beginning of period                       $15.82           $15.29             N/A              N/A              N/A
    End of period                             $17.33           $15.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          290              312              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(560)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.68            $9.12             N/A              N/A
    End of period                             $11.24           $10.40            $9.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                          175              198               -               N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(978)

  Accumulation unit value:
    Beginning of period                       $13.09           $13.15             N/A              N/A              N/A
    End of period                             $15.65           $13.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(758)

  Accumulation unit value:
    Beginning of period                       $16.97           $15.65             N/A              N/A              N/A
    End of period                             $18.97           $16.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          108              122              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                       $13.86           $13.51             N/A              N/A              N/A
    End of period                             $15.78           $13.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.27             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(1127)

  Accumulation unit value:
    Beginning of period                       $15.11             N/A              N/A              N/A              N/A
    End of period                             $15.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(828)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.75             N/A              N/A              N/A
    End of period                             $10.81           $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,453            3,276             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(555)

  Accumulation unit value:
    Beginning of period                       $12.61           $13.71           $13.56             N/A              N/A
    End of period                             $15.92           $12.61           $13.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          740             1,248              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1033)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,597             N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(555)

  Accumulation unit value:
    Beginning of period                       $16.27           $15.15           $13.48             N/A              N/A
    End of period                             $22.20           $16.27           $15.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          179              331               -               N/A              N/A

JNL/MCM Healthcare Sector Division(828)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.50             N/A              N/A              N/A
    End of period                             $11.06           $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          123              84               N/A              N/A              N/A

JNL/MCM International Index Division(828)

  Accumulation unit value:
    Beginning of period                       $14.55           $12.65             N/A              N/A              N/A
    End of period                             $17.82           $14.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,361            2,654             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.26             N/A              N/A              N/A
    End of period                             $13.61           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,554           23,825             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(857)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.69             N/A              N/A              N/A
    End of period                             $10.66           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(855)

  Accumulation unit value:
    Beginning of period                       $21.91           $20.06             N/A              N/A              N/A
    End of period                             $25.81           $21.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(555)

  Accumulation unit value:
    Beginning of period                       $17.13           $12.80           $11.61             N/A              N/A
    End of period                             $17.47           $17.13           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          667              934               -               N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(886)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.16             N/A              N/A              N/A
    End of period                             $14.55           $13.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,630            2,611             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(828)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.70             N/A              N/A              N/A
    End of period                             $11.63           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,625            3,533             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(1123)

  Accumulation unit value:
    Beginning of period                       $17.51             N/A              N/A              N/A              N/A
    End of period                             $19.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(855)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.50             N/A              N/A              N/A
    End of period                             $14.86           $12.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,680            2,674             N/A              N/A              N/A

JNL/MCM Technology Sector Division(978)

  Accumulation unit value:
    Beginning of period                        $5.40            $5.52             N/A              N/A              N/A
    End of period                              $5.76            $5.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(919)

  Accumulation unit value:
    Beginning of period                       $15.38           $13.78             N/A              N/A              N/A
    End of period                             $14.77           $15.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          796             1,105             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(855)

  Accumulation unit value:
    Beginning of period                       $12.08           $10.83             N/A              N/A              N/A
    End of period                             $13.78           $12.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(560)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.96           $12.71             N/A              N/A
    End of period                             $13.05           $12.93           $12.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          554              528               -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(560)

  Accumulation unit value:
    Beginning of period                       $18.25           $17.83           $16.96             N/A              N/A
    End of period                             $20.12           $18.25           $17.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          76               81                -               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(944)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.02             N/A              N/A              N/A
    End of period                             $13.99           $12.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,880            2,837             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(784)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.41             N/A              N/A              N/A
    End of period                             $11.55           $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,043            4,563             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(555)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.71           $11.21             N/A              N/A
    End of period                             $13.29           $12.15           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,232              -                -               N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(758)

  Accumulation unit value:
    Beginning of period                       $21.27           $20.50             N/A              N/A              N/A
    End of period                             $23.58           $21.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          174              186              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(758)

  Accumulation unit value:
    Beginning of period                       $24.00           $22.60             N/A              N/A              N/A
    End of period                             $26.61           $24.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          266              240              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(855)

  Accumulation unit value:
    Beginning of period                       $33.51           $30.35             N/A              N/A              N/A
    End of period                             $34.91           $33.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Value Division(559)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.56           $11.40             N/A              N/A
    End of period                             $15.22           $13.00           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          282              309               -               N/A              N/A

JNL/Western Asset High Yield Bond
Division(758)

  Accumulation unit value:
    Beginning of period                       $12.03           $12.07             N/A              N/A              N/A
    End of period                             $12.97           $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          544              529              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(758)

  Accumulation unit value:
    Beginning of period                       $16.77           $16.82             N/A              N/A              N/A
    End of period                             $17.12           $16.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          338              341              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(758)

  Accumulation unit value:
    Beginning of period                       $13.99           $14.12             N/A              N/A              N/A
    End of period                             $14.09           $13.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          136              135              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.51%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.26             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,554             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                       $14.81           $15.67           $14.78             N/A              N/A
    End of period                             $15.59           $14.81           $15.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             11,759           12,346             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(1052)

  Accumulation unit value:
    Beginning of period                       $13.12             N/A              N/A              N/A              N/A
    End of period                             $15.92             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          51               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(1052)

  Accumulation unit value:
    Beginning of period                       $17.92             N/A              N/A              N/A              N/A
    End of period                             $22.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          37               N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(1052)

  Accumulation unit value:
    Beginning of period                       $19.54             N/A              N/A              N/A              N/A
    End of period                             $17.46             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46               N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(1123)

  Accumulation unit value:
    Beginning of period                       $17.50             N/A              N/A              N/A              N/A
    End of period                             $19.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(1052)

  Accumulation unit value:
    Beginning of period                       $12.34             N/A              N/A              N/A              N/A
    End of period                             $12.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          124              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(847)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.39             N/A              N/A              N/A
    End of period                             $11.55           $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,944           21,327             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(817)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.21             N/A              N/A              N/A
    End of period                             $13.28           $12.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,191           26,814             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.52%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(776)

  Accumulation unit value:
    Beginning of period                       $17.83           $17.57             N/A              N/A              N/A
    End of period                             $20.88           $17.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               305              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(776)

  Accumulation unit value:
    Beginning of period                       $14.81           $15.68             N/A              N/A              N/A
    End of period                             $15.59           $14.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               683              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(815)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.49             N/A              N/A              N/A
    End of period                              $9.05            $7.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,262            1,262             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(776)

  Accumulation unit value:
    Beginning of period                       $16.26           $14.92             N/A              N/A              N/A
    End of period                             $22.18           $16.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,614            2,158             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(845)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.87             N/A              N/A              N/A
    End of period                             $13.60           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,144           19,462             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(815)

  Accumulation unit value:
    Beginning of period                       $10.35            $9.71             N/A              N/A              N/A
    End of period                             $11.62           $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,920            2,920             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(836)

  Accumulation unit value:
    Beginning of period                       $15.37           $12.10             N/A              N/A              N/A
    End of period                             $14.76           $15.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,877            4,836             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(786)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.59             N/A              N/A              N/A
    End of period                             $13.27           $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,361            2,052             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(776)

  Accumulation unit value:
    Beginning of period                       $23.93           $22.08             N/A              N/A              N/A
    End of period                             $24.41           $23.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               243              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(776)

  Accumulation unit value:
    Beginning of period                       $16.91           $16.32             N/A              N/A              N/A
    End of period                             $19.94           $16.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,276            2,571             N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(776)

  Accumulation unit value:
    Beginning of period                       $33.43           $29.37             N/A              N/A              N/A
    End of period                             $34.82           $33.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               122              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(815)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.14             N/A              N/A              N/A
    End of period                             $15.20           $12.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          779              779              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.545%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(534)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.79            $9.91             N/A              N/A
    End of period                             $11.86           $11.28           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/AIM Premier Equity II Division(558)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.33             N/A              N/A
    End of period                               N/A              N/A             $8.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(558)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.50           $11.22             N/A              N/A
    End of period                             $13.57           $12.16           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(512)

  Accumulation unit value:
    Beginning of period                       $17.79           $17.80           $16.45             N/A              N/A
    End of period                             $20.83           $17.79           $17.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          105              248              641              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(698)

  Accumulation unit value:
    Beginning of period                       $16.91           $15.94           $14.84             N/A              N/A
    End of period                             $18.89           $16.91           $15.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,409            2,190            2,436             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,778             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                       $14.80           $15.66           $13.32             N/A              N/A
    End of period                             $15.57           $14.80           $15.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,751            3,821             N/A              N/A

JNL/MCM Bond Index Division(1044)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,358             N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                       $12.59           $13.69           $13.77             N/A              N/A
    End of period                             $15.89           $12.59           $13.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          256             1,140            2,885             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                       $16.24           $15.13           $13.20             N/A              N/A
    End of period                             $22.16           $16.24           $15.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,551            4,080            5,153             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(515)

  Accumulation unit value:
    Beginning of period                       $14.52           $13.15           $11.78             N/A              N/A
    End of period                             $17.78           $14.52           $13.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,604            2,994            1,927             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(957)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.57             N/A              N/A              N/A
    End of period                             $13.60           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          881              962              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                       $17.10           $12.79           $11.51             N/A              N/A
    End of period                             $17.44           $17.10           $12.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,135            1,180             646              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(515)

  Accumulation unit value:
    Beginning of period                       $13.58           $12.43           $11.54             N/A              N/A
    End of period                             $14.52           $13.58           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,715            3,046            1,978             N/A              N/A

JNL/MCM S&P 500 Index Division(515)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.16            $9.79             N/A              N/A
    End of period                             $11.60           $10.34           $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,058            7,380            4,672             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(500)

  Accumulation unit value:
    Beginning of period                       $18.01           $16.99           $15.63             N/A              N/A
    End of period                             $19.58           $18.01           $16.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,603            4,548             N/A              N/A

JNL/MCM Small Cap Index Division(515)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.74           $11.81             N/A              N/A
    End of period                             $14.83           $12.95           $12.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,697            3,048            1,945             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(1009)

  Accumulation unit value:
    Beginning of period                       $14.89             N/A              N/A              N/A              N/A
    End of period                             $14.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          553              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(699)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.95           $11.41             N/A              N/A
    End of period                             $13.93           $12.52           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               241              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(698)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.67           $11.20             N/A              N/A
    End of period                             $13.24           $12.11           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,652            2,901            3,228             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(512)

  Accumulation unit value:
    Beginning of period                       $16.90           $16.03           $14.62             N/A              N/A
    End of period                             $19.92           $16.90           $16.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          178              418             1,081             N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(512)

  Accumulation unit value:
    Beginning of period                       $33.35           $29.98           $26.86             N/A              N/A
    End of period                             $34.72           $33.35           $29.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          161              379              981              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.55%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(948)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.76             N/A              N/A              N/A
    End of period                              $9.03            $7.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(801)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.93             N/A              N/A              N/A
    End of period                             $13.59           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,069             423              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(948)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.14             N/A              N/A              N/A
    End of period                             $11.60           $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(948)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.71             N/A              N/A              N/A
    End of period                             $12.99           $12.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(745)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.43             N/A              N/A              N/A
    End of period                             $13.98           $12.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,376            4,376             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(752)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.16             N/A              N/A              N/A
    End of period                             $10.94           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,149           28,149             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(748)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.50             N/A              N/A              N/A
    End of period                             $13.23           $12.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,732           12,770             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(948)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.62             N/A              N/A              N/A
    End of period                             $15.17           $12.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(853)

  Accumulation unit value:
    Beginning of period                       $16.68           $16.71             N/A              N/A              N/A
    End of period                             $17.02           $16.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.56%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(1210)

  Accumulation unit value:
    Beginning of period                       $11.88             N/A              N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          583              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(872)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.11             N/A              N/A              N/A
    End of period                             $15.29           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          501              601              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(792)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.21             N/A              N/A              N/A
    End of period                             $13.56           $12.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,617             909              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(790)

  Accumulation unit value:
    Beginning of period                       $15.73           $15.11             N/A              N/A              N/A
    End of period                             $17.23           $15.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          699              688              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(855)

  Accumulation unit value:
    Beginning of period                       $17.76           $17.25             N/A              N/A              N/A
    End of period                             $20.80           $17.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               762              N/A              N/A              N/A

JNL/FMR Balanced Division(679)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.66            $9.07             N/A              N/A
    End of period                             $11.19           $10.36            $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,347           38,129            2,465             N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(872)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.73             N/A              N/A              N/A
    End of period                             $12.44           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          925             4,141             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(702)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.05           $11.23             N/A              N/A
    End of period                             $15.54           $13.01           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,076            1,111            1,111             N/A              N/A

JNL/JPMorgan International Value
Division(793)

  Accumulation unit value:
    Beginning of period                       $11.17            $9.61             N/A              N/A              N/A
    End of period                             $14.37           $11.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,530            1,121             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(679)

  Accumulation unit value:
    Beginning of period                       $16.89           $15.93           $14.25             N/A              N/A
    End of period                             $18.87           $16.89           $15.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,817            2,862            1,802             N/A              N/A

JNL/Lazard Small Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                       $13.79           $13.52           $12.77             N/A              N/A
    End of period                             $15.70           $13.79           $13.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,254            1,819             489              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.23             N/A              N/A              N/A              N/A
    End of period                             $11.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          217              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                       $14.79           $15.65           $15.21             N/A              N/A
    End of period                             $15.56           $14.79           $15.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,897             88               N/A              N/A

JNL/MCM Bond Index Division(947)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.51             N/A              N/A              N/A
    End of period                             $10.77           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          746              383              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(872)

  Accumulation unit value:
    Beginning of period                        $4.21            $4.20             N/A              N/A              N/A
    End of period                              $5.59            $4.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,828             636              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(975)

  Accumulation unit value:
    Beginning of period                        $9.74            $9.84             N/A              N/A              N/A
    End of period                             $10.77            $9.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          238              238              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                       $12.58           $13.69           $13.18             N/A              N/A
    End of period                             $15.88           $12.58           $13.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          346              333              101              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1048)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          72               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(872)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.31             N/A              N/A              N/A
    End of period                             $13.65           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          235              232              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                       $16.23           $15.12           $14.86             N/A              N/A
    End of period                             $22.14           $16.23           $15.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,257            4,044             90               N/A              N/A

JNL/MCM Healthcare Sector Division(702)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.14            $9.61             N/A              N/A
    End of period                             $11.01           $10.63           $10.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,683            1,303             671              N/A              N/A

JNL/MCM International Index Division(700)

  Accumulation unit value:
    Beginning of period                       $14.51           $13.14           $12.27             N/A              N/A
    End of period                             $17.77           $14.51           $13.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,805            6,768            7,122             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(711)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.88           $10.46             N/A              N/A
    End of period                             $13.59           $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,896           28,998            5,553             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(853)

  Accumulation unit value:
    Beginning of period                       $10.44            $9.99             N/A              N/A              N/A
    End of period                             $10.64           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          293             3,203             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(702)

  Accumulation unit value:
    Beginning of period                       $21.82           $16.36           $15.77             N/A              N/A
    End of period                             $25.69           $21.82           $16.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          908              916              811              N/A              N/A

JNL/MCM S&P 10 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                       $17.09           $12.78           $12.40             N/A              N/A
    End of period                             $17.42           $17.09           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          850             2,787             108              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(700)

  Accumulation unit value:
    Beginning of period                       $13.57           $12.43           $11.61             N/A              N/A
    End of period                             $14.51           $13.57           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,965           11,000            7,671             N/A              N/A

JNL/MCM S&P 500 Index Division(700)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.16            $9.78             N/A              N/A
    End of period                             $11.59           $10.33           $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,217           10,113           10,093             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(722)

  Accumulation unit value:
    Beginning of period                       $18.00           $16.98           $16.07             N/A              N/A
    End of period                             $19.57           $18.00           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               102              83               N/A              N/A

JNL/MCM Small Cap Index Division(700)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.74           $11.81             N/A              N/A
    End of period                             $14.82           $12.94           $12.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,571            7,509            7,496             N/A              N/A

JNL/MCM Technology Sector Division(738)

  Accumulation unit value:
    Beginning of period                        $5.38            $5.34             N/A              N/A              N/A
    End of period                              $5.73            $5.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          538              492              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(700)

  Accumulation unit value:
    Beginning of period                       $15.37           $11.34           $10.55             N/A              N/A
    End of period                             $14.75           $15.37           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,413           22,140            8,787             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.05           $10.77             N/A              N/A
    End of period                             $12.93           $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,352            2,354             97               N/A              N/A

JNL/Oppenheimer Global Growth
Division(679)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.86            $9.61             N/A              N/A
    End of period                             $13.73           $12.05           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,759           14,644            1,746             N/A              N/A

JNL/Oppenheimer Growth Division(938)

  Accumulation unit value:
    Beginning of period                        $8.37            $8.07             N/A              N/A              N/A
    End of period                              $8.55            $8.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,257            4,927             N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(679)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.90           $12.86             N/A              N/A
    End of period                             $12.98           $12.87           $12.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,908            9,850            1,304             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(1047)

  Accumulation unit value:
    Beginning of period                        $8.57             N/A              N/A              N/A              N/A
    End of period                              $8.09             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(683)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.72           $10.56             N/A              N/A
    End of period                             $13.97           $12.40           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,626           36,627           27,853             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(738)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.26             N/A              N/A              N/A
    End of period                             $10.93           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          872              874              N/A              N/A              N/A

JNL/S&P Managed Growth Division(724)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.94           $11.75             N/A              N/A
    End of period                             $13.91           $12.50           $11.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,604           28,186            8,973             N/A              N/A

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.37             N/A              N/A              N/A
    End of period                             $11.54           $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,839           14,841             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(738)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.58             N/A              N/A              N/A
    End of period                             $13.22           $12.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,780           23,020             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(975)

  Accumulation unit value:
    Beginning of period                       $21.14           $21.20             N/A              N/A              N/A
    End of period                             $23.41           $21.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          110              111              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(790)

  Accumulation unit value:
    Beginning of period                       $23.83           $21.63             N/A              N/A              N/A
    End of period                             $24.29           $23.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          471             1,053             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(902)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.92             N/A              N/A              N/A
    End of period                             $11.16           $10.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,937           34,435             N/A              N/A              N/A

JNL/Select Value Division(790)

  Accumulation unit value:
    Beginning of period                       $16.89           $16.13             N/A              N/A              N/A
    End of period                             $19.91           $16.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,268             645              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(790)

  Accumulation unit value:
    Beginning of period                       $23.85           $22.06             N/A              N/A              N/A
    End of period                             $26.43           $23.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,023             757              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                       $33.29           $29.03             N/A              N/A              N/A
    End of period                             $34.66           $33.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          807              745              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(679)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.52           $11.53             N/A              N/A
    End of period                             $15.16           $12.96           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,635            3,298            1,939             N/A              N/A

JNL/Western Asset High Yield Bond
Division(975)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.96             N/A              N/A              N/A
    End of period                             $12.90           $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,072             196              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(975)

  Accumulation unit value:
    Beginning of period                       $16.66           $16.62             N/A              N/A              N/A
    End of period                             $17.00           $16.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          971              141              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(679)

  Accumulation unit value:
    Beginning of period                       $13.90           $13.93           $13.87             N/A              N/A
    End of period                             $13.99           $13.90           $13.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,707            1,331            1,209             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.57%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(523)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.78           $10.14             N/A              N/A
    End of period                             $11.86           $11.27           $10.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               54               54               N/A              N/A

JNL/AIM Premier Equity II Division(547)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.30             N/A              N/A
    End of period                               N/A              N/A             $8.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(547)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.49           $11.22             N/A              N/A
    End of period                             $13.55           $12.15           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alger Growth Division(905)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.52             N/A              N/A              N/A
    End of period                             $17.54           $17.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(905)

  Accumulation unit value:
    Beginning of period                       $15.72           $15.21             N/A              N/A              N/A
    End of period                             $17.21           $15.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(1197)

  Accumulation unit value:
    Beginning of period                       $20.95             N/A              N/A              N/A              N/A
    End of period                             $20.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,258             N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(641)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.65            $8.67             N/A              N/A
    End of period                             $11.18           $10.36            $9.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          118              119              119              N/A              N/A

JNL/FMR MidCap Equity Division(905)

  Accumulation unit value:
    Beginning of period                       $19.42           $19.12             N/A              N/A              N/A
    End of period                             $21.21           $19.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(641)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.04           $10.22             N/A              N/A
    End of period                             $15.52           $12.99           $12.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          100              100              101              N/A              N/A

JNL/JPMorgan International Value
Division(665)

  Accumulation unit value:
    Beginning of period                       $11.16            $9.66            $8.44             N/A              N/A
    End of period                             $14.36           $11.16            $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,544             743              860              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(641)

  Accumulation unit value:
    Beginning of period                       $16.88           $15.92           $13.34             N/A              N/A
    End of period                             $18.85           $16.88           $15.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,338            4,512            4,537             N/A              N/A

JNL/Lazard Small Cap Value Division(665)

  Accumulation unit value:
    Beginning of period                       $13.78           $13.51           $12.19             N/A              N/A
    End of period                             $15.69           $13.78           $13.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                          554              581              603              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.22             N/A              N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,221             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                       $14.78           $15.65           $13.16           $13.02             N/A
    End of period                             $15.56           $14.78           $15.65           $13.16             N/A
  Accumulation units outstanding
  at the end of period                           -              4,669            4,706             628              N/A

JNL/MCM Bond Index Division(528)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.74           $10.74             N/A              N/A
    End of period                             $10.77           $10.66           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,085            4,803            3,473             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                       $12.58           $13.68           $13.62           $13.44             N/A
    End of period                             $15.87           $12.58           $13.68           $13.62             N/A
  Accumulation units outstanding
  at the end of period                          958              997             1,040             730              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(665)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.40           $10.63             N/A              N/A
    End of period                             $13.64           $11.79           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          642              696              704              N/A              N/A

JNL/MCM Global 15 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                       $16.23           $15.12           $12.20           $12.01             N/A
    End of period                             $22.14           $16.23           $15.12           $12.20             N/A
  Accumulation units outstanding
  at the end of period                         4,311            4,482            4,499             272              N/A

JNL/MCM Healthcare Sector Division(657)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.13            $9.94             N/A              N/A
    End of period                             $11.01           $10.63           $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          979              974              991              N/A              N/A

JNL/MCM International Index Division(483)

  Accumulation unit value:
    Beginning of period                       $14.51           $13.14           $11.28           $11.05             N/A
    End of period                             $17.76           $14.51           $13.14           $11.28             N/A
  Accumulation units outstanding
  at the end of period                         4,268            3,163            2,367             740              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(1081)

  Accumulation unit value:
    Beginning of period                       $12.20             N/A              N/A              N/A              N/A
    End of period                             $13.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,174             N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(657)

  Accumulation unit value:
    Beginning of period                       $21.81           $16.36           $14.78             N/A              N/A
    End of period                             $25.68           $21.81           $16.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          463              491              622              N/A              N/A

JNL/MCM S&P 10 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                       $17.09           $12.78           $11.12           $10.95             N/A
    End of period                             $17.42           $17.09           $12.78           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         1,624            1,694            1,774            1,344             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(483)

  Accumulation unit value:
    Beginning of period                       $13.56           $12.43           $11.01           $10.95             N/A
    End of period                             $14.50           $13.56           $12.43           $11.01             N/A
  Accumulation units outstanding
  at the end of period                         6,427            5,800            4,870            1,045             N/A

JNL/MCM S&P 500 Index Division(483)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.15            $9.47            $9.33             N/A
    End of period                             $11.59           $10.33           $10.15            $9.47             N/A
  Accumulation units outstanding
  at the end of period                        14,859           11,433            9,927            2,192             N/A

JNL/MCM Select Small-Cap Division
(NY)(485)

  Accumulation unit value:
    Beginning of period                       $18.00           $16.98           $15.52           $15.78             N/A
    End of period                             $19.56           $18.00           $16.98           $15.52             N/A
  Accumulation units outstanding
  at the end of period                           -              3,752            4,700            1,958             N/A

JNL/MCM Small Cap Index Division(483)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.73           $11.13           $11.08             N/A
    End of period                             $14.81           $12.94           $12.73           $11.13             N/A
  Accumulation units outstanding
  at the end of period                         6,215            4,729            3,581             516              N/A

JNL/MCM Technology Sector Division(657)

  Accumulation unit value:
    Beginning of period                        $5.38            $5.38            $4.59             N/A              N/A
    End of period                              $5.73            $5.38            $5.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,916            1,898            1,897             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(1081)

  Accumulation unit value:
    Beginning of period                       $14.42             N/A              N/A              N/A              N/A
    End of period                             $14.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,490             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(641)

  Accumulation unit value:
    Beginning of period                       $12.04           $10.86            $8.88             N/A              N/A
    End of period                             $13.73           $12.04           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,177            1,177            1,178             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(507)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.89           $12.71             N/A              N/A
    End of period                             $12.97           $12.86           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,695            4,737            4,835             N/A              N/A

JNL/PPM America High Yield Bond
Division(641)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.07             N/A              N/A
    End of period                               N/A              N/A            $14.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(565)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90             N/A              N/A
    End of period                               N/A              N/A             $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(507)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.72           $10.88             N/A              N/A
    End of period                             $13.96           $12.39           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,977            5,136            7,330             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(490)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.93           $11.10             N/A              N/A
    End of period                             $13.90           $12.50           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,883           32,170           31,875             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(443)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.65           $10.91           $10.47             N/A
    End of period                             $13.21           $12.08           $11.65           $10.91             N/A
  Accumulation units outstanding
  at the end of period                         5,036           13,164           16,212             794              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A              N/A
    End of period                             $11.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Value Division(485)

  Accumulation unit value:
    Beginning of period                       $16.89           $16.02           $14.32           $14.30             N/A
    End of period                             $19.90           $16.89           $16.02           $14.32             N/A
  Accumulation units outstanding
  at the end of period                          72               72               72              8,643             N/A

JNL/T.Rowe Price Established Growth
Division(485)

  Accumulation unit value:
    Beginning of period                       $23.82           $23.04           $21.51           $21.48             N/A
    End of period                             $26.40           $23.82           $23.04           $21.51             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              3,597             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(485)

  Accumulation unit value:
    Beginning of period                       $33.26           $29.91           $26.00           $26.12             N/A
    End of period                             $34.62           $33.26           $29.91           $26.00             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              2,957             N/A

JNL/T.Rowe Price Value Division(665)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.52           $11.45             N/A              N/A
    End of period                             $15.15           $12.95           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          467              516              537              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.97           $12.08           $11.77             N/A              N/A
    End of period                             $12.88           $11.97           $12.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          89               89               89               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(905)

  Accumulation unit value:
    Beginning of period                       $16.65           $16.78             N/A              N/A              N/A
    End of period                             $16.98           $16.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(641)

  Accumulation unit value:
    Beginning of period                       $13.90           $13.92           $13.77             N/A              N/A
    End of period                             $14.00           $13.90           $13.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          74               75               75               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.595%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(862)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.54             N/A              N/A              N/A
    End of period                             $11.83           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,209            2,335             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(858)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.64             N/A              N/A              N/A
    End of period                             $15.28           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          637              453              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(843)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.47             N/A              N/A              N/A
    End of period                             $13.70           $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          12                5               N/A              N/A              N/A

JNL/Alger Growth Division(862)

  Accumulation unit value:
    Beginning of period                       $17.11           $15.68             N/A              N/A              N/A
    End of period                             $17.50           $17.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          732              774              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.92             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,157             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(974)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.92             N/A              N/A              N/A
    End of period                             $12.44           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          193              202              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(974)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.32             N/A              N/A              N/A
    End of period                             $12.63           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          372              391              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(974)

  Accumulation unit value:
    Beginning of period                       $11.14           $11.15             N/A              N/A              N/A
    End of period                             $14.33           $11.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,109             595              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                       $16.87           $15.79             N/A              N/A              N/A
    End of period                             $18.80           $16.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           9                3               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.20             N/A              N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          763              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                       $14.77           $15.64           $13.16           $12.99             N/A
    End of period                             $15.54           $14.77           $15.64           $13.16             N/A
  Accumulation units outstanding
  at the end of period                           -               550              550              550              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                       $12.57           $13.67           $13.62           $13.45             N/A
    End of period                             $15.85           $12.57           $13.67           $13.62             N/A
  Accumulation units outstanding
  at the end of period                          648              641              637              637              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                       $16.22           $15.11           $12.19           $12.00             N/A
    End of period                             $22.11           $16.22           $15.11           $12.19             N/A
  Accumulation units outstanding
  at the end of period                          657             2,106            1,581             238              N/A

JNL/MCM Healthcare Sector Division(586)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.12           $10.09             N/A              N/A
    End of period                             $10.99           $10.61           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,138            1,203              -               N/A              N/A

JNL/MCM International Index Division(481)

  Accumulation unit value:
    Beginning of period                       $14.49           $13.13           $11.27           $11.00             N/A
    End of period                             $17.74           $14.49           $13.13           $11.27             N/A
  Accumulation units outstanding
  at the end of period                         2,659            3,930             649              649              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.88           $10.69             N/A              N/A
    End of period                             $13.58           $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,330            1,870             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(843)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.14             N/A              N/A              N/A
    End of period                             $10.71           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          14                5               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(586)

  Accumulation unit value:
    Beginning of period                       $21.78           $16.34           $13.64             N/A              N/A
    End of period                             $25.63           $21.78           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,369              -               N/A              N/A

JNL/MCM S&P 10 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                       $17.07           $12.77           $11.12           $10.91             N/A
    End of period                             $17.40           $17.07           $12.77           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         1,178            3,240            1,178            1,178             N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(481)

  Accumulation unit value:
    Beginning of period                       $13.55           $12.42           $11.01           $10.95             N/A
    End of period                             $14.48           $13.55           $12.42           $11.01             N/A
  Accumulation units outstanding
  at the end of period                         2,390            2,803             913              913              N/A

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.15            $9.46            $9.32             N/A
    End of period                             $11.57           $10.32           $10.15            $9.46             N/A
  Accumulation units outstanding
  at the end of period                         4,406            7,087            1,915            1,915             N/A

JNL/MCM Select Small-Cap Division
(NY)(858)

  Accumulation unit value:
    Beginning of period                       $17.98           $16.19             N/A              N/A              N/A
    End of period                             $19.54           $17.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               167              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(481)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.72           $11.12           $11.08             N/A
    End of period                             $14.80           $12.92           $12.72           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         1,940            2,148             451              451              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(728)

  Accumulation unit value:
    Beginning of period                       $15.36           $11.34           $11.17             N/A              N/A
    End of period                             $14.74           $15.36           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,438            1,790             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(870)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.24             N/A              N/A              N/A
    End of period                             $12.92           $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,849             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(862)

  Accumulation unit value:
    Beginning of period                       $12.03           $10.67             N/A              N/A              N/A
    End of period                             $13.71           $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,128            2,250             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(785)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.75             N/A              N/A              N/A
    End of period                             $12.94           $12.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,596            6,866             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(586)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.91           $10.91             N/A              N/A
    End of period                             $13.87           $12.47           $11.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,131            4,048            3,284             N/A              N/A

JNL/S&P Managed Moderate Division(958)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.67             N/A              N/A              N/A
    End of period                             $11.53           $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,490            1,491             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(586)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.63           $10.77             N/A              N/A
    End of period                             $13.18           $12.06           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,025            5,216            2,176             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(692)

  Accumulation unit value:
    Beginning of period                       $21.06           $20.52           $19.49             N/A              N/A
    End of period                             $23.32           $21.06           $20.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          912             3,145             785              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(862)

  Accumulation unit value:
    Beginning of period                       $23.76           $22.43             N/A              N/A              N/A
    End of period                             $26.32           $23.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               526              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(843)

  Accumulation unit value:
    Beginning of period                       $33.24           $29.44             N/A              N/A              N/A
    End of period                             $34.59           $33.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          771              812              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(858)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.87             N/A              N/A              N/A
    End of period                             $12.86           $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               230              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(862)

  Accumulation unit value:
    Beginning of period                       $16.60           $16.69             N/A              N/A              N/A
    End of period                             $16.93           $16.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,464             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                       $13.54             N/A              N/A              N/A              N/A
    End of period                             $13.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,973             N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.60%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(936)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.61             N/A              N/A              N/A
    End of period                             $10.75           $10.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          661              707              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(936)

  Accumulation unit value:
    Beginning of period                       $16.21           $14.72             N/A              N/A              N/A
    End of period                             $22.10           $16.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          95               102              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(936)

  Accumulation unit value:
    Beginning of period                       $14.49           $13.22             N/A              N/A              N/A
    End of period                             $17.73           $14.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          212              227              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(936)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.88             N/A              N/A              N/A
    End of period                             $13.58           $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,289            1,379             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(851)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.85             N/A              N/A              N/A
    End of period                             $13.86           $12.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,845           10,845             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(871)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.52             N/A              N/A              N/A
    End of period                             $11.53           $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,922            4,752             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(936)

  Accumulation unit value:
    Beginning of period                       $33.15           $30.38             N/A              N/A              N/A
    End of period                             $34.50           $33.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          92               99               N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.61%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(992)

  Accumulation unit value:
    Beginning of period                       $11.91             N/A              N/A              N/A              N/A
    End of period                             $15.28             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(833)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.25             N/A              N/A              N/A
    End of period                             $12.43           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(833)

  Accumulation unit value:
    Beginning of period                       $12.94           $11.53             N/A              N/A              N/A
    End of period                             $15.45           $12.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/JPMorgan International Value
Division(992)

  Accumulation unit value:
    Beginning of period                       $11.48             N/A              N/A              N/A              N/A
    End of period                             $14.31             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(833)

  Accumulation unit value:
    Beginning of period                       $16.83           $15.60             N/A              N/A              N/A
    End of period                             $18.78           $16.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A              N/A
    End of period                             $11.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(1129)

  Accumulation unit value:
    Beginning of period                       $14.96             N/A              N/A              N/A              N/A
    End of period                             $15.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.71             N/A              N/A              N/A
    End of period                             $10.74           $10.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,617            1,572             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1163)

  Accumulation unit value:
    Beginning of period                        $5.14             N/A              N/A              N/A              N/A
    End of period                              $5.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(936)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.94             N/A              N/A              N/A
    End of period                             $15.84           $12.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          109              124              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1121)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(833)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.84             N/A              N/A              N/A
    End of period                             $13.60           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(889)

  Accumulation unit value:
    Beginning of period                       $16.21           $15.87             N/A              N/A              N/A
    End of period                             $22.09           $16.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(833)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.51             N/A              N/A              N/A
    End of period                             $10.97           $10.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(820)

  Accumulation unit value:
    Beginning of period                       $14.48           $12.65             N/A              N/A              N/A
    End of period                             $17.72           $14.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,241            1,277             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(863)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.09             N/A              N/A              N/A
    End of period                             $13.58           $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,011            8,012             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(1163)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $10.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(833)

  Accumulation unit value:
    Beginning of period                       $21.75           $17.67             N/A              N/A              N/A
    End of period                             $25.60           $21.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(889)

  Accumulation unit value:
    Beginning of period                       $17.07           $15.51             N/A              N/A              N/A
    End of period                             $17.38           $17.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(820)

  Accumulation unit value:
    Beginning of period                       $13.54           $11.84             N/A              N/A              N/A
    End of period                             $14.47           $13.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,373            1,362             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(820)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.69             N/A              N/A              N/A
    End of period                             $11.56           $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,692            1,695             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(1131)

  Accumulation unit value:
    Beginning of period                       $16.93             N/A              N/A              N/A              N/A
    End of period                             $19.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(820)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.37             N/A              N/A              N/A
    End of period                             $14.78           $12.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,409            1,418             N/A              N/A              N/A

JNL/MCM Technology Sector Division(833)

  Accumulation unit value:
    Beginning of period                        $5.36            $5.06             N/A              N/A              N/A
    End of period                              $5.71            $5.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(898)

  Accumulation unit value:
    Beginning of period                       $15.36           $12.79             N/A              N/A              N/A
    End of period                             $14.73           $15.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          118              109              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(833)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.94             N/A              N/A              N/A
    End of period                             $12.92           $12.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(898)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.97             N/A              N/A              N/A
    End of period                             $13.85           $12.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,457              -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division(857)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.40             N/A              N/A              N/A
    End of period                             $11.52           $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,394            6,337             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(863)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.56             N/A              N/A              N/A
    End of period                             $13.17           $12.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(902)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.87             N/A              N/A              N/A
    End of period                             $11.09           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          847              970              N/A              N/A              N/A

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                       $18.12             N/A              N/A              N/A              N/A
    End of period                             $19.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(906)

  Accumulation unit value:
    Beginning of period                       $33.12           $31.54             N/A              N/A              N/A
    End of period                             $34.45           $33.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(992)

  Accumulation unit value:
    Beginning of period                       $12.00             N/A              N/A              N/A              N/A
    End of period                             $12.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.62%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(984)

  Accumulation unit value:
    Beginning of period                       $17.86             N/A              N/A              N/A              N/A
    End of period                             $20.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(735)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.99           $11.88             N/A              N/A
    End of period                             $15.43           $12.92           $11.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          511              543              546              N/A              N/A

JNL/JPMorgan International Value
Division(722)

  Accumulation unit value:
    Beginning of period                       $11.12            $9.63            $9.16             N/A              N/A
    End of period                             $14.30           $11.12            $9.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,136            3,188            1,591             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(722)

  Accumulation unit value:
    Beginning of period                       $16.81           $15.86           $15.43             N/A              N/A
    End of period                             $18.77           $16.81           $15.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          410             1,617             541              N/A              N/A

JNL/Lazard Small Cap Value Division(722)

  Accumulation unit value:
    Beginning of period                       $13.73           $13.46           $13.01             N/A              N/A
    End of period                             $15.62           $13.73           $13.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          482             1,962             641              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1223)

  Accumulation unit value:
    Beginning of period                       $11.61             N/A              N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          359              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(984)

  Accumulation unit value:
    Beginning of period                       $14.87             N/A              N/A              N/A              N/A
    End of period                             $15.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.37           $11.09             N/A              N/A
    End of period                             $13.59           $11.75           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,605            2,907            1,324             N/A              N/A

JNL/MCM Global 15 Division (NY)(984)

  Accumulation unit value:
    Beginning of period                       $16.49             N/A              N/A              N/A              N/A
    End of period                             $22.08             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          367              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.10            $9.85             N/A              N/A
    End of period                             $10.97           $10.59           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,172            3,188            1,485             N/A              N/A

JNL/MCM International Index Division(798)

  Accumulation unit value:
    Beginning of period                       $14.48           $12.98             N/A              N/A              N/A
    End of period                             $17.71           $14.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,785            1,891             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(756)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.51             N/A              N/A              N/A
    End of period                             $13.57           $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,775            2,889             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division(1112)

  Accumulation unit value:
    Beginning of period                        $8.96             N/A              N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(908)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.35             N/A              N/A              N/A
    End of period                             $10.63           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          162              150              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $21.73           $16.31           $15.95             N/A              N/A
    End of period                             $25.58           $21.73           $16.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          623             1,583             920              N/A              N/A

JNL/MCM S&P 10 Division (NY)(1035)

  Accumulation unit value:
    Beginning of period                       $18.59             N/A              N/A              N/A              N/A
    End of period                             $17.38             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          906              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(798)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.26             N/A              N/A              N/A
    End of period                             $14.46           $13.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,891            2,002             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(798)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.85             N/A              N/A              N/A
    End of period                             $11.56           $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,354            2,493             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(722)

  Accumulation unit value:
    Beginning of period                       $17.96           $16.96           $16.04             N/A              N/A
    End of period                             $19.52           $17.96           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               831              790              N/A              N/A

JNL/MCM Small Cap Index Division(798)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.96             N/A              N/A              N/A
    End of period                             $14.78           $12.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,939            2,053             N/A              N/A              N/A

JNL/MCM Technology Sector Division(722)

  Accumulation unit value:
    Beginning of period                        $5.36            $5.37            $5.33             N/A              N/A
    End of period                              $5.71            $5.36            $5.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,993            6,263            2,781             N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(756)

  Accumulation unit value:
    Beginning of period                       $15.35           $11.27             N/A              N/A              N/A
    End of period                             $14.73           $15.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,150            1,942             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(1088)

  Accumulation unit value:
    Beginning of period                       $11.93             N/A              N/A              N/A              N/A
    End of period                             $13.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,185             N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(722)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.85           $12.88             N/A              N/A
    End of period                             $12.91           $12.81           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,096            8,089            3,876             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(897)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.53             N/A              N/A              N/A
    End of period                             $11.52           $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,369            1,441             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(748)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.45             N/A              N/A              N/A
    End of period                             $13.15           $12.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          199             4,076             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(984)

  Accumulation unit value:
    Beginning of period                       $24.18             N/A              N/A              N/A              N/A
    End of period                             $24.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(1195)

  Accumulation unit value:
    Beginning of period                       $11.05             N/A              N/A              N/A              N/A
    End of period                             $11.08             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,333             N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(984)

  Accumulation unit value:
    Beginning of period                       $33.36             N/A              N/A              N/A              N/A
    End of period                             $34.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          431              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(735)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.49           $12.49             N/A              N/A
    End of period                             $15.10           $12.91           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          521              547              519              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.645%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(624)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.75            $9.89             N/A              N/A
    End of period                             $11.80           $11.23           $10.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          551              551              552              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $15.61           $15.50           $14.02             N/A              N/A
    End of period                             $17.08           $15.61           $15.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          194              194              195              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1123)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,859             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(624)

  Accumulation unit value:
    Beginning of period                       $11.10            $9.61            $8.12             N/A              N/A
    End of period                             $14.27           $11.10            $9.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          335              335              336              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                       $16.78           $15.84           $14.29             N/A              N/A
    End of period                             $18.72           $16.78           $15.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          563              604              649              N/A              N/A

JNL/Lazard Small Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                       $13.70           $13.44           $12.23             N/A              N/A
    End of period                             $15.58           $13.70           $13.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          658              706              758              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.16             N/A              N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,055             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                       $14.74           $15.62           $13.83             N/A              N/A
    End of period                             $15.51           $14.74           $15.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              7,020           13,391             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(604)

  Accumulation unit value:
    Beginning of period                       $12.54           $13.66           $13.03             N/A              N/A
    End of period                             $15.82           $12.54           $13.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,700            5,766            7,002             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(604)

  Accumulation unit value:
    Beginning of period                       $16.19           $15.09           $12.49             N/A              N/A
    End of period                             $22.06           $16.19           $15.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,148           10,393            7,719             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(690)

  Accumulation unit value:
    Beginning of period                       $14.46           $13.11           $11.65             N/A              N/A
    End of period                             $17.69           $14.46           $13.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,608            1,805            1,830             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(817)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.50             N/A              N/A              N/A
    End of period                             $13.57           $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,868            4,964             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(678)

  Accumulation unit value:
    Beginning of period                       $21.71           $16.29           $16.14             N/A              N/A
    End of period                             $25.54           $21.71           $16.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,622            3,641            1,148             N/A              N/A

JNL/MCM S&P 10 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                       $17.05           $12.76           $11.19             N/A              N/A
    End of period                             $17.36           $17.05           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,900           11,065           15,949             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(594)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.40           $11.40             N/A              N/A
    End of period                             $14.45           $13.52           $12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,728            2,637            6,350             N/A              N/A

JNL/MCM S&P 500 Index Division(690)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.13            $9.17             N/A              N/A
    End of period                             $11.54           $10.30           $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,063            2,265            2,296             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(604)

  Accumulation unit value:
    Beginning of period                       $17.95           $16.95           $15.01             N/A              N/A
    End of period                             $19.51           $17.95           $16.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,077            6,230             N/A              N/A

JNL/MCM Small Cap Index Division(594)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.71           $11.44             N/A              N/A
    End of period                             $14.76           $12.90           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,701            2,255            4,099             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(791)

  Accumulation unit value:
    Beginning of period                       $15.35           $12.30             N/A              N/A              N/A
    End of period                             $14.72           $15.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,101            4,069             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(817)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.46             N/A              N/A              N/A
    End of period                             $12.90           $11.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,971             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(648)

  Accumulation unit value:
    Beginning of period                       $12.00           $10.83            $9.06             N/A              N/A
    End of period                             $13.67           $12.00           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,713            1,765            1,833             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(624)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.88             N/A              N/A
    End of period                               N/A              N/A            $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(648)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.74             N/A              N/A
    End of period                               N/A              N/A            $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(672)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.51             N/A              N/A
    End of period                               N/A              N/A             $9.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.66           $10.75             N/A              N/A
    End of period                             $13.86           $12.32           $11.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,954            5,105            8,680             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(610)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.87           $11.05             N/A              N/A
    End of period                             $13.81           $12.42           $11.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,685            7,759            7,854             N/A              N/A

JNL/S&P Managed Moderate Division(806)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.29             N/A              N/A              N/A
    End of period                             $11.51           $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,082            2,084             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(791)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.35             N/A              N/A              N/A
    End of period                             $13.13           $12.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(826)

  Accumulation unit value:
    Beginning of period                       $20.95           $19.98             N/A              N/A              N/A
    End of period                             $23.19           $20.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(791)

  Accumulation unit value:
    Beginning of period                       $23.61           $21.43             N/A              N/A              N/A
    End of period                             $24.06           $23.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(668)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.85           $10.89             N/A              N/A
    End of period                             $11.05           $10.85           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             28,152              -               N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(624)

  Accumulation unit value:
    Beginning of period                       $23.63           $22.87           $20.56             N/A              N/A
    End of period                             $26.17           $23.63           $22.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          265              265              265              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                       $32.99           $29.69           $25.77             N/A              N/A
    End of period                             $34.32           $32.99           $29.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          616              629              645              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(678)

  Accumulation unit value:
    Beginning of period                       $11.89           $12.01           $11.74             N/A              N/A
    End of period                             $12.80           $11.89           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,624            7,107             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(678)

  Accumulation unit value:
    Beginning of period                       $16.51           $16.52           $16.12             N/A              N/A
    End of period                             $16.84           $16.51           $16.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,679            2,874             N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.65%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(844)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.61             N/A              N/A              N/A
    End of period                             $11.12           $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.16             N/A              N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(844)

  Accumulation unit value:
    Beginning of period                       $14.74           $14.74             N/A              N/A              N/A
    End of period                             $15.51           $14.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(844)

  Accumulation unit value:
    Beginning of period                       $12.54           $13.04             N/A              N/A              N/A
    End of period                             $15.81           $12.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(844)

  Accumulation unit value:
    Beginning of period                       $16.18           $14.78             N/A              N/A              N/A
    End of period                             $22.06           $16.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(899)

  Accumulation unit value:
    Beginning of period                       $14.46           $13.39             N/A              N/A              N/A
    End of period                             $17.69           $14.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(1128)

  Accumulation unit value:
    Beginning of period                       $17.27             N/A              N/A              N/A              N/A
    End of period                             $19.50             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(844)

  Accumulation unit value:
    Beginning of period                       $15.35           $12.34             N/A              N/A              N/A
    End of period                             $14.72           $15.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(945)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(844)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.28             N/A              N/A              N/A
    End of period                             $10.91           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(701)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.47           $10.16             N/A              N/A
    End of period                             $11.51           $10.71           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,962            1,965            1,968             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(389)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.59           $10.86           $10.01             N/A
    End of period                             $13.13           $12.01           $11.59           $10.86             N/A
  Accumulation units outstanding
  at the end of period                        28,765           32,093              -                -               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(947)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(644)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.85           $10.90             N/A              N/A
    End of period                             $11.04           $10.85           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(844)

  Accumulation unit value:
    Beginning of period                       $23.62           $22.35             N/A              N/A              N/A
    End of period                             $26.15           $23.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.90           $12.01           $11.71             N/A              N/A
    End of period                             $12.80           $11.90           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.66%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(856)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.74             N/A              N/A              N/A
    End of period                             $11.12           $10.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          464              488              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(932)

  Accumulation unit value:
    Beginning of period                       $16.76           $15.85             N/A              N/A              N/A
    End of period                             $18.70           $16.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,757            1,757             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(846)

  Accumulation unit value:
    Beginning of period                       $14.46           $12.68             N/A              N/A              N/A
    End of period                             $17.68           $14.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          966              966              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(846)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.92             N/A              N/A              N/A
    End of period                             $13.56           $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,451            2,532             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(846)

  Accumulation unit value:
    Beginning of period                       $13.51           $12.58             N/A              N/A              N/A
    End of period                             $14.43           $13.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          974              974              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(846)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.98             N/A              N/A              N/A
    End of period                             $11.53           $10.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,227            1,227             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(846)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.10             N/A              N/A              N/A
    End of period                             $14.75           $12.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,794            2,794             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(932)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.17             N/A              N/A              N/A
    End of period                             $13.66           $11.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,493            2,493             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(846)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.47             N/A              N/A              N/A
    End of period                             $13.84           $12.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,669            2,669             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(856)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.30             N/A              N/A              N/A
    End of period                             $10.91           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,373            2,419             N/A              N/A              N/A

JNL/S&P Managed Growth Division(846)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.70             N/A              N/A              N/A
    End of period                             $13.79           $12.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,617            2,617             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(855)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.48             N/A              N/A              N/A
    End of period                             $11.51           $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,316            7,917             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(867)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.64             N/A              N/A              N/A
    End of period                             $13.11           $12.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          411              411              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(856)

  Accumulation unit value:
    Beginning of period                       $20.91           $20.34             N/A              N/A              N/A
    End of period                             $23.15           $20.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,830            1,860             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(858)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.81             N/A              N/A              N/A
    End of period                             $11.03           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(932)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.14             N/A              N/A              N/A
    End of period                             $15.06           $12.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,293            2,293             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.67%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(624)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.74            $9.88             N/A              N/A
    End of period                             $11.78           $11.22           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,236            3,659              -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                       $11.49           $11.46             N/A              N/A              N/A
    End of period                             $15.26           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          325              607              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(624)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.46           $10.14             N/A              N/A
    End of period                             $13.48           $12.10           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,881            1,790              -               N/A              N/A

JNL/Alger Growth Division(815)

  Accumulation unit value:
    Beginning of period                       $16.97           $14.73             N/A              N/A              N/A
    End of period                             $17.34           $16.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          58               64               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(815)

  Accumulation unit value:
    Beginning of period                       $15.57           $14.67             N/A              N/A              N/A
    End of period                             $17.03           $15.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          453              612              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(596)

  Accumulation unit value:
    Beginning of period                       $17.58           $17.62           $15.69             N/A              N/A
    End of period                             $20.56           $17.58           $17.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,216            2,216            2,216             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(815)

  Accumulation unit value:
    Beginning of period                       $19.21           $17.07             N/A              N/A              N/A
    End of period                             $20.96           $19.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          282              418              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1169)

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(977)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.88             N/A              N/A              N/A
    End of period                             $12.42           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          263              426              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(977)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.90             N/A              N/A              N/A
    End of period                             $15.34           $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          213              359              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(915)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.34             N/A              N/A              N/A
    End of period                             $14.24           $11.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          230              416              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(698)

  Accumulation unit value:
    Beginning of period                       $16.75           $15.81           $14.72             N/A              N/A
    End of period                             $18.68           $16.75           $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,023            4,670            5,116             N/A              N/A

JNL/Lazard Small Cap Value Division(698)

  Accumulation unit value:
    Beginning of period                       $13.67           $13.42           $12.50             N/A              N/A
    End of period                             $15.55           $13.67           $13.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,062            2,259            2,711             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.14             N/A              N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,432             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                       $14.73           $15.61           $13.61             N/A              N/A
    End of period                             $15.50           $14.73           $15.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,825            6,106             N/A              N/A

JNL/MCM Bond Index Division(977)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.56             N/A              N/A              N/A
    End of period                             $10.71           $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,263            3,291             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1169)

  Accumulation unit value:
    Beginning of period                       $10.19             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                       $12.53           $13.65           $12.61             N/A              N/A
    End of period                             $15.80           $12.53           $13.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,434            3,457            1,095             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1169)

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(915)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.09             N/A              N/A              N/A
    End of period                             $13.54           $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(596)

  Accumulation unit value:
    Beginning of period                       $16.17           $15.08           $12.63             N/A              N/A
    End of period                             $22.04           $16.17           $15.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,069            8,811            9,273             N/A              N/A

JNL/MCM Healthcare Sector Division(915)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.61             N/A              N/A              N/A
    End of period                             $10.92           $10.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(815)

  Accumulation unit value:
    Beginning of period                       $14.45           $12.81             N/A              N/A              N/A
    End of period                             $17.67           $14.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          62               73               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(825)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.70             N/A              N/A              N/A
    End of period                             $13.56           $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,341            3,659             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(898)

  Accumulation unit value:
    Beginning of period                       $21.66           $21.13             N/A              N/A              N/A
    End of period                             $25.48           $21.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          472              472              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                       $17.03           $12.75           $10.56             N/A              N/A
    End of period                             $17.34           $17.03           $12.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,255            2,840            1,292             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(641)

  Accumulation unit value:
    Beginning of period                       $17.93           $16.94           $13.18             N/A              N/A
    End of period                             $19.49           $17.93           $16.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,622            3,678             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(915)

  Accumulation unit value:
    Beginning of period                        $5.34            $5.24             N/A              N/A              N/A
    End of period                              $5.68            $5.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(825)

  Accumulation unit value:
    Beginning of period                       $15.34           $11.96             N/A              N/A              N/A
    End of period                             $14.71           $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,595            4,011             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(815)

  Accumulation unit value:
    Beginning of period                       $11.98           $10.23             N/A              N/A              N/A
    End of period                             $13.65           $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          171              254              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(815)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.83             N/A              N/A              N/A
    End of period                             $12.85           $12.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,285            3,099             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division(977)

  Accumulation unit value:
    Beginning of period                       $18.92           $19.14             N/A              N/A              N/A
    End of period                             $20.95           $18.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          233              363              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(628)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.26             N/A              N/A
    End of period                               N/A              N/A             $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.64           $10.73             N/A              N/A
    End of period                             $13.83           $12.29           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,797            2,844            2,500             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(677)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.85           $11.08             N/A              N/A
    End of period                             $13.78           $12.40           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          784              827              486              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(698)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.57           $11.11             N/A              N/A
    End of period                             $13.10           $11.99           $11.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,279            6,132            6,779             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(815)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.80             N/A              N/A              N/A
    End of period                             $11.02           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,869           10,170             N/A              N/A              N/A

JNL/Select Value Division(815)

  Accumulation unit value:
    Beginning of period                       $16.83           $15.79             N/A              N/A              N/A
    End of period                             $19.81           $16.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          503              782              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(677)

  Accumulation unit value:
    Beginning of period                       $23.57           $22.82           $21.22             N/A              N/A
    End of period                             $26.09           $23.57           $22.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          956             1,233             254              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $32.91           $29.62           $26.69             N/A              N/A
    End of period                             $34.22           $32.91           $29.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,787            1,878            1,500             N/A              N/A

JNL/T.Rowe Price Value Division(815)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.05             N/A              N/A              N/A
    End of period                             $15.05           $12.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,061            1,642             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(815)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.64             N/A              N/A              N/A
    End of period                             $12.77           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          777             1,111             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(815)

  Accumulation unit value:
    Beginning of period                       $16.47           $16.36             N/A              N/A              N/A
    End of period                             $16.79           $16.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,171            1,604             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(815)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.80             N/A              N/A              N/A
    End of period                             $13.82           $13.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          709              959              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.695%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.73            $9.99             N/A              N/A
    End of period                             $11.77           $11.21           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,242            1,243            1,245             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(840)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.33             N/A              N/A              N/A
    End of period                             $15.26           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.45           $10.48             N/A              N/A
    End of period                             $13.47           $12.08           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,183            1,185            1,186             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(756)

  Accumulation unit value:
    Beginning of period                       $16.72           $15.16             N/A              N/A              N/A
    End of period                             $18.64           $16.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,133            6,268             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,884             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(756)

  Accumulation unit value:
    Beginning of period                       $14.72           $14.91             N/A              N/A              N/A
    End of period                             $15.48           $14.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,943             N/A              N/A              N/A

JNL/MCM Bond Index Division(740)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.67             N/A              N/A              N/A
    End of period                             $10.70           $10.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          222             1,401             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(799)

  Accumulation unit value:
    Beginning of period                       $12.53           $12.80             N/A              N/A              N/A
    End of period                             $15.79           $12.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          77               77               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(756)

  Accumulation unit value:
    Beginning of period                       $16.16           $14.24             N/A              N/A              N/A
    End of period                             $22.01           $16.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,753            6,517             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(789)

  Accumulation unit value:
    Beginning of period                       $10.54            $9.83             N/A              N/A              N/A
    End of period                             $10.90           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(740)

  Accumulation unit value:
    Beginning of period                       $14.44           $12.80             N/A              N/A              N/A
    End of period                             $17.65           $14.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          185             1,158             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.88           $10.23             N/A              N/A
    End of period                             $13.55           $11.72           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,045            8,053            7,100             N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(789)

  Accumulation unit value:
    Beginning of period                       $21.63           $19.23             N/A              N/A              N/A
    End of period                             $25.43           $21.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,775              -               N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(799)

  Accumulation unit value:
    Beginning of period                       $17.01           $14.15             N/A              N/A              N/A
    End of period                             $17.32           $17.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,049            1,062             N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(740)

  Accumulation unit value:
    Beginning of period                       $13.49           $11.85             N/A              N/A              N/A
    End of period                             $14.41           $13.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          200             1,222             N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(740)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.89             N/A              N/A              N/A
    End of period                             $11.51           $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          240             1,514             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(756)

  Accumulation unit value:
    Beginning of period                       $17.92           $15.98             N/A              N/A              N/A
    End of period                             $19.47           $17.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,662             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(740)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.02             N/A              N/A              N/A
    End of period                             $14.72           $12.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          197             1,245             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(840)

  Accumulation unit value:
    Beginning of period                       $15.34           $12.24             N/A              N/A              N/A
    End of period                             $14.71           $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,160              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.01             N/A              N/A              N/A
    End of period                             $12.89           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(799)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.70             N/A              N/A              N/A
    End of period                             $12.82           $12.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          156              156              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(905)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.85             N/A              N/A              N/A
    End of period                             $13.80           $12.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,384            1,359             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(799)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.11             N/A              N/A              N/A
    End of period                             $10.90           $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          607              600              N/A              N/A              N/A

JNL/S&P Managed Growth Division(794)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.40             N/A              N/A              N/A
    End of period                             $13.75           $12.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,078            3,257             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(767)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.43             N/A              N/A              N/A
    End of period                             $11.50           $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,366            5,297             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(756)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.24             N/A              N/A              N/A
    End of period                             $13.07           $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,304           12,973             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(875)

  Accumulation unit value:
    Beginning of period                       $23.49           $22.82             N/A              N/A              N/A
    End of period                             $23.92           $23.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          435              458              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(979)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.79             N/A              N/A              N/A
    End of period                             $10.99           $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             45,271             N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(799)

  Accumulation unit value:
    Beginning of period                       $23.50           $21.35             N/A              N/A              N/A
    End of period                             $26.02           $23.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46               46               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(875)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.56             N/A              N/A              N/A
    End of period                             $15.02           $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          790              833              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(840)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.65             N/A              N/A              N/A
    End of period                             $12.75           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.70%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(891)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.95             N/A              N/A              N/A
    End of period                             $15.26           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               272              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(891)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.96             N/A              N/A              N/A
    End of period                             $11.09           $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               597              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(768)

  Accumulation unit value:
    Beginning of period                       $19.15           $18.18             N/A              N/A              N/A
    End of period                             $20.89           $19.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          422              422              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(768)

  Accumulation unit value:
    Beginning of period                       $16.71           $15.79             N/A              N/A              N/A
    End of period                             $18.63           $16.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          495              675              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(768)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.24             N/A              N/A              N/A
    End of period                             $15.51           $13.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          888             1,106             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(759)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.04             N/A              N/A              N/A
    End of period                             $13.50           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          558              541              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(759)

  Accumulation unit value:
    Beginning of period                       $10.54            $9.84             N/A              N/A              N/A
    End of period                             $10.90           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          993              971              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.78             N/A              N/A              N/A
    End of period                             $13.55           $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,230            2,215             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(759)

  Accumulation unit value:
    Beginning of period                       $21.62           $17.30             N/A              N/A              N/A
    End of period                             $25.42           $21.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          291              345              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(768)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.09             N/A              N/A              N/A
    End of period                             $11.51           $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,152            1,152             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(759)

  Accumulation unit value:
    Beginning of period                       $15.34           $11.78             N/A              N/A              N/A
    End of period                             $14.71           $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,664            2,026             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(768)

  Accumulation unit value:
    Beginning of period                       $11.97           $10.58             N/A              N/A              N/A
    End of period                             $13.62           $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,096            1,096             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(759)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.79             N/A              N/A              N/A
    End of period                             $12.82           $12.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,109            1,867             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(748)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.39             N/A              N/A              N/A
    End of period                             $13.06           $11.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,953            9,956             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(768)

  Accumulation unit value:
    Beginning of period                       $20.82           $20.40             N/A              N/A              N/A
    End of period                             $23.04           $20.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          377              593              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(891)

  Accumulation unit value:
    Beginning of period                       $23.47           $22.75             N/A              N/A              N/A
    End of period                             $23.90           $23.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               131              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(759)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.78             N/A              N/A              N/A
    End of period                             $10.98           $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          250              221              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(613)

  Accumulation unit value:
    Beginning of period                       $23.50           $22.75           $21.00             N/A              N/A
    End of period                             $26.00           $23.50           $22.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               194               -               N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(613)

  Accumulation unit value:
    Beginning of period                       $32.80           $29.53           $26.57             N/A              N/A
    End of period                             $34.10           $32.80           $29.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                          400              496               -               N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(759)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.93             N/A              N/A              N/A
    End of period                             $12.74           $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,193            1,130             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(759)

  Accumulation unit value:
    Beginning of period                       $16.42           $16.49             N/A              N/A              N/A
    End of period                             $16.73           $16.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,227            1,086             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.71%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(906)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.59             N/A              N/A              N/A
    End of period                             $13.55           $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,966           14,223             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.72%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $11.19           $10.73           $10.01             N/A              N/A
    End of period                             $11.75           $11.19           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          786              833              870              N/A              N/A

JNL/AIM Premier Equity II Division(521)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.26             N/A              N/A
    End of period                               N/A              N/A             $8.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(592)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.44           $10.76             N/A              N/A
    End of period                             $13.45           $12.07           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alger Growth Division(913)

  Accumulation unit value:
    Beginning of period                       $16.89           $16.43             N/A              N/A              N/A
    End of period                             $17.25           $16.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(733)

  Accumulation unit value:
    Beginning of period                       $17.50           $17.54           $17.31             N/A              N/A
    End of period                             $20.46           $17.50           $17.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               893              893              N/A              N/A

JNL/FMR Balanced Division(521)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.59            $9.10             N/A              N/A
    End of period                             $11.07           $10.27            $9.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,638            3,856            3,970             N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(876)

  Accumulation unit value:
    Beginning of period                       $11.19           $11.10             N/A              N/A              N/A
    End of period                             $12.60           $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(592)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.87           $10.31             N/A              N/A
    End of period                             $15.26           $12.79           $11.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/JPMorgan International Value
Division(733)

  Accumulation unit value:
    Beginning of period                       $11.03            $9.56            $9.50             N/A              N/A
    End of period                             $14.17           $11.03            $9.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          844             2,168            2,168             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(592)

  Accumulation unit value:
    Beginning of period                       $16.68           $15.75           $13.75             N/A              N/A
    End of period                             $18.60           $16.68           $15.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,532            2,259            1,671             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,589             N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                       $14.71           $15.59           $13.14             N/A              N/A
    End of period                             $15.47           $14.71           $15.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,210            5,485             N/A              N/A

JNL/MCM Bond Index Division(580)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.69           $10.39             N/A              N/A
    End of period                             $10.69           $10.59           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,308           12,657            1,135             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                       $12.51           $13.63           $13.63             N/A              N/A
    End of period                             $15.77           $12.51           $13.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,220            1,294            1,331             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(728)

  Accumulation unit value:
    Beginning of period                       $16.14           $15.06           $14.85             N/A              N/A
    End of period                             $21.99           $16.14           $15.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,352            2,318            1,735             N/A              N/A

JNL/MCM Healthcare Sector Division(850)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.41             N/A              N/A              N/A
    End of period                             $10.88           $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(580)

  Accumulation unit value:
    Beginning of period                       $14.42           $13.08           $10.68             N/A              N/A
    End of period                             $17.63           $14.42           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,467            9,476            1,008             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(876)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.27             N/A              N/A              N/A
    End of period                             $13.54           $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          528               -               N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(850)

  Accumulation unit value:
    Beginning of period                       $21.59           $19.52             N/A              N/A              N/A
    End of period                             $25.39           $21.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                       $17.00           $12.73           $11.12             N/A              N/A
    End of period                             $17.30           $17.00           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,767            1,555            1,623             N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(580)

  Accumulation unit value:
    Beginning of period                       $13.48           $12.37           $10.62             N/A              N/A
    End of period                             $14.39           $13.48           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,846            9,806            1,066             N/A              N/A

JNL/MCM S&P 500 Index Division(580)

  Accumulation unit value:
    Beginning of period                       $10.27           $10.11            $9.14             N/A              N/A
    End of period                             $11.50           $10.27           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,635           12,806            1,273             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(728)

  Accumulation unit value:
    Beginning of period                       $17.90           $16.92           $16.62             N/A              N/A
    End of period                             $19.45           $17.90           $16.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,090            1,553             N/A              N/A

JNL/MCM Small Cap Index Division(580)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.68           $10.59             N/A              N/A
    End of period                             $14.70           $12.86           $12.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,738           10,522            1,510             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(710)

  Accumulation unit value:
    Beginning of period                       $15.33           $11.34           $10.67             N/A              N/A
    End of period                             $14.70           $15.33           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,536             532              658              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(850)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.08             N/A              N/A              N/A
    End of period                             $12.88           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(1067)

  Accumulation unit value:
    Beginning of period                       $13.15             N/A              N/A              N/A              N/A
    End of period                             $13.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,702             N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(913)

  Accumulation unit value:
    Beginning of period                        $8.30            $8.00             N/A              N/A              N/A
    End of period                              $8.48            $8.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(571)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.76           $12.43             N/A              N/A
    End of period                             $12.80           $12.71           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          38               605              236              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(592)

  Accumulation unit value:
    Beginning of period                       $17.82           $17.46           $16.23             N/A              N/A
    End of period                             $19.61           $17.82           $17.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(683)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.81           $10.80             N/A              N/A
    End of period                             $13.72           $12.35           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,273            9,267            6,987             N/A              N/A

JNL/S&P Managed Moderate Division(850)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.41             N/A              N/A              N/A
    End of period                             $11.50           $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(646)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.53           $10.56             N/A              N/A
    End of period                             $13.04           $11.94           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,102             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                       $20.78           $20.28           $19.16             N/A              N/A
    End of period                             $22.99           $20.78           $20.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,275            1,350            1,410             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(733)

  Accumulation unit value:
    Beginning of period                       $23.42           $22.99           $22.83             N/A              N/A
    End of period                             $23.85           $23.42           $22.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               677              677              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                       $16.80           $15.96           $14.65             N/A              N/A
    End of period                             $19.77           $16.80           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,661            2,409            2,486             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $23.45           $22.71           $21.63             N/A              N/A
    End of period                             $25.94           $23.45           $22.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,143            1,211            1,253             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(733)

  Accumulation unit value:
    Beginning of period                       $32.73           $29.48           $29.11             N/A              N/A
    End of period                             $34.02           $32.73           $29.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          495              354              354              N/A              N/A

JNL/T.Rowe Price Value Division(710)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.43           $11.93             N/A              N/A
    End of period                             $15.00           $12.84           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               571              706              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.745%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(724)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.59           $11.38             N/A              N/A
    End of period                             $13.76           $12.24           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          138              74                6               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(711)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.79           $11.41             N/A              N/A
    End of period                             $13.69           $12.33           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          587              618              650              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.76%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          392              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                       $14.69           $15.57           $14.95             N/A              N/A
    End of period                             $15.45           $14.69           $15.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               293              306              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                       $12.49           $13.62           $13.04             N/A              N/A
    End of period                             $15.74           $12.49           $13.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          323              336              351              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(710)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.28           $10.82             N/A              N/A
    End of period                             $13.44           $11.64           $11.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          311              324              338              N/A              N/A

JNL/MCM Global 15 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                       $16.12           $15.05           $14.57             N/A              N/A
    End of period                             $21.95           $16.12           $15.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          289              301              314              N/A              N/A

JNL/MCM Healthcare Sector Division(710)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.03            $9.43             N/A              N/A
    End of period                             $10.85           $10.50           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          357              372              388              N/A              N/A

JNL/MCM International Index Division(710)

  Accumulation unit value:
    Beginning of period                       $14.40           $13.06           $12.37             N/A              N/A
    End of period                             $17.59           $14.40           $13.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,224            1,275            1,332             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(958)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.63             N/A              N/A              N/A
    End of period                             $13.53           $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,563            1,595             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(710)

  Accumulation unit value:
    Beginning of period                       $21.54           $16.18           $16.34             N/A              N/A
    End of period                             $25.31           $21.54           $16.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          206              214              224              N/A              N/A

JNL/MCM S&P 10 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                       $16.98           $12.72           $12.30             N/A              N/A
    End of period                             $17.27           $16.98           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          274              285              298              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $13.46           $12.36           $11.80             N/A              N/A
    End of period                             $14.36           $13.46           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,170            1,233             543              N/A              N/A

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                       $10.25           $10.10            $9.83             N/A              N/A
    End of period                             $11.48           $10.25           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,556            2,701            1,863             N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(710)

  Accumulation unit value:
    Beginning of period                       $17.88           $16.90           $15.81             N/A              N/A
    End of period                             $19.42           $17.88           $16.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               166              174              N/A              N/A

JNL/MCM Small Cap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.66           $12.11             N/A              N/A
    End of period                             $14.67           $12.84           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,012            1,091             378              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.04           $10.52             N/A              N/A
    End of period                             $12.87           $11.79           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,280            1,333            1,392             N/A              N/A

JNL/Oppenheimer Global Growth
Division(818)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.00             N/A              N/A              N/A
    End of period                             $13.58           $11.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,450            1,631             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(746)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.20             N/A              N/A              N/A
    End of period                             $13.72           $12.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(818)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.06             N/A              N/A              N/A
    End of period                             $10.89           $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,275            4,504             N/A              N/A              N/A

JNL/S&P Managed Growth Division(948)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.97             N/A              N/A              N/A
    End of period                             $13.67           $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,183           20,368             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(958)

  Accumulation unit value:
    Beginning of period                       $20.69           $20.64             N/A              N/A              N/A
    End of period                             $22.88           $20.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          924              906              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.80%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.93             N/A              N/A              N/A
    End of period                             $15.23           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,910            2,266             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(349)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.78           $10.41            $9.11             N/A
    End of period                             $15.12           $12.68           $11.78           $10.41             N/A
  Accumulation units outstanding
  at the end of period                         3,662            4,133              -                -               N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(437)

  Accumulation unit value:
    Beginning of period                       $13.53           $13.30           $11.85           $11.03             N/A
    End of period                             $15.37           $13.53           $13.30           $11.85             N/A
  Accumulation units outstanding
  at the end of period                         1,888            1,842              -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A              N/A
    End of period                             $11.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(1126)

  Accumulation unit value:
    Beginning of period                       $14.98             N/A              N/A              N/A              N/A
    End of period                             $15.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                       $12.48           $13.16             N/A              N/A              N/A
    End of period                             $15.71           $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                       $16.10           $14.92             N/A              N/A              N/A
    End of period                             $21.91           $16.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.01             N/A              N/A              N/A
    End of period                             $10.59           $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(953)

  Accumulation unit value:
    Beginning of period                       $21.48           $20.59             N/A              N/A              N/A
    End of period                             $25.23           $21.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                       $16.95           $14.25             N/A              N/A              N/A
    End of period                             $17.24           $16.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(1126)

  Accumulation unit value:
    Beginning of period                       $17.39             N/A              N/A              N/A              N/A
    End of period                             $19.39             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(340)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.69           $12.50           $12.74             N/A
    End of period                             $12.71           $12.63           $12.69           $12.50             N/A
  Accumulation units outstanding
  at the end of period                        12,271           11,643              -                -               N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(898)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.29             N/A              N/A              N/A
    End of period                             $10.88           $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,887            3,887             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(340)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.47           $10.77           $10.02             N/A
    End of period                             $12.95           $11.87           $11.47           $10.77             N/A
  Accumulation units outstanding
  at the end of period                         5,214            5,214              -                -               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(897)

  Accumulation unit value:
    Beginning of period                       $23.22           $22.26             N/A              N/A              N/A
    End of period                             $23.63           $23.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,532            3,336             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(595)

  Accumulation unit value:
    Beginning of period                       $32.45           $29.25           $26.73             N/A              N/A
    End of period                             $33.70           $32.45           $29.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,453            2,433              -               N/A              N/A

JNL/T.Rowe Price Value Division(429)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.38           $11.05           $10.14             N/A
    End of period                             $14.92           $12.78           $12.38           $11.05             N/A
  Accumulation units outstanding
  at the end of period                         5,715            5,920              -                -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.89           $11.59             N/A              N/A
    End of period                             $12.63           $11.76           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,145            2,083              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.81%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(1047)

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A              N/A
    End of period                             $11.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,510             N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(819)

  Accumulation unit value:
    Beginning of period                       $10.96            $9.20             N/A              N/A              N/A
    End of period                             $14.06           $10.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,740             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1113)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A              N/A
    End of period                             $11.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(810)

  Accumulation unit value:
    Beginning of period                       $14.66           $14.51             N/A              N/A              N/A
    End of period                             $15.42           $14.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               48               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(810)

  Accumulation unit value:
    Beginning of period                       $12.48           $12.72             N/A              N/A              N/A
    End of period                             $15.70           $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               57               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(749)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.93             N/A              N/A              N/A
    End of period                             $13.39           $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          856              799              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(810)

  Accumulation unit value:
    Beginning of period                       $16.10           $14.33             N/A              N/A              N/A
    End of period                             $21.90           $16.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               44               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(749)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.83             N/A              N/A              N/A
    End of period                             $10.81           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,501            4,553             N/A              N/A              N/A

JNL/MCM International Index Division(892)

  Accumulation unit value:
    Beginning of period                       $14.37           $13.52             N/A              N/A              N/A
    End of period                             $17.55           $14.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          289              289              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.60             N/A              N/A              N/A
    End of period                             $13.52           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,196           24,756             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(749)

  Accumulation unit value:
    Beginning of period                       $21.47           $16.24             N/A              N/A              N/A
    End of period                             $25.21           $21.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          422              538              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(810)

  Accumulation unit value:
    Beginning of period                       $16.95           $12.95             N/A              N/A              N/A
    End of period                             $17.23           $16.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               42               N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(892)

  Accumulation unit value:
    Beginning of period                       $13.43           $13.09             N/A              N/A              N/A
    End of period                             $14.33           $13.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          447              448              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(892)

  Accumulation unit value:
    Beginning of period                       $10.23           $10.17             N/A              N/A              N/A
    End of period                             $11.45           $10.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,152            1,153             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(810)

  Accumulation unit value:
    Beginning of period                       $17.84           $14.99             N/A              N/A              N/A
    End of period                             $19.37           $17.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               26               N/A              N/A              N/A

JNL/MCM Small Cap Index Division(892)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.76             N/A              N/A              N/A
    End of period                             $14.64           $12.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          306              306              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(749)

  Accumulation unit value:
    Beginning of period                       $15.32           $11.20             N/A              N/A              N/A
    End of period                             $14.67           $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,469            3,120             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.39             N/A              N/A              N/A
    End of period                             $12.86           $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          516              636              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(819)

  Accumulation unit value:
    Beginning of period                       $11.91           $10.07             N/A              N/A              N/A
    End of period                             $13.54           $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,167             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(749)

  Accumulation unit value:
    Beginning of period                       $12.62           $12.69             N/A              N/A              N/A
    End of period                             $12.70           $12.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,177            7,777             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(734)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.28           $10.27             N/A              N/A
    End of period                             $10.87           $10.37           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,836            4,836            5,332             N/A              N/A

JNL/S&P Managed Growth Division(892)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.97             N/A              N/A              N/A
    End of period                             $13.61           $12.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          326              326              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(734)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.47           $10.45             N/A              N/A
    End of period                             $11.47           $10.69           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,728           20,729            5,241             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(910)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.74             N/A              N/A              N/A
    End of period                             $12.94           $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          927              928              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(819)

  Accumulation unit value:
    Beginning of period                       $20.58           $19.62             N/A              N/A              N/A
    End of period                             $22.75           $20.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,624             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(749)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.67             N/A              N/A              N/A
    End of period                             $10.84           $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          378             3,327             N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(749)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.79             N/A              N/A              N/A
    End of period                             $12.62           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          851             3,543             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(749)

  Accumulation unit value:
    Beginning of period                       $16.23           $16.24             N/A              N/A              N/A
    End of period                             $16.52           $16.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,855            1,614             N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.82%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $11.03             N/A              N/A              N/A              N/A
    End of period                             $11.44             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          380              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                       $14.66           $15.55           $14.51             N/A              N/A
    End of period                             $15.41           $14.66           $15.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               454              568              N/A              N/A

JNL/MCM Bond Index Division(612)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.66           $10.48             N/A              N/A
    End of period                             $10.63           $10.55           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          618              880             1,050             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                       $12.47           $13.60           $12.77             N/A              N/A
    End of period                             $15.70           $12.47           $13.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          309              516              645              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                       $16.09           $15.03           $13.64             N/A              N/A
    End of period                             $21.89           $16.09           $15.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          289              483              604              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(612)

  Accumulation unit value:
    Beginning of period                       $14.36           $13.04           $11.38             N/A              N/A
    End of period                             $17.54           $14.36           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          228              240              253              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(1144)

  Accumulation unit value:
    Beginning of period                       $12.57             N/A              N/A              N/A              N/A
    End of period                             $13.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          28               N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)(812)

  Accumulation unit value:
    Beginning of period                       $10.41            $9.09             N/A              N/A              N/A
    End of period                             $10.58           $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,691            1,691             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(820)

  Accumulation unit value:
    Beginning of period                       $21.45           $18.07             N/A              N/A              N/A
    End of period                             $25.20           $21.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                       $16.94           $12.70           $11.60             N/A              N/A
    End of period                             $17.22           $16.94           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          340              568              711              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(612)

  Accumulation unit value:
    Beginning of period                       $13.43           $12.33           $11.10             N/A              N/A
    End of period                             $14.32           $13.43           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          234              246              259              N/A              N/A

JNL/MCM S&P 500 Index Division(612)

  Accumulation unit value:
    Beginning of period                       $10.23           $10.08            $9.36             N/A              N/A
    End of period                             $11.44           $10.23           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          277              291              308              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(820)

  Accumulation unit value:
    Beginning of period                       $17.84           $15.11             N/A              N/A              N/A
    End of period                             $19.38           $17.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division(612)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.64           $11.23             N/A              N/A
    End of period                             $14.63           $12.81           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          231              243              256              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(812)

  Accumulation unit value:
    Beginning of period                       $15.32           $11.46             N/A              N/A              N/A
    End of period                             $14.67           $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,366            1,341             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.36             N/A              N/A              N/A
    End of period                             $12.85           $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,968            2,968             N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(591)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.58             N/A              N/A
    End of period                               N/A              N/A             $9.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.52           $10.62             N/A              N/A
    End of period                             $13.65           $12.15           $11.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          563              565              568              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(685)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.73           $10.78             N/A              N/A
    End of period                             $13.60           $12.26           $11.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,412           16,412            8,021             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(591)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.46           $10.71             N/A              N/A
    End of period                             $12.93           $11.85           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          707              770             6,424             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.85%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(797)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.83             N/A              N/A              N/A
    End of period                             $13.50           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,663             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.86%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(967)

  Accumulation unit value:
    Beginning of period                       $10.19           $10.14             N/A              N/A              N/A
    End of period                             $10.97           $10.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(967)

  Accumulation unit value:
    Beginning of period                       $10.82           $11.05             N/A              N/A              N/A
    End of period                             $12.38           $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(852)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.40             N/A              N/A              N/A
    End of period                             $14.00           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(904)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.72             N/A              N/A              N/A
    End of period                             $10.61           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(967)

  Accumulation unit value:
    Beginning of period                        $9.55            $9.70             N/A              N/A              N/A
    End of period                             $10.53            $9.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(967)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.66             N/A              N/A              N/A
    End of period                             $13.34           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(967)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.32             N/A              N/A              N/A
    End of period                             $10.77           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(970)

  Accumulation unit value:
    Beginning of period                       $14.34           $14.05             N/A              N/A              N/A
    End of period                             $17.50           $14.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          169              83               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(904)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.44             N/A              N/A              N/A
    End of period                             $13.50           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          411              198              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(967)

  Accumulation unit value:
    Beginning of period                       $21.40           $21.99             N/A              N/A              N/A
    End of period                             $25.12           $21.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          108              53               N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(967)

  Accumulation unit value:
    Beginning of period                       $16.92           $16.95             N/A              N/A              N/A
    End of period                             $17.19           $16.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(967)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.44             N/A              N/A              N/A
    End of period                             $12.64           $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(967)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.34             N/A              N/A              N/A
    End of period                             $10.86           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Growth Division(970)

  Accumulation unit value:
    Beginning of period                       $12.22           $12.29             N/A              N/A              N/A
    End of period                             $13.55           $12.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          396              190              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(857)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.38             N/A              N/A              N/A
    End of period                             $11.46           $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,867              -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.46             N/A              N/A              N/A
    End of period                             $12.88           $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,532           21,909             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(967)

  Accumulation unit value:
    Beginning of period                       $16.73           $16.88             N/A              N/A              N/A
    End of period                             $19.66           $16.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          144              69               N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(967)

  Accumulation unit value:
    Beginning of period                       $23.10           $23.42             N/A              N/A              N/A
    End of period                             $25.52           $23.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(967)

  Accumulation unit value:
    Beginning of period                       $32.25           $32.24             N/A              N/A              N/A
    End of period                             $33.47           $32.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          75               36               N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(967)

  Accumulation unit value:
    Beginning of period                       $16.14           $15.99             N/A              N/A              N/A
    End of period                             $16.42           $16.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.87%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(733)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.70           $11.62             N/A              N/A
    End of period                             $14.99           $12.59           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,016            1,133            1,108             N/A              N/A

JNL/JPMorgan International Value
Division(733)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.46            $9.41             N/A              N/A
    End of period                             $13.99           $10.90            $9.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,111            1,324            1,369             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(733)

  Accumulation unit value:
    Beginning of period                       $16.49           $15.59           $15.37             N/A              N/A
    End of period                             $18.36           $16.49           $15.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          819              842              838              N/A              N/A

JNL/Lazard Small Cap Value Division(733)

  Accumulation unit value:
    Beginning of period                       $13.46           $13.23           $13.08             N/A              N/A
    End of period                             $15.28           $13.46           $13.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          962             1,021             985              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(733)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.21           $11.13             N/A              N/A
    End of period                             $13.33           $11.56           $11.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,137            1,186            1,157             N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(733)

  Accumulation unit value:
    Beginning of period                       $10.42            $9.96            $9.88             N/A              N/A
    End of period                             $10.76           $10.42            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,392            1,318            1,303             N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.79             N/A              N/A              N/A
    End of period                             $13.50           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,438            1,440             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(733)

  Accumulation unit value:
    Beginning of period                       $21.38           $16.09           $15.90             N/A              N/A
    End of period                             $25.10           $21.38           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          594              660              810              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(733)

  Accumulation unit value:
    Beginning of period                        $5.27            $5.29            $5.26             N/A              N/A
    End of period                              $5.60            $5.27            $5.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,592            2,572            2,447             N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(733)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.63           $12.60             N/A              N/A
    End of period                             $12.63           $12.56           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,337            2,178            2,043             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(776)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.23             N/A              N/A              N/A
    End of period                             $10.86           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          370              372              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(897)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.51             N/A              N/A              N/A
    End of period                             $11.46           $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,609            3,691             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.92%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.66           $10.23             N/A              N/A
    End of period                             $11.63           $11.10           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(575)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.37           $10.30             N/A              N/A
    End of period                             $13.31           $11.97           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(598)

  Accumulation unit value:
    Beginning of period                       $17.18           $17.25           $15.04             N/A              N/A
    End of period                             $20.04           $17.18           $17.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                          76               629              165              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(598)

  Accumulation unit value:
    Beginning of period                       $18.71           $18.15           $16.03             N/A              N/A
    End of period                             $20.37           $18.71           $18.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          127               -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1139)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          451              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1139)

  Accumulation unit value:
    Beginning of period                       $11.38             N/A              N/A              N/A              N/A
    End of period                             $12.37             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          162              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1139)

  Accumulation unit value:
    Beginning of period                       $11.55             N/A              N/A              N/A              N/A
    End of period                             $12.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          119              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(598)

  Accumulation unit value:
    Beginning of period                       $10.86            $9.43            $8.03             N/A              N/A
    End of period                             $13.92           $10.86            $9.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,176            2,221             405              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(598)

  Accumulation unit value:
    Beginning of period                       $16.42           $15.54           $13.67             N/A              N/A
    End of period                             $18.28           $16.42           $15.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,950              -               N/A              N/A

JNL/Lazard Small Cap Value Division(598)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.19           $11.71             N/A              N/A
    End of period                             $15.21           $13.41           $13.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A              N/A
    End of period                             $11.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)(735)

  Accumulation unit value:
    Beginning of period                       $14.60           $15.51           $15.50             N/A              N/A
    End of period                             $15.35           $14.60           $15.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,606             367              N/A              N/A

JNL/MCM Bond Index Division(744)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.62             N/A              N/A              N/A
    End of period                             $10.58           $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,012             963              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                        $9.26             N/A              N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          149              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)(744)

  Accumulation unit value:
    Beginning of period                       $12.43           $13.21             N/A              N/A              N/A
    End of period                             $15.63           $12.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          615              712              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division
(NY)(1033)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1139)

  Accumulation unit value:
    Beginning of period                       $12.06             N/A              N/A              N/A              N/A
    End of period                             $13.28             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          114              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)(796)

  Accumulation unit value:
    Beginning of period                       $16.03           $14.21             N/A              N/A              N/A
    End of period                             $21.79           $16.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,795             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(1139)

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          177              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(1139)

  Accumulation unit value:
    Beginning of period                       $15.92             N/A              N/A              N/A              N/A
    End of period                             $17.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          202              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(833)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.70             N/A              N/A              N/A
    End of period                             $13.48           $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,267            7,133             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division(1209)

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A              N/A
    End of period                             $10.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,571             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(937)

  Accumulation unit value:
    Beginning of period                       $21.31           $19.71             N/A              N/A              N/A
    End of period                             $25.01           $21.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,982             N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)(914)

  Accumulation unit value:
    Beginning of period                       $16.88           $16.20             N/A              N/A              N/A
    End of period                             $17.15           $16.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,723            2,391             N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(1139)

  Accumulation unit value:
    Beginning of period                       $13.30             N/A              N/A              N/A              N/A
    End of period                             $14.25             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          104              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division(1139)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A              N/A
    End of period                             $11.39             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          658              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
(NY)(805)

  Accumulation unit value:
    Beginning of period                       $17.78           $15.82             N/A              N/A              N/A
    End of period                             $19.30           $17.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,956             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(1139)

  Accumulation unit value:
    Beginning of period                       $13.17             N/A              N/A              N/A              N/A
    End of period                             $14.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          105              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(833)

  Accumulation unit value:
    Beginning of period                       $15.30           $11.89             N/A              N/A              N/A
    End of period                             $14.63           $15.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,462           12,154             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(1076)

  Accumulation unit value:
    Beginning of period                       $12.12             N/A              N/A              N/A              N/A
    End of period                             $13.46             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,722             N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(555)

  Accumulation unit value:
    Beginning of period                        $8.23            $7.76            $7.85             N/A              N/A
    End of period                              $8.38            $8.23            $7.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(598)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.59           $12.10             N/A              N/A
    End of period                             $12.57           $12.51           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          813              774               -               N/A              N/A

JNL/PPM America High Yield Bond
Division(598)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.32             N/A              N/A
    End of period                               N/A              N/A            $13.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(555)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.22             N/A              N/A
    End of period                               N/A              N/A            $10.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division(714)

  Accumulation unit value:
    Beginning of period                       $10.35           $10.28           $10.15             N/A              N/A
    End of period                             $10.85           $10.35           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,092            4,073            4,063             N/A              N/A

JNL/S&P Managed Growth Division(579)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.65           $10.51             N/A              N/A
    End of period                             $13.48           $12.16           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Moderate Division(714)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.47           $10.27             N/A              N/A
    End of period                             $11.44           $10.67           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          970              987              997              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(564)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.38           $10.84             N/A              N/A
    End of period                             $12.81           $11.76           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Retirement 2015 Division(1139)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          688              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(735)

  Accumulation unit value:
    Beginning of period                       $22.93           $22.55           $22.62             N/A              N/A
    End of period                             $23.30           $22.93           $22.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               498              126              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(1003)

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,265             N/A              N/A              N/A              N/A

JNL/Select Value Division(598)

  Accumulation unit value:
    Beginning of period                       $16.69           $15.89           $14.49             N/A              N/A
    End of period                             $19.61           $16.69           $15.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,077             119              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(735)

  Accumulation unit value:
    Beginning of period                       $32.04           $28.91           $28.94             N/A              N/A
    End of period                             $33.24           $32.04           $28.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          764              336              66               N/A              N/A

JNL/T.Rowe Price Value Division(598)

  Accumulation unit value:
    Beginning of period                       $12.70           $12.31           $11.11             N/A              N/A
    End of period                             $14.80           $12.70           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          342               -                -               N/A              N/A

JNL/Western Asset High Yield Bond
Division(744)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.72             N/A              N/A              N/A
    End of period                             $12.49           $11.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          753              753              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(598)

  Accumulation unit value:
    Beginning of period                       $16.04           $16.09           $15.08             N/A              N/A
    End of period                             $16.31           $16.04           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(598)

  Accumulation unit value:
    Beginning of period                       $13.38           $13.46           $12.95             N/A              N/A
    End of period                             $13.42           $13.38           $13.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          519              494               -               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.945%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(665)

  Accumulation unit value:
    Beginning of period                        $8.22            $7.75            $7.25             N/A              N/A
    End of period                              $8.37            $8.22            $7.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,202            1,377            1,567             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(665)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.36             N/A              N/A
    End of period                               N/A              N/A             $9.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.43           $10.54             N/A              N/A
    End of period                             $13.51           $12.04           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                          838              961             1,093             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(665)

  Accumulation unit value:
    Beginning of period                       $22.89           $22.22           $20.29             N/A              N/A
    End of period                             $25.27           $22.89           $22.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          430              492              560              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(665)

  Accumulation unit value:
    Beginning of period                       $31.96           $28.84           $25.79             N/A              N/A
    End of period                             $33.14           $31.96           $28.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          338              387              441              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.95%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(834)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.48             N/A              N/A              N/A
    End of period                             $15.19           $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          448              482              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(834)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.08             N/A              N/A              N/A
    End of period                             $14.85           $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          809              912              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                       $13.37           $12.56             N/A              N/A              N/A
    End of period                             $15.17           $13.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          392              402              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.87           $10.68             N/A              N/A
    End of period                             $13.47           $11.68           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,452            6,772            1,334             N/A              N/A

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,500             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1062)

  Accumulation unit value:
    Beginning of period                       $24.60             N/A              N/A              N/A              N/A
    End of period                             $24.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          610              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(1062)

  Accumulation unit value:
    Beginning of period                        $5.38             N/A              N/A              N/A              N/A
    End of period                              $5.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,788             N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(989)

  Accumulation unit value:
    Beginning of period                       $16.29             N/A              N/A              N/A              N/A
    End of period                             $14.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,416             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(948)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.41             N/A              N/A              N/A
    End of period                             $12.81           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,232            3,285             N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(989)

  Accumulation unit value:
    Beginning of period                       $12.40             N/A              N/A              N/A              N/A
    End of period                             $13.43             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,983             N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(834)

  Accumulation unit value:
    Beginning of period                       $12.48           $12.62             N/A              N/A              N/A
    End of period                             $12.54           $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,771            1,602             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.63           $10.75             N/A              N/A
    End of period                             $13.45           $12.13           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(702)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.36           $10.92             N/A              N/A
    End of period                             $12.78           $11.73           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,289            5,539            5,616             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(834)

  Accumulation unit value:
    Beginning of period                       $22.86           $21.31             N/A              N/A              N/A
    End of period                             $23.22           $22.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          989              949              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division(948)

  Accumulation unit value:
    Beginning of period                       $16.68           $16.36             N/A              N/A              N/A
    End of period                             $19.58           $16.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          752              764              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(834)

  Accumulation unit value:
    Beginning of period                       $31.94           $28.12             N/A              N/A              N/A
    End of period                             $33.12           $31.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          513              539              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(834)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.09             N/A              N/A              N/A
    End of period                             $14.77           $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,646            2,685             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(834)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.22             N/A              N/A              N/A
    End of period                             $12.46           $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          461              451              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.96%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.78             N/A              N/A              N/A
    End of period                             $13.47           $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              9,081             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.995%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(825)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.27             N/A              N/A              N/A
    End of period                             $10.87           $10.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          835             1,100             N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(825)

  Accumulation unit value:
    Beginning of period                       $10.80            $9.14             N/A              N/A              N/A
    End of period                             $13.83           $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          339              447              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(721)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.60           $11.30             N/A              N/A
    End of period                             $13.39           $12.09           $11.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,535            6,536             774              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(838)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.10             N/A              N/A              N/A
    End of period                             $12.73           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,722            4,595             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(721)

  Accumulation unit value:
    Beginning of period                       $22.77           $22.11           $21.50             N/A              N/A
    End of period                             $25.13           $22.77           $22.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          258              258              163              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(721)

  Accumulation unit value:
    Beginning of period                       $31.79           $28.70           $27.87             N/A              N/A
    End of period                             $32.95           $31.79           $28.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          128              137              63               N/A              N/A

JNL/T.Rowe Price Value Division(721)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.27           $11.80             N/A              N/A
    End of period                             $14.72           $12.64           $12.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          467              468              297              N/A              N/A

JNL/Western Asset High Yield Bond
Division(825)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.29             N/A              N/A              N/A
    End of period                             $12.41           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          343              452              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.06%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(938)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.38             N/A              N/A              N/A
    End of period                             $13.22           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,383            3,383             N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(938)

  Accumulation unit value:
    Beginning of period                       $16.24           $15.58             N/A              N/A              N/A
    End of period                             $18.05           $16.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,473            2,473             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division
(NY)(837)

  Accumulation unit value:
    Beginning of period                       $15.27           $12.02             N/A              N/A              N/A
    End of period                             $14.59           $15.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division(837)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.85             N/A              N/A              N/A
    End of period                             $12.78           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(938)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.93             N/A              N/A              N/A
    End of period                             $13.35           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,524            3,524             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(717)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.54           $11.33             N/A              N/A
    End of period                             $13.32           $12.03           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,169            4,172            1,168             N/A              N/A

JNL/S&P Managed Moderate Division(837)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.26             N/A              N/A              N/A
    End of period                             $11.41           $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(717)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.27           $11.08             N/A              N/A
    End of period                             $12.66           $11.63           $11.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,191            1,193            1,194             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(927)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.37             N/A              N/A              N/A
    End of period                             $10.53           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(938)

  Accumulation unit value:
    Beginning of period                       $31.57           $29.62             N/A              N/A              N/A
    End of period                             $32.70           $31.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,300            1,300             N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.095%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(714)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.31           $10.99             N/A              N/A
    End of period                             $13.33           $11.89           $11.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,888             411              189              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.11%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.75             N/A              N/A              N/A
    End of period                             $13.43           $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,849            8,849             N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.195%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(564)

  Accumulation unit value:
    Beginning of period                       $10.00            $9.37            $8.88             N/A              N/A
    End of period                             $10.73           $10.00            $9.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(564)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.54           $10.40             N/A              N/A
    End of period                             $10.44           $10.40           $10.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(564)

  Accumulation unit value:
    Beginning of period                       $14.15           $12.90           $11.44             N/A              N/A
    End of period                             $17.22           $14.15           $12.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division(564)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.20           $11.38             N/A              N/A
    End of period                             $14.06           $13.23           $12.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM S&P 500 Index Division(564)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.97            $9.51             N/A              N/A
    End of period                             $11.23           $10.08            $9.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Select Small-Cap Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(564)

  Accumulation unit value:
    Beginning of period                       $12.24           $12.35           $12.11             N/A              N/A
    End of period                             $12.27           $12.24           $12.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(730)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.44           $11.34             N/A              N/A
    End of period                             $13.16           $11.91           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,919            2,129            2,239             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(564)

  Accumulation unit value:
    Beginning of period                       $19.76           $19.37           $18.34             N/A              N/A
    End of period                             $21.75           $19.76           $19.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A




      1  September 16, 1996         35  January 11, 2002            69  March 7, 2002             103  April 26, 2002
      2  April 1, 1998              36  January 14, 2002            70  March 8, 2002             104  April 29, 2002
      3  April 8, 1998              37  January 15, 2002            71  March 11, 2002            105  April 30, 2002
      4  April 9, 1998              38  January 18, 2002            72  March 12, 2002            106  May 1, 2002
      5  April 13, 1998             39  January 22, 2002            73  March 13, 2002            107  May 2, 2002
      6  April 15, 1998             40  January 23, 2002            74  March 14, 2002            108  May 3, 2002
      7  January 21, 1999           41  January 25, 2002            75  March 15, 2002            109  May 6, 2002
      8  January 29, 1999           42  January 28, 2002            76  March 18, 2002            110  May 7, 2002
      9  February 9, 1999           43  January 29, 2002            77  March 19, 2002            111  May 8, 2002
     10  March 22, 1999             44  January 30, 2002            78  March 20, 2002            112  May 9, 2002
     11  April 1, 1999              45  January 31, 2002            79  March 21, 2002            113  May 10, 2002
     12  April 8, 1999              46  February 1, 2002            80  March 22, 2002            114  May 13, 2002
     13  April 9, 1999              47  February 4, 2002            81  March 25, 2002            115  May 14, 2002
     14  April 13, 1999             48  February 5, 2002            82  March 26, 2002            116  May 15, 2002
     15  April 15, 1999             49  February 6, 2002            83  March 27, 2002            117  May 16, 2002
     16  April 22, 1999             50  February 7, 2002            84  March 28, 2002            118  May 17, 2002
     17  July 2, 1999               51  February 8, 2002            85  April 1, 2002             119  May 20, 2002
     18  August 16, 1999            52  February 11, 2002           86  April 2, 2002             120  May 21, 2002
     19  May 1, 2000                53  February 12, 2002           87  April 3, 2002             121  May 23, 2002
     20  November 3, 2000           54  February 13, 2002           88  April 4, 2002             122  May 24, 2002
     21  November 17, 2000          55  February 14, 2002           89  April 8, 2002             123  May 28, 2002
     22  November 27, 2000          56  February 15, 2002           90  April 9, 2002             124  May 29, 2002
     23  December 14, 2000          57  February 19, 2002           91  April 10, 2002            125  May 30, 2002
     24  December 19, 2000          58  February 20, 2002           92  April 11, 2002            126  May 31, 2002
     25  February 12, 2001          59  February 21, 2002           93  April 12, 2002            127  June 3, 2002
     26  March 28, 2001             60  February 22, 2002           94  April 15, 2002            128  June 4, 2002
     27  May 1, 2001                61  February 25, 2002           95  April 16, 2002            129  June 5, 2002
     28  June 7, 2001               62  February 26, 2002           96  April 17, 2002            130  June 6, 2002
     29  August 15, 2001            63  February 27, 2002           97  April 18, 2002            131  June 7, 2002
     30  October 29, 2001           64  February 28, 2002           98  April 19, 2002            132  June 10, 2002
     31  December 14, 2001          65  March 1, 2002               99  April 22, 2002            133  June 11, 2002
     32  January 3, 2002            66  March 4, 2002              100  April 23, 2002            134  June 12, 2002
     33  January 7, 2002            67  March 5, 2002              101  April 24, 2002            135  June 14, 2002
     34  January 10, 2002           68  March 6, 2002              102  April 25, 2002            136  June 17, 2002


    137  June 20, 2002              171  August 16, 2002           205  October 10, 2002          239  December 6, 2002
    138  June 21, 2002              172  August 19, 2002           206  October 11, 2002          240  December 9, 2002
    139  June 24, 2002              173  August 20, 2002           207  October 14, 2002          241  December 16, 2002
    140  June 25, 2002              174  August 23, 2002           208  October 15, 2002          242  December 17, 2002
    141  June 26, 2002              175  August 26, 2002           209  October 17, 2002          243  December 18, 2002
    142  June 27, 2002              176  August 28, 2002           210  October 18, 2002          244  December 19, 2002
    143  June 28, 2002              177  August 29, 2002           211  October 21, 2002          245  December 23, 2002
    144  July 1, 2002               178  August 30, 2002           212  October 22, 2002          246  December 27, 2002
    145  July 2, 2002               179  September 3, 2002         213  October 24, 2002          247  December 30, 2002
    146  July 3, 2002               180  September 4, 2002         214  October 25, 2002          248  December 31, 2002
    147  July 5, 2002               181  September 5, 2002         215  October 28, 2002          249  January 2, 2003
    148  July 8, 2002               182  September 6, 2002         216  October 29, 2002          250  January 3, 2003
    149  July 9, 2002               183  September 10, 2002        217  October 31, 2002          251  January 6, 2003
    150  July 11, 2002              184  September 11, 2002        218  November 1, 2002          252  January 9, 2003
    151  July 12, 2002              185  September 12, 2002        219  November 4, 2002          253  January 16, 2003
    152  July 15, 2002              186  September 13, 2002        220  November 5, 2002          254  January 17, 2003
    153  July 16, 2002              187  September 16, 2002        221  November 6, 2002          255  January 21, 2003
    154  July 18, 2002              188  September 17, 2002        222  November 7, 2002          256  January 22, 2003
    155  July 22, 2002              189  September 18, 2002        223  November 8, 2002          257  January 24, 2003
    156  July 24, 2002              190  September 19, 2002        224  November 12, 2002         258  January 27, 2003
    157  July 25, 2002              191  September 20, 2002        225  November 13, 2002         259  January 28, 2003
    158  July 26, 2002              192  September 23, 2002        226  November 14, 2002         260  January 30, 2003
    159  July 29, 2002              193  September 24, 2002        227  November 15, 2002         261  January 31, 2003
    160  July 30, 2002              194  September 25, 2002        228  November 18, 2002         262  February 3, 2003
    161  July 31, 2002              195  September 26, 2002        229  November 19, 2002         263  February 4, 2003
    162  August 1, 2002             196  September 27, 2002        230  November 20, 2002         264  February 5, 2003
    163  August 5, 2002             197  September 30, 2002        231  November 22, 2002         265  February 6, 2003
    164  August 6, 2002             198  October 1, 2002           232  November 25, 2002         266  February 7, 2003
    165  August 7, 2002             199  October 2, 2002           233  November 26, 2002         267  February 12, 2003
    166  August 8, 2002             200  October 3, 2002           234  November 27, 2002         268  February 13, 2003
    167  August 12, 2002            201  October 4, 2002           235  November 29, 2002         269  February 14, 2003
    168  August 13, 2002            202  October 7, 2002           236  December 2, 2002          270  February 18, 2003
    169  August 14, 2002            203  October 8, 2002           237  December 3, 2002          271  February 19, 2003
    170  August 15, 2002            204  October 9, 2002           238  December 5, 2002          272  February 20, 2003


    273  February 21, 2003          307  April 11, 2003            341  June 4, 2003              375  July 24, 2003
    274  February 24, 2003          308  April 14, 2003            342  June 5, 2003              376  July 25, 2003
    275  February 25, 2003          309  April 15, 2003            343  June 6, 2003              377  July 28, 2003
    276  February 26, 2003          310  April 16, 2003            344  June 9, 2003              378  July 29, 2003
    277  February 27, 2003          311  April 17, 2003            345  June 10, 2003             379  July 30, 2003
    278  February 28, 2003          312  April 21, 2003            346  June 11, 2003             380  July 31, 2003
    279  March 3, 2003              313  April 22, 2003            347  June 12, 2003             381  August 1, 2003
    280  March 4, 2003              314  April 23, 2003            348  June 13, 2003             382  August 4, 2003
    281  March 5, 2003              315  April 24, 2003            349  June 16, 2003             383  August 5, 2003
    282  March 6, 2003              316  April 25, 2003            350  June 17, 2003             384  August 6, 2003
    283  March 7, 2003              317  April 28, 2003            351  June 18, 2003             385  August 7, 2003
    284  March 10, 2003             318  April 29, 2003            352  June 19, 2003             386  August 8, 2003
    285  March 11, 2003             319  April 30, 2003            353  June 20, 2003             387  August 11, 2003
    286  March 12, 2003             320  May 1, 2003               354  June 23, 2003             388  August 12, 2003
    287  March 13, 2003             321  May 2, 2003               355  June 24, 2003             389  August 13, 2003
    288  March 14, 2003             322  May 5, 2003               356  June 25, 2003             390  August 14, 2003
    289  March 17, 2003             323  May 6, 2003               357  June 26, 2003             391  August 15, 2003
    290  March 18, 2003             324  May 7, 2003               358  June 27, 2003             392  August 18, 2003
    291  March 19, 2003             325  May 8, 2003               359  June 30, 2003             393  August 19, 2003
    292  March 20, 2003             326  May 12, 2003              360  July 1, 2003              394  August 20, 2003
    293  March 21, 2003             327  May 13, 2003              361  July 2, 2003              395  August 21, 2003
    294  March 24, 2003             328  May 14, 2003              362  July 3, 2003              396  August 22, 2003
    295  March 26, 2003             329  May 15, 2003              363  July 7, 2003              397  August 25, 2003
    296  March 27, 2003             330  May 19, 2003              364  July 8, 2003              398  August 26, 2003
    297  March 28, 2003             331  May 20, 2003              365  July 9, 2003              399  August 27, 2003
    298  March 31, 2003             332  May 21, 2003              366  July 10, 2003             400  August 28, 2003
    299  April 1, 2003              333  May 22, 2003              367  July 11, 2003             401  August 29, 2003
    300  April 2, 2003              334  May 23, 2003              368  July 14, 2003             402  September 2, 2003
    301  April 3, 2003              335  May 27, 2003              369  July 15, 2003             403  September 3, 2003
    302  April 4, 2003              336  May 28, 2003              370  July 17, 2003             404  September 5, 2003
    303  April 7, 2003              337  May 29, 2003              371  July 18, 2003             405  September 8, 2003
    304  April 8, 2003              338  May 30, 2003              372  July 21, 2003             406  September 9, 2003
    305  April 9, 2003              339  June 2, 2003              373  July 22, 2003             407  September 10, 2003
    306  April 10, 2003             340  June 3, 2003              374  July 23, 2003             408  September 11, 2003


    409  September 12, 2003         443  October 29, 2003          477  December 17, 2003         511  February 6, 2004
    410  September 15, 2003         444  October 30, 2003          478  December 18, 2003         512  February 9, 2004
    411  September 16, 2003         445  October 31, 2003          479  December 19, 2003         513  February 10, 2004
    412  September 17, 2003         446  November 3, 2003          480  December 22, 2003         514  February 11, 2004
    413  September 18, 2003         447  November 4, 2003          481  December 23, 2003         515  February 12, 2004
    414  September 19, 2003         448  November 5, 2003          482  December 24, 2003         516  February 13, 2004
    415  September 22, 2003         449  November 6, 2003          483  December 26, 2003         517  February 17, 2004
    416  September 23, 2003         450  November 7, 2003          484  December 29, 2003         518  February 18, 2004
    417  September 24, 2003         451  November 10, 2003         485  December 30, 2003         519  February 19, 2004
    418  September 25, 2003         452  November 11, 2003         486  December 31, 2003         520  February 20, 2004
    419  September 26, 2003         453  November 12, 2003         487  January 2, 2004           521  February 23, 2004
    420  September 29, 2003         454  November 13, 2003         488  January 5, 2004           522  February 24, 2004
    421  September 30, 2003         455  November 14, 2003         489  January 6, 2004           523  February 25, 2004
    422  October 1, 2003            456  November 17, 2003         490  January 7, 2004           524  February 26, 2004
    423  October 2, 2003            457  November 18, 2003         491  January 8, 2004           525  February 27, 2004
    424  October 3, 2003            458  November 19, 2003         492  January 9, 2004           526  March 1, 2004
    425  October 4, 2003            459  November 20, 2003         493  January 12, 2004          527  March 2, 2004
    426  October 6, 2003            460  November 21, 2003         494  January 13, 2004          528  March 3, 2004
    427  October 7, 2003            461  November 24, 2003         495  January 14, 2004          529  March 4, 2004
    428  October 8, 2003            462  November 25, 2003         496  January 15, 2004          530  March 5, 2004
    429  October 9, 2003            463  November 26, 2003         497  January 16, 2004          531  March 8, 2004
    430  October 10, 2003           464  November 28, 2003         498  January 20, 2004          532  March 9, 2004
    431  October 13, 2003           465  December 1, 2003          499  January 21, 2004          533  March 10, 2004
    432  October 14, 2003           466  December 2, 2003          500  January 22, 2004          534  March 11, 2004
    433  October 15, 2003           467  December 3, 2003          501  January 23, 2004          535  March 12, 2004
    434  October 16, 2003           468  December 4, 2003          502  January 26, 2004          536  March 15, 2004
    435  October 17, 2003           469  December 5, 2003          503  January 27, 2004          537  March 16, 2004
    436  October 20, 2003           470  December 8, 2003          504  January 28, 2004          538  March 17, 2004
    437  October 21, 2003           471  December 9, 2003          505  January 29, 2004          539  March 18, 2004
    438  October 22, 2003           472  December 10, 2003         506  January 30, 2004          540  March 19, 2004
    439  October 23, 2003           473  December 11, 2003         507  February 2, 2004          541  March 22, 2004
    440  October 24, 2003           474  December 12, 2003         508  February 3, 2004          542  March 23, 2004
    441  October 27, 2003           475  December 15, 2003         509  February 4, 2004          543  March 24, 2004
    442  October 28, 2003           476  December 16, 2003         510  February 5, 2004          544  March 25, 2004


    545  March 26, 2004             579  May 14, 2004              613  July 7, 2004              647  August 24, 2004
    546  March 29, 2004             580  May 17, 2004              614  July 8, 2004              648  August 25, 2004
    547  March 30, 2004             581  May 18, 2004              615  July 9, 2004              649  August 26, 2004
    548  March 31, 2004             582  May 19, 2004              616  July 12, 2004             650  August 27, 2004
    549  April 1, 2004              583  May 20, 2004              617  July 13, 2004             651  August 30, 2004
    550  April 2, 2004              584  May 21, 2004              618  July 14, 2004             652  August 31, 2004
    551  April 5, 2004              585  May 24, 2004              619  July 15, 2004             653  September 1, 2004
    552  April 6, 2004              586  May 25, 2004              620  July 16, 2004             654  September 2, 2004
    553  April 7, 2004              587  May 26, 2004              621  July 19, 2004             655  September 3, 2004
    554  April 8, 2004              588  May 27, 2004              622  July 20, 2004             656  September 7, 2004
    555  April 12, 2004             589  May 28, 2004              623  July 21, 2004             657  September 8, 2004
    556  April 13, 2004             590  June 1, 2004              624  July 22, 2004             658  September 9, 2004
    557  April 14, 2004             591  June 2, 2004              625  July 23, 2004             659  September 10, 2004
    558  April 15, 2004             592  June 3, 2004              626  July 26, 2004             660  September 13, 2004
    559  April 16, 2004             593  June 4, 2004              627  July 27, 2004             661  September 14, 2004
    560  April 19, 2004             594  June 7, 2004              628  July 28, 2004             662  September 15, 2004
    561  April 20, 2004             595  June 8, 2004              629  July 29, 2004             663  September 16, 2004
    562  April 21, 2004             596  June 9, 2004              630  July 30, 2004             664  September 17, 2004
    563  April 22, 2004             597  June 10, 2004             631  August 2, 2004            665  September 20, 2004
    564  April 23, 2004             598  June 14, 2004             632  August 3, 2004            666  September 21, 2004
    565  April 26, 2004             599  June 15, 2004             633  August 4, 2004            667  September 22, 2004
    566  April 27, 2004             600  June 16, 2004             634  August 5, 2004            668  September 23, 2004
    567  April 28, 2004             601  June 17, 2004             635  August 6, 2004            669  September 24, 2004
    568  April 29, 2004             602  June 18, 2004             636  August 9, 2004            670  September 27, 2004
    569  April 30, 2004             603  June 21, 2004             637  August 10, 2004           671  September 28, 2004
    570  May 3, 2004                604  June 22, 2004             638  August 11, 2004           672  September 29, 2004
    571  May 4, 2004                605  June 23, 2004             639  August 12, 2004           673  September 30, 2004
    572  May 5, 2004                606  June 24, 2004             640  August 13, 2004           674  October 1, 2004
    573  May 6, 2004                607  June 25, 2004             641  August 16, 2004           675  October 4, 2004
    574  May 7, 2004                608  June 28, 2004             642  August 17, 2004           676  October 5, 2004
    575  May 10, 2004               609  June 29, 2004             643  August 18, 2004           677  October 6, 2004
    576  May 11, 2004               610  July 1, 2004              644  August 19, 2004           678  October 7, 2004
    577  May 12, 2004               611  July 2, 2004              645  August 20, 2004           679  October 8, 2004
    578  May 13, 2004               612  July 6, 2004              646  August 23, 2004           680  October 11, 2004


    681  October 12, 2004           715  November 30, 2004         749  January 19, 2005          783  March 9, 2005
    682  October 13, 2004           716  December 1, 2004          750  January 20, 2005          784  March 10, 2005
    683  October 14, 2004           717  December 2, 2004          751  January 21, 2005          785  March 11, 2005
    684  October 15, 2004           718  December 3, 2004          752  January 24, 2005          786  March 14, 2005
    685  October 18, 2004           719  December 6, 2004          753  January 25, 2005          787  March 15, 2005
    686  October 19, 2004           720  December 7, 2004          754  January 26, 2005          788  March 16, 2005
    687  October 20, 2004           721  December 8, 2004          755  January 27, 2005          789  March 17, 2005
    688  October 21, 2004           722  December 9, 2004          756  January 28, 2005          790  March 18, 2005
    689  October 22, 2004           723  December 10, 2004         757  January 31, 2005          791  March 21, 2005
    690  October 25, 2004           724  December 13, 2004         758  February 1, 2005          792  March 22, 2005
    691  October 26, 2004           725  December 14, 2004         759  February 2, 2005          793  March 23, 2005
    692  October 27, 2004           726  December 15, 2004         760  February 3, 2005          794  March 24, 2005
    693  October 28, 2004           727  December 16, 2004         761  February 4, 2005          795  March 28, 2005
    694  October 29, 2004           728  December 17, 2004         762  February 7, 2005          796  March 29, 2005
    695  November 1, 2004           729  December 20, 2004         763  February 8, 2005          797  March 30, 2005
    696  November 2, 2004           730  December 21, 2004         764  February 9, 2005          798  March 31, 2005
    697  November 3, 2004           731  December 22, 2004         765  February 10, 2005         799  April 1, 2005
    698  November 4, 2004           732  December 23, 2004         766  February 11, 2005         800  April 4, 2005
    699  November 5, 2004           733  December 27, 2004         767  February 14, 2005         801  April 5, 2005
    700  November 8, 2004           734  December 28, 2004         768  February 15, 2005         802  April 6, 2005
    701  November 9, 2004           735  December 29, 2004         769  February 16, 2005         803  April 7, 2005
    702  November 10, 200           736  December 30, 20044        770  February 17, 2005         804  April 8, 2005
    703  November 11, 200           737  December 31, 20044        771  February 18, 2005         805  April 11, 2005
    704  November 12, 200           738  January 3, 2005  4        772  February 22, 2005         806  April 12, 2005
    705  November 15, 200           739  January 4, 2005  4        773  February 23, 2005         807  April 13, 2005
    706  November 16, 200           740  January 5, 2005  4        774  February 24, 2005         808  April 14, 2005
    707  November 17, 200           741  January 6, 2005  4        775  February 25, 2005         809  April 15, 2005
    708  November 18, 200           742  January 7, 2005  4        776  February 28, 2005         810  April 18, 2005
    709  November 19, 200           743  January 10, 2005 4        777  March 1, 2005             811  April 19, 2005
    710  November 22, 200           744  January 11, 2005 4        778  March 2, 2005             812  April 20, 2005
    711  November 23, 200           745  January 12, 2005 4        779  March 3, 2005             813  April 21, 2005
    712  November 24, 200           746  January 13, 2005 4        780  March 4, 2005             814  April 22, 2005
    713  November 26, 200           747  January 14, 2005 4        781  March 7, 2005             815  April 25, 2005
    714  November 29, 200           748  January 18, 2005 4        782  March 8, 2005             816  April 26, 2005


    817  April 27, 2005             851  June 16, 2005             885  August 4, 2005            919  September 26, 2005
    818  April 28, 2005             852  June 17, 2005             886  August 5, 2005            920  September 27, 2005
    819  April 29, 2005             853  June 20, 2005             887  August 8, 2005            921  September 29, 2005
    820  May 2, 2005                854  June 21, 2005             888  August 9, 2005            922  September 30, 2005
    821  May 3, 2005                855  June 22, 2005             889  August 10, 2005           923  October 3, 2005
    822  May 4, 2005                856  June 23, 2005             890  August 11, 2005           924  October 4, 2005
    823  May 5, 2005                857  June 24, 2005             891  August 12, 2005           925  October 5, 2005
    824  May 6, 2005                858  June 27, 2005             892  August 15, 2005           926  October 6, 2005
    825  May 9, 2005                859  June 28, 2005             893  August 16, 2005           927  October 7, 2005
    826  May 10, 2005               860  June 29, 2005             894  August 17, 2005           928  October 10, 2005
    827  May 11, 2005               861  June 30, 2005             895  August 18, 2005           929  October 11, 2005
    828  May 12, 2005               862  July 1, 2005              896  August 19, 2005           930  October 12, 2005
    829  May 13, 2005               863  July 5, 2005              897  August 22, 2005           931  October 13, 2005
    830  May 16, 2005               864  July 6, 2005              898  August 24, 2005           932  October 14, 2005
    831  May 17, 2005               865  July 7, 2005              899  August 25, 2005           933  October 17, 2005
    832  May 18, 2005               866  July 8, 2005              900  August 26, 2005           934  October 18, 2005
    833  May 19, 2005               867  July 11, 2005             901  August 29, 2005           935  October 19, 2005
    834  May 20, 2005               868  July 12, 2005             902  August 30, 2005           936  October 20, 2005
    835  May 23, 2005               869  July 13, 2005             903  August 31, 2005           937  October 21, 2005
    836  May 24, 2005               870  July 14, 2005             904  September 1, 2005         938  October 24, 2005
    837  May 25, 2005               871  July 15, 2005             905  September 2, 2005         939  October 25, 2005
    838  May 26, 2005               872  July 18, 2005             906  September 6, 2005         940  October 26, 2005
    839  May 27, 2005               873  July 19, 2005             907  September 7, 2005         941  October 27, 2005
    840  May 31, 2005               874  July 20, 2005             908  September 8, 2005         942  October 28, 2005
    841  June 1, 2005               875  July 21, 2005             909  September 9, 2005         943  October 31, 2005
    842  June 2, 2005               876  July 22, 2005             910  September 12, 2005        944  November 1, 2005
    843  June 3, 2005               877  July 25, 2005             911  September 13, 2005        945  November 2, 2005
    844  June 6, 2005               878  July 26, 2005             912  September 14, 2005        946  November 3, 2005
    845  June 8, 2005               879  July 27, 2005             913  September 15, 2005        947  November 4, 2005
    846  June 9, 2005               880  July 28, 2005             914  September 16, 2005        948  November 7, 2005
    847  June 10, 2005              881  July 29, 2005             915  September 19, 2005        949  November 8, 2005
    848  June 13, 2005              882  August 1, 2005            916  September 21, 2005        950  November 9, 2005
    849  June 14, 2005              883  August 2, 2005            917  September 22, 2005        951  November 10, 2005
    850  June 15, 2005              884  August 3, 2005            918  September 23, 2005        952  November 11, 2005


    953  November 14, 2005           987  January 9, 2006          1021  February 28, 2006        1055  April 21, 2006
    954  November 15, 2005           988  January 10, 2006         1022  March 1, 2006            1056  April 24, 2006
    955  November 16, 2005           989  January 11, 2006         1023  March 2, 2006            1057  April 25, 2006
    956  November 17, 2005           990  January 12, 2006         1024  March 3, 2006            1058  April 27, 2006
    957  November 18, 2005           991  January 13, 2006         1025  March 6, 2006            1059  April 28, 2006
    958  November 21, 2005           992  January 17, 2006         1026  March 7, 2006            1060  May 1, 2006
    959  November 22, 2005           993  January 18, 2006         1027  March 8, 2006            1061  May 2, 2006
    960  November 23, 2005           994  January 19, 2006         1028  March 9, 2006            1062  May 3, 2006
    961  November 25, 2005           995  January 20, 2006         1029  March 10, 2006           1063  May 4, 2006
    962  November 28, 2005           996  January 23, 2006         1030  March 13, 2006           1064  May 5, 2006
    963  November 29, 2005           997  January 24, 2006         1031  March 16, 2006           1065  May 8, 2006
    964  November 30, 2005           998  January 25, 2006         1032  March 17, 2006           1066  May 9, 2006
    965  December 1, 2005            999  January 26, 2006         1033  March 20, 2006           1067  May 10, 2006
    966  December 2, 2005           1000  January 27, 2006         1034  March 21, 2006           1068  May 11, 2006
    967  December 5, 2005           1001  January 30, 2006         1035  March 22, 2006           1069  May 12, 2006
    968  December 6, 2005           1002  January 31, 2006         1036  March 23, 2006           1070  May 15, 2006
    969  December 7, 2005           1003  February 1, 2006         1037  March 24, 2006           1071  May 16, 2006
    970  December 9, 2005           1004  February 2, 2006         1038  March 27, 2006           1072  May 17, 2006
    971  December 12, 2005          1005  February 3, 2006         1039  March 28, 2006           1073  May 18, 2006
    972  December 13, 2005          1006  February 6, 2006         1040  March 29, 2006           1074  May 19, 2006
    973  December 14, 2005          1007  February 7, 2006         1041  March 30, 2006           1075  May 22, 2006
    974  December 16, 2005          1008  February 8, 2006         1042  March 31, 2006           1076  May 23, 2006
    975  December 19, 2005          1009  February 9, 2006         1043  April 3, 2006            1077  May 24, 2006
    976  December 20, 2005          1010  February 10, 2006        1044  April 4, 2006            1078  May 25, 2006
    977  December 21, 2005          1011  February 13, 2006        1045  April 5, 2006            1079  May 26, 2006
    978  December 22, 2005          1012  February 14, 2006        1046  April 6, 2006            1080  May 30, 2006
    979  December 23, 2005          1013  February 15, 2006        1047  April 7, 2006            1081  May 31, 2006
    980  December 27, 2005          1014  February 16, 2006        1048  April 10, 2006           1082  June 1, 2006
    981  December 28, 2005          1015  February 17, 2006        1049  April 11, 2006           1083  June 2, 2006
    982  December 29, 2005          1016  February 21, 2006        1050  April 13, 2006           1084  June 5, 2006
    983  December 30, 2005          1017  February 22, 2006        1051  April 17, 2006           1085  June 6, 2006
    984  January 3, 2006            1018  February 23, 2006        1052  April 18, 2006           1086  June 7, 2006
    985  January 5, 2006            1019  February 24, 2006        1053  April 19, 2006           1087  June 8, 2006
    986  January 6, 2006            1020  February 27, 2006        1054  April 20, 2006           1088  June 9, 2006


   1089  June 12, 2006              1123  July 31, 2006            1157  September 19, 2006       1191  November 7, 2006
   1090  June 13, 2006              1124  August 1, 2006           1158  September 20, 2006       1192  November 8, 2006
   1091  June 14, 2006              1125  August 2, 2006           1159  September 21, 2006       1193  November 10, 2006
   1092  June 15, 2006              1126  August 3, 2006           1160  September 22, 2006       1194  November 13, 2006
   1093  June 16, 2006              1127  August 4, 2006           1161  September 25, 2006       1195  November 14, 2006
   1094  June 19, 2006              1128  August 7, 2006           1162  September 26, 2006       1196  November 15, 2006
   1095  June 20, 2006              1129  August 8, 2006           1163  September 27, 2006       1197  November 16, 2006
   1096  June 21, 2006              1130  August 9, 2006           1164  September 28, 2006       1198  November 17, 2006
   1097  June 22, 2006              1131  August 10, 2006          1165  September 29, 2006       1199  November 20, 2006
   1098  June 23, 2006              1132  August 11, 2006          1166  October 2, 2006          1200  November 21, 2006
   1099  June 26, 2006              1133  August 14, 2006          1167  October 3, 2006          1201  November 22, 2006
   1100  June 27, 2006              1134  August 15, 2006          1168  October 4, 2006          1202  November 24, 2006
   1101  June 28, 2006              1135  August 16, 2006          1169  October 5, 2006          1203  November 27, 2006
   1102  June 29, 2006              1136  August 17, 2006          1170  October 6, 2006          1204  November 28, 2006
   1103  June 30, 2006              1137  August 18, 2006          1171  October 9, 2006          1205  November 29, 2006
   1104  July 3, 2006               1138  August 21, 2006          1172  October 10, 2006         1206  November 30, 2006
   1105  July 5, 2006               1139  August 22, 2006          1173  October 11, 2006         1207  December 1, 2006
   1106  July 6, 2006               1140  August 23, 2006          1174  October 12, 2006         1208  December 4, 2006
   1107  July 7, 2006               1141  August 24, 2006          1175  October 13, 2006         1209  December 5, 2006
   1108  July 10, 2006              1142  August 25, 2006          1176  October 16, 2006         1210  December 6, 2006
   1109  July 11, 2006              1143  August 28, 2006          1177  October 17, 2006         1211  December 7, 2006
   1110  July 12, 2006              1144  August 29, 2006          1178  October 18, 2006         1212  December 11, 2006
   1111  July 13, 2006              1145  August 30, 2006          1179  October 19, 2006         1213  December 12, 2006
   1112  July 14, 2006              1146  August 31, 2006          1180  October 20, 2006         1214  December 13, 2006
   1113  July 17, 2006              1147  September 1, 2006        1181  October 23, 2006         1215  December 14, 2006
   1114  July 18, 2006              1148  September 5, 2006        1182  October 24, 2006         1216  December 18, 2006
   1115  July 19, 2006              1149  September 6, 2006        1183  October 25, 2006         1217  December 20, 2006
   1116  July 20, 2006              1150  September 7, 2006        1184  October 26, 2006         1218  December 21, 2006
   1117  July 21, 2006              1151  September 11, 2006       1185  October 27, 2006         1219  December 22, 2006
   1118  July 24, 2006              1152  September 12, 2006       1186  October 31, 2006         1220  December 26, 2006
   1119  July 25, 2006              1153  September 13, 2006       1187  November 1, 2006         1221  December 27, 2006
   1120  July 26, 2006              1154  September 14, 2006       1188  November 2, 2006         1222  December 28, 2006
   1121  July 27, 2006              1155  September 15, 2006       1189  November 3, 2006         1223  December 29, 2006
   1122  July 28, 2006              1156  September 18, 2006       1190  November 6, 2006



                            JNLNY Separate Account I


                                [GRAPHIC OMITTED]




                              Financial Statements

                                December 31, 2006

JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                       JNL/AIM            JNL/AIM             JNL/AIM            JNL/Alger
                                                       Large Cap        Real Estate           Small Cap            Growth
                                                    Growth Portfolio     Portfolio         Growth Portfolio      Portfolio
                                                    ---------------    ---------------     ---------------     ---------------
ASSETS
Investments, at value (A)                              $ 6,041,765        $ 7,640,135         $ 3,987,004         $ 6,257,332
Receivables:
   Dividend receivable                                           -                  -                   -                   -
   Investment securities sold                                  597              2,308                 281               5,020
   Sub-account units sold                                    6,642             35,336                   -                   -
                                                    ---------------    ---------------     ---------------     ---------------
TOTAL ASSETS                                             6,049,004          7,677,779           3,987,285           6,262,352
                                                    ---------------    ---------------     ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                           6,642             35,336                   -                   -
   Sub-account units redeemed                                  292              1,950                  85               4,748
   Insurance fees due to Jackson National
      of New York                                              305                358                 196                 272
                                                    ---------------    ---------------     ---------------     ---------------
TOTAL LIABILITIES                                            7,239             37,644                 281               5,020
                                                    ---------------    ---------------     ---------------     ---------------
NET ASSETS (NOTE 6)                                    $ 6,041,765        $ 7,640,135         $ 3,987,004         $ 6,257,332
-----------------------------------------------     ===============    ===============     ===============     ===============


(A)  INVESTMENT SHARES                                     447,870            483,553             279,398             342,868
       INVESTMENTS AT COST                             $ 5,256,115        $ 6,637,531         $ 3,614,332         $ 5,791,762



                                                      JNL/Eagle          JNL/Eagle            JNL/FMR             JNL/FMR
                                                      Core Equity         SmallCap            Balanced            Mid-Cap
                                                      Portfolio        Equity Portfolio      Portfolio         Equity Portfolio
                                                    ---------------    ---------------     ---------------     ---------------
ASSETS
Investments, at value (A)                              $ 4,579,914        $ 5,301,358        $ 10,268,216         $ 5,617,423
Receivables:
   Dividend receivable                                           -                  -                   -                   -
   Investment securities sold                                5,275                487               3,032                 898
   Sub-account units sold                                        -                 17                   -               1,993
                                                    ---------------    ---------------     ---------------     ---------------
TOTAL ASSETS                                             4,585,189          5,301,862          10,271,248           5,620,314
                                                    ---------------    ---------------     ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                               -                 17                   -               1,993
   Sub-account units redeemed                                5,051                247               2,523                 662
   Insurance fees due to Jackson National
      of New York                                              224                240                 509                 236
                                                    ---------------    ---------------     ---------------     ---------------
TOTAL LIABILITIES                                            5,275                504               3,032               2,891
                                                    ---------------    ---------------     ---------------     ---------------
NET ASSETS (NOTE 6)                                    $ 4,579,914        $ 5,301,358        $ 10,268,216         $ 5,617,423
-----------------------------------------------     ===============    ===============     ===============     ===============


(A)  INVESTMENT SHARES                                     265,965            238,800             861,428             302,174
       INVESTMENTS AT COST                             $ 3,793,002        $ 4,566,593         $ 8,770,491         $ 6,448,931


                                                     JNL/Franklin       JNL/Franklin
                                                      Templeton          Templeton
                                                        Income           Small Cap
                                                      Portfolio        Value Portfolio
                                                    ---------------    ---------------
ASSETS
Investments, at value (A)                              $ 5,251,010        $ 1,909,317
Receivables:
   Dividend receivable                                           -                  -
   Investment securities sold                                  478                113
   Sub-account units sold                                  102,982                  -
                                                    ---------------    ---------------
TOTAL ASSETS                                             5,354,470          1,909,430
                                                    ---------------    ---------------

LIABILITIES
Payables:
   Investment securities purchased                         102,982                  -
   Sub-account units redeemed                                  217                 21
   Insurance fees due to Jackson National
      of New York                                              261                 92
                                                    ---------------    ---------------
TOTAL LIABILITIES                                          103,460                113
                                                    ---------------    ---------------
NET ASSETS (NOTE 6)                                    $ 5,251,010        $ 1,909,317
-----------------------------------------------     ===============    ===============


(A)  INVESTMENT SHARES                                     490,749            148,469
       INVESTMENTS AT COST                             $ 5,121,230        $ 1,758,072

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                      JNL/Goldman
                                                 JNL/Goldman          Sachs Short         JNL/JPMorgan         JNL/JPMorgan
                                                Sachs Mid Cap        Duration Bond        International        International
                                               Value Portfolio         Portfolio         Equity Portfolio     Value Portfolio
                                               ----------------     ----------------     ----------------     ----------------
ASSETS
Investments, at value (A)                          $ 1,795,542          $ 1,442,817          $ 8,156,725         $ 16,995,366
Receivables:
   Dividend receivable                                       -                    -                    -                    -
   Investment securities sold                               99                  133                  675                5,695
   Sub-account units sold                                1,328                    -                8,472               30,513
                                               ----------------     ----------------     ----------------     ----------------
TOTAL ASSETS                                         1,796,969            1,442,950            8,165,872           17,031,574
                                               ----------------     ----------------     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                       1,328                    -                8,472               30,513
   Sub-account units redeemed                                8                   61                  294                4,870
   Insurance fees due to Jackson National
      of New York                                           91                   72                  381                  825
                                               ----------------     ----------------     ----------------     ----------------
TOTAL LIABILITIES                                        1,427                  133                9,147               36,208
                                               ----------------     ----------------     ----------------     ----------------
NET ASSETS (NOTE 6)                                $ 1,795,542          $ 1,442,817          $ 8,156,725         $ 16,995,366
------------------------------------------     ================     ================     ================     ================


(A)  INVESTMENT SHARES                                 138,545              139,943              560,985            1,212,223
       INVESTMENTS AT COST                         $ 1,643,714          $ 1,418,563          $ 6,869,897         $ 14,111,553


                                                 JNL/Lazard              JNL/                 JNL/                JNL/MCM
                                                  Emerging          Lazard Mid Cap       Lazard Small Cap           25
                                               Markets Portfolio    Value Portfolio      Value Portfolio         Portfolio
                                               ----------------     ----------------     ----------------     ----------------
ASSETS
Investments, at value (A)                          $ 1,500,895         $ 10,578,188          $ 7,425,534         $ 25,126,485
Receivables:
   Dividend receivable                                       -                    -                    -                    -
   Investment securities sold                              240                3,718                1,283               20,143
   Sub-account units sold                                    -                  121                    -                6,850
                                               ----------------     ----------------     ----------------     ----------------
TOTAL ASSETS                                         1,501,135           10,582,027            7,426,817           25,153,478
                                               ----------------     ----------------     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                           -                  121                    -                6,850
   Sub-account units redeemed                              170                3,170                  903               18,858
   Insurance fees due to Jackson National
      of New York                                           70                  548                  380                1,285
                                               ----------------     ----------------     ----------------     ----------------
TOTAL LIABILITIES                                          240                3,839                1,283               26,993
                                               ----------------     ----------------     ----------------     ----------------
NET ASSETS (NOTE 6)                                $ 1,500,895         $ 10,578,188          $ 7,425,534         $ 25,126,485
------------------------------------------     ================     ================     ================     ================


(A)  INVESTMENT SHARES                                 136,569              751,292              605,178            1,778,237
       INVESTMENTS AT COST                         $ 1,269,416         $ 10,606,907          $ 7,886,314         $ 23,790,387



                                                   JNL/MCM             JNL/MCM
                                                     25              Bond Index
                                                Portfolio NY          Portfolio
                                               ----------------    ----------------
ASSETS
Investments, at value (A)                                  $ -        $ 15,092,128
Receivables:
   Dividend receivable                                       -                   -
   Investment securities sold                                -               4,352
   Sub-account units sold                                    -               1,162
                                               ----------------    ----------------
TOTAL ASSETS                                                 -          15,097,642
                                               ----------------    ----------------

LIABILITIES
Payables:
   Investment securities purchased                           -               1,162
   Sub-account units redeemed                                -               3,584
   Insurance fees due to Jackson National                    -
      of New York                                            -                 768
                                               ----------------    ----------------
TOTAL LIABILITIES                                            -               5,514
                                               ----------------    ----------------
NET ASSETS (NOTE 6)                                        $ -        $ 15,092,128
------------------------------------------     ================    ================


(A)  INVESTMENT SHARES                                       -           1,382,063
       INVESTMENTS AT COST                                 $ -        $ 14,995,141

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                  JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                               Communications     Consumer Brands         Dow SM           Dow Dividend
                                               Sector Portfolio   Sector Portfolio     10 Portfolio         Portfolio
                                               ---------------    ---------------     ---------------     ---------------
ASSETS
Investments, at value (A)                         $ 2,349,657          $ 737,434        $ 25,878,843        $ 15,795,807
Receivables:
   Dividend receivable                                      -                  -                   -                   -
   Investment securities sold                             239                170              15,917               1,296
   Sub-account units sold                                   -              5,605               1,845              46,316
                                               ---------------    ---------------     ---------------     ---------------
TOTAL ASSETS                                        2,349,896            743,209          25,896,605          15,843,419
                                               ---------------    ---------------     ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                          -              5,605               1,845              46,316
   Sub-account units redeemed                             124                137              14,613                 515
   Insurance fees due to Jackson National
      of New York                                         115                 33               1,304                 781
                                               ---------------    ---------------     ---------------     ---------------
TOTAL LIABILITIES                                         239              5,775              17,762              47,612
                                               ---------------    ---------------     ---------------     ---------------
NET ASSETS (NOTE 6)                               $ 2,349,657          $ 737,434        $ 25,878,843        $ 15,795,807
------------------------------------------     ===============    ===============     ===============     ===============


(A)  INVESTMENT SHARES                                      399,602       58,807           1,454,685           1,315,221
       INVESTMENTS AT COST                        $ 2,070,521          $ 679,577        $ 20,786,299        $ 14,149,675


                                                  JNL/MCM
                                                  Enhanced            JNL/MCM             JNL/MCM             JNL/MCM
                                               S&P 500 Stock         Financial             Global            Healthcare
                                               Index Portfolio     Sector Portfolio     15 Portfolio       Sector Portfolio
                                               ---------------     ---------------     ---------------     ---------------
ASSETS
Investments, at value (A)                         $ 3,858,463         $ 1,974,473        $ 38,356,034         $ 4,998,651
Receivables:
   Dividend receivable                                      -                   -                   -                   -
   Investment securities sold                             512                 995              29,156               5,062
   Sub-account units sold                                   -              31,405              13,236               5,605
                                               ---------------     ---------------     ---------------     ---------------
TOTAL ASSETS                                        3,858,975           2,006,873          38,398,426           5,009,318
                                               ---------------     ---------------     ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                          -              31,405              13,236               5,605
   Sub-account units redeemed                             314                 891              27,188               4,797
   Insurance fees due to Jackson National
      of New York                                         198                 104               1,968                 265
                                               ---------------     ---------------     ---------------     ---------------
TOTAL LIABILITIES                                         512              32,400              42,392              10,667
                                               ---------------     ---------------     ---------------     ---------------
NET ASSETS (NOTE 6)                               $ 3,858,463         $ 1,974,473        $ 38,356,034         $ 4,998,651
------------------------------------------     ===============     ===============     ===============     ===============


(A)  INVESTMENT SHARES                                439,460             123,250           1,545,991             387,492
       INVESTMENTS AT COST                        $ 3,678,173         $ 1,734,229        $ 27,773,369         $ 4,741,353


                                                  JNL/MCM             JNL/MCM
                                               International          JNL (5)
                                               Index PORTFOLIO       Portfolio
                                               ---------------     ---------------
ASSETS
Investments, at value (A)                        $ 30,700,158       $ 203,454,376
Receivables:
   Dividend receivable                                      -                   -
   Investment securities sold                          17,284              36,687
   Sub-account units sold                               5,768             165,463
                                               ---------------     ---------------
TOTAL ASSETS                                       30,723,210         203,656,526
                                               ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                      5,768             165,463
   Sub-account units redeemed                          15,737              26,990
   Insurance fees due to Jackson National
      of New York                                       1,547               9,697
                                               ---------------     ---------------
TOTAL LIABILITIES                                      23,052             202,150
                                               ---------------     ---------------
NET ASSETS (NOTE 6)                              $ 30,700,158       $ 203,454,376
------------------------------------------     ===============     ===============


(A)  INVESTMENT SHARES                              1,856,116          14,217,636
       INVESTMENTS AT COST                       $ 26,213,740       $ 179,535,091

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                 JNL/MCM             JNL/MCM              JNL/MCM            JNL/MCM
                                              JNL Optimized          Nasdaq(R)             Oil & Gas          S&P(R)
                                               5 Portfolio        15 Portfolio        Sector Portfolio     10 Portfolio
                                             ----------------    ----------------     ----------------    ----------------
ASSETS
Investments, at value (A)                        $ 4,683,959         $ 2,783,543         $ 15,508,584        $ 27,718,820
Receivables:
   Dividend receivable                                     -                   -                    -                   -
   Investment securities sold                            285                 804                7,248              12,742
   Sub-account units sold                                  -                   -               45,744               3,157
                                             ----------------    ----------------     ----------------    ----------------
TOTAL ASSETS                                       4,684,244           2,784,347           15,561,576          27,734,719
                                             ----------------    ----------------     ----------------    ----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -               45,744               3,157
   Sub-account units redeemed                             59                 665                6,422              11,345
   Insurance fees due to Jackson National
      of New York                                        226                 139                  826               1,397
                                             ----------------    ----------------     ----------------    ----------------
TOTAL LIABILITIES                                        285                 804               52,992              15,899
                                             ----------------    ----------------     ----------------    ----------------
NET ASSETS (NOTE 6)                              $ 4,683,959         $ 2,783,543         $ 15,508,584        $ 27,718,820
----------------------------------------     ================    ================     ================    ================


(A)  INVESTMENT SHARES                               434,102             246,987              534,963           1,420,022
       INVESTMENTS AT COST                       $ 4,310,775         $ 2,555,863         $ 14,568,212        $ 22,128,255


                                                JNL/MCM              JNL/MCM             JNL/MCM              JNL/MCM
                                                S&P 24            S&P 400 MidCap          S&P 500          Select Small-Cap
                                               Portfolio         Index Portfolio      Index Portfolio        Portfolio
                                             ---------------     ----------------     ---------------     ----------------
ASSETS
Investments, at value (A)                       $ 1,404,288         $ 26,354,128        $ 38,038,055         $ 21,688,106
Receivables:
   Dividend receivable                                    -                    -                   -                    -
   Investment securities sold                            61               13,874              19,867               16,404
   Sub-account units sold                                 -               25,945              24,376                6,256
                                             ---------------     ----------------     ---------------     ----------------
TOTAL ASSETS                                      1,404,349           26,393,947          38,082,298           21,710,766
                                             ---------------     ----------------     ---------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -               25,945              24,376                6,256
   Sub-account units redeemed                             8               12,546              17,926               15,298
   Insurance fees due to Jackson National
      of New York                                        53                1,328               1,941                1,106
                                             ---------------     ----------------     ---------------     ----------------
TOTAL LIABILITIES                                        61               39,819              44,243               22,660
                                             ---------------     ----------------     ---------------     ----------------
NET ASSETS (NOTE 6)                             $ 1,404,288         $ 26,354,128        $ 38,038,055         $ 21,688,106
----------------------------------------     ===============     ================     ===============     ================


(A)  INVESTMENT SHARES                              136,206            1,761,640                  3,154,068       911,648
       INVESTMENTS AT COST                      $ 1,358,368         $ 23,640,339        $ 33,384,527         $ 21,448,505


                                                JNL/MCM              JNL/MCM
                                             Select Small-Cap       Small Cap
                                              Portfolio NY       Index Portfolio
                                             ---------------     ----------------
ASSETS
Investments, at value (A)                               $ -         $ 24,401,204
Receivables:
   Dividend receivable                                    -                    -
   Investment securities sold                             -               14,026
   Sub-account units sold                                 -                    -
                                             ---------------     ----------------
TOTAL ASSETS                                              -           24,415,230
                                             ---------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                    -
   Sub-account units redeemed                             -               12,790
   Insurance fees due to Jackson National
      of New York                                         -                1,236
                                             ---------------     ----------------
TOTAL LIABILITIES                                         -               14,026
                                             ---------------     ----------------
NET ASSETS (NOTE 6)                                     $ -         $ 24,401,204
----------------------------------------     ===============     ================


(A)  INVESTMENT SHARES                                    -            1,649,845
       INVESTMENTS AT COST                              $ -         $ 21,783,423

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                  JNL/MCM              JNL/MCM              JNL/MCM          JNL/Oppenheimer
                                                Technology           Value Line(R)              VIP             Global Growth
                                              Sector Portfolio      25 Portfolio           Portfolio            Portfolio
                                              ----------------     ----------------     ----------------     ----------------
ASSETS
Investments, at value (A)                         $ 2,834,058         $ 55,820,863         $ 14,189,999         $ 13,164,248
Receivables:
   Dividend receivable                                      -                    -                    -                    -
   Investment securities sold                           1,028                8,854                3,360                4,453
   Sub-account units sold                               6,282               44,511                    -               41,268
                                              ----------------     ----------------     ----------------     ----------------
TOTAL ASSETS                                        2,841,368           55,874,228           14,193,359           13,209,969
                                              ----------------     ----------------     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                      6,282               44,511                    -               41,268
   Sub-account units redeemed                             884                6,039                2,677                3,791
   Insurance fees due to Jackson National
      of New York                                         144                2,815                  683                  662
                                              ----------------     ----------------     ----------------     ----------------
TOTAL LIABILITIES                                       7,310               53,365                3,360               45,721
                                              ----------------     ----------------     ----------------     ----------------
NET ASSETS (NOTE 6)                               $ 2,834,058         $ 55,820,863         $ 14,189,999         $ 13,164,248
-----------------------------------------     ================     ================     ================     ================


(A)  INVESTMENT SHARES                                414,336            3,573,679            1,045,689              863,229
       INVESTMENTS AT COST                        $ 2,588,601         $ 50,355,903         $ 12,532,595         $ 10,784,902


                                              JNL/Oppenheimer         JNL/PIMCO           JNL/Putnam           JNL/Putnam
                                                     Growth           Total Return             Equity           Midcap Growth
                                                 Portfolio         Bond Portfolio          Portfolio            Portfolio
                                              ----------------     ----------------     ----------------     ----------------
ASSETS
Investments, at value (A)                         $ 2,167,198         $ 29,127,995          $ 2,794,392          $ 2,381,083
Receivables:
   Dividend receivable                                      -                    -                    -                    -
   Investment securities sold                             268                7,722                  142                2,758
   Sub-account units sold                                  43               12,942                    -                    -
                                              ----------------     ----------------     ----------------     ----------------
TOTAL ASSETS                                        2,167,509           29,148,659            2,794,534            2,383,841
                                              ----------------     ----------------     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                         43               12,942                    -                    -
   Sub-account units redeemed                             161                6,277                   24                2,648
   Insurance fees due to Jackson National
      of New York                                         107                1,445                  118                  110
                                              ----------------     ----------------     ----------------     ----------------
TOTAL LIABILITIES                                         311               20,664                  142                2,758
                                              ----------------     ----------------     ----------------     ----------------
NET ASSETS (NOTE 6)                               $ 2,167,198         $ 29,127,995          $ 2,794,392          $ 2,381,083
-----------------------------------------     ================     ================     ================     ================


(A)  INVESTMENT SHARES                                219,574            2,498,113              122,938              248,288
       INVESTMENTS AT COST                        $ 1,922,681         $ 29,784,218          $ 2,580,617          $ 1,996,143


                                                                       JNL/S&P
                                                JNL/Putnam             Managed
                                                 Value Equity          Aggressive
                                                 Portfolio         Growth Portfolio
                                              ----------------     ----------------
ASSETS
Investments, at value (A)                         $ 6,127,466         $ 66,026,820
Receivables:
   Dividend receivable                                      -                    -
   Investment securities sold                             579               26,660
   Sub-account units sold                               2,657               28,721
                                              ----------------     ----------------
TOTAL ASSETS                                        6,130,702           66,082,201
                                              ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                      2,657               28,721
   Sub-account units redeemed                             313               23,177
   Insurance fees due to Jackson National
      of New York                                         266                3,483
                                              ----------------     ----------------
TOTAL LIABILITIES                                       3,236               55,381
                                              ----------------     ----------------
NET ASSETS (NOTE 6)                               $ 6,127,466         $ 66,026,820
-----------------------------------------     ================     ================


(A)  INVESTMENT SHARES                                299,778            4,746,716
       INVESTMENTS AT COST                        $ 4,933,821         $ 55,269,645


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                 JNL/S&P                                JNL/S&P             JNL/S&P
                                                 Managed             JNL/S&P            Managed             Managed
                                               Conservative          Managed            Moderate            Moderate
                                                Portfolio         Growth Portfolio     Portfolio         Growth Portfolio
                                              ---------------     ---------------    ---------------     ---------------
ASSETS
Investments, at value (A)                        $ 9,825,215        $ 93,894,987       $ 27,778,838        $ 92,694,658
Receivables:
   Dividend receivable                                     -                   -                  -                   -
   Investment securities sold                         26,360              14,262              5,893              15,083
   Sub-account units sold                                 63              28,668            118,473              79,248
                                              ---------------     ---------------    ---------------     ---------------
TOTAL ASSETS                                       9,851,638          93,937,917         27,903,204          92,788,989
                                              ---------------     ---------------    ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                        63              28,668            118,473              79,248
   Sub-account units redeemed                         25,868               9,692              4,462              10,457
   Insurance fees due to Jackson National
      of New York                                        492               4,570              1,431               4,626
                                              ---------------     ---------------    ---------------     ---------------
TOTAL LIABILITIES                                     26,423              42,930            124,366              94,331
                                              ---------------     ---------------    ---------------     ---------------
NET ASSETS (NOTE 6)                              $ 9,825,215        $ 93,894,987       $ 27,778,838        $ 92,694,658
-----------------------------------------     ===============     ===============    ===============     ===============


(A)  INVESTMENT SHARES                               870,258           6,893,905          2,334,356           7,086,748
       INVESTMENTS AT COST                       $ 9,353,425        $ 82,108,885       $ 25,804,727        $ 83,770,993


                                                 JNL/S&P             JNL/S&P            JNL/S&P             JNL/S&P
                                                Retirement          Retirement         Retirement          Retirement
                                              2015 Portfolio      2020 Portfolio     2025 Portfolio      Income Portfolio
                                              ---------------     ---------------    ---------------     ---------------
ASSETS
Investments, at value (A)                          $ 334,101           $ 252,061           $ 81,864         $ 1,559,971
Receivables:
   Dividend receivable                                     -                   -                  -                   -
   Investment securities sold                             16                  12                  4                  66
   Sub-account units sold                                  -                   -                  -                   -
                                              ---------------     ---------------    ---------------     ---------------
TOTAL ASSETS                                         334,117             252,073             81,868           1,560,037
                                              ---------------     ---------------    ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -                  -                   -
   Sub-account units redeemed                              -                   -                  -                   -
   Insurance fees due to Jackson National
      of New York                                         16                  12                  4                  66
                                              ---------------     ---------------    ---------------     ---------------
TOTAL LIABILITIES                                         16                  12                  4                  66
                                              ---------------     ---------------    ---------------     ---------------
NET ASSETS (NOTE 6)                                $ 334,101           $ 252,061           $ 81,864         $ 1,559,971
-----------------------------------------     ===============     ===============    ===============     ===============


(A)  INVESTMENT SHARES                                30,373              22,647              7,309             145,249
       INVESTMENTS AT COST                         $ 318,745           $ 234,257           $ 76,541         $ 1,500,960


                                                JNL/Select         JNL/Select
                                                 Balanced        Global Growth
                                                Portfolio          Portfolio
                                              ---------------    ---------------
ASSETS
Investments, at value (A)                       $ 13,152,047        $ 3,675,647
Receivables:
   Dividend receivable                                     -                  -
   Investment securities sold                          3,447              1,038
   Sub-account units sold                             35,696                281
                                              ---------------    ---------------
TOTAL ASSETS                                      13,191,190          3,676,966
                                              ---------------    ---------------

LIABILITIES
Payables:
   Investment securities purchased                    35,696                281
   Sub-account units redeemed                          2,814                879
   Insurance fees due to Jackson National
      of New York                                        633                159
                                              ---------------    ---------------
TOTAL LIABILITIES                                     39,143              1,319
                                              ---------------    ---------------
NET ASSETS (NOTE 6)                             $ 13,152,047        $ 3,675,647
-----------------------------------------     ===============    ===============


(A)  INVESTMENT SHARES                               758,043            165,346
       INVESTMENTS AT COST                      $ 11,989,736        $ 4,204,914

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                                                                         JNL/T. Rowe
                                              JNL/Select          JNL/Select             JNL/              Price
                                              Large Cap          Money Market        Select Value       Established
                                            Growth Portfolio      Portfolio           Portfolio        Growth Portfolio
                                            ---------------     ---------------     ---------------    ---------------
ASSETS
Investments, at value (A)                      $ 7,526,107        $ 15,508,975         $ 7,631,142       $ 24,645,128
Receivables:
   Dividend receivable                                   -               3,908                   -                  -
   Investment securities sold                        7,356               1,937               1,187             15,657
   Sub-account units sold                           27,310                 112               6,642             20,868
                                            ---------------     ---------------     ---------------    ---------------
TOTAL ASSETS                                     7,560,773          15,514,932           7,638,971         24,681,653
                                            ---------------     ---------------     ---------------    ---------------

LIABILITIES
Payables:
   Investment securities purchased                  27,310                 112               6,642             20,868
   Sub-account units redeemed                        7,006               1,144                 805             14,578
   Insurance fees due to Jackson National
      of New York                                      350                 793                 382              1,079
                                            ---------------     ---------------     ---------------    ---------------
TOTAL LIABILITIES                                   34,666               2,049               7,829             36,525
                                            ---------------     ---------------     ---------------    ---------------
NET ASSETS (NOTE 6)                            $ 7,526,107        $ 15,512,883         $ 7,631,142       $ 24,645,128
----------------------------------------    ===============     ===============     ===============    ===============


(A)  INVESTMENT SHARES                             348,754          15,508,975             392,750          1,128,440
       INVESTMENTS AT COST                     $ 7,932,016        $ 15,508,974         $ 6,793,004       $ 20,378,674



                                             JNL/T. Rowe
                                            Price Mid-Cap        JNL/T. Rowe         JNL/Western        JNL/Western
                                                Growth           Price Value          High Yield       Strategic Bond
                                              Portfolio           Portfolio         Bond Portfolio       Portfolio
                                            ---------------     ---------------     ---------------    ---------------
ASSETS
Investments, at value (A)                     $ 27,847,014        $ 28,660,165        $ 18,078,784       $ 10,766,740
Receivables:
   Dividend receivable                                   -                   -                   -                  -
   Investment securities sold                       15,478              18,937               7,323              4,924
   Sub-account units sold                           45,639              20,655               2,233             13,047
                                            ---------------     ---------------     ---------------    ---------------
TOTAL ASSETS                                    27,908,131          28,699,757          18,088,340         10,784,711
                                            ---------------     ---------------     ---------------    ---------------

LIABILITIES
Payables:
   Investment securities purchased                  45,639              20,655               2,233             13,047
   Sub-account units redeemed                       14,213              17,636               6,458              4,391
   Insurance fees due to Jackson National
      of New York                                    1,265               1,301                 865                533
                                            ---------------     ---------------     ---------------    ---------------
TOTAL LIABILITIES                                   61,117              39,592               9,556             17,971
                                            ---------------     ---------------     ---------------    ---------------
NET ASSETS (NOTE 6)                           $ 27,847,014        $ 28,660,165        $ 18,078,784       $ 10,766,740
----------------------------------------    ===============     ===============     ===============    ===============


(A)  INVESTMENT SHARES                             958,259           1,834,838           2,199,365            928,968
       INVESTMENTS AT COST                    $ 26,328,424        $ 24,740,386        $ 18,337,158       $ 10,572,527


                                             JNL/Western
                                            U.S. Government
                                               & Quality
                                            Bond PORTFOLIO
                                            ---------------
ASSETS
Investments, at value (A)                      $ 8,591,021
Receivables:
   Dividend receivable                                   -
   Investment securities sold                        6,062
   Sub-account units sold                            1,993
                                            ---------------
TOTAL ASSETS                                     8,599,076
                                            ---------------

LIABILITIES
Payables:
   Investment securities purchased                   1,993
   Sub-account units redeemed                        5,659
   Insurance fees due to Jackson National
      of New York                                      403
                                            ---------------
TOTAL LIABILITIES                                    8,055
                                            ---------------
NET ASSETS (NOTE 6)                            $ 8,591,021
----------------------------------------    ===============


(A)  INVESTMENT SHARES                             751,620
       INVESTMENTS AT COST                     $ 8,581,750

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Operations
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/AIM             JNL/AIM             JNL/AIM           JNL/Alger
                                               Large Cap          Real Estate          Small Cap            Growth
                                            Growth Portfolio       Portfolio        Growth Portfolio      Portfolio
                                            ----------------    ----------------    ----------------    ---------------
INVESTMENT INCOME
   Dividends                                        $ 1,367            $ 58,311                 $ -            $ 1,067
                                            ----------------    ----------------    ----------------    ---------------

EXPENSES
   Insurance charges (Note 3)                       100,647              63,367              70,143            103,809
                                            ----------------    ----------------    ----------------    ---------------
TOTAL EXPENSES                                      100,647              63,367              70,143            103,809
                                            ----------------    ----------------    ----------------    ---------------
                                            ----------------    ----------------    ----------------    ---------------
NET INVESTMENT GAIN (LOSS)                          (99,280)             (5,056)            (70,143)          (102,742)
                                            ----------------    ----------------    ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -              12,522             318,207                  -
   Investments                                      177,764              90,352             240,243             83,944
Net change in unrealized appreciation
  (depreciation) on investments                     223,885             933,548             (84,559)           231,382
                                            ----------------    ----------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN                    401,649           1,036,422             473,891            315,326
                                            ----------------    ----------------    ----------------    ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                $ 302,369         $ 1,031,366           $ 403,748          $ 212,584
----------------------------------------    ================    ================    ================    ===============


                                              JNL/Eagle           JNL/Eagle            JNL/FMR             JNL/FMR
                                              Core Equity          SmallCap            Balanced            Mid-Cap
                                              Portfolio         Equity Portfolio      Portfolio         Equity Portfolio
                                            ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ 799                 $ -            $ 88,409                 $ -
                                            ---------------     ---------------     ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       79,460              77,860             170,589              85,262
                                            ---------------     ---------------     ---------------     ---------------
TOTAL EXPENSES                                      79,460              77,860             170,589              85,262
                                            ---------------     ---------------     ---------------     ---------------
                                            ---------------     ---------------     ---------------     ---------------
NET INVESTMENT GAIN (LOSS)                         (78,661)            (77,860)            (82,180)            (85,262)
                                            ---------------     ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -             428,815             165,356                   -
   Investments                                      93,669             321,084             362,143            (374,502)
Net change in unrealized appreciation
  (depreciation) on investments                    432,582              92,195             328,973           1,015,628
                                            ---------------     ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   526,251             842,094             856,472             641,126
                                            ---------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 447,590           $ 764,234           $ 774,292           $ 555,864
----------------------------------------    ===============     ===============     ===============     ===============


                                             JNL/Franklin        JNL/Franklin
                                              Templeton           Templeton
                                                Income            Small Cap
                                            Portfolio (a)       Value Portfolio
                                            ---------------     ---------------
INVESTMENT INCOME
   Dividends                                     $ 126,027            $ 17,980
                                            ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       33,801              22,927
                                            ---------------     ---------------
TOTAL EXPENSES                                      33,801              22,927
                                            ---------------     ---------------
                                            ---------------     ---------------
NET INVESTMENT GAIN (LOSS)                          92,226              (4,947)
                                            ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -                   -
   Investments                                      48,922              14,873
Net change in unrealized appreciation
  (depreciation) on investments                    129,780             139,421
                                            ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   178,702             154,294
                                            ---------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 270,928           $ 149,347
----------------------------------------    ===============     ===============

(A) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                              JNL/Goldman           JNL/Goldman          JNL/JPMorgan          JNL/JPMorgan
                                             Sachs Mid Cap         Short Duration        International        International
                                            Value Portfolio       Bond Portfolio (a)   Equity Portfolio      Value Portfolio
                                            -----------------     -----------------    ------------------    -----------------
INVESTMENT INCOME
   Dividends                                        $ 29,998                   $ -             $ 111,854            $ 283,484
                                            -----------------     -----------------    ------------------    -----------------

EXPENSES
   Insurance charges (Note 3)                         21,387                 9,138               101,395              184,665
                                            -----------------     -----------------    ------------------    -----------------
TOTAL EXPENSES                                        21,387                 9,138               101,395              184,665
                                            -----------------     -----------------    ------------------    -----------------
                                            -----------------     -----------------    ------------------    -----------------
NET INVESTMENT INCOME (LOSS)                           8,611                (9,138)               10,459               98,819
                                            -----------------     -----------------    ------------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                     -                     -              194,949
   Investments                                         9,931                 2,069               320,487              467,517
Net change in unrealized appreciation
   (depreciation) on investments                     134,053                24,254               708,496            1,940,799
                                            -----------------     -----------------    ------------------    -----------------
NET REALIZED AND UNREALIZED GAIN                     143,984                26,323             1,028,983            2,603,265
                                            -----------------     -----------------    ------------------    -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 152,595              $ 17,185           $ 1,039,442          $ 2,702,084
----------------------------------------    =================     =================    ==================    =================


                                               JNL/Lazard                JNL/                  JNL/                JNL/MCM
                                                Emerging            Lazard Mid Cap       Lazard Small Cap             25
                                            Markets Portfolio (a)   Value Portfolio      Value Portfolio        Portfolio (a)
                                            -----------------      ------------------    -----------------     -----------------
INVESTMENT INCOME
   Dividends                                             $ -               $ 289,013            $ 729,365                   $ -
                                            -----------------      ------------------    -----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                          8,917                 178,313              121,769               307,577
                                            -----------------      ------------------    -----------------     -----------------
TOTAL EXPENSES                                         8,917                 178,313              121,769               307,577
                                            -----------------      ------------------    -----------------     -----------------
                                            -----------------      ------------------    -----------------     -----------------
NET INVESTMENT INCOME (LOSS)                          (8,917)                110,700              607,596              (307,577)
                                            -----------------      ------------------    -----------------     -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                 688,650              598,491                     -
   Investments                                         3,639                   2,153               81,092                41,774
Net change in unrealized appreciation
   (depreciation) on investments                     231,479                 333,122             (380,313)            1,336,098
                                            -----------------      ------------------    -----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                     235,118               1,023,925              299,270             1,377,872
                                            -----------------      ------------------    -----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 226,201             $ 1,134,625            $ 906,866           $ 1,070,295
----------------------------------------    =================      ==================    =================     =================


                                                JNL/MCM               JNL/MCM
                                                   25                Bond Index
                                            Portfolio NY (b)         Portfolio
                                            -----------------     -----------------
INVESTMENT INCOME
   Dividends                                             $ -             $ 300,011
                                            -----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                        143,458               221,073
                                            -----------------     -----------------
TOTAL EXPENSES                                       143,458               221,073
                                            -----------------     -----------------
                                            -----------------     -----------------
NET INVESTMENT INCOME (LOSS)                        (143,458)               78,938
                                            -----------------     -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                     -
   Investments                                     3,377,327                (4,687)
Net change in unrealized appreciation
   (depreciation) on investments                  (2,004,150)              178,503
                                            -----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                   1,373,177               173,816
                                            -----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 1,229,719             $ 252,754
----------------------------------------    =================     =================


(A) COMMENCEMENT OF OPERATIONS MAY 1, 2006.
(B) PERIOD FROM JANUARY 1, 2006 THROUGH APRIL 30, 2006

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                 JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                              Communications      Consumer Brands         Dow SM          Dow Dividend
                                              Sector Portfolio    Sector Portfolio     10 Portfolio       Portfolio (a)
                                              ---------------     ---------------     ---------------    ----------------
INVESTMENT INCOME
   Dividends                                        $ 34,149             $ 1,393                 $ -                 $ -
                                              ---------------     ---------------     ---------------    ----------------

EXPENSES
   Insurance charges (Note 3)                         23,514               7,908             390,829             170,440
                                              ---------------     ---------------     ---------------    ----------------
TOTAL EXPENSES                                        23,514               7,908             390,829             170,440
                                              ---------------     ---------------     ---------------    ----------------
                                              ---------------     ---------------     ---------------    ----------------
NET INVESTMENT INCOME (LOSS)                          10,635              (6,515)           (390,829)           (170,440)
                                              ---------------     ---------------     ---------------    ----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies            26,081               9,314                   -                   -
   Investments                                        28,918               7,292           1,029,156             375,210
Net change in unrealized appreciation
   on investments                                    298,113              63,018           4,468,911           1,646,132
                                              ---------------     ---------------     ---------------    ----------------
NET REALIZED AND UNREALIZED GAIN                     353,112              79,624           5,498,067           2,021,342
                                              ---------------     ---------------     ---------------    ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 363,747            $ 73,109         $ 5,107,238         $ 1,850,902
-----------------------------------------     ===============     ===============     ===============    ================



                                                  JNL/MCM
                                                 Enhanced             JNL/MCM             JNL/MCM             JNL/MCM
                                               S&P 500 Stock         Financial            Global            Healthcare
                                              Index Portfolio     Sector Portfolio    15 Portfolio NY     Sector Portfolio
                                              ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends                                        $ 238,568            $ 19,300                 $ -            $ 27,609
                                              ----------------    ----------------    ----------------    ----------------

EXPENSES
   Insurance charges (Note 3)                          66,396              26,628             522,711              95,186
                                              ----------------    ----------------    ----------------    ----------------
TOTAL EXPENSES                                         66,396              26,628             522,711              95,186
                                              ----------------    ----------------    ----------------    ----------------
                                              ----------------    ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)                          172,172              (7,328)           (522,711)            (67,577)
                                              ----------------    ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:                                 136,323              10,259                   -             104,306
   Distributions from investment companies             40,124              48,611           1,929,431             125,445
   Investments
Net change in unrealized appreciation                 140,943             165,396           7,622,976              52,481
   on investments                             ----------------    ----------------    ----------------    ----------------
                                                      317,390             224,266           9,552,407             282,232
NET REALIZED AND UNREALIZED GAIN              ----------------    ----------------    ----------------    ----------------


NET INCREASE IN NET ASSETS                          $ 489,562           $ 216,938         $ 9,029,696           $ 214,655
   FROM OPERATIONS                            ================    ================    ================    ================
-----------------------------------------


                                                  JNL/MCM            JNL/MCM
                                               International         JNL (5)
                                              Index PORTFOLIO       Portfolio
                                              ----------------    ---------------
INVESTMENT INCOME
   Dividends                                        $ 808,975          $ 571,395
                                              ----------------    ---------------

EXPENSES
   Insurance charges (Note 3)                         438,926          2,172,241
                                              ----------------    ---------------
TOTAL EXPENSES                                        438,926          2,172,241
                                              ----------------    ---------------
                                              ----------------    ---------------
NET INVESTMENT INCOME (LOSS)                          370,049         (1,600,846)
                                              ----------------    ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:                                 128,487             25,748
   Distributions from investment companies            443,196          1,698,291
   Investments
Net change in unrealized appreciation               4,063,261         19,834,066
   on investments                             ----------------    ---------------
                                                    4,634,944         21,558,105
NET REALIZED AND UNREALIZED GAIN              ----------------    ---------------


NET INCREASE IN NET ASSETS                        $ 5,004,993       $ 19,957,259
   FROM OPERATIONS                            ================    ===============
-----------------------------------------

(A) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                             JNL Optimized          Nasdaq(R)          Oil & Gas             S&P(R)
                                             5 Portfolio (a)      15 Portfolio      Sector Portfolio     10 Portfolio
                                             ---------------     ---------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends                                       $ 18,832                 $ -           $ 168,815                 $ -
                                             ---------------     ---------------    ----------------    ----------------

EXPENSES
   Insurance charges (Note 3)                        29,682              40,392             245,459             507,294
                                             ---------------     ---------------    ----------------    ----------------
TOTAL EXPENSES                                       29,682              40,392             245,459             507,294
                                             ---------------     ---------------    ----------------    ----------------
NET INVESTMENT (LOSS)                               (10,850)            (40,392)            (76,644)           (507,294)
                                             ---------------     ---------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                   -             576,135                   -
   Investments                                       87,523              17,556             400,036           2,913,796
Net change in unrealized appreciation
   (depreciation) on investments                    373,185             146,782             509,130          (1,813,362)
                                             ---------------     ---------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN                    460,708             164,338           1,485,301           1,100,434
                                             ---------------     ---------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 449,858           $ 123,946         $ 1,408,657           $ 593,140
----------------------------------------     ===============     ===============    ================    ================


                                                 JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                                  S&P            S&P 400 MidCap          S&P 500         Select Small-Cap
                                             24 Portfolio (a)    Index Portfolio     Index Portfolio     Cap Portfolio (a)
                                             ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends                                             $ -           $ 338,442           $ 528,864                 $ -
                                             ----------------    ----------------    ----------------    ----------------

EXPENSES
   Insurance charges (Note 3)                         10,372             426,059             591,520             251,464
                                             ----------------    ----------------    ----------------    ----------------
TOTAL EXPENSES                                        10,372             426,059             591,520             251,464
                                             ----------------    ----------------    ----------------    ----------------
NET INVESTMENT (LOSS)                                (10,372)            (87,617)            (62,656)           (251,464)
                                             ----------------    ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                               -             717,609             180,480                   -
   Distributions from investment companies                61             507,227             400,823            (127,330)
   Investments
Net change in unrealized appreciation                 45,920             554,985           3,542,144             239,601
   (depreciation) on investments             ----------------    ----------------    ----------------    ----------------
                                                      45,981           1,779,821           4,123,447             112,271
NET REALIZED AND UNREALIZED GAIN             ----------------    ----------------    ----------------    ----------------


NET INCREASE (DECREASE) IN NET ASSETS               $ 35,609         $ 1,692,204         $ 4,060,791          $ (139,193)
   FROM OPERATIONS                           ================    ================    ================    ================
----------------------------------------


                                                JNL/MCM             JNL/MCM
                                             Select Small-Cap      Small Cap
                                             Portfolio NY (b)    Index Portfolio
                                             ---------------     ---------------
INVESTMENT INCOME
   Dividends                                            $ -           $ 357,406
                                             ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       116,473             379,105
                                             ---------------     ---------------
TOTAL EXPENSES                                      116,473             379,105
                                             ---------------     ---------------
NET INVESTMENT (LOSS)                              (116,473)            (21,699)
                                             ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                              -           1,174,301
   Distributions from investment companies        4,658,702             439,924
   Investments
Net change in unrealized appreciation            (2,947,534)          1,290,106
   (depreciation) on investments             ---------------     ---------------
                                                  1,711,168           2,904,331
NET REALIZED AND UNREALIZED GAIN             ---------------     ---------------


NET INCREASE (DECREASE) IN NET ASSETS           $ 1,594,695         $ 2,882,632
   FROM OPERATIONS                           ===============     ===============
----------------------------------------


(A) COMMENCEMENT OF OPERATIONS MAY 1, 2006.
(B) PERIOD FROM JANUARY 1, 2006 THROUGH APRIL 30, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/MCM             JNL/MCM             JNL/MCM         JNL/Oppenheimer
                                              Technology          Value Line(R)             VIP            Global Growth
                                            Sector Portfolio     25 Portfolio          Portfolio           Portfolio
                                            ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends                                        $ 2,015                 $ -            $ 59,346            $ 60,556
                                            ----------------    ----------------    ----------------    ----------------

EXPENSES
   Insurance charges (Note 3)                        41,948             889,197             189,406             195,271
                                            ----------------    ----------------    ----------------    ----------------
TOTAL EXPENSES                                       41,948             889,197             189,406             195,271
                                            ----------------    ----------------    ----------------    ----------------
                                            ----------------    ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)                        (39,933)           (889,197)           (130,060)           (134,715)
                                            ----------------    ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            4,792                   -               1,149             416,634
   Investments                                       24,511           1,627,680             157,203             480,745
Net change in unrealized appreciation
   (depreciation) on investments                    189,597          (2,305,218)          1,216,960             779,357
                                            ----------------    ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             218,900            (677,538)          1,375,312           1,676,736
                                            ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 178,967        $ (1,566,735)        $ 1,245,252         $ 1,542,021
----------------------------------------    ================    ================    ================    ================


                                            JNL/Oppenheimer        JNL/PIMCO          JNL/Putnam          JNL/Putnam
                                                   Growth          Total Return           Equity          Midcap Growth
                                               Portfolio        Bond Portfolio        Portfolio           Portfolio
                                            ----------------    ----------------    ---------------     ---------------
INVESTMENT INCOME
   Dividends                                            $ -         $ 1,050,449           $ 10,870                 $ -
                                            ----------------    ----------------    ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        37,199             479,297             44,662              41,140
                                            ----------------    ----------------    ---------------     ---------------
TOTAL EXPENSES                                       37,199             479,297             44,662              41,140
                                            ----------------    ----------------    ---------------     ---------------
                                            ----------------    ----------------    ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                        (37,199)            571,152            (33,792)            (41,140)
                                            ----------------    ----------------    ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -               7,503                  -                   -
   Investments                                       36,872            (107,265)             2,208             103,439
Net change in unrealized appreciation
   (depreciation) on investments                     52,026             (39,861)           360,784               8,485
                                            ----------------    ----------------    ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              88,898            (139,623)           362,992             111,924
                                            ----------------    ----------------    ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 51,699           $ 431,529          $ 329,200            $ 70,784
----------------------------------------    ================    ================    ===============     ===============


                                                                   JNL/S&P
                                              JNL/Putnam           Managed
                                               Value Equity         Aggressive
                                              Portfolio         Growth Portfolio
                                            ---------------     ---------------
INVESTMENT INCOME
   Dividends                                       $ 1,939           $ 403,847
                                            ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       99,265           1,235,695
                                            ---------------     ---------------
TOTAL EXPENSES                                      99,265           1,235,695
                                            ---------------     ---------------
                                            ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                       (97,326)           (831,848)
                                            ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -           3,548,643
   Investments                                     226,033           2,768,081
Net change in unrealized appreciation
   (depreciation) on investments                   531,849           2,495,576
                                            ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            757,882           8,812,300
                                            ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ 660,556         $ 7,980,452
----------------------------------------    ===============     ===============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                 JNL/S&P                                JNL/S&P             JNL/S&P
                                                 Managed            JNL/S&P             Managed             Managed
                                              Conservative          Managed             Moderate            Moderate
                                                Portfolio        Growth Portfolio      Portfolio         Growth Portfolio
                                             ----------------    ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends                                       $ 171,003          $ 898,194           $ 452,642         $ 1,123,119
                                             ----------------    ---------------     ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        156,484          1,473,170             427,113           1,440,995
                                             ----------------    ---------------     ---------------     ---------------
TOTAL EXPENSES                                       156,484          1,473,170             427,113           1,440,995
                                             ----------------    ---------------     ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                          14,519           (574,976)             25,529            (317,876)
                                             ----------------    ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            43,111          3,794,948             198,494           2,452,847
   Investments                                        96,872          1,743,244             230,296           1,402,092
Net change in unrealized appreciation
    on investments                                   327,951          4,855,895           1,404,696           4,363,526
                                             ----------------    ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN                     467,934         10,394,087           1,833,486           8,218,465
                                             ----------------    ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 482,453        $ 9,819,111         $ 1,859,015         $ 7,900,589
-----------------------------------------    ================    ===============     ===============     ===============


                                                JNL/S&P             JNL/S&P             JNL/S&P             JNL/S&P
                                               Retirement          Retirement          Retirement          Retirement
                                             2015 Portfolio (a)  2020 Portfolio (a)  2025 Portfolio (a)  Income Portfolio (a)
                                             ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends                                            $ -                 $ -                 $ -                 $ -
                                             ---------------     ---------------     ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                         2,062               1,400                 600               9,460
                                             ---------------     ---------------     ---------------     ---------------
TOTAL EXPENSES                                        2,062               1,400                 600               9,460
                                             ---------------     ---------------     ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                         (2,062)             (1,400)               (600)             (9,460)
                                             ---------------     ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                              -                   -                   -                   -
   Distributions from investment companies           (3,234)                157                 270               3,217
   Investments
Net change in unrealized appreciation                15,357              17,805               5,323              59,011
    on investments                           ---------------     ---------------     ---------------     ---------------
                                                     12,123              17,962               5,593              62,228
NET REALIZED AND UNREALIZED GAIN             ---------------     ---------------     ---------------     ---------------


NET INCREASE IN NET ASSETS                         $ 10,061            $ 16,562             $ 4,993            $ 52,768
   FROM OPERATIONS                           ===============     ===============     ===============     ===============
-----------------------------------------


                                               JNL/Select          JNL/Select
                                                Balanced         Global Growth
                                               Portfolio           Portfolio
                                             ---------------     ---------------
INVESTMENT INCOME
   Dividends                                      $ 333,026            $ 11,454
                                             ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       213,607              56,199
                                             ---------------     ---------------
TOTAL EXPENSES                                      213,607              56,199
                                             ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                        119,419             (44,745)
                                             ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                         72,170                   -
   Distributions from investment companies          327,131            (254,603)
   Investments
Net change in unrealized appreciation               871,085             696,115
    on investments                           ---------------     ---------------
                                                  1,270,386             441,512
NET REALIZED AND UNREALIZED GAIN             ---------------     ---------------


NET INCREASE IN NET ASSETS                      $ 1,389,805           $ 396,767
   FROM OPERATIONS                           ===============     ===============
-----------------------------------------


(A) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                                         JNL/T. Rowe
                                             JNL/Select          JNL/Select             JNL/               Price
                                              Large Cap         Money Market        Select Value        Established
                                           Growth Portfolio       Portfolio           Portfolio        Growth Portfolio
                                           ----------------    ----------------    ----------------    ---------------
INVESTMENT INCOME
   Dividends                                           $ -           $ 741,989           $ 173,037          $ 100,291
                                           ----------------    ----------------    ----------------    ---------------

EXPENSES
   Insurance charges (Note 3)                      116,652             342,798             102,458            334,302
                                           ----------------    ----------------    ----------------    ---------------
TOTAL EXPENSES                                     116,652             342,798             102,458            334,302
                                           ----------------    ----------------    ----------------    ---------------
NET INVESTMENT INCOME (LOSS)                      (116,652)            399,191              70,579           (234,011)
                                           ----------------    ----------------    ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -                   -             199,943            191,578
   Investments                                    (240,581)                  9             191,118            391,117
Net change in unrealized appreciation
   (depreciation) on investments                   570,995                  (8)            509,608          2,198,661
                                           ----------------    ----------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN                   330,414                   1             900,669          2,781,356
                                           ----------------    ----------------    ----------------    ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 213,762           $ 399,192           $ 971,248        $ 2,547,345
---------------------------------------    ================    ================    ================    ===============


                                            JNL/T. Rowe
                                           Price Mid-Cap        JNL/T. Rowe         JNL/Western         JNL/Western
                                               Growth           Price Value          High Yield        Strategic Bond
                                             Portfolio           Portfolio         Bond Portfolio        Portfolio
                                           ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends                                    $ 233,351           $ 338,790         $ 1,157,147             $ 8,372
                                           ---------------     ---------------     ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                     430,293             403,251             264,483             174,788
                                           ---------------     ---------------     ---------------     ---------------
TOTAL EXPENSES                                    430,293             403,251             264,483            (174,788)
                                           ---------------     ---------------     ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                     (196,942)            (64,461)            892,664            (166,416)
                                           ---------------     ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies      2,070,400           1,560,373                   -                   -
   Investments                                    688,459             670,642             (62,949)            (42,635)
Net change in unrealized appreciation
   (depreciation) on investments               (1,248,059)          1,994,760             476,123             504,127
                                           ---------------     ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN                1,510,800           4,225,775             413,174             461,492
                                           ---------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                            $ 1,313,858         $ 4,161,314         $ 1,305,838           $ 295,076
---------------------------------------    ===============     ===============     ===============     ===============


                                             JNL/Western
                                           U.S. Government
                                              & Quality
                                           Bond Portfolio
                                           ---------------
INVESTMENT INCOME
   Dividends                                          $ -
                                           ---------------

EXPENSES
   Insurance charges (Note 3)                     150,486
                                           ---------------
TOTAL EXPENSES                                    150,486
                                           ---------------
NET INVESTMENT INCOME (LOSS)                     (150,486)
                                           ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -
   Investments                                   (122,342)
Net change in unrealized appreciation
   (depreciation) on investments                  413,303
                                           ---------------
NET REALIZED AND UNREALIZED GAIN                  290,961
                                           ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $ 140,475
---------------------------------------    ===============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Changes in Net Assets
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/AIM             JNL/AIM             JNL/AIM            JNL/Alger
                                                Large Cap         Real Estate           Small Cap            Growth
                                             Growth Portfolio      Portfolio         Growth Portfolio      Portfolio
                                             ---------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                   $ (99,280)           $ (5,056)          $ (70,143)         $ (102,742)
   Net realized gain (loss) on investments          177,764             102,874             558,450              83,944
   Net change in unrealized appreciation
      (depreciation) on investments                 223,885             933,548             (84,559)            231,382
                                             ---------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  302,369           1,031,366             403,748             212,584
                                             ---------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     1,668,002           3,081,617             566,552             537,111
   Surrenders and terminations                     (488,791)           (180,403)           (381,197)         (1,144,948)
   Transfers between portfolios                     (89,701)          2,529,080             (63,019)           (539,622)
   Net annuitization transactions                         -                   -                   -                   -
   Policyholder charges (Note 3)                    (22,463)               (382)            (26,593)            (52,543)
                                             ---------------     ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          1,067,047           5,429,912              95,743          (1,200,002)
                                             ---------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS             1,369,416           6,461,278             499,491            (987,418)

NET ASSETS BEGINNING OF PERIOD                    4,672,349           1,178,857           3,487,513           7,244,750
                                             ---------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                        $ 6,041,765         $ 7,640,135         $ 3,987,004         $ 6,257,332
----------------------------------------     ===============     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005              409,313             102,089             282,592             618,313

      Units Issued                                  208,030             436,571             128,414              55,508
      Units Redeemed                               (120,807)            (44,943)           (124,352)           (191,455)
                                             ---------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006              496,536             493,717             286,654             482,366
                                             ===============     ===============     ===============     ===============



                                                JNL/Eagle           JNL/Eagle            JNL/FMR             JNL/FMR
                                               Core Equity          SmallCap            Balanced         Mid-Cap Equity
                                                Portfolio        Equity Portfolio       Portfolio           Portfolio
                                             ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                    $ (78,661)          $ (77,860)          $ (82,180)          $ (85,262)
   Net realized gain (loss) on investments            93,669             749,899             527,499            (374,502)
   Net change in unrealized appreciation
      (depreciation) on investments                  432,582              92,195             328,973           1,015,628
                                             ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   447,590             764,234             774,292             555,864
                                             ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        223,615             778,004             863,910             537,654
   Surrenders and terminations                      (517,446)           (475,236)           (688,768)           (862,522)
   Transfers between portfolios                      (67,559)            (57,800)            646,687            (176,583)
   Net annuitization transactions                          -                   -                   -                   -
   Policyholder charges (Note 3)                     (18,130)            (29,731)            (26,589)            (40,821)
                                             ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (379,520)            215,237             795,240            (542,272)
                                             ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                 68,070             979,471           1,569,532              13,592

NET ASSETS BEGINNING OF PERIOD                     4,511,844           4,321,887           8,698,684           5,603,831
                                             ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                         $ 4,579,914         $ 5,301,358        $ 10,268,216         $ 5,617,423
----------------------------------------     ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005               348,338             275,038             789,803             505,535

      Units Issued                                    23,557              84,108             254,442              49,788
      Units Redeemed                                 (57,560)            (86,384)           (185,326)           (126,230)
                                             ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006               314,335             272,762             858,919             429,093
                                             ================    ================    ================    ================

                                              JNL/Franklin        JNL/Franklin
                                                Templeton           Templeton
                                                 Income             Small Cap
                                              Portfolio (a)      Value Portfolio
                                             ----------------    ----------------
OPERATIONS
   Net investment income (loss)                     $ 92,226            $ (4,947)
   Net realized gain (loss) on investments            48,922              14,873
   Net change in unrealized appreciation
      (depreciation) on investments                  129,780             139,421
                                             ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   270,928             149,347
                                             ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      2,334,959             832,583
   Surrenders and terminations                      (925,874)           (118,539)
   Transfers between portfolios                    3,570,997             524,077
   Net annuitization transactions                          -                   -
   Policyholder charges (Note 3)                           -                (353)
                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           4,980,082           1,237,768
                                             ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS              5,251,010           1,387,115

NET ASSETS BEGINNING OF PERIOD                             -             522,202
                                             ----------------    ----------------

NET ASSETS END OF PERIOD                         $ 5,251,010         $ 1,909,317
----------------------------------------     ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                     -              48,127

      Units Issued                                   615,787             140,223
      Units Redeemed                                (131,603)            (36,000)
                                             ----------------    ----------------

Units Outstanding at December 31, 2006               484,184             152,350
                                             ================    ================


(A)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                           JNL/Goldman
                                                      JNL/Goldman          Sachs Short          JNL/JPMorgan         JNL/JPMorgan
                                                     Sachs Mid Cap        Duration Bond        International         International
                                                    Value Portfolio       Portfolio (a)       Equity Portfolio      Value Portfolio
                                                    -----------------    -----------------    -----------------     ----------------
OPERATIONS
   Net investment income (loss)                              $ 8,611             $ (9,138)            $ 10,459             $ 98,819
   Net realized gain (loss) on investments                     9,931                2,069              320,487              662,466
   Net change in unrealized appreciation
      (depreciation) on investments                          134,053               24,254              708,496            1,940,799
                                                    -----------------    -----------------    -----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           152,595               17,185            1,039,442            2,702,084
                                                    -----------------    -----------------    -----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                984,964              931,822            2,745,743            5,483,054
   Surrenders and terminations                               (26,337)             (11,397)            (618,132)            (660,780)
   Transfers between portfolios                              240,871              505,207            1,323,523            3,809,225
   Net annuitization transactions                                  -                    -                    -                    -
   Policyholder charges (Note 3)                                  (5)                   -              (23,991)             (11,711)
                                                    -----------------    -----------------    -----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   1,199,493            1,425,632            3,427,143            8,619,788
                                                    -----------------    -----------------    -----------------     ----------------

NET INCREASE (DECREASE) IN NET ASSETS                      1,352,088            1,442,817            4,466,585           11,321,872

NET ASSETS BEGINNING OF PERIOD                               443,454                    -            3,690,140            5,673,494
                                                    -----------------    -----------------    -----------------     ----------------

NET ASSETS END OF PERIOD                                 $ 1,795,542          $ 1,442,817          $ 8,156,725         $ 16,995,366
-----------------------------------------------     =================    =================    =================     ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                        39,630                    -              308,028              446,654

      Units Issued                                           123,556              158,207              336,016              763,600
      Units Redeemed                                         (22,284)             (16,562)            (124,623)            (154,226)
                                                    -----------------    -----------------    -----------------     ----------------

Units Outstanding at December 31, 2006                       140,902              141,645              519,421            1,056,028
                                                    =================    =================    =================     ================



                                                              JNL/                    JNL/                  JNL/
                                                         Lazard Emerging         Lazard Mid Cap       Lazard Small Cap
                                                         Markets Portfolio (a)   Value Portfolio      Value Portfolio
                                                         ----------------        ----------------     -----------------
OPERATIONS
   Net investment income (loss)                                 $ (8,917)              $ 110,700             $ 607,596
   Net realized gain (loss) on investments                         3,639                 690,803               679,583
   Net change in unrealized appreciation
      (depreciation) on investments                              231,479                 333,122              (380,313)
                                                         ----------------        ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               226,201               1,134,625               906,866
                                                         ----------------        ----------------     -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                    862,237               1,877,667             1,690,150
   Surrenders and terminations                                   (29,280)               (706,371)             (500,310)
   Transfers between portfolios                                  441,737                (457,441)             (529,658)
   Net annuitization transactions                                      -                       -                     -
   Policyholder charges (Note 3)                                       -                 (25,689)              (17,523)
                                                         ----------------        ----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       1,274,694                 688,166               642,659
                                                         ----------------        ----------------     -----------------

NET INCREASE (DECREASE) IN NET ASSETS                          1,500,895               1,822,791             1,549,525

NET ASSETS BEGINNING OF PERIOD                                         -               8,755,397             5,876,009
                                                         ----------------        ----------------     -----------------

NET ASSETS END OF PERIOD                                     $ 1,500,895            $ 10,578,188           $ 7,425,534
----------------------------------------------------     ================        ================     =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                                 -                 508,032               407,726

      Units Issued                                               149,032                 156,340               134,919
      Units Redeemed                                             (10,913)               (123,377)              (94,641)
                                                         ----------------        ----------------     -----------------

Units Outstanding at December 31, 2006                           138,119                 540,995               448,004
                                                         ================        ================     =================


                                                             JNL/MCM              JNL/MCM              JNL/MCM
                                                                25                   25               Bond Index
                                                          Portfolio (a)       Portfolio NY (b)        Portfolio
                                                         -----------------    -----------------    -----------------
OPERATIONS
   Net investment income (loss)                                $ (307,577)          $ (143,458)            $ 78,938
   Net realized gain (loss) on investments                         41,774            3,377,327               (4,687)
   Net change in unrealized appreciation
      (depreciation) on investments                             1,336,098           (2,004,150)             178,503
                                                         -----------------    -----------------    -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              1,070,295            1,229,719              252,754
                                                         -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                   2,741,872            2,309,761            4,696,939
   Surrenders and terminations                                   (925,521)            (313,251)            (275,526)
   Transfers between portfolios                                22,239,839          (24,802,351)             909,374
   Net annuitization transactions                                       -                    -                    -
   Policyholder charges (Note 3)                                        -              (48,407)             (33,217)
                                                         -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       24,056,190          (22,854,248)           5,297,570
                                                         -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                          25,126,485          (21,624,529)           5,550,324

NET ASSETS BEGINNING OF PERIOD                                          -           21,624,529            9,541,804
                                                         -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                                     $ 25,126,485                  $ -         $ 15,092,128
----------------------------------------------------     =================    =================    =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                                  -            1,430,628              874,862

      Units Issued                                              2,354,812              228,882              590,162
      Units Redeemed                                             (301,469)          (1,659,510)            (110,283)
                                                         -----------------    -----------------    -----------------

Units Outstanding at December 31, 2006                          2,053,343                    -            1,354,741
                                                         =================    =================    =================


(A)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

(B)  PERIOD FROM JANUARY 1, 2006 THROUGH APRIL 30, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                  JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                               Communications     Consumer Brands         Dow SM           Dow Dividend
                                               Sector Portfolio   Sector Portfolio     10 Portfolio        Portfolio (a)
                                               ---------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                      $ 10,635            $ (6,515)         $ (390,829)         $ (170,440)
   Net realized gain on investments                    54,999              16,606           1,029,156             375,210
   Net change in unrealized appreciation
      on investments                                  298,113              63,018           4,468,911           1,646,132
                                               ---------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    363,747              73,109           5,107,238           1,850,902
                                               ---------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         421,581             249,919           5,358,109           7,137,701
   Surrenders and terminations                        (35,877)            (11,509)           (915,659)           (199,249)
   Transfers between portfolios                     1,123,726            (198,233)         (4,631,775)          7,006,453
   Net annuitization transactions                           -                   -                   -                   -
   Policyholder charges (Note 3)                         (961)             (1,120)            (63,164)                  -
                                               ---------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            1,508,469              39,057            (252,489)         13,944,905
                                               ---------------    ----------------    ----------------    ----------------

NET INCREASE IN NET ASSETS                          1,872,216             112,166           4,854,749          15,795,807

NET ASSETS BEGINNING OF PERIOD                        477,441             625,268          21,024,094                   -
                                               ---------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                          $ 2,349,657           $ 737,434        $ 25,878,843        $ 15,795,807
---------------------------------------------  ===============    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 97,384              61,413           1,632,509                   -

      Units Issued                                    331,871              47,877             666,511           1,774,816
      Units Redeemed                                  (69,209)            (45,349)           (721,705)           (436,820)
                                               ---------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                360,046              63,941           1,577,315           1,337,996
                                               ===============    ================    ================    ================


                                                   JNL/MCM
                                                  Enhanced             JNL/MCM             JNL/MCM             JNL/MCM
                                                S&P 500 Stock         Financial            Global            Healthcare
                                               Index Portfolio     Sector Portfolio     15 Portfolio       Sector Portfolio
                                               ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                      $ 172,172            $ (7,328)         $ (522,711)          $ (67,577)
   Net realized gain on investments                    176,447              58,870           1,929,431             229,751
   Net change in unrealized appreciation
      on investments                                   140,943             165,396           7,622,976              52,481
                                               ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     489,562             216,938           9,029,696             214,655
                                               ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          216,542             539,967           8,158,149           1,609,060
   Surrenders and terminations                        (251,289)            (31,356)         (1,394,256)           (152,102)
   Transfers between portfolios                         (5,401)            304,522           2,422,139          (1,094,168)
   Net annuitization transactions                            -                   -                   -                   -
   Policyholder charges (Note 3)                        (7,331)               (303)            (41,789)             (2,578)
                                               ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (47,479)            812,830           9,144,243             360,212
                                               ----------------    ----------------    ----------------    ----------------

NET INCREASE IN NET ASSETS                             442,083           1,029,768          18,173,939             574,867

NET ASSETS BEGINNING OF PERIOD                       3,416,380             944,705          20,182,095           4,423,784
                                               ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                           $ 3,858,463         $ 1,974,473        $ 38,356,034         $ 4,998,651
---------------------------------------------  ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 392,366              77,952           1,214,589             401,265

      Units Issued                                      55,623              93,229             859,828             230,426
      Units Redeemed                                   (54,725)            (32,353)           (397,423)           (198,264)
                                               ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                 393,264             138,828           1,676,994             433,427
                                               ================    ================    ================    ================

                                                  JNL/MCM             JNL/MCM
                                               International          JNL (5)
                                               Index PORTFOLIO       Portfolio
                                               ---------------     ---------------
OPERATIONS
   Net investment income (loss)                     $ 370,049        $ (1,600,846)
   Net realized gain on investments                   571,683           1,724,039
   Net change in unrealized appreciation
      on investments                                4,063,261          19,834,066
                                               ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  5,004,993          19,957,259
                                               ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                       7,528,239         114,073,089
   Surrenders and terminations                     (1,055,185)         (3,396,872)
   Transfers between portfolios                     2,276,035          11,466,591
   Net annuitization transactions                           -                   -
   Policyholder charges (Note 3)                      (42,912)            (93,651)
                                               ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            8,706,177         122,049,157
                                               ---------------     ---------------

NET INCREASE IN NET ASSETS                         13,711,170         142,006,416

NET ASSETS BEGINNING OF PERIOD                     16,988,988          61,447,960
                                               ---------------     ---------------

NET ASSETS END OF PERIOD                         $ 30,700,158       $ 203,454,376
---------------------------------------------  ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005              1,127,372           5,192,762

      Units Issued                                    735,191          10,504,762
      Units Redeemed                                 (212,384)           (998,345)
                                               ---------------     ---------------

Units Outstanding at December 31, 2006              1,650,179          14,699,179
                                               ===============     ===============


(A)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                    JNL/MCM               JNL/MCM                JNL/MCM               JNL/MCM
                                                 JNL Optimized            Nasdaq(R)             Oil & Gas               S&P(R)
                                                5 Portfolio (a)        15 Portfolio         Sector Portfolio        10 Portfolio
                                               ------------------    ------------------     ------------------    ------------------
OPERATIONS
   Net investment (loss)                               $ (10,850)            $ (40,392)             $ (76,644)           $ (507,294)
   Net realized gain (loss) on investments                87,523                17,556                976,171             2,913,796
   Net change in unrealized appreciation
      (depreciation) on investments                      373,185               146,782                509,130            (1,813,362)
                                               ------------------    ------------------     ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       449,858               123,946              1,408,657               593,140
                                               ------------------    ------------------     ------------------    ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          4,126,789             1,107,247              5,239,353             7,247,563
   Surrenders and terminations                           (35,922)              (73,314)            (1,174,771)           (1,501,855)
   Transfers between portfolios                          143,234               104,648              4,651,363            (4,326,275)
   Net annuitization transactions                              -                     -                      -                     -
   Policyholder charges (Note 3)                               -                (1,856)               (15,746)              (54,866)
                                               ------------------    ------------------     ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               4,234,101             1,136,725              8,700,199             1,364,567
                                               ------------------    ------------------     ------------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  4,683,959             1,260,671             10,108,856             1,957,707

NET ASSETS BEGINNING OF PERIOD                                 -             1,522,872              5,399,728            25,761,113
                                               ------------------    ------------------     ------------------    ------------------

NET ASSETS END OF PERIOD                             $ 4,683,959           $ 2,783,543           $ 15,508,584          $ 27,718,820
--------------------------------------------   ==================    ==================     ==================    ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                         -               144,883                244,050             1,476,691

      Units Issued                                       528,292               155,425                534,582               595,491
      Units Redeemed                                     (90,867)              (42,822)              (190,259)             (528,293)
                                               ------------------    ------------------     ------------------    ------------------

Units Outstanding at December 31, 2006                   437,425               257,486                588,373             1,543,889
                                               ==================    ==================     ==================    ==================



                                                    JNL/MCM               JNL/MCM                JNL/MCM               JNL/MCM
                                                      S&P             S&P 400 MidCap             S&P 500          Select Small-Cap
                                               24 Portfolio (a)       Index Portfolio        Index Portfolio      Cap Portfolio (a)
                                               ------------------    ------------------     ------------------    ------------------
OPERATIONS
   Net investment (loss)                               $ (10,372)            $ (87,617)             $ (62,656)           $ (251,464)
   Net realized gain (loss) on investments                    61             1,224,836                581,303              (127,330)
   Net change in unrealized appreciation
      (depreciation) on investments                       45,920               554,985              3,542,144               239,601
                                               ------------------    ------------------     ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        35,609             1,692,204              4,060,791              (139,193)
                                               ------------------    ------------------     ------------------    ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            287,763             5,661,246              8,151,754             2,885,313
   Surrenders and terminations                            (2,837)             (999,426)            (1,443,191)             (534,248)
   Transfers between portfolios                        1,083,753               654,226                990,812            19,476,234
   Net annuitization transactions                              -                     -                      -                     -
   Policyholder charges (Note 3)                               -               (51,047)               (95,852)                    -
                                               ------------------    ------------------     ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               1,368,679             5,264,999              7,603,523            21,827,299
                                               ------------------    ------------------     ------------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  1,404,288             6,957,203             11,664,314            21,688,106

NET ASSETS BEGINNING OF PERIOD                                 -            19,396,925             26,373,741                     -
                                               ------------------    ------------------     ------------------    ------------------

NET ASSETS END OF PERIOD                             $ 1,404,288          $ 26,354,128           $ 38,038,055          $ 21,688,106
--------------------------------------------   ==================    ==================     ==================    ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                         -             1,376,481              2,435,726                     -

      Units Issued                                       137,739               569,137              1,008,861             1,184,059
      Units Redeemed                                        (283)             (210,980)              (326,627)             (115,628)
                                               ------------------    ------------------     ------------------    ------------------

Units Outstanding at December 31, 2006                   137,456             1,734,638              3,117,960             1,068,431
                                               ==================    ==================     ==================    ==================


                                                         JNL/MCM               JNL/MCM
                                                    Select Small-Cap          Small Cap
                                                    Cap Portfolio NY (b)   Index Portfolio
                                                    ------------------    ------------------
OPERATIONS
   Net investment (loss)                                   $ (116,473)            $ (21,699)
   Net realized gain (loss) on investments                  4,658,702             1,614,225
   Net change in unrealized appreciation
      (depreciation) on investments                        (2,947,534)            1,290,106
                                                    ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          1,594,695             2,882,632
                                                    ------------------    ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               1,982,372             4,907,957
   Surrenders and terminations                               (331,753)             (902,810)
   Transfers between portfolios                           (20,098,165)            1,227,724
   Net annuitization transactions                                   -                     -
   Policyholder charges (Note 3)                              (24,228)              (66,270)
                                                    ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (18,471,774)            5,166,601
                                                    ------------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     (16,877,079)            8,049,233

NET ASSETS BEGINNING OF PERIOD                             16,877,079            16,351,971
                                                    ------------------    ------------------

NET ASSETS END OF PERIOD                                          $ -          $ 24,401,204
--------------------------------------------        ==================    ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                        917,241             1,208,149

      Units Issued                                            164,528               522,637
      Units Redeemed                                       (1,081,769)             (169,468)
                                                    ------------------    ------------------

Units Outstanding at December 31, 2006                              -             1,561,318
                                                    ==================    ==================


(A)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.
(B)  PERIOD FROM JANUARY 1, 2006 THROUGH APRIL 30, 2006

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                     JNL/MCM             JNL/MCM             JNL/MCM         JNL/Oppenheimer
                                                    Technology         Value Line(R)             VIP            Global Growth
                                                  Sector Portfolio     25 Portfolio         Portfolio           Portfolio
                                                  ---------------     ---------------     ---------------    ----------------
OPERATIONS
   Net investment income (loss)                        $ (39,933)         $ (889,197)         $ (130,060)         $ (134,715)
   Net realized gain (loss) on investments                29,303           1,627,680             158,352             897,379
   Net change in unrealized appreciation
      (depreciation) on investments                      189,597          (2,305,218)          1,216,960             779,357
                                                  ---------------     ---------------     ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       178,967          (1,566,735)          1,245,252           1,542,021
                                                  ---------------     ---------------     ---------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            703,507          23,688,952           7,552,806           3,525,889
   Surrenders and terminations                           (64,902)         (1,793,807)           (389,388)           (713,897)
   Transfers between portfolios                          524,621          (1,842,680)           (800,975)            575,870
   Net annuitization transactions                              -                   -                   -                   -
   Policyholder charges (Note 3)                          (1,122)            (60,382)             (6,674)            (45,557)
                                                  ---------------     ---------------     ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               1,162,104          19,992,083           6,355,769           3,342,305
                                                  ---------------     ---------------     ---------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                  1,341,071          18,425,348           7,601,021           4,884,326

NET ASSETS BEGINNING OF PERIOD                         1,492,987          37,395,515           6,588,978           8,279,922
                                                  ---------------     ---------------     ---------------    ----------------

NET ASSETS END OF PERIOD                             $ 2,834,058        $ 55,820,863        $ 14,189,999        $ 13,164,248
-------------------------------------------       ===============     ===============     ===============    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   259,200           2,415,053             553,376             666,780

      Units Issued                                       264,777           2,173,251             705,515             410,572
      Units Redeemed                                     (66,825)           (864,223)           (179,834)           (155,303)
                                                  ---------------     ---------------     ---------------    ----------------

Units Outstanding at December 31, 2006                   457,152           3,724,081           1,079,057             922,049
                                                  ===============     ===============     ===============    ================



                                                  JNL/Oppenheimer        JNL/PIMCO          JNL/Putnam          JNL/Putnam
                                                      Growth          Total Return            Equity          Midcap Growth
                                                     Portfolio        Bond Portfolio         Portfolio           Portfolio
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                         $ (37,199)          $ 571,152           $ (33,792)          $ (41,140)
   Net realized gain (loss) on investments                 36,872             (99,762)              2,208             103,439
   Net change in unrealized appreciation
      (depreciation) on investments                        52,026             (39,861)            360,784               8,485
                                                  ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         51,699             431,529             329,200              70,784
                                                  ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             327,242           7,327,119             225,874             322,026
   Surrenders and terminations                           (137,567)         (1,755,300)           (816,721)           (173,226)
   Transfers between portfolios                            80,970            (420,295)            (63,305)             13,853
   Net annuitization transactions                               -                   -                   -                   -
   Policyholder charges (Note 3)                           (8,449)            (80,587)            (17,263)            (12,967)
                                                  ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  262,196           5,070,937            (671,415)            149,686
                                                  ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     313,895           5,502,466            (342,215)            220,470

NET ASSETS BEGINNING OF PERIOD                          1,853,303          23,625,529           3,136,607           2,160,613
                                                  ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                              $ 2,167,198        $ 29,127,995         $ 2,794,392         $ 2,381,083
-------------------------------------------       ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                    213,382           1,800,473             314,516             253,951

      Units Issued                                         78,329             996,915              23,398              72,879
      Units Redeemed                                      (49,507)           (638,987)           (107,710)            (56,287)
                                                  ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                    242,204           2,158,401             230,204             270,543
                                                  ================    ================    ================    ================


                                                                         JNL/S&P
                                                    JNL/Putnam           Managed
                                                     Value Equity         Aggressive
                                                     Portfolio        Growth Portfolio
                                                  ----------------    ---------------
OPERATIONS
   Net investment income (loss)                         $ (97,326)        $ (831,848)
   Net realized gain (loss) on investments                226,033          6,316,724
   Net change in unrealized appreciation
      (depreciation) on investments                       531,849          2,495,576
                                                  ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        660,556          7,980,452
                                                  ----------------    ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             140,729          6,966,220
   Surrenders and terminations                         (1,092,547)        (6,995,589)
   Transfers between portfolios                          (132,795)        (5,596,858)
   Net annuitization transactions                               -                  -
   Policyholder charges (Note 3)                          (39,699)          (282,994)
                                                  ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (1,124,312)        (5,909,221)
                                                  ----------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS                    (463,756)         2,071,231

NET ASSETS BEGINNING OF PERIOD                          6,591,222         63,955,589
                                                  ----------------    ---------------

NET ASSETS END OF PERIOD                              $ 6,127,466       $ 66,026,820
-------------------------------------------       ================    ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                    578,171          5,165,867

      Units Issued                                         22,404            673,224
      Units Redeemed                                     (135,043)        (1,190,417)
                                                  ----------------    ---------------

Units Outstanding at December 31, 2006                    465,532          4,648,674
                                                  ================    ===============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                   JNL/S&P                                     JNL/S&P                JNL/S&P
                                                   Managed               JNL/S&P               Managed                Managed
                                                Conservative             Managed               Moderate               Moderate
                                                  Portfolio          Growth Portfolio         Portfolio           Growth Portfolio
                                               ----------------      -----------------     -----------------      -----------------
OPERATIONS
   Net investment income (loss)                       $ 14,519             $ (574,976)             $ 25,529             $ (317,876)
   Net realized gain (loss) on investments             139,983              5,538,192               428,790              3,854,939
   Net change in unrealized appreciation
      on investments                                   327,951              4,855,895             1,404,696              4,363,526
                                               ----------------      -----------------     -----------------      -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     482,453              9,819,111             1,859,015              7,900,589
                                               ----------------      -----------------     -----------------      -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        3,620,437             18,588,149            10,360,907             22,904,794
   Surrenders and terminations                        (332,398)            (6,049,462)           (1,011,850)            (5,209,728)
   Transfers between portfolios                       (144,033)            (1,265,112)              348,341              2,799,706
   Net annuitization transactions                            -                      -                     -                (95,753)
   Policyholder charges (Note 3)                        (5,871)              (231,854)              (15,296)              (112,378)
                                               ----------------      -----------------     -----------------      -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             3,138,135             11,041,721             9,682,102             20,286,641
                                               ----------------      -----------------     -----------------      -----------------

NET INCREASE IN NET ASSETS                           3,620,588             20,860,832            11,541,117             28,187,230

NET ASSETS BEGINNING OF PERIOD                       6,204,627             73,034,155            16,237,721             64,507,428
                                               ----------------      -----------------     -----------------      -----------------

NET ASSETS END OF PERIOD                           $ 9,825,215           $ 93,894,987          $ 27,778,838           $ 92,694,658
--------------------------------------------   ================      =================     =================      =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 591,838              5,714,755             1,506,225              5,166,600

      Units Issued                                     514,775              1,596,197             1,151,093              2,288,518
      Units Redeemed                                  (222,701)              (829,842)             (282,712)              (780,567)
                                               ----------------      -----------------     -----------------      -----------------

Units Outstanding at December 31, 2006                 883,912              6,481,110             2,374,606              6,674,551
                                               ================      =================     =================      =================


                                                       JNL/S&P                 JNL/S&P               JNL/S&P
                                                      Retirement              Retirement            Retirement
                                                   2015 Portfolio (a)      2020 Portfolio (a)    2025 Portfolio (a)
                                                   -----------------       -----------------     -----------------
OPERATIONS
   Net investment income (loss)                            $ (2,062)               $ (1,400)               $ (600)
   Net realized gain (loss) on investments                   (3,234)                    157                   270
   Net change in unrealized appreciation
      on investments                                         15,357                  17,805                 5,323
                                                   -----------------       -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           10,061                  16,562                 4,993
                                                   -----------------       -----------------     -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               268,824                 238,190                76,759
   Surrenders and terminations                                 (143)                 (2,551)               (4,215)
   Transfers between portfolios                              55,359                    (140)                4,327
   Net annuitization transactions                                 -                       -                     -
   Policyholder charges (Note 3)                                  -                       -                     -
                                                   -----------------       -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    324,040                 235,499                76,871
                                                   -----------------       -----------------     -----------------

NET INCREASE IN NET ASSETS                                  334,101                 252,061                81,864

NET ASSETS BEGINNING OF PERIOD                                    -                       -                     -
                                                   -----------------       -----------------     -----------------

NET ASSETS END OF PERIOD                                  $ 334,101               $ 252,061              $ 81,864
--------------------------------------------       =================       =================     =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                            -                       -                     -

      Units Issued                                           42,231                  23,446                 7,964
      Units Redeemed                                        (11,342)                   (412)                 (535)
                                                   -----------------       -----------------     -----------------

Units Outstanding at December 31, 2006                       30,889                  23,034                 7,429
                                                   =================       =================     =================


                                                       JNL/S&P              JNL/Select             JNL/Select
                                                      Retirement             Balanced            Global Growth
                                                   Income Portfolio (a)     Portfolio              Portfolio
                                                   -----------------     -----------------      -----------------
OPERATIONS
   Net investment income (loss)                            $ (9,460)            $ 119,419              $ (44,745)
   Net realized gain (loss) on investments                    3,217               399,301               (254,603)
   Net change in unrealized appreciation
      on investments                                         59,011               871,085                696,115
                                                   -----------------     -----------------      -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           52,768             1,389,805                396,767
                                                   -----------------     -----------------      -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             1,153,509             1,844,393                431,976
   Surrenders and terminations                               (9,241)           (1,807,816)              (642,543)
   Transfers between portfolios                             362,935              (127,906)               (85,611)
   Net annuitization transactions                                 -                     -                      -
   Policyholder charges (Note 3)                                  -               (66,396)               (26,050)
                                                   -----------------     -----------------      -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  1,507,203              (157,725)              (322,228)
                                                   -----------------     -----------------      -----------------

NET INCREASE IN NET ASSETS                                1,559,971             1,232,080                 74,539

NET ASSETS BEGINNING OF PERIOD                                    -            11,919,967              3,601,108
                                                   -----------------     -----------------      -----------------

NET ASSETS END OF PERIOD                                $ 1,559,971          $ 13,152,047            $ 3,675,647
--------------------------------------------       =================     =================      =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                            -               658,722                325,631

      Units Issued                                          159,911               183,394                 36,995
      Units Redeemed                                        (12,504)             (228,139)               (89,399)
                                                   -----------------     -----------------      -----------------

Units Outstanding at December 31, 2006                      147,407               613,977                273,227
                                                   =================     =================      =================


(A)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                                                JNL/T. Rowe
                                                    JNL/Select          JNL/Select             JNL/               Price
                                                    Large Cap          Money Market        Select Value        Established
                                                  Growth Portfolio      Portfolio           Portfolio         Growth Portfolio
                                                  ---------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                       $ (116,652)          $ 399,191            $ 70,579          $ (234,011)
   Net realized gain (loss) on investments              (240,581)                  9             391,061             582,695
   Net change in unrealized appreciation
      (depreciation) on investments                      570,995                  (8)            509,608           2,198,661
                                                  ---------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       213,762             399,192             971,248           2,547,345
                                                  ---------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          1,201,226          10,777,494           1,658,928           5,134,405
   Surrenders and terminations                        (1,100,306)         (4,795,770)           (504,607)         (1,560,300)
   Transfers between portfolios                         (120,664)        (14,740,545)          1,296,089            (320,528)
   Net annuitization transactions                              -                   -                   -                   -
   Policyholder charges (Note 3)                         (59,609)            (78,612)            (39,909)            (59,923)
                                                  ---------------     ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (79,353)         (8,837,433)          2,410,501           3,193,654
                                                  ---------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                    134,409          (8,438,241)          3,381,749           5,740,999

NET ASSETS BEGINNING OF PERIOD                         7,391,698          23,951,124           4,249,393          18,904,129
                                                  ---------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                             $ 7,526,107        $ 15,512,883         $ 7,631,142        $ 24,645,128
------------------------------------------------  ===============     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   622,928           2,129,145             246,236           1,005,858

      Units Issued                                        79,058           2,423,602             185,230             214,336
      Units Redeemed                                    (173,904)         (3,244,080)            (59,842)           (160,416)
                                                  ---------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                   528,082           1,308,667             371,624           1,059,778
                                                  ===============     ===============     ===============     ===============


                                                    JNL/T. Rowe
                                                  Price Mid-Cap        JNL/T. Rowe         JNL/Western         JNL/Western
                                                      Growth           Price Value         High Yield        Strategic Bond
                                                    Portfolio           Portfolio        Bond Portfolio         Portfolio
                                                  ---------------     ---------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                       $ (196,942)          $ (64,461)          $ 892,664          $ (166,416)
   Net realized gain (loss) on investments             2,758,859           2,231,015             (62,949)            (42,635)
   Net change in unrealized appreciation
      (depreciation) on investments                   (1,248,059)          1,994,760             476,123             504,127
                                                  ---------------     ---------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1,313,858           4,161,314           1,305,838             295,076
                                                  ---------------     ---------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          6,265,983           5,726,228           4,957,108           3,608,257
   Surrenders and terminations                        (2,037,115)         (1,523,377)         (1,638,015)           (946,950)
   Transfers between portfolios                       (1,350,353)           (950,785)          1,297,830            (584,905)
   Net annuitization transactions                              -                   -                   -                   -
   Policyholder charges (Note 3)                        (102,787)            (87,643)            (45,102)            (79,507)
                                                  ---------------     ---------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               2,775,728           3,164,423           4,571,821           1,996,895
                                                  ---------------     ---------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                  4,089,586           7,325,737           5,877,659           2,291,971

NET ASSETS BEGINNING OF PERIOD                        23,757,428          21,334,428          12,201,125           8,474,769
                                                  ---------------     ---------------    ----------------    ----------------

NET ASSETS END OF PERIOD                            $ 27,847,014        $ 28,660,165        $ 18,078,784        $ 10,766,740
------------------------------------------------  ===============     ===============    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   874,981           1,593,460           1,039,865             517,693

      Units Issued                                       227,465             482,613             749,111             229,728
      Units Redeemed                                    (209,445)           (272,079)           (409,973)           (134,592)
                                                  ---------------     ---------------    ----------------    ----------------

Units Outstanding at December 31, 2006                   893,001           1,803,994           1,379,003             612,829
                                                  ===============     ===============    ================    ================


                                                    JNL/Western
                                                  U.S. Government
                                                     & Quality
                                                  Bond Portfolio
                                                  ----------------
OPERATIONS
   Net investment income (loss)                        $ (150,486)
   Net realized gain (loss) on investments               (122,342)
   Net change in unrealized appreciation
      (depreciation) on investments                       413,303
                                                  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        140,475
                                                  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           1,471,831
   Surrenders and terminations                         (1,518,957)
   Transfers between portfolios                           (30,253)
   Net annuitization transactions                               -
   Policyholder charges (Note 3)                          (33,752)
                                                  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (111,131)
                                                  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                      29,344

NET ASSETS BEGINNING OF PERIOD                          8,561,677
                                                  ----------------

NET ASSETS END OF PERIOD                              $ 8,591,021
------------------------------------------------  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                    640,155

      Units Issued                                        224,305
      Units Redeemed                                     (249,487)
                                                  ----------------

Units Outstanding at December 31, 2006                    614,973
                                                  ================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Changes in Net Assets
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                        JNL/AIM              JNL/AIM              JNL/AIM             JNL/Alger
                                                        Large Cap          Real Estate            Small Cap             Growth
                                                    Growth Portfolio      Portfolio (a)       Growth Portfolio        Portfolio
                                                    -----------------    -----------------    -----------------    -----------------
OPERATIONS
   Net investment loss                                     $ (68,025)            $ (6,971)           $ (59,269)           $ (94,080)
   Net realized gain (loss) on investments                    72,864                2,403              173,954             (162,818)
   Net change in unrealized appreciation
      (depreciation) on investments                          234,914               69,056               99,406              952,598
                                                    -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           239,753               64,488              214,091              695,700
                                                    -----------------    -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              1,396,589              882,334              414,840              927,892
   Surrenders and terminations                              (361,027)              (7,121)            (477,422)            (938,450)
   Transfers between portfolios                               38,359              239,283             (381,760)            (135,805)
   Net annuitization transactions                                  -                    -                    -                    -
   Policyholder charges (Note 3)                              (7,488)                (127)              (8,864)             (17,514)
                                                    -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   1,066,433            1,114,369             (453,206)            (163,877)
                                                    -----------------    -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      1,306,186            1,178,857             (239,115)             531,823

NET ASSETS BEGINNING OF PERIOD                             3,366,163                    -            3,726,628            6,712,927
                                                    -----------------    -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                                 $ 4,672,349          $ 1,178,857          $ 3,487,513          $ 7,244,750
------------------------------------------------    =================    =================    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       312,417                    -              323,688              660,597

      Units Issued                                           195,973              123,759              125,385              163,329
      Units Redeemed                                         (99,077)             (21,670)            (166,481)            (205,613)
                                                    -----------------    -----------------    -----------------    -----------------

Units Outstanding at December 31, 2005                       409,313              102,089              282,592              618,313
                                                    =================    =================    =================    =================


                                                      JNL/Alliance          JNL/Eagle            JNL/Eagle             JNL/FMR
                                                        Capital             Core Equity           SmallCap             Balanced
                                                    Growth Portfolio (b)    Portfolio         Equity Portfolio        Portfolio
                                                    -----------------    -----------------    -----------------    -----------------
OPERATIONS
   Net investment loss                                      $ (9,005)           $ (36,089)           $ (71,396)          $ (136,540)
   Net realized gain (loss) on investments                   (11,077)              77,034              366,312              210,838
   Net change in unrealized appreciation
      (depreciation) on investments                         (137,108)              40,203             (279,886)             605,208
                                                    -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (157,190)              81,148               15,030              679,506
                                                    -----------------    -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                 12,926              486,023              711,897            1,768,545
   Surrenders and terminations                               (64,912)            (336,178)            (440,455)            (617,973)
   Transfers between portfolios                           (1,712,102)             (83,872)          (1,079,788)             193,450
   Net annuitization transactions                                  -                    -                    -                    -
   Policyholder charges (Note 3)                              (1,937)              (6,043)              (9,910)              (8,863)
                                                    -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (1,766,025)              59,930             (818,256)           1,335,159
                                                    -----------------    -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     (1,923,215)             141,078             (803,226)           2,014,665

NET ASSETS BEGINNING OF PERIOD                             1,923,215            4,370,766            5,125,113            6,684,019
                                                    -----------------    -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                                         $ -          $ 4,511,844          $ 4,321,887          $ 8,698,684
------------------------------------------------    =================    =================    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       274,356              353,771              347,075              647,743

      Units Issued                                             5,088              117,814               64,804              323,358
      Units Redeemed                                        (279,444)            (123,247)            (136,841)            (181,298)
                                                    -----------------    -----------------    -----------------    -----------------

Units Outstanding at December 31, 2005                             -              348,338              275,038              789,803
                                                    =================    =================    =================    =================


                                                                               JNL/Franklin
                                                            JNL/FMR             Templeton
                                                         Mid-Cap Equity         Small Cap
                                                           Portfolio         Value Portfolio (a)
                                                        -----------------    -----------------
OPERATIONS
   Net investment loss                                         $ (66,692)            $ (2,264)
   Net realized gain (loss) on investments                      (567,067)                (111)
   Net change in unrealized appreciation
      (depreciation) on investments                              865,860               11,825
                                                        -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               232,101                9,450
                                                        -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                    420,730              355,322
   Surrenders and terminations                                  (744,795)              (3,159)
   Transfers between portfolios                                 (261,722)             160,707
   Net annuitization transactions                                      -                    -
   Policyholder charges (Note 3)                                 (13,607)                (118)
                                                        -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                        (599,394)             512,752
                                                        -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                           (367,293)             522,202

NET ASSETS BEGINNING OF PERIOD                                 5,971,124                    -
                                                        -----------------    -----------------

NET ASSETS END OF PERIOD                                     $ 5,603,831            $ 522,202
------------------------------------------------        =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                           572,374                    -

      Units Issued                                                45,144               49,079
      Units Redeemed                                            (111,983)                (952)
                                                        -----------------    -----------------

Units Outstanding at December 31, 2005                           505,535               48,127
                                                        =================    =================

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  PERIOD FROM JANUARY 1, 2005 THROUGH APRIL 28, 2005.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                           JNL/Goldman         JNL/JPMorgan       JNL/JPMorgan          JNL/
                                                          Sachs Mid Cap        International      International    Lazard Mid Cap
                                                         Value Portfolio (a)  Equity Portfolio   Value Portfolio   Value Portfolio
                                                         ----------------     ----------------   ----------------  ----------------
OPERATIONS
   Net investment income (loss)                                 $ (3,189)             $ 5,987          $ (50,105)        $ 673,965
   Net realized gain on investments                                   54              208,237            187,585           631,534
   Net change in unrealized appreciation
      (depreciation) on investments                               17,775               95,968            539,385          (763,338)
                                                         ----------------     ----------------   ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                14,640              310,192            676,865           542,161
                                                         ----------------     ----------------   ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                    341,758              786,509          1,576,317         2,439,964
   Surrenders and terminations                                    (4,533)            (372,076)          (183,427)         (599,688)
   Transfers between portfolios                                   91,591             (104,778)           904,907           513,185
   Net annuitization transactions                                      -                    -             25,543                 -
   Policyholder charges (Note 3)                                      (2)              (7,997)            (3,904)           (8,563)
                                                         ----------------     ----------------   ----------------  ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                         428,814              301,658          2,319,436         2,344,898
                                                         ----------------     ----------------   ----------------  ----------------

NET INCREASE IN NET ASSETS                                       443,454              611,850          2,996,301         2,887,059

NET ASSETS BEGINNING OF PERIOD                                         -            3,078,290          2,677,193         5,868,338
                                                         ----------------     ----------------   ----------------  ----------------

NET ASSETS END OF PERIOD                                       $ 443,454          $ 3,690,140        $ 5,673,494       $ 8,755,397
-----------------------------------------------------    ================     ================   ================  ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                                 -              294,960            233,108           368,270

      Units Issued                                                42,508              130,268            293,189           220,446
      Units Redeemed                                              (2,878)            (117,200)           (79,643)          (80,684)
                                                         ----------------     ----------------   ----------------  ----------------

Units Outstanding at December 31, 2005                            39,630              308,028            446,654           508,032
                                                         ================     ================   ================  ================


                                                                  JNL/                JNL/MCM              JNL/MCM
                                                             Lazard Small Cap           25               Bond Index
                                                             Value Portfolio       Portfolio NY           Portfolio
                                                             ----------------     ----------------     ----------------
OPERATIONS
   Net investment income (loss)                                    $ 202,752           $ (438,730)            $ 98,553
   Net realized gain on investments                                  499,773              921,465               31,279
   Net change in unrealized appreciation
      (depreciation) on investments                                 (569,450)          (1,401,203)            (143,067)
                                                             ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   133,075             (918,468)             (13,235)
                                                             ----------------     ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                      1,311,316            9,539,695            5,357,358
   Surrenders and terminations                                      (457,549)          (1,178,616)            (383,000)
   Transfers between portfolios                                       (3,179)          (4,424,874)             346,801
   Net annuitization transactions                                          -                    -               11,430
   Policyholder charges (Note 3)                                      (5,841)             (16,136)             (11,072)
                                                             ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                             844,747            3,920,069            5,321,517
                                                             ----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS                                           977,822            3,001,601            5,308,282

NET ASSETS BEGINNING OF PERIOD                                     4,898,187           18,622,928            4,233,522
                                                             ----------------     ----------------     ----------------

NET ASSETS END OF PERIOD                                         $ 5,876,009         $ 21,624,529          $ 9,541,804
-----------------------------------------------------        ================     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                               348,355            1,173,209              388,363

      Units Issued                                                   171,868              772,865              569,954
      Units Redeemed                                                (112,497)            (515,446)             (83,455)
                                                             ----------------     ----------------     ----------------

Units Outstanding at December 31, 2005                               407,726            1,430,628              874,862
                                                             ================     ================     ================

                                                                                                          JNL/MCM
                                                                 JNL/MCM              JNL/MCM             Enhanced
                                                             Communications       Consumer Brands       S&P 500 Stock
                                                             Sector Portfolio     Sector Portfolio     Index Portfolio
                                                             ----------------     ----------------     ----------------
OPERATIONS
   Net investment income (loss)                                     $ 42,430              $ 4,333            $ 158,949
   Net realized gain on investments                                   18,518               12,173              163,747
   Net change in unrealized appreciation
      (depreciation) on investments                                  (45,670)             (26,119)            (254,841)
                                                             ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                    15,278               (9,613)              67,855
                                                             ----------------     ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                        142,401              241,890            1,098,520
   Surrenders and terminations                                       (10,307)             (10,151)            (211,377)
   Transfers between portfolios                                       34,815              192,868              140,340
   Net annuitization transactions                                          -                    -                    -
   Policyholder charges (Note 3)                                        (320)                (373)              (2,444)
                                                             ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                             166,589              424,234            1,025,039
                                                             ----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS                                           181,867              414,621            1,092,894

NET ASSETS BEGINNING OF PERIOD                                       295,574              210,647            2,323,486
                                                             ----------------     ----------------     ----------------

NET ASSETS END OF PERIOD                                           $ 477,441            $ 625,268          $ 3,416,380
-----------------------------------------------------        ================     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                                53,999               19,789              262,468

      Units Issued                                                    99,744               60,742              170,684
      Units Redeemed                                                 (56,359)             (19,118)             (40,786)
                                                             ----------------     ----------------     ----------------

Units Outstanding at December 31, 2005                                97,384               61,413              392,366
                                                             ================     ================     ================

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                        JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                                       Financial             Global             Healthcare          International
                                                    Sector Portfolio      15 Portfolio        Sector Portfolio     Index Portfolio
                                                    ----------------     ----------------     ----------------     ----------------
OPERATIONS
   Net investment income (loss)                             $ 1,850           $ (286,100)           $ (27,959)           $ 157,287
   Net realized gain on investments                           3,612              402,549               17,756            1,881,802
   Net change in unrealized appreciation
      (depreciation) on investments                          40,450            1,391,835              158,579             (451,342)
                                                    ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           45,912            1,508,284              148,376            1,587,747
                                                    ----------------     ----------------     ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               434,888            7,213,778            1,824,930            7,803,445
   Surrenders and terminations                               (8,891)            (667,419)             (56,067)            (511,942)
   Transfers between portfolios                              89,302            1,036,715            1,220,427              891,762
   Net annuitization transactions                                 -               25,543                    -               13,194
   Policyholder charges (Note 3)                               (101)             (13,930)                (859)             (14,304)
                                                    ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    515,198            7,594,687            2,988,431            8,182,155
                                                    ----------------     ----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS                                  561,110            9,102,971            3,136,807            9,769,902

NET ASSETS BEGINNING OF PERIOD                              383,595           11,079,124            1,286,977            7,219,086
                                                    ----------------     ----------------     ----------------     ----------------

NET ASSETS END OF PERIOD                                  $ 944,705         $ 20,182,095          $ 4,423,784         $ 16,988,988
-----------------------------------------------     ================     ================     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       32,906              718,709              122,654              530,196

      Units Issued                                           48,978              669,256              297,840              693,231
      Units Redeemed                                         (3,932)            (173,376)             (19,229)             (96,055)
                                                    ----------------     ----------------     ----------------     ----------------

Units Outstanding at December 31, 2005                       77,952            1,214,589              401,265            1,127,372
                                                    ================     ================     ================     ================


                                                        JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                                         JNL 5               Nasdaq(R)             Oil & Gas         S&P 400 MidCap
                                                       Portfolio          15 Portfolio        Sector Portfolio     Index Portfolio
                                                    ----------------     ----------------     ----------------     ----------------
OPERATIONS
   Net investment income (loss)                          $ (559,016)           $ (27,968)            $ 35,634            $ (87,188)
   Net realized gain on investments                         206,347               71,555              308,602            1,381,967
   Net change in unrealized appreciation
      (depreciation) on investments                       3,872,622               (8,964)             369,852              594,527
                                                    ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        3,519,953               34,623              714,088            1,889,306
                                                    ----------------     ----------------     ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            47,225,943            1,291,274            2,995,395            7,763,024
   Surrenders and terminations                             (992,638)          (1,089,357)            (215,774)            (888,741)
   Transfers between portfolios                           6,460,599               76,252            1,185,517           (2,142,025)
   Net annuitization transactions                                 -                    -                    -               12,676
   Policyholder charges (Note 3)                            (31,217)                (619)              (5,249)             (17,016)
                                                    ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 52,662,687              277,550            3,959,889            4,727,918
                                                    ----------------     ----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS                               56,182,640              312,173            4,673,977            6,617,224

NET ASSETS BEGINNING OF PERIOD                            5,265,320            1,210,699              725,751           12,779,701
                                                    ----------------     ----------------     ----------------     ----------------

NET ASSETS END OF PERIOD                               $ 61,447,960          $ 1,522,872          $ 5,399,728         $ 19,396,925
-----------------------------------------------     ================     ================     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      483,519              111,760               44,819              996,119

      Units Issued                                        5,020,756              151,435              299,977              714,622
      Units Redeemed                                       (311,513)            (118,312)            (100,746)            (334,260)
                                                    ----------------     ----------------     ----------------     ----------------

Units Outstanding at December 31, 2005                    5,192,762              144,883              244,050            1,376,481
                                                    ================     ================     ================     ================


                                                        JNL/MCM              JNL/MCM
                                                          S&P 500           Select Small
                                                    Index Portfolio      Cap Portfolio NY
                                                    ----------------     ----------------
OPERATIONS
   Net investment income (loss)                           $ (93,561)          $ (244,829)
   Net realized gain on investments                       1,004,777              269,847
   Net change in unrealized appreciation
      (depreciation) on investments                        (183,830)           1,083,375
                                                    ----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          727,386            1,108,393
                                                    ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            10,082,814            5,522,657
   Surrenders and terminations                           (1,290,156)            (451,756)
   Transfers between portfolios                             604,415              577,330
   Net annuitization transactions                            12,234                    -
   Policyholder charges (Note 3)                            (31,951)              (8,076)
                                                    ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  9,377,356            5,640,155
                                                    ----------------     ----------------

NET INCREASE IN NET ASSETS                               10,104,742            6,748,548

NET ASSETS BEGINNING OF PERIOD                           16,268,999           10,128,531
                                                    ----------------     ----------------

NET ASSETS END OF PERIOD                               $ 26,373,741         $ 16,877,079
-----------------------------------------------     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    1,524,788              586,912

      Units Issued                                        1,179,432              409,228
      Units Redeemed                                       (268,494)             (78,899)
                                                    ----------------     ----------------

Units Outstanding at December 31, 2005                    2,435,726              917,241
                                                    ================     ================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                      JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                                     Small Cap            Technology             Dow SM              S&P(R)
                                                  Index Portfolio      Sector Portfolio       10 Portfolio         10 Portfolio
                                                  -----------------    -----------------    -----------------    -----------------
OPERATIONS
   Net investment income (loss)                           $ 14,916                $ 938           $ (349,874)          $ (455,428)
   Net realized gain (loss) on investments                 737,355               13,760              140,108            3,015,763
   Net change in unrealized appreciation
      (depreciation) on investments                       (149,541)              23,777           (1,076,290)           4,476,688
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         602,730               38,475           (1,286,056)           7,037,023
                                                  -----------------    -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            6,639,712              692,364            6,855,069            7,698,564
   Surrenders and terminations                            (951,920)             (21,039)            (874,269)          (1,373,527)
   Transfers between portfolios                           (468,117)             304,726              551,035           (3,955,055)
   Net annuitization transactions                           12,630                    -                    -                    -
   Policyholder charges (Note 3)                           (22,090)                (374)             (21,055)             (18,289)
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 5,210,215              975,677            6,510,780            2,351,693
                                                  -----------------    -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    5,812,945            1,014,152            5,224,724            9,388,716

NET ASSETS BEGINNING OF PERIOD                          10,539,026              478,835           15,799,370           16,372,397
                                                  -----------------    -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                              $ 16,351,971          $ 1,492,987         $ 21,024,094         $ 25,761,113
----------------------------------------------    =================    =================    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     789,974               85,202            1,134,374            1,265,547

      Units Issued                                         610,828              225,325              699,938              786,576
      Units Redeemed                                      (192,653)             (51,327)            (201,803)            (575,432)
                                                  -----------------    -----------------    -----------------    -----------------

Units Outstanding at December 31, 2005                   1,208,149              259,200            1,632,509            1,476,691
                                                  =================    =================    =================    =================


                                                      JNL/MCM              JNL/MCM            JNL/Oppenheimer      JNL/Oppenheimer
                                                    Value Line(R)            VIP               Global Growth          Growth
                                                    25 Portfolio          Portfolio              Portfolio          Portfolio
                                                  -----------------    -----------------    -----------------    -----------------
OPERATIONS
   Net investment income (loss)                         $ (435,947)           $ (38,819)           $ (96,424)           $ (25,713)
   Net realized gain (loss) on investments                 944,883               46,868              290,229               14,994
   Net change in unrealized appreciation
      (depreciation) on investments                      7,208,496              429,307              631,635              126,290
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       7,717,432              437,356              825,440              115,571
                                                  -----------------    -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           15,128,803            4,213,182            2,196,215              304,855
   Surrenders and terminations                            (825,142)            (129,159)            (579,749)            (118,223)
   Transfers between portfolios                          1,453,510            1,758,632              543,373              108,142
   Net annuitization transactions                                -                    -               25,543                    -
   Policyholder charges (Note 3)                           (20,127)              (2,225)             (15,186)              (2,816)
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                15,737,044            5,840,430            2,170,196              291,958
                                                  -----------------    -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   23,454,476            6,277,786            2,995,636              407,529

NET ASSETS BEGINNING OF PERIOD                          13,941,039              311,192            5,284,286            1,445,774
                                                  -----------------    -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                              $ 37,395,515          $ 6,588,978          $ 8,279,922          $ 1,853,303
----------------------------------------------    =================    =================    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   1,227,698               28,311              473,742              177,850

      Units Issued                                       1,557,051              580,186              331,701               67,246
      Units Redeemed                                      (369,696)             (55,121)            (138,663)             (31,714)
                                                  -----------------    -----------------    -----------------    -----------------

Units Outstanding at December 31, 2005                   2,415,053              553,376              666,780              213,382
                                                  =================    =================    =================    =================


                                                     JNL/PIMCO            JNL/Putnam
                                                    Total Return            Equity
                                                   Bond Portfolio         Portfolio
                                                  -----------------    -----------------
OPERATIONS
   Net investment income (loss)                          $ 530,512            $ (19,361)
   Net realized gain (loss) on investments                 237,635              (58,115)
   Net change in unrealized appreciation
      (depreciation) on investments                       (739,988)             282,841
                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          28,159              205,365
                                                  -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            6,810,341              175,027
   Surrenders and terminations                          (1,277,377)            (305,221)
   Transfers between portfolios                          2,590,606              (86,743)
   Net annuitization transactions                                -                    -
   Policyholder charges (Note 3)                           (26,862)              (5,754)
                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 8,096,708             (222,691)
                                                  -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    8,124,867              (17,326)

NET ASSETS BEGINNING OF PERIOD                          15,500,662            3,153,933
                                                  -----------------    -----------------

NET ASSETS END OF PERIOD                              $ 23,625,529          $ 3,136,607
----------------------------------------------    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   1,210,278              352,497

      Units Issued                                         898,989               14,589
      Units Redeemed                                      (308,794)             (52,570)
                                                  -----------------    -----------------

Units Outstanding at December 31, 2005                   1,800,473              314,516
                                                  =================    =================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                               JNL/S&P             JNL/S&P
                                                       JNL/Putnam         JNL/Putnam           Managed             Managed
                                                     Midcap Growth       Value Equity         Aggressive         Conservative
                                                       Portfolio          Portfolio         Growth Portfolio      Portfolio
                                                     ---------------    ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                           $ (29,992)         $ (36,995)         $ (692,234)          $ (54,027)
   Net realized gain on investments                          61,150            114,036           1,354,394              14,818
   Net change in unrealized appreciation
      (depreciation) on investments                         147,040            133,571           3,153,366             133,561
                                                     ---------------    ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          178,198            210,612           3,815,526              94,352
                                                     ---------------    ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               435,853            326,788           8,790,210           4,599,529
   Surrenders and terminations                             (241,312)          (661,297)         (4,091,307)           (122,845)
   Transfers between portfolios                              (1,240)          (357,556)         (7,032,388)            435,190
   Net annuitization transactions                                 -                  -                   -                   -
   Policyholder charges (Note 3)                             (4,322)           (13,233)            (94,331)             (1,957)
                                                     ---------------    ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    188,979           (705,298)         (2,427,816)          4,909,917
                                                     ---------------    ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                       367,177           (494,686)          1,387,710           5,004,269

NET ASSETS BEGINNING OF PERIOD                            1,793,436          7,085,908          62,567,879           1,200,358
                                                     ---------------    ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                                $ 2,160,613        $ 6,591,222        $ 63,955,589         $ 6,204,627
------------------------------------------------     ===============    ===============     ===============     ===============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      228,044            660,250           5,414,105             116,468

      Units Issued                                           79,531             36,946             872,917             578,539
      Units Redeemed                                        (53,624)          (119,025)         (1,121,155)           (103,169)
                                                     ---------------    ---------------     ---------------     ---------------

Units Outstanding at December 31, 2005                      253,951            578,171           5,165,867             591,838
                                                     ===============    ===============     ===============     ===============



                                                                           JNL/S&P             JNL/S&P
                                                        JNL/S&P            Managed             Managed            JNL/Select
                                                        Managed            Moderate            Moderate            Balanced
                                                     Growth Portfolio     Portfolio         Growth Portfolio      Portfolio
                                                     ---------------    ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                          $ (327,875)        $ (144,046)          $ 126,828           $ 255,437
   Net realized gain on investments                       3,607,561             53,519             950,551           1,444,617
   Net change in unrealized appreciation
      (depreciation) on investments                         528,041            541,833           1,726,921          (1,302,195)
                                                     ---------------    ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        3,807,727            451,306           2,804,300             397,859
                                                     ---------------    ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            13,593,708         12,850,301          23,236,349           1,859,623
   Surrenders and terminations                           (4,372,859)          (390,774)         (2,447,009)         (1,332,696)
   Transfers between portfolios                            (363,915)         1,395,847           3,081,379              94,736
   Net annuitization transactions                                 -                  -              25,543                   -
   Policyholder charges (Note 3)                            (77,285)            (5,099)            (37,459)            (22,132)
                                                     ---------------    ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  8,779,649         13,850,275          23,858,803             599,531
                                                     ---------------    ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                    12,587,376         14,301,581          26,663,103             997,390

NET ASSETS BEGINNING OF PERIOD                           60,446,779          1,936,140          37,844,325          10,922,577
                                                     ---------------    ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                               $ 73,034,155       $ 16,237,721        $ 64,507,428        $ 11,919,967
------------------------------------------------     ===============    ===============     ===============     ===============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    5,036,596            184,732           3,187,258             654,654

      Units Issued                                        1,423,088          1,446,386           2,423,398             139,153
      Units Redeemed                                       (744,929)          (124,893)           (444,056)           (135,085)
                                                     ---------------    ---------------     ---------------     ---------------

Units Outstanding at December 31, 2005                    5,714,755          1,506,225           5,166,600             658,722
                                                     ===============    ===============     ===============     ===============


                                                       JNL/Select          JNL/Select
                                                     Global Growth         Large Cap
                                                       Portfolio         Growth Portfolio
                                                     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                           $ (32,076)         $ (112,217)
   Net realized gain on investments                        (417,809)           (405,319)
   Net change in unrealized appreciation
      (depreciation) on investments                         456,287             748,565
                                                     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            6,402             231,029
                                                     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               539,464           1,281,534
   Surrenders and terminations                             (482,881)         (1,029,318)
   Transfers between portfolios                            (107,252)           (202,733)
   Net annuitization transactions                                 -                   -
   Policyholder charges (Note 3)                             (8,683)            (19,870)
                                                     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    (59,352)             29,613
                                                     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                       (52,950)            260,642

NET ASSETS BEGINNING OF PERIOD                            3,654,058           7,131,056
                                                     ---------------     ---------------

NET ASSETS END OF PERIOD                                $ 3,601,108         $ 7,391,698
------------------------------------------------     ===============     ===============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      356,859             698,099

      Units Issued                                           53,025              87,555
      Units Redeemed                                        (84,253)           (162,726)
                                                     ---------------     ---------------

Units Outstanding at December 31, 2005                      325,631             622,928
                                                     ===============     ===============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                              JNL/T. Rowe           JNL/T. Rowe
                                                    JNL/Select              JNL/                 Price             Price Mid-Cap
                                                   Money Market         Select Value          Established              Growth
                                                    Portfolio             Portfolio         Growth Portfolio         Portfolio
                                                 -----------------     ----------------     -----------------     -----------------
OPERATIONS
   Net investment income (loss)                          $ 62,022             $ 47,394            $ (200,271)           $ (247,553)
   Net realized gain (loss) on investments                     59              280,010               231,665             2,125,393
   Net change in unrealized appreciation
      (depreciation) on investments                           (59)             (82,578)              929,675               580,113
                                                 -----------------     ----------------     -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         62,022              244,826               961,069             2,457,953
                                                 -----------------     ----------------     -----------------     -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           4,144,024              752,202             6,236,075             6,782,847
   Surrenders and terminations                         (1,065,413)            (572,789)             (968,058)           (1,740,421)
   Transfers between portfolios                        15,619,025              392,418             1,627,802               256,016
   Net annuitization transactions                               -                    -                     -                     -
   Policyholder charges (Note 3)                          (26,204)             (13,303)              (19,974)              (34,262)
                                                 -----------------     ----------------     -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               18,671,432              558,528             6,875,845             5,264,180
                                                 -----------------     ----------------     -----------------     -----------------

NET INCREASE (DECREASE) IN NET ASSETS                  18,733,454              803,354             7,836,914             7,722,133

NET ASSETS BEGINNING OF PERIOD                          5,217,670            3,446,039            11,067,215            16,035,295
                                                 -----------------     ----------------     -----------------     -----------------

NET ASSETS END OF PERIOD                             $ 23,951,124          $ 4,249,393          $ 18,904,129          $ 23,757,428
----------------------------------------------   =================     ================     =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    468,684              211,802               699,670               769,763

      Units Issued                                      2,522,611               84,388               470,035               310,465
      Units Redeemed                                     (862,150)             (49,954)             (163,847)             (205,247)
                                                 -----------------     ----------------     -----------------     -----------------

Units Outstanding at December 31, 2005                  2,129,145              246,236             1,005,858               874,981
                                                 =================     ================     =================     =================


                                                                                                                    JNL/Western
                                                   JNL/T. Rowe           JNL/Western          JNL/Western         U.S. Government
                                                   Price Value            High Yield         Strategic Bond           & Quality
                                                    Portfolio           Bond Portfolio         Portfolio           Bond Portfolio
                                                 -----------------     -----------------    -----------------     -----------------
OPERATIONS
   Net investment income (loss)                         $ 119,221             $ 656,036            $ 296,151             $ 179,355
   Net realized gain (loss) on investments                769,272               172,080              104,974                19,695
   Net change in unrealized appreciation
      (depreciation) on investments                        (7,650)             (804,074)            (335,306)             (151,035)
                                                 -----------------     -----------------    -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        880,843                24,042               65,819                48,015
                                                 -----------------     -----------------    -----------------     -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           7,107,148             2,532,847            3,468,928             1,434,739
   Surrenders and terminations                         (1,176,010)             (935,400)            (657,362)             (651,546)
   Transfers between portfolios                           652,344            (2,639,122)            (403,914)             (100,590)
   Net annuitization transactions                               -                     -                    -                     -
   Policyholder charges (Note 3)                          (29,214)              (15,034)             (26,502)              (11,251)
                                                 -----------------     -----------------    -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                6,554,268            (1,056,709)           2,381,150               671,352
                                                 -----------------     -----------------    -----------------     -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   7,435,111            (1,032,667)           2,446,969               719,367

NET ASSETS BEGINNING OF PERIOD                         13,899,317            13,233,792            6,027,800             7,842,310
                                                 -----------------     -----------------    -----------------     -----------------

NET ASSETS END OF PERIOD                             $ 21,334,428          $ 12,201,125          $ 8,474,769           $ 8,561,677
----------------------------------------------   =================     =================    =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  1,093,832             1,123,587              386,185               601,084

      Units Issued                                        720,415               611,992              261,777               201,545
      Units Redeemed                                     (220,787)             (695,714)            (130,269)             (162,474)
                                                 -----------------     -----------------    -----------------     -----------------

Units Outstanding at December 31, 2005                  1,593,460             1,039,865              517,693               640,155
                                                 =================     =================    =================     =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-seven (67) Portfolios during 2006, each of which invests in the following series of mutual funds:

                                JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                            JNL/PIMCO Total Return Bond Fund
JNL/AIM Real Estate Fund                                 JNL/Putnam Equity Fund
JNL/AIM Small Cap Growth Fund                            JNL/Putnam Midcap Growth Fund
JNL/Alger Growth Fund                                    JNL/Putnam Value Equity Fund
JNL/Eagle Core Equity Fund                               JNL/S&P Managed Aggressive Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Managed Conservative Fund
JNL/FMR Balanced Fund                                    JNL/S&P Managed Growth Fund
JNL/FMR Mid-Cap Equity Fund                              JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Income Fund                       JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/S&P Retirement 2015 Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/S&P Retirement 2020 Fund
JNL/Goldman Sachs Short Duration Bond Fund               JNL/S&P Retirement 2025 Fund
JNL/JPMorgan International Equity Fund                   JNL/S&P Retirement Income Fund
JNL/JPMorgan International Value Fund                    JNL/Select Balanced Fund
JNL/Lazard Emerging Markets Fund                         JNL/Select Global Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/Select Large Cap Growth Fund
JNL/Lazard Small Cap Value Fund                          JNL/Select Money Market Fund
JNL/MCM Bond Index Fund *                                JNL/Select Value Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/T. Rowe Price Established Growth Fund
JNL/MCM International Index Fund*                        JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM S&P 400 MidCap Index Fund*                       JNL/T. Rowe Price Value Fund
JNL/MCM S&P 500 Index Fund*                              JNL/Western High Yield Bond Fund
JNL/MCM Small Cap Index Fund*                            JNL/Western Strategic Bond Fund
JNL/Oppenheimer Global Growth Fund                       JNL/Western U.S. Government & Quality Bond Fund
JNL/Oppenheimer Growth Fund


      JNL VARIABLE FUND LLC

 JNL/MCM 25 Fund*
 JNL/MCM Consumer Brands Sector Fund*
 JNL/MCM Communications Sector Fund*
 JNL/MCM Financial Sector Fund*
 JNL/MCM Healthcare Sector Fund*
 JNL/MCM JNL 5 Fund*
 JNL/MCM JNL Optimized 5 Fund*
 JNL/MCM Oil & Gas Sector Fund*
 JNL/MCM Select Small Cap Fund*
 JNL/MCM Technology Sector Fund*
 JNL/MCM VIP Fund*

   JNLNY VARIABLE FUND LLC

 JNL/MCM Global 15 Fund*
 JNL/MCM Nasdaq(R) 15 Fund*
 JNL/MCM Dow SM 10 Fund*
 JNL/MCM Dow Dividend Fund *
 JNL/MCM S&P(R) 10 Fund*
 JNL/MCM S&P 24 Fund*
 JNL/MCM Value Line(R) 25 Fund*

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.


Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - ORGANIZATION (CONTINUED)

During the year ended December 31, 2006, the following acquisitions were accomplished at no cost to the contract owners:


--------------------------------- ------------------------------- ---------------------
ACQUIRED PORTFOLIO                ACQUIRING PORTFOLIO             DATE OF AQUISITION
--------------------------------- ------------------------------- ---------------------
--------------------------------- ------------------------------- ---------------------
JNL/MCM Select Small-Cap Fund NY  JNL/MCM Select Small-Cap Fund   May 1, 2006
--------------------------------- ------------------------------- ---------------------
--------------------------------- ------------------------------- ---------------------
JNL/MCM 25 Fund NY                JNL/MCM 25 Fund                 May 1, 2006
--------------------------------- ------------------------------- ---------------------

During the year ended December 31, 2006, the following Funds changed names:

-------------------------------------------------------- ------------------------------------------------ ----------------
PRIOR PORTFOLIO NAME                                     CURRENT PORTFOLIO NAME                           EFFECTIVE DATE
-------------------------------------------------------- ------------------------------------------------ ----------------
-------------------------------------------------------- ------------------------------------------------ ----------------
JNL/FMR Capital Growth Fund                              JNL/FMR Mid-Cap Equity Fund                      May 1, 2006
-------------------------------------------------------- ------------------------------------------------ ----------------
-------------------------------------------------------- ------------------------------------------------ ----------------
JNL/Salomon Brothers High Yield Bond Fund                JNL/Western High Yield Bond Fund                 May 1, 2006
-------------------------------------------------------- ------------------------------------------------ ----------------
-------------------------------------------------------- ------------------------------------------------ ----------------
JNL/Salomon Brothers Strategic Bond Fund                 JNL/Western Strategic Bond Fund                  May 1, 2006
-------------------------------------------------------- ------------------------------------------------ ----------------
-------------------------------------------------------- ------------------------------------------------ ----------------
JNL/Salomon Brothers U.S Government & Quality Bond Fund  JNL/Western U.S. Government & Quality Bond Fund  May 1, 2006
-------------------------------------------------------- ------------------------------------------------ ----------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account and remitted to Jackson National, to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.


CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2006 and 2005, contract maintenance charges were assessed in the amount of $323,150 and $107,716, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from any contract values remaining in the portfolio(s) from which the transfers were made.
     If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2006 and 2005, transfer fee charges were assessed in the amount of $600 and $200, respectively.

     SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.

     The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2006 and 2005, surrender charges were assessed in the amount of $2,224,265 and $741,422, respectively.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.10% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

     OPTIONAL BENEFIT CHARGES

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.15% - 0.40% of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday.

     CONTRACT ENHANCEMENT CHARGE. If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.40% - 0.60%, depending on the product chosen, of the Guaranteed Minimum Income Benefit (GMIB) base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If this benefit has been selected, Jackson National will make an additional deduction of 0.21% - 1.47%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios. Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

     5% AND 4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. This benefit is available for ages 50 - 80 at election. The amount of this charge is dependent upon the age of the policyholder and can range from 0.51% - 1.71%.

     HIGHEST ANNIVERSARY VALUE. If this optional benefit is selected, Jackson National will deduct 0.40% of the average daily net asset value of the contact owners allocation.

     WITHDRAWAL CHARGE PERIOD. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.


NOTE 4 - RELATED PARTY TRANSACTIONS

     For contract enhancement benefits, Jackson National contributed $3,339,423 and $2,892,025 to the Separate Account in the form of additional premium to contract owners accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2006, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------

                                                                   PROCEEDS
                                                    PURCHASES     FROM SALES

JNL/AIM Large Cap Growth Fund                       $ 2,609,343    $ 1,641,576
JNL/AIM Real Estate Fund                              6,257,271        819,893
JNL/AIM Small Cap Growth Fund                         2,079,715      1,735,908
JNL/Alger Growth Fund                                   907,606      2,210,349
JNL/Eagle Core Equity Fund                              383,609        841,790
JNL/Eagle SmallCap Equity Fund                        2,256,498      1,690,306
JNL/FMR Balanced Fund                                 3,475,478      2,597,061
JNL/FMR Mid-Cap Equity Fund                             907,988      1,535,521
JNL/Franklin Templeton Income Fund                    6,663,964      1,591,657
JNL/Franklin Templeton Small Cap Value Fund           1,705,660        472,839
JNL/Goldman Sachs Mid Cap Value Fund                  1,524,092        315,987
JNL/Goldman Sachs Short Duration Bond Fund            1,593,695        177,202
JNL/JPMorgan International Equity Fund                5,595,981      2,158,379
JNL/JPMorgan International Value Fund                11,817,570      2,904,014
JNL/Lazard Emerging Markets Fund                      1,378,706        112,929
JNL/Lazard Mid Cap Value Fund                         4,011,736      2,524,221
JNL/Lazard Small Cap Value Fund                       3,644,911      1,796,165
JNL/MCM Bond Index Fund                               6,989,085      1,612,577
JNL/MCM Enhanced S&P 500 Stock Index Fund               974,133        713,117


                                                                    PROCEEDS
                                                    PURCHASES      FROM SALES

JNL/MCM International Index Fund                    $13,941,914    $ 4,737,202
JNL/MCM S&P 400 MidCap Index Fund                     9,895,745      4,000,754
JNL/MCM S&P 500 Index Fund                           12,698,266      4,976,918
JNL/MCM Small Cap Index Fund                          9,621,812      3,302,609
JNL/Oppenheimer Global Growth Fund                    6,156,608      2,532,384
JNL/Oppenheimer Growth Fund                             710,986        485,989
JNL/PIMCO Total Return Bond Fund                     15,566,481      9,916,889
JNL/Putnam Equity Fund                                  411,029      1,116,236
JNL/Putnam Midcap Growth Fund                           770,733        662,186
JNL/Putnam Value Equity Fund                            464,700      1,686,338
JNL/S&P Managed Aggressive Growth Fund               14,360,235     17,552,661
JNL/S&P Managed Conservative Fund                     5,851,221      2,655,455
JNL/S&P Managed Growth Fund                          27,928,739     13,667,047
JNL/S&P Managed Moderate Fund                        14,084,340      4,178,216
JNL/S&P Managed Moderate Growth Fund                 37,354,307     14,932,696
JNL/S&P Retirement 2015 Fund                            435,415         13,437
JNL/S&P Retirement 2020 Fund                            239,769          5,670
JNL/S&P Retirement 2025 Fund                             82,621          6,349
JNL/S&P Retirement Income Fund                        1,636,644        138,901

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                          JNL SERIES TRUST (CONTINUED)
--------------------------------------------------------------------------------

                                                                 PROCEEDS
                                                  PURCHASES     FROM SALES

JNL/Select Balanced Fund                          $ 4,809,839    $ 4,775,975
JNL/Select Global Growth Fund                         707,225      1,074,198
JNL/Select Large Cap Growth Fund                    1,831,055      2,027,060
JNL/Select Money Market Fund                       33,187,106     41,624,487
JNL/Select Value Fund                               4,138,778      1,457,755
JNL/T. Rowe Price Established Growth Fund           6,184,513      3,033,292


                                                           PROCEEDS
                                                  PURCHASES      FROM SALES
JNL/T. Rowe Price Mid-Cap Growth Fund              $10,859,354    $ 6,210,168
JNL/T. Rowe Price Value Fund                         9,383,523      4,723,188
JNL/Western High Yield Bond Fund                    11,111,198      5,646,714
JNL/Western Strategic Bond Fund                      4,434,870      2,604,391
JNL/Western U.S. Government & Quality Bond Fund      3,502,763      3,764,381

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
                                                                    PROCEEDS
                                                   PURCHASES       FROM SALES

JNL/MCM 25 Fund                                    $27,633,648      $ 3,885,035
JNL/MCM Consumer Brands Sector Fund                  1,972,863          427,678
JNL/MCM Communications Sector Fund                     526,376          484,521
JNL/MCM Financial Sector Fund                        1,294,995          479,234
JNL/MCM Healthcare Sector Fund                       2,778,187        2,381,247
JNL/MCM JNL 5 Fund                                 140,680,717       20,206,658
JNL/MCM JNL Optimized 5 Fund                         5,238,632        1,015,380
JNL/MCM Oil & Gas Sector Fund                       15,016,772        5,817,082
JNL/MCM Select Small Cap Fund                       24,252,676        2,676,842
JNL/MCM Technology Sector Fund                       1,667,935          540,971
JNL/MCM VIP Fund                                     8,680,446        2,453,588

--------------------------------------------------------------------------------
                            JNLNY VARIABLE FUND I LLC
--------------------------------------------------------------------------------
                                                                    PROCEEDS
                                                   PURCHASES       FROM SALES

JNL/MCM 25 Fund NY                                 $  3,696,395    $26,694,101
JNL/MCM Global 15 Fund                               18,036,569      9,415,037
JNL/MCM Nasdaq(R) 15 Fund                             1,592,380        496,048
JNL/MCM Dow SM 10 Fund                               10,541,234     11,184,553
JNL/MCM Dow Dividend Fund                            19,201,338      5,426,874
JNL/MCM S&P(R) 10 Fund                               12,497,674     11,640,401
JNL/MCM S&P 24 Fund                                   1,371,515         13,208
JNL/MCM Select Small Cap Fund NY                      3,364,606     21,952,852
JNL/MCM Value Line(R) 25 Fund                        34,897,438     15,794,552

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS

  The following is a summary for each period in the five year period ended December 31, 2006 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                         JNL/AIM             JNL/AIM             JNL/AIM            JNL/AIM            JNL/Alger
                                         Large Cap        Premier Equity II    Real Estate          Small Cap            Growth
                                      Growth Portfolio    Portfolio (A)       Portfolio (B)      Growth Portfolio      Portfolio
                                      ---------------     ---------------    ----------------    ---------------     ---------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $ 10.998069            n/a              $ 15.193606        $ 12.851988         $ 15.597255
   Total Return *                              3.64%            n/a                   32.43%             10.45%               1.24%
   Ratio of Expenses **                        4.00%            n/a                    2.95%              3.60%               3.62%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $ 10.611801            n/a              $ 11.473288        $ 11.635991         $ 15.406030
   Total Return *                              3.04%            n/a                  9.43***              4.60%               8.32%
   Ratio of Expenses **                        4.00%            n/a                    2.95%              3.60%               3.62%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 10.298874          $ 8.931023           n/a              $ 11.124630         $ 14.222373
   Total Return *                           8.22%***           -3.60%***           n/a                 7.51%***            3.04%***
   Ratio of Expenses **                        4.00%               2.72%           n/a                    3.60%               3.62%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                            $ 10.036249          $ 9.223257           n/a              $ 10.982239         $ 15.206695
   Total Return *                           6.81%***              19.69%           n/a                 3.72%***           16.18%***
   Ratio of Expenses **                        2.65%               2.45%           n/a                    2.80%               2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 7.987771          $ 7.705924           n/a               $ 8.213547         $ 11.880599
   Total Return *                          -4.46%***           -0.70%***           n/a                10.27%***           -0.94%***
   Ratio of Expenses **                        1.96%               2.45%           n/a                    2.30%               2.30%



                                       JNL/Alliance         JNL/Eagle          JNL/Eagle            JNL/FMR             JNL/FMR
                                         Capital           Core Equity          SmallCap            Balanced        Mid-Cap Equity
                                      Growth Portfolio (C)  Portfolio        Equity Portfolio      Portfolio           Portfolio
                                      ---------------    ----------------    ---------------     ---------------    ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               n/a              $ 15.728676        $ 20.041342         $ 10.167521         $ 20.365068
   Total Return *                           n/a                    8.55%             16.65%               6.46%               8.84%
   Ratio of Expenses **                     n/a                   3.445%              2.92%               4.00%               2.92%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             $ 8.214531         $ 14.489276        $ 17.181084          $ 9.550912         $ 18.711181
   Total Return *                          -3.94%***              -0.12%             -0.42%               5.78%               3.12%
   Ratio of Expenses **                        2.72%              3.445%              2.92%               4.00%               2.92%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                             $ 9.242426         $ 14.506247        $ 17.253799          $ 9.028769         $ 18.145865
   Total Return *                              3.74%            5.17%***          14.73%***            9.97%***           13.23%***
   Ratio of Expenses **                        2.45%              3.445%              2.92%               4.00%               2.92%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             $ 8.909601         $ 14.802644        $ 15.086008          $ 8.975033         $ 17.003987
   Total Return *                           7.73%***           11.71%***           3.11%***            5.16%***              32.83%
   Ratio of Expenses **                        2.45%               2.80%              2.80%               2.80%              2.095%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 7.398434         $ 12.614051        $ 11.438641          $ 8.191460         $ 12.800844
   Total Return *                           2.57%***           -1.78%***           3.25%***            0.22%***           -2.51%***
   Ratio of Expenses **                        2.30%               2.30%              2.30%               2.45%              2.095%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(b)  Commencement of operations May 2, 2005.

(c)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/AIM             JNL/AIM             JNL/AIM            JNL/AIM            JNL/Alger
                                         Large Cap        Premier Equity II    Real Estate          Small Cap            Growth
                                      Growth Portfolio    Portfolio (A)       Portfolio (B)      Growth Portfolio      Portfolio
                                      ---------------     ---------------    ----------------    ---------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $ 12.776730            n/a              $ 15.628634        $ 14.511723         $ 20.688950
   Total Return *                              6.68%            n/a                   34.78%             13.07%               3.82%
   Ratio of Expenses **                        1.10%            n/a                    1.35%              1.25%               1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $ 11.976548            n/a              $ 11.595734        $ 12.834332         $ 19.927987
   Total Return *                              6.06%            n/a                 9.03%***              7.08%              11.08%
   Ratio of Expenses **                        1.10%            n/a                    1.35%              1.25%               1.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 11.292011          $ 9.265880           n/a              $ 11.986082         $ 17.940226
   Total Return *                              4.49%              -0.62%           n/a                    5.53%               3.47%
   Ratio of Expenses **                        1.10%               1.25%           n/a                    1.25%               1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                            $ 10.346261          $ 9.436358           n/a              $ 11.358258         $ 17.059762
   Total Return *                           3.24%***              20.95%           n/a                 2.27%***            4.55%***
   Ratio of Expenses **                        1.25%               1.40%           n/a                    1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 7.547329          $ 7.801655           n/a               $ 7.923624          $ 6.920658
   Total Return *                            -26.50%             -29.23%           n/a                  -28.33%             -34.12%
   Ratio of Expenses **                        1.40%               1.40%           n/a                    1.40%               1.40%





                                       JNL/Alliance         JNL/Eagle          JNL/Eagle            JNL/FMR             JNL/FMR
                                         Capital           Core Equity          SmallCap            Balanced        Mid-Cap Equity
                                      Growth Portfolio (C)  Portfolio        Equity Portfolio      Portfolio           Portfolio
                                      ---------------    ----------------    ---------------     ---------------    ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               n/a              $ 20.020920        $ 24.167102         $ 12.212895         $ 24.731845
   Total Return *                           n/a                   11.12%             18.78%               9.42%              10.67%
   Ratio of Expenses **                     n/a                    1.10%              1.10%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             $ 9.127783         $ 18.016966        $ 20.346844         $ 11.161868         $ 22.347947
   Total Return *                             -9.02%               2.25%              1.40%               8.72%               4.85%
   Ratio of Expenses **                        1.25%               1.10%              1.10%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 10.032592         $ 17.621100        $ 20.065533         $ 10.266186         $ 21.314796
   Total Return *                              4.99%               6.65%             13.28%               8.06%              16.53%
   Ratio of Expenses **                        1.25%               1.10%              1.10%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             $ 9.555924         $ 16.574173        $ 16.891779          $ 9.500264         $ 18.291089
   Total Return *                           4.74%***            8.18%***           5.56%***            3.64%***            5.75%***
   Ratio of Expenses **                        1.25%               1.25%              1.25%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 4.485940          $ 8.134044         $ 8.759987          $ 8.760626          $ 6.637011
   Total Return *                            -31.99%             -21.64%            -23.84%              -7.87%             -30.20%
   Ratio of Expenses **                        1.40%               1.40%              1.40%               1.40%               1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH  ACQUISITION APRIL 30,
     2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/AIM             JNL/AIM             JNL/AIM            JNL/AIM            JNL/Alger
                                         Large Cap        Premier Equity II    Real Estate          Small Cap            Growth
                                      Growth Portfolio    Portfolio (A)       Portfolio (B)      Growth Portfolio      Portfolio
                                      ---------------     ---------------    ----------------    ---------------     ---------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                 $ 6,042            n/a                  $ 7,640            $ 3,987             $ 6,257
   Units Outstanding (in thousands)              497            n/a                      494                287                 482
   Investment Income Ratio *                   0.00%            n/a                    0.08%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                 $ 4,672            n/a                  $ 1,179            $ 3,488             $ 7,245
   Units Outstanding (in thousands)              409            n/a                      102                283                 618
   Investment Income Ratio *                   0.04%            n/a                    0.00%              0.00%               0.11%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                 $ 3,366                 $ -           n/a                  $ 3,727             $ 6,713
   Units Outstanding (in thousands)              312                   -           n/a                      324                 661
   Investment Income Ratio *                   0.00%               0.18%           n/a                    0.00%               0.01%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                 $ 1,356               $ 407           n/a                  $ 2,531             $ 7,076
   Units Outstanding (in thousands)              136                  45           n/a                      234                 754
   Investment Income Ratio *                   0.00%               0.00%           n/a                    0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   $ 171               $ 236           n/a                    $ 606             $ 4,936
   Units Outstanding (in thousands)               23                  32           n/a                       79                 719
   Investment Income Ratio *                   0.00%               0.00%           n/a                    0.00%               0.00%




                                            JNL/Alliance           JNL/Eagle          JNL/Eagle            JNL/FMR
                                              Capital             Core Equity          SmallCap            Balanced
                                           Growth Portfolio (C)    Portfolio        Equity Portfolio      Portfolio
                                           ---------------       ----------------   ---------------     ---------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     n/a                    $ 4,580            $ 5,301            $ 10,268
   Units Outstanding (in thousands)              n/a                        314                273                 859
   Investment Income Ratio *                     n/a                      0.00%              0.00%               0.13%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                          $ -               $ 4,512            $ 4,322             $ 8,699
   Units Outstanding (in thousands)                     -                   348                275                 790
   Investment Income Ratio *                        0.06%                 0.90%              0.00%               0.01%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      $ 1,923               $ 4,371            $ 5,125             $ 6,684
   Units Outstanding (in thousands)                   274                   354                347                 648
   Investment Income Ratio *                        0.24%                 0.83%              0.00%               1.36%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                      $ 2,402               $ 2,925            $ 3,056             $ 4,997
   Units Outstanding (in thousands)                   383                   273                251                 516
   Investment Income Ratio *                        0.00%                 0.81%              0.00%               1.53%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                      $ 1,294               $ 1,862            $ 1,877             $ 4,043
   Units Outstanding (in thousands)                   265                   236                220                 461
   Investment Income Ratio *                        0.00%                 0.78%              0.00%               2.19%



                                                JNL/FMR
                                            Mid-Cap Equity
                                               Portfolio
                                            ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 5,617
   Units Outstanding (in thousands)                     429
   Investment Income Ratio *                          0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 5,604
   Units Outstanding (in thousands)                     506
   Investment Income Ratio *                          0.28%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ 5,971
   Units Outstanding (in thousands)                     572
   Investment Income Ratio *                          0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 6,074
   Units Outstanding (in thousands)                     695
   Investment Income Ratio *                          0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        $ 6,204
   Units Outstanding (in thousands)                     951
   Investment Income Ratio *                          0.00%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH  ACQUISITION APRIL 30,
     2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/Franklin         JNL/Franklin                               JNL/Goldman
                                              Templeton            Templeton            JNL/Goldman             Sachs
                                                Income             Small Cap           Sachs Mid Cap        Short Duration
                                            Portfolio (C)       Value Portfolio (B)   Value Portfolio (B)  Bond Portfolio (C)
                                           -----------------    -----------------     ----------------     -----------------   -


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 10.767823          $ 12.368543          $ 12.557941           $ 10.142734
   Total Return *                                  5.49%***             8.71%***             8.72%***              1.78%***
   Ratio of Expenses **                               2.92%                2.92%                2.92%                 2.47%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                     n/a                $ 10.822833          $ 11.186412             n/a
   Total Return *                                 n/a                  -2.06%***             0.75%***             n/a
   Ratio of Expenses **                           n/a                      2.86%                2.72%             n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a


                                              JNL/JPMorgan         JNL/JPMorgan             JNL/                     JNL/
                                             International        International        Lazard Emerging          Lazard Mid Cap
                                            Equity Portfolio     Value Portfolio (A)   Markets Portfolio (C)   Value Portfolio
                                            -----------------    -----------------     ----------------        -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    $ 14.852999          $ 13.032392          $ 10.811520              $ 17.179980
   Total Return *                                     19.03%               27.24%            14.76%***                   10.50%
   Ratio of Expenses **                                2.95%                3.67%                2.47%                    3.62%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    $ 12.478356          $ 10.242631            n/a                    $ 15.547664
   Total Return *                                  12.58%***               14.30%            n/a                          4.95%
   Ratio of Expenses **                                2.95%                3.67%            n/a                          3.62%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                    $ 11.699840           $ 8.960817            n/a                    $ 14.814425
   Total Return *                                   0.70%***            16.96%***            n/a                      11.71%***
   Ratio of Expenses **                                2.87%                3.67%            n/a                          3.62%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 10.413214           $ 7.981838            n/a                    $ 12.920566
   Total Return *                                  14.25%***            22.37%***            n/a                       5.83%***
   Ratio of Expenses **                                2.80%                2.80%            n/a                          2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     $ 8.883618           $ 6.031073            n/a                    $ 10.485075
   Total Return *                                  -1.43%***            -1.41%***            n/a                      13.24%***
   Ratio of Expenses **                                1.96%               2.300%            n/a                          2.45%


                                                  JNL/                 JNL/
                                            Lazard Small Cap          MCM 25
                                            Value Portfolio       Portfolio (C)
                                            -----------------    ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    $ 13.825552          $ 11.351254
   Total Return *                                     12.23%             3.63%***
   Ratio of Expenses **                                4.00%                2.92%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    $ 12.318952            n/a
   Total Return *                                      0.56%            n/a
   Ratio of Expenses **                                4.00%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                    $ 12.250761            n/a
   Total Return *                                  15.46%***            n/a
   Ratio of Expenses **                                4.00%            n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 11.853314            n/a
   Total Return *                                   7.44%***            n/a
   Ratio of Expenses **                                2.80%            n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     $ 8.930386            n/a
   Total Return *                                  10.91%***            n/a
   Ratio of Expenses **                                2.45%            n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(B)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/Franklin         JNL/Franklin                               JNL/Goldman
                                              Templeton            Templeton            JNL/Goldman             Sachs
                                                Income             Small Cap           Sachs Mid Cap        Short Duration
                                            Portfolio (C)       Value Portfolio (B)   Value Portfolio (B)  Bond Portfolio (C)
                                           -----------------    -----------------     ----------------     -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 10.887761          $ 12.695707          $ 12.889320           $ 10.218127
   Total Return *                                  8.88%***               16.13%               14.18%              2.14%***
   Ratio of Expenses **                               1.40%                1.35%                1.35%                 1.35%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                     n/a                $ 10.931928          $ 11.288517             n/a
   Total Return *                                 n/a                  -0.22%***            -0.04%***             n/a
   Ratio of Expenses **                           n/a                      1.35%                1.35%             n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a
                                                                                                                  n/a
PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a


                                             JNL/JPMorgan         JNL/JPMorgan             JNL/                  JNL/
                                            International        International        Lazard Emerging       Lazard Mid Cap
                                           Equity Portfolio     Value Portfolio (A)   Markets Portfolio (C)Value Portfolio
                                           -----------------    -----------------     ----------------     -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 18.102209          $ 16.353590          $ 10.892120           $ 21.462784
   Total Return *                                    21.07%               30.54%             9.15%***                13.31%
   Ratio of Expenses **                               1.25%                1.10%                1.35%                 1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 14.952201          $ 12.527634            n/a                 $ 18.941460
   Total Return *                                     9.32%               17.27%            n/a                       7.62%
   Ratio of Expenses **                               1.25%                1.10%            n/a                       1.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 13.677913          $ 10.682523            n/a                 $ 17.600238
   Total Return *                                    14.89%               17.19%            n/a                      13.67%
   Ratio of Expenses **                               1.25%                1.10%            n/a                       1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 11.904771           $ 8.737517            n/a                 $ 14.143691
   Total Return *                                  7.68%***            10.27%***            n/a                    4.61%***
   Ratio of Expenses **                               1.25%                1.25%            n/a                       1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    $ 6.910248          $ 10.140477            n/a                  $ 9.197975
   Total Return *                                   -21.69%             1.40%***            n/a                     -15.28%
   Ratio of Expenses **                               1.40%                1.40%            n/a                       1.40%


                                                 JNL/                 JNL/
                                           Lazard Small Cap          MCM 25
                                           Value Portfolio       Portfolio (C)
                                           -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 17.861338          $ 12.865708
   Total Return *                                    15.52%             4.97%***
   Ratio of Expenses **                               1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 15.461306            n/a
   Total Return *                                     3.51%            n/a
   Ratio of Expenses **                               1.10%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 14.937420            n/a
   Total Return *                                    11.68%            n/a
   Ratio of Expenses **                               1.10%            n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 12.975393            n/a
   Total Return *                                  4.79%***            n/a
   Ratio of Expenses **                               1.25%            n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    $ 8.998926            n/a
   Total Return *                                   -18.37%            n/a
   Ratio of Expenses **                               1.40%            n/a


*      TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE
       UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE
       EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED
       THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A) COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(B) COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C) COMMENCEMENT OF OPERATIONS MAY 1, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/Franklin         JNL/Franklin                               JNL/Goldman
                                              Templeton            Templeton            JNL/Goldman             Sachs
                                                Income             Small Cap           Sachs Mid Cap        Short Duration
                                            Portfolio (C)       Value Portfolio (B)   Value Portfolio (B)  Bond Portfolio (C)
                                           -----------------    -----------------     ----------------     -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 5,251              $ 1,909              $ 1,796               $ 1,443
   Units Outstanding (in thousands)                     484                  152                  141                   142
   Investment Income Ratio *                          0.47%                0.07%                0.09%                 0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      n/a                      $ 522                $ 443             n/a
   Units Outstanding (in thousands)               n/a                         48                   40             n/a
   Investment Income Ratio *                      n/a                      0.00%                0.00%             n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      n/a                  n/a                  n/a                   n/a
   Units Outstanding (in thousands)               n/a                  n/a                  n/a                   n/a
   Investment Income Ratio *                      n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                      n/a                  n/a                  n/a                   n/a
   Units Outstanding (in thousands)               n/a                  n/a                  n/a                   n/a
   Investment Income Ratio *                      n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                      n/a                  n/a                  n/a                   n/a
   Units Outstanding (in thousands)               n/a                  n/a                  n/a                   n/a
   Investment Income Ratio *                      n/a                  n/a                  n/a                   n/a


                                             JNL/JPMorgan         JNL/JPMorgan             JNL/                  JNL/
                                            International        International        Lazard Emerging       Lazard Mid Cap
                                           Equity Portfolio     Value Portfolio (A)   Markets Portfolio (C)Value Portfolio
                                           -----------------    -----------------     ----------------     -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 8,157             $ 16,995              $ 1,501              $ 10,578
   Units Outstanding (in thousands)                     519                1,056                  138                   541
   Investment Income Ratio *                          0.17%                0.14%                0.00%                 0.20%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 3,690              $ 5,673            n/a                     $ 8,755
   Units Outstanding (in thousands)                     308                  447            n/a                         508
   Investment Income Ratio *                          1.82%                0.51%            n/a                      11.08%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ 3,078              $ 2,677            n/a                     $ 5,868
   Units Outstanding (in thousands)                     295                  233            n/a                         368
   Investment Income Ratio *                          1.34%                1.49%            n/a                       0.20%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 2,389                $ 775            n/a                     $ 1,954
   Units Outstanding (in thousands)                     268                   69            n/a                         154
   Investment Income Ratio *                          1.77%                4.33%            n/a                       0.39%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        $ 1,942                 $ 60            n/a                       $ 574
   Units Outstanding (in thousands)                     281                    6            n/a                          63
   Investment Income Ratio *                          0.87%                2.80%            n/a                       0.35%


                                                 JNL/                 JNL/
                                           Lazard Small Cap          MCM 25
                                           Value Portfolio       Portfolio (C)
                                           -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 7,426             $ 25,126
   Units Outstanding (in thousands)                     448                2,053
   Investment Income Ratio *                          0.67%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 5,876            n/a
   Units Outstanding (in thousands)                     408            n/a
   Investment Income Ratio *                          5.61%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ 4,898            n/a
   Units Outstanding (in thousands)                     348            n/a
   Investment Income Ratio *                          0.05%            n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 3,162            n/a
   Units Outstanding (in thousands)                     256            n/a
   Investment Income Ratio *                          0.00%            n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        $ 1,024            n/a
   Units Outstanding (in thousands)                     115            n/a
   Investment Income Ratio *                          0.00%            n/a


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(B)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/               JNL/MCM              JNL/MCM                 JNL/MCM
                                                MCM 25            Bond Index         Communications          Consumer Brands
                                           Portfolio NY (D)      Portfolio (A)       Sector Portfolio (C)    Sector PORTFOLIO (C)
                                           -----------------    ----------------     ----------------        ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 14.899713         $ 10.120441           $ 5.591933              $ 9.972542
   Total Return *                                     4.85%              -0.23%               32.69%                   9.44%
   Ratio of Expenses **                               3.72%               3.82%                2.56%                  3.595%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 14.210426         $ 10.143772           $ 4.214321              $ 9.112139
   Total Return *                                    -6.59%              -1.96%             0.41%***                  -5.84%
   Ratio of Expenses **                               3.72%               3.82%                2.56%                  3.595%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 15.213245         $ 10.346481           $ 4.328555              $ 9.677786
   Total Return *                                 13.85%***            3.18%***             8.65%***                4.79%***
   Ratio of Expenses **                               3.72%               3.82%                2.37%                  3.595%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 13.157632         $ 10.611308           $ 3.890754              $ 9.945277
   Total Return *                                  1.28%***            1.13%***             6.81%***                1.83%***
   Ratio of Expenses **                              2.595%               2.65%                1.65%                   1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.218284         $ 10.618420                  n/a                     n/a
   Total Return *                                 -4.73%***            1.32%***                  n/a                     n/a
   Ratio of Expenses **                               2.45%               2.30%                  n/a                     n/a


                                                                                          JNL/MCM
                                                JNL/MCM              JNL/MCM              Enhanced                JNL/MCM
                                                Dow SM            Dow Dividend          S&P 500 Stock            Financial
                                            10 Portfolio (D)      Portfolio (E)      Index Portfolio (B)     Sector Portfolio (C)
                                            ----------------     ----------------    --------------------    -------------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 15.082401          $ 11.682082              $ 8.387626            $ 13.112098
   Total Return *                                    24.76%            14.43%***                  12.81%                 15.07%
   Ratio of Expenses **                               3.72%                2.92%                   3.52%                  3.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 12.089088            n/a                    $ 7.435297            $ 11.394730
   Total Return *                                    -9.13%            n/a                         0.65%                  2.88%
   Ratio of Expenses **                               3.72%            n/a                         3.52%                  3.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 13.303897            n/a                    $ 7.387514            $ 11.075714
   Total Return *                                  5.29%***            n/a                     10.45%***               9.86%***
   Ratio of Expenses **                               3.72%            n/a                         3.52%                  3.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 13.619993            n/a                    $ 7.156376            $ 10.205726
   Total Return *                                  1.23%***            n/a                     13.92%***               2.06%***
   Ratio of Expenses **                              2.595%            n/a                         2.65%                  1.82%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 11.104801            n/a                    $ 5.768271                    n/a
   Total Return *                                 11.50%***            n/a                      2.43%***                    n/a
   Ratio of Expenses **                            2.30%               n/a                      2.30%                       n/a



                                                JNL/MCM                JNL/MCM
                                                 Global              Healthcare
                                            15 Portfolio (A)     Sector Portfolio (C)
                                            -----------------    --------------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    $ 21.035758             $ 10.177309
   Total Return *                                     34.84%                   2.50%
   Ratio of Expenses **                                3.72%                   3.62%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    $ 15.600994              $ 9.929040
   Total Return *                                      6.11%                   3.80%
   Ratio of Expenses **                                3.72%                   3.62%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                    $ 14.702177              $ 9.565977
   Total Return *                                  21.18%***               -0.25%***
   Ratio of Expenses **                                3.72%                   3.62%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 12.194412             $ 10.192820
   Total Return *                                   1.63%***                1.93%***
   Ratio of Expenses **                               2.595%                   1.82%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     $ 9.641049                     n/a
   Total Return *                                  -3.45%***                     n/a
   Ratio of Expenses **                             2.30%                        n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2006.

(E)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/               JNL/MCM              JNL/MCM              JNL/MCM
                                                MCM 25            Bond Index         Communications       Consumer Brands
                                           Portfolio NY (D)      Portfolio (A)       Sector Portfolio (C) Sector PORTFOLIO (C)
                                           -----------------    ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 16.351618         $ 11.579585           $ 6.170303          $ 11.885292
   Total Return *                                     5.70%               2.51%               34.43%               12.04%
   Ratio of Expenses **                               1.25%               1.10%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 15.470073         $ 11.295672           $ 4.589999          $ 10.608405
   Total Return *                                    -4.26%               0.74%               -0.29%               -3.65%
   Ratio of Expenses **                               1.25%               1.10%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 16.158799         $ 11.213047           $ 4.603328          $ 11.009928
   Total Return *                                    20.45%               4.30%               16.21%                8.74%
   Ratio of Expenses **                               1.25%               1.10%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 13.415707         $ 10.272739           $ 3.961297          $ 10.125434
   Total Return *                                 12.22%***               1.53%             6.83%***             1.85%***
   Ratio of Expenses **                               1.25%               1.40%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.150521         $ 10.117737                  n/a                  n/a
   Total Return *                                  1.51%***            1.18%***                  n/a                  n/a
   Ratio of Expenses **                               1.40%               1.40%                  n/a                  n/a


                                                                                         JNL/MCM
                                              JNL/MCM              JNL/MCM              Enhanced                JNL/MCM
                                              Dow SM            Dow Dividend          S&P 500 Stock            Financial
                                          10 Portfolio (D)      Portfolio (E)      Index Portfolio (B)     Sector Portfolio (C)
                                          ----------------     ----------------    --------------------    -------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 16.828730          $ 11.874162             $ 10.086947            $ 15.067748
   Total Return *                                  27.87%            18.74%***                  15.56%                 17.22%
   Ratio of Expenses **                             1.25%                1.20%                   1.10%                  1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 13.160609            n/a                    $ 8.728429            $ 12.854726
   Total Return *                                  -6.86%            n/a                         3.11%                  4.80%
   Ratio of Expenses **                             1.25%            n/a                         1.10%                  1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 14.130656            n/a                    $ 8.465552            $ 12.266068
   Total Return *                                   1.76%            n/a                         7.73%                 12.14%
   Ratio of Expenses **                             1.25%            n/a                         1.10%                  1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 13.886137            n/a                    $ 7.639067            $ 10.938291
   Total Return *                               14.31%***            n/a                      7.17%***               2.33%***
   Ratio of Expenses **                             1.25%            n/a                         1.25%                  1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 11.477618            n/a                   $ 10.640831                    n/a
   Total Return *                               14.78%***            n/a                      6.41%***                    n/a
   Ratio of Expenses **                             1.40%            n/a                         1.40%                    n/a


                                              JNL/MCM                JNL/MCM
                                               Global              Healthcare
                                          15 Portfolio (A)     Sector Portfolio (C)
                                          -----------------    --------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 23.471050             $ 12.157988
   Total Return *                                   38.20%                   4.95%
   Ratio of Expenses **                              1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 16.983544             $ 11.584406
   Total Return *                                    8.76%                   6.28%
   Ratio of Expenses **                              1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 15.615619             $ 10.900188
   Total Return *                                   25.59%                   2.21%
   Ratio of Expenses **                              1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 12.433563             $ 10.664169
   Total Return *                                 1.02%***                2.21%***
   Ratio of Expenses **                              1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                  $ 10.108930                     n/a
   Total Return *                                 1.09%***                     n/a
   Ratio of Expenses **                              1.40%                     n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2006.

(E)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/               JNL/MCM              JNL/MCM              JNL/MCM
                                                MCM 25            Bond Index         Communications       Consumer Brands
                                           Portfolio NY (D)      Portfolio (A)       Sector Portfolio (C) Sector PORTFOLIO (C)
                                           -----------------    ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ -                  $ 15,092        -     $ 2,350                $ 737
   Units Outstanding (in thousands)                       -               1,355                  360                   64
   Investment Income Ratio *                          0.00%               0.14%                0.14%                0.01%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 21,625             $ 9,542                $ 477                $ 625
   Units Outstanding (in thousands)                   1,431                 875                   97                   61
   Investment Income Ratio *                          0.00%               3.45%               10.94%                3.24%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 18,623             $ 4,234                $ 296                $ 211
   Units Outstanding (in thousands)                   1,173                 388                   54                   20
   Investment Income Ratio *                          0.00%               0.59%                0.01%                0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 7,122               $ 567                  $ -                  $ -
   Units Outstanding (in thousands)                     535                  53                    -                    -
   Investment Income Ratio *                          0.00%               4.56%                0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                          $ 240                $ 20                  n/a                  n/a
   Units Outstanding (in thousands)                      23                   2                  n/a                  n/a
   Investment Income Ratio *                          0.00%               5.38%                  n/a                  n/a



                                                                                          JNL/MCM
                                               JNL/MCM              JNL/MCM              Enhanced                JNL/MCM
                                               Dow SM            Dow Dividend          S&P 500 Stock            Financial
                                           10 Portfolio (D)      Portfolio (E)      Index Portfolio (B)     Sector Portfolio (C)
                                           ----------------     ----------------    --------------------    -------------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 25,879             $ 15,796  $-             $ 3,858                $ 1,974
   Units Outstanding (in thousands)                  1,577                1,338   -                 393                    139
   Investment Income Ratio *                         0.00%                0.00%                   0.41%                  0.06%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      $ 21,024            n/a                       $ 3,416                  $ 945
   Units Outstanding (in thousands)                  1,633            n/a                           392                     78
   Investment Income Ratio *                         0.00%            n/a                         7.70%                  2.38%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      $ 15,799            n/a                       $ 2,323                  $ 384
   Units Outstanding (in thousands)                  1,134            n/a                           262                     33
   Investment Income Ratio *                         0.00%            n/a                         0.34%                  0.10%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                       $ 8,608            n/a                       $ 1,156                   $ 24
   Units Outstanding (in thousands)                    624            n/a                           133                      2
   Investment Income Ratio *                         0.00%            n/a                         0.75%                  0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         $ 301            n/a                          $ 27                    n/a
   Units Outstanding (in thousands)                     27            n/a                             4                    n/a
   Investment Income Ratio *                         0.00%            n/a                         0.07%                    n/a



                                               JNL/MCM                JNL/MCM
                                                Global              Healthcare
                                           15 Portfolio (A)     Sector Portfolio (C)
                                           -----------------    --------------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 38,356                 $ 4,999
   Units Outstanding (in thousands)                   1,677                     433
   Investment Income Ratio *                          0.00%                   0.05%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 20,182                 $ 4,424
   Units Outstanding (in thousands)                   1,215                     401
   Investment Income Ratio *                          0.00%                   0.97%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 11,079                 $ 1,287
   Units Outstanding (in thousands)                     719                     123
   Investment Income Ratio *                          0.00%                   0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 1,357                    $ 35
   Units Outstanding (in thousands)                     110                       3
   Investment Income Ratio *                          0.00%                   0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                           $ 93                     n/a
   Units Outstanding (in thousands)                      10                     n/a
   Investment Income Ratio *                          0.00%                     n/a


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006.

(E)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                               JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                            International            JNL 5            JNL Optimized           Nasdaq(R)
                                           Index Portfolio (A)   Portfolio (D)       5 Portfolio (E)      15 Portfolio (D)
                                           -----------------    ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 16.691558         $ 13.425250          $ 10.624143          $ 10.581413
   Total Return *                                    20.88%              15.19%             6.26%***                1.65%
   Ratio of Expenses **                               3.82%               3.11%                2.95%                2.82%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 13.807835         $ 11.654963                  n/a          $ 10.409995
   Total Return *                                     9.07%           -0.84%***                  n/a            14.52%***
   Ratio of Expenses **                               3.82%               3.11%                  n/a                2.82%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 12.659046         $ 10.869331                  n/a          $ 10.818653
   Total Return *                                 14.91%***            1.79%***                  n/a             1.11%***
   Ratio of Expenses **                               3.82%               2.95%                  n/a                2.35%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 11.274745                 n/a                  n/a                  n/a
   Total Return *                                  2.54%***                 n/a                  n/a                  n/a
   Ratio of Expenses **                              2.595%                 n/a                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.297913                 n/a                  n/a                  n/a
   Total Return *                                  2.98%***                 n/a                  n/a                  n/a
   Ratio of Expenses **                               1.82%                 n/a                  n/a                  n/a


                                               JNL/MCM              JNL/MCM             JNL/MCM              JNL/MCM
                                              Oil & Gas              S&P(R)             S&P(R)            S&P 400 MidCap
                                           Sector Portfolio (C) 10 Portfolio (B)    24 Portfolio (E)     Index Portfolio (A)
                                           ----------------     ----------------    -----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 23.639818          $ 16.344288          $ 10.154287          $ 13.628381
   Total Return *                                   16.45%                0.46%             6.01%***                5.59%
   Ratio of Expenses **                              3.67%                4.00%                2.95%                3.82%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 20.300374          $ 16.268795                  n/a          $ 12.907166
   Total Return *                                   31.87%               31.81%                  n/a                7.80%
   Ratio of Expenses **                              3.67%                4.00%                  n/a                3.82%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 15.394036          $ 12.342253                  n/a          $ 11.973757
   Total Return *                                -1.74%***            23.51%***                  n/a            10.97%***
   Ratio of Expenses **                              3.67%                4.00%                  n/a                3.82%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 13.120936          $ 11.115606                  n/a          $ 10.961560
   Total Return *                                 5.37%***             1.89%***                  n/a            19.40%***
   Ratio of Expenses **                              1.65%               2.595%                  n/a                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                          n/a           $ 9.589985                  n/a           $ 8.431162
   Total Return *                                      n/a            -9.58%***                  n/a            -0.85%***
   Ratio of Expenses **                                n/a                2.30%                  n/a                2.30%



                                               JNL/MCM              JNL/MCM
                                               S&P 500          Select Small-Cap
                                           Index Portfolio (A)   Portfolio (E)
                                           -----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 11.096665          $ 18.491286
   Total Return *                                    12.87%            -2.48%***
   Ratio of Expenses **                               3.82%                3.36%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    $ 9.831750                  n/a
   Total Return *                                     0.47%                  n/a
   Ratio of Expenses **                               3.82%                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                    $ 9.785439                  n/a
   Total Return *                                  6.07%***                  n/a
   Ratio of Expenses **                               3.82%                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 9.423812                  n/a
   Total Return *                                 13.37%***                  n/a
   Ratio of Expenses **                               2.80%                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    $ 7.620310                  n/a
   Total Return *                                 -7.67%***                  n/a
   Ratio of Expenses **                               2.30%                  n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  INCEPTION DATE JULY 22, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  INCEPTION DATE OCTOBER 1, 2004.

(E)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                               JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                            International            JNL 5            JNL Optimized           Nasdaq(R)
                                           Index Portfolio (A)   Portfolio (D)       5 Portfolio (E)      15 Portfolio (D)
                                           -----------------    ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 19.005048         $ 14.010976          $ 10.744631          $ 10.959412
   Total Return *                                    24.08%              17.48%             7.45%***                3.25%
   Ratio of Expenses **                               1.20%               1.25%                1.40%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 15.316154         $ 11.926526                  n/a          $ 10.614333
   Total Return *                                  0.38%***               9.28%                  n/a               -2.15%
   Ratio of Expenses **                               1.20%               1.25%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 13.659915         $ 10.913899                  n/a          $ 10.847246
   Total Return *                                    13.06%               1.42%                  n/a               -0.85%
   Ratio of Expenses **                               1.25%               1.25%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 13.958057                 n/a                  n/a                  n/a
   Total Return *                                    35.39%                 n/a                  n/a                  n/a
   Ratio of Expenses **                               1.40%                 n/a                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.309147                 n/a                  n/a                  n/a
   Total Return *                                  3.09%***                 n/a                  n/a                  n/a
   Ratio of Expenses **                               1.40%                 n/a                  n/a                  n/a


                                               JNL/MCM              JNL/MCM             JNL/MCM              JNL/MCM
                                              Oil & Gas              S&P(R)             S&P(R)            S&P 400 MidCap
                                           Sector Portfolio (C) 10 Portfolio (B)    24 Portfolio (E)     Index Portfolio (A)
                                           ----------------     ----------------    -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 28.341626          $ 18.466480          $ 10.228297          $ 15.517528
   Total Return *                                   19.29%                3.26%             2.28%***                8.38%
   Ratio of Expenses **                              1.25%                1.25%                1.20%                1.20%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 23.757688          $ 17.883900                  n/a          $ 14.317370
   Total Return *                                   35.09%               35.48%                  n/a            -0.14%***
   Ratio of Expenses **                              1.25%                1.25%                  n/a                1.20%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 17.586279          $ 13.200490                  n/a          $ 12.920648
   Total Return *                                   31.65%               16.47%                  n/a               14.35%
   Ratio of Expenses **                              1.25%                1.25%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 13.358794          $ 11.333552                  n/a          $ 11.299436
   Total Return *                                 5.39%***             8.58%***                  n/a             3.62%***
   Ratio of Expenses **                              1.25%                1.25%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                          n/a           $ 9.074024                  n/a          $ 10.431487
   Total Return *                                      n/a            -9.26%***                  n/a             4.31%***
   Ratio of Expenses **                                n/a                1.40%                  n/a                1.40%



                                               JNL/MCM              JNL/MCM
                                               S&P 500          Select Small-Cap
                                           Index Portfolio (A)   Portfolio (E)
                                           -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 12.462343          $ 21.661381
   Total Return *                                    13.82%            -1.07%***
   Ratio of Expenses **                               1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 10.949242                  n/a
   Total Return *                                     3.24%                  n/a
   Ratio of Expenses **                               1.10%                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 10.605996                  n/a
   Total Return *                                     7.10%                  n/a
   Ratio of Expenses **                               1.10%                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 9.714316                  n/a
   Total Return *                                  5.15%***                  n/a
   Ratio of Expenses **                               1.25%                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.617884                  n/a
   Total Return *                                  6.18%***                  n/a
   Ratio of Expenses **                               1.40%                  n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  INCEPTION DATE JULY 22, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  INCEPTION DATE OCTOBER 1, 2004.

(E)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                               JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                            International            JNL 5            JNL Optimized           Nasdaq(R)
                                           Index Portfolio (A)   Portfolio (D)       5 Portfolio (E)      15 Portfolio (D)
                                           -----------------    ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 30,700           $ 203,454              $ 4,684              $ 2,784
   Units Outstanding (in thousands)                   1,650              14,699                  437                  257
   Investment Income Ratio *                          0.21%               0.03%                0.05%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 16,989            $ 61,448                  n/a              $ 1,523
   Units Outstanding (in thousands)                   1,127               5,193                  n/a                  145
   Investment Income Ratio *                          3.24%               0.05%                  n/a                0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ 7,219             $ 5,265                  n/a              $ 1,211
   Units Outstanding (in thousands)                     530                 484                  n/a                  112
   Investment Income Ratio *                          0.19%               0.54%                  n/a                0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                          $ 663                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                      58                 n/a                  n/a                  n/a
   Investment Income Ratio *                          5.26%                 n/a                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                            $ -                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                       -                 n/a                  n/a                  n/a
   Investment Income Ratio *                          0.00%                 n/a                  n/a                  n/a


                                               JNL/MCM              JNL/MCM             JNL/MCM              JNL/MCM
                                              Oil & Gas              S&P(R)             S&P(R)            S&P 400 MidCap
                                           Sector Portfolio (C) 10 Portfolio (B)    24 Portfolio (E)     Index Portfolio (A)
                                           ----------------     ----------------    -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 15,509             $ 27,719              $ 1,404             $ 26,354
   Units Outstanding (in thousands)                    588                1,544                  137                1,735
   Investment Income Ratio *                         0.08%                0.00%                0.00%                0.10%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 5,400             $ 25,761                  n/a             $ 19,397
   Units Outstanding (in thousands)                    244                1,477                  n/a                1,376
   Investment Income Ratio *                         2.94%                0.00%                  n/a                1.44%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         $ 726             $ 16,372                  n/a             $ 12,780
   Units Outstanding (in thousands)                     45                1,266                  n/a                  996
   Investment Income Ratio *                         0.00%                0.00%                  n/a                0.01%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                           $ -              $ 8,406                  n/a              $ 2,080
   Units Outstanding (in thousands)                      -                  749                  n/a                  183
   Investment Income Ratio *                         0.00%                0.00%                  n/a                0.76%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                           n/a                $ 235                  n/a                $ 186
   Units Outstanding (in thousands)                    n/a                   25                  n/a                   22
   Investment Income Ratio *                           n/a                0.00%                  n/a                1.69%


                                               JNL/MCM              JNL/MCM
                                               S&P 500          Select Small-Cap
                                           Index Portfolio (A)   Portfolio (E)
                                           -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 38,038             $ 21,688
   Units Outstanding (in thousands)                   3,118                1,068
   Investment Income Ratio *                          0.11%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 26,374                  n/a
   Units Outstanding (in thousands)                   2,436                  n/a
   Investment Income Ratio *                          1.46%                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 16,269                  n/a
   Units Outstanding (in thousands)                   1,525                  n/a
   Investment Income Ratio *                          1.93%                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 4,371                  n/a
   Units Outstanding (in thousands)                     432                  n/a
   Investment Income Ratio *                          2.17%                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                          $ 258                  n/a
   Units Outstanding (in thousands)                      33                  n/a
   Investment Income Ratio *                          0.00%                  n/a


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  INCEPTION DATE JULY 22, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  INCEPTION DATE OCTOBER 1, 2004.

(E)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/MCM              JNL/MCM              JNL/MCM                JNL/MCM
                                     Select Small-Cap        Small Cap            Technology            Value Line(R)
                                     Portfolio NY (E)     Index Portfolio (A)  Sector Portfolio (B)   25 Portfolio (C)
                                     -----------------    -----------------    -----------------      ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                             $ 18.733563          $ 13.923760           $ 5.507145           $ 14.489618
   Total Return *                               8.29%               13.09%                6.03%                -4.76%
   Ratio of Expenses **                         3.72%                3.82%                3.10%                 3.36%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             $ 17.299122          $ 12.311569           $ 5.194080           $ 15.213596
   Total Return *                               4.78%                0.33%               -0.69%             -0.73%***
   Ratio of Expenses **                         3.72%                3.82%                3.10%                 3.36%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                             $ 16.510166          $ 12.271545           $ 5.230077           $ 11.335448
   Total Return *                           15.73%***            14.50%***            -0.66%***              6.23%***
   Ratio of Expenses **                         3.72%                3.82%                3.10%                 2.72%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             $ 15.471726          $ 11.077352           $ 5.692291                   n/a
   Total Return *                           20.85%***            23.88%***             0.75%***                   n/a
   Ratio of Expenses **                         2.80%                2.80%                1.65%                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 10.772237           $ 7.835213                  n/a                   n/a
   Total Return *                           -5.51%***            -5.83%***                  n/a                   n/a
   Ratio of Expenses **                         2.45%                2.45%                  n/a                   n/a


                                         JNL/MCM          JNL/Oppenheimer      JNL/Oppenheimer         JNL/PIMCO
                                           VIP             Global Growth            Growth           Total Return
                                      Portfolio (C)          Portfolio            Portfolio         Bond Portfolio
                                     ----------------     ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $ 12.783308          $ 13.170060           $ 8.370158          $ 11.428512
   Total Return *                              8.79%               13.17%                1.85%               -0.57%
   Ratio of Expenses **                        3.06%                3.30%               2.945%                4.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $ 11.750182          $ 11.637000           $ 8.217958          $ 11.494418
   Total Return *                           8.27%***               10.06%                6.00%               -1.69%
   Ratio of Expenses **                        3.06%                3.30%               2.945%                4.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 11.043498          $ 10.573497           $ 7.752652          $ 11.692133
   Total Return *                           4.97%***            14.29%***             6.86%***             3.02%***
   Ratio of Expenses **                        2.76%                3.30%               2.945%                4.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    n/a           $ 9.414598           $ 7.690909          $ 12.497363
   Total Return *                                n/a            14.61%***             1.97%***            -1.89%***
   Ratio of Expenses **                          n/a                2.65%                2.80%                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    n/a           $ 6.911561           $ 6.754412          $ 12.475080
   Total Return *                                n/a            -6.21%***            -0.08%***             2.01%***
   Ratio of Expenses **                          n/a                2.45%                2.45%                2.45%


                                         JNL/PPM            JNL/Putnam
                                     America High Yield       Equity
                                     Bond Portfolio (D)     Portfolio
                                     ----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    n/a          $ 20.953301
   Total Return *                                n/a               10.76%
   Ratio of Expenses **                          n/a                2.67%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    n/a          $ 18.918417
   Total Return *                                n/a            -1.16%***
   Ratio of Expenses **                          n/a                2.67%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 12.558214          $ 18.516185
   Total Return *                           4.43%***               10.47%
   Ratio of Expenses **                        4.00%                2.30%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                            $ 13.736486          $ 16.760848
   Total Return *                           6.88%***            12.56%***
   Ratio of Expenses **                        2.80%                2.30%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 12.226651          $ 13.693344
   Total Return *                           5.15%***            -1.04%***
   Ratio of Expenses **                        2.45%               2.095%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(C)  INCEPTION DATE OCTOBER 1, 2004.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(E)  For 2006, the period is from January 1, 2006 through  acquisition April 30,
     2006. Unit values disclosed are as of April 30, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/MCM              JNL/MCM              JNL/MCM                JNL/MCM
                                     Select Small-Cap        Small Cap            Technology            Value Line(R)
                                     Portfolio NY (E)     Index Portfolio (A)  Sector Portfolio (B)   25 Portfolio (C)
                                     -----------------    -----------------    -----------------      ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                             $ 20.558686          $ 15.853683           $ 6.327776           $ 15.196508
   Total Return *                               9.17%               16.09%                8.00%                -2.57%
   Ratio of Expenses **                         1.25%                1.20%                1.25%                 1.35%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             $ 18.832221          $ 13.656516           $ 5.858937           $ 15.597200
   Total Return *                               7.39%               -0.39%                1.16%                37.14%
   Ratio of Expenses **                         1.25%                1.20%                1.25%                 1.35%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                             $ 17.536004          $ 13.241958           $ 5.791601           $ 11.373027
   Total Return *                              10.83%               15.97%               -0.07%             13.73%***
   Ratio of Expenses **                         1.25%                1.25%                1.25%                 1.35%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             $ 15.821819          $ 11.418840           $ 5.795488                   n/a
   Total Return *                            5.57%***             4.54%***             0.77%***                   n/a
   Ratio of Expenses **                         1.25%                1.25%                1.25%                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 10.503766          $ 10.529964                  n/a                   n/a
   Total Return *                            5.04%***             5.30%***                  n/a                   n/a
   Ratio of Expenses **                         1.40%                1.40%                  n/a                   n/a


                                         JNL/MCM          JNL/Oppenheimer      JNL/Oppenheimer         JNL/PIMCO
                                           VIP             Global Growth           Growth            Total Return
                                      Portfolio (C)          Portfolio            Portfolio         Bond Portfolio
                                     ----------------     ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $ 13.311428          $ 14.918042           $ 9.214070          $ 14.765246
   Total Return *                             10.78%               15.68%                3.59%                2.34%
   Ratio of Expenses **                        1.25%                1.10%                1.25%                1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $ 12.016520          $ 12.895425           $ 8.894840          $ 14.427059
   Total Return *                              8.42%               12.50%                7.81%                1.19%
   Ratio of Expenses **                        1.25%                1.10%                1.25%                1.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 11.083687          $ 11.462639           $ 8.250535          $ 14.256836
   Total Return *                           0.15%***               15.38%               -0.18%                4.70%
   Ratio of Expenses **                        1.25%                1.10%                1.25%                1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    n/a           $ 9.787978           $ 8.108315          $ 13.680473
   Total Return *                                n/a             7.49%***               16.14%             1.10%***
   Ratio of Expenses **                          n/a                1.25%                1.40%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    n/a           $ 7.034003           $ 6.981291          $ 10.494459
   Total Return *                                n/a              -23.41%              -26.33%                7.33%
   Ratio of Expenses **                          n/a                1.40%                1.40%                1.40%


                                         JNL/PPM               JNL/Putnam
                                     America High Yield         Equity
                                     Bond Portfolio (D)        Portfolio
                                     ----------------       -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    n/a             $ 24.718815
   Total Return *                                n/a                  12.34%
   Ratio of Expenses **                          n/a                   1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    n/a             $ 22.004337
   Total Return *                                n/a                   7.40%
   Ratio of Expenses **                          n/a                   1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 16.488214             $ 20.488089
   Total Return *                              4.75%                  11.64%
   Ratio of Expenses **                        1.10%                   1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                            $ 15.703877             $ 18.351886
   Total Return *                           3.71%***                5.27%***
   Ratio of Expenses **                        1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 9.748270              $ 6.208732
   Total Return *                              0.63%                 -25.15%
   Ratio of Expenses **                        1.40%                   1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(C)  INCEPTION DATE OCTOBER 1, 2004.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(E)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                   JNL/MCM              JNL/MCM              JNL/MCM                JNL/MCM
                                               Select Small-Cap        Small Cap            Technology            Value Line(R)
                                               Portfolio NY (E)     Index Portfolio (A)  Sector Portfolio (B)   25 Portfolio (C)
                                               -----------------    -----------------    -----------------      ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                                $ -             $ 24,401              $ 2,834              $ 55,821
   Units Outstanding (in thousands)                           -                1,561                  457                 3,724
   Investment Income Ratio *                              0.00%                0.12%                0.01%                 0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                           $ 16,877             $ 16,352              $ 1,493              $ 37,396
   Units Outstanding (in thousands)                         917                1,208                  259                 2,415
   Investment Income Ratio *                              0.00%                2.03%                2.12%                 0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                           $ 10,129             $ 10,539                $ 479              $ 13,941
   Units Outstanding (in thousands)                         587                  790                   85                 1,228
   Investment Income Ratio *                              0.00%                0.01%                0.00%                 0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                            $ 6,217              $ 2,844                  $ -                   n/a
   Units Outstanding (in thousands)                         397                  228                    -                   n/a
   Investment Income Ratio *                              0.00%                1.00%                0.00%                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                              $ 270                $ 206                  n/a                   n/a
   Units Outstanding (in thousands)                          25                   26                  n/a                   n/a
   Investment Income Ratio *                              0.00%                2.87%                  n/a                   n/a


                                                   JNL/MCM          JNL/Oppenheimer      JNL/Oppenheimer         JNL/PIMCO
                                                     VIP             Global Growth            Growth           Total Return
                                                Portfolio (C)          Portfolio            Portfolio         Bond Portfolio
                                               ----------------     ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                          $ 14,190             $ 13,164              $ 2,167             $ 29,128
   Units Outstanding (in thousands)                      1,079                  922                  242                2,158
   Investment Income Ratio *                             0.02%                0.05%                0.00%                0.30%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                           $ 6,589              $ 8,280              $ 1,853             $ 23,626
   Units Outstanding (in thousands)                        553                  667                  213                1,800
   Investment Income Ratio *                             0.61%                0.27%                0.14%                4.58%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                             $ 311              $ 5,284              $ 1,446             $ 15,501
   Units Outstanding (in thousands)                         28                  474                  178                1,210
   Investment Income Ratio *                             0.25%                0.18%                0.00%                2.05%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                               n/a              $ 2,389                $ 680              $ 8,875
   Units Outstanding (in thousands)                        n/a                  248                   85                  747
   Investment Income Ratio *                               n/a                0.00%                0.00%                1.69%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                               n/a                $ 925                $ 445              $ 5,768
   Units Outstanding (in thousands)                        n/a                  133                   64                  540
   Investment Income Ratio *                               n/a                0.00%                0.00%                0.03%


                                                   JNL/PPM              JNL/Putnam
                                               America High Yield         Equity
                                               Bond Portfolio (D)       Portfolio
                                               ----------------      -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                               n/a                $ 2,794
   Units Outstanding (in thousands)                        n/a                    230
   Investment Income Ratio *                               n/a                  0.08%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                               n/a                $ 3,137
   Units Outstanding (in thousands)                        n/a                    315
   Investment Income Ratio *                               n/a                  0.82%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                               $ -                $ 3,154
   Units Outstanding (in thousands)                          -                    352
   Investment Income Ratio *                             4.93%                  0.58%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                          $ 11,551                $ 3,386
   Units Outstanding (in thousands)                        900                    427
   Investment Income Ratio *                             8.22%                  0.32%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                           $ 4,746                $ 3,019
   Units Outstanding (in thousands)                        481                    486
   Investment Income Ratio *                             8.93%                  0.00%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(C)  INCEPTION DATE OCTOBER 1, 2004.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004.

(E)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/Putnam           JNL/Putnam            JNL/S&P              JNL/S&P
                                         Midcap Growth         Value Equity        Core Index 50        Core Index 75
                                           Portfolio            Portfolio         Portfolio (B)(D)     Portfolio (C)(D)
                                        -----------------    -----------------    -----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 7.738090          $ 17.658545                  n/a                  n/a
   Total Return *                                  2.39%                7.46%                  n/a                  n/a
   Ratio of Expenses **                            3.22%                3.62%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 7.557339          $ 16.432959                  n/a                  n/a
   Total Return *                                  8.57%                1.19%                  n/a                  n/a
   Ratio of Expenses **                            3.22%                3.62%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 6.960762          $ 16.007678           $ 9.619537           $ 9.764111
   Total Return *                               7.21%***             5.96%***            -2.30%***             3.24%***
   Ratio of Expenses **                            3.22%                3.62%                3.52%                3.62%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 6.154228          $ 16.232717           $ 9.818384          $ 12.991655
   Total Return *                               2.52%***             7.18%***             5.32%***            24.20%***
   Ratio of Expenses **                            2.80%                2.80%                2.27%                1.82%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 4.848841          $ 13.924386                  n/a                  n/a
   Total Return *                               0.16%***             7.56%***                  n/a                  n/a
   Ratio of Expenses **                            1.96%                2.30%                  n/a                  n/a



                                                                 JNL/S&P                                   JNL/S&P
                                          JNL/S&P Core           Equity               JNL/S&P              Managed
                                           Index 100         Aggressive Growth     Equity Growth         Aggressive
                                        Portfolio (A)(D)     Portfolio I (D)      Portfolio I (D)      Growth Portfolio
                                        -----------------    ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a                  n/a          $ 12.900074
   Total Return *                                    n/a                 n/a                  n/a               11.64%
   Ratio of Expenses **                              n/a                 n/a                  n/a                3.47%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a                  n/a          $ 11.555580
   Total Return *                                    n/a                 n/a                  n/a                4.79%
   Ratio of Expenses **                              n/a                 n/a                  n/a                3.47%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 10.057638          $ 9.372908           $ 9.138399          $ 11.027755
   Total Return *                              -1.61%***           -3.45%***            -3.58%***             8.15%***
   Ratio of Expenses **                            2.92%               3.52%                3.52%                3.47%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                $ 10.072370          $ 9.999892           $ 9.685254          $ 10.536610
   Total Return *                               1.00%***              26.98%            26.41%***             7.96%***
   Ratio of Expenses **                            2.47%               2.30%                2.45%                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 8.450679          $ 7.875145           $ 7.715736           $ 8.750197
   Total Return *                              -1.18%***            5.95%***             9.08%***             8.67%***
   Ratio of Expenses **                            2.45%               2.30%                2.30%                2.30%



                                            JNL/S&P
                                            Managed              JNL/S&P
                                         Conservative            Managed
                                         Portfolio (E)       Growth Portfolio
                                        ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 10.846849          $ 12.628705
   Total Return *                                 4.75%               10.04%
   Ratio of Expenses **                           2.92%                3.67%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               $ 10.354700          $ 11.476118
   Total Return *                                 0.75%                3.57%
   Ratio of Expenses **                           2.92%                3.67%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 10.277468          $ 11.080077
   Total Return *                              1.21%***             8.85%***
   Ratio of Expenses **                           2.92%                3.67%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       n/a          $ 10.845506
   Total Return *                                   n/a             6.85%***
   Ratio of Expenses **                             n/a                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a           $ 9.381822
   Total Return *                                   n/a            -1.79%***
   Ratio of Expenses **                             n/a                2.30%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 3, 2003.

(C)  COMMENCEMENT OF OPERATIONS APRIL 15, 2003.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(E)  INCEPTION DATE OCTOBER 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/Putnam           JNL/Putnam            JNL/S&P              JNL/S&P
                                         Midcap Growth         Value Equity        Core Index 50        Core Index 75
                                           Portfolio            Portfolio         Portfolio (B)(D)     Portfolio (C)(D)
                                        -----------------    -----------------    -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 8.823603          $ 23.283251                  n/a                  n/a
   Total Return *                                  4.42%               11.63%                  n/a                  n/a
   Ratio of Expenses **                            1.25%                1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 8.449837          $ 20.858256                  n/a                  n/a
   Total Return *                                 10.72%                3.61%                  n/a                  n/a
   Ratio of Expenses **                            1.25%                1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 7.631388          $ 20.132020          $ 10.230340          $ 10.411346
   Total Return *                                 17.15%                8.54%                2.13%                0.85%
   Ratio of Expenses **                            1.25%                1.25%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 6.514304          $ 18.547694          $ 10.016562          $ 13.060454
   Total Return *                               3.10%***             3.68%***             7.81%***            24.73%***
   Ratio of Expenses **                            1.25%                1.25%                1.25%                1.40%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 5.096737           $ 7.499085                  n/a                  n/a
   Total Return *                                -30.30%              -20.98%                  n/a                  n/a
   Ratio of Expenses **                            1.40%                1.40%                  n/a                  n/a


                                                                 JNL/S&P                                   JNL/S&P
                                          JNL/S&P Core           Equity               JNL/S&P              Managed
                                           Index 100         Aggressive Growth     Equity Growth         Aggressive
                                        Portfolio (A)(D)     Portfolio I (D)      Portfolio I (D)      Growth Portfolio
                                        -----------------    ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a                  n/a          $ 15.661481
   Total Return *                                    n/a                 n/a                  n/a               14.13%
   Ratio of Expenses **                              n/a                 n/a                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a                  n/a          $ 13.721991
   Total Return *                                    n/a                 n/a                  n/a                7.13%
   Ratio of Expenses **                              n/a                 n/a                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 10.526501         $ 10.855254          $ 10.584990          $ 12.808455
   Total Return *                                  2.01%               2.34%                2.04%               11.22%
   Ratio of Expenses **                            1.25%               1.25%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                $ 10.318947         $ 10.607104          $ 10.373531          $ 11.516429
   Total Return *                               4.30%***            9.56%***             7.05%***             7.42%***
   Ratio of Expenses **                            1.25%               1.25%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 10.446153          $ 7.199696           $ 7.163703           $ 7.694273
   Total Return *                               4.46%***             -24.28%              -24.40%              -19.39%
   Ratio of Expenses **                            1.40%               1.40%                1.40%                1.40%



                                            JNL/S&P
                                            Managed              JNL/S&P
                                         Conservative            Managed
                                         Portfolio (E)       Growth Portfolio
                                        ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 11.234342          $ 15.600037
   Total Return *                                 6.41%               12.73%
   Ratio of Expenses **                           1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               $ 10.558004          $ 13.838200
   Total Return *                                 2.34%                6.10%
   Ratio of Expenses **                           1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 10.316431          $ 13.042053
   Total Return *                                 2.75%               10.03%
   Ratio of Expenses **                           1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       n/a          $ 11.853609
   Total Return *                                   n/a             5.00%***
   Ratio of Expenses **                             n/a                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a           $ 8.757295
   Total Return *                                   n/a              -13.62%
   Ratio of Expenses **                             n/a                1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 3, 2003.

(C)  COMMENCEMENT OF OPERATIONS APRIL 15, 2003.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(E)  INCEPTION DATE OCTOBER 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/Putnam           JNL/Putnam            JNL/S&P              JNL/S&P
                                         Midcap Growth         Value Equity        Core Index 50        Core Index 75
                                           Portfolio            Portfolio         Portfolio (B)(D)     Portfolio (C)(D)
                                        -----------------    -----------------    -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 2,381              $ 6,127                  n/a                  n/a
   Units Outstanding (in thousands)                  271                  466                  n/a                  n/a
   Investment Income Ratio *                       0.00%                0.00%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 2,161              $ 6,591                  n/a                  n/a
   Units Outstanding (in thousands)                  254                  578                  n/a                  n/a
   Investment Income Ratio *                       0.00%                1.00%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 1,793              $ 7,086                  $ -                  $ -
   Units Outstanding (in thousands)                  228                  660                    -                    -
   Investment Income Ratio *                       0.00%                1.41%                0.35%                0.67%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 1,354              $ 6,930                $ 381                 $ 62
   Units Outstanding (in thousands)                  199                  724                   36                    5
   Investment Income Ratio *                       0.00%                1.21%                0.18%                0.75%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                       $ 902              $ 5,875                  n/a                  n/a
   Units Outstanding (in thousands)                  171                  787                  n/a                  n/a
   Investment Income Ratio *                       0.00%                0.97%                  n/a                  n/a



                                                                 JNL/S&P                                   JNL/S&P
                                          JNL/S&P Core           Equity               JNL/S&P              Managed
                                           Index 100         Aggressive Growth     Equity Growth         Aggressive
                                        Portfolio (A)(D)     Portfolio I (D)      Portfolio I (D)      Growth Portfolio
                                        -----------------    ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                         n/a                 n/a                  n/a             $ 66,027
   Units Outstanding (in thousands)                  n/a                 n/a                  n/a                4,649
   Investment Income Ratio *                         n/a                 n/a                  n/a                0.09%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                         n/a                 n/a                  n/a             $ 63,956
   Units Outstanding (in thousands)                  n/a                 n/a                  n/a                5,166
   Investment Income Ratio *                         n/a                 n/a                  n/a                0.78%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         $ -                 $ -                  $ -             $ 62,568
   Units Outstanding (in thousands)                    -                   -                    -                5,414
   Investment Income Ratio *                       0.84%               0.06%                0.11%                0.29%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                       $ 521             $ 2,020             $ 23,904              $ 7,524
   Units Outstanding (in thousands)                   51                 213                2,576                  740
   Investment Income Ratio *                       1.07%               0.00%                0.02%                1.65%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        $ 48             $ 1,280              $ 5,701              $ 4,415
   Units Outstanding (in thousands)                    6                 174                  827                  571
   Investment Income Ratio *                       0.00%               0.08%                0.12%                1.22%



                                            JNL/S&P
                                            Managed              JNL/S&P
                                         Conservative            Managed
                                         Portfolio (E)       Growth Portfolio
                                        ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                    $ 9,825             $ 93,895
   Units Outstanding (in thousands)                 884                6,481
   Investment Income Ratio *                      0.17%                0.11%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                    $ 6,205             $ 73,034
   Units Outstanding (in thousands)                 592                5,715
   Investment Income Ratio *                      0.46%                1.27%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                    $ 1,200             $ 60,447
   Units Outstanding (in thousands)                 116                5,037
   Investment Income Ratio *                      0.00%                0.68%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        n/a             $ 31,119
   Units Outstanding (in thousands)                 n/a                2,931
   Investment Income Ratio *                        n/a                2.35%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        n/a             $ 14,462
   Units Outstanding (in thousands)                 n/a                1,725
   Investment Income Ratio *                        n/a                1.49%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 3, 2003.

(C)  COMMENCEMENT OF OPERATIONS APRIL 15, 2003.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004.

(E) INCEPTION DATE OCTOBER 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                            JNL/S&P              JNL/S&P
                                            Managed              Managed              JNL/S&P              JNL/S&P
                                            Moderate            Moderate            Retirement           Retirement
                                         Portfolio (A)       Growth Portfolio     2015 Portfolio (C)   2020 Portfolio (C)
                                        -----------------    ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 11.408016         $ 12.055314          $ 10.699744          $ 10.913562
   Total Return *                                  7.07%               8.20%             6.74%***             4.08%***
   Ratio of Expenses **                            3.06%               3.62%                2.92%                2.07%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 10.654469         $ 11.142109                  n/a                  n/a
   Total Return *                               3.87%***               2.64%                  n/a                  n/a
   Ratio of Expenses **                            3.06%               3.62%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 10.466154         $ 10.855567                  n/a                  n/a
   Total Return *                               1.87%***            6.59%***                  n/a                  n/a
   Ratio of Expenses **                            2.92%               3.62%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a         $ 10.766868                  n/a                  n/a
   Total Return *                                    n/a            7.47%***                  n/a                  n/a
   Ratio of Expenses **                              n/a               2.80%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a          $ 9.628911                  n/a                  n/a
   Total Return *                                    n/a            6.28%***                  n/a                  n/a
   Ratio of Expenses **                              n/a               2.30%                  n/a                  n/a



                                                                                       JNL/
                                            JNL/S&P              JNL/S&P             S&P Very            JNL/Select
                                          Retirement           Retirement         Aggressive Growth       Balanced
                                        2025 Portfolio (C)      Income (C)        Portfolio I (B)        Portfolio
                                        ----------------     ----------------     ----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 10.982351          $ 10.506277                  n/a          $ 21.485865
   Total Return *                              1.57%***             3.79%***                  n/a                9.98%
   Ratio of Expenses **                           2.07%                2.32%                  n/a                3.30%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                       n/a                  n/a                  n/a          $ 19.537009
   Total Return *                                   n/a                  n/a                  n/a                1.89%
   Ratio of Expenses **                             n/a                  n/a                  n/a                3.30%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                       n/a                  n/a          $ 10.047853          $ 19.174464
   Total Return *                                   n/a                  n/a             2.33%***             6.33%***
   Ratio of Expenses **                             n/a                  n/a                3.17%                3.30%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       n/a                  n/a          $ 10.162512          $ 18.663530
   Total Return *                                   n/a                  n/a            11.62%***             8.93%***
   Ratio of Expenses **                             n/a                  n/a                2.80%                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a                  n/a           $ 8.215024          $ 16.402339
   Total Return *                                   n/a                  n/a            -2.21%***             0.95%***
   Ratio of Expenses **                             n/a                  n/a                2.30%                2.30%




                                           JNL/Select           JNL/Select
                                         Global Growth          Large Cap
                                           Portfolio         Growth Portfolio
                                        -----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 23.065061          $ 23.216435
   Total Return *                                 10.57%                1.57%
   Ratio of Expenses **                            2.45%                2.95%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 20.859781          $ 22.857142
   Total Return *                                 -0.55%             7.25%***
   Ratio of Expenses **                            2.45%                2.95%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 20.974400          $ 22.554973
   Total Return *                               7.07%***            -0.27%***
   Ratio of Expenses **                            2.45%                2.92%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 9.192404          $ 22.334683
   Total Return *                                 22.25%            34.44%***
   Ratio of Expenses **                            1.40%               2.095%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 7.519648          $ 17.011265
   Total Return *                                -28.13%            -2.38%***
   Ratio of Expenses **                            1.40%                1.96%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(C)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                            JNL/S&P              JNL/S&P
                                            Managed              Managed              JNL/S&P              JNL/S&P
                                            Moderate            Moderate            Retirement           Retirement
                                         Portfolio (A)       Growth Portfolio     2015 Portfolio (C)   2020 Portfolio (C)
                                        -----------------    ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 11.879071         $ 14.825502          $ 10.860120          $ 10.983277
   Total Return *                                  9.02%              10.78%            10.50%***             9.83%***
   Ratio of Expenses **                            1.25%               1.25%                1.35%                1.40%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 10.895956         $ 13.382377                  n/a                  n/a
   Total Return *                               2.13%***               5.09%                  n/a                  n/a
   Ratio of Expenses **                            1.25%               1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 10.505783         $ 12.733662                  n/a                  n/a
   Total Return *                               1.80%***               8.21%                  n/a                  n/a
   Ratio of Expenses **                            1.35%               1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a         $ 11.767229                  n/a                  n/a
   Total Return *                                    n/a            4.84%***                  n/a                  n/a
   Ratio of Expenses **                              n/a               1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a          $ 9.046263                  n/a                  n/a
   Total Return *                                    n/a              -9.75%                  n/a                  n/a
   Ratio of Expenses **                              n/a               1.40%                  n/a                  n/a


                                                                                       JNL/
                                            JNL/S&P              JNL/S&P             S&P Very            JNL/Select
                                          Retirement           Retirement         Aggressive Growth       Balanced
                                        2025 Portfolio (C)      Income (C)        Portfolio I (B)        Portfolio
                                        ----------------     ----------------     ----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 11.057641          $ 10.603426                  n/a          $ 27.272162
   Total Return *                              6.02%***             5.70%***                  n/a               12.25%
   Ratio of Expenses **                           1.35%                1.35%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                       n/a                  n/a                  n/a          $ 24.296615
   Total Return *                                   n/a                  n/a                  n/a                4.00%
   Ratio of Expenses **                             n/a                  n/a                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                       n/a                  n/a          $ 11.384935          $ 23.363167
   Total Return *                                   n/a                  n/a                2.47%                9.50%
   Ratio of Expenses **                             n/a                  n/a                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       n/a                  n/a          $ 11.110472          $ 21.336632
   Total Return *                                   n/a                  n/a             8.25%***             4.62%***
   Ratio of Expenses **                             n/a                  n/a                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a                  n/a           $ 6.735581          $ 11.096203
   Total Return *                                   n/a                  n/a              -24.26%               -3.30%
   Ratio of Expenses **                             n/a                  n/a                1.40%                1.40%



                                           JNL/Select           JNL/Select
                                         Global Growth          Large Cap
                                           Portfolio         Growth Portfolio
                                        -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 26.214779          $ 28.294191
   Total Return *                                 11.79%                3.31%
   Ratio of Expenses **                            1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 23.449660          $ 27.387918
   Total Return *                                  0.55%                3.37%
   Ratio of Expenses **                            1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 23.321437          $ 26.494836
   Total Return *                                 15.90%                8.24%
   Ratio of Expenses **                            1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 9.192404           $ 8.387840
   Total Return *                                 22.25%               33.57%
   Ratio of Expenses **                            1.40%                1.40%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 7.519648           $ 6.279575
   Total Return *                                -28.13%              -30.73%
   Ratio of Expenses **                            1.40%                1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(C)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                            JNL/S&P              JNL/S&P
                                            Managed              Managed              JNL/S&P              JNL/S&P
                                            Moderate            Moderate            Retirement           Retirement
                                         Portfolio (A)       Growth Portfolio     2015 Portfolio (C)   2020 Portfolio (C)
                                        -----------------    ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                    $ 27,779            $ 92,695                $ 334                $ 252
   Units Outstanding (in thousands)                2,375               6,675                   31                   23
   Investment Income Ratio *                       0.20%               0.14%                0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                    $ 16,238            $ 64,507                  n/a                  n/a
   Units Outstanding (in thousands)                1,506               5,167                  n/a                  n/a
   Investment Income Ratio *                       0.30%               2.07%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 1,936            $ 37,844                  n/a                  n/a
   Units Outstanding (in thousands)                  185               3,187                  n/a                  n/a
   Investment Income Ratio *                       0.00%               1.18%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                  n/a                 n/a                  n/a                  n/a
   Investment Income Ratio *                         n/a                 n/a                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                  n/a                 n/a                  n/a                  n/a
   Investment Income Ratio *                         n/a                 n/a                  n/a                  n/a



                                                                                       JNL/
                                            JNL/S&P              JNL/S&P             S&P Very            JNL/Select
                                          Retirement           Retirement         Aggressive Growth       Balanced
                                        2025 Portfolio (C)      Income (C)        Portfolio I (B)        Portfolio
                                        ----------------     ----------------     ----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 82              $ 1,560                  n/a             $ 13,152
   Units Outstanding (in thousands)                   7                  147                  n/a                  614
   Investment Income Ratio *                      0.00%                0.00%                  n/a                0.15%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        n/a                  n/a                  n/a             $ 11,920
   Units Outstanding (in thousands)                 n/a                  n/a                  n/a                  659
   Investment Income Ratio *                        n/a                  n/a                  n/a                3.97%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        n/a                  n/a                  $ -             $ 10,923
   Units Outstanding (in thousands)                 n/a                  n/a                    -                  655
   Investment Income Ratio *                        n/a                  n/a                0.02%                0.12%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        n/a                  n/a              $ 1,844              $ 8,249
   Units Outstanding (in thousands)                 n/a                  n/a                  200                  594
   Investment Income Ratio *                        n/a                  n/a                0.00%                2.47%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        n/a                  n/a              $ 1,102              $ 5,043
   Units Outstanding (in thousands)                 n/a                  n/a                  160                  466
   Investment Income Ratio *                        n/a                  n/a                0.07%                2.91%




                                           JNL/Select           JNL/Select
                                         Global Growth          Large Cap
                                           Portfolio         Growth Portfolio
                                        -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 3,676              $ 7,526
   Units Outstanding (in thousands)                  273                  528
   Investment Income Ratio *                       0.09%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 3,601              $ 7,392
   Units Outstanding (in thousands)                  326                  623
   Investment Income Ratio *                       0.54%                0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 3,654              $ 7,131
   Units Outstanding (in thousands)                  357                  698
   Investment Income Ratio *                       0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 3,865              $ 6,730
   Units Outstanding (in thousands)                  420                  805
   Investment Income Ratio *                       0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                     $ 4,437              $ 7,590
   Units Outstanding (in thousands)                  590                1,216
   Investment Income Ratio *                       0.67%                0.00%



*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004.

(C) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/T. Rowe          JNL/T. Rowe
                                             JNL/Select              JNL/                Price            Price Mid-Cap
                                            Money Market         Select Value         Established             Growth
                                             Portfolio          Portfolio (A)       Growth Portfolio        Portfolio
                                          -----------------    -----------------    -----------------    --------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 10.528457          $ 19.031960          $ 22.354247          $ 29.314299
   Total Return *                                    1.37%               16.63%                9.25%                2.62%
   Ratio of Expenses **                              3.06%                3.62%                4.00%                4.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 10.385847          $ 16.317798          $ 20.461539          $ 28.566244
   Total Return *                                 0.11%***                4.32%                1.94%                9.63%
   Ratio of Expenses **                              3.06%                3.62%                4.00%                4.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 10.845774          $ 15.642396          $ 20.072064          $ 26.056234
   Total Return *                                -0.50%***             8.66%***             9.98%***            15.51%***
   Ratio of Expenses **                              2.65%                3.62%                4.00%                4.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 11.243546          $ 14.281771          $ 21.512152          $ 25.806374
   Total Return *                                -1.73%***            10.54%***             0.17%***            12.36%***
   Ratio of Expenses **                              2.45%                2.65%                2.57%                2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                  $ 11.601511          $ 10.915943          $ 17.709824          $ 19.422769
   Total Return *                                -0.17%***            -0.43%***             1.07%***            -5.05%***
   Ratio of Expenses **                              2.30%                1.96%                1.96%                2.45%


                                                                                                         JNL/Western
                                          JNL/T. Rowe          JNL/Western          JNL/Western        U.S. Government
                                          Price Value          High Yield         Strategic Bond          & Quality
                                           Portfolio         Bond Portfolio (B)      Portfolio         Bond Portfolio
                                          ------------       ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 14.148551          $ 12.411995          $ 15.602425          $ 11.837508
   Total Return *                                15.79%                7.26%                1.30%               -0.79%
   Ratio of Expenses **                          3.595%               2.995%                3.30%                4.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               $ 12.218913          $ 11.571785          $ 15.402942          $ 11.931278
   Total Return *                                 2.41%             2.51%***               -0.70%               -1.65%
   Ratio of Expenses **                          3.595%               2.995%                3.30%                4.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 11.931595          $ 11.889185          $ 15.511811          $ 12.131268
   Total Return *                              9.03%***             2.55%***              5.6%***             3.03%***
   Ratio of Expenses **                          3.595%                2.80%                3.30%                4.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                               $ 11.052515                  n/a          $ 15.657991          $ 13.678008
   Total Return *                              9.05%***                  n/a             1.49%***             2.27%***
   Ratio of Expenses **                           2.80%                  n/a                2.80%                2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 8.834614                  n/a          $ 15.121315          $ 14.076853
   Total Return *                             16.14%***                  n/a             6.43%***             0.70%***
   Ratio of Expenses **                           2.45%                  n/a                1.96%                2.45%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  INCEPTION DATE SEPTEMBER 30, 2002

(B)  INCEPTION DATE OCTOBER 1, 2004



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/T. Rowe          JNL/T. Rowe
                                             JNL/Select              JNL/                Price            Price Mid-Cap
                                            Money Market         Select Value         Established             Growth
                                             Portfolio          Portfolio (A)       Growth Portfolio        Portfolio
                                          -----------------    -----------------    -----------------    --------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 12.999350          $ 21.182543          $ 31.322792          $ 41.075162
   Total Return *                                    3.24%               19.60%               12.46%                5.63%
   Ratio of Expenses **                              1.25%                1.10%                1.10%                1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 12.591389          $ 17.710890          $ 27.853371          $ 38.885926
   Total Return *                                    1.44%                6.97%                4.93%               12.85%
   Ratio of Expenses **                              1.25%                1.10%                1.10%                1.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 12.413013          $ 16.556485          $ 26.544267          $ 34.457964
   Total Return *                                   -0.47%               10.10%                7.61%               11.96%
   Ratio of Expenses **                              1.25%                1.10%                1.10%                1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 12.471394          $ 14.557751          $ 24.109727          $ 29.136326
   Total Return *                                -0.20%***            10.75%***             6.23%***             7.39%***
   Ratio of Expenses **                              1.25%                1.25%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                  $ 10.964243            10.930421           $ 8.220399          $ 10.248404
   Total Return *                                   -0.34%             9.30%***              -24.39%              -23.01%
   Ratio of Expenses **                              1.40%                1.40%                1.40%                1.40%



                                                                                                         JNL/Western
                                          JNL/T. Rowe          JNL/Western          JNL/Western        U.S. Government
                                          Price Value          High Yield         Strategic Bond          & Quality
                                           Portfolio         Bond Portfolio (B)      Portfolio         Bond Portfolio
                                          ------------       ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 16.707908          $ 14.681915          $ 20.152585          $ 16.297123
   Total Return *                                18.71%                9.31%                3.54%                1.97%
   Ratio of Expenses **                           1.10%                1.10%                1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               $ 14.074598          $ 13.431707          $ 19.463165          $ 15.981831
   Total Return *                                 4.99%                0.58%                1.50%                1.09%
   Ratio of Expenses **                           1.10%                1.10%                1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 13.405862          $ 13.354808          $ 19.175338          $ 15.810068
   Total Return *                                11.24%                2.98%                7.39%                2.56%
   Ratio of Expenses **                           1.10%                1.10%                1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                               $ 11.699228                  n/a          $ 17.900578          $ 15.415351
   Total Return *                              7.28%***                  n/a             2.12%***             0.93%***
   Ratio of Expenses **                           1.25%                  n/a                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 8.961548                  n/a          $ 12.028236          $ 12.356886
   Total Return *                               -17.99%                  n/a                6.87%                9.92%
   Ratio of Expenses **                           1.40%                  n/a                1.40%                1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  INCEPTION DATE SEPTEMBER 30, 2002

(B)  INCEPTION DATE OCTOBER 1, 2004




JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/T. Rowe          JNL/T. Rowe
                                             JNL/Select              JNL/                Price            Price Mid-Cap
                                            Money Market         Select Value         Established             Growth
                                             Portfolio          Portfolio (A)       Growth Portfolio        Portfolio
                                          -----------------    -----------------    -----------------    --------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 15,513              $ 7,631             $ 24,645             $ 27,847
   Units Outstanding (in thousands)                  1,309                  372                1,060                  893
   Investment Income Ratio *                         0.41%                0.15%                0.06%                0.11%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      $ 23,951              $ 4,249             $ 18,904             $ 23,757
   Units Outstanding (in thousands)                  2,129                  246                1,006                  875
   Investment Income Ratio *                         2.68%                3.07%                0.25%                0.33%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 5,218              $ 3,446             $ 11,067             $ 16,035
   Units Outstanding (in thousands)                    469                  212                  700                  770
   Investment Income Ratio *                         0.90%                0.51%                0.51%                0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                       $ 2,367              $ 1,133              $ 5,939              $ 9,383
   Units Outstanding (in thousands)                    218                   79                  516                  636
   Investment Income Ratio *                         0.47%                0.65%                0.03%                0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                       $ 5,567                  $ 8              $ 3,753              $ 4,315
   Units Outstanding (in thousands)                    515                    1                  468                  447
   Investment Income Ratio *                         1.06%                0.00%                0.09%                0.00%


                                                                                                         JNL/Western
                                          JNL/T. Rowe          JNL/Western          JNL/Western        U.S. Government
                                          Price Value          High Yield         Strategic Bond          & Quality
                                           Portfolio         Bond Portfolio (B)      Portfolio         Bond Portfolio
                                          ------------       ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                   $ 28,660             $ 18,079             $ 10,767   $-         $ 8,591
   Units Outstanding (in thousands)               1,804                1,379                  613    -             615
   Investment Income Ratio *                      0.22%                0.63%                0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                   $ 21,334             $ 12,201              $ 8,475              $ 8,562
   Units Outstanding (in thousands)               1,593                1,040                  518                  640
   Investment Income Ratio *                      2.37%                7.16%                5.91%                3.86%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                   $ 13,899             $ 13,234              $ 6,028              $ 7,842
   Units Outstanding (in thousands)               1,094                1,124                  386                  601
   Investment Income Ratio *                      0.93%                2.29%                5.47%                4.55%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 5,681                  n/a              $ 4,498              $ 7,846
   Units Outstanding (in thousands)                 519                  n/a                  325                  639
   Investment Income Ratio *                      0.77%                  n/a                5.83%                2.99%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 2,999                  n/a              $ 2,484              $ 9,857
   Units Outstanding (in thousands)                 353                  n/a                  210                  804
   Investment Income Ratio *                      0.01%                  n/a                6.62%                4.67%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  INCEPTION DATE SEPTEMBER 30, 2002

(B)  INCEPTION DATE OCTOBER 1, 2004


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as listed in
Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2006 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account I as listed in Note 1 of the financial statements as of December 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



KPMG LLP



Chicago, Illinois
March 21, 2007

Jackson National Life Insurance

Company of New York



Financial Statements

December 31, 2006



JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm                                         1



Balance Sheets                                                                                  2



Income Statements                                                                               3



Statements of Stockholder's Equity and Comprehensive Income                                     4



Statements of Cash Flows                                                                        5



Notes to Financial Statements                                                                   6


KPMG Letterhead






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP



Chicago, Illinois
March 13, 2007

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)


                                                                                                     DECEMBER 31,
ASSETS                                                                                          2006           2005
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Investments:
Cash and short-term investments                                                                 $ 10,594       $ 23,542
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2006, $1,433,452; 2005, $1,452,456)                          1,444,190      1,477,000
Equities (cost: 2006, $261; 2005, $285)                                                              298            310
Trading securities, at fair value (cost: 2006, $1,000; 2005, $0)                                   1,060              -
Policy loans                                                                                          53             46
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total investments                                                                              1,456,195      1,500,898

Accrued investment income                                                                         18,721         19,738
Deferred acquisition costs                                                                       128,772        109,106
Deferred sales inducements                                                                        15,660         14,536
Reinsurance recoverable                                                                            1,644          1,641
Income taxes receivable from Parent                                                                1,109          2,392
Receivable from Parent                                                                               141              -
Other assets                                                                                       3,657          2,660
Separate account assets                                                                        1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total assets                                                                                 $ 2,850,842    $ 2,450,180
                                                                                            =============  =============
                                                                                            =============  =============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                          $ 21,435       $ 14,571
Deposits on investment contracts                                                               1,372,147      1,419,694
Securities lending payable                                                                         3,408         13,229
Deferred income taxes                                                                             12,082          8,992
Income taxes payable to Parent                                                                         -              -
Other liabilities                                                                                 13,234          8,257
Separate account liabilities                                                                   1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities                                                                              2,647,249      2,263,952
                                                                                            -------------  -------------
                                                                                            -------------  -------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding                                                                 2,000          2,000
Additional paid-in capital                                                                       141,000        141,000
Accumulated other comprehensive income, net of
tax of $1,698 in 2006 and $3,625 in 2005                                                           3,153          6,733
Retained earnings                                                                                 57,440         36,495
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total stockholder's equity                                                                       203,593        186,228
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities and stockholder's equity                                                   $ 2,850,842    $ 2,450,180
                                                                                            =============  =============


See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

INCOME STATEMENTS
(IN THOUSANDS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                           2006          2005           2004
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
REVENUES
Premiums, net of reinsurance                                                 $ (580)       $ (375)         $ (30)
Net investment income                                                        87,093        86,710         85,323
Net realized gains (losses) on investments                                       81          (236)         4,378
Fee income                                                                   23,556        15,982          9,687
Other income                                                                    170           120            116
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total revenues                                                              110,320       102,201         99,474
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------

BENEFITS AND EXPENSES
Policyholder benefits                                                         5,081         5,229          5,397
Interest credited on deposit liabilities                                     47,865        48,814         51,786
Decrease in reserves, net of reinsurance recoverables                          (147)       (1,587)          (914)
Commissions                                                                  31,722        24,932         23,903
General and administrative expenses                                           6,324         5,868          3,988
Taxes, licenses and fees                                                        762          (564)           683
Deferral of acquisition costs                                               (31,102)      (25,054)       (23,522)
Deferral of sales inducements                                                (3,994)       (4,179)        (4,680)
Amortization of deferred acquisition costs:
Attributable to operations                                                   18,384        19,180         14,896
Attributable to net realized gains (losses) on investments                       27           (81)         1,510
Amortization of deferred sales inducements:
Attributable to operations                                                    4,139         3,753          3,510
Attributable to net realized gains (losses) on investments                        5           (15)           295
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total benefits and expenses                                                  79,066        76,296         76,852
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Pretax income                                                                31,254        25,905         22,622
Income tax expense                                                           10,309         9,066          7,918
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
NET INCOME                                                                 $ 20,945      $ 16,839       $ 14,704
                                                                        ============  ============  =============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2006           2005         2004
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
COMMON STOCK
Beginning and end of year                                         $ 2,000        $ 2,000      $ 2,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                         141,000        141,000      141,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                   6,733         20,377       19,205
Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax                  (3,580)       (13,644)       1,172
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                         3,153          6,733       20,377
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

RETAINED EARNINGS
Beginning of year                                                  36,495         19,656        4,952
Net income                                                         20,945         16,839       14,704
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                        57,440         36,495       19,656
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

TOTAL STOCKHOLDER'S EQUITY                                       $203,593       $186,228     $183,033
                                                              ============  ============= ===========


                                                                              YEARS ENDED DECEMBER 31,
                                                                         2006         2005          2004
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

Net income                                                               $ 20,945     $ 16,839      $ 14,704
Net unrealized holding gains (losses) arising during
the period, net of tax of $(1,671) in 2006;
$(6,333) in 2005 and $2,318 in 2004                                        (3,105)     (11,761)        4,305
Reclassification adjustment for gains included
in net income, net of tax of $(256) in 2006;
$(1,014) in 2005 and $(1,687) in 2004                                        (475)      (1,883)       (3,133)
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

COMPREHENSIVE INCOME                                                     $ 17,365      $ 3,195      $ 15,876
                                                                     ============= ============  ============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                2006           2005            2004
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $ 20,945       $ 16,839        $ 14,704
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized (gains) losses on investments                                           (81)           236          (4,378)
Unrealized gains on trading portfolio                                                (60)             -             (84)
Interest credited on deposit liabilities                                          47,865         48,814          51,786
Amortization of premium on investments                                             2,515          3,295           3,185
Deferred income tax provision                                                      5,018          5,214             637
Other charges                                                                        233           (713)            470
Change in:
Accrued investment income                                                          1,017            774            (601)
Deferred sales inducements and acquisition costs                                 (12,561)        (6,398)         (7,991)
Trading portfolio activity, net                                                   (1,000)         1,084            (860)
Income taxes (receivable) payable to Parent                                        1,283         (4,808)          2,388
Claims payable                                                                     4,741           (991)          3,743
Other assets and liabilities, net                                                  5,251            655          (2,676)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                         75,166         64,001          60,323
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES: Fixed maturities and equities available for sale:
Sales                                                                            143,627         57,079          80,100
Principal repayments, maturities, calls
and redemptions                                                                  111,799        114,753         117,453
Purchases                                                                       (238,834)      (188,266)       (266,312)
Other investing activities                                                        (9,828)          (597)         (6,130)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                6,764        (17,031)        (74,889)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                         451,770        348,025         327,922
Withdrawals                                                                     (234,139)      (162,209)       (112,642)
Net transfers to separate accounts                                              (312,509)      (250,512)       (198,055)
Capital contribution                                                                   -              -               -
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                              (94,878)       (64,696)         17,225
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                      (12,948)       (17,726)          2,659

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                                23,542         41,268          38,609
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                    $ 10,594       $ 23,542        $ 41,268
                                                                             ============   ============   =============

See accompanying notes to financial statements.



               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require additional disclosures and is effective for fiscal years beginning after December 15, 2006. Jackson /NY does not expect adoption to have a material impact on the Company's financial statements.

     In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 is not expected to have a material impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Jackson/NY does not expect adoption to have a material impact on the Company's financial statements.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have a material impact on the Company's financial statements.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the FASB issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. Jackson/NY adopted the requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on the Company's financial statements.

     Effective January 1, 2004, Jackson/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income in the income statement. During 2006, 2005 and 2004, $60 thousand, nil and $84 thousand of investment income recognized relates to trading securities held at December 31, 2006, 2005 and 2004, respectively.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $1.5 million, $(431) thousand and $349 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $1.5 million and $45 thousand at December 31, 2006 and 2005, respectively, is included in reserves for future policy benefits and claims payable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $2.0 million, $1.1 million and $591 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $3.6 million and $1.6 million at December 31, 2006 and 2005, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $5.0 million and $11.9 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $1.0 million and $2.3 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,224.9 million and $799.2 million at December 31, 2006 and 2005, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.


3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:

     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.35 billion and $1.31 billion, respectively, at December 31, 2006 and $1.40 billion and $1.34 billion, respectively, at December 31, 2005.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,160.2 million and $752.4 million at December 31, 2006 and 2005, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2006, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2006, the carrying value of investments rated by the Company's affiliated investment advisor totaled $8.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.


                                                                       PERCENT OF TOTAL
                                                                       FIXED MATURITIES
                  INVESTMENT RATING                                    DECEMBER 31, 2006
                                                                  ----------------------------
                                                                  ----------------------------
                  AAA                                                        15.8%
                  AA                                                          7.0%
                  A                                                          27.5%
                  BBB                                                        44.0%
                                                                  ----------------------------
                                                                  ----------------------------
                      Investment grade                                       94.3%
                                                                  ----------------------------
                                                                  ----------------------------
                  BB                                                          5.0%
                  B and below                                                 0.7%
                                                                  ----------------------------
                                                                  ----------------------------
                         Below investment grade                               5.7%
                                                                  ----------------------------
                      Total fixed maturities                                    100.0%
                                                                  ----------------------------



     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were nil and $17.4 thousand, respectively, at December 31, 2006. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2006 were nil and $17.4 thousand, respectively, and for the 12 months preceding December 31, 2005 were nil and $18.1 thousand, respectively.




4.    INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
     (in thousands):

                                         COST OR         GROSS         GROSS
                                        AMORTIZED      UNREALIZED   UNREALIZED        FAIR
December 31, 2006                          COST          GAINS        LOSSES         VALUE
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
U.S. Treasury securities                      $ 509            $ -          $ 2          $ 507
Public utilities                            126,532          3,919          376        130,075
Corporate securities                        979,901         17,470       10,975        986,396
Asset-backed securities                     326,510          3,643        2,941        327,212
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
Total fixed maturities                  $ 1,433,452       $ 25,032     $ 14,294    $ 1,444,190
                                       =============  ============= ============  =============
                                       =============  ============= ============  =============

Equities                                      $ 261           $ 37          $ -          $ 298
                                       =============  ============= ============  =============

                                             COST OR         GROSS          GROSS
                                            AMORTIZED      UNREALIZED    UNREALIZED        FAIR
December 31, 2005                              COST          GAINS         LOSSES          VALUE
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
U.S. Treasury securities                          $ 511            $ 5           $ -           $ 516
Public utilities                                138,066          6,169           240         143,995
Corporate securities                          1,084,091         29,391         9,330       1,104,152
Asset-backed securities                         229,788          1,421         2,872         228,337
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
Total fixed maturities                      $ 1,452,456       $ 36,986      $ 12,442     $ 1,477,000
                                           =============  =============  ============  ==============
                                           =============  =============  ============  ==============

Equities                                          $ 285           $ 25           $ -           $ 310
                                           =============  =============  ============  ==============


     At December 31, 2006 and 2005, available for sale securities without a readily ascertainable market value having an amortized cost of $177.2 million and $196.1 million, respectively, had an estimated fair value of $174.9 million and $195.3 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                          AMORTIZED      FAIR
                                                           COST         VALUE
                                                    -------------- --------------
                                                    -------------- --------------
Due in 1 year or less                                    $ 76,322       $ 76,351
Due after 1 year through 5 years                          422,754        431,534
Due after 5 years through 10 years                        555,831        557,986
Due after 10 years through 20 years                        47,571         46,351
Due after 20 years                                          4,464          4,756
Asset-backed securities                                   326,510        327,212
                                                    -------------- --------------
                                                    -------------- --------------
Total                                                 $ 1,433,452    $ 1,444,190
                                                    ============== ==============

     U.S. Treasury securities with a carrying value of $507 thousand and $516 thousand at December 31, 2006 and 2005, respectively, were on deposit with the State of New York as required by state insurance law.



4.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                                LESS THAN 12 MONTHS         12 MONTHS OR LONGER          TOTAL
                                            --------------------------  ---------------------------  --------------------------
                                            --------------------------  ---------------------------  --------------------------
                                               GROSS                       GROSS                        GROSS
                                             UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR
December 31, 2006                              LOSSES        VALUE         LOSSES         VALUE        LOSSES         VALUE
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
U.S. Treasury securities                             $ 2        $ 507            $ -           $ -           $ 2         $ 507
Public utilities                                     108       27,906            268         7,018           376        34,924
Corporate securities                               1,442      126,230          9,533       320,824        10,975       447,054
Asset-backed securities                              212       43,551          2,729       108,746         2,941       152,297
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Subtotal - fixed maturities                        1,764      198,194         12,530       436,588        14,294       634,782
Equities                                               -            -              -             -             -             -
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Total temporarily impaired
securities                                       $ 1,764    $ 198,194       $ 12,530     $ 436,588      $ 14,294     $ 634,782
                                            =============  ===========  =============  ============  ============  ============


                                               LESS THAN 12 MONTHS        12 MONTHS OR LONGER        TOTAL
                                            --------------------------  ------------------------  --------------------------
                                            --------------------------  ------------------------  --------------------------
                                               GROSS                       GROSS                     GROSS
                                             UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED       FAIR
December 31, 2005                              LOSSES        VALUE        LOSSES        VALUE        LOSSES        VALUE
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Public utilities                                   $ 162     $ 10,485          $ 78     $ 1,918          $ 240     $ 12,403
Corporate securities                               7,381      353,732         1,949      40,856          9,330      394,588
Asset-backed securities                            2,341      126,062           531      20,214          2,872      146,276
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Subtotal - fixed maturities                        9,884      490,279         2,558      62,988         12,442      553,267
Equities                                               -            -             -           -              -            -
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Total temporarily impaired
securities                                       $ 9,884    $ 490,279       $ 2,558    $ 62,988       $ 12,442    $ 553,267
                                            ============= ============  ============  ==========  =============  ===========


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below the amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding


4.    INVESTMENTS (CONTINUED)

     underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to the recognition of impairment losses affected other investments, such investments were reviewed for other-than-temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of
     Interest Income and Impairment on Purchased and Retained Beneficial
     Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other-than-temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2006, 79.0% were investment grade, 4.0% were below investment grade and 17.0% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 29.4% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2006, the industries representing the larger unrealized losses included manufacturing (12.6% of fixed maturities gross unrealized losses) and construction materials (11.9%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2006.




4.    INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2006 were as follows (in thousands):

Less than one year                                     $ 90
One to five years                                     2,438
Five to ten years                                     7,406
More than ten years                                   1,419
Asset-backed securities                               2,941
                                                ------------
                                                ------------
Total gross unrealized losses                      $ 14,294
                                                ============


     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2006 and 2005, the estimated fair value of loaned securities was $3.3 million and $12.9 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
     Cash collateral received, in the amount of $3.4 million and $13.2 million at December 31, 2006 and 2005, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2006, 2005 and 2004 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $740 thousand, $579 thousand and $515 thousand in 2006, 2005 and 2004, respectively.

      Net realized  investment gains (losses) on investments were as follows
     (in thousands):

                                                YEARS ENDED DECEMBER 31,
                                           2006           2005          2004
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Sales of fixed maturities:
Gross gains                              $      2,949  $      1,828   $    5,322
Gross losses                                 (2,873)        (1,906)       (1,594)
Sales of equities:
Gross gains                                       5              -           901
Impairment losses                                 -           (158)         (251)
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Total                                          $ 81         $ (236)      $ 4,378
                                        ============  =============  ============

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.


6.   REINSURANCE (CONTINUED)
     The effect of reinsurance on premiums was as follows (in thousands):

                                                         YEARS ENDED DECEMBER 31,
                                                  2006          2005           2004
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Direct premiums                                      $ 723         $ 637          $ 619
Less reinsurance ceded:
Life                                                  (636)         (518)          (473)
Guaranteed annuity benefits                           (667)         (494)          (176)
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Net premiums                                        $ (580)       $ (375)         $ (30)
                                               ============  ============  =============

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                            DECEMBER 31,
                                        2006            2005
                                     ------------   -------------
                                     ------------   -------------
Ceded reserves                           $ 1,635         $ 1,406
Ceded claims liability                         -             225
Ceded other                                    9              10
                                     ------------   -------------
                                     ------------   -------------
Total                                    $ 1,644         $ 1,641
                                     ============   =============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows
     (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                        2006          2005          2004
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------
Current tax expense                      $ 5,291       $ 3,852       $ 7,281
Deferred tax expense                       5,018         5,214           637
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------

Income tax expense                      $ 10,309       $ 9,066       $ 7,918
                                    =============  ============  ============


     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2006, 2005 and 2004 as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                      2006          2005           2004
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Income taxes at statutory rate                        $ 10,939       $ 9,067        $ 7,918
Dividends received deduction                              (630)            -              -
Other                                                        -            (1)             -
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Provision for federal income taxes                    $ 10,309       $ 9,066        $ 7,918
                                                  =============  ============  =============
                                                  =============  ============  =============

Effective tax rate                                       33.0%         35.0%          35.0%
                                                  =============  ============  =============

     Federal income taxes of $4.0 million, $6.2 million and $4.9 million were paid to Jackson in 2006, 2005 and 2004, respectively.


7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                              DECEMBER 31,
                                                                          2006            2005
                                                                       ------------   -------------
                                                                       ------------   -------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $ 36,261        $ 36,208
Investments                                                                     98              95
Other, net                                                                     858             555
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax asset                                              37,217          36,858
                                                                       ------------   -------------
                                                                       ------------   -------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                           (45,507)        (37,251)
Net unrealized gains on available for sale securities                       (3,792)         (8,599)
Other, net
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax liability                                         (49,299)        (45,850)
                                                                       ------------   -------------
                                                                       ------------   -------------

NET DEFERRED TAX LIABILITY                                              $   (12,082)   $     (8,992)
                                                                       ============   =============


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2006, the Company had no federal tax capital loss carryforwards available for future use.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2006, 2005 or 2004.

     Statutory capital and surplus of the Company, as reported in its Annual
     Statement, was $134.6 million and $132.4 million at December 31, 2006 and 2005, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $3.4 million, $11.9 million, and $14.8 million in 2006, 2005 and 2004, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $22 thousand, $23 thousand, and $22 thousand in 2006, 2005 and 2004, respectively. The future lease obligations at December 31, 2006 relating to this lease are immaterial.




11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $517 thousand, $522 thousand and $510 thousand to PPM for investment advisory services during 2006, 2005 and 2004, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $3.9 million and $2.9 million in 2006, 2005 and 2004, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed this 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $100 thousand, $49 thousand and $36 thousand in 2006, 2005 and 2004, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2006 and 2005, Jackson's liability for the Company's portion of such plans totaled $1,879 thousand and $1,437 thousand, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled nil, $33 thousand and nil in 2006, 2005 and 2004, respectively.

PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                            Condensed Financial Information

                     (2) Financial statements and schedules included in Part B:

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2006
                            Statements of Operations for the period ended
                              December 31, 2006
                            Statements of Changes in Net Assets for the periods
                              ended December 31, 2006 and 2005
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2006 and 2005
                            Income Statements for the years ended December 31,
                              2006, 2005 and 2004
                            Statements of Stockholder's Equity and Comprehensive
                              Income for the years ended December 31, 2006, 2005 and 2004
                            Statements of Cash Flows for the years ended
                              December 31, 2006, 2005 and 2004
                            Notes to Financial Statements

Item 24.(b)        Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.                 Not Applicable

3.a General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s. Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t. Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll. Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn. Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

bbb. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ddd. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

eee. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

fff. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ggg. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on
                   April 27, 2006 (Files Nos. 333-70384 and 811-08401).

hhh. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

iii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

jjj. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

kkk. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

lll. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-136485 and 811-08401).

mmm. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

nnn. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on
                   April 26, 2007 (File Nos. 333-70384 and 811-08401).

ooo. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on
                   April 26, 2007 (File Nos. 333-70384 and 811-08401).

ppp. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

qqq. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

rrr. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

sss. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ttt. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

uuu. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

vvv. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

www. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, attached hereto.

xxx. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

yyy. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

zzz. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

h. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

j. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto.

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b. Amendment No. 2 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

d. Amendments to the January 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

e. Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

f. Amendment to the January 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

8.                 Not Applicable

9.                 Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                Not Applicable

12.                Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address               Positions and Offices with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                                   Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary, Chief Compliance Officer,
1 Corporate Way                                   Separate Accounts, Chief Risk Officer & Director
Lansing, MI 48951

Clifford S. Hale, M.D.                            Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General Counsel, Secretary & Director
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                                 Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                   Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser


Item 27. Number of Contract Owners as of September 24, 2007

     Qualified - 8,134
     Non-qualified - 6,391

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

         (b)    Directors and Officers of Jackson National Life Distributors
                LLC:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization


Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 29th day of November, 2007.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
    -----------------------
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York (Depositor)

By:  THOMAS J. MEYER
    -----------------------
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

     As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Clark P. Manning, Jr.                                    Date
President and Chief Executive Officer

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Andrew B. Hopping                                        Date
Executive Vice President, Chief Financial
Officer, and Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Gregory B. Salsbury                                      Date
Vice President and Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Herbert G. May III                                       Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                          November 29, 2007
-------------------                                      -----------------
Thomas J. Meyer                                          Date
Senior Vice President, General Counsel,
Secretary and Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
John J. Brown                                            Date
Vice President and Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Marianne Clone                                           Date
Vice President and Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Julia A. Goatley                                         Date
Vice President; Senior Counsel;
Assistant Secretary; Chief Compliance
Officer, Separate Accounts; Chief Risk
Officer and Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Russell E. Peck                                          Date
Vice President and Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Gregory B. Salsbury                                      Date
Vice President and Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Donald B. Henderson, Jr.                                 Date
Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
David C. Porteous                                        Date
Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Donald T. DeCarlo                                        Date
Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
Gary H. Torgow                                           Date
Director

THOMAS J. MEYER*                                         November 29, 2007
-------------------                                      -----------------
John C. Colpean                                          Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney In Fact


                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony
L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 1st day of October, 2007.


CLARK P. MANNING, JR.
---------------------
Clark P. Manning, Jr.
President and Chief Executive Officer


ANDREW B. HOPPING
-----------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director


HERBERT G. MAY III
------------------
Herbert G. May III
Chief Administrative Officer and Director


THOMAS J. MEYER
---------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director


JOHN H. BROWN
-------------
John H. Brown
Vice President and Director


MARIANNE CLONE
--------------
Marianne Clone
Vice President and Director


JULIA A. GOATLEY
----------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director


RUSSELL E. PECK
---------------
Russell E. Peck
Vice President and Director


GREGORY B. SALSBURY
-------------------
Gregory B. Salsbury
Vice President and Director


DONALD B. HENDERSON, JR.
------------------------
Donald B. Henderson, Jr.
Director


DAVID L. PORTEOUS
-----------------
David L. Porteous
Director


DONALD T. DECARLO
-----------------
Donald T. DeCarlo
Director


GARY H. TORGOW
--------------
Gary H. Torgow
Director


JOHN C. COLPEAN
---------------
John C. Colpean
Director


                                  EXHIBIT LIST

Exhibit No.        Description

4.vvv. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.vvv.

4.www. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, attached hereto as EX-4.www.

4.xxx. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX-4.xxx.

4.yyy. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.yyy.

4.zzz. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.zzz.

5.j. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto as EX-5.j.

9.                 Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.